UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Ryan Louvar	W. John McGuire, Esq.
Vice President and Senior Counsel	Morgan, Lewis and Bockius LLP
State Street Bank and Trust Company	1111 Pennsylvania Ave., NW
One Lincoln Street/CPH0326	Washington, DC 20004
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: March 31, 2012

TABLE OF CONTENTS

SPDR Dow Jones Total Market ETF (TMW)	3
SPDR Dow Jones Large Cap ETF (ELR)	14
SPDR S&P 500 Growth ETF (SPYG)	22
SPDR S&P 500 Value ETF (SPYV)	26
SPDR Dow Jones Mid Cap ETF (EMM)	31
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	37
SPDR S&P 400 Mid Cap Value ETF (MDYV)	41
SPDR S&P 600 Small Cap ETF (SLY)	45
SPDR S&P 600 Small Cap Growth ETF (SLYG)	52
SPDR S&P 600 Small Cap Value ETF (SLYV)	57
SPDR Global Dow ETF (DGT)	63
SPDR Dow Jones REIT ETF (RWR)	66
SPDR S&P Bank ETF (KBE)	68
SPDR S&P Capital Markets ETF (KCE)	69
SPDR S&P Insurance ETF (KIE)	70
SPDR S&P Mortgage Finance ETF(KME)	71
SPDR S&P Regional Banking ETF (KRE)	72
SPDR Morgan Stanley Technology ETF (MTK)	73
SPDR S&P Dividend ETF (SDY)	74
SPDR S&P Aerospace & Defense ETF (XAR)	76
SPDR S&P Biotech ETF (XBI)	77
SPDR S&P Health Care Equipment ETF (XHE)	78
SPDR S&P Health Care Services ETF (XHS)	79
SPDR S&P Homebuilders ETF (XHB)	80
SPDR S&P Metals & Mining ETF (XME)	81
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	82
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	83
SPDR S&P Pharmaceuticals ETF (XPH)	84
SPDR S&P Retail ETF (XRT)	85
SPDR S&P Semiconductor ETF (XSD)	87
SPDR S&P Software & Services ETF (XSW)	88
SPDR S&P Telecom ETF (XTL)	90
SPDR S&P Transportation ETF (XTN)	91
SPDR Wells Fargo Preferred Stock ETF (PSK)	92
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)	95
SPDR Barclays Capital TIPS ETF (IPE)	96
SPDR Barclays Capital Short Term Treasury ETF (SST)	97
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)	99
SPDR Barclays Capital Long Term Treasury ETF (TLO)	101
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)	102
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)	112
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)	125

SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)	133
SPDR Barclays Capital Convertible Securities ETF (CWB)	143
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)	146
SPDR Barclays Capital Aggregate Bond ETF (LAG)	147
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)	158
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)	166
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)	169
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)	171
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	179
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	181
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)	184
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	188
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)	190
SPDR Barclays Capital International Treasury Bond ETF (BWX)	192
SPDR Barclays Capital International Corporate Bond ETF (IBND)	196
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)	203
SPDR Barclays Capital High Yield Bond ETF (JNK)	207
SPDR Barclays Capital Short Term High Yield Bond ETF (SJNK)	213
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)	217

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	2,233	$103,768
Ceradyne, Inc. (b)	383	12,471
Exelis, Inc.	2,589	32,414
General Dynamics Corp.	3,505	257,197
Goodrich Corp.	2,018	253,138
Honeywell International, Inc.	7,748	473,015
Huntington Ingalls Industries, Inc. (a)	659	26,518
L-3 Communications Holdings, Inc.	1,598	113,091
Lockheed Martin Corp. (b)	3,607	324,125
National Presto Industries, Inc. (b)	516	39,144
Northrop Grumman Corp. (b)	3,959	241,816
Precision Castparts Corp.	1,400	242,060
Raytheon Co.	5,090	268,650
Rockwell Collins, Inc. (b)	2,531	145,684
Textron, Inc.	3,192	88,833
The Boeing Co.	7,482	556,436
United Technologies Corp.	9,627	798,463

		3,976,823

AIR FREIGHT & LOGISTICS — 0.8%
C.H. Robinson Worldwide, Inc.	1,836	120,240
Expeditors International of Washington, Inc.	2,694	125,298
FedEx Corp.	3,321	305,399
Forward Air Corp. (b)	2,459	90,171
United Parcel Service, Inc. (Class B)	8,379	676,353
UTI Worldwide, Inc.	2,683	46,228

		1,363,689

AIRLINES — 0.1%
Delta Air Lines, Inc. (a)	7,100	70,361
JetBlue Airways Corp. (a)(b)	3,872	18,934
Southwest Airlines Co.	8,397	69,191
United Continental Holdings, Inc. (a)(b)	3,634	78,131
US Airways Group, Inc. (a)(b)	2,146	16,288

		252,905

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	564	6,604
BorgWarner, Inc. (a)(b)	1,093	92,184
Gentex Corp. (b)	3,932	96,334
Johnson Controls, Inc.	7,672	249,187
Modine Manufacturing Co. (a)	5,218	46,075
Shiloh Industries, Inc.	2,359	22,481
The Goodyear Tire & Rubber Co. (a)	3,850	43,197

		556,062

AUTOMOBILES — 0.4%
Ford Motor Co.	35,885	448,204
Harley-Davidson, Inc.	3,453	169,473
Thor Industries, Inc. (b)	405	12,782

		630,459

BEVERAGES — 2.0%
Beam, Inc.	1,732	101,443
Central European Distribution Corp. (a)(b)	609	3,112
Coca-Cola Enterprises, Inc.	4,392	125,611
Constellation Brands, Inc. (Class A) (a)	3,135	73,955
Dr. Pepper Snapple Group, Inc.	2,932	117,896
Molson Coors Brewing Co. (Class B)	1,637	74,074
Monster Beverage Corp. (a)	1,842	114,370
PepsiCo, Inc.	16,941	1,124,035
The Coca-Cola Co.	22,509	1,665,891

		3,400,387

BIOTECHNOLOGY — 1.8%
Acorda Therapeutics, Inc. (a)	993	26,364
Alexion Pharmaceuticals, Inc. (a)	1,876	174,205
Alkermes PLC (a)	1,840	34,132
Alnylam Pharmaceuticals, Inc. (a)(b)	840	9,299
AMAG Pharmaceuticals, Inc. (a)	232	3,696
Amgen, Inc.	11,750	798,882
Amylin Pharmaceuticals, Inc. (a)(b)	2,026	50,569
AVI BioPharma, Inc. (a)(b)	8,526	13,130
Biogen Idec, Inc. (a)	3,405	428,928
BioMarin Pharmaceutical, Inc. (a)	1,480	50,690
Celgene Corp. (a)	5,413	419,616
Chelsea Therapeutics International, Ltd. (a)(b)	5,247	13,432
Cubist Pharmaceuticals, Inc. (a)(b)	1,003	43,380
Dendreon Corp. (a)(b)	3,070	32,711
Gilead Sciences, Inc. (a)	10,479	511,899
Human Genome Sciences, Inc. (a)(b)	4,795	39,511
Incyte Corp. (a)(b)	1,128	21,770
InterMune, Inc. (a)(b)	445	6,528
Isis Pharmaceuticals, Inc. (a)(b)	1,763	15,461
Medivation, Inc. (a)	2,246	167,821
Myriad Genetics, Inc. (a)	1,077	25,482
Neurocrine Biosciences, Inc. (a)(b)	1,506	12,003
Novavax, Inc. (a)(b)	2,768	3,488
Onyx Pharmaceuticals, Inc. (a)	873	32,895
PDL BioPharma, Inc. (b)	2,742	17,412
Regeneron Pharmaceuticals, Inc. (a)	700	81,634
SIGA Technologies, Inc. (a)(b)	5,780	19,421
Spectrum Pharmaceuticals, Inc. (a)(b)	2,397	30,274
Vertex Pharmaceuticals, Inc. (a)	1,824	74,802

		3,159,435

BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc. (a)(b)	19,800	83,754
Fortune Brands Home & Security, Inc. (a)	1,732	38,225
Masco Corp.	4,589	61,355
Quanex Building Products Corp. (b)	436	7,687
Simpson Manufacturing Co., Inc. (b)	1,087	35,056
USG Corp. (a)(b)	4,233	72,807

		298,884

CAPITAL MARKETS — 1.8%
Affiliated Managers Group, Inc. (a)	514	57,470
Ameriprise Financial, Inc.	2,849	162,763
BlackRock, Inc.	442	90,566
Diamond Hill Investment Group, Inc. (b)	94	6,923
E*TRADE Financial Corp. (a)	2,352	25,754
Eaton Vance Corp. (b)	1,472	42,070
Federated Investors, Inc. (Class B) (b)	690	15,463
Franklin Resources, Inc.	1,725	213,952
Intl. FCStone, Inc. (a)(b)	2,040	43,044
Invesco, Ltd.	5,009	133,590

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Janus Capital Group, Inc. (b)	4,240	$37,778
Jefferies Group, Inc. (b)	1,650	31,086
KBW, Inc. (b)	600	11,100
Knight Capital Group, Inc. (Class A) (a)(b)	540	6,950
Legg Mason, Inc.	2,492	69,602
Medallion Financial Corp. (b)	754	8,415
Morgan Stanley	13,524	265,611
Northern Trust Corp.	2,655	125,980
Raymond James Financial, Inc.	1,266	46,247
SEI Investments Co.	4,030	83,381
State Street Corp. (c)	5,679	258,394
T. Rowe Price Group, Inc.	3,001	195,965
TD Ameritrade Holding Corp.	3,062	60,444
The Bank of New York Mellon Corp.	12,870	310,553
The Charles Schwab Corp.	11,244	161,576
The Goldman Sachs Group, Inc.	4,907	610,284
Waddell & Reed Financial, Inc. (Class A)	2,253	73,020
Walter Investment Management Corp.	323	7,284

		3,155,265

CHEMICALS — 2.1%
Air Products & Chemicals, Inc.	2,190	201,042
Airgas, Inc.	997	88,703
Ashland, Inc.	1,238	75,592
Cabot Corp.	1,428	60,947
Calgon Carbon Corp. (a)(b)	1,229	19,185
Celanese Corp. (Series A)	2,088	96,424
CF Industries Holdings, Inc.	850	155,253
E. I. du Pont de Nemours & Co.	10,229	541,114
Eastman Chemical Co.	2,912	150,521
Ecolab, Inc.	4,536	279,962
FMC Corp.	860	91,040
Monsanto Co.	6,429	512,777
PPG Industries, Inc.	2,231	213,730
Praxair, Inc.	3,882	445,032
Sigma-Aldrich Corp. (b)	1,212	88,549
The Dow Chemical Co.	11,921	412,943
The Mosaic Co.	2,048	113,234
The Sherwin-Williams Co.	909	98,781

		3,644,829

COMMERCIAL BANKS — 3.1%
Arrow Financial Corp. (b)	3,171	77,372
Bank of Hawaii Corp. (b)	583	28,188
BB&T Corp.	7,455	234,013
CapitalSource, Inc.	1,246	8,224
Cascade Bancorp (a)(b)	16,400	93,152
Cathay General Bancorp (b)	816	14,443
Centerstate Banks, Inc.	1,664	13,578
CIT Group, Inc. (a)	2,271	93,656
Columbia Banking System, Inc. (b)	3,191	72,691
Comerica, Inc.	1,657	53,621
CVB Financial Corp. (b)	5,012	58,841
East West Bancorp, Inc.	1,448	33,434
Enterprise Bancorp, Inc.	7,900	129,876
F.N.B. Corp. (b)	4,533	54,759
Farmers Capital Bank Corp. (a)(b)	1,472	8,832
Fifth Third Bancorp	8,714	122,432
First Bancorp (b)	1,875	20,494
First Commonwealth Financial Corp.	4,453	27,252
First Horizon National Corp. (b)	2,828	29,355
First Merchants Corp. (b)	3,585	44,239
First Niagara Financial Group, Inc.	6,505	64,009
Green Bankshares, Inc. (a)(b)	8,962	15,146
Huntington Bancshares, Inc.	5,653	36,462
Independent Bank Corp.-Massachusetts (b)	2,309	66,338
International Bancshares Corp. (b)	1,102	23,307
Keycorp	5,849	49,717
Lakeland Financial Corp.	3,258	84,806
M&T Bank Corp.	964	83,752
National Penn Bancshares, Inc. (b)	4,938	43,701
Old National Bancorp (b)	957	12,575
PacWest Bancorp (b)	1,338	32,513
Patriot National Bancorp, Inc. (a)(b)	14,064	26,018
PNC Financial Services Group, Inc.	6,670	430,148
Popular, Inc. (a)	3,809	7,808
Regions Financial Corp.	10,231	67,422
Renasant Corp. (b)	3,924	63,883
Royal Bancshares of Pennsylvania, Inc. (a)(b)	939	1,493
Sandy Spring Bancorp, Inc.	2,511	45,625
Simmons First National Corp. (b)	2,400	61,992
StellarOne Corp. (b)	4,136	49,094
Summit Financial Group, Inc. (a)(b)	11,802	49,568
SunTrust Banks, Inc.	5,736	138,639
Susquehanna Bancshares, Inc. (b)	4,317	42,652
Trustmark Corp. (b)	909	22,707
U.S. Bancorp	19,496	617,633
Umpqua Holdings Corp. (b)	3,822	51,826
United Bankshares, Inc. (b)	707	20,404
United Community Banks, Inc. (a)(b)	2,446	23,849
Wells Fargo & Co.	54,495	1,860,459
Zions Bancorporation (b)	2,367	50,796

		5,362,794

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp.	1,790	53,933
Cintas Corp.	2,454	96,000
Courier Corp. (b)	2,121	24,604
Covanta Holding Corp.	1,742	28,273
Ennis, Inc. (b)	3,966	62,742
Herman Miller, Inc. (b)	2,307	52,969
Iron Mountain, Inc.	3,060	88,128
Kimball International, Inc. (Class B) (b)	9,460	65,368
Pitney Bowes, Inc. (b)	2,957	51,984
R.R. Donnelley & Sons Co. (b)	3,749	46,450
Republic Services, Inc.	3,191	97,517
Stericycle, Inc. (a)(b)	840	70,257
TRC Cos, Inc. (a)(b)	18,200	111,202
Waste Connections, Inc. (b)	1,696	55,171
Waste Management, Inc. (b)	5,577	194,972

		1,099,570

COMMUNICATIONS EQUIPMENT — 2.2%
Arris Group, Inc. (a)	3,013	34,047
Brocade Communications Systems, Inc. (a)	3,186	18,319
Ciena Corp. (a)(b)	3,529	57,134
Cisco Systems, Inc.	64,338	1,360,749
Comtech Telecommunications Corp. (b)	609	19,841

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Comverse Technology, Inc. (a)	113	$776
EchoStar Corp. (Class A) (a)	727	20,458
Emulex Corp. (a)	431	4,474
F5 Networks, Inc. (a)	1,145	154,529
Finisar Corp. (a)(b)	2,818	56,783
Harmonic, Inc. (a)(b)	1,676	9,168
Harris Corp. (b)	2,127	95,885
InterDigital, Inc.	902	31,444
JDS Uniphase Corp. (a)	4,081	59,134
Juniper Networks, Inc. (a)	6,807	155,744
Motorola Mobility Holdings, Inc. (a)	3,235	126,941
Motorola Solutions, Inc.	3,697	187,918
Plantronics, Inc. (b)	583	23,472
Polycom, Inc. (a)	2,724	51,947
QUALCOMM, Inc.	18,457	1,255,445
Riverbed Technology, Inc. (a)(b)	2,198	61,720
Tellabs, Inc.	7,474	30,270

		3,816,198

COMPUTERS & PERIPHERALS — 5.0%
Apple, Inc. (a)	10,082	6,043,857
Avid Technology, Inc. (a)(b)	977	10,747
Dell, Inc. (a)	20,287	336,764
EMC Corp. (a)	23,018	687,778
Hewlett-Packard Co.	27,437	653,824
Icad, Inc. (a)(b)	5,248	2,572
Lexmark International, Inc. (Class A)	1,237	41,118
NCR Corp. (a)	2,729	59,247
NetApp, Inc. (a)	5,076	227,252
Novatel Wireless, Inc. (a)(b)	1,085	3,635
QLogic Corp. (a)	3,407	60,508
SanDisk Corp. (a)	3,955	196,128
Seagate Technology PLC	5,939	160,056
Western Digital Corp. (a)	3,403	140,850

		8,624,336

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	999	22,348
EMCOR Group, Inc.	970	26,888
Fluor Corp.	2,238	134,370
Goldfield Corp. (a)	35,208	33,490
Jacobs Engineering Group, Inc. (a)	1,474	65,401
KBR, Inc.	1,826	64,914
Quanta Services, Inc. (a)	2,179	45,541
The Shaw Group, Inc. (a)	1,052	33,359
URS Corp.	937	39,841

		466,152

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	970	33,708
Martin Marietta Materials, Inc. (b)	692	59,256
Vulcan Materials Co.	1,450	61,958

		154,922

CONSUMER FINANCE — 0.7%
American Express Co.	12,337	713,819
Capital One Financial Corp.	5,362	298,878
Discover Financial Services	5,352	178,435
SLM Corp.	5,880	92,669

		1,283,801

CONTAINERS & PACKAGING — 0.1%
Crown Holdings, Inc. (a)	3,046	112,184
Owens-Illinois, Inc. (a)	2,506	58,490
Sealed Air Corp.	3,408	65,809

		236,483

DISTRIBUTORS — 0.1%
Genuine Parts Co.	1,236	77,559
LKQ Corp. (a)	2,121	66,112
Pool Corp. (b)	2,172	81,276

		224,947

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (a)	1,735	67,040
Ascent Media Corp. (Class A) (a)	161	7,614
Capella Education Co. (a)	540	19,413
Career Education Corp. (a)(b)	1,907	15,370
Corinthian Colleges, Inc. (a)	1,464	6,061
DeVry, Inc.	743	25,165
H&R Block, Inc. (b)	3,716	61,203
ITT Educational Services, Inc. (a)(b)	599	39,618
Service Corp. International	7,922	89,202
Sotheby’s (b)	802	31,551
Strayer Education, Inc. (b)	212	19,987

		382,224

DIVERSIFIED FINANCIAL SERVICES — 2.8%
Bank of America Corp.	113,385	1,085,094
Citigroup, Inc.	25,366	927,127
CME Group, Inc.	788	227,992
IntercontinentalExchange, Inc. (a)	957	131,511
JPMorgan Chase & Co.	44,797	2,059,766
Leucadia National Corp.	2,928	76,421
Moody’s Corp. (b)	2,789	117,417
MSCI, Inc. (Class A) (a)	1,229	45,240
NYSE Euronext	3,818	114,578
PHH Corp. (a)	789	12,206
The NASDAQ OMX Group, Inc. (a)	2,303	59,648

		4,857,000

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.2%
AT&T, Inc.	65,499	2,045,534
CenturyLink, Inc.	6,784	262,202
Cogent Communications Group, Inc. (a)(b)	2,040	38,923
Frontier Communications Corp. (b)	14,539	60,628
Level 3 Communications, Inc. (a)(b)	678	17,445
SureWest Communications	2,077	46,836
tw telecom, Inc. (a)	2,722	60,319
Verizon Communications, Inc.	30,809	1,177,828
Windstream Corp. (b)	6,110	71,548

		3,781,263

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	4,827	186,226
Central Vermont Public Service Corp.	3,340	117,568
Duke Energy Corp.	12,798	268,886
Edison International	3,929	167,022
Entergy Corp.	2,108	141,658
Exelon Corp.	9,667	379,043
FirstEnergy Corp.	5,450	248,465
Hawaiian Electric Industries, Inc. (b)	160	4,056
MGE Energy, Inc. (b)	2,289	101,609
NextEra Energy, Inc.	4,187	255,742
Northeast Utilities	1,696	62,956

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Pepco Holdings, Inc. (b)	4,874	$92,070
Pinnacle West Capital Corp.	1,320	63,228
PNM Resources, Inc.	3,268	59,804
PPL Corp.	4,732	133,726
Progress Energy, Inc.	2,547	135,271
Southern Co.	9,180	412,457
Unitil Corp. (b)	1,841	49,394

		2,879,181

ELECTRICAL EQUIPMENT — 0.7%
Capstone Turbine Corp. (a)(b)	15,553	15,864
Cooper Industries PLC	965	61,712
Emerson Electric Co.	8,824	460,436
General Cable Corp. (a)(b)	1,234	35,885
GrafTech International, Ltd. (a)(b)	1,994	23,808
Hubbell, Inc. (Class B)	1,552	121,956
PowerSecure International, Inc. (a)	5,551	33,639
Rockwell Automation, Inc.	2,085	166,175
Roper Industries, Inc. (b)	1,759	174,423
The Babcock & Wilcox Co. (a)	1,695	43,646

		1,137,544

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Amphenol Corp. (Class A)	2,768	165,443
Arrow Electronics, Inc. (a)	2,662	111,724
Avnet, Inc. (a)	3,062	111,426
Benchmark Electronics, Inc. (a)	2,251	37,119
Corning, Inc.	17,531	246,837
Dolby Laboratories, Inc. (Class A) (a)	808	30,752
FEI Co. (a)	1,595	78,330
FLIR Systems, Inc. (b)	1,947	49,279
Itron, Inc. (a)	507	23,023
Jabil Circuit, Inc.	3,008	75,561
Lightpath Technologies, Inc. (Class A) (a)(b)	11,415	15,981
Molex, Inc.	2,857	80,339
National Instruments Corp.	1,684	48,028
Power-One, Inc. (a)	968	4,404
Sanmina-SCI Corp. (a)	1,820	20,839
TE Connectivity, Ltd.	2,721	99,997
Tech Data Corp. (a)	1,932	104,830
Trimble Navigation, Ltd. (a)	2,718	147,914
Vishay Intertechnology, Inc. (a)(b)	4,267	51,887
Vishay Precision Group, Inc. (a)(b)	306	4,538

		1,508,251

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	5,641	236,583
Basic Energy Services, Inc. (a)	4,822	83,662
Cameron International Corp. (a)	2,920	154,263
Diamond Offshore Drilling, Inc.	583	38,915
Dresser-Rand Group, Inc. (a)	302	14,010
Exterran Holdings, Inc. (a)(b)	1,446	19,073
FMC Technologies, Inc. (a)	3,078	155,193
Halliburton Co.	11,079	367,712
Helix Energy Solutions Group, Inc. (a)	836	14,881
Helmerich & Payne, Inc.	1,500	80,925
ION Geophysical Corp. (a)(b)	13,956	90,016
McDermott International, Inc. (a)	3,389	43,413
Nabors Industries, Ltd. (a)	4,216	73,738
National Oilwell Varco, Inc.	5,477	435,257
Noble Corp. (a)	1,412	52,907
Oceaneering International, Inc.	502	27,053
Patterson-UTI Energy, Inc.	3,451	59,668
Rowan Cos., Inc. (a)	2,776	91,414
Schlumberger, Ltd.	15,871	1,109,859
Superior Energy Services, Inc. (a)	3,408	89,835
TGC Industries, Inc. (a)	4,364	43,291
Tidewater, Inc. (b)	838	45,269
Weatherford International, Ltd. (a)	4,885	73,715

		3,400,652

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp.	5,072	460,538
CVS Caremark Corp.	16,853	755,014
Safeway, Inc. (b)	5,419	109,518
SUPERVALU, Inc. (b)	3,068	17,518
Sysco Corp.	7,369	220,038
The Kroger Co.	6,773	164,110
Wal-Mart Stores, Inc.	20,865	1,276,938
Walgreen Co.	10,626	355,865
Whole Foods Market, Inc.	1,695	141,024

		3,500,563

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co.	6,857	217,093
Bunge, Ltd. (b)	1,685	115,321
Campbell Soup Co. (b)	3,767	127,513
ConAgra Foods, Inc.	6,796	178,463
Dean Foods Co. (a)	2,671	32,346
Flowers Foods, Inc. (b)	3,706	75,491
General Mills, Inc.	8,181	322,740
Green Mountain Coffee Roasters, Inc. (a)(b)	1,000	46,840
H.J. Heinz Co.	3,542	189,674
Kellogg Co.	2,435	130,589
Kraft Foods, Inc. (Class A)	16,312	620,019
McCormick & Co., Inc.	1,311	71,358
Mead Johnson Nutrition Co.	2,271	187,312
Sanderson Farms, Inc.	138	7,318
Sara Lee Corp.	9,708	209,013
Smithfield Foods, Inc. (a)	1,882	41,461
The Hershey Co.	2,059	126,279
The J.M. Smucker Co.	1,167	94,947
TreeHouse Foods, Inc. (a)(b)	1,102	65,569
Tyson Foods, Inc. (Class A)	4,398	84,222

		2,943,568

GAS UTILITIES — 0.1%
Chesapeake Utilities Corp. (b)	2,823	116,082
Delta Natural Gas Co., Inc. (b)	188	7,144
Gas Natural, Inc. (b)	380	4,423
Questar Corp.	1,753	33,763

		161,412

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)(b)	1,378	30,578
Alere, Inc. (a)(b)	1,312	34,125
Angeion Corp. (a)(b)	5,223	29,980
Baxter International, Inc.	7,016	419,416
Becton, Dickinson and Co.	2,877	223,399
Boston Scientific Corp. (a)	16,224	97,020
C.R. Bard, Inc.	1,504	148,475
CareFusion Corp. (a)	2,230	57,824

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Covidien PLC	3,141	$171,750
DENTSPLY International, Inc. (b)	1,409	56,543
Edwards Lifesciences Corp. (a)	2,291	166,624
Escalon Medical Corp. (a)(b)	23,480	23,715
Gen-Probe, Inc. (a)	706	46,885
Hologic, Inc. (a)	4,140	89,217
Intuitive Surgical, Inc. (a)	397	215,075
MAKO Surgical Corp. (a)(b)	472	19,895
Masimo Corp. (a)(b)	921	21,533
Medtronic, Inc.	13,171	516,172
NuVasive, Inc. (a)(b)	674	11,350
ResMed, Inc. (a)(b)	1,854	57,307
St. Jude Medical, Inc.	4,132	183,089
Stryker Corp.	3,221	178,701
Thoratec Corp. (a)	812	27,373
Varian Medical Systems, Inc. (a)	1,867	128,748
Vascular Solutions, Inc. (a)(b)	848	9,150
Zimmer Holdings, Inc.	2,562	164,685

		3,128,629

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	5,113	256,468
Amedisys, Inc. (a)(b)	545	7,881
AmerisourceBergen Corp.	3,127	124,079
athenahealth, Inc. (a)(b)	540	40,025
Cardinal Health, Inc.	4,464	192,443
CIGNA Corp.	3,704	182,422
Community Health Systems, Inc. (a)(b)	770	17,125
Coventry Health Care, Inc.	2,196	78,112
DaVita, Inc. (a)	1,649	148,690
Express Scripts, Inc. (a)	5,675	307,472
Health Management Associates, Inc. (Class A) (a)	3,386	22,754
Health Net, Inc. (a)	2,206	87,622
HEALTHSOUTH Corp. (a)	2,277	46,633
Healthways, Inc. (a)(b)	292	2,149
Henry Schein, Inc. (a)	1,861	140,840
Humana, Inc.	2,302	212,889
Laboratory Corp. of America Holdings (a)	1,193	109,207
Lincare Holdings, Inc.	2,714	70,238
McKesson Corp.	3,613	317,113
Medco Health Solutions, Inc. (a)	5,731	402,889
Omnicare, Inc. (b)	1,896	67,441
Patterson Cos., Inc.	1,899	63,427
PSS World Medical, Inc. (a)(b)	1,724	43,686
Quest Diagnostics, Inc.	1,545	94,477
Tenet Healthcare Corp. (a)	6,928	36,788
UnitedHealth Group, Inc.	13,338	786,142
VCA Antech, Inc. (a)(b)	2,004	46,513
WellCare Health Plans, Inc. (a)	256	18,401
WellPoint, Inc.	5,880	433,944

		4,357,870

HEALTH CARE TECHNOLOGY — 0.0% (d)
Transcend Services, Inc. (a)	282	8,277

HOTELS, RESTAURANTS & LEISURE — 2.3%
Biglari Holdings, Inc. (a)(b)	148	59,622
Bob Evans Farms, Inc. (b)	3,146	118,667
Brinker International, Inc. (b)	1,664	45,843
Carnival Corp.	4,820	154,626
Darden Restaurants, Inc. (b)	2,034	104,059
Gaylord Entertainment Co. (a)(b)	436	13,429
International Game Technology	4,646	78,006
Interval Leisure Group, Inc. (b)	650	11,310
Las Vegas Sands Corp.	5,322	306,387
Marriott International, Inc. (Class A) (b)	4,638	175,548
Marriott Vacations Worldwide Corp. (a)	548	15,623
McDonald’s Corp.	11,117	1,090,578
MGM Resorts International (a)	3,159	43,026
Panera Bread Co. (Class A) (a)	522	84,000
Penn National Gaming, Inc. (a)(b)	1,516	65,158
Royal Caribbean Cruises, Ltd.	1,423	41,879
Scientific Games Corp. (Class A) (a)	2,310	26,935
Starbucks Corp.	8,449	472,215
Starwood Hotels & Resorts Worldwide, Inc.	2,776	156,594
The Cheesecake Factory, Inc. (a)(b)	2,389	70,213
Wyndham Worldwide Corp.	4,222	196,365
Wynn Resorts, Ltd.	1,392	173,833
Yum! Brands, Inc.	6,100	434,198

		3,938,114

HOUSEHOLD DURABLES — 0.5%
American Greetings Corp. (Class A) (b)	2,422	37,153
Bassett Furniture Industries, Inc. (b)	3,881	35,705
Brookfield Residential Properties, Inc. (a)	2,316	24,503
D.R. Horton, Inc. (b)	4,133	62,698
Garmin, Ltd.	1,960	92,022
Harman International Industries, Inc.	1,273	59,589
KB HOME (b)	2,278	20,274
Leggett & Platt, Inc.	3,314	76,255
Lennar Corp. (Class A)	2,766	75,180
Mohawk Industries, Inc. (a)	583	38,775
Newell Rubbermaid, Inc.	4,534	80,751
NVR, Inc. (a)	99	71,907
Pulte Group, Inc. (a)(b)	6,044	53,489
The Ryland Group, Inc. (b)	945	18,220
Toll Brothers, Inc. (a)(b)	1,911	45,845
Whirlpool Corp.	1,045	80,319

		872,685

HOUSEHOLD PRODUCTS — 1.9%
Church & Dwight Co., Inc. (b)	3,320	163,311
Colgate-Palmolive Co.	5,355	523,612
Energizer Holdings, Inc. (a)	993	73,661
Kimberly-Clark Corp.	4,175	308,491
The Clorox Co.	1,550	106,562
The Procter & Gamble Co.	31,268	2,101,522

		3,277,159

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	4,030	69,356
GenOn Energy, Inc. (a)	14,127	29,384
NRG Energy, Inc. (a)	4,195	65,736
The AES Corp. (a)	8,472	110,729

		275,205

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	7,135	636,514
Danaher Corp.	5,260	294,560

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

General Electric Co.	118,760	$2,383,513
Tyco International, Ltd.	2,573	144,551

		3,459,138

INSURANCE — 3.6%
ACE, Ltd.	1,754	128,393
Aflac, Inc.	5,544	254,969
American International Group, Inc. (a)	3,639	112,190
AON Corp.	3,126	153,362
Arthur J. Gallagher & Co. (b)	1,222	43,674
Assurant, Inc.	1,715	69,457
Assured Guaranty, Ltd.	1,768	29,207
Berkshire Hathaway, Inc. (Class B) (a)	21,337	1,731,498
Cincinnati Financial Corp. (b)	1,876	64,741
Donegal Group, Inc. (Class A) (b)	1,602	21,899
Eastern Insurance Holdings, Inc.	754	11,008
Everest Re Group, Ltd.	774	71,610
Fidelity National Financial, Inc. (Class A)	3,114	56,145
Genworth Financial, Inc. (Class A) (a)	5,723	47,615
Hartford Financial Services Group, Inc.	5,051	106,475
Lincoln National Corp.	5,072	133,698
Loews Corp.	5,330	212,507
Marsh & McLennan Cos., Inc.	5,437	178,279
MBIA, Inc. (a)(b)	2,330	22,834
MetLife, Inc.	6,497	242,663
Old Republic International Corp. (b)	4,777	50,397
PartnerRe, Ltd.	843	57,231
Principal Financial Group, Inc.	4,696	138,579
ProAssurance Corp.	1,438	126,702
Protective Life Corp. (b)	346	10,249
Prudential Financial, Inc.	5,335	338,186
Reinsurance Group of America, Inc.	886	52,690
RenaissanceRe Holdings, Ltd.	954	72,246
Seabright Holdings, Inc. (b)	1,873	17,026
Selective Insurance Group, Inc.	2,952	51,985
The Allstate Corp.	6,654	219,050
The Chubb Corp.	4,360	301,320
The Hanover Insurance Group, Inc.	1,307	53,744
The Phoenix Cos., Inc. (a)(b)	21,531	52,751
The Progressive Corp.	7,399	171,509
The Travelers Cos., Inc.	7,050	417,360
Torchmark Corp.	1,483	73,928
Unum Group	5,191	127,076
Validus Holdings, Ltd.	1,755	54,317
W.R. Berkley Corp.	1,656	59,815
XL Group PLC	3,694	80,123

		6,218,508

INTERNET & CATALOG RETAIL — 0.8%
Amazon.com, Inc. (a)	3,735	756,375
Expedia, Inc. (b)	1,925	64,372
HSN, Inc. (b)	650	24,720
Liberty Interactive Corp. (Class A) (a)	7,429	141,820
Netflix, Inc. (a)	460	52,918
Priceline.com, Inc. (a)	441	316,417
TripAdvisor, Inc. (a)(b)	1,925	68,665

		1,425,287

INTERNET SOFTWARE & SERVICES — 1.6%
Akamai Technologies, Inc. (a)	2,530	92,851
AOL, Inc. (a)(b)	1,351	25,628
EarthLink, Inc.	4,435	35,436
eBay, Inc. (a)	11,707	431,871
Equinix, Inc. (a)(b)	477	75,104
Google, Inc. (Class A) (a)	2,586	1,658,247
IAC/InterActiveCorp.	1,703	83,600
Internap Network Services Corp. (a)(b)	5,605	41,141
Local.com Corp. (a)(b)	3,899	10,020
Monster Worldwide, Inc. (a)(b)	2,482	24,200
VeriSign, Inc.	2,592	99,377
WebMD Health Corp. (a)(b)	799	20,438
Yahoo!, Inc. (a)	13,401	203,963

		2,801,876

IT SERVICES — 3.4%
Accenture PLC (Class A)	3,875	249,937
Alliance Data Systems Corp. (a)(b)	762	95,981
Automatic Data Processing, Inc.	6,216	343,061
Broadridge Financial Solutions, Inc.	2,161	51,669
Cognizant Technology Solutions Corp. (Class A) (a)	4,061	312,494
Computer Sciences Corp.	2,316	69,341
Fidelity National Information Services, Inc.	5,253	173,979
Fiserv, Inc. (a)	2,636	182,912
International Business Machines Corp.	13,288	2,772,541
Jack Henry & Associates, Inc. (b)	1,646	56,162
Lender Processing Services, Inc.	1,554	40,404
Mastercard, Inc. (Class A)	970	407,924
Paychex, Inc.	4,333	134,280
Rainmaker Systems, Inc. (a)	6,342	5,074
SAIC, Inc. (a)	2,517	33,224
Teradata Corp. (a)	2,719	185,300
The Western Union Co.	7,614	134,006
Total System Services, Inc.	2,436	56,199
Unisys Corp. (a)(b)	937	18,478
VeriFone Systems, Inc. (a)(b)	442	22,927
Visa, Inc. (Class A)	5,215	615,370

		5,961,263

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp. (b)	2,016	51,912
Hasbro, Inc.	2,617	96,096
Mattel, Inc.	6,075	204,485

		352,493

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (a)	1,260	5,380
Agilent Technologies, Inc.	5,006	222,817
Charles River Laboratories International, Inc. (a)	806	29,088
Covance, Inc. (a)(b)	739	35,199
Illumina, Inc. (a)(b)	1,524	80,178
Life Technologies Corp. (a)	2,499	122,001
PerkinElmer, Inc.	2,782	76,950
PURE Bioscience, Inc. (a)(b)	10,198	2,648
Sequenom, Inc. (a)	972	3,956
Techne Corp.	1,156	81,036
Thermo Fisher Scientific, Inc.	5,254	296,220
Waters Corp. (a)	1,560	144,550

		1,100,023

MACHINERY — 2.8%
AGCO Corp. (a)	885	41,781

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Caterpillar, Inc.	6,841	$728,703
CLARCOR, Inc.	813	39,910
Commercial Vehicle Group, Inc. (a)	9,728	118,779
Crane Co.	1,583	76,776
Cummins, Inc.	2,051	246,202
Deere & Co.	4,787	387,268
Donaldson Co., Inc.	1,814	64,814
Dover Corp.	2,074	130,538
Eaton Corp.	3,952	196,928
Federal Signal Corp. (a)(b)	4,562	25,365
Flowserve Corp.	602	69,537
Graco, Inc.	244	12,947
Harsco Corp.	1,627	38,169
IDEX Corp.	2,838	119,565
Illinois Tool Works, Inc.	7,074	404,067
Ingersoll-Rand PLC	1,748	72,280
ITT Corp. (b)	1,297	29,753
John Bean Technologies Corp. (b)	331	5,362
Joy Global, Inc.	1,671	122,819
Lincoln Electric Holdings, Inc.	1,474	66,802
Meritor, Inc. (a)	15,348	123,858
Mueller Water Products, Inc. (Class A) (b)	23,418	77,982
Navistar International Corp. (a)	912	36,890
NN, Inc. (a)(b)	21,738	177,382
Oshkosh Corp. (a)	1,793	41,544
PACCAR, Inc.	3,821	178,937
Pall Corp.	2,814	167,799
Parker Hannifin Corp.	2,338	197,678
Pentair, Inc. (b)	1,912	91,030
SPX Corp.	1,021	79,158
Stanley Black & Decker, Inc.	1,551	119,365
Terex Corp. (a)(b)	1,653	37,193
The Manitowoc Co., Inc. (b)	9,898	137,186
Timken Co.	2,162	109,700
WABCO Holdings, Inc. (a)	1,134	68,584
Watts Water Technologies, Inc. (Class A) (b)	1,895	77,221
Xylem, Inc.	2,589	71,845

		4,791,717

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	320	2,035

MEDIA — 3.5%
AMC Networks, Inc. (Class A) (a)	806	35,972
Cablevision Systems Corp. (Class A) (b)	3,239	47,548
CBS Corp.	7,949	269,551
Comcast Corp. (Class A)	31,230	937,212
DIRECTV (Class A) (a)	11,370	560,996
Discovery Communications, Inc. (Series A) (a)	3,609	182,615
DISH Network Corp. (Class A)	3,641	119,898
Gannett Co., Inc. (b)	4,875	74,734
Journal Communications, Inc. (Class A) (a)	4,238	23,860
Knology, Inc. (a)(b)	2,916	53,071
Lamar Advertising Co. (Class A) (a)(b)	1,459	47,286
Liberty Global, Inc. (Series A) (a)	4,673	234,024
Liberty Media Corp. — Liberty Capital (Class A) (a)	2,008	177,005
Live Nation Entertainment, Inc. (a)(b)	1,775	16,685
News Corp. (Class A)	25,682	505,679
Omnicom Group, Inc.	3,516	178,085
Scripps Networks Interactive, Inc. (Class A)	814	39,634
Sirius XM Radio, Inc. (a)	40,235	92,943
The Interpublic Group of Cos., Inc.	6,779	77,348
The Madison Square Garden Co. (Class A) (a)	806	27,565
The McGraw-Hill Cos., Inc.	4,479	217,097
The New York Times Co. (Class A) (a)(b)	1,349	9,160
The Walt Disney Co.	20,468	896,089
Time Warner Cable, Inc.	3,568	290,792
Time Warner, Inc.	14,480	546,620
Valassis Communications, Inc. (a)	160	3,680
Viacom, Inc. (Class B)	6,113	290,123
Virgin Media, Inc. (b)	3,563	89,004

		6,044,276

METALS & MINING — 1.0%
AK Steel Holding Corp. (b)	2,960	22,378
Alcoa, Inc.	10,244	102,645
Allegheny Technologies, Inc.	1,156	47,592
Allied Nevada Gold Corp. (a)(b)	640	20,819
Century Aluminum Co. (a)(b)	1,145	10,168
Cliffs Natural Resources, Inc.	1,852	128,269
Coeur d’Alene Mines Corp. (a)	486	11,538
Commercial Metals Co.	1,848	27,387
Contango ORE, Inc. (a)	—	0
Freeport-McMoRan Copper & Gold, Inc.	10,520	400,181
Molycorp, Inc. (a)(b)	540	18,268
Newmont Mining Corp.	5,518	282,908
Nucor Corp.	3,357	144,183
Reliance Steel & Aluminum Co.	610	34,453
Royal Gold, Inc.	1,004	65,481
Schnitzer Steel Industries, Inc. (Class A)	460	18,352
Southern Copper Corp.	2,717	86,156
Steel Dynamics, Inc.	2,489	36,190
SunCoke Energy, Inc. (a)	960	13,642
Titanium Metals Corp.	1,704	23,106
U.S. Energy Corp., Wyoming (a)(b)	25,400	80,264
United States Steel Corp. (b)	2,232	65,554
Walter Energy, Inc.	891	52,756
Worthington Industries, Inc. (b)	664	12,735

		1,705,025

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	500	21,660
Ameren Corp.	2,331	75,944
CMS Energy Corp.	4,597	101,134
Consolidated Edison, Inc.	3,060	178,765
Dominion Resources, Inc.	7,023	359,648
DTE Energy Co.	1,399	76,987
NiSource, Inc. (b)	3,291	80,136
PG&E Corp.	4,022	174,595
Public Service Enterprise Group, Inc.	5,126	156,907
Sempra Energy	2,698	161,772

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

TECO Energy, Inc.	4,860	$85,293
Wisconsin Energy Corp.	2,310	81,266
Xcel Energy, Inc.	6,407	169,593

		1,723,700

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (a)	2,081	89,525
Dillard’s, Inc. (Class A) (b)	728	45,879
Dollar Tree, Inc. (a)	2,274	214,870
Family Dollar Stores, Inc.	1,953	123,586
J.C. Penney Co., Inc.	2,670	94,598
Kohl’s Corp.	3,386	169,402
Macy’s, Inc.	5,958	236,711
Nordstrom, Inc.	2,992	166,714
Sears Holdings Corp. (a)(b)	970	64,262
Target Corp.	7,329	427,061

		1,632,608

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	19,572	158,142
Zebra Technologies Corp. (Class A) (a)	1,729	71,200

		229,342

OIL, GAS & CONSUMABLE FUELS — 8.8%
Abraxas Petroleum Corp. (a)(b)	16,467	51,377
Adams Resources & Energy, Inc. (b)	282	16,125
Alpha Natural Resources, Inc. (a)	4,356	66,255
Anadarko Petroleum Corp.	6,002	470,197
Apache Corp.	4,232	425,062
Approach Resources, Inc. (a)	3,082	113,880
Arch Coal, Inc. (b)	2,336	25,019
BPZ Resources, Inc. (a)(b)	11,180	45,055
Cabot Oil & Gas Corp.	1,860	57,976
Chesapeake Energy Corp. (b)	6,818	157,973
Chevron Corp.	22,450	2,407,538
Cimarex Energy Co.	690	52,074
Clayton Williams Energy, Inc. (a)(b)	434	34,477
Cobalt International Energy, Inc. (a)	1,900	57,057
Concho Resources, Inc. (a)	1,244	126,987
ConocoPhillips	14,969	1,137,794
CONSOL Energy, Inc.	2,358	80,408
Contango Oil & Gas Co. (a)	188	11,075
Denbury Resources, Inc. (a)	4,529	82,564
Devon Energy Corp.	5,005	355,956
El Paso Corp.	9,432	278,716
EOG Resources, Inc.	2,995	332,744
EXCO Resources, Inc. (b)	2,454	16,270
Exxon Mobil Corp.	56,034	4,859,829
Forest Oil Corp. (a)(b)	1,428	17,307
Goodrich Petroleum Corp. (a)(b)	936	17,803
Hess Corp.	3,293	194,122
Hollyfrontier Corp.	3,556	114,325
Houston American Energy Corp. (a)(b)	5,640	29,441
Marathon Oil Corp.	8,438	267,485
Marathon Petroleum Corp.	4,220	182,979
Murphy Oil Corp.	2,302	129,533
Newfield Exploration Co. (a)	1,552	53,823
Noble Energy, Inc.	2,388	233,499
Occidental Petroleum Corp.	9,257	881,544
Panhandle Oil & Gas, Inc. (b)	282	8,313
Patriot Coal Corp. (a)(b)	3,400	21,216
Peabody Energy Corp.	3,155	91,369
Pioneer Natural Resources Co.	2,091	233,335
Plains Exploration & Production Co. (a)	2,554	108,928
QEP Resources, Inc.	1,754	53,497
Quicksilver Resources, Inc. (a)(b)	562	2,832
Range Resources Corp.	2,414	140,350
Rex Energy Corp. (a)(b)	1,092	11,663
SandRidge Energy, Inc. (a)(b)	6,707	52,516
SM Energy Co.	2,220	157,109
Southwestern Energy Co. (a)	4,341	132,835
Spectra Energy Corp.	7,060	222,743
Sunoco, Inc.	1,811	69,090
Tesoro Corp. (a)	2,611	70,079
The Williams Cos., Inc.	7,221	222,479
Ultra Petroleum Corp. (a)(b)	1,596	36,117
Valero Energy Corp.	6,319	162,841
WPX Energy, Inc. (a)	2,407	43,350
ZaZa Energy Corp. (a)(b)	4,728	22,080
Zion Oil & Gas, Inc. (a)(b)	1,893	4,997

		15,252,008

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	213	20,316
International Paper Co.	6,189	217,234
Louisiana-Pacific Corp. (a)(b)	2,820	26,367
MeadWestvaco Corp.	3,841	121,337
Weyerhaeuser Co.	6,201	135,926

		521,180

PERSONAL PRODUCTS — 0.3%
Avon Products, Inc.	5,437	105,260
Herbalife, Ltd.	2,146	147,688
The Estee Lauder Cos., Inc. (Class A)	4,058	251,353

		504,301

PHARMACEUTICALS — 4.9%
Abbott Laboratories	16,487	1,010,488
Allergan, Inc.	3,488	332,860
Auxilium Pharmaceuticals, Inc. (a)	701	13,018
Bristol-Myers Squibb Co.	20,985	708,244
Eli Lilly & Co.	10,525	423,842
Endo Pharmaceuticals Holdings, Inc. (a)	1,516	58,715
Forest Laboratories, Inc. (a)	4,002	138,829
Hospira, Inc. (a)(b)	2,521	94,260
Johnson & Johnson	29,289	1,931,902
Merck & Co., Inc.	33,955	1,303,872
Mylan, Inc. (a)	4,436	104,024
Nektar Therapeutics (a)(b)	876	6,938
Perrigo Co.	1,269	131,100
Pfizer, Inc.	89,016	2,017,103
Questcor Pharmaceuticals, Inc. (a)(b)	1,039	39,087
ViroPharma, Inc. (a)(b)	1,530	46,007
VIVUS, Inc. (a)(b)	3,014	67,393
Watson Pharmaceuticals, Inc. (a)	2,004	134,388

		8,562,070

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp.	1,100	93,203
Equifax, Inc.	2,386	105,604
IHS, Inc. (Class A) (a)	706	66,117
Manpower, Inc.	1,074	50,875
Robert Half International, Inc. (b)	3,222	97,627

		413,426

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.8%
Agree Realty Corp. (b)	2,708	$61,147
American Campus Communities, Inc. (b)	1,365	61,043
American Tower Corp.	4,992	314,596
Annaly Capital Management, Inc. (b)	7,348	116,245
Apartment Investment & Management Co. (Class A)	2,654	70,092
Ashford Hospitality Trust, Inc. (b)	6,580	59,286
AvalonBay Communities, Inc. (b)	1,034	146,156
BioMed Realty Trust, Inc. (b)	2,234	42,401
Boston Properties, Inc. (b)	2,529	265,520
BRE Properties, Inc.	847	42,816
Camden Property Trust	446	29,325
CBL & Associates Properties, Inc. (b)	1,913	36,194
Cedar Shopping Centers, Inc. (b)	1,957	10,020
Colonial Properties Trust	404	8,779
Corporate Office Properties Trust (b)	1,852	42,985
DDR Corp. (b)	2,027	29,594
Digital Realty Trust, Inc. (b)	869	64,280
Duke Realty Corp.	2,244	32,179
Equity Residential	4,088	255,991
Extra Space Storage, Inc. (b)	1,676	48,252
Glimcher Realty Trust	3,450	35,259
HCP, Inc.	3,540	139,688
Health Care REIT, Inc.	1,175	64,578
Home Properties, Inc.	592	36,118
Hospitality Properties Trust	1,827	48,361
Host Hotels & Resorts, Inc. (b)	8,250	135,465
Investors Real Estate Trust	7,606	58,490
Kimco Realty Corp. (b)	3,840	73,958
LaSalle Hotel Properties	2,692	75,753
Lexington Realty Trust (b)	1,754	15,768
Liberty Property Trust	1,296	46,293
Monmouth Real Estate Investment Corp. (b)	4,886	47,590
National Retail Properties, Inc.	3,294	89,564
Pennsylvania Real Estate Investment Trust	2,460	37,564
Plum Creek Timber Co., Inc. (b)	2,629	109,261
Post Properties, Inc.	436	20,431
Power REIT (b)	3,330	31,968
ProLogis	3,412	122,900
Public Storage	1,251	172,851
Realty Income Corp.	1,676	64,911
Regency Centers Corp.	362	16,102
Senior Housing Properties Trust	1,466	32,325
Simon Property Group, Inc.	3,036	442,284
SL Green Realty Corp. (b)	794	61,575
Strategic Hotels & Resorts, Inc. (a)	21,461	141,213
Sunstone Hotel Investors, Inc. (a)	636	6,195
Tanger Factory Outlet Centers, Inc.	3,054	90,795
The Macerich Co. (b)	2,051	118,445
UDR, Inc.	2,145	57,293
Urstadt Biddle Properties, Inc. (Class A) (b)	4,162	82,158
Ventas, Inc.	2,619	149,545
Vestin Realty Mortgage I, Inc. (a)	49,000	53,900
Vestin Realty Mortgage II, Inc. (a)(b)	48,174	70,334
Vornado Realty Trust	3,410	287,122
Weingarten Realty Investors (b)	1,312	34,676

		4,807,634

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc. (b)	1,832	31,968
CBRE Group, Inc. (a)	4,631	92,435
Forestar Group, Inc. (a)(b)	620	9,542
Jones Lang LaSalle, Inc.	752	62,649
The St. Joe Co. (a)(b)	1,077	20,474
Transcontinental Realty Investors, Inc. (a)	644	1,552

		218,620

ROAD & RAIL — 1.0%
Avis Budget Group, Inc. (a)(b)	1,128	15,961
Con-way, Inc.	320	10,435
CSX Corp.	15,061	324,113
Dollar Thrifty Automotive Group, Inc. (a)	1,191	96,364
J.B. Hunt Transport Services, Inc.	3,050	165,828
Kansas City Southern (a)	1,418	101,656
Landstar System, Inc.	1,941	112,035
Norfolk Southern Corp.	4,876	320,987
Union Pacific Corp.	5,364	576,523

		1,723,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.7%
Advanced Micro Devices, Inc. (a)	6,503	52,154
Aetrium, Inc. (a)(b)	6,760	5,408
Altera Corp.	3,813	151,834
Anadigics, Inc. (a)(b)	2,067	4,899
Analog Devices, Inc.	4,089	165,196
Applied Materials, Inc.	16,549	205,870
AXT, Inc. (a)(b)	6,268	39,802
Broadcom Corp. (Class A) (a)	6,178	242,796
Cirrus Logic, Inc. (a)(b)	1,288	30,654
Cree, Inc. (a)(b)	432	13,664
Cypress Semiconductor Corp. (a)(b)	1,959	30,619
First Solar, Inc. (a)(b)	642	16,082
Intel Corp.	61,921	1,740,599
International Rectifier Corp. (a)	1,346	31,052
Intersil Corp. (Class A)	3,547	39,726
KLA-Tencor Corp.	3,209	174,634
Lam Research Corp. (a)	2,537	113,201
Linear Technology Corp.	3,576	120,511
LSI Corp. (a)	7,548	65,517
Marvell Technology Group, Ltd. (a)	5,500	86,515
Maxim Integrated Products, Inc.	2,384	68,159
MEMC Electronic Materials, Inc. (a)(b)	3,294	11,891
Microchip Technology, Inc.	2,955	109,926
Micron Technology, Inc. (a)	9,183	74,382
Microsemi Corp. (a)	1,878	40,264
MKS Instruments, Inc.	238	7,028
Novellus Systems, Inc. (a)	2,730	136,254
NVIDIA Corp. (a)	7,434	114,409
ON Semiconductor Corp. (a)	3,486	31,409
Rambus, Inc. (a)	1,673	10,791
Sigma Designs, Inc. (a)(b)	478	2,476
Skyworks Solutions, Inc. (a)	1,205	33,318
SunPower Corp. (a)(b)	115	734

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Teradyne, Inc. (a)(b)	3,938	$66,513
Texas Instruments, Inc.	14,818	498,033
Xilinx, Inc.	3,242	118,106

		4,654,426

SOFTWARE — 3.9%
Activision Blizzard, Inc. (b)	7,376	94,560
Adobe Systems, Inc. (a)	7,508	257,600
Autodesk, Inc. (a)	4,030	170,550
BMC Software, Inc. (a)	2,814	113,010
CA, Inc.	5,413	149,182
Cadence Design Systems, Inc. (a)(b)	5,551	65,724
Citrix Systems, Inc. (a)	3,309	261,113
Compuware Corp. (a)	6,239	57,336
Concur Technologies, Inc. (a)(b)	996	57,151
Electronic Arts, Inc. (a)	3,639	59,971
Intuit, Inc.	4,380	263,369
Microsoft Corp.	87,558	2,823,746
Nuance Communications, Inc. (a)(b)	3,459	88,481
Oracle Corp.	43,936	1,281,174
Parametric Technology Corp. (a)	3,745	104,635
Red Hat, Inc. (a)	3,179	190,390
Rovi Corp. (a)	708	23,045
Salesforce.com, Inc. (a)	1,271	196,382
Smith Micro Software, Inc. (a)(b)	2,315	5,394
Solera Holdings, Inc.	1,300	59,657
Symantec Corp. (a)	10,546	197,210
Synopsys, Inc. (a)	3,081	94,463
TiVo, Inc. (a)	2,300	27,577
Versant Corp. (a)	1,863	19,804
VMware, Inc. (Class A) (a)	456	51,241
Websense, Inc. (a)(b)	529	11,157

		6,723,922

SPECIALTY RETAIL — 2.6%
Abercrombie & Fitch Co. (Class A)	1,580	78,384
Advance Auto Parts, Inc.	1,728	153,049
Aeropostale, Inc. (a)	920	19,890
American Eagle Outfitters, Inc.	3,183	54,716
AutoNation, Inc. (a)	3,186	109,312
AutoZone, Inc. (a)	511	189,990
Bed Bath & Beyond, Inc. (a)	3,543	233,023
Best Buy Co., Inc. (b)	3,829	90,671
Chico’s FAS, Inc.	1,970	29,747
Dick’s Sporting Goods, Inc.	1,248	60,004
Foot Locker, Inc.	2,829	87,841
GameStop Corp. (Class A) (b)	1,739	37,980
Genesco, Inc. (a)	283	20,277
Limited Brands, Inc.	4,416	211,968
Lowe’s Cos., Inc.	15,530	487,331
O’Reilly Automotive, Inc. (a)	2,355	215,129
Office Depot, Inc. (a)	4,469	15,418
OfficeMax, Inc. (a)(b)	806	4,610
PetSmart, Inc.	2,629	150,431
Pier 1 Imports, Inc. (a)(b)	724	13,162
RadioShack Corp. (b)	2,569	15,979
Rent-A-Center, Inc.	1,795	67,761
Ross Stores, Inc.	4,434	257,615
Staples, Inc.	8,470	137,045
The Gap, Inc. (b)	6,573	171,818
The Home Depot, Inc.	19,613	986,730
The Men’s Wearhouse, Inc. (b)	583	22,603
Tiffany & Co.	1,949	134,734
TJX Cos., Inc.	9,188	364,856
Urban Outfitters, Inc. (a)	2,063	60,054
Williams-Sonoma, Inc.	1,598	59,893

		4,542,021

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc. (a)(b)	1,142	56,837
Coach, Inc.	4,206	325,040
Crocs, Inc. (a)	404	8,452
Hanesbrands, Inc. (a)(b)	1,596	47,146
Iconix Brand Group, Inc. (a)(b)	522	9,072
Liz Claiborne, Inc. (a)(b)	3,233	43,193
NIKE, Inc. (Class B)	3,251	352,539
Quiksilver, Inc. (a)(b)	3,881	15,679
The Jones Group, Inc. (b)	2,686	33,736
Under Armour, Inc. (Class A) (a)(b)	667	62,698
V.F. Corp.	778	113,572
Wolverine World Wide, Inc.	2,555	94,995

		1,162,959

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp. (b)	1,482	14,613
Berkshire Hills Bancorp, Inc. (b)	1,949	44,671
Doral Financial Corp. (a)(b)	35,100	54,054
Hudson City Bancorp, Inc. (b)	3,608	26,375
MGIC Investment Corp. (a)(b)	3,450	17,112
New York Community Bancorp, Inc. (b)	3,378	46,988
OceanFirst Financial Corp.	3,672	52,289
People’s United Financial, Inc. (b)	3,995	52,894
Radian Group, Inc. (b)	4,195	18,248
TF Financial Corp.	281	6,800
TrustCo Bank Corp. NY	6,738	38,474

		372,518

TOBACCO — 1.7%
Altria Group, Inc.	23,099	713,066
Lorillard, Inc.	1,656	214,419
Philip Morris International, Inc.	21,113	1,870,823
Reynolds American, Inc.	4,700	194,768

		2,993,076

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	4,730	255,893
Kaman Corp. (b)	2,059	69,903
W.W. Grainger, Inc.	512	109,983
Willis Lease Finance Corp. (a)(b)	380	4,944

		440,723

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	1,311	29,222
Artesian Resources Corp. (Class A) (b)	380	7,140
Cadiz, Inc. (a)(b)	1,842	16,947
Connecticut Water Service, Inc. (b)	920	26,027
Middlesex Water Co. (b)	4,262	80,509
York Water Co. (b)	2,117	36,624

		196,469

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	3,438	$183,383
Leap Wireless International, Inc. (a)(b)	1,056	9,219
MetroPCS Communications, Inc. (a)	2,652	23,921
NII Holdings, Inc. (a)(b)	2,342	42,882
SBA Communications Corp. (Class A) (a)(b)	1,650	83,836
Sprint Nextel Corp. (a)	30,023	85,566
Telephone & Data Systems, Inc. (b)	1,853	42,897

		471,704

TOTAL COMMON STOCKS —
(Cost $150,778,251)		173,125,788

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	7,138,734	7,138,734
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	135,572	135,572

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,274,306)		7,274,306

TOTAL INVESTMENTS — 104.0% (h)
(Cost $158,052,557)		180,400,094
OTHER ASSETS & LIABILITIES — (4.0)%		(6,944,549)

NET ASSETS — 100.0%		$173,455,545

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.3%
BE Aerospace, Inc. (a)	300	$13,941
General Dynamics Corp.	933	68,463
Goodrich Corp. (b)	395	49,549
Honeywell International, Inc.	2,194	133,944
L-3 Communications Holdings, Inc. (b)	326	23,071
Lockheed Martin Corp. (b)	823	73,955
Northrop Grumman Corp. (b)	757	46,237
Precision Castparts Corp.	441	76,249
Raytheon Co. (b)	1,089	57,477
Rockwell Collins, Inc. (b)	455	26,190
Spirit Aerosystems Holdings, Inc. (Class A) (a)(b)	322	7,876
Textron, Inc. (b)	753	20,956
The Boeing Co.	2,040	151,715
TransDigm Group, Inc. (a)	139	16,091
United Technologies Corp.	2,447	202,954

		968,668

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	512	33,531
Expeditors International of Washington, Inc.	677	31,487
FedEx Corp.	918	84,419
United Parcel Service, Inc. (Class B)	2,056	165,961

		315,398

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)	2,565	25,419
Southwest Airlines Co.	2,337	19,257
United Continental Holdings, Inc. (a)(b)	972	20,898

		65,574

AUTO COMPONENTS — 0.4%
BorgWarner, Inc. (a)(b)	359	30,278
Gentex Corp. (b)	435	10,658
Johnson Controls, Inc.	2,083	67,656
Lear Corp.	313	14,551
The Goodyear Tire & Rubber Co. (a)(b)	747	8,381
TRW Automotive Holdings Corp. (a)	277	12,867
Visteon Corp. (a)	140	7,420

		151,811

AUTOMOBILES — 0.5%
Ford Motor Co. (b)	11,699	146,120
General Motors Co. (a)	1,824	46,786
Harley-Davidson, Inc. (b)	754	37,006

		229,912

BEVERAGES — 2.3%
Beam, Inc.	485	28,406
Brown-Forman Corp. (Class B) (b)	335	27,936
Coca-Cola Enterprises, Inc.	996	28,486
Constellation Brands, Inc. (Class A) (a)	604	14,248
Dr. Pepper Snapple Group, Inc. (b)	669	26,900
Molson Coors Brewing Co. (Class B) (b)	455	20,589
Monster Beverage Corp. (a)	462	28,686
PepsiCo, Inc.	4,861	322,527
The Coca-Cola Co.	6,509	481,731

		979,509

BIOTECHNOLOGY — 1.4%
Alexion Pharmaceuticals, Inc. (a)(b)	554	51,444
Amgen, Inc.	2,740	186,293
Biogen Idec, Inc. (a)	756	95,233
Celgene Corp. (a)	1,316	102,016
Gilead Sciences, Inc. (a)	2,323	113,479
Regeneron Pharmaceuticals, Inc. (a)(b)	220	25,656
United Therapeutics Corp. (a)(b)	158	7,447
Vertex Pharmaceuticals, Inc. (a)	668	27,395

		608,963

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)(b)	485	10,704
Masco Corp. (b)	1,174	15,696
Owens Corning, Inc. (a)(b)	371	13,367

		39,767

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	157	17,554
Ameriprise Financial, Inc.	703	40,162
BlackRock, Inc. (b)	321	65,773
E*TRADE Financial Corp. (a)	754	8,256
Eaton Vance Corp. (b)	363	10,375
Franklin Resources, Inc. (b)	469	58,170
Invesco, Ltd.	1,380	36,805
Jefferies Group, Inc. (b)	380	7,159
Legg Mason, Inc.	442	12,345
LPL Investment Holdings, Inc. (a)(b)	145	5,501
Morgan Stanley (b)	4,119	80,897
Northern Trust Corp. (b)	669	31,744
Raymond James Financial, Inc. (b)	307	11,215
SEI Investments Co.	422	8,731
State Street Corp. (c)	1,571	71,481
T. Rowe Price Group, Inc. (b)	762	49,759
TD Ameritrade Holding Corp. (b)	768	15,160
The Bank of New York Mellon Corp.	3,764	90,825
The Charles Schwab Corp. (b)	3,169	45,539
The Goldman Sachs Group, Inc.	1,297	161,308

		828,759

CHEMICALS — 2.4%
Air Products & Chemicals, Inc.	620	56,916
Airgas, Inc.	218	19,396
Albemarle Corp.	286	18,281
Ashland, Inc. (b)	219	13,372
Celanese Corp. (Series A)	470	21,705
CF Industries Holdings, Inc.	212	38,722
E. I. du Pont de Nemours & Co. (b)	2,899	153,357
Eastman Chemical Co. (b)	407	21,038
Ecolab, Inc. (b)	856	52,832
FMC Corp. (b)	236	24,983
Huntsman Corp. (b)	543	7,608
International Flavors & Fragrances, Inc. (b)	249	14,591
LyondellBasell Industries NV	1,022	44,610
Monsanto Co.	1,668	133,040
PPG Industries, Inc.	488	46,750
Praxair, Inc. (b)	935	107,188
Rockwood Holdings, Inc. (a)	213	11,108
Sigma-Aldrich Corp. (b)	341	24,914
The Dow Chemical Co. (b)	3,583	124,115
The Mosaic Co.	851	47,052

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

The Scotts Miracle-Gro Co. (Class A) (b)	138	$7,474
The Sherwin-Williams Co.	281	30,536
Valspar Corp.	291	14,052

		1,033,640

COMMERCIAL BANKS — 2.7%
BB&T Corp. (b)	2,190	68,744
BOK Financial Corp. (b)	69	3,883
CIT Group, Inc. (a)	571	23,548
City National Corp. (b)	131	6,874
Comerica, Inc. (b)	567	18,348
Commerce Bancshares, Inc. (b)	218	8,833
Cullen/Frost Bankers, Inc. (b)	176	10,241
Fifth Third Bancorp (b)	2,817	39,579
First Republic Bank (a)	219	7,214
Huntington Bancshares, Inc. (b)	2,679	17,280
Keycorp	2,932	24,922
M&T Bank Corp. (b)	400	34,752
PNC Financial Services Group, Inc.	1,647	106,215
Regions Financial Corp.	3,924	25,859
SunTrust Banks, Inc.	1,636	39,542
U.S. Bancorp (b)	5,886	186,469
Wells Fargo & Co.	15,514	529,648
Zions Bancorporation	456	9,786

		1,161,737

COMMERCIAL SERVICES & SUPPLIES — 0.4%
Avery Dennison Corp. (b)	377	11,359
Cintas Corp. (b)	350	13,692
Copart, Inc. (a)	372	9,698
Iron Mountain, Inc. (b)	563	16,215
Pitney Bowes, Inc. (b)	486	8,544
R.R. Donnelley & Sons Co. (b)	662	8,202
Republic Services, Inc.	977	29,857
Stericycle, Inc. (a)(b)	286	23,921
Waste Connections, Inc. (b)	374	12,166
Waste Management, Inc. (b)	1,276	44,609

		178,263

COMMUNICATIONS EQUIPMENT — 2.1%
Cisco Systems, Inc.	16,646	352,063
F5 Networks, Inc. (a)	245	33,065
Harris Corp. (b)	360	16,229
JDS Uniphase Corp. (a)(b)	699	10,128
Juniper Networks, Inc. (a)(b)	1,672	38,255
Motorola Mobility Holdings, Inc. (a)	907	35,591
Motorola Solutions, Inc.	956	48,593
Polycom, Inc. (a)	522	9,955
QUALCOMM, Inc.	5,180	352,344
Riverbed Technology, Inc. (a)(b)	432	12,131

		908,354

COMPUTERS & PERIPHERALS — 5.4%
Apple, Inc. (a)	2,885	1,729,471
Dell, Inc. (a)	4,924	81,738
EMC Corp. (a)(b)	6,407	191,441
Hewlett-Packard Co.	6,176	147,174
NCR Corp. (a)	528	11,463
NetApp, Inc. (a)(b)	1,124	50,322
SanDisk Corp. (a)(b)	716	35,506
Seagate Technology PLC	1,296	34,927
Western Digital Corp. (a)	689	28,518

		2,310,560

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	303	6,778
Fluor Corp.	537	32,241
Foster Wheeler AG (a)	372	8,467
Jacobs Engineering Group, Inc. (a)(b)	388	17,215
KBR, Inc.	463	16,460
Quanta Services, Inc. (a)	609	12,728
URS Corp.	267	11,353

		105,242

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc.	126	10,789
Vulcan Materials Co. (b)	365	15,597

		26,386

CONSUMER FINANCE — 0.8%
American Express Co.	3,180	183,995
Capital One Financial Corp.	1,491	83,109
Discover Financial Services	1,648	54,944
SLM Corp.	1,479	23,309

		345,357

CONTAINERS & PACKAGING — 0.2%
AptarGroup, Inc. (b)	207	11,337
Ball Corp. (b)	504	21,612
Bemis Co., Inc. (b)	318	10,268
Crown Holdings, Inc. (a)	505	18,599
Owens-Illinois, Inc. (a)	544	12,697
Rock-Tenn Co. (Class A)	200	13,512
Sealed Air Corp.	526	10,157
Sonoco Products Co. (b)	310	10,292

		108,474

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	513	32,191
LKQ Corp. (a)	450	14,026

		46,217

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (a)	379	14,644
DeVry, Inc.	197	6,672
H&R Block, Inc. (b)	942	15,515
Weight Watchers International, Inc. (b)	120	9,263

		46,094

DIVERSIFIED FINANCIAL SERVICES — 3.2%
Bank of America Corp. (b)	31,506	301,512
CBOE Holdings, Inc.	312	8,867
Citigroup, Inc. (b)	8,951	327,159
CME Group, Inc. (b)	197	56,998
IntercontinentalExchange, Inc. (a)	229	31,469
JPMorgan Chase & Co.	11,799	542,518
Leucadia National Corp. (b)	522	13,624
Moody’s Corp. (b)	606	25,513
MSCI, Inc. (Class A) (a)(b)	370	13,620
NYSE Euronext	820	24,608
The NASDAQ OMX Group, Inc. (a)	361	9,350

		1,355,238

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	18,395	574,476

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

CenturyLink, Inc. (b)	1,850	$71,503
Frontier Communications Corp. (b)	3,148	13,127
Level 3 Communications, Inc. (a)(b)	500	12,865
Verizon Communications, Inc. (b)	8,762	334,971
Windstream Corp. (b)	1,769	20,715

		1,027,657

ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	1,509	58,217
Duke Energy Corp. (b)	4,109	86,330
Edison International (b)	952	40,469
Entergy Corp. (b)	550	36,960
Exelon Corp.	2,541	99,633
FirstEnergy Corp.	1,317	60,042
ITC Holdings Corp. (b)	155	11,926
NextEra Energy, Inc.	1,279	78,121
Northeast Utilities	590	21,901
NV Energy, Inc.	741	11,945
Pepco Holdings, Inc. (b)	680	12,845
Pinnacle West Capital Corp.	319	15,280
PPL Corp.	1,733	48,975
Progress Energy, Inc.	916	48,649
Southern Co. (b)	2,705	121,536
Westar Energy, Inc. (b)	342	9,552

		762,381

ELECTRICAL EQUIPMENT — 0.6%
AMETEK, Inc.	497	24,109
Cooper Industries PLC (b)	526	33,638
Emerson Electric Co.	2,325	121,318
Hubbell, Inc. (Class B)	169	13,280
Rockwell Automation, Inc. (b)	455	36,264
Roper Industries, Inc. (b)	281	27,864
The Babcock & Wilcox Co. (a)	358	9,219

		265,692

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A)	515	30,782
Arrow Electronics, Inc. (a)	384	16,116
Avnet, Inc. (a)	464	16,885
Corning, Inc.	4,732	66,627
Dolby Laboratories, Inc. (Class A) (a)(b)	168	6,394
FLIR Systems, Inc. (b)	435	11,010
Ingram Micro, Inc. (Class A) (a)	431	7,999
Jabil Circuit, Inc. (b)	660	16,579
Mettler-Toledo International, Inc. (a)(b)	104	19,214
Molex, Inc.	425	11,951
TE Connectivity, Ltd.	1,292	47,481
Trimble Navigation, Ltd. (a)(b)	407	22,149

		273,187

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	1,338	56,116
Cameron International Corp. (a)	758	40,045
Diamond Offshore Drilling, Inc. (b)	211	14,084
FMC Technologies, Inc. (a)(b)	738	37,210
Halliburton Co.	2,826	93,795
Helmerich & Payne, Inc. (b)	295	15,915
McDermott International, Inc. (a)	721	9,236
Nabors Industries, Ltd. (a)	906	15,846
National Oilwell Varco, Inc. (b)	1,293	102,755
Noble Corp. (a)(b)	832	31,175
Oceaneering International, Inc. (b)	354	19,077
Oil States International, Inc. (a)(b)	160	12,490
Patterson-UTI Energy, Inc. (b)	493	8,524
Rowan Cos., Inc. (a)(b)	342	11,262
Schlumberger, Ltd.	4,150	290,209
Superior Energy Services, Inc. (a)	500	13,180
Tidewater, Inc. (b)	166	8,967
Weatherford International, Ltd. (a)	2,230	33,651

		813,537

FOOD & STAPLES RETAILING — 2.1%
Costco Wholesale Corp.	1,359	123,397
CVS Caremark Corp.	4,047	181,306
Safeway, Inc. (b)	1,078	21,786
Sysco Corp. (b)	1,867	55,749
The Kroger Co.	1,738	42,112
Wal-Mart Stores, Inc.	5,424	331,949
Walgreen Co.	2,790	93,437
Whole Foods Market, Inc.	457	38,022

		887,758

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	1,862	58,951
Bunge, Ltd. (b)	481	32,920
Campbell Soup Co. (b)	639	21,630
ConAgra Foods, Inc.	1,261	33,114
Corn Products International, Inc.	236	13,605
General Mills, Inc.	1,868	73,693
Green Mountain Coffee Roasters, Inc. (a)(b)	385	18,033
H.J. Heinz Co. (b)	994	53,229
Hormel Foods Corp. (b)	471	13,904
Kellogg Co. (b)	754	40,437
Kraft Foods, Inc. (Class A)	5,486	208,523
McCormick & Co., Inc. (b)	427	23,242
Mead Johnson Nutrition Co. (b)	631	52,045
Ralcorp Holdings, Inc. (a)	182	13,484
Sara Lee Corp.	1,714	36,902
Smithfield Foods, Inc. (a)(b)	402	8,856
The Hershey Co.	515	31,585
The J.M. Smucker Co. (b)	375	30,510
Tyson Foods, Inc. (Class A)	923	17,675

		782,338

GAS UTILITIES — 0.2%
AGL Resources, Inc.	356	13,962
Atmos Energy Corp.	290	9,123
National Fuel Gas Co. (b)	214	10,298
ONEOK, Inc. (b)	313	25,560
Questar Corp. (b)	550	10,593
UGI Corp.	339	9,238

		78,774

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	1,753	104,794
Becton, Dickinson and Co. (b)	624	48,454
Boston Scientific Corp. (a)(b)	4,654	27,831
C.R. Bard, Inc. (b)	267	26,358
CareFusion Corp. (a)	655	16,984
Covidien PLC	1,487	81,309
DENTSPLY International, Inc. (b)	429	17,216
Edwards Lifesciences Corp. (a)	356	25,892

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Gen-Probe, Inc. (a)	174	$11,555
Hologic, Inc. (a)(b)	800	17,240
IDEXX Laboratories, Inc. (a)(b)	193	16,878
Intuitive Surgical, Inc. (a)	119	64,468
Medtronic, Inc.	3,316	129,954
ResMed, Inc. (a)(b)	475	14,682
St. Jude Medical, Inc. (b)	994	44,044
Stryker Corp. (b)	920	51,042
Varian Medical Systems, Inc. (a)(b)	362	24,964
Zimmer Holdings, Inc. (b)	557	35,804

		759,469

HEALTH CARE PROVIDERS & SERVICES — 2.1%
Aetna, Inc.	1,150	57,684
AmerisourceBergen Corp.	831	32,974
Cardinal Health, Inc.	1,076	46,386
CIGNA Corp.	875	43,094
Coventry Health Care, Inc. (b)	470	16,718
DaVita, Inc. (a)	269	24,256
Express Scripts, Inc. (a)(b)	1,396	75,635
HCA Holdings, Inc. (b)	553	13,681
Henry Schein, Inc. (a)(b)	294	22,250
Humana, Inc. (b)	500	46,240
Laboratory Corp. of America Holdings (a)	313	28,652
McKesson Corp.	776	68,109
Medco Health Solutions, Inc. (a)(b)	1,163	81,759
Omnicare, Inc. (b)	331	11,774
Patterson Cos., Inc. (b)	313	10,454
Quest Diagnostics, Inc. (b)	454	27,762
UnitedHealth Group, Inc.	3,319	195,622
Universal Health Services, Inc. (Class B) (b)	292	12,238
WellPoint, Inc. (b)	1,036	76,457

		891,745

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	441	33,587

HOTELS, RESTAURANTS & LEISURE — 2.1%
Carnival Corp. (b)	1,244	39,908
Chipotle Mexican Grill, Inc. (a)(b)	99	41,382
Darden Restaurants, Inc. (b)	416	21,283
Dunkin’ Brands Group, Inc. (b)	156	4,697
Hyatt Hotels Corp. (Class A) (a)	122	5,212
International Game Technology	951	15,967
Las Vegas Sands Corp. (b)	1,214	69,890
Marriott International, Inc. (Class A) (b)	910	34,443
McDonald’s Corp.	3,187	312,645
MGM Resorts International (a)(b)	966	13,157
Panera Bread Co. (Class A) (a)	100	16,092
Penn National Gaming, Inc. (a)	209	8,983
Royal Caribbean Cruises, Ltd. (b)	437	12,861
Starbucks Corp.	2,314	129,329
Starwood Hotels & Resorts Worldwide, Inc. (b)	621	35,031
Wyndham Worldwide Corp.	483	22,464
Wynn Resorts, Ltd. (b)	250	31,220
Yum! Brands, Inc.	1,463	104,136

		918,700

HOUSEHOLD DURABLES — 0.4%
D.R. Horton, Inc. (b)	864	13,107
Garmin, Ltd. (b)	392	18,404
Harman International Industries, Inc.	165	7,724
Leggett & Platt, Inc. (b)	510	11,735
Lennar Corp. (Class A) (b)	547	14,867
Mohawk Industries, Inc. (a)	170	11,307
Newell Rubbermaid, Inc. (b)	871	15,513
NVR, Inc. (a)(b)	16	11,621
Tempur-Pedic International, Inc. (a)(b)	207	17,477
Toll Brothers, Inc. (a)(b)	429	10,292
Tupperware Brands Corp. (b)	187	11,874
Whirlpool Corp. (b)	234	17,985

		161,906

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc. (b)	438	21,545
Colgate-Palmolive Co.	1,391	136,012
Energizer Holdings, Inc. (a)(b)	214	15,875
Kimberly-Clark Corp. (b)	1,209	89,333
The Clorox Co. (b)	386	26,537
The Procter & Gamble Co.	8,574	576,259

		865,561

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Calpine Corp. (a)(b)	1,142	19,654
NRG Energy, Inc. (a)(b)	745	11,674
The AES Corp. (a)	1,979	25,866

		57,194

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	2,011	179,401
Danaher Corp. (b)	1,777	99,512
General Electric Co.	32,881	659,922
Tyco International, Ltd.	1,448	81,349

		1,020,184

INSURANCE — 3.8%
ACE, Ltd. (b)	1,021	74,737
Aflac, Inc.	1,476	67,881
Alleghany Corp. (a)	50	16,455
Allied World Assurance Company Holdings, Ltd. (b)	108	7,416
American Financial Group, Inc.	245	9,452
American International Group, Inc. (a)	1,344	41,436
AON Corp. (b)	1,007	49,404
Arch Capital Group, Ltd. (a)	364	13,555
Assurant, Inc. (b)	292	11,826
Assured Guaranty, Ltd. (b)	436	7,203
Axis Capital Holdings, Ltd.	353	11,709
Berkshire Hathaway, Inc. (Class B) (a)	5,956	483,329
Brown & Brown, Inc.	358	8,513
Cincinnati Financial Corp. (b)	477	16,461
CNA Financial Corp.	85	2,493
Erie Indemnity Co. (Class A)	85	6,625
Everest Re Group, Ltd.	139	12,860
Fidelity National Financial, Inc. (Class A) (b)	684	12,333
Genworth Financial, Inc. (Class A) (a)	1,614	13,429
Hartford Financial Services Group, Inc.	1,363	28,732
HCC Insurance Holdings, Inc.	365	11,377
Lincoln National Corp. (b)	960	25,306
Loews Corp.	1,035	41,266
Markel Corp. (a)	30	13,468

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Marsh & McLennan Cos., Inc.	1,711	$56,104
MetLife, Inc.	2,519	94,085
Old Republic International Corp. (b)	732	7,723
PartnerRe, Ltd.	224	15,207
Principal Financial Group, Inc.	842	24,848
Prudential Financial, Inc.	1,500	95,085
Reinsurance Group of America, Inc.	230	13,678
RenaissanceRe Holdings, Ltd. (b)	159	12,041
The Allstate Corp. (b)	1,522	50,104
The Chubb Corp.	880	60,817
The Progressive Corp. (b)	1,856	43,022
The Travelers Cos., Inc.	1,182	69,974
Torchmark Corp. (b)	324	16,151
Unum Group (b)	935	22,889
Validus Holdings, Ltd. (b)	219	6,778
W.R. Berkley Corp. (b)	376	13,581
White Mountains Insurance Group, Ltd.	20	10,034
XL Group PLC	996	21,603

		1,620,990

INTERNET & CATALOG RETAIL — 1.0%
Amazon.com, Inc. (a)	1,085	219,723
Expedia, Inc. (b)	329	11,002
Groupon, Inc. (a)(b)	133	2,445
Liberty Interactive Corp. (Class A) (a)	1,949	37,206
Netflix, Inc. (a)(b)	146	16,796
Priceline.com, Inc. (a)(b)	156	111,930
TripAdvisor, Inc. (a)(b)	329	11,735

		410,837

INTERNET SOFTWARE & SERVICES — 1.8%
Akamai Technologies, Inc. (a)(b)	524	19,231
eBay, Inc. (a)	3,465	127,824
Equinix, Inc. (a)(b)	135	21,256
Google, Inc. (Class A) (a)	789	505,938
IAC/InterActiveCorp. (b)	252	12,371
LinkedIn Corp. (Class A) (a)	47	4,794
Rackspace Hosting, Inc. (a)(b)	351	20,284
VeriSign, Inc. (b)	515	19,745
Yahoo!, Inc. (a)(b)	3,651	55,568

		787,011

IT SERVICES — 3.7%
Accenture PLC (Class A)	2,119	136,676
Alliance Data Systems Corp. (a)(b)	164	20,657
Automatic Data Processing, Inc.	1,520	83,889
Broadridge Financial Solutions, Inc.	455	10,879
Cognizant Technology Solutions Corp. (Class A) (a)	951	73,180
Computer Sciences Corp.	480	14,371
Fidelity National Information Services, Inc.	775	25,668
Fiserv, Inc. (a)(b)	424	29,421
Genpact, Ltd. (a)	326	5,314
Global Payments, Inc.	251	11,915
International Business Machines Corp.	3,419	713,374
Mastercard, Inc. (Class A)	323	135,834
Paychex, Inc. (b)	1,029	31,889
SAIC, Inc. (a)	1,115	14,718
Teradata Corp. (a)(b)	536	36,528
The Western Union Co. (b)	1,991	35,042
Total System Services, Inc.	638	14,719
VeriFone Systems, Inc. (a)(b)	300	15,561
Visa, Inc. (Class A)	1,645	194,110

		1,603,745

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (b)	407	14,945
Mattel, Inc. (b)	1,058	35,612
Polaris Industries, Inc. (b)	200	14,430

		64,987

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc. (b)	1,063	47,314
Covance, Inc. (a)(b)	206	9,812
Illumina, Inc. (a)(b)	391	20,570
Life Technologies Corp. (a)	534	26,070
PerkinElmer, Inc.	379	10,483
Techne Corp. (b)	117	8,202
Thermo Fisher Scientific, Inc.	1,184	66,754
Waters Corp. (a)	294	27,242

		216,447

MACHINERY — 2.1%
AGCO Corp. (a)(b)	284	13,408
Caterpillar, Inc.	1,829	194,825
Cummins, Inc.	548	65,782
Deere & Co. (b)	1,249	101,044
Donaldson Co., Inc.	428	15,292
Dover Corp. (b)	600	37,764
Eaton Corp.	1,041	51,873
Flowserve Corp. (b)	183	21,138
Gardner Denver, Inc. (b)	161	10,146
Illinois Tool Works, Inc. (b)	1,299	74,199
Ingersoll-Rand PLC (b)	1,016	42,012
Joy Global, Inc.	341	25,064
Lincoln Electric Holdings, Inc.	258	11,693
Navistar International Corp. (a)(b)	210	8,495
PACCAR, Inc. (b)	1,084	50,764
Pall Corp. (b)	383	22,838
Parker Hannifin Corp.	470	39,739
Pentair, Inc. (b)	309	14,711
SPX Corp.	174	13,490
Stanley Black & Decker, Inc.	500	38,480
Timken Co.	264	13,395
Xylem, Inc.	575	15,956

		882,108

MEDIA — 3.3%
AMC Networks, Inc. (Class A) (a)	180	8,033
Cablevision Systems Corp. (Class A) (b)	721	10,584
CBS Corp.	1,926	65,311
Charter Communications, Inc. (Class A) (a)	100	6,345
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	128	1,021
Comcast Corp. (Class A)	8,522	255,745
DIRECTV (Class A) (a)	2,077	102,479
Discovery Communications, Inc. (Series A) (a)(b)	822	41,593
DISH Network Corp. (Class A) (b)	673	22,162
Gannett Co., Inc. (b)	598	9,167
John Wiley & Sons, Inc. (Class A) (b)	159	7,567
Liberty Global, Inc. (Series A) (a)(b)	835	41,817

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Liberty Media Corp. — Liberty Capital (Class A) (a)	372	$32,792
News Corp. (Class A) (b)	7,139	140,567
Omnicom Group, Inc. (b)	881	44,623
Scripps Networks Interactive, Inc. (Class A) (b)	259	12,611
Sirius XM Radio, Inc. (a)	11,045	25,514
The Interpublic Group of Cos., Inc.	1,534	17,503
The McGraw-Hill Cos., Inc. (b)	935	45,319
The Walt Disney Co. (b)	5,216	228,357
The Washington Post Co. (Class B) (b)	19	7,098
Time Warner Cable, Inc.	977	79,626
Time Warner, Inc.	3,112	117,478
Viacom, Inc. (Class B)	1,551	73,610
Virgin Media, Inc. (b)	945	23,606

		1,420,528

METALS & MINING — 0.9%
Alcoa, Inc. (b)	3,213	32,194
Allegheny Technologies, Inc.	301	12,392
Allied Nevada Gold Corp. (a)(b)	253	8,230
Cliffs Natural Resources, Inc. (b)	422	29,228
Freeport-McMoRan Copper & Gold, Inc.	2,907	110,582
Molycorp, Inc. (a)(b)	176	5,954
Newmont Mining Corp.	1,504	77,110
Nucor Corp. (b)	912	39,170
Reliance Steel & Aluminum Co. (b)	203	11,466
Royal Gold, Inc. (b)	168	10,957
Southern Copper Corp. (b)	529	16,775
Steel Dynamics, Inc. (b)	570	8,288
Titanium Metals Corp.	180	2,441
United States Steel Corp. (b)	447	13,128
Walter Energy, Inc.	192	11,368

		389,283

MULTI-UTILITIES — 1.3%
Alliant Energy Corp. (b)	352	15,249
Ameren Corp. (b)	739	24,077
CenterPoint Energy, Inc.	1,219	24,039
CMS Energy Corp. (b)	689	15,158
Consolidated Edison, Inc. (b)	913	53,337
Dominion Resources, Inc.	1,755	89,873
DTE Energy Co. (b)	519	28,561
Integrys Energy Group, Inc. (b)	246	13,035
MDU Resources Group, Inc. (b)	530	11,867
NiSource, Inc. (b)	859	20,917
NSTAR (b)	336	16,340
OGE Energy Corp.	298	15,943
PG&E Corp. (b)	1,246	54,089
Public Service Enterprise Group, Inc.	1,611	49,313
SCANA Corp. (b)	350	15,963
Sempra Energy	714	42,811
TECO Energy, Inc. (b)	631	11,074
Wisconsin Energy Corp. (b)	748	26,315
Xcel Energy, Inc.	1,520	40,234

		568,195

MULTILINE RETAIL — 0.8%
Dollar General Corp. (a)	410	18,942
Dollar Tree, Inc. (a)(b)	376	35,528
Family Dollar Stores, Inc.	321	20,313
J.C. Penney Co., Inc. (b)	493	17,467
Kohl’s Corp. (b)	710	35,521
Macy’s, Inc. (b)	1,327	52,722
Nordstrom, Inc.	540	30,089
Sears Holdings Corp. (a)(b)	133	8,811
Target Corp. (b)	1,886	109,897

		329,290

OFFICE ELECTRONICS — 0.1%
Xerox Corp. (b)	4,188	33,839

OIL, GAS & CONSUMABLE FUELS — 9.2%
Alpha Natural Resources, Inc. (a)(b)	652	9,917
Anadarko Petroleum Corp.	1,552	121,584
Apache Corp.	1,180	118,519
Arch Coal, Inc. (b)	650	6,962
Cabot Oil & Gas Corp.	678	21,133
Chesapeake Energy Corp. (b)	2,076	48,101
Chevron Corp.	6,225	667,569
Cimarex Energy Co. (b)	255	19,245
Cobalt International Energy, Inc. (a)	525	15,766
Concho Resources, Inc. (a)	315	32,155
ConocoPhillips (b)	3,830	291,118
CONSOL Energy, Inc. (b)	653	22,267
Continental Resources, Inc. (a)(b)	178	15,276
Denbury Resources, Inc. (a)	1,210	22,058
Devon Energy Corp.	1,185	84,277
El Paso Corp.	2,400	70,920
Energen Corp.	197	9,683
EOG Resources, Inc. (b)	827	91,880
EQT Corp.	461	22,225
Exxon Mobil Corp. (b)	14,924	1,294,359
Hess Corp.	933	55,000
Hollyfrontier Corp.	597	19,194
Kinder Morgan, Inc. (b)	478	18,475
Marathon Oil Corp. (b)	2,147	68,060
Marathon Petroleum Corp.	1,073	46,525
Murphy Oil Corp.	598	33,649
Newfield Exploration Co. (a)	409	14,184
Noble Energy, Inc.	539	52,703
Occidental Petroleum Corp.	2,501	238,170
Peabody Energy Corp.	860	24,906
Pioneer Natural Resources Co. (b)	361	40,284
Plains Exploration & Production Co. (a)(b)	402	17,145
QEP Resources, Inc. (b)	550	16,775
Range Resources Corp.	489	28,430
SandRidge Energy, Inc. (a)(b)	1,125	8,809
SM Energy Co. (b)	170	12,031
Southwestern Energy Co. (a)	1,085	33,201
Spectra Energy Corp.	2,000	63,100
Sunoco, Inc. (b)	375	14,306
The Williams Cos., Inc.	1,835	56,536
Ultra Petroleum Corp. (a)(b)	478	10,817
Valero Energy Corp.	1,680	43,294
Whiting Petroleum Corp. (a)	380	20,634
WPX Energy, Inc. (a)(b)	612	11,022

		3,932,264

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	1,213	42,577
MeadWestvaco Corp. (b)	529	16,711

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Weyerhaeuser Co. (b)	1,636	$35,861

		95,149

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,361	26,349
Herbalife, Ltd.	372	25,601
The Estee Lauder Cos., Inc. (Class A)	748	46,331

		98,281

PHARMACEUTICALS — 5.4%
Abbott Laboratories	4,828	295,908
Allergan, Inc.	950	90,659
Bristol-Myers Squibb Co.	5,301	178,909
Eli Lilly & Co.	3,097	124,716
Endo Pharmaceuticals Holdings, Inc. (a)	329	12,742
Forest Laboratories, Inc. (a)(b)	787	27,301
Hospira, Inc. (a)(b)	501	18,732
Johnson & Johnson	8,469	558,615
Merck & Co., Inc.	9,490	364,416
Mylan, Inc. (a)	1,324	31,048
Perrigo Co. (b)	271	27,997
Pfizer, Inc.	23,832	540,033
Warner Chilcott PLC (Class A) (a)	554	9,313
Watson Pharmaceuticals, Inc. (a)	418	28,031

		2,308,420

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	170	14,404
Equifax, Inc.	409	18,102
IHS, Inc. (Class A) (a)(b)	149	13,954
Manpower, Inc.	244	11,558
Nielsen Holdings NV (a)	185	5,576
Robert Half International, Inc. (b)	448	13,574
Towers Watson & Co. (Class A) (b)	182	12,025
Verisk Analytics, Inc. (Class A) (a)(b)	372	17,473

		106,666

REAL ESTATE INVESTMENT TRUSTS — 2.5%
Alexandria Real Estate Equities, Inc. (b)	176	12,871
American Capital Agency Corp.	698	20,619
American Tower Corp.	1,245	78,460
Annaly Capital Management, Inc. (b)	2,994	47,365
AvalonBay Communities, Inc. (b)	280	39,578
Boston Properties, Inc. (b)	458	48,085
BRE Properties, Inc.	231	11,677
Camden Property Trust (b)	219	14,399
Chimera Investment Corp. (b)	3,129	8,855
DDR Corp. (b)	699	10,205
Digital Realty Trust, Inc. (b)	315	23,301
Equity Residential (b)	909	56,922
Essex Property Trust, Inc. (b)	104	15,757
Federal Realty Investment Trust (b)	180	17,422
General Growth Properties, Inc.	1,240	21,068
HCP, Inc.	1,250	49,325
Health Care REIT, Inc.	619	34,020
Host Hotels & Resorts, Inc. (b)	2,246	36,879
Kimco Realty Corp. (b)	1,292	24,884
Liberty Property Trust	293	10,466
Piedmont Office Realty Trust, Inc. (Class A)	550	9,763
Plum Creek Timber Co., Inc. (b)	548	22,775
ProLogis (b)	1,450	52,229
Public Storage	435	60,104
Rayonier, Inc. (b)	369	16,269
Realty Income Corp. (b)	394	15,260
Regency Centers Corp.	301	13,388
Simon Property Group, Inc. (b)	906	131,986
SL Green Realty Corp. (b)	250	19,387
The Macerich Co. (b)	421	24,313
UDR, Inc.	713	19,044
Ventas, Inc. (b)	897	51,219
Vornado Realty Trust	563	47,405

		1,065,300

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Brookfield Office Properties, Inc. (b)	881	15,374
CBRE Group, Inc. (a)(b)	789	15,748
Jones Lang LaSalle, Inc.	130	10,830

		41,952

ROAD & RAIL — 0.8%
CSX Corp.	3,305	71,124
Hertz Global Holdings, Inc. (a)(b)	768	11,551
J.B. Hunt Transport Services, Inc. (b)	271	14,734
Kansas City Southern (a)	339	24,303
Norfolk Southern Corp.	1,027	67,607
Union Pacific Corp.	1,502	161,435

		350,754

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a)(b)	1,741	13,963
Altera Corp.	944	37,590
Analog Devices, Inc.	926	37,411
Applied Materials, Inc.	4,054	50,432
Atmel Corp. (a)(b)	1,377	13,577
Broadcom Corp. (Class A) (a)	1,421	55,845
Cree, Inc. (a)(b)	337	10,659
First Solar, Inc. (a)(b)	172	4,309
Intel Corp.	15,855	445,684
KLA-Tencor Corp. (b)	550	29,931
Lam Research Corp. (a)(b)	406	18,116
Linear Technology Corp. (b)	652	21,972
LSI Corp. (a)	1,752	15,207
Marvell Technology Group, Ltd. (a)	1,501	23,611
Maxim Integrated Products, Inc. (b)	931	26,617
Microchip Technology, Inc. (b)	580	21,576
Micron Technology, Inc. (a)	2,831	22,931
NVIDIA Corp. (a)	1,900	29,241
ON Semiconductor Corp. (a)	1,266	11,407
Skyworks Solutions, Inc. (a)	612	16,922
Texas Instruments, Inc.	3,547	119,215
Xilinx, Inc. (b)	782	28,488

		1,054,704

SOFTWARE — 3.8%
Activision Blizzard, Inc. (b)	1,304	16,717
Adobe Systems, Inc. (a)	1,560	53,524
Ansys, Inc. (a)	289	18,791
Autodesk, Inc. (a)	720	30,470
BMC Software, Inc. (a)	584	23,453
CA, Inc. (b)	1,089	30,013
Citrix Systems, Inc. (a)	572	45,137
Electronic Arts, Inc. (a)	1,006	16,579
Factset Research Systems, Inc. (b)	141	13,965
Informatica Corp. (a)	359	18,991

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Intuit, Inc.	846	$50,870
Microsoft Corp.	23,232	749,232
Nuance Communications, Inc. (a)(b)	676	17,292
Oracle Corp.	12,094	352,661
Red Hat, Inc. (a)	601	35,994
Rovi Corp. (a)	347	11,295
Salesforce.com, Inc. (a)(b)	365	56,396
Solera Holdings, Inc.	217	9,958
Symantec Corp. (a)	2,312	43,234
Synopsys, Inc. (a)	443	13,582
TIBCO Software, Inc. (a)	523	15,952
VMware, Inc. (Class A) (a)	195	21,912
Zynga, Inc. (a)(b)	443	5,825

		1,651,843

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A) (b)	271	13,444
Advance Auto Parts, Inc.	228	20,194
American Eagle Outfitters, Inc. (b)	566	9,730
AutoNation, Inc. (a)(b)	137	4,700
AutoZone, Inc. (a)	96	35,693
Bed Bath & Beyond, Inc. (a)(b)	770	50,643
Best Buy Co., Inc. (b)	938	22,212
CarMax, Inc. (a)(b)	698	24,186
Dick’s Sporting Goods, Inc. (b)	259	12,453
Foot Locker, Inc. (b)	500	15,525
GameStop Corp. (Class A) (b)	466	10,177
Guess?, Inc. (b)	198	6,187
Limited Brands, Inc. (b)	809	38,832
Lowe’s Cos., Inc.	3,919	122,978
O’Reilly Automotive, Inc. (a)(b)	423	38,641
PetSmart, Inc. (b)	350	20,027
Ross Stores, Inc.	746	43,343
Sally Beauty Holdings, Inc. (a)	400	9,920
Signet Jewelers, Ltd. (b)	300	14,184
Staples, Inc. (b)	2,231	36,098
The Gap, Inc. (b)	1,044	27,290
The Home Depot, Inc.	4,809	241,941
Tiffany & Co. (b)	394	27,237
TJX Cos., Inc.	2,380	94,510
Tractor Supply Co. (b)	220	19,923
Ulta Salon Cosmetics & Fragrance, Inc.	150	13,933
Urban Outfitters, Inc. (a)(b)	352	10,247

		984,248

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Coach, Inc.	867	67,002
Fossil, Inc. (a)(b)	165	21,777
Michael Kors Holdings Ltd. (a)(b)	166	7,734
NIKE, Inc. (Class B)	1,167	126,549
PVH Corp. (b)	184	16,437
Ralph Lauren Corp.	181	31,554
Under Armour, Inc. (Class A) (a)(b)	100	9,400
V.F. Corp.	274	39,998

		320,451

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (b)	1,552	11,345
New York Community Bancorp, Inc. (b)	1,291	17,958
People’s United Financial, Inc. (b)	1,123	14,869
TFS Financial Corp. (a)(b)	299	2,840

		47,012

TOBACCO — 1.8%
Altria Group, Inc.	6,392	197,321
Lorillard, Inc.	420	54,382
Philip Morris International, Inc.	5,376	476,367
Reynolds American, Inc.	1,065	44,134

		772,204

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	901	48,744
MSC Industrial Direct Co., Inc. (Class A)	137	11,409
W.W. Grainger, Inc. (b)	179	38,451

		98,604

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	524	17,832
Aqua America, Inc. (b)	423	9,428

		27,260

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)(b)	763	40,698
MetroPCS Communications, Inc. (a)	790	7,126
NII Holdings, Inc. (a)(b)	524	9,595
SBA Communications Corp. (Class A) (a)(b)	367	18,647
Sprint Nextel Corp. (a)(b)	8,927	25,442
Telephone & Data Systems, Inc. (b)	360	8,334
US Cellular Corp. (a)(b)	52	2,128

		111,970

TOTAL COMMON STOCKS —
(Cost $38,063,080)		42,807,935

SHORT TERM INVESTMENTS — 15.4%
MONEY MARKET FUNDS — 15.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	6,523,363	6,523,363
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	66,022	66,022

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,589,385)		6,589,385

TOTAL INVESTMENTS — 115.1% (g)
(Cost $44,652,465)		49,397,320
OTHER ASSETS & LIABILITIES — (15.1)%		(6,469,701)

NET ASSETS — 100.0%		$42,927,619

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.0%
General Dynamics Corp.	7,290	$534,940
Goodrich Corp.	4,168	522,834
Honeywell International, Inc.	16,044	979,486
Lockheed Martin Corp. (a)	8,774	788,432
Precision Castparts Corp.	3,045	526,480
Raytheon Co.	6,634	350,143
Rockwell Collins, Inc. (a)	3,683	211,993
The Boeing Co.	15,243	1,133,622
United Technologies Corp.	21,539	1,786,445

		6,834,375

AIR FREIGHT & LOGISTICS — 1.4%
C.H. Robinson Worldwide, Inc. (a)	5,448	356,790
Expeditors International of Washington, Inc.	4,981	231,666
United Parcel Service, Inc. (Class B)	31,834	2,569,640

		3,158,096

AUTO COMPONENTS — 0.1%
BorgWarner, Inc. (a)(b)	2,760	232,778

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	3,156	154,897

BEVERAGES — 4.1%
Brown-Forman Corp. (Class B)	3,293	274,603
Dr. Pepper Snapple Group, Inc. (a)	3,670	147,571
PepsiCo, Inc.	51,566	3,421,404
The Coca-Cola Co.	74,973	5,548,752

		9,392,330

BIOTECHNOLOGY — 2.2%
Amgen, Inc.	26,160	1,778,618
Biogen Idec, Inc. (b)	8,023	1,010,657
Celgene Corp. (b)	14,605	1,132,180
Gilead Sciences, Inc. (b)	24,816	1,212,262

		5,133,717

BUILDING PRODUCTS — 0.0% (c)
Masco Corp. (a)	3,648	48,774

CAPITAL MARKETS — 0.8%
BlackRock, Inc.	3,296	675,350
Franklin Resources, Inc.	4,784	593,360
T. Rowe Price Group, Inc.	8,335	544,275

		1,812,985

CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	4,562	418,792
Airgas, Inc. (a)	1,695	150,804
CF Industries Holdings, Inc.	2,145	391,784
E. I. du Pont de Nemours & Co.	20,670	1,093,443
Eastman Chemical Co.	2,210	114,235
Ecolab, Inc. (a)	9,858	608,436
FMC Corp.	2,289	242,314
International Flavors & Fragrances, Inc. (a)	2,718	159,275
Monsanto Co.	17,703	1,411,991
PPG Industries, Inc.	5,111	489,634
Praxair, Inc.	9,913	1,136,426
Sigma-Aldrich Corp. (a)	4,002	292,386
The Mosaic Co.	6,213	343,517
The Sherwin-Williams Co.	2,899	315,034

		7,168,071

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Iron Mountain, Inc. (a)	3,150	90,720
Stericycle, Inc. (b)	2,778	232,352

		323,072

COMMUNICATIONS EQUIPMENT — 2.0%
F5 Networks, Inc. (b)	2,664	359,533
Juniper Networks, Inc. (b)	11,423	261,358
Motorola Mobility Holdings, Inc. (b)	3,549	139,263
QUALCOMM, Inc.	55,634	3,784,225

		4,544,379

COMPUTERS & PERIPHERALS — 9.0%
Apple, Inc. (b)	30,767	18,443,893
EMC Corp. (b)	36,962	1,104,425
NetApp, Inc. (b)	11,862	531,062
SanDisk Corp. (b)	7,882	390,868

		20,470,248

CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	3,310	198,732

CONSUMER FINANCE — 0.5%
American Express Co.	20,024	1,158,589

CONTAINERS & PACKAGING — 0.1%
Ball Corp.	2,978	127,697

DISTRIBUTORS — 0.1%
Genuine Parts Co. (a)	3,548	222,637

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (b)	3,834	148,146
DeVry, Inc.	1,987	67,299

		215,445

DIVERSIFIED FINANCIAL SERVICES — 0.2%
IntercontinentalExchange, Inc. (b)	2,415	331,869
Moody’s Corp. (a)	3,451	145,287

		477,156

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.8%
Verizon Communications, Inc.	50,376	1,925,875

ELECTRIC UTILITIES — 0.7%
NextEra Energy, Inc.	8,084	493,771
Progress Energy, Inc.	5,718	303,683
Southern Co.	16,756	752,847

		1,550,301

ELECTRICAL EQUIPMENT — 0.8%
Cooper Industries PLC	3,155	201,762
Emerson Electric Co.	17,215	898,279
Rockwell Automation, Inc.	4,710	375,387
Roper Industries, Inc. (a)	3,229	320,188

		1,795,616

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Amphenol Corp. (Class A)	5,431	324,611
FLIR Systems, Inc. (a)	3,925	99,342

		423,953

ENERGY EQUIPMENT & SERVICES — 2.6%
Baker Hughes, Inc.	8,635	362,152

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Cameron International Corp. (b)	8,067	$426,180
Diamond Offshore Drilling, Inc.	2,304	153,792
FMC Technologies, Inc. (a)(b)	7,836	395,091
Halliburton Co.	17,560	582,816
Helmerich & Payne, Inc.	3,481	187,800
National Oilwell Varco, Inc.	9,754	775,150
Schlumberger, Ltd.	44,248	3,094,263

		5,977,244

FOOD & STAPLES RETAILING — 1.5%
Costco Wholesale Corp.	8,479	769,893
Wal-Mart Stores, Inc.	36,279	2,220,275
Whole Foods Market, Inc.	3,940	327,808

		3,317,976

FOOD PRODUCTS — 1.8%
Campbell Soup Co. (a)	3,238	109,606
General Mills, Inc.	14,183	559,519
H.J. Heinz Co. (a)	7,984	427,543
Hormel Foods Corp. (a)	2,035	60,073
Kellogg Co.	8,179	438,640
Kraft Foods, Inc. (Class A)	31,492	1,197,011
McCormick & Co., Inc. (a)	3,111	169,332
Mead Johnson Nutrition Co.	6,711	553,523
Sara Lee Corp.	7,201	155,038
The Hershey Co.	5,004	306,895
The J.M. Smucker Co.	2,169	176,470

		4,153,650

GAS UTILITIES — 0.1%
ONEOK, Inc.	2,071	169,118

HEALTH CARE EQUIPMENT & SUPPLIES — 2.7%
Baxter International, Inc.	18,616	1,112,865
Becton, Dickinson and Co. (a)	7,121	552,946
C.R. Bard, Inc.	2,882	284,511
Covidien PLC	11,436	625,320
DENTSPLY International, Inc. (a)	2,848	114,290
Edwards Lifesciences Corp. (b)	3,770	274,192
Intuitive Surgical, Inc. (b)	1,309	709,151
Medtronic, Inc.	22,596	885,537
St. Jude Medical, Inc. (a)	10,488	464,723
Stryker Corp.	10,715	594,468
Varian Medical Systems, Inc. (a)(b)	3,686	254,187
Zimmer Holdings, Inc. (a)	5,920	380,538

		6,252,728

HEALTH CARE PROVIDERS & SERVICES — 2.5%
Aetna, Inc.	6,407	321,375
DaVita, Inc. (b)	3,140	283,134
Express Scripts, Inc. (a)(b)	16,075	870,944
Humana, Inc.	3,155	291,774
Laboratory Corp. of America Holdings (b)	3,241	296,681
Medco Health Solutions, Inc. (b)	12,798	899,699
Patterson Cos., Inc. (a)	1,540	51,436
Quest Diagnostics, Inc.	5,243	320,610
UnitedHealth Group, Inc.	34,296	2,021,406
WellPoint, Inc.	5,816	429,221

		5,786,280

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)(b)	4,771	363,359

HOTELS, RESTAURANTS & LEISURE — 3.1%
Chipotle Mexican Grill, Inc. (a)(b)	1,045	436,810
Darden Restaurants, Inc. (a)	3,083	157,726
Marriott International, Inc. (Class A) (a)	3,568	135,049
McDonald’s Corp.	33,519	3,288,214
Starbucks Corp.	24,593	1,374,503
Starwood Hotels & Resorts Worldwide, Inc.	3,649	205,840
Wynn Resorts, Ltd.	2,582	322,440
Yum! Brands, Inc.	15,147	1,078,163

		6,998,745

HOUSEHOLD DURABLES — 0.0% (c)
Pulte Group, Inc. (a)(b)	4,338	38,391

HOUSEHOLD PRODUCTS — 3.2%
Colgate-Palmolive Co.	15,995	1,563,991
Kimberly-Clark Corp.	12,979	959,018
The Clorox Co.	3,013	207,144
The Procter & Gamble Co.	68,092	4,576,464

		7,306,617

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co.	17,802	1,588,116
Danaher Corp.	14,453	809,368

		2,397,484

INSURANCE — 0.8%
Aflac, Inc.	15,432	709,718
AON Corp. (a)	7,098	348,228
The Chubb Corp.	5,225	361,100
The Travelers Cos., Inc.	6,598	390,601

		1,809,647

INTERNET & CATALOG RETAIL — 1.7%
Amazon.com, Inc. (b)	12,004	2,430,930
Expedia, Inc. (a)	1,978	66,144
Netflix, Inc. (a)(b)	1,827	210,178
Priceline.com, Inc. (b)	1,640	1,176,700
TripAdvisor, Inc. (a)(b)	1,979	70,591

		3,954,543

INTERNET SOFTWARE & SERVICES — 2.9%
Akamai Technologies, Inc. (a)(b)	5,921	217,301
eBay, Inc. (b)	24,647	909,228
Google, Inc. (Class A) (b)	8,336	5,345,376
VeriSign, Inc. (a)	2,541	97,422

		6,569,327

IT SERVICES — 6.6%
Accenture PLC (Class A)	15,839	1,021,616
Automatic Data Processing, Inc.	16,132	890,325
Cognizant Technology Solutions Corp. (Class A) (b)	9,989	768,654
Fiserv, Inc. (b)	4,632	321,414
International Business Machines Corp.	38,168	7,963,753
Mastercard, Inc. (Class A)	3,512	1,476,937
Paychex, Inc. (a)	5,378	166,664
Teradata Corp. (b)	5,475	373,121
The Western Union Co.	9,588	168,749
Visa, Inc. (Class A)	16,362	1,930,716

		15,081,949

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,211	$81,188
Mattel, Inc.	5,050	169,983

		251,171

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Agilent Technologies, Inc.	7,985	355,412
Life Technologies Corp. (b)	5,886	287,355
Thermo Fisher Scientific, Inc.	7,526	424,316
Waters Corp. (b)	2,926	271,123

		1,338,206

MACHINERY — 2.3%
Caterpillar, Inc.	13,837	1,473,917
Cummins, Inc.	4,814	577,873
Deere & Co.	13,174	1,065,777
Dover Corp.	4,226	265,984
Flowserve Corp.	1,366	157,787
Illinois Tool Works, Inc.	9,766	557,834
Joy Global, Inc.	3,454	253,869
Pall Corp.	3,808	227,071
Parker Hannifin Corp.	3,233	273,350
Snap-On, Inc. (a)	1,037	63,226
Stanley Black & Decker, Inc.	3,020	232,419

		5,149,107

MEDIA — 1.6%
DIRECTV (Class A) (b)	22,063	1,088,588
Discovery Communications, Inc. (Series A) (a)(b)	8,672	438,803
Omnicom Group, Inc.	5,261	266,470
Scripps Networks Interactive, Inc. (Class A) (a)	3,175	154,591
The McGraw-Hill Cos., Inc.	5,658	274,243
Time Warner Cable, Inc.	7,207	587,371
Viacom, Inc. (Class B)	18,189	863,250

		3,673,316

METALS & MINING — 0.5%
Cliffs Natural Resources, Inc.	4,742	328,431
Newmont Mining Corp.	16,371	839,341

		1,167,772

MULTI-UTILITIES — 0.4%
Consolidated Edison, Inc.	5,127	299,519
Dominion Resources, Inc.	13,188	675,358

		974,877

MULTILINE RETAIL — 0.9%
Big Lots, Inc. (b)	1,455	62,594
Dollar Tree, Inc. (b)	3,944	372,669
Family Dollar Stores, Inc.	3,852	243,755
Kohl’s Corp.	5,414	270,862
Nordstrom, Inc.	4,046	225,443
Target Corp.	13,520	787,810

		1,963,133

OIL, GAS & CONSUMABLE FUELS — 8.8%
Anadarko Petroleum Corp.	8,106	635,024
Apache Corp.	8,836	887,488
Cabot Oil & Gas Corp.	6,959	216,912
Chevron Corp.	35,191	3,773,883
CONSOL Energy, Inc.	5,363	182,878
El Paso Corp.	12,190	360,215
EOG Resources, Inc.	8,854	983,679
EQT Corp.	2,914	140,484
Exxon Mobil Corp.	99,449	8,625,212
Newfield Exploration Co. (b)	3,002	104,109
Noble Energy, Inc.	3,611	353,084
Occidental Petroleum Corp.	19,280	1,836,034
Peabody Energy Corp.	8,956	259,366
Pioneer Natural Resources Co. (a)	4,038	450,600
Range Resources Corp.	3,700	215,118
Southwestern Energy Co. (a)(b)	11,489	351,563
Spectra Energy Corp.	9,593	302,659
The Williams Cos., Inc.	8,380	258,188
WPX Energy, Inc. (b)	3,583	64,530

		20,001,026

PERSONAL PRODUCTS — 0.2%
The Estee Lauder Cos., Inc. (Class A)	7,406	458,728

PHARMACEUTICALS — 6.8%
Abbott Laboratories	51,684	3,167,713
Allergan, Inc.	10,042	958,308
Bristol-Myers Squibb Co.	34,096	1,150,740
Eli Lilly & Co.	23,542	948,036
Johnson & Johnson	90,498	5,969,248
Merck & Co., Inc.	65,448	2,513,203
Mylan, Inc. (b)	14,005	328,417
Perrigo Co. (a)	3,056	315,715
Watson Pharmaceuticals, Inc. (b)	4,143	277,830

		15,629,210

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp.	1,638	138,788
Equifax, Inc.	2,179	96,442
Robert Half International, Inc. (a)	1,633	49,480

		284,710

REAL ESTATE INVESTMENT TRUSTS — 2.1%
American Tower Corp.	12,946	815,857
Apartment Investment & Management Co. (Class A)	1,703	44,976
AvalonBay Communities, Inc. (a)	2,138	302,206
Boston Properties, Inc. (a)	2,596	272,554
Equity Residential (a)	6,974	436,712
HCP, Inc.	5,956	235,024
Health Care REIT, Inc.	3,596	197,636
Plum Creek Timber Co., Inc. (a)	2,508	104,233
ProLogis	5,538	199,479
Public Storage	3,308	457,066
Simon Property Group, Inc.	6,619	964,256
Ventas, Inc. (a)	9,493	542,050
Vornado Realty Trust	3,214	270,619

		4,842,668

ROAD & RAIL — 1.1%
CSX Corp.	16,304	350,862
Norfolk Southern Corp.	8,455	556,593
Union Pacific Corp.	15,947	1,713,983

		2,621,438

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Altera Corp.	10,555	420,300
Analog Devices, Inc.	5,995	242,198
Broadcom Corp. (Class A) (b)	15,995	628,604

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

First Solar, Inc. (a)(b)	1,949	$48,822
Intel Corp.	83,690	2,352,526
KLA-Tencor Corp.	5,477	298,058
Linear Technology Corp.	4,871	164,153
LSI Corp. (b)	8,956	77,738
Microchip Technology, Inc. (a)	6,379	237,299
Novellus Systems, Inc. (b)	1,238	61,789
NVIDIA Corp. (b)	6,477	99,681
Teradyne, Inc. (a)(b)	3,848	64,993
Texas Instruments, Inc.	21,435	720,430
Xilinx, Inc. (a)	8,672	315,921

		5,732,512

SOFTWARE — 5.0%
Adobe Systems, Inc. (b)	7,447	255,507
Autodesk, Inc. (b)	3,703	156,711
BMC Software, Inc. (b)	4,240	170,278
Citrix Systems, Inc. (b)	6,123	483,166
Electronic Arts, Inc. (b)	5,226	86,124
Intuit, Inc.	9,757	586,688
Microsoft Corp.	140,844	4,542,219
Oracle Corp.	129,896	3,787,767
Red Hat, Inc. (b)	6,332	379,224
Salesforce.com, Inc. (a)(b)	4,505	696,068
Symantec Corp. (b)	9,927	185,635

		11,329,387

SPECIALTY RETAIL — 2.0%
AutoZone, Inc. (b)	920	342,056
Bed Bath & Beyond, Inc. (b)	7,938	522,082
Limited Brands, Inc. (a)	5,603	268,944
O’Reilly Automotive, Inc. (b)	4,280	390,978
Ross Stores, Inc.	7,623	442,896
The Home Depot, Inc.	23,364	1,175,443
Tiffany & Co.	4,175	288,618
TJX Cos., Inc.	24,923	989,692
Urban Outfitters, Inc. (a)(b)	2,789	81,188

		4,501,897

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Coach, Inc.	9,611	742,738
NIKE, Inc. (Class B)	11,990	1,300,196
Ralph Lauren Corp.	2,168	377,947
V.F. Corp.	2,856	416,919

		2,837,800

TOBACCO — 2.8%
Altria Group, Inc.	22,389	691,148
Lorillard, Inc.	3,030	392,324
Philip Morris International, Inc.	56,695	5,023,744
Reynolds American, Inc.	6,147	254,732

		6,361,948

TRADING COMPANIES & DISTRIBUTORS — 0.4%
Fastenal Co. (a)	6,910	373,831
W.W. Grainger, Inc.	2,032	436,494

		810,325

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Crown Castle International Corp. (b)	8,200	437,388

TOTAL COMMON STOCKS —
(Cost $174,457,755)		227,913,400

SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	7,100,917	7,100,917
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	279,815	279,815

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,380,732)		7,380,732

TOTAL INVESTMENTS — 103.0% (g)
(Cost $181,838,487)		235,294,132
OTHER ASSETS & LIABILITIES — (3.0)%		(6,869,713)

NET ASSETS — 100.0%		$228,424,419

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.0%
General Dynamics Corp.	4,193	$307,682
Honeywell International, Inc.	8,769	535,348
L-3 Communications Holdings, Inc.	3,068	217,122
Northrop Grumman Corp. (a)	7,742	472,881
Precision Castparts Corp.	1,600	276,640
Raytheon Co.	4,497	237,352
Rockwell Collins, Inc. (a)	1,300	74,828
Textron, Inc. (a)	8,741	243,262
The Boeing Co.	8,651	643,375
United Technologies Corp.	7,824	648,923

		3,657,413

AIR FREIGHT & LOGISTICS — 0.5%
Expeditors International of Washington, Inc.	1,846	85,858
FedEx Corp.	9,718	893,667

		979,525

AIRLINES — 0.1%
Southwest Airlines Co.	24,009	197,834

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. (a)(b)	800	67,472
Johnson Controls, Inc.	20,910	679,157
The Goodyear Tire & Rubber Co. (b)	7,160	80,335

		826,964

AUTOMOBILES — 0.9%
Ford Motor Co.	116,912	1,460,231
Harley-Davidson, Inc.	4,173	204,811

		1,665,042

BEVERAGES — 0.6%
Beam, Inc.	4,784	280,199
Coca-Cola Enterprises, Inc.	9,600	274,560
Constellation Brands, Inc. (Class A) (b)	5,204	122,762
Dr. Pepper Snapple Group, Inc.	3,200	128,672
Molson Coors Brewing Co. (Class B)	4,975	225,119

		1,031,312

BUILDING PRODUCTS — 0.1%
Masco Corp. (a)	7,612	101,772

CAPITAL MARKETS — 3.5%
Ameriprise Financial, Inc.	7,000	399,910
E*TRADE Financial Corp. (b)	7,185	78,676
Federated Investors, Inc. (Class B) (a)	2,849	63,846
Invesco, Ltd.	13,909	370,953
Legg Mason, Inc.	3,886	108,536
Morgan Stanley	46,813	919,407
Northern Trust Corp.	7,409	351,557
State Street Corp. (c)	15,110	687,505
The Bank of New York Mellon Corp.	37,303	900,121
The Charles Schwab Corp.	33,185	476,869
The Goldman Sachs Group, Inc.	15,197	1,890,051

		6,247,431

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	2,212	203,062
Airgas, Inc.	585	52,047
E. I. du Pont de Nemours & Co.	9,122	482,554
Eastman Chemical Co.	2,068	106,895
The Dow Chemical Co.	36,415	1,261,415
The Mosaic Co.	3,400	187,986

		2,293,959

COMMERCIAL BANKS — 6.3%
BB&T Corp.	21,474	674,069
Comerica, Inc. (a)	6,194	200,438
Fifth Third Bancorp	28,294	397,531
First Horizon National Corp. (a)	7,630	79,199
Huntington Bancshares, Inc.	26,554	171,273
Keycorp	29,307	249,109
M&T Bank Corp. (a)	3,813	331,273
PNC Financial Services Group, Inc.	16,220	1,046,028
Regions Financial Corp.	39,590	260,898
SunTrust Banks, Inc.	16,511	399,071
U.S. Bancorp	58,692	1,859,363
Wells Fargo & Co.	162,326	5,541,810
Zions Bancorporation (a)	5,897	126,550

		11,336,612

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp.	3,260	98,224
Cintas Corp. (a)	3,499	136,881
Iron Mountain, Inc. (a)	2,747	79,114
Pitney Bowes, Inc. (a)	6,349	111,615
R.R. Donnelley & Sons Co. (a)	5,601	69,396
Republic Services, Inc.	9,720	297,043
Waste Management, Inc. (a)	14,214	496,922

		1,289,195

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	165,922	3,509,250
Comverse Technology, Inc. (b)	203	1,395
Harris Corp. (a)	3,567	160,800
JDS Uniphase Corp. (b)	7,100	102,879
Juniper Networks, Inc. (b)	5,500	125,840
Motorola Mobility Holdings, Inc. (b)	4,742	186,076
Motorola Solutions, Inc.	8,877	451,218

		4,537,458

COMPUTERS & PERIPHERALS — 1.9%
Dell, Inc. (b)	47,029	780,681
EMC Corp. (b)	28,300	845,604
Hewlett-Packard Co.	61,197	1,458,325
Lexmark International, Inc. (Class A)	2,355	78,280
Western Digital Corp. (b)	7,200	298,008

		3,460,898

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	2,256	135,450
Jacobs Engineering Group, Inc. (b)	4,027	178,678
Quanta Services, Inc. (b)	6,375	133,238

		447,366

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	4,052	173,142

CONSUMER FINANCE — 1.4%
American Express Co.	12,468	721,398
Capital One Financial Corp.	17,059	950,869
Discover Financial Services	16,285	542,942
SLM Corp.	15,282	240,844

		2,456,053

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	2,200	94,336

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Bemis Co., Inc.	3,245	$104,781
Owens-Illinois, Inc. (b)	5,219	121,812
Sealed Air Corp.	6,123	118,235

		439,164

DISTRIBUTORS — 0.0% (d)
Genuine Parts Co. (a)	1,404	88,101

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc. (a)	9,271	152,693

DIVERSIFIED FINANCIAL SERVICES — 7.3%
Bank of America Corp.	330,620	3,164,033
Citigroup, Inc.	90,028	3,290,523
CME Group, Inc.	2,061	596,309
JPMorgan Chase & Co.	117,613	5,407,846
Leucadia National Corp. (a)	6,054	158,009
Moody’s Corp. (a)	2,746	115,607
NYSE Euronext	8,276	248,363
The NASDAQ OMX Group, Inc. (b)	4,114	106,553

		13,087,243

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.6%
AT&T, Inc.	182,769	5,707,876
CenturyLink, Inc.	19,031	735,548
Frontier Communications Corp. (a)	30,630	127,727
Verizon Communications, Inc.	40,065	1,531,685
Windstream Corp. (a)	17,953	210,230

		8,313,066

ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	14,876	573,916
Duke Energy Corp. (a)	41,061	862,692
Edison International	10,020	425,950
Entergy Corp.	5,482	368,390
Exelon Corp.	26,194	1,027,067
FirstEnergy Corp.	12,920	589,023
NextEra Energy, Inc.	5,445	332,581
Northeast Utilities	5,547	205,905
Pepco Holdings, Inc. (a)	7,003	132,287
Pinnacle West Capital Corp.	3,221	154,286
PPL Corp.	17,821	503,621
Progress Energy, Inc.	3,729	198,047
Southern Co.	10,837	486,906

		5,860,671

ELECTRICAL EQUIPMENT — 0.3%
Cooper Industries PLC	1,900	121,505
Emerson Electric Co.	6,604	344,597

		466,102

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Corning, Inc.	46,766	658,465
FLIR Systems, Inc. (a)	1,100	27,841
Jabil Circuit, Inc. (a)	5,787	145,369
Molex, Inc.	4,240	119,229
TE Connectivity, Ltd.	13,100	481,425

		1,432,329

ENERGY EQUIPMENT & SERVICES — 0.8%
Baker Hughes, Inc.	5,360	224,799
Halliburton Co.	11,848	393,235
Nabors Industries, Ltd. (b)	9,035	158,022
National Oilwell Varco, Inc.	3,900	309,933
Noble Corp. (b)	7,764	290,917
Rowan Cos., Inc. (b)	3,727	122,730

		1,499,636

FOOD & STAPLES RETAILING — 3.2%
Costco Wholesale Corp.	5,450	494,860
CVS Caremark Corp.	40,214	1,801,587
Safeway, Inc. (a)	8,207	165,864
SUPERVALU, Inc. (a)	6,868	39,216
Sysco Corp. (a)	18,135	541,511
The Kroger Co.	17,631	427,199
Wal-Mart Stores, Inc.	19,867	1,215,860
Walgreen Co.	26,865	899,709
Whole Foods Market, Inc.	1,200	99,840

		5,685,646

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	20,591	651,911
Campbell Soup Co. (a)	2,697	91,293
ConAgra Foods, Inc.	12,914	339,122
Dean Foods Co. (b)	5,395	65,333
General Mills, Inc.	6,523	257,332
H.J. Heinz Co. (a)	2,372	127,021
Hormel Foods Corp. (a)	2,362	69,726
Kraft Foods, Inc. (Class A)	25,028	951,314
McCormick & Co., Inc. (a)	1,183	64,391
Sara Lee Corp.	11,417	245,808
The J.M. Smucker Co.	1,468	119,437
Tyson Foods, Inc. (Class A)	8,740	167,371

		3,150,059

GAS UTILITIES — 0.1%
AGL Resources, Inc.	3,500	137,270
ONEOK, Inc.	1,238	101,095

		238,365

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Boston Scientific Corp. (b)	44,721	267,432
CareFusion Corp. (b)	7,071	183,351
Covidien PLC	4,200	229,656
DENTSPLY International, Inc. (a)	1,668	66,937
Medtronic, Inc.	11,175	437,948

		1,185,324

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	5,169	259,277
AmerisourceBergen Corp.	7,922	314,345
Cardinal Health, Inc.	10,659	459,509
CIGNA Corp.	8,800	433,400
Coventry Health Care, Inc.	4,414	157,006
Humana, Inc.	2,102	194,393
McKesson Corp.	7,654	671,792
Patterson Cos., Inc. (a)	1,400	46,760
Tenet Healthcare Corp. (b)	13,400	71,154
WellPoint, Inc.	4,972	366,934

		2,974,570

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp.	13,880	445,270
Darden Restaurants, Inc. (a)	1,200	61,392
International Game Technology	9,202	154,502
Marriott International, Inc. (Class A) (a)	5,000	189,250

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Starwood Hotels & Resorts Worldwide, Inc.	2,500	$141,025
Wyndham Worldwide Corp.	4,700	218,597

		1,210,036

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (a)	8,598	130,432
Harman International Industries, Inc.	2,183	102,186
Leggett & Platt, Inc. (a)	3,996	91,948
Lennar Corp. (Class A) (a)	4,934	134,106
Newell Rubbermaid, Inc.	9,111	162,267
Pulte Group, Inc. (a)(b)	6,298	55,737
Whirlpool Corp. (a)	2,274	174,780

		851,456

HOUSEHOLD PRODUCTS — 0.8%
The Clorox Co.	1,244	85,525
The Procter & Gamble Co.	21,137	1,420,618

		1,506,143

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc. (a)(b)	7,257	113,717
The AES Corp. (b)	19,517	255,087

		368,804

INDUSTRIAL CONGLOMERATES — 4.4%
3M Co.	4,934	440,162
Danaher Corp.	4,079	228,424
General Electric Co.	325,647	6,535,735
Tyco International, Ltd.	14,195	797,475

		8,001,796

INSURANCE — 6.8%
ACE, Ltd.	10,391	760,621
American International Group, Inc. (b)	16,526	509,497
AON Corp.	3,333	163,517
Assurant, Inc. (a)	2,770	112,185
Berkshire Hathaway, Inc. (Class B) (b)	54,099	4,390,134
Cincinnati Financial Corp. (a)	4,815	166,166
Genworth Financial, Inc. (Class A) (b)	14,438	120,124
Hartford Financial Services Group, Inc. (a)	13,919	293,412
Lincoln National Corp. (a)	9,334	246,044
Loews Corp.	9,331	372,027
Marsh & McLennan Cos., Inc.	16,596	544,183
MetLife, Inc.	32,583	1,216,975
Principal Financial Group, Inc.	9,403	277,483
Prudential Financial, Inc.	14,583	924,416
The Allstate Corp.	15,305	503,841
The Chubb Corp.	3,631	250,938
The Progressive Corp.	19,028	441,069
The Travelers Cos., Inc.	5,731	339,275
Torchmark Corp.	3,036	151,345
Unum Group	9,309	227,884
XL Group PLC	9,724	210,914

		12,222,050

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc. (a)	1,100	36,784
TripAdvisor, Inc. (a)(b)	1,100	39,237

		76,021

INTERNET SOFTWARE & SERVICES — 0.6%
eBay, Inc. (b)	12,400	457,436
VeriSign, Inc. (a)	2,655	101,793
Yahoo!, Inc. (b)	37,200	566,184

		1,125,413

IT SERVICES — 0.7%
Accenture PLC (Class A)	4,900	316,050
Computer Sciences Corp.	4,932	147,664
Fidelity National Information Services, Inc.	7,147	236,709
Paychex, Inc.	4,828	149,620
SAIC, Inc. (b)	8,508	112,305
The Western Union Co.	10,100	177,760
Total System Services, Inc.	4,941	113,989

		1,254,097

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	1,500	55,080
Mattel, Inc.	5,700	191,862

		246,942

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Agilent Technologies, Inc.	3,200	142,432
PerkinElmer, Inc.	3,469	95,953
Thermo Fisher Scientific, Inc.	4,508	254,161

		492,546

MACHINERY — 1.9%
Caterpillar, Inc.	6,931	738,290
Cummins, Inc.	1,500	180,060
Dover Corp.	1,750	110,145
Eaton Corp.	10,268	511,654
Flowserve Corp.	400	46,204
Illinois Tool Works, Inc.	5,765	329,297
Ingersoll-Rand PLC	9,100	376,285
PACCAR, Inc.	10,980	514,193
Parker Hannifin Corp.	1,676	141,706
Snap-On, Inc.	982	59,873
Stanley Black & Decker, Inc.	2,401	184,781
Xylem, Inc.	5,650	156,788

		3,349,276

MEDIA — 5.0%
Cablevision Systems Corp. (Class A) (a)	6,800	99,824
CBS Corp.	20,009	678,505
Comcast Corp. (Class A)	83,000	2,490,830
Gannett Co., Inc. (a)	6,984	107,065
News Corp. (Class A)	66,177	1,303,025
Omnicom Group, Inc.	3,542	179,402
The Interpublic Group of Cos., Inc.	14,200	162,022
The McGraw-Hill Cos., Inc.	3,549	172,020
The Walt Disney Co.	55,324	2,422,085
The Washington Post Co. (Class B) (a)	141	52,673
Time Warner Cable, Inc.	3,128	254,932
Time Warner, Inc.	29,850	1,126,838

		9,049,221

METALS & MINING — 1.2%
Alcoa, Inc. (a)	33,109	331,752
Allegheny Technologies, Inc.	3,266	134,461
Freeport-McMoRan Copper & Gold, Inc.	29,200	1,110,768

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Nucor Corp. (a)	9,717	$417,345
Titanium Metals Corp.	2,570	34,849
United States Steel Corp. (a)	4,437	130,315

		2,159,490

MULTI-UTILITIES — 2.3%
Ameren Corp.	7,491	244,057
CenterPoint Energy, Inc.	13,143	259,180
CMS Energy Corp.	7,753	170,566
Consolidated Edison, Inc.	4,238	247,584
Dominion Resources, Inc.	5,296	271,208
DTE Energy Co.	5,302	291,769
Integrys Energy Group, Inc. (a)	2,421	128,289
NiSource, Inc. (a)	8,683	211,431
PG&E Corp.	12,537	544,231
Public Service Enterprise Group, Inc.	15,613	477,914
SCANA Corp. (a)	3,614	164,834
Sempra Energy	7,420	444,903
TECO Energy, Inc.	6,353	111,495
Wisconsin Energy Corp. (a)	7,132	250,904
Xcel Energy, Inc.	14,991	396,812

		4,215,177

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (b)	681	29,297
J.C. Penney Co., Inc.	4,527	160,392
Kohl’s Corp.	2,777	138,933
Macy’s, Inc.	12,899	512,477
Nordstrom, Inc.	1,200	66,864
Sears Holdings Corp. (a)(b)	1,275	84,469
Target Corp.	8,024	467,558

		1,459,990

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	40,731	329,106

OIL, GAS & CONSUMABLE FUELS — 10.2%
Alpha Natural Resources, Inc. (a)(b)	6,800	103,428
Anadarko Petroleum Corp.	7,817	612,384
Apache Corp.	3,575	359,073
Chesapeake Energy Corp. (a)	20,266	469,563
Chevron Corp.	27,986	3,001,219
ConocoPhillips	39,433	2,997,302
CONSOL Energy, Inc.	2,000	68,200
Denbury Resources, Inc. (b)	12,200	222,406
Devon Energy Corp.	12,391	881,248
El Paso Corp.	12,359	365,208
EQT Corp.	1,853	89,333
Exxon Mobil Corp.	52,261	4,532,597
Hess Corp.	9,326	549,768
Marathon Oil Corp.	21,614	685,164
Marathon Petroleum Corp.	10,657	462,088
Murphy Oil Corp.	5,944	334,469
Newfield Exploration Co. (b)	1,300	45,084
Noble Energy, Inc.	2,044	199,862
Occidental Petroleum Corp.	6,965	663,277
QEP Resources, Inc.	5,598	170,739
Range Resources Corp.	1,353	78,663
Spectra Energy Corp.	11,036	348,186
Sunoco, Inc.	3,330	127,040
Tesoro Corp. (b)	4,217	113,184
The Williams Cos., Inc.	10,324	318,082
Valero Energy Corp.	17,350	447,109
WPX Energy, Inc. (b)	2,641	47,564

		18,292,240

PAPER & FOREST PRODUCTS — 0.6%
International Paper Co.	13,409	470,656
MeadWestvaco Corp.	5,199	164,236
Weyerhaeuser Co.	16,668	365,363

		1,000,255

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	13,300	257,488

PHARMACEUTICALS — 4.5%
Bristol-Myers Squibb Co.	20,314	685,597
Eli Lilly & Co.	9,400	378,538
Forest Laboratories, Inc. (b)	8,204	284,597
Hospira, Inc. (a)(b)	5,100	190,689
Merck & Co., Inc.	32,853	1,261,555
Pfizer, Inc.	232,298	5,263,873

		8,064,849

PROFESSIONAL SERVICES — 0.1%
Equifax, Inc.	1,871	82,811
Robert Half International, Inc. (a)	2,951	89,415

		172,226

REAL ESTATE INVESTMENT TRUSTS — 1.6%
Apartment Investment & Management Co. (Class A)	2,169	57,283
AvalonBay Communities, Inc. (a)	900	127,215
Boston Properties, Inc. (a)	2,057	215,964
Equity Residential (a)	2,600	162,812
HCP, Inc.	7,008	276,536
Health Care REIT, Inc.	2,723	149,656
Host Hotels & Resorts, Inc. (a)	21,754	357,201
Kimco Realty Corp. (a)	12,555	241,809
Plum Creek Timber Co., Inc. (a)	2,614	108,638
ProLogis	9,099	327,746
Public Storage	1,268	175,200
Simon Property Group, Inc.	3,200	466,176
Vornado Realty Trust	2,696	227,003

		2,893,239

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (b)	10,000	199,600

ROAD & RAIL — 0.3%
CSX Corp.	17,139	368,831
Norfolk Southern Corp.	2,477	163,061
Ryder Systems, Inc.	1,622	85,642

		617,534

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.3%
Advanced Micro Devices, Inc. (b)	18,000	144,360
Analog Devices, Inc.	3,600	145,440
Applied Materials, Inc.	40,194	500,013
Intel Corp.	75,334	2,117,639
Linear Technology Corp.	2,500	84,250
LSI Corp. (b)	8,397	72,886
Micron Technology, Inc. (b)	30,400	246,240
Novellus Systems, Inc. (b)	873	43,571
NVIDIA Corp. (b)	12,756	196,315
Teradyne, Inc. (a)(b)	2,255	38,087

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Texas Instruments, Inc.	15,100	$507,511

		4,096,312

SOFTWARE — 2.4%
Adobe Systems, Inc. (b)	8,159	279,935
Autodesk, Inc. (b)	3,600	152,352
BMC Software, Inc. (b)	1,300	52,208
CA, Inc.	11,427	314,928
Electronic Arts, Inc. (b)	5,689	93,755
Microsoft Corp.	99,100	3,195,975
Symantec Corp. (b)	13,400	250,580

		4,339,733

SPECIALTY RETAIL — 2.2%
Abercrombie & Fitch Co. (Class A) (a)	2,644	131,169
AutoNation, Inc. (b)	1,480	50,779
Best Buy Co., Inc. (a)	9,018	213,546
CarMax, Inc. (a)(b)	7,000	242,550
GameStop Corp. (Class A) (a)	4,412	96,358
Limited Brands, Inc. (a)	2,300	110,400
Lowe’s Cos., Inc.	38,502	1,208,193
Staples, Inc. (a)	21,491	347,724
The Gap, Inc.	10,164	265,687
The Home Depot, Inc.	25,669	1,291,407
Urban Outfitters, Inc. (b)	800	23,288

		3,981,101

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc. (a)	16,263	118,883
People’s United Financial, Inc. (a)	10,900	144,316

		263,199

TOBACCO — 0.9%
Altria Group, Inc.	42,438	1,310,061
Lorillard, Inc.	1,359	175,963
Reynolds American, Inc.	4,858	201,316

		1,687,340

TRADING COMPANIES & DISTRIBUTORS — 0.1%
Fastenal Co.	2,600	140,660

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
MetroPCS Communications, Inc. (b)	9,000	81,180
Sprint Nextel Corp. (b)	94,186	268,430

		349,610

TOTAL COMMON STOCKS —
(Cost $168,182,623)		179,547,895

SHORT TERM INVESTMENTS — 3.5%
MONEY MARKET FUNDS — 3.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,018,986	6,018,986
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	205,575	205,575

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,224,561)		6,224,561

TOTAL INVESTMENTS — 103.2% (h)
(Cost $174,407,184)		185,772,456
OTHER ASSETS & LIABILITIES — (3.2)%		(5,768,673)

NET ASSETS — 100.0%		$180,003,783

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.0%
Alliant Techsystems, Inc.	1,448	$72,574
BE Aerospace, Inc. (a)	4,312	200,379
Spirit Aerosystems Holdings, Inc. (Class A) (a)	5,171	126,483
TransDigm Group, Inc. (a)	2,037	235,803
Triumph Group, Inc. (b)	1,710	107,148

		742,387

AIRLINES — 0.4%
United Continental Holdings, Inc. (a)	14,364	308,826

AUTO COMPONENTS — 1.1%
Gentex Corp. (b)	6,296	154,252
Lear Corp.	4,562	212,088
The Goodyear Tire & Rubber Co. (a)	10,979	123,184
TRW Automotive Holdings Corp. (a)	4,582	212,834
Visteon Corp. (a)	2,277	120,681

		823,039

AUTOMOBILES — 0.1%
Tesla Motors, Inc. (a)(b)	2,300	85,652

BEVERAGES — 0.2%
Constellation Brands, Inc. (Class A) (a)	7,740	182,587

BIOTECHNOLOGY — 0.8%
Amylin Pharmaceuticals, Inc. (a)(b)	5,797	144,693
BioMarin Pharmaceutical, Inc. (a)	5,079	173,956
Dendreon Corp. (a)(b)	6,622	70,557
Onyx Pharmaceuticals, Inc. (a)	2,789	105,089
United Therapeutics Corp. (a)	2,251	106,090

		600,385

BUILDING PRODUCTS — 0.9%
Armstrong World Industries, Inc. (b)	980	47,795
Fortune Brands Home & Security, Inc. (a)	6,600	145,662
Lennox International, Inc. (b)	2,230	89,869
Masco Corp.	15,868	212,155
Owens Corning, Inc. (a)(b)	5,100	183,753

		679,234

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	2,226	248,889
E*TRADE Financial Corp. (a)	11,387	124,688
Eaton Vance Corp.	4,932	140,957
Federated Investors, Inc. (Class B) (b)	4,555	102,078
Jefferies Group, Inc. (b)	6,391	120,406
Legg Mason, Inc.	5,615	156,827
LPL Investment Holdings, Inc. (a)(b)	1,795	68,102
Raymond James Financial, Inc.	4,790	174,979
SEI Investments Co.	6,593	136,409
Waddell & Reed Financial, Inc. (Class A)	3,808	123,417

		1,396,752

CHEMICALS — 3.4%
Airgas, Inc.	2,914	259,259
Albemarle Corp.	3,915	250,247
Ashland, Inc.	3,124	190,751
Cabot Corp.	2,500	106,700
Cytec Industries, Inc.	2,198	133,616
Eastman Chemical Co.	5,728	296,080
Huntsman Corp.	8,574	120,122
International Flavors & Fragrances, Inc.	3,541	207,503
Intrepid Potash, Inc. (a)	2,292	55,764
Kronos Worldwide, Inc. (b)	862	21,498
Rockwood Holdings, Inc. (a)	2,923	152,435
RPM International, Inc.	5,897	154,442
Solutia, Inc.	5,200	145,288
The Scotts Miracle-Gro Co. (Class A)	1,722	93,264
Valspar Corp.	3,720	179,639
W.R. Grace & Co. (a)	2,703	156,233
Westlake Chemical Corp. (b)	877	56,821

		2,579,662

COMMERCIAL BANKS — 2.9%
Associated Banc-Corp.	7,663	106,975
Bank of Hawaii Corp. (b)	2,068	99,988
BOK Financial Corp. (b)	1,179	66,354
City National Corp. (b)	2,166	113,650
Commerce Bancshares, Inc.	3,365	136,350
Cullen/Frost Bankers, Inc. (b)	2,560	148,966
East West Bancorp, Inc.	6,653	153,618
First Citizens BancShares, Inc. (Class A)	252	46,038
First Horizon National Corp. (b)	11,430	118,643
First Niagara Financial Group, Inc.	12,926	127,192
First Republic Bank (a)	3,415	112,490
Fulton Financial Corp.	9,049	95,015
Hancock Holding Co. (b)	3,512	124,711
Huntington Bancshares, Inc.	38,471	248,138
Prosperity Bancshares, Inc. (b)	2,046	93,707
Signature Bank (a)	2,000	126,080
Valley National Bancorp (b)	8,237	106,669
Zions Bancorporation (b)	8,076	173,311

		2,197,895

COMMERCIAL SERVICES & SUPPLIES — 2.1%
Avery Dennison Corp.	4,722	142,274
Cintas Corp.	4,991	195,248
Clean Harbors, Inc. (a)	2,053	138,229
Copart, Inc. (a)	5,174	134,886
Corrections Corp. of America (a)	4,391	119,918
Covanta Holding Corp.	5,262	85,402
Iron Mountain, Inc.	7,569	217,987
KAR Auction Services, Inc. (a)	1,342	21,754
Pitney Bowes, Inc. (b)	8,259	145,193
R.R. Donnelley & Sons Co. (b)	8,219	101,834
Rollins, Inc.	3,330	70,862
Waste Connections, Inc. (b)	5,313	172,832

		1,546,419

COMMUNICATIONS EQUIPMENT — 1.2%
Acme Packet, Inc. (a)(b)	2,417	66,516
Brocade Communications Systems, Inc. (a)	18,355	105,541
EchoStar Corp. (Class A) (a)	1,811	50,962
Harris Corp. (b)	5,000	225,400
JDS Uniphase Corp. (a)	10,124	146,697
Polycom, Inc. (a)	7,797	148,689
Riverbed Technology, Inc. (a)(b)	6,856	192,516

		936,321

COMPUTERS & PERIPHERALS — 0.5%
Diebold, Inc.	2,809	108,203
Lexmark International, Inc. (Class A)	3,204	106,501

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

NCR Corp. (a)	6,992	$151,796

		366,500

CONSTRUCTION & ENGINEERING — 1.5%
Aecom Technology Corp. (a)	4,524	101,202
Foster Wheeler AG (a)	5,166	117,578
Jacobs Engineering Group, Inc. (a)	5,699	252,865
KBR, Inc.	6,605	234,808
Quanta Services, Inc. (a)	9,195	192,175
The Shaw Group, Inc. (a)	2,761	87,551
URS Corp.	3,581	152,264

		1,138,443

CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc. (b)	1,993	170,661
Vulcan Materials Co.	5,221	223,093

		393,754

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	2,724	149,193
Bemis Co., Inc.	4,651	150,181
Greif, Inc. (Class A)	1,780	99,538
Owens-Illinois, Inc. (a)	7,403	172,786
Packaging Corp. of America	4,280	126,645
Rock-Tenn Co. (Class A)	3,187	215,314
Sealed Air Corp.	8,610	166,259
Silgan Holdings, Inc.	2,044	90,345
Sonoco Products Co.	4,423	146,843

		1,317,104

DISTRIBUTORS — 0.3%
LKQ Corp. (a)	6,434	200,548

DIVERSIFIED CONSUMER SERVICES — 0.9%
DeVry, Inc.	2,621	88,773
Education Management Corp. (a)(b)	1,219	16,688
H&R Block, Inc. (b)	12,732	209,696
ITT Educational Services, Inc. (a)(b)	1,197	79,170
Service Corp. International	10,024	112,870
Sotheby’s	2,981	117,273
Weight Watchers International, Inc.	944	72,867

		697,337

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc. (b)	3,944	112,089
MSCI, Inc. (Class A) (a)	5,298	195,019
The NASDAQ OMX Group, Inc. (a)	6,146	159,181

		466,289

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Corp. (b)	43,100	179,727
Level 3 Communications, Inc. (a)	6,957	179,004
tw telecom, Inc. (a)(b)	6,722	148,959

		507,690

ELECTRIC UTILITIES — 1.8%
Cleco Corp. (b)	2,669	105,826
Great Plains Energy, Inc.	6,087	123,384
Hawaiian Electric Industries, Inc. (b)	4,329	109,740
IDACORP, Inc.	2,199	90,423
ITC Holdings Corp. (b)	2,302	177,116
NV Energy, Inc.	10,326	166,455
Pepco Holdings, Inc. (b)	9,979	188,503
Pinnacle West Capital Corp.	4,849	232,267
Westar Energy, Inc.	5,087	142,080

		1,335,794

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc. (b)	1,885	118,434
Hubbell, Inc. (Class B)	2,478	194,721
Polypore International, Inc. (a)(b)	1,766	62,093
Regal-Beloit Corp.	1,820	119,301
The Babcock & Wilcox Co. (a)	5,259	135,419
Thomas & Betts Corp. (a)	2,370	170,427

		800,395

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Anixter International, Inc. (a)(b)	1,230	89,212
Arrow Electronics, Inc. (a)	5,006	210,102
Avnet, Inc. (a)	6,337	230,604
AVX Corp.	2,304	30,551
Dolby Laboratories, Inc. (Class A) (a)	2,256	85,863
FLIR Systems, Inc.	6,689	169,299
Ingram Micro, Inc. (Class A) (a)	6,856	127,247
IPG Photonics Corp. (a)(b)	1,401	72,922
Jabil Circuit, Inc.	8,551	214,801
Mettler-Toledo International, Inc. (a)	1,424	263,084
Molex, Inc. (b)	6,545	184,045
National Instruments Corp.	4,073	116,162
Trimble Navigation, Ltd. (a)	5,374	292,453

		2,086,345

ENERGY EQUIPMENT & SERVICES — 2.8%
Atwood Oceanics, Inc. (a)(b)	2,547	114,335
CARBO Ceramics, Inc. (b)	878	92,585
Dresser-Rand Group, Inc. (a)	3,324	154,200
Dril-Quip, Inc. (a)(b)	1,602	104,162
Helmerich & Payne, Inc.	4,388	236,733
McDermott International, Inc. (a)	10,518	134,735
Oceaneering International, Inc.	4,838	260,720
Oil States International, Inc. (a)(b)	2,260	176,416
Patterson-UTI Energy, Inc.	6,769	117,036
Rowan Cos., Inc. (a)	5,568	183,354
RPC, Inc. (b)	3,280	34,801
SEACOR Holdings, Inc. (a)	944	90,416
Superior Energy Services, Inc. (a)	6,892	181,673
Tidewater, Inc.	2,255	121,815
Unit Corp. (a)	2,096	89,625

		2,092,606

FOOD PRODUCTS — 1.0%
Corn Products International, Inc.	3,386	195,203
Dean Foods Co. (a)	8,014	97,050
Flowers Foods, Inc. (b)	6,021	122,648
Ralcorp Holdings, Inc. (a)	2,450	181,520
Smithfield Foods, Inc. (a)	6,801	149,826

		746,247

GAS UTILITIES — 1.3%
AGL Resources, Inc.	5,199	203,905
Atmos Energy Corp.	4,059	127,696
National Fuel Gas Co.	3,493	168,083
Piedmont Natural Gas Co., Inc. (b)	3,139	97,529
Questar Corp.	7,959	153,290
UGI Corp.	5,028	137,013

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

WGL Holdings, Inc.	2,271	$92,430

		979,946

HEALTH CARE EQUIPMENT & SUPPLIES — 2.1%
Alere, Inc. (a)(b)	3,842	99,930
DENTSPLY International, Inc. (b)	6,314	253,381
Gen-Probe, Inc. (a)	2,110	140,125
Hill-Rom Holdings, Inc.	2,771	92,579
Hologic, Inc. (a)	11,712	252,394
IDEXX Laboratories, Inc. (a)(b)	2,488	217,576
ResMed, Inc. (a)(b)	6,491	200,637
STERIS Corp. (b)	2,395	75,730
Teleflex, Inc. (b)	1,799	110,009
The Cooper Cos., Inc.	2,074	169,466

		1,611,827

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Accretive Health, Inc. (a)(b)	2,037	40,679
AMERIGROUP Corp. (a)(b)	2,150	144,652
Brookdale Senior Living, Inc. (a)	4,429	82,911
Catalyst Health Solutions, Inc. (a)	1,902	121,214
Community Health Systems, Inc. (a)(b)	4,079	90,717
Coventry Health Care, Inc.	6,218	221,174
Health Net, Inc. (a)	3,521	139,854
HMS Holdings Corp. (a)	3,600	112,356
LifePoint Hospitals, Inc. (a)(b)	2,167	85,467
Lincare Holdings, Inc.	3,894	100,777
MEDNAX, Inc. (a)(b)	2,191	162,945
Omnicare, Inc. (b)	5,117	182,012
Owens & Minor, Inc. (b)	2,801	85,178
Patterson Cos., Inc.	3,948	131,863
Tenet Healthcare Corp. (a)	19,191	101,904
Universal Health Services, Inc. (Class B)	4,002	167,724
VCA Antech, Inc. (a)(b)	3,762	87,316
WellCare Health Plans, Inc. (a)	1,800	129,384

		2,188,127

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	8,229	136,601

HOTELS, RESTAURANTS & LEISURE — 1.9%
Bally Technologies, Inc. (a)	1,951	91,209
Brinker International, Inc.	3,510	96,701
Choice Hotels International, Inc. (b)	1,439	53,732
Dunkin’ Brands Group, Inc. (b)	2,254	67,868
International Game Technology	13,399	224,969
MGM Resorts International (a)	14,239	193,935
Panera Bread Co. (Class A) (a)	1,310	210,805
Penn National Gaming, Inc. (a)(b)	2,975	127,866
The Wendy’s Co.	13,629	68,281
Wyndham Worldwide Corp.	6,832	317,757

		1,453,123

HOUSEHOLD DURABLES — 3.1%
D.R. Horton, Inc. (b)	12,445	188,791
Harman International Industries, Inc.	3,133	146,656
Jarden Corp.	3,452	138,874
Leggett & Platt, Inc. (b)	5,924	136,311
Lennar Corp. (Class A) (b)	7,252	197,109
Mohawk Industries, Inc. (a)	2,480	164,945
Newell Rubbermaid, Inc.	13,104	233,382
NVR, Inc. (a)	220	159,793
Pulte Group, Inc. (a)(b)	15,063	133,307
Tempur-Pedic International, Inc. (a)	2,762	233,196
Toll Brothers, Inc. (a)(b)	6,616	158,718
Tupperware Brands Corp.	2,531	160,718
Whirlpool Corp.	3,408	261,939

		2,313,739

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	6,178	303,896
Energizer Holdings, Inc. (a)	2,801	207,778

		511,674

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
GenOn Energy, Inc. (a)	33,765	70,231
NRG Energy, Inc. (a)(b)	9,932	155,635

		225,866

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,748	137,180
Seaboard Corp. (a)	16	31,216

		168,396

INSURANCE — 5.8%
Alleghany Corp. (a)	715	235,307
Allied World Assurance Company Holdings, Ltd.	1,660	113,992
American Financial Group, Inc.	3,906	150,693
American National Insurance Co.	633	45,905
Arch Capital Group, Ltd. (a)	5,921	220,498
Arthur J. Gallagher & Co. (b)	5,033	179,879
Aspen Insurance Holdings, Ltd. (b)	3,097	86,530
Assurant, Inc.	3,969	160,745
Assured Guaranty, Ltd.	7,401	122,265
Axis Capital Holdings, Ltd.	5,760	191,059
Brown & Brown, Inc.	5,182	123,228
Cincinnati Financial Corp.	6,799	234,634
Erie Indemnity Co. (Class A)	1,204	93,840
Everest Re Group, Ltd.	1,974	182,634
Fidelity National Financial, Inc. (Class A)	9,684	174,603
Genworth Financial, Inc. (Class A) (a)	21,572	179,479
HCC Insurance Holdings, Inc.	4,560	142,135
Markel Corp. (a)(b)	435	195,289
Mercury General Corp.	1,176	51,438
Old Republic International Corp.	10,786	113,792
PartnerRe, Ltd.	3,024	205,299
ProAssurance Corp. (b)	1,283	113,045
Reinsurance Group of America, Inc.	3,309	196,786
RenaissanceRe Holdings, Ltd.	2,284	172,967
The Hanover Insurance Group, Inc.	1,988	81,747
Torchmark Corp.	4,435	221,085
Validus Holdings, Ltd.	3,096	95,821
W.R. Berkley Corp.	4,959	179,119
White Mountains Insurance Group, Ltd.	247	123,925

		4,387,739

INTERNET & CATALOG RETAIL — 0.4%
Expedia, Inc. (b)	4,200	140,448
HomeAway, Inc. (a)	1,392	35,315
TripAdvisor, Inc. (a)(b)	4,300	153,381

		329,144

INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc. (a)	7,833	287,471

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Equinix, Inc. (a)(b)	2,059	$324,190
IAC/InterActiveCorp.	3,065	150,461
Rackspace Hosting, Inc. (a)(b)	4,723	272,942

		1,035,064

IT SERVICES — 2.9%
Alliance Data Systems Corp. (a)(b)	2,175	273,963
Booz Allen Hamilton Holding Corp. (b)	688	11,717
Broadridge Financial Solutions, Inc.	5,411	129,377
Computer Sciences Corp.	6,779	202,963
DST Systems, Inc.	1,614	87,527
FleetCor Technologies, Inc. (a)	1,449	56,178
Gartner, Inc. (a)	4,007	170,859
Genpact, Ltd. (a)	4,617	75,257
Global Payments, Inc.	3,488	165,575
Jack Henry & Associates, Inc. (b)	3,880	132,386
Lender Processing Services, Inc.	3,744	97,344
NeuStar, Inc. (Class A) (a)	2,917	108,658
SAIC, Inc. (a)	14,700	194,040
Total System Services, Inc.	8,712	200,986
VeriFone Systems, Inc. (a)(b)	4,652	241,299

		2,148,129

LEISURE EQUIPMENT & PRODUCTS — 0.5%
Hasbro, Inc.	5,000	183,600
Polaris Industries, Inc.	2,888	208,369

		391,969

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (a)	872	90,418
Bruker Corp. (a)	4,063	62,205
Charles River Laboratories International, Inc. (a)	2,271	81,960
Covance, Inc. (a)(b)	2,643	125,886
PerkinElmer, Inc.	5,075	140,375
Techne Corp.	1,634	114,543

		615,387

MACHINERY — 5.2%
AGCO Corp. (a)	4,317	203,806
CLARCOR, Inc.	2,207	108,342
Crane Co.	2,220	107,670
Donaldson Co., Inc.	6,174	220,597
Gardner Denver, Inc.	2,235	140,850
Graco, Inc.	2,699	143,209
Harsco Corp.	3,561	83,541
IDEX Corp.	3,735	157,356
Kennametal, Inc.	3,511	156,345
Lincoln Electric Holdings, Inc.	3,722	168,681
Navistar International Corp. (a)	2,984	120,703
Nordson Corp.	2,536	138,237
Oshkosh Corp. (a)	3,982	92,263
Pall Corp.	5,156	307,452
Pentair, Inc. (b)	4,412	210,055
Sauer-Danfoss, Inc.	400	18,800
Snap-On, Inc.	2,569	156,632
SPX Corp.	2,250	174,442
Terex Corp. (a)(b)	4,875	109,687
Timken Co.	3,533	179,264
Trinity Industries, Inc.	3,400	112,030
Valmont Industries, Inc.	1,000	117,410
WABCO Holdings, Inc. (a)	2,860	172,973
Wabtec Corp.	2,155	162,422
Woodward, Inc. (b)	2,544	108,960
Xylem, Inc.	8,000	222,000

		3,893,727

MARINE — 0.2%
Kirby Corp. (a)(b)	2,456	161,580

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	2,663	118,850
Cablevision Systems Corp. (Class A)	10,100	148,268
Charter Communications, Inc. (Class A) (a)	1,697	107,674
Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,802	14,380
Gannett Co., Inc. (b)	10,787	165,365
John Wiley & Sons, Inc. (Class A)	2,277	108,362
Lamar Advertising Co. (Class A) (a)(b)	2,598	84,201
Morningstar, Inc.	1,138	71,751
Pandora Media, Inc. (a)	2,746	28,037
Regal Entertainment Group (b)	3,483	47,369
The Interpublic Group of Cos., Inc.	20,547	234,441
The Washington Post Co. (Class B) (b)	217	81,065

		1,209,763

METALS & MINING — 2.0%
Allegheny Technologies, Inc.	4,751	195,599
Allied Nevada Gold Corp. (a)(b)	3,615	117,596
Coeur d’Alene Mines Corp. (a)	3,923	93,132
Compass Minerals International, Inc. (b)	1,431	102,660
Molycorp, Inc. (a)(b)	2,708	91,612
Reliance Steel & Aluminum Co.	3,326	187,852
Royal Gold, Inc.	2,595	169,246
Steel Dynamics, Inc.	9,812	142,666
Titanium Metals Corp.	3,674	49,819
United States Steel Corp. (b)	6,307	185,237
Walter Energy, Inc.	2,753	163,005

		1,498,424

MULTI-UTILITIES — 2.8%
Alliant Energy Corp.	4,937	213,871
CMS Energy Corp.	11,274	248,028
Integrys Energy Group, Inc. (b)	3,445	182,550
MDU Resources Group, Inc.	7,724	172,940
NiSource, Inc. (b)	12,237	297,971
NSTAR	4,637	225,497
OGE Energy Corp.	4,342	232,297
SCANA Corp. (b)	5,170	235,804
TECO Energy, Inc.	8,918	156,511
Vectren Corp.	3,544	102,989

		2,068,458

MULTILINE RETAIL — 0.3%
Big Lots, Inc. (a)	2,939	126,436
Dillard’s, Inc. (Class A) (b)	1,463	92,198

		218,634

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,357	97,061

OIL, GAS & CONSUMABLE FUELS — 3.1%
Alpha Natural Resources, Inc. (a)	9,500	144,495
Arch Coal, Inc. (b)	9,357	100,213
Berry Petroleum Co. (Class A) (b)	2,342	110,378
Energen Corp.	3,247	159,590
Laredo Petroleum Holdings, Inc. (a)	800	18,752

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Newfield Exploration Co. (a)	5,800	$201,144
Oasis Petroleum, Inc. (a)(b)	3,081	94,987
Plains Exploration & Production Co. (a)	6,100	260,165
Rosetta Resources, Inc. (a)	2,300	112,148
SandRidge Energy, Inc. (a)(b)	16,962	132,812
SM Energy Co.	2,805	198,510
Sunoco, Inc.	4,770	181,976
Teekay Corp.	1,830	63,593
Tesoro Corp. (a)	6,034	161,953
Ultra Petroleum Corp. (a)(b)	6,500	147,095
World Fuel Services Corp. (b)	3,103	127,223
WPX Energy, Inc. (a)	8,400	151,284

		2,366,318

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	1,640	156,423
MeadWestvaco Corp.	7,632	241,095

		397,518

PERSONAL PRODUCTS — 0.2%
Nu Skin Enterprises, Inc. (Class A) (b)	2,592	150,103

PHARMACEUTICALS — 0.6%
Endo Pharmaceuticals Holdings, Inc. (a)	5,142	199,150
Salix Pharmaceuticals, Ltd. (a)(b)	2,352	123,480
Warner Chilcott PLC (Class A) (a)	7,731	129,958

		452,588

PROFESSIONAL SERVICES — 1.9%
Dun & Bradstreet Corp.	2,106	178,441
Equifax, Inc.	5,342	236,437
IHS, Inc. (Class A) (a)	2,108	197,414
Manpower, Inc.	3,601	170,579
Robert Half International, Inc. (b)	6,140	186,042
Towers Watson & Co. (Class A)	2,520	166,497
Verisk Analytics, Inc. (Class A) (a)	6,068	285,014

		1,420,424

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Alexandria Real Estate Equities, Inc.	2,732	199,791
American Campus Communities, Inc.	3,143	140,555
Apartment Investment & Management Co. (Class A)	5,341	141,056
BioMed Realty Trust, Inc.	6,600	125,268
BRE Properties, Inc.	3,299	166,764
Camden Property Trust	3,440	226,180
Chimera Investment Corp. (b)	45,398	128,476
DDR Corp.	10,176	148,570
Digital Realty Trust, Inc. (b)	4,589	339,448
Douglas Emmett, Inc. (b)	5,760	131,386
Duke Realty Corp.	11,336	162,558
Equity Lifestyle Properties, Inc.	1,822	127,066
Essex Property Trust, Inc. (b)	1,514	229,386
Federal Realty Investment Trust	2,779	268,979
Highwoods Properties, Inc. (b)	3,205	106,791
Home Properties, Inc.	2,177	132,819
Hospitality Properties Trust	5,553	146,988
Kilroy Realty Corp. (b)	2,900	135,169
Liberty Property Trust	5,140	183,601
Mack-Cali Realty Corp.	3,805	109,660
MFA Financial, Inc.	15,585	116,420
Mid-America Apartment Communities, Inc.	1,625	108,924
National Retail Properties, Inc.	4,247	115,476
OMEGA Healthcare Investors, Inc.	4,511	95,904
Piedmont Office Realty Trust, Inc. (Class A)	7,591	134,740
Rayonier, Inc.	5,434	239,585
Realty Income Corp.	5,951	230,482
Regency Centers Corp.	3,957	176,007
Senior Housing Properties Trust	7,231	159,444
SL Green Realty Corp. (b)	3,718	288,331
Taubman Centers, Inc.	2,598	189,524
The Macerich Co. (b)	5,786	334,141
UDR, Inc.	9,712	259,408
Washington Real Estate Investment Trust (b)	2,922	86,783
Weingarten Realty Investors (b)	5,383	142,273

		6,027,953

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
CBRE Group, Inc. (a)	13,137	262,215
Jones Lang LaSalle, Inc.	1,955	162,871

		425,086

ROAD & RAIL — 1.3%
Hertz Global Holdings, Inc. (a)	10,640	160,025
J.B. Hunt Transport Services, Inc.	4,337	235,803
Kansas City Southern (a)	4,792	343,538
Landstar System, Inc.	2,118	122,251
Ryder Systems, Inc.	2,266	119,645

		981,262

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
Advanced Micro Devices, Inc. (a)	25,317	203,042
Atmel Corp. (a)	19,144	188,760
Cree, Inc. (a)(b)	5,105	161,471
Cypress Semiconductor Corp. (a)(b)	6,812	106,472
First Solar, Inc. (a)(b)	2,300	57,615
Lam Research Corp. (a)	5,188	231,489
LSI Corp. (a)	24,389	211,697
Novellus Systems, Inc. (a)	2,891	144,290
ON Semiconductor Corp. (a)	19,934	179,605
Skyworks Solutions, Inc. (a)	8,193	226,536
Teradyne, Inc. (a)(b)	8,200	138,498

		1,849,475

SOFTWARE — 3.8%
Ansys, Inc. (a)	4,109	267,167
Ariba, Inc. (a)	4,200	137,382
Cadence Design Systems, Inc. (a)	11,882	140,683
Compuware Corp. (a)	9,545	87,719
Concur Technologies, Inc. (a)(b)	2,047	117,457
Factset Research Systems, Inc. (b)	1,835	181,738
Fortinet, Inc. (a)	5,267	145,633
Informatica Corp. (a)	4,665	246,778
MICROS Systems, Inc. (a)	3,555	196,556
NetSuite, Inc. (a)(b)	1,200	60,348
Nuance Communications, Inc. (a)(b)	10,278	262,911
Parametric Technology Corp. (a)	5,268	147,188
Quality Systems, Inc.	1,713	74,909
Rovi Corp. (a)	4,903	159,593
Solarwinds, Inc. (a)	2,400	92,760
Solera Holdings, Inc.	3,161	145,058
Synopsys, Inc. (a)	6,418	196,776

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

TIBCO Software, Inc. (a)	7,442	$226,981

		2,887,637

SPECIALTY RETAIL — 4.2%
Aaron’s, Inc.	3,126	80,963
Abercrombie & Fitch Co. (Class A)	3,691	183,111
Advance Auto Parts, Inc.	3,194	282,893
American Eagle Outfitters, Inc.	8,742	150,275
Ascena Retail Group, Inc. (a)	2,700	119,664
AutoNation, Inc. (a)(b)	1,505	51,637
Chico’s FAS, Inc.	7,104	107,270
Dick’s Sporting Goods, Inc.	4,072	195,782
Foot Locker, Inc.	6,879	213,593
GameStop Corp. (Class A) (b)	6,165	134,644
GNC Holdings, Inc. (Class A)	3,400	118,626
Guess?, Inc. (b)	2,819	88,094
PetSmart, Inc.	4,864	278,318
Sally Beauty Holdings, Inc. (a)	6,204	153,859
Signet Jewelers, Ltd.	3,832	181,177
Tractor Supply Co. (b)	3,190	288,886
Ulta Salon Cosmetics & Fragrance, Inc.	2,216	205,844
Urban Outfitters, Inc. (a)	4,849	141,154
Williams-Sonoma, Inc.	4,163	156,029

		3,131,819

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Deckers Outdoor Corp. (a)(b)	1,732	109,203
Fossil, Inc. (a)(b)	2,294	302,762
Hanesbrands, Inc. (a)(b)	4,252	125,604
PVH Corp.	2,720	242,977
Under Armour, Inc. (Class A) (a)(b)	1,688	158,672

		939,218

THRIFTS & MORTGAGE FINANCE — 0.7%
BankUnited, Inc. (b)	1,726	43,150
Capitol Federal Financial, Inc.	7,434	88,167
Hudson City Bancorp, Inc.	21,910	160,162
People’s United Financial, Inc. (b)	15,903	210,556
TFS Financial Corp. (a)	4,121	39,150

		541,185

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Air Lease Corp. (a)(b)	3,173	76,374
MSC Industrial Direct Co., Inc. (Class A)	1,943	161,813
WESCO International, Inc. (a)(b)	1,900	124,089

		362,276

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	7,801	265,468
Aqua America, Inc. (b)	6,115	136,303

		401,771

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
Clearwire Corp. (Class A) (a)	14,194	32,362
MetroPCS Communications, Inc. (a)	14,113	127,299
NII Holdings, Inc. (a)	7,300	133,663
SBA Communications Corp. (Class A) (a)(b)	4,717	239,671
Telephone & Data Systems, Inc. (b)	4,243	98,226
US Cellular Corp. (a)(b)	658	26,932

		658,153

TOTAL COMMON STOCKS —
(Cost $65,921,133)		74,865,375

SHORT TERM INVESTMENTS — 12.3%
MONEY MARKET FUNDS — 12.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,949,825	8,949,825
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	266,480	266,480

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,216,305)		9,216,305

TOTAL INVESTMENTS — 111.8% (f)
(Cost $75,137,438)		84,081,680
OTHER ASSETS & LIABILITIES — (11.8)%		(8,879,836)

NET ASSETS — 100.0%		$75,201,844

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
Alliant Techsystems, Inc.	1,800	$90,216
BE Aerospace, Inc. (a)	6,763	314,276
Esterline Technologies Corp. (a)	1,700	121,482
Triumph Group, Inc. (b)	4,607	288,675

		814,649

AIRLINES — 0.4%
Alaska Air Group, Inc. (a)(b)	7,630	273,307

AUTO COMPONENTS — 0.6%
Gentex Corp. (b)	15,350	376,075

BEVERAGES — 1.5%
Monster Beverage Corp. (a)	16,274	1,010,453

BIOTECHNOLOGY — 2.6%
Regeneron Pharmaceuticals, Inc. (a)(b)	8,200	956,284
United Therapeutics Corp. (a)	5,742	270,621
Vertex Pharmaceuticals, Inc. (a)	11,935	489,454

		1,716,359

BUILDING PRODUCTS — 0.2%
Fortune Brands Home & Security, Inc. (a)	5,800	128,006

CAPITAL MARKETS — 1.3%
Affiliated Managers Group, Inc. (a)	2,861	319,888
Eaton Vance Corp.	6,900	197,202
Greenhill & Co., Inc.	1,313	57,299
SEI Investments Co.	5,395	111,623
Waddell & Reed Financial, Inc. (Class A)	5,563	180,297

		866,309

CHEMICALS — 2.3%
Albemarle Corp.	9,575	612,034
Intrepid Potash, Inc. (a)	5,739	139,630
Minerals Technologies, Inc.	1,300	85,033
NewMarket Corp. (b)	1,148	215,135
Sensient Technologies Corp.	3,100	117,800
The Scotts Miracle-Gro Co. (Class A)	3,152	170,712
Valspar Corp.	4,200	202,818

		1,543,162

COMMERCIAL BANKS — 1.7%
Bank of Hawaii Corp. (b)	2,520	121,842
Commerce Bancshares, Inc.	3,600	145,872
Cullen/Frost Bankers, Inc.	3,700	215,303
Prosperity Bancshares, Inc.	2,900	132,820
Signature Bank (a)(b)	4,966	313,057
SVB Financial Group (a)	2,291	147,403
Westamerica Bancorporation (b)	1,943	93,264

		1,169,561

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Clean Harbors, Inc. (a)	5,048	339,882
Copart, Inc. (a)	11,384	296,781
Mine Safety Appliances Co.	1,600	65,728
Rollins, Inc. (b)	4,584	97,547
Waste Connections, Inc. (b)	9,166	298,170

		1,098,108

COMMUNICATIONS EQUIPMENT — 1.6%
ADTRAN, Inc. (b)	6,902	215,273
Ciena Corp. (a)(b)	5,538	89,660
Plantronics, Inc. (b)	2,111	84,989
Polycom, Inc. (a)	11,468	218,695
Riverbed Technology, Inc. (a)(b)	16,859	473,401

		1,082,018

COMPUTERS & PERIPHERALS — 0.2%
QLogic Corp. (a)	5,934	105,388

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc. (b)	2,561	219,298

CONTAINERS & PACKAGING — 1.8%
AptarGroup, Inc.	7,089	388,264
Packaging Corp. of America	4,564	135,049
Rock-Tenn Co. (Class A)	7,610	514,132
Silgan Holdings, Inc.	3,309	146,258

		1,183,703

DISTRIBUTORS — 0.7%
LKQ Corp. (a)	15,776	491,738

DIVERSIFIED CONSUMER SERVICES — 0.6%
ITT Educational Services, Inc. (a)(b)	2,123	140,415
Matthews International Corp. (Class A) (b)	1,600	50,624
Sotheby’s	2,804	110,310
Strayer Education, Inc. (b)	1,225	115,493

		416,842

DIVERSIFIED FINANCIAL SERVICES — 1.0%
CBOE Holdings, Inc. (b)	6,600	187,572
MSCI, Inc. (Class A) (a)	12,986	478,015

		665,587

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
tw telecom, Inc. (a)(b)	10,192	225,855

ELECTRIC UTILITIES — 0.4%
Cleco Corp.	3,600	142,740
IDACORP, Inc.	3,100	127,472

		270,212

ELECTRICAL EQUIPMENT — 2.7%
Acuity Brands, Inc.	2,539	159,525
AMETEK, Inc.	17,260	837,283
Hubbell, Inc. (Class B)	4,710	370,112
Regal-Beloit Corp.	2,495	163,547
Thomas & Betts Corp. (a)	3,916	281,600

		1,812,067

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Mettler-Toledo International, Inc. (a)	3,392	626,672
National Instruments Corp.	5,969	170,236
Trimble Navigation, Ltd. (a)	13,313	724,493

		1,521,401

ENERGY EQUIPMENT & SERVICES — 3.4%
Atwood Oceanics, Inc. (a)(b)	4,185	187,865
CARBO Ceramics, Inc. (b)	2,163	228,088
Dresser-Rand Group, Inc. (a)	8,114	376,409
Dril-Quip, Inc. (a)(b)	3,686	239,664
Helix Energy Solutions Group, Inc. (a)	3,000	53,400
Oceaneering International, Inc.	11,637	627,118
Oil States International, Inc. (a)(b)	5,503	429,564

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Superior Energy Services, Inc. (a)	6,190	$163,168

		2,305,276

FOOD PRODUCTS — 2.5%
Corn Products International, Inc.	8,107	467,369
Flowers Foods, Inc. (b)	6,244	127,190
Green Mountain Coffee Roasters, Inc. (a)	13,984	655,011
Lancaster Colony Corp.	2,148	142,756
Post Holdings, Inc. (a)	1,350	44,455
Ralcorp Holdings, Inc. (a)	2,600	192,634
Tootsie Roll Industries, Inc. (b)	1,157	26,500

		1,655,915

GAS UTILITIES — 0.7%
National Fuel Gas Co.	5,212	250,801
Questar Corp.	5,800	111,708
WGL Holdings, Inc.	2,800	113,960

		476,469

HEALTH CARE EQUIPMENT & SUPPLIES — 4.2%
Gen-Probe, Inc. (a)	4,812	319,565
Hill-Rom Holdings, Inc.	3,583	119,708
Hologic, Inc. (a)	16,136	347,731
IDEXX Laboratories, Inc. (a)(b)	5,911	516,917
Masimo Corp. (a)	4,625	108,132
ResMed, Inc. (a)(b)	15,492	478,858
STERIS Corp. (b)	3,235	102,290
Teleflex, Inc. (b)	3,000	183,450
The Cooper Cos., Inc.	5,159	421,542
Thoratec Corp. (a)	6,245	210,519

		2,808,712

HEALTH CARE PROVIDERS & SERVICES — 3.8%
AMERIGROUP Corp. (a)(b)	5,081	341,850
Catalyst Health Solutions, Inc. (a)	5,346	340,700
Henry Schein, Inc. (a)	9,680	732,582
HMS Holdings Corp. (a)	9,200	287,132
Lincare Holdings, Inc.	5,608	145,135
MEDNAX, Inc. (a)(b)	5,278	392,525
Universal Health Services, Inc. (Class B)	6,648	278,618

		2,518,542

HEALTH CARE TECHNOLOGY — 0.5%
Allscripts Healthcare Solutions, Inc. (a)	20,429	339,121

HOTELS, RESTAURANTS & LEISURE — 1.5%
Bally Technologies, Inc. (a)	2,607	121,877
Life Time Fitness, Inc. (a)(b)	4,543	229,740
Panera Bread Co. (Class A) (a)	3,201	515,105
Scientific Games Corp. (Class A) (a)	2,100	24,486
The Cheesecake Factory, Inc. (a)(b)	4,065	119,470

		1,010,678

HOUSEHOLD DURABLES — 0.6%
Tupperware Brands Corp.	5,984	379,984

HOUSEHOLD PRODUCTS — 1.6%
Church & Dwight Co., Inc.	15,351	755,116
Energizer Holdings, Inc. (a)	3,992	296,126

		1,051,242

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,900	144,768

INSURANCE — 0.8%
Alleghany Corp. (a)	650	213,915
Arthur J. Gallagher & Co. (b)	6,520	233,025
Brown & Brown, Inc.	5,072	120,612

		567,552

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc. (b)	2,200	83,666

INTERNET SOFTWARE & SERVICES — 2.2%
Equinix, Inc. (a)(b)	5,018	790,084
Rackspace Hosting, Inc. (a)(b)	11,138	643,665
ValueClick, Inc. (a)(b)	3,243	64,017

		1,497,766

IT SERVICES — 4.9%
Alliance Data Systems Corp. (a)(b)	5,405	680,814
Broadridge Financial Solutions, Inc.	5,899	141,045
Gartner, Inc. (a)	9,996	426,229
Global Payments, Inc.	8,452	401,216
Jack Henry & Associates, Inc. (b)	9,378	319,977
Lender Processing Services, Inc.	5,230	135,980
ManTech International Corp. (Class A) (b)	1,261	43,454
NeuStar, Inc. (Class A) (a)	7,202	268,275
VeriFone Systems, Inc. (a)(b)	11,296	585,924
Wright Express Corp. (a)	4,200	271,866

		3,274,780

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Polaris Industries, Inc.	7,352	530,447

LIFE SCIENCES TOOLS & SERVICES — 1.3%
Bio-Rad Laboratories, Inc. (Class A) (a)	2,138	221,689
Charles River Laboratories International, Inc. (a)	2,431	87,735
Covance, Inc. (a)(b)	6,313	300,688
Techne Corp.	3,997	280,190

		890,302

MACHINERY — 5.4%
CLARCOR, Inc.	3,900	191,451
Crane Co.	3,879	188,132
Donaldson Co., Inc.	16,082	574,610
Gardner Denver, Inc.	5,459	344,026
Graco, Inc.	4,150	220,199
IDEX Corp.	5,541	233,442
Lincoln Electric Holdings, Inc.	4,636	210,104
Nordson Corp.	4,410	240,389
Pentair, Inc.	4,400	209,484
SPX Corp.	2,948	228,558
Valmont Industries, Inc.	2,431	285,424
Wabtec Corp.	5,168	389,512
Woodward, Inc. (b)	6,498	278,309

		3,593,640

MARINE — 0.4%
Kirby Corp. (a)(b)	4,399	289,410

MEDIA — 0.6%
AMC Networks, Inc. (Class A) (a)	2,403	107,246
John Wiley & Sons, Inc. (Class A)	3,671	174,703
Lamar Advertising Co. (Class A) (a)(b)	2,883	93,438

		375,387

METALS & MINING — 0.6%
Carpenter Technology Corp.	3,063	159,981

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Compass Minerals International, Inc. (b)	3,519	$252,453

		412,434

MULTI-UTILITIES — 1.6%
Alliant Energy Corp.	5,600	242,592
Black Hills Corp.	2,891	96,935
NSTAR	6,700	325,821
OGE Energy Corp.	7,100	379,850

		1,045,198

OFFICE ELECTRONICS — 0.3%
Zebra Technologies Corp. (Class A) (a)	5,567	229,249

OIL, GAS & CONSUMABLE FUELS — 2.9%
Bill Barrett Corp. (a)(b)	5,085	132,261
Cimarex Energy Co.	9,177	692,588
Energen Corp.	5,400	265,410
Northern Oil and Gas, Inc. (a)(b)	6,777	140,555
Plains Exploration & Production Co. (a)	4,800	204,720
SM Energy Co.	6,909	488,950

		1,924,484

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	1,992	189,997

PHARMACEUTICALS — 1.1%
Endo Pharmaceuticals Holdings, Inc. (a)	12,562	486,526
Medicis Pharmaceutical Corp. (Class A) (b)	6,342	238,396

		724,922

PROFESSIONAL SERVICES — 0.8%
FTI Consulting, Inc. (a)(b)	4,397	164,975
The Corporate Executive Board Co.	1,987	85,461
Towers Watson & Co. (Class A)	4,067	268,707

		519,143

REAL ESTATE INVESTMENT TRUSTS — 8.9%
Alexandria Real Estate Equities, Inc.	3,682	269,265
American Campus Communities, Inc.	5,098	227,983
BRE Properties, Inc.	4,983	251,891
Camden Property Trust	5,753	378,260
Essex Property Trust, Inc. (b)	3,787	573,768
Federal Realty Investment Trust	6,824	660,495
Highwoods Properties, Inc. (b)	3,290	109,623
Home Properties, Inc.	5,198	317,130
Liberty Property Trust	5,045	180,207
National Retail Properties, Inc.	5,400	146,826
OMEGA Healthcare Investors, Inc.	4,973	105,726
Potlatch Corp. (b)	1,728	54,155
Rayonier, Inc.	8,943	394,297
Realty Income Corp.	8,724	337,880
Regency Centers Corp.	4,520	201,050
Senior Housing Properties Trust	7,927	174,790
SL Green Realty Corp. (b)	4,838	375,187
Taubman Centers, Inc.	6,196	451,998
The Macerich Co.	7,094	409,678
UDR, Inc.	12,466	332,967

		5,953,176

ROAD & RAIL — 1.9%
J.B. Hunt Transport Services, Inc.	9,672	525,867
Kansas City Southern (a)	7,628	546,851
Landstar System, Inc.	3,650	210,678

		1,283,396

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.9%
Atmel Corp. (a)	20,790	204,990
Cree, Inc. (a)(b)	9,043	286,030
Cypress Semiconductor Corp. (a)(b)	5,575	87,137
Lam Research Corp. (a)	12,823	572,162
Semtech Corp. (a)(b)	7,153	203,574
Silicon Laboratories, Inc. (a)	4,487	192,941
Skyworks Solutions, Inc. (a)	13,598	375,985

		1,922,819

SOFTWARE — 7.1%
ACI Worldwide, Inc. (a)	4,272	172,033
Advent Software, Inc. (a)(b)	3,464	88,678
Ansys, Inc. (a)	9,884	642,658
Cadence Design Systems, Inc. (a)	10,109	119,691
Concur Technologies, Inc. (a)(b)	5,031	288,679
Factset Research Systems, Inc. (b)	4,868	482,127
Fair Isaac Corp.	2,330	102,287
Informatica Corp. (a)	11,468	606,657
MICROS Systems, Inc. (a)	8,612	476,157
Parametric Technology Corp. (a)	5,918	165,349
Quest Software, Inc. (a)	3,399	79,095
Rovi Corp. (a)	11,511	374,683
Solera Holdings, Inc.	7,566	347,204
Synopsys, Inc. (a)	7,888	241,846
TIBCO Software, Inc. (a)	17,855	544,577

		4,731,721

SPECIALTY RETAIL — 5.2%
Aaron’s, Inc.	4,700	121,730
Advance Auto Parts, Inc.	7,768	688,012
Aeropostale, Inc. (a)	5,442	117,656
Ascena Retail Group, Inc. (a)(b)	4,629	205,157
Dick’s Sporting Goods, Inc. (b)	7,368	354,253
Guess?, Inc. (b)	4,780	149,375
PetSmart, Inc.	11,981	685,553
Signet Jewelers, Ltd.	4,914	232,334
Tractor Supply Co. (b)	7,649	692,694
Williams-Sonoma, Inc.	5,830	218,508

		3,465,272

TEXTILES, APPAREL & LUXURY GOODS — 3.8%
Carter’s, Inc. (a)(b)	5,500	273,735
Deckers Outdoor Corp. (a)(b)	4,150	261,657
Fossil, Inc. (a)(b)	5,573	735,525
PVH Corp.	7,210	644,069
The Warnaco Group, Inc. (a)(b)	4,370	255,208
Under Armour, Inc. (Class A) (a)(b)	3,909	367,446

		2,537,640

TRADING COMPANIES & DISTRIBUTORS — 1.3%
GATX Corp.	2,400	96,720
MSC Industrial Direct Co., Inc. (Class A)	4,951	412,319
United Rentals, Inc. (a)(b)	2,669	114,473
Watsco, Inc. (b)	2,990	221,380

		844,892

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	8,143	$181,508

TOTAL COMMON STOCKS —
(Cost $58,867,593)		66,749,606

SHORT TERM INVESTMENTS — 14.2%
MONEY MARKET FUNDS — 14.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,366,719	9,366,719
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	129,473	129,473

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,496,192)		9,496,192

TOTAL INVESTMENTS — 114.0% (f)
(Cost $68,363,785)		76,245,798
OTHER ASSETS & LIABILITIES — (14.0)%		(9,349,428)

NET ASSETS — 100.0%		$66,896,370

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AEROSPACE & DEFENSE — 1.4%
Alliant Techsystems, Inc. (a)	805	$40,347
BE Aerospace, Inc. (b)	2,058	95,635
Esterline Technologies Corp. (b)	734	52,452
Exelis, Inc.	9,400	117,688
Huntington Ingalls Industries, Inc. (b)	2,498	100,519

		406,641

AIR FREIGHT & LOGISTICS — 0.3%
UTI Worldwide, Inc. (a)	5,223	89,992

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	10,419	50,949

AUTOMOBILES — 0.2%
Thor Industries, Inc. (a)	2,269	71,610

BIOTECHNOLOGY — 0.7%
Vertex Pharmaceuticals, Inc. (b)	5,019	205,829

BUILDING PRODUCTS — 0.8%
Fortune Brands Home & Security, Inc. (a)(b)	5,286	116,662
Lennox International, Inc. (a)	2,642	106,473

		223,135

CAPITAL MARKETS — 3.2%
Affiliated Managers Group, Inc. (b)	1,359	151,950
Apollo Investment Corp. (a)	10,083	72,295
Eaton Vance Corp. (a)	2,582	73,794
Greenhill & Co., Inc. (a)	852	37,181
Janus Capital Group, Inc. (a)	9,600	85,536
Jefferies Group, Inc. (a)	7,687	144,823
Raymond James Financial, Inc.	5,664	206,906
SEI Investments Co.	4,936	102,126
Waddell & Reed Financial, Inc. (Class A)	1,740	56,393

		931,004

CHEMICALS — 3.5%
Ashland, Inc. (a)	3,983	243,202
Cabot Corp.	3,246	138,539
Cytec Industries, Inc.	2,312	140,547
Minerals Technologies, Inc. (a)	287	18,773
Olin Corp. (a)	4,152	90,306
RPM International, Inc. (a)	6,686	175,106
Sensient Technologies Corp.	1,102	41,876
The Scotts Miracle-Gro Co. (Class A)	723	39,158
Valspar Corp.	2,736	132,121

		1,019,628

COMMERCIAL BANKS — 6.8%
Associated Banc-Corp.	8,890	124,105
BancorpSouth, Inc.	4,190	56,439
Bank of Hawaii Corp. (a)	1,197	57,875
Cathay General Bancorp (a)	3,999	70,782
City National Corp. (a)	2,379	124,826
Commerce Bancshares, Inc. (a)	2,340	94,817
Cullen/Frost Bankers, Inc. (a)	1,359	79,080
East West Bancorp, Inc. (a)	7,604	175,576
First Niagara Financial Group, Inc.	17,924	176,372
FirstMerit Corp.	5,628	94,888
Fulton Financial Corp.	10,251	107,636
Hancock Holding Co. (a)	4,316	153,261
International Bancshares Corp. (a)	2,736	57,866
Prosperity Bancshares, Inc. (a)	1,032	47,266
SVB Financial Group (b)	1,123	72,254
Synovus Financial Corp. (a)	40,548	83,123
TCF Financial Corp. (a)	8,113	96,464
Trustmark Corp. (a)	3,264	81,535
Valley National Bancorp (a)	9,545	123,608
Webster Financial Corp. (a)	3,730	84,559
Westamerica Bancorporation (a)	539	25,872

		1,988,204

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Corrections Corp. of America (b)	5,086	138,899
Deluxe Corp. (a)	2,598	60,845
Herman Miller, Inc. (a)	2,966	68,099
HNI Corp. (a)	2,347	65,129
Mine Safety Appliances Co. (a)	809	33,234
Rollins, Inc. (a)	1,200	25,536
The Brink’s Co.	2,448	58,434
Waste Connections, Inc. (a)	1,943	63,206

		513,382

COMMUNICATIONS EQUIPMENT — 0.8%
Ciena Corp. (a)(b)	2,377	38,484
Plantronics, Inc. (a)	1,193	48,030
Polycom, Inc. (b)	3,600	68,652
Tellabs, Inc.	18,700	75,735

		230,901

COMPUTERS & PERIPHERALS — 1.2%
Diebold, Inc.	3,203	123,379
NCR Corp. (b)	8,049	174,744
QLogic Corp. (a)(b)	2,300	40,848

		338,971

CONSTRUCTION & ENGINEERING — 2.5%
Aecom Technology Corp. (a)(b)	5,955	133,213
Granite Construction, Inc. (a)	1,787	51,358
KBR, Inc.	7,538	267,976
The Shaw Group, Inc. (b)	3,311	104,992
URS Corp.	4,034	171,526

		729,065

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	1,117	95,649

CONTAINERS & PACKAGING — 1.3%
Greif, Inc. (Class A) (a)	1,592	89,025
Packaging Corp. of America (a)	2,808	83,089
Silgan Holdings, Inc.	957	42,299
Sonoco Products Co. (a)	5,188	172,241

		386,654

DIVERSIFIED CONSUMER SERVICES — 1.0%
Matthews International Corp. (Class A) (a)	736	23,287
Regis Corp. (a)	2,902	53,484
Service Corp. International	11,333	127,610
Sotheby’s (a)	2,100	82,614

		286,995

DIVERSIFIED FINANCIAL SERVICES — 0.1%
CBOE Holdings, Inc. (a)	1,500	42,630

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
tw telecom, Inc. (a)(b)	2,800	62,048

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

ELECTRIC UTILITIES — 2.8%
Cleco Corp. (a)	1,388	$55,034
Great Plains Energy, Inc. (a)	6,917	140,208
Hawaiian Electric Industries, Inc. (a)	4,961	125,761
IDACORP, Inc.	1,092	44,903
NV Energy, Inc.	12,067	194,520
PNM Resources, Inc. (a)	4,100	75,030
Westar Energy, Inc. (a)	6,455	180,288

		815,744

ELECTRICAL EQUIPMENT — 1.1%
Acuity Brands, Inc. (a)	934	58,683
General Cable Corp. (a)(b)	2,517	73,195
Hubbell, Inc. (Class B)	779	61,214
Regal-Beloit Corp. (a)	926	60,699
Thomas & Betts Corp. (b)	790	56,809

		310,600

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.5%
Arrow Electronics, Inc. (b)	5,773	242,293
Avnet, Inc. (b)	7,448	271,033
Ingram Micro, Inc. (Class A) (b)	7,692	142,763
Itron, Inc. (b)	2,024	91,910
National Instruments Corp. (a)	1,920	54,758
Tech Data Corp. (a)(b)	2,099	113,892
Vishay Intertechnology, Inc. (a)(b)	8,033	97,681

		1,014,330

ENERGY EQUIPMENT & SERVICES — 2.1%
Atwood Oceanics, Inc. (a)(b)	900	40,401
Helix Energy Solutions Group, Inc. (a)(b)	4,002	71,236
Patterson-UTI Energy, Inc. (a)	7,948	137,421
Superior Energy Services, Inc. (b)	5,040	132,854
Tidewater, Inc.	2,622	141,641
Unit Corp. (b)	2,107	90,095

		613,648

FOOD & STAPLES RETAILING — 0.3%
Harris Teeter Supermarkets, Inc.	2,505	100,451

FOOD PRODUCTS — 1.4%
Flowers Foods, Inc. (a)	2,848	58,014
Post Holdings, Inc. (b)	771	25,389
Ralcorp Holdings, Inc. (b)	1,543	114,321
Smithfield Foods, Inc. (a)(b)	8,245	181,637
Tootsie Roll Industries, Inc. (a)	688	15,763

		395,124

GAS UTILITIES — 1.9%
Atmos Energy Corp.	4,585	144,244
National Fuel Gas Co. (a)	1,768	85,076
Questar Corp. (a)	6,401	123,284
UGI Corp. (a)	5,769	157,205
WGL Holdings, Inc.	1,307	53,195

		563,004

HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Hill-Rom Holdings, Inc. (a)	1,463	48,879
Hologic, Inc. (a)(b)	5,762	124,171
Masimo Corp. (a)(b)	845	19,756
STERIS Corp. (a)	1,457	46,070
Teleflex, Inc. (a)	657	40,176

		279,052

HEALTH CARE PROVIDERS & SERVICES — 3.9%
Community Health Systems, Inc. (a)(b)	4,569	101,614
Health Management Associates, Inc. (Class A) (a)(b)	13,000	87,360
Health Net, Inc. (b)	4,201	166,864
LifePoint Hospitals, Inc. (a)(b)	2,448	96,549
Lincare Holdings, Inc. (a)	1,900	49,172
Omnicare, Inc. (a)	5,817	206,911
Owens & Minor, Inc. (a)	3,307	100,566
Universal Health Services, Inc. (Class B)	1,800	75,438
VCA Antech, Inc. (a)(b)	4,500	104,445
WellCare Health Plans, Inc. (a)(b)	2,175	156,339

		1,145,258

HOTELS, RESTAURANTS & LEISURE — 1.5%
Bally Technologies, Inc. (a)(b)	976	45,628
Bob Evans Farms, Inc. (a)	1,495	56,391
Brinker International, Inc. (a)	4,008	110,420
International Speedway Corp. (Class A)	1,408	39,072
Scientific Games Corp. (Class A) (a)(b)	1,948	22,714
The Cheesecake Factory, Inc. (a)(b)	900	26,451
The Wendy’s Co. (a)	15,093	75,616
WMS Industries, Inc. (a)(b)	2,800	66,444

		442,736

HOUSEHOLD DURABLES — 2.3%
American Greetings Corp. (Class A) (a)	1,972	30,251
KB HOME (a)	3,698	32,912
M.D.C. Holdings, Inc.	1,998	51,528
Mohawk Industries, Inc. (a)(b)	2,893	192,413
NVR, Inc. (a)(b)	257	186,667
Toll Brothers, Inc. (a)(b)	7,494	179,781

		673,552

HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc. (a)(b)	1,504	111,567

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	1,724	86,062

INSURANCE — 8.0%
Alleghany Corp. (b)	430	141,513
American Financial Group, Inc.	3,887	149,961
Arthur J. Gallagher & Co. (a)	2,822	100,858
Aspen Insurance Holdings, Ltd.	3,585	100,165
Brown & Brown, Inc.	3,588	85,323
Everest Re Group, Ltd.	2,735	253,042
Fidelity National Financial, Inc. (Class A) (a)	11,344	204,532
First American Financial Corp. (a)	5,396	89,736
HCC Insurance Holdings, Inc. (a)	5,377	167,601
Kemper Corp. (a)	2,551	77,244
Mercury General Corp.	1,845	80,700
Old Republic International Corp.	13,270	139,999
Protective Life Corp. (a)	4,155	123,071
Reinsurance Group of America, Inc. (a)	3,724	221,466
StanCorp Financial Group, Inc. (a)	2,247	91,992
The Hanover Insurance Group, Inc.	2,318	95,316
W.R. Berkley Corp. (a)	5,694	205,667

		2,328,186

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

INTERNET & CATALOG RETAIL — 0.1%
HSN, Inc.	1,000	$38,030

INTERNET SOFTWARE & SERVICES — 0.7%
AOL, Inc. (a)(b)	4,926	93,446
Monster Worldwide, Inc. (a)(b)	6,500	63,375
ValueClick, Inc. (a)(b)	2,705	53,397

		210,218

IT SERVICES — 1.6%
Acxiom Corp. (b)	4,007	58,823
Broadridge Financial Solutions, Inc.	3,529	84,378
Convergys Corp. (a)(b)	6,078	81,141
CoreLogic, Inc. (b)	5,489	89,580
DST Systems, Inc. (a)	1,698	92,083
Lender Processing Services, Inc.	1,850	48,100
ManTech International Corp. (Class A) (a)	550	18,953

		473,058

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Charles River Laboratories International, Inc. (b)	1,392	50,237

MACHINERY — 6.1%
AGCO Corp. (a)(b)	4,931	232,793
CLARCOR, Inc.	700	34,363
Crane Co.	672	32,592
Graco, Inc.	1,100	58,366
Harsco Corp.	4,176	97,969
IDEX Corp. (a)	1,612	67,914
ITT Corp. (a)	4,900	112,406
Kennametal, Inc.	4,053	180,480
Lincoln Electric Holdings, Inc.	2,064	93,540
Nordson Corp. (a)	849	46,279
Oshkosh Corp. (b)	4,650	107,740
Pentair, Inc. (a)	2,992	142,449
SPX Corp.	1,193	92,493
Terex Corp. (a)(b)	5,605	126,112
Timken Co.	4,298	218,081
Trinity Industries, Inc. (a)	4,064	133,909

		1,777,486

MARINE — 0.5%
Alexander & Baldwin, Inc. (a)	2,129	103,150
Kirby Corp. (b)	735	48,356

		151,506

MEDIA — 1.5%
AMC Networks, Inc. (Class A) (b)	1,800	80,334
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	3,700	68,265
John Wiley & Sons, Inc. (Class A)	681	32,409
Lamar Advertising Co. (Class A) (a)(b)	1,600	51,856
Meredith Corp. (a)	1,910	61,998
Scholastic Corp. (a)	1,328	46,852
The New York Times Co. (Class A) (a)(b)	6,172	41,908
Valassis Communications, Inc. (b)	2,200	50,600

		434,222

METALS & MINING — 1.9%
Carpenter Technology Corp.	809	42,254
Commercial Metals Co. (a)	5,936	87,972
Reliance Steel & Aluminum Co. (a)	3,833	216,488
Steel Dynamics, Inc. (a)	11,210	162,993
Worthington Industries, Inc.	2,725	52,265

		561,972

MULTI-UTILITIES — 2.4%
Alliant Energy Corp.	3,025	131,043
Black Hills Corp.	888	29,775
MDU Resources Group, Inc. (a)	9,686	216,869
NSTAR (a)	2,121	103,144
OGE Energy Corp.	1,648	88,168
Vectren Corp. (a)	4,178	121,413

		690,412

MULTILINE RETAIL — 0.3%
Saks, Inc. (a)(b)	8,068	93,670

OIL, GAS & CONSUMABLE FUELS — 3.3%
Arch Coal, Inc. (a)	10,916	116,910
Energen Corp.	1,097	53,918
Forest Oil Corp. (a)(b)	5,699	69,072
Hollyfrontier Corp.	10,600	340,790
Patriot Coal Corp. (a)(b)	4,727	29,496
Plains Exploration & Production Co. (a)(b)	4,267	181,988
Quicksilver Resources, Inc. (a)(b)	6,100	30,744
World Fuel Services Corp. (a)	3,600	147,600

		970,518

PAPER & FOREST PRODUCTS — 0.5%
Domtar Corp.	894	85,270
Louisiana-Pacific Corp. (a)(b)	7,001	65,459

		150,729

PROFESSIONAL SERVICES — 1.1%
Korn/Ferry International (a)(b)	2,477	41,490
Manpower, Inc.	4,078	193,175
The Corporate Executive Board Co.	752	32,343
Towers Watson & Co. (Class A) (a)	637	42,087

		309,095

REAL ESTATE INVESTMENT TRUSTS — 8.3%
Alexandria Real Estate Equities, Inc. (a)	1,418	103,698
American Campus Communities, Inc. (a)	1,362	60,909
BRE Properties, Inc.	1,509	76,280
Camden Property Trust (a)	1,278	84,029
Corporate Office Properties Trust (a)	3,700	85,877
Duke Realty Corp. (a)	13,262	190,177
Equity One, Inc. (a)	3,096	62,601
Highwoods Properties, Inc. (a)	2,109	70,272
Hospitality Properties Trust	6,345	167,952
Liberty Property Trust	3,550	126,806
Mack-Cali Realty Corp.	4,547	131,045
National Retail Properties, Inc.	2,800	76,132
OMEGA Healthcare Investors, Inc. (a)	2,968	63,100
Potlatch Corp. (a)	1,222	38,297
Rayonier, Inc. (a)	1,929	85,050
Realty Income Corp. (a)	2,647	102,518
Regency Centers Corp.	2,440	108,531
Senior Housing Properties Trust	4,567	100,702
SL Green Realty Corp. (a)	2,100	162,855
The Macerich Co. (a)	3,376	194,964
UDR, Inc.	5,542	148,027

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Weingarten Realty Investors (a)	6,142	$162,333

		2,402,155

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	2,220	184,948

ROAD & RAIL — 1.1%
Con-way, Inc. (a)	2,830	92,287
Kansas City Southern (b)	1,954	140,082
Landstar System, Inc. (a)	642	37,056
Werner Enterprises, Inc. (a)	2,277	56,606

		326,031

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.6%
Atmel Corp. (a)(b)	13,100	129,166
Cree, Inc. (a)(b)	1,600	50,608
Cypress Semiconductor Corp. (a)(b)	5,300	82,839
Fairchild Semiconductor International, Inc. (b)	6,415	94,301
Integrated Device Technology, Inc. (a)(b)	7,241	51,773
International Rectifier Corp. (a)(b)	3,502	80,791
Intersil Corp. (Class A)	6,512	72,934
MEMC Electronic Materials, Inc. (a)(b)	11,700	42,237
RF Micro Devices, Inc. (a)(b)	14,100	70,218
Skyworks Solutions, Inc. (a)(b)	3,200	88,480

		763,347

SOFTWARE — 1.9%
Cadence Design Systems, Inc. (a)(b)	9,205	108,987
Compuware Corp. (b)	11,200	102,928
Fair Isaac Corp. (a)	730	32,047
Mentor Graphics Corp. (a)(b)	4,798	71,299
Parametric Technology Corp. (b)	3,197	89,324
Quest Software, Inc. (a)(b)	1,300	30,251
Synopsys, Inc. (b)	3,632	111,357

		546,193

SPECIALTY RETAIL — 4.6%
Aaron’s, Inc.	1,658	42,942
Aeropostale, Inc. (a)(b)	1,600	34,592
American Eagle Outfitters, Inc. (a)	9,945	170,955
ANN, Inc. (b)	2,500	71,600
Ascena Retail Group, Inc. (a)(b)	1,230	54,514
Barnes & Noble, Inc. (a)(b)	2,097	27,785
Chico’s FAS, Inc.	8,600	129,860
Collective Brands, Inc. (a)(b)	3,081	60,572
Dick’s Sporting Goods, Inc. (a)	1,425	68,514
Foot Locker, Inc. (a)	7,737	240,234
Guess?, Inc. (a)	1,100	34,375
Office Depot, Inc. (a)(b)	14,426	49,770
RadioShack Corp. (a)	5,100	31,722
Rent-A-Center, Inc. (a)	3,019	113,967
Signet Jewelers, Ltd. (a)	2,100	99,288
Williams-Sonoma, Inc. (a)	2,500	93,700

		1,324,390

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. (a)(b)	4,972	146,873

THRIFTS & MORTGAGE FINANCE — 1.5%
Astoria Financial Corp. (a)	4,312	42,516
New York Community Bancorp, Inc. (a)	22,383	311,348
Washington Federal, Inc.	5,543	93,233

		447,097

TOBACCO — 0.2%
Universal Corp. (a)	1,189	55,407

TRADING COMPANIES & DISTRIBUTORS — 0.5%
GATX Corp. (a)	1,240	49,972
United Rentals, Inc. (a)(b)	1,972	84,579

		134,551

WATER UTILITIES — 0.3%
Aqua America, Inc. (a)	3,259	72,643

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Telephone & Data Systems, Inc.	4,915	113,782

TOTAL COMMON STOCKS —
(Cost $26,159,664)		28,981,171

SHORT TERM INVESTMENTS — 27.2%
MONEY MARKET FUNDS — 27.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,774,422	7,774,422
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	138,619	138,619

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,913,041)		7,913,041

TOTAL INVESTMENTS — 126.7% (f)
(Cost $34,072,705)		36,894,212
OTHER ASSETS & LIABILITIES — (26.7)%		(7,779,493)

NET ASSETS — 100.0%		$29,114,719

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.1%
AAR Corp. (a)	7,939	$144,887
Aerovironment, Inc. (a)(b)	3,627	97,240
American Science & Engineering, Inc.	1,821	122,098
Ceradyne, Inc. (a)	4,884	159,023
Cubic Corp.	3,209	151,722
Curtiss-Wright Corp. (a)	9,417	348,523
GenCorp, Inc. (a)(b)	11,994	85,157
Moog, Inc. (Class A) (b)	9,126	391,414
National Presto Industries, Inc. (a)	972	73,736
Orbital Sciences Corp. (b)	11,853	155,867
Teledyne Technologies, Inc. (b)	7,408	467,074

		2,196,741

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp. (a)	5,834	213,933
HUB Group, Inc. (Class A) (b)	7,614	274,332

		488,265

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	3,040	165,680
SkyWest, Inc.	10,297	113,782

		279,462

AUTO COMPONENTS — 0.3%
Drew Industries, Inc. (a)(b)	3,830	104,597
Spartan Motors, Inc. (a)	6,623	35,036
Standard Motor Products, Inc. (a)	3,943	69,949
Superior Industries International, Inc. (a)	4,728	92,385

		301,967

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	5,884	57,663

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (b)	1,703	181,863

BIOTECHNOLOGY — 0.8%
ArQule, Inc. (a)(b)	10,805	75,743
Cubist Pharmaceuticals, Inc. (a)(b)	12,648	547,026
Emergent Biosolutions, Inc. (b)	5,054	80,864
Momenta Pharmaceuticals, Inc. (a)(b)	8,913	136,547
Savient Pharmaceuticals, Inc. (a)(b)	13,964	30,442

		870,622

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	7,711	346,609
AAON, Inc. (a)	3,734	75,389
Apogee Enterprises, Inc. (a)	5,723	74,113
Gibraltar Industries, Inc. (b)	6,125	92,794
Griffon Corp. (a)	9,321	99,735
NCI Building Systems, Inc. (b)	4,035	46,443
Quanex Building Products Corp. (a)	7,514	132,472
Simpson Manufacturing Co., Inc. (a)	8,148	262,773
Universal Forest Products, Inc. (a)	3,973	136,989

		1,267,317

CAPITAL MARKETS — 1.2%
Calamos Asset Management, Inc. (Class A)	4,174	54,721
Financial Engines, Inc. (a)(b)	7,949	177,740
Investment Technology Group, Inc. (a)(b)	8,063	96,433
Piper Jaffray Co., Inc. (a)(b)	3,168	84,332
Prospect Capital Corp. (a)	24,807	272,381
Stifel Financial Corp. (a)(b)	10,925	413,402
SWS Group, Inc.	5,916	33,840
Virtus Investment Partners, Inc. (a)(b)	1,592	136,562

		1,269,411

CHEMICALS — 2.3%
A. Schulman, Inc.	5,922	160,012
American Vanguard Corp. (a)	4,635	100,533
Balchem Corp. (a)	5,851	176,993
Calgon Carbon Corp. (a)(b)	11,440	178,578
H.B. Fuller Co.	9,902	325,083
Hawkins, Inc. (a)	1,793	66,700
Koppers Holdings, Inc.	4,194	161,721
Kraton Performance Polymers, Inc. (a)(b)	6,493	172,519
LSB Industries, Inc. (a)(b)	3,736	145,405
OM Group, Inc. (a)(b)	6,538	179,860
PolyOne Corp. (a)	18,035	259,704
Quaker Chemical Corp. (a)	2,636	103,990
Stepan Co. (a)	1,672	146,802
Tredegar Corp. (a)	4,767	93,385
Zep, Inc.	4,470	64,368

		2,335,653

COMMERCIAL BANKS — 6.0%
Bank of the Ozarks, Inc. (a)	5,804	181,433
BBCN Bancorp, Inc. (b)	15,735	175,131
Boston Private Financial Holdings, Inc.	15,726	155,845
City Holding Co. (a)	2,953	102,528
Columbia Banking System, Inc. (a)	8,023	182,764
Community Bank System, Inc. (a)	7,882	226,844
CVB Financial Corp. (a)	17,800	208,972
F.N.B. Corp. (a)	28,245	341,200
First BanCorp- Puerto Rico (a)(b)	4,076	17,934
First Commonwealth Financial Corp.	21,210	129,805
First Financial Bancorp (a)	11,836	204,763
First Financial Bankshares, Inc. (a)	6,358	223,865
First Midwest Bancorp, Inc.	14,988	179,556
Glacier Bancorp, Inc. (a)	14,493	216,525
Hanmi Financial Corp. (b)	6,344	64,201
Home Bancshares, Inc.	4,570	121,608
Independent Bank Corp.-Massachusetts (a)	4,355	125,119
National Penn Bancshares, Inc. (a)	24,779	219,294
NBT Bancorp, Inc. (a)	6,734	148,687
Old National Bancorp (a)	19,144	251,552
PacWest Bancorp (a)	6,786	164,900
Pinnacle Financial Partners, Inc. (a)(b)	6,960	127,716
PrivateBancorp, Inc. (a)	12,029	182,480
S&T Bancorp, Inc. (a)	5,722	124,110
Simmons First National Corp. (a)	3,461	89,398
Sterling Bancorp (a)	6,130	58,787
Susquehanna Bancshares, Inc.	37,812	373,583
Texas Capital Bancshares, Inc. (a)(b)	7,636	264,358
Tompkins Financial Corp. (a)	1,635	65,498
UMB Financial Corp. (a)	6,539	292,522
Umpqua Holdings Corp. (a)	22,618	306,700
United Bankshares, Inc. (a)	9,130	263,492
United Community Banks, Inc. (a)(b)	3,958	38,590

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Wilshire Bancorp, Inc. (a)(b)	12,031	$58,110
Wintrust Financial Corp. (a)	7,277	260,444

		6,148,314

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc. (a)	9,684	235,321
Consolidated Graphics, Inc. (b)	1,802	81,541
Encore Capital Group, Inc. (b)	4,400	99,220
G & K Services, Inc. (Class A) (a)	3,799	129,926
Healthcare Services Group, Inc. (a)	13,523	287,634
Interface, Inc. (Class A) (a)	11,638	162,350
Mobile Mini, Inc. (a)(b)	7,418	156,668
Portfolio Recovery Associates, Inc. (a)(b)	3,481	249,657
Sykes Enterprises, Inc. (b)	8,035	126,953
Tetra Tech, Inc. (a)(b)	12,705	334,904
The Geo Group, Inc. (a)(b)	12,610	239,716
The Standard Register Co. (a)	2,386	2,983
UniFirst Corp.	3,087	190,005
United Stationers, Inc. (a)	8,624	267,603
Viad Corp. (a)	4,110	79,857

		2,644,338

COMMUNICATIONS EQUIPMENT — 1.5%
Arris Group, Inc. (b)	22,857	258,284
Bel Fuse, Inc. (Class B)	2,073	36,630
Black Box Corp.	3,597	91,759
Comtech Telecommunications Corp. (a)	4,117	134,132
Digi International, Inc. (a)(b)	5,144	56,533
Harmonic, Inc. (b)	23,400	127,998
Netgear, Inc. (a)(b)	7,652	292,306
Oplink Communications, Inc. (a)(b)	3,846	65,767
PC-Tel, Inc. (a)	3,568	23,727
Symmetricom, Inc. (a)(b)	8,635	49,824
ViaSat, Inc. (a)(b)	8,649	416,968

		1,553,928

COMPUTERS & PERIPHERALS — 0.7%
Avid Technology, Inc. (a)(b)	5,932	65,252
Intermec, Inc. (b)	10,527	81,374
Intevac, Inc. (a)(b)	4,793	40,740
Novatel Wireless, Inc. (b)	6,173	20,679
Stratasys, Inc. (a)(b)	4,282	156,379
Super Micro Computer, Inc. (a)(b)	5,563	97,130
Synaptics, Inc. (a)(b)	6,686	244,106

		705,660

CONSTRUCTION & ENGINEERING — 0.8%
Aegion Corp. (a)(b)	7,934	141,463
Comfort Systems USA, Inc. (a)	7,657	83,538
Dycom Industries, Inc. (b)	6,841	159,806
EMCOR Group, Inc.	13,542	375,384
Orion Marine Group, Inc. (a)(b)	5,461	39,483

		799,674

CONSTRUCTION MATERIALS — 0.6%
Eagle Materials, Inc.	9,132	317,337
Headwaters, Inc. (a)(b)	12,322	51,506
Texas Industries, Inc. (a)	5,694	199,347

		568,190

CONSUMER FINANCE — 1.0%
Cash America International, Inc. (a)	5,910	283,266
Ezcorp, Inc. (b)	8,921	289,531
First Cash Financial Services, Inc. (a)(b)	6,072	260,428
World Acceptance Corp. (a)(b)	2,967	181,729

		1,014,954

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc. (a)	6,759	99,695

DISTRIBUTORS — 0.4%
Pool Corp. (a)	9,608	359,531
VOXX International Corp. (b)	3,817	51,759

		411,290

DIVERSIFIED CONSUMER SERVICES — 1.1%
American Public Education, Inc. (a)(b)	3,634	138,092
Capella Education Co. (b)	2,907	104,507
Career Education Corp. (a)(b)	10,807	87,104
Coinstar, Inc. (a)(b)	6,188	393,247
Corinthian Colleges, Inc. (b)	16,910	70,007
Hillenbrand, Inc. (a)	12,690	291,236
Lincoln Educational Services Corp. (a)	4,482	35,453
Universal Technical Institute, Inc.	4,372	57,667

		1,177,313

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Interactive Brokers Group, Inc. (Class A)	7,860	133,620

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc. (a)	1,837	66,793
Cbeyond, Inc. (b)	6,065	48,520
Cincinnati Bell, Inc. (a)(b)	39,959	160,635
General Communication, Inc. (Class A) (a)(b)	7,151	62,357
Lumos Networks Corp.	2,961	31,860
Neutral Tandem, Inc. (b)	6,383	77,809

		447,974

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc. (a)	6,647	275,784
Central Vermont Public Service Corp.	2,709	95,357
El Paso Electric Co.	8,104	263,299
UIL Holdings Corp. (a)	10,238	355,873
Unisource Energy Corp. (a)	7,644	279,541

		1,269,854

ELECTRICAL EQUIPMENT — 1.8%
AZZ, Inc. (a)	2,567	132,560
Belden, Inc. (a)	9,380	355,596
Brady Corp. (Class A) (a)	10,575	342,101
Encore Wire Corp. (a)	3,917	116,452
EnerSys (a)(b)	9,625	333,506
Franklin Electric Co., Inc. (a)	3,795	186,221
II-VI, Inc. (a)(b)	11,054	261,427
Powell Industries, Inc. (a)(b)	1,850	63,363
Vicor Corp.	3,964	31,712

		1,822,938

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.6%
Agilysys, Inc. (b)	3,024	27,186
Anixter International, Inc. (a)(b)	5,626	408,054
Badger Meter, Inc. (a)	3,020	102,650

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Benchmark Electronics, Inc. (a)(b)	11,680	$192,603
Brightpoint, Inc. (a)(b)	13,802	111,106
Checkpoint Systems, Inc. (b)	8,093	91,289
Cognex Corp. (a)	8,566	362,856
CTS Corp. (a)	7,020	73,850
Daktronics, Inc. (a)	7,516	66,817
DTS Inc. (a)(b)	3,418	103,292
Electro Scientific Industries, Inc.	4,867	73,054
FARO Technologies, Inc. (b)	3,356	195,755
FEI Co. (a)(b)	7,616	374,022
Insight Enterprises, Inc. (a)(b)	8,865	194,409
Littelfuse, Inc. (a)	4,325	271,178
Measurement Specialties, Inc. (b)	3,060	103,122
Mercury Computer Systems, Inc. (a)(b)	6,180	81,885
Methode Electronics, Inc. (Class A) (a)	7,540	69,971
MTS Systems Corp. (a)	3,217	170,791
Newport Corp. (b)	7,617	134,973
OSI Systems, Inc. (b)	3,978	243,851
Park Electrochemical Corp.	4,208	127,208
Plexus Corp. (b)	6,969	243,845
Pulse Electronics Corp. (a)	7,984	20,040
RadiSys Corp. (a)(b)	4,564	33,774
Rofin-Sinar Technologies, Inc. (a)(b)	5,776	152,313
Rogers Corp. (b)	3,280	127,100
Scansource, Inc. (a)(b)	5,466	203,991
SYNNEX Corp. (a)(b)	5,198	198,252
TTM Technologies, Inc. (a)(b)	10,377	119,232

		4,678,469

ENERGY EQUIPMENT & SERVICES — 2.5%
Basic Energy Services, Inc. (b)	5,921	102,729
Bristow Group, Inc. (a)	7,319	349,336
Exterran Holdings, Inc. (a)(b)	12,610	166,326
Gulf Island Fabrication, Inc. (a)	2,868	83,946
Hornbeck Offshore Services, Inc. (b)	7,062	296,816
ION Geophysical Corp. (a)(b)	25,633	165,333
Lufkin Industries, Inc. (a)	6,680	538,742
Matrix Service Co. (b)	5,139	71,997
OYO Geospace Corp. (b)	1,290	135,876
Pioneer Drilling Co. (b)	12,451	109,569
SEACOR Holdings, Inc. (b)	4,281	410,034
Tetra Technologies, Inc. (a)(b)	15,540	146,387

		2,577,091

FOOD & STAPLES RETAILING — 1.2%
Casey’s General Stores, Inc. (a)	7,732	428,817
Nash Finch Co. (a)	2,445	69,487
Spartan Stores, Inc. (a)	4,637	84,022
The Andersons, Inc. (a)	3,699	180,104
United Natural Foods, Inc. (b)	9,833	458,808

		1,221,238

FOOD PRODUCTS — 2.3%
B&G Foods, Inc. (a)	9,679	217,874
Cal-Maine Foods, Inc. (a)	2,927	111,987
Calavo Growers, Inc. (a)	2,574	68,932
Darling International, Inc. (b)	23,659	412,140
Diamond Foods, Inc. (a)	4,464	101,868
Hain Celestial Group, Inc. (a)(b)	8,935	391,442
J&J Snack Foods Corp. (a)	2,910	152,659
Sanderson Farms, Inc.	3,798	201,408
Seneca Foods Corp. (a)(b)	1,839	48,439
Snyders-Lance, Inc. (a)	9,495	245,446
TreeHouse Foods, Inc. (a)(b)	7,296	434,112

		2,386,307

GAS UTILITIES — 1.9%
New Jersey Resources Corp. (a)	8,398	374,299
Northwest Natural Gas Co. (a)	5,432	246,613
Piedmont Natural Gas Co., Inc. (a)	14,602	453,684
South Jersey Industries, Inc. (a)	6,128	306,645
Southwest Gas Corp. (a)	9,268	396,114
The Laclede Group, Inc. (a)	4,532	176,839

		1,954,194

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (a)(b)	4,388	127,822
Align Technology, Inc. (a)(b)	13,853	381,650
Analogic Corp.	2,472	166,959
Cantel Medical Corp.	3,989	100,084
CONMED Corp. (a)	5,643	168,556
CryoLife, Inc. (a)(b)	5,475	28,853
Cyberonics, Inc. (a)(b)	5,047	192,442
Greatbatch, Inc. (a)(b)	4,737	116,151
Haemonetics Corp. (b)	5,080	353,974
ICU Medical, Inc. (a)(b)	2,423	119,115
Integra LifeSciences Holdings Corp. (a)(b)	4,006	138,968
Invacare Corp. (a)	6,412	106,247
Kensey Nash Corp. (a)	1,541	45,090
Meridian Bioscience, Inc. (a)	8,297	160,796
Merit Medical Systems, Inc. (a)(b)	8,422	104,601
Natus Medical, Inc. (a)(b)	5,933	70,781
Neogen Corp. (a)(b)	4,711	184,059
NuVasive, Inc. (b)	8,558	144,117
Palomar Medical Technologies, Inc. (a)(b)	3,906	36,482
SurModics, Inc. (a)(b)	2,950	45,342
Symmetry Medical, Inc. (b)	7,220	51,045
West Pharmaceutical Services, Inc. (a)	6,805	289,417
Zoll Medical Corp. (b)	4,475	414,519

		3,547,070

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Air Methods Corp. (a)(b)	2,281	199,017
Almost Family, Inc. (a)(b)	1,654	43,021
Amedisys, Inc. (a)(b)	6,036	87,281
AMN Healthcare Services, Inc. (a)(b)	8,152	49,401
AmSurg Corp. (a)(b)	6,335	177,253
Bio-Reference Laboratories, Inc. (a)(b)	5,018	117,973
Centene Corp. (b)	10,269	502,873
Chemed Corp. (a)	3,820	239,438
Corvel Corp. (a)(b)	1,292	51,538
Cross Country Healthcare, Inc. (a)(b)	6,334	31,733
Gentiva Health Services, Inc. (b)	6,092	53,244
Hanger Orthopedic Group, Inc. (a)(b)	6,691	146,265
Healthways, Inc. (a)(b)	6,686	49,209
IPC The Hospitalist Co. (a)(b)	3,350	123,649
Kindred Healthcare, Inc. (a)(b)	10,488	90,616
Landauer, Inc. (a)	1,924	102,010
LHC Group, Inc. (a)(b)	3,119	57,795

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Magellan Health Services, Inc. (b)	5,544	$270,603
Molina Healthcare, Inc. (b)	5,787	194,617
MWI Veterinary Supply, Inc. (a)(b)	2,566	225,808
PharMerica Corp. (b)	5,973	74,244
PSS World Medical, Inc. (a)(b)	10,196	258,367
The Ensign Group, Inc. (a)	3,342	90,769

		3,236,724

HEALTH CARE TECHNOLOGY — 0.3%
Computer Programs and Systems, Inc.	2,230	126,040
Medidata Solutions, Inc. (b)	4,458	118,761
Omnicell, Inc. (a)(b)	6,716	102,150

		346,951

HOTELS, RESTAURANTS & LEISURE — 3.3%
Biglari Holdings, Inc. (a)(b)	285	114,812
BJ’s Restaurants, Inc. (a)(b)	4,866	245,003
Boyd Gaming Corp. (a)(b)	10,953	85,872
Buffalo Wild Wings, Inc. (a)(b)	3,705	336,007
CEC Entertainment, Inc. (a)	3,637	137,879
Cracker Barrel Old Country Store, Inc. (a)	4,669	260,530
DineEquity, Inc. (a)(b)	3,132	155,347
Interval Leisure Group, Inc. (a)	7,991	139,043
Jack in the Box, Inc. (a)(b)	8,895	213,213
Marcus Corp.	4,078	51,179
Marriott Vacations Worldwide Corp. (b)	5,464	155,779
Monarch Casino & Resort, Inc. (a)(b)	2,230	22,969
Multimedia Games Holding Co., Inc. (a)(b)	5,330	58,417
O’Charleys, Inc. (a)(b)	3,695	36,359
P.F. Chang’s China Bistro, Inc. (a)	4,281	169,185
Papa John’s International, Inc. (a)(b)	3,768	141,903
Peet’s Coffee & Tea, Inc. (b)	2,614	192,652
Pinnacle Entertainment, Inc. (a)(b)	12,483	143,679
Red Robin Gourmet Burgers, Inc. (a)(b)	2,296	85,388
Ruby Tuesday, Inc. (a)(b)	12,571	114,773
Ruth’s Hospitality Group, Inc. (a)(b)	7,090	53,813
Shuffle Master, Inc. (b)	11,094	195,254
Sonic Corp. (a)(b)	12,361	94,933
Texas Roadhouse, Inc. (Class A) (a)	12,025	200,096

		3,404,085

HOUSEHOLD DURABLES — 1.2%
Blyth, Inc. (a)	1,067	79,844
Ethan Allen Interiors, Inc. (a)	5,272	133,487
Helen of Troy, Ltd. (b)	6,355	216,133
iRobot Corp. (b)	5,460	148,840
La-Z-Boy, Inc. (a)(b)	10,453	156,377
M/I Homes, Inc. (a)(b)	3,880	47,957
Meritage Homes Corp. (a)(b)	5,696	154,134
Standard Pacific Corp. (a)(b)	20,726	92,438
The Ryland Group, Inc. (a)	9,030	174,098
Universal Electronics, Inc. (a)(b)	2,930	58,541

		1,261,849

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	8,763	84,388
WD-40 Co.	3,250	147,387

		231,775

INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp. (a)	2,598	107,012

INSURANCE — 2.8%
AMERISAFE, Inc. (a)(b)	3,613	89,386
Delphi Financial Group, Inc.	11,125	498,066
eHealth, Inc. (a)(b)	4,006	65,338
Employers Holdings, Inc. (a)	6,606	116,992
Horace Mann Educators Corp.	8,078	142,334
Infinity Property & Casualty Corp.	2,394	125,278
Meadowbrook Insurance Group, Inc. (a)	10,312	96,211
National Financial Partners Corp. (a)(b)	8,347	126,374
Presidential Life Corp.	4,258	48,669
ProAssurance Corp. (a)	6,202	546,458
RLI Corp. (a)	3,364	240,997
Safety Insurance Group, Inc. (a)	3,088	128,584
Selective Insurance Group, Inc. (a)	11,016	193,992
Stewart Information Services Corp. (a)	3,833	54,467
The Navigators Group, Inc. (a)(b)	2,261	106,810
Tower Group, Inc. (a)	8,040	180,337
United Fire Group, Inc.	4,133	73,939

		2,834,232

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	2,792	92,080
NutriSystem, Inc.	5,629	63,214
PetMed Express, Inc. (a)	4,158	51,476

		206,770

INTERNET SOFTWARE & SERVICES — 1.7%
comScore, Inc. (a)(b)	6,716	143,655
DealerTrack Holdings, Inc. (a)(b)	8,447	255,606
Digital River, Inc. (b)	7,495	140,232
InfoSpace, Inc. (b)	7,948	101,814
j2 Global, Inc. (a)	9,624	276,016
Liquidity Services, Inc. (a)(b)	4,669	209,171
LivePerson, Inc. (a)(b)	9,562	160,355
LogMeIn, Inc. (a)(b)	4,296	151,348
Perficient, Inc. (a)(b)	6,181	74,234
Stamps.com, Inc. (b)	2,526	70,425
United Online, Inc. (a)	17,960	87,824
XO Group, Inc. (a)(b)	5,848	54,913

		1,725,593

IT SERVICES — 1.6%
CACI International, Inc. (Class A) (a)(b)	5,349	333,189
Cardtronics, Inc. (b)	8,879	233,074
CIBER, Inc. (b)	14,529	61,603
CSG Systems International, Inc. (a)(b)	6,877	104,118
Forrester Research, Inc. (a)	2,946	95,451
Heartland Payment Systems, Inc.	7,942	229,047
Higher One Holdings, Inc. (a)(b)	6,315	94,409
iGate Corp. (b)	6,086	102,001
MAXIMUS, Inc.	6,797	276,434
NCI, Inc. (Class A) (a)(b)	1,572	10,045
TeleTech Holdings, Inc. (a)(b)	5,092	81,981

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Virtusa Corp. (b)	3,739	$64,573

		1,685,925

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)(b)	2,482	106,304
Brunswick Corp. (a)	18,099	466,049
Callaway Golf Co. (a)	13,323	90,064
JAKKS Pacific, Inc. (a)	5,298	92,450
Sturm Ruger & Co, Inc. (a)	3,879	190,459

		945,326

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (b)	14,455	61,723
Cambrex Corp. (b)	5,939	41,513
Enzo Biochem, Inc. (a)(b)	6,571	17,676
eResearch Technology, Inc. (a)(b)	9,049	70,763
PAREXEL International Corp. (a)(b)	11,941	322,049

		513,724

MACHINERY — 3.8%
Actuant Corp. (Class A) (a)	13,939	404,092
Albany International Corp. (Class A)	5,703	130,884
Astec Industries, Inc. (a)(b)	4,053	147,853
Barnes Group, Inc. (a)	9,510	250,208
Briggs & Stratton Corp. (a)	10,148	181,954
Cascade Corp. (a)	1,745	87,459
CIRCOR International, Inc. (a)	3,512	116,844
EnPro Industries, Inc. (a)(b)	4,195	172,415
ESCO Technologies, Inc. (a)	5,412	198,999
Federal Signal Corp. (a)(b)	12,761	70,951
John Bean Technologies Corp. (a)	5,820	94,284
Kaydon Corp. (a)	6,477	165,228
Lindsay Corp. (a)	2,590	171,639
Lydall, Inc. (a)(b)	3,492	35,584
Mueller Industries, Inc. (a)	7,713	350,556
Robbins & Myers, Inc.	9,274	482,712
Tennant Co. (a)	3,765	165,660
The Toro Co.	6,021	428,153
Watts Water Technologies, Inc. (Class A) (a)	5,856	238,632

		3,894,107

MEDIA — 0.7%
Arbitron, Inc. (a)	5,518	204,056
Digital Generation, Inc. (a)(b)	5,633	57,513
Harte-Hanks, Inc. (a)	8,842	80,020
Live Nation Entertainment, Inc. (a)(b)	29,944	281,473
The E.W. Scripps Co. (Class A) (b)	6,294	62,122

		685,184

METALS & MINING — 1.2%
A.M. Castle & Co. (a)(b)	3,311	41,884
AK Steel Holding Corp. (a)	22,291	168,520
AMCOL International Corp. (a)	5,047	148,836
Century Aluminum Co. (a)(b)	11,071	98,311
Haynes International, Inc.	2,438	154,447
Kaiser Aluminum Corp. (a)	3,224	152,366
Materion Corp. (b)	4,138	118,885
Olympic Steel, Inc. (a)	1,829	43,896
RTI International Metals, Inc. (a)(b)	6,153	141,888
SunCoke Energy, Inc. (b)	14,141	200,944

		1,269,977

MULTI-UTILITIES — 0.7%
Avista Corp. (a)	11,807	302,023
CH Energy Group, Inc. (a)	3,041	202,926
NorthWestern Corp.	7,320	259,567

		764,516

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A) (a)	7,172	104,783
Tuesday Morning Corp. (a)(b)	8,630	33,139

		137,922

OIL, GAS & CONSUMABLE FUELS — 1.9%
Approach Resources, Inc. (a)(b)	5,397	199,419
Cloud Peak Energy, Inc. (a)(b)	12,343	196,624
Comstock Resources, Inc. (a)(b)	9,629	152,427
Contango Oil & Gas Co. (a)(b)	2,570	151,399
GeoResources, Inc. (a)(b)	4,026	131,811
Gulfport Energy Corp. (b)	9,003	262,167
Overseas Shipholding Group, Inc. (a)	5,322	67,217
Penn Virginia Corp. (a)	9,037	41,118
Petroleum Development Corp. (a)(b)	4,763	176,660
Petroquest Energy, Inc. (a)(b)	11,497	70,592
Stone Energy Corp. (b)	9,895	282,898
Swift Energy Co. (a)(b)	8,607	249,861

		1,982,193

PAPER & FOREST PRODUCTS — 1.1%
Buckeye Technologies, Inc.	7,955	270,231
Clearwater Paper Corp. (b)	4,593	152,533
Deltic Timber Corp. (a)	2,183	138,162
KapStone Paper and Packaging Corp. (b)	7,860	154,842
Neenah Paper, Inc. (a)	3,086	91,778
Schweitzer-Mauduit International, Inc.	3,282	226,655
Wausau Paper Corp.	9,931	93,153

		1,127,354

PERSONAL PRODUCTS — 0.3%
Inter Parfums, Inc. (a)	3,209	50,349
Medifast, Inc. (a)(b)	2,759	48,172
Prestige Brands Holdings, Inc. (a)(b)	10,189	178,104

		276,625

PHARMACEUTICALS — 2.2%
Akorn, Inc. (a)(b)	13,659	159,810
Hi-Tech Pharmacal Co., Inc. (a)(b)	2,063	74,124
Par Pharmaceutical Cos., Inc. (a)(b)	7,319	283,465
Questcor Pharmaceuticals, Inc. (a)(b)	12,901	485,336
Salix Pharmaceuticals, Ltd. (a)(b)	11,937	626,692
The Medicines Co. (b)	11,028	221,332
ViroPharma, Inc. (a)(b)	14,293	429,790

		2,280,549

PROFESSIONAL SERVICES — 1.1%
CDI Corp. (a)	2,519	45,166
Exponent, Inc. (a)(b)	2,679	129,985
Heidrick & Struggles International, Inc. (a)	3,652	80,454
Insperity, Inc.	4,572	140,086
Kelly Services, Inc. (Class A) (a)	5,722	91,495
Navigant Consulting, Inc. (a)(b)	10,570	147,029
On Assignment, Inc. (a)(b)	7,474	130,571
Resources Connection, Inc. (a)	8,922	125,354
The Dolan Co. (a)(b)	6,105	55,616

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

TrueBlue, Inc. (b)	8,090	$144,649

		1,090,405

REAL ESTATE INVESTMENT TRUSTS — 8.0%
Acadia Realty Trust (a)	8,592	193,664
BioMed Realty Trust, Inc. (a)	31,143	591,094
Cedar Shopping Centers, Inc. (a)	11,223	57,462
Colonial Properties Trust	17,722	385,099
Cousins Properties, Inc.	20,907	158,475
DiamondRock Hospitality Co.	34,037	350,241
EastGroup Properties, Inc. (a)	5,619	282,186
Entertainment Properties Trust (a)	9,468	439,126
Extra Space Storage, Inc. (a)	19,168	551,847
Franklin Street Properties Corp.	14,536	154,082
Getty Realty Corp. (a)	5,486	85,472
Healthcare Realty Trust, Inc.	15,794	347,468
Inland Real Estate Corp. (a)	15,616	138,514
Kilroy Realty Corp. (a)	13,732	640,048
Kite Realty Group Trust	13,092	68,995
LaSalle Hotel Properties	17,309	487,075
Lexington Realty Trust (a)	27,284	245,283
LTC Properties, Inc. (a)	6,138	196,416
Medical Properties Trust, Inc.	27,367	253,966
Mid-America Apartment Communities, Inc. (a)	8,227	551,456
Parkway Properties, Inc. (a)	4,388	45,986
Pennsylvania Real Estate Investment Trust	11,179	170,703
Post Properties, Inc.	10,762	504,307
PS Business Parks, Inc.	3,758	246,299
Saul Centers, Inc.	2,395	96,662
Sovran Self Storage, Inc.	5,838	290,908
Tanger Factory Outlet Centers, Inc.	18,353	545,635
Universal Health Realty Income Trust	2,556	101,294
Urstadt Biddle Properties, Inc. (Class A) (a)	4,679	92,363

		8,272,126

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)(b)	7,104	109,331

ROAD & RAIL — 0.9%
Arkansas Best Corp.	5,122	96,345
Heartland Express, Inc. (a)	11,599	167,722
Knight Transportation, Inc. (a)	11,928	210,648
Old Dominion Freight Line, Inc. (a)(b)	9,505	453,103

		927,818

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.9%
Advanced Energy Industries, Inc. (a)(b)	8,193	107,492
ATMI, Inc. (b)	6,368	148,374
Brooks Automation, Inc. (a)	13,059	161,018
Cabot Microelectronics Corp.	4,575	177,876
CEVA, Inc. (a)(b)	4,769	108,304
Cirrus Logic, Inc. (a)(b)	12,916	307,401
Cohu, Inc. (a)	4,827	54,883
Cymer, Inc. (b)	6,149	307,450
Diodes, Inc. (a)(b)	7,511	174,105
DSP Group, Inc. (b)	4,535	30,203
Entropic Communications, Inc. (b)	17,480	101,908
Exar Corp. (a)(b)	9,240	77,616
GT Advanced Technologies, Inc. (a)(b)	24,300	200,961
Hittite Microwave Corp. (a)(b)	5,432	295,012
Kopin Corp. (a)(b)	13,908	56,606
Kulicke & Soffa Industries, Inc. (a)(b)	14,698	182,696
Micrel, Inc. (a)	10,108	103,708
Microsemi Corp. (b)	17,651	378,437
MKS Instruments, Inc.	10,627	313,815
Monolithic Power Systems, Inc. (b)	6,004	118,099
Nanometrics, Inc. (a)(b)	3,438	63,637
Pericom Semiconductor Corp. (b)	4,819	38,986
Power Integrations, Inc. (a)	5,691	211,250
Rubicon Technology, Inc. (a)(b)	3,564	37,173
Rudolph Technologies, Inc. (a)(b)	6,517	72,404
Sigma Designs, Inc. (a)(b)	6,387	33,085
Standard Microsystems Corp. (a)(b)	4,645	120,166
STR Holdings, Inc. (a)(b)	8,335	40,341
Supertex, Inc. (a)(b)	2,435	44,000
Tessera Technologies, Inc. (b)	10,419	179,728
TriQuint Semiconductor, Inc. (a)(b)	33,568	231,451
Ultratech, Inc. (b)	5,253	152,232
Veeco Instruments, Inc. (a)(b)	7,800	223,080
Volterra Semiconductor Corp. (a)(b)	4,944	170,148

		5,023,645

SOFTWARE — 4.3%
Blackbaud, Inc.	9,118	302,991
Bottomline Technologies, Inc. (a)(b)	7,310	204,241
CommVault Systems, Inc. (b)	8,908	442,193
Ebix, Inc. (a)	6,326	146,510
EPIQ Systems, Inc. (a)	6,356	76,908
Interactive Intelligence Group (a)(b)	2,858	87,198
JDA Software Group, Inc. (a)(b)	8,646	237,592
Manhattan Associates, Inc. (a)(b)	4,158	197,630
MicroStrategy, Inc. (b)	1,627	227,780
Monotype Imaging Holdings, Inc. (a)(b)	7,317	109,023
Netscout Systems, Inc. (b)	6,937	141,099
OPNET Technologies, Inc. (a)	2,999	86,971
Progress Software Corp. (a)(b)	12,591	297,399
Quality Systems, Inc. (a)	7,957	347,960
Sourcefire, Inc. (a)(b)	5,799	279,106
Synchronoss Technologies, Inc. (a)(b)	5,415	172,847
Take-Two Interactive Software, Inc. (b)	18,086	278,253
Taleo Corp. (Class A) (a)(b)	8,422	386,822
Tyler Technologies, Inc. (a)(b)	4,912	188,670
Websense, Inc. (a)(b)	7,877	166,126

		4,377,319

SPECIALTY RETAIL — 5.0%
Big 5 Sporting Goods Corp. (a)	4,378	34,324
Brown Shoe Co., Inc. (a)	8,460	78,086
Cabela’s, Inc. (a)(b)	8,700	331,905
Christopher & Banks Corp.	6,977	12,977
Coldwater Creek, Inc. (a)(b)	17,223	19,979
Genesco, Inc. (a)(b)	4,901	351,157
Group 1 Automotive, Inc. (a)	4,589	257,764
Haverty Furniture Cos., Inc. (a)	3,834	42,557
Hibbett Sports, Inc. (a)(b)	5,341	291,352
Hot Topic, Inc. (a)	8,651	87,808

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Jos. A. Bank Clothiers, Inc. (a)(b)	5,599	$282,246
Kirkland’s, Inc. (a)(b)	3,219	52,083
Lithia Motors, Inc. (Class A) (a)	4,375	114,625
Lumber Liquidators Holdings, Inc. (a)(b)	5,648	141,821
MarineMax, Inc. (a)(b)	4,601	37,866
Midas, Inc. (a)(b)	2,941	33,763
Monro Muffler Brake, Inc. (a)	6,251	259,354
OfficeMax, Inc. (a)(b)	17,370	99,356
Pep Boys-Manny, Moe & Jack	10,695	159,569
Rue21, Inc. (a)(b)	3,183	93,389
Select Comfort Corp. (a)(b)	11,348	367,562
Sonic Automotive, Inc. (Class A) (a)	7,009	125,531
Stage Stores, Inc. (a)	6,193	100,574
Stein Mart, Inc. (b)	5,396	35,614
The Buckle, Inc. (a)	5,432	260,193
The Cato Corp. (Class A) (a)	5,959	164,707
The Children’s Place Retail Stores, Inc. (a)(b)	4,990	257,833
The Finish Line, Inc. (Class A) (a)	10,467	222,110
The Men’s Wearhouse, Inc. (a)	10,334	400,649
Vitamin Shoppe, Inc. (a)(b)	5,890	260,397
Zale Corp. (a)(b)	5,326	16,457
Zumiez, Inc. (b)	4,418	159,534

		5,153,142

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Crocs, Inc. (b)	18,311	383,066
Iconix Brand Group, Inc. (a)(b)	14,880	258,614
K-Swiss, Inc. (Class A) (a)(b)	5,297	21,718
Liz Claiborne, Inc. (a)(b)	20,400	272,544
Maidenform Brands, Inc. (a)(b)	4,797	107,980
Movado Group, Inc. (a)	3,463	85,017
Oxford Industries, Inc. (a)	2,836	144,126
Perry Ellis International, Inc. (a)(b)	2,500	46,675
Quiksilver, Inc. (a)(b)	24,658	99,618
Skechers U.S.A., Inc. (a)(b)	7,483	95,184
Steven Madden, Ltd. (a)(b)	7,887	337,169
True Religion Apparel, Inc. (b)	5,192	142,261
Wolverine World Wide, Inc.	9,753	362,617

		2,356,589

THRIFTS & MORTGAGE FINANCE — 1.0%
Bank Mutual Corp. (a)	9,292	37,540
Brookline Bancorp, Inc.	14,103	132,145
Dime Community Bancshares (a)	5,751	84,022
Northwest Bancshares, Inc. (a)	19,669	249,796
Oritani Financial Corp. (a)	9,217	135,305
Provident Financial Services, Inc. (a)	10,913	158,566
TrustCo Bank Corp. NY (a)	18,856	107,668
ViewPoint Financial Group (a)	6,886	105,907

		1,010,949

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	17,307	65,247

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc. (a)	8,541	351,291
Kaman Corp. (a)	5,295	179,765
Lawson Products, Inc. (a)	794	11,998

		543,054

WATER UTILITIES — 0.1%
American States Water Co. (a)	3,828	138,344

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	3,068	63,508
USA Mobility, Inc. (a)	4,438	61,821

		125,329

TOTAL COMMON STOCKS —
(Cost $97,164,395)		102,522,766

SHORT TERM INVESTMENTS — 26.5%
MONEY MARKET FUNDS — 26.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,955,133	26,955,133
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	275,907	275,907

TOTAL SHORT TERM INVESTMENTS —
(Cost $27,231,040)		27,231,040

TOTAL INVESTMENTS — 126.1% (f)
(Cost $124,395,435)		129,753,806
OTHER ASSETS & LIABILITIES — (26.1)%		(26,862,486)

NET ASSETS — 100.0%		$102,891,320

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.3%
Aerovironment, Inc. (a)(b)	11,702	$313,731
American Science & Engineering, Inc. (a)	5,610	376,150
Cubic Corp.	9,878	467,032
Moog, Inc. (Class A) (b)	18,700	802,043
National Presto Industries, Inc. (a)	2,986	226,518
Teledyne Technologies, Inc. (b)	23,300	1,469,065

		3,654,539

AIR FREIGHT & LOGISTICS — 0.7%
Forward Air Corp.	18,276	670,181
HUB Group, Inc. (Class A) (b)	13,476	485,540

		1,155,721

AIRLINES — 0.3%
Allegiant Travel Co. (a)(b)	9,413	513,009

BEVERAGES — 0.4%
Boston Beer Co., Inc. (Class A) (a)(b)	5,381	574,637

BIOTECHNOLOGY — 1.6%
ArQule, Inc. (a)(b)	33,927	237,828
Cubist Pharmaceuticals, Inc. (a)(b)	39,991	1,729,611
Emergent Biosolutions, Inc. (b)	10,443	167,088
Momenta Pharmaceuticals, Inc. (a)(b)	28,100	430,492
Savient Pharmaceuticals, Inc. (a)(b)	21,658	47,214

		2,612,233

BUILDING PRODUCTS — 0.6%
A.O. Smith Corp.	10,332	464,423
AAON, Inc. (a)	6,226	125,703
NCI Building Systems, Inc. (b)	3,450	39,710
Simpson Manufacturing Co., Inc.	11,300	364,425

		994,261

CAPITAL MARKETS — 1.0%
Financial Engines, Inc. (b)	25,236	564,277
Stifel Financial Corp. (a)(b)	19,257	728,685
Virtus Investment Partners, Inc. (a)(b)	3,600	308,808

		1,601,770

CHEMICALS — 1.8%
American Vanguard Corp. (a)	5,500	119,295
Balchem Corp.	18,640	563,860
Calgon Carbon Corp. (a)(b)	15,057	235,040
H.B. Fuller Co.	14,300	469,469
Hawkins, Inc.	5,553	206,572
Koppers Holdings, Inc.	6,142	236,835
Kraton Performance Polymers, Inc. (a)(b)	11,701	310,895
LSB Industries, Inc. (a)(b)	5,702	221,922
Quaker Chemical Corp.	4,687	184,902
Stepan Co.	3,700	324,860

		2,873,650

COMMERCIAL BANKS — 1.9%
Bank of the Ozarks, Inc. (a)	10,291	321,697
City Holding Co. (a)	4,000	138,880
Community Bank System, Inc. (a)	11,565	332,841
CVB Financial Corp. (a)	17,000	199,580
First Financial Bancorp	16,758	289,913
First Financial Bankshares, Inc. (a)	11,172	393,366
Hanmi Financial Corp. (b)	6,800	68,816
Home Bancshares, Inc.	5,700	151,677
PacWest Bancorp	6,800	165,240
Texas Capital Bancshares, Inc. (a)(b)	10,100	349,662
Tompkins Financial Corp. (a)	3,991	159,879
UMB Financial Corp. (a)	12,713	568,716

		3,140,267

COMMERCIAL SERVICES & SUPPLIES — 1.7%
Consolidated Graphics, Inc. (b)	3,340	151,135
Encore Capital Group, Inc. (b)	9,839	221,869
Healthcare Services Group, Inc. (a)	26,846	571,014
Portfolio Recovery Associates, Inc. (a)(b)	10,933	784,115
Tetra Tech, Inc. (b)	23,781	626,867
UniFirst Corp.	6,959	428,327

		2,783,327

COMMUNICATIONS EQUIPMENT — 1.4%
Netgear, Inc. (b)	23,819	909,886
Oplink Communications, Inc. (b)	7,414	126,779
ViaSat, Inc. (a)(b)	27,187	1,310,685

		2,347,350

COMPUTERS & PERIPHERALS — 0.7%
Stratasys, Inc. (a)(b)	8,938	326,416
Synaptics, Inc. (a)(b)	20,991	766,381

		1,092,797

CONSTRUCTION MATERIALS — 0.3%
Eagle Materials, Inc.	10,023	348,299
Headwaters, Inc. (b)	15,400	64,372

		412,671

CONSUMER FINANCE — 2.0%
Cash America International, Inc. (a)	18,702	896,387
Ezcorp, Inc. (b)	27,885	905,008
First Cash Financial Services, Inc. (b)	18,752	804,273
World Acceptance Corp. (a)(b)	9,447	578,629

		3,184,297

DISTRIBUTORS — 0.3%
Pool Corp.	14,000	523,880

DIVERSIFIED CONSUMER SERVICES — 1.7%
American Public Education, Inc. (a)(b)	11,218	426,284
Capella Education Co. (b)	8,620	309,889
Coinstar, Inc. (b)	19,263	1,224,164
Hillenbrand, Inc. (a)	26,679	612,283
Universal Technical Institute, Inc.	7,864	103,726

		2,676,346

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc. (a)	5,690	206,888
General Communication, Inc. (Class A) (b)	9,455	82,448
Neutral Tandem, Inc. (b)	13,791	168,112

		457,448

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	10,300	427,347
Central Vermont Public Service Corp.	4,000	140,800
El Paso Electric Co.	15,613	507,266
UIL Holdings Corp.	12,000	417,120

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Unisource Energy Corp.	14,500	$530,265

		2,022,798

ELECTRICAL EQUIPMENT — 1.4%
AZZ, Inc.	7,931	409,557
Belden, Inc.	10,849	411,285
Franklin Electric Co., Inc.	12,100	593,747
II-VI, Inc. (b)	34,806	823,162
Vicor Corp.	6,421	51,368

		2,289,119

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Badger Meter, Inc. (a)	6,603	224,436
Cognex Corp. (a)	26,971	1,142,492
DTS Inc. (a)(b)	10,349	312,747
FARO Technologies, Inc. (b)	10,710	624,714
FEI Co. (b)	16,411	805,944
Littelfuse, Inc. (a)	13,612	853,473
Measurement Specialties, Inc. (a)(b)	6,480	218,376
Mercury Computer Systems, Inc. (b)	10,203	135,190
MTS Systems Corp. (a)	9,871	524,051
OSI Systems, Inc. (b)	12,621	773,667
Park Electrochemical Corp.	5,519	166,839
Rofin-Sinar Technologies, Inc. (a)(b)	8,456	222,985
Rogers Corp. (b)	6,476	250,945

		6,255,859

ENERGY EQUIPMENT & SERVICES — 2.7%
Basic Energy Services, Inc. (b)	6,344	110,069
Hornbeck Offshore Services, Inc. (b)	11,400	479,142
ION Geophysical Corp. (a)(b)	25,180	162,411
Lufkin Industries, Inc. (a)	21,099	1,701,634
OYO Geospace Corp. (b)	4,024	423,848
Pioneer Drilling Co. (b)	16,400	144,320
SEACOR Holdings, Inc. (b)	13,308	1,274,640

		4,296,064

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc.	24,200	1,342,132
United Natural Foods, Inc. (b)	18,062	842,773

		2,184,905

FOOD PRODUCTS — 3.0%
B&G Foods, Inc. (a)	13,800	310,638
Calavo Growers, Inc. (a)	4,713	126,214
Darling International, Inc. (b)	35,107	611,564
Diamond Foods, Inc. (a)	8,203	187,192
Hain Celestial Group, Inc. (b)	17,638	772,721
J&J Snack Foods Corp.	9,089	476,809
Sanderson Farms, Inc.	12,100	641,663
Snyders-Lance, Inc. (a)	12,867	332,612
TreeHouse Foods, Inc. (b)	22,811	1,357,255

		4,816,668

GAS UTILITIES — 2.0%
New Jersey Resources Corp. (a)	14,300	637,351
Northwest Natural Gas Co.	10,039	455,771
Piedmont Natural Gas Co., Inc.	21,059	654,303
South Jersey Industries, Inc.	19,238	962,669
Southwest Gas Corp.	13,500	576,990

		3,287,084

HEALTH CARE EQUIPMENT & SUPPLIES — 5.0%
Abaxis, Inc. (a)(b)	13,807	402,198
Align Technology, Inc. (a)(b)	29,063	800,686
Analogic Corp.	7,764	524,381
Cantel Medical Corp.	8,798	220,742
Cyberonics, Inc. (a)(b)	15,479	590,214
Greatbatch, Inc. (b)	10,213	250,423
Haemonetics Corp. (b)	15,810	1,101,641
ICU Medical, Inc. (a)(b)	7,668	376,959
Integra LifeSciences Holdings Corp. (a)(b)	9,017	312,800
Kensey Nash Corp. (a)	3,286	96,148
Meridian Bioscience, Inc. (a)	14,912	288,995
Merit Medical Systems, Inc. (b)	15,298	190,001
Neogen Corp. (a)(b)	14,692	574,016
NuVasive, Inc. (b)	26,542	446,967
SurModics, Inc. (b)	3,146	48,354
West Pharmaceutical Services, Inc. (a)	13,714	583,256
Zoll Medical Corp. (b)	14,000	1,296,820

		8,104,601

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Air Methods Corp. (a)(b)	7,073	617,119
AmSurg Corp. (b)	12,600	352,548
Bio-Reference Laboratories, Inc. (a)(b)	9,534	224,144
Centene Corp. (b)	21,700	1,062,649
Chemed Corp. (a)	11,994	751,784
Corvel Corp. (b)	3,967	158,244
IPC The Hospitalist Co. (a)(b)	10,477	386,706
Landauer, Inc.	6,025	319,445
Magellan Health Services, Inc. (b)	17,311	844,950
MWI Veterinary Supply, Inc. (b)	8,012	705,056
PSS World Medical, Inc. (a)(b)	20,167	511,032
The Ensign Group, Inc.	10,274	279,042

		6,212,719

HEALTH CARE TECHNOLOGY — 0.5%
Computer Programs and Systems, Inc.	6,981	394,566
Medidata Solutions, Inc. (b)	13,800	367,632
Omnicell, Inc. (b)	8,369	127,293

		889,491

HOTELS, RESTAURANTS & LEISURE — 3.7%
Biglari Holdings, Inc. (b)	901	362,968
BJ’s Restaurants, Inc. (a)(b)	15,503	780,576
Buffalo Wild Wings, Inc. (a)(b)	11,581	1,050,281
CEC Entertainment, Inc.	11,341	429,937
Cracker Barrel Old Country Store, Inc. (a)	9,391	524,018
DineEquity, Inc. (a)(b)	9,758	483,997
Interval Leisure Group, Inc.	11,276	196,202
Multimedia Games Holding Co., Inc. (b)	5,600	61,376
P.F. Chang’s China Bistro, Inc. (a)	7,974	315,133
Papa John’s International, Inc. (b)	11,740	442,128
Peet’s Coffee & Tea, Inc. (b)	8,337	614,437
Shuffle Master, Inc. (b)	15,528	273,293
Texas Roadhouse, Inc. (Class A) (a)	22,714	377,961

		5,912,307

HOUSEHOLD DURABLES — 0.8%
Blyth, Inc.	2,200	164,626

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Helen of Troy, Ltd. (b)	11,200	$380,912
iRobot Corp. (b)	17,129	466,937
The Ryland Group, Inc. (a)	13,200	254,496

		1,266,971

HOUSEHOLD PRODUCTS — 0.3%
WD-40 Co.	9,997	453,364

INSURANCE — 2.0%
eHealth, Inc. (a)(b)	8,553	139,499
Infinity Property & Casualty Corp.	7,400	387,242
ProAssurance Corp.	19,400	1,709,334
RLI Corp. (a)	10,500	752,220
The Navigators Group, Inc. (b)	3,700	174,788

		3,163,083

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)(b)	8,898	293,456

INTERNET SOFTWARE & SERVICES — 2.5%
comScore, Inc. (a)(b)	21,152	452,441
DealerTrack Holdings, Inc. (b)	14,524	439,496
InfoSpace, Inc. (b)	25,200	322,812
j2 Global, Inc. (a)	30,624	878,296
Liquidity Services, Inc. (b)	14,621	655,021
LivePerson, Inc. (a)(b)	30,227	506,907
LogMeIn, Inc. (a)(b)	13,650	480,890
Stamps.com, Inc. (a)(b)	8,689	242,249

		3,978,112

IT SERVICES — 2.4%
CACI International, Inc. (Class A) (a)(b)	16,700	1,040,243
Cardtronics, Inc. (b)	17,086	448,507
CSG Systems International, Inc. (b)	12,593	190,658
Forrester Research, Inc. (a)	9,184	297,562
Heartland Payment Systems, Inc.	15,400	444,136
Higher One Holdings, Inc. (a)(b)	19,800	296,010
iGate Corp. (b)	8,509	142,611
MAXIMUS, Inc.	21,258	864,563
TeleTech Holdings, Inc. (b)	5,744	92,478
Virtusa Corp. (a)(b)	5,423	93,655

		3,910,423

LEISURE EQUIPMENT & PRODUCTS — 0.6%
Brunswick Corp.	17,802	458,402
Sturm Ruger & Co, Inc. (a)	12,110	594,601

		1,053,003

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Enzo Biochem, Inc. (a)(b)	8,720	23,457
eResearch Technology, Inc. (b)	12,472	97,531
PAREXEL International Corp. (b)	16,743	451,559

		572,547

MACHINERY — 2.6%
Cascade Corp.	2,520	126,302
CIRCOR International, Inc.	4,408	146,654
Kaydon Corp.	7,726	197,090
Lindsay Corp. (a)	8,043	533,010
Robbins & Myers, Inc.	20,779	1,081,547
Tennant Co. (a)	7,824	344,256
The Toro Co.	19,089	1,357,419
Watts Water Technologies, Inc. (Class A) (a)	9,500	387,125

		4,173,403

MEDIA — 0.4%
Arbitron, Inc. (a)	17,092	632,062

METALS & MINING — 0.4%
AMCOL International Corp. (a)	9,426	277,973
Haynes International, Inc.	4,979	315,419

		593,392

MULTI-UTILITIES — 0.5%
CH Energy Group, Inc. (a)	5,800	387,034
NorthWestern Corp.	11,900	421,974

		809,008

OIL, GAS & CONSUMABLE FUELS — 1.5%
Approach Resources, Inc. (b)	16,650	615,218
Cloud Peak Energy, Inc. (b)	9,100	144,963
Contango Oil & Gas Co. (a)(b)	8,032	473,165
GeoResources, Inc. (b)	12,445	407,449
Gulfport Energy Corp. (b)	18,995	553,134
Petroleum Development Corp. (a)(b)	6,086	225,730

		2,419,659

PAPER & FOREST PRODUCTS — 1.4%
Buckeye Technologies, Inc.	16,310	554,051
Clearwater Paper Corp. (b)	8,700	288,927
Deltic Timber Corp.	6,764	428,093
KapStone Paper and Packaging Corp. (b)	16,930	333,521
Schweitzer-Mauduit International, Inc.	10,182	703,169

		2,307,761

PERSONAL PRODUCTS — 0.1%
Inter Parfums, Inc.	5,100	80,019
Medifast, Inc. (a)(b)	8,469	147,869

		227,888

PHARMACEUTICALS — 4.3%
Akorn, Inc. (a)(b)	42,400	496,080
Hi-Tech Pharmacal Co., Inc. (a)(b)	6,500	233,545
Par Pharmaceutical Cos., Inc. (b)	17,195	665,962
Questcor Pharmaceuticals, Inc. (a)(b)	40,360	1,518,343
Salix Pharmaceuticals, Ltd. (b)	37,692	1,978,830
The Medicines Co. (b)	34,635	695,125
ViroPharma, Inc. (a)(b)	44,938	1,351,286

		6,939,171

PROFESSIONAL SERVICES — 0.4%
Exponent, Inc. (b)	8,347	404,996
The Dolan Co. (b)	18,578	169,246

		574,242

REAL ESTATE INVESTMENT TRUSTS — 6.6%
Acadia Realty Trust (a)	16,617	374,547
Colonial Properties Trust	16,213	352,308
EastGroup Properties, Inc.	17,749	891,355
Entertainment Properties Trust	15,735	729,789
Extra Space Storage, Inc. (a)	29,310	843,835
Healthcare Realty Trust, Inc.	20,346	447,612
Inland Real Estate Corp. (a)	14,806	131,329
Kilroy Realty Corp.	22,204	1,034,928
LTC Properties, Inc.	10,423	333,536

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc.	26,010	$1,743,450
Post Properties, Inc.	18,966	888,747
PS Business Parks, Inc.	11,706	767,211
Saul Centers, Inc.	4,960	200,186
Sovran Self Storage, Inc.	9,991	497,852
Tanger Factory Outlet Centers, Inc.	34,030	1,011,712
Universal Health Realty Income Trust (a)	5,209	206,433
Urstadt Biddle Properties, Inc. (Class A)	6,862	135,456

		10,590,286

ROAD & RAIL — 1.0%
Heartland Express, Inc. (a)	15,309	221,368
Knight Transportation, Inc. (a)	16,936	299,090
Old Dominion Freight Line, Inc. (b)	21,577	1,028,576

		1,549,034

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 7.4%
ATMI, Inc. (b)	8,957	208,698
Brooks Automation, Inc.	28,100	346,473
Cabot Microelectronics Corp.	14,325	556,956
CEVA, Inc. (a)(b)	14,972	340,014
Cirrus Logic, Inc. (a)(b)	40,754	969,945
Cymer, Inc. (b)	19,379	968,950
Diodes, Inc. (a)(b)	14,184	328,785
Entropic Communications, Inc. (b)	54,248	316,266
Exar Corp. (b)	27,632	232,109
GT Advanced Technologies, Inc. (a)(b)	75,782	626,717
Hittite Microwave Corp. (b)	17,190	933,589
Kopin Corp. (a)(b)	19,697	80,167
Kulicke & Soffa Industries, Inc. (a)(b)	47,022	584,483
Micrel, Inc. (a)	19,366	198,695
Microsemi Corp. (b)	39,115	838,626
MKS Instruments, Inc.	20,743	612,541
Monolithic Power Systems, Inc. (b)	11,859	233,266
Nanometrics, Inc. (a)(b)	7,133	132,032
Power Integrations, Inc. (a)	17,984	667,566
Rubicon Technology, Inc. (a)(b)	10,772	112,352
Standard Microsystems Corp. (b)	6,301	163,007
STR Holdings, Inc. (a)(b)	16,103	77,938
Supertex, Inc. (b)	2,865	51,771
Tessera Technologies, Inc. (b)	21,031	362,785
TriQuint Semiconductor, Inc. (b)	59,953	413,376
Ultratech, Inc. (b)	11,044	320,055
Veeco Instruments, Inc. (a)(b)	24,301	695,009
Volterra Semiconductor Corp. (b)	15,955	549,091

		11,921,262

SOFTWARE — 7.3%
Blackbaud, Inc.	28,545	948,550
Bottomline Technologies, Inc. (b)	14,900	416,306
CommVault Systems, Inc. (b)	28,081	1,393,941
Ebix, Inc. (a)	20,357	471,468
EPIQ Systems, Inc. (a)	9,200	111,320
Interactive Intelligence Group (a)(b)	9,006	274,773
JDA Software Group, Inc. (b)	27,082	744,213
Manhattan Associates, Inc. (b)	12,956	615,799
MicroStrategy, Inc. (b)	5,100	714,000
Monotype Imaging Holdings, Inc. (b)	11,092	165,271
Netscout Systems, Inc. (b)	21,911	445,670
OPNET Technologies, Inc. (a)	9,500	275,500
Progress Software Corp. (b)	18,172	429,223
Quality Systems, Inc.	25,152	1,099,897
Sourcefire, Inc. (a)(b)	18,534	892,041
Synchronoss Technologies, Inc. (a)(b)	17,154	547,556
Taleo Corp. (Class A) (a)(b)	26,621	1,222,703
Tyler Technologies, Inc. (a)(b)	15,690	602,653
Websense, Inc. (a)(b)	24,049	507,193

		11,878,077

SPECIALTY RETAIL — 5.2%
Genesco, Inc. (b)	15,256	1,093,092
Hibbett Sports, Inc. (a)(b)	16,858	919,604
Jos. A. Bank Clothiers, Inc. (b)	17,488	881,570
Kirkland’s, Inc. (b)	5,533	89,524
Lumber Liquidators Holdings, Inc. (b)	12,454	312,720
Midas, Inc. (b)	3,400	39,032
Monro Muffler Brake, Inc. (a)	19,372	803,744
Rue21, Inc. (a)(b)	10,018	293,928
Select Comfort Corp. (a)(b)	14,999	485,818
The Buckle, Inc. (a)	16,963	812,528
The Cato Corp. (Class A) (a)	10,886	300,889
The Children’s Place Retail Stores, Inc. (a)(b)	15,876	820,313
The Finish Line, Inc. (Class A)	16,361	347,181
Vitamin Shoppe, Inc. (b)	18,628	823,544
Zumiez, Inc. (b)	9,440	340,878

		8,364,365

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Crocs, Inc. (b)	20,673	432,479
Iconix Brand Group, Inc. (a)(b)	33,316	579,032
Liz Claiborne, Inc. (b)	31,318	418,408
Maidenform Brands, Inc. (b)	7,657	172,359
Oxford Industries, Inc.	3,708	188,441
Steven Madden, Ltd. (b)	24,845	1,062,124
True Religion Apparel, Inc. (b)	16,217	444,346
Wolverine World Wide, Inc.	30,875	1,147,932

		4,445,121

THRIFTS & MORTGAGE FINANCE — 0.3%
Oritani Financial Corp. (a)	20,860	306,225
ViewPoint Financial Group	14,600	224,548

		530,773

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	14,500	596,385
Kaman Corp.	8,800	298,760

		895,145

WATER UTILITIES — 0.3%
American States Water Co. (a)	11,902	430,138

TOTAL COMMON STOCKS —
(Cost $144,581,192)		160,841,564

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 18.1%
MONEY MARKET FUNDS — 18.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,627,811	$28,627,811
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	616,546	616,546

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,244,357)		29,244,357

TOTAL INVESTMENTS — 117.7% (f)
(Cost $173,825,549)		190,085,921
OTHER ASSETS & LIABILITIES — (17.7)%		(28,576,092)

NET ASSETS — 100.0%		$161,509,829

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	22,650	$413,363
Ceradyne, Inc. (a)	13,695	445,909
Curtiss-Wright Corp.	26,450	978,914
GenCorp, Inc. (a)(b)	32,738	232,440
Moog, Inc. (Class A) (b)	9,065	388,798
Orbital Sciences Corp. (b)	33,603	441,879

		2,901,303

AIR FREIGHT & LOGISTICS — 0.2%
HUB Group, Inc. (Class A) (b)	9,220	332,197

AIRLINES — 0.2%
SkyWest, Inc.	28,851	318,803

AUTO COMPONENTS — 0.6%
Drew Industries, Inc. (a)(b)	10,691	291,971
Spartan Motors, Inc.	18,390	97,283
Standard Motor Products, Inc.	10,901	193,384
Superior Industries International, Inc. (a)	13,549	264,747

		847,385

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)(b)	16,805	164,689

BIOTECHNOLOGY — 0.1%
Emergent Biosolutions, Inc. (b)	4,586	73,376
Savient Pharmaceuticals, Inc. (a)(b)	20,220	44,080

		117,456

BUILDING PRODUCTS — 1.9%
A.O. Smith Corp.	12,408	557,740
AAON, Inc. (a)	4,930	99,537
Apogee Enterprises, Inc.	16,272	210,722
Gibraltar Industries, Inc. (b)	17,205	260,656
Griffon Corp. (a)	26,485	283,389
NCI Building Systems, Inc. (a)(b)	8,021	92,322
Quanex Building Products Corp. (a)	21,018	370,547
Simpson Manufacturing Co., Inc.	12,791	412,510
Universal Forest Products, Inc. (a)	11,021	380,004

		2,667,427

CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc. (Class A)	11,552	151,447
Investment Technology Group, Inc. (a)(b)	21,875	261,625
Piper Jaffray Co., Inc. (a)(b)	8,921	237,477
Prospect Capital Corp. (a)	69,592	764,120
Stifel Financial Corp. (a)(b)	13,184	498,882
SWS Group, Inc.	16,251	92,956
Virtus Investment Partners, Inc. (a)(b)	1,092	93,672

		2,100,179

CHEMICALS — 2.8%
A. Schulman, Inc.	16,668	450,369
American Vanguard Corp. (a)	8,315	180,352
Calgon Carbon Corp. (a)(b)	18,281	285,367
H.B. Fuller Co.	14,969	491,432
Koppers Holdings, Inc.	6,064	233,828
Kraton Performance Polymers, Inc. (a)(b)	7,925	210,567
LSB Industries, Inc. (a)(b)	5,244	204,097
OM Group, Inc. (a)(b)	18,306	503,598
PolyOne Corp. (a)	50,138	721,987
Quaker Chemical Corp. (a)	3,016	118,981
Stepan Co.	1,394	122,393
Tredegar Corp.	13,218	258,941
Zep, Inc.	12,597	181,397

		3,963,309

COMMERCIAL BANKS — 9.8%
Bank of the Ozarks, Inc. (a)	6,816	213,068
BBCN Bancorp, Inc. (b)	44,332	493,415
Boston Private Financial Holdings, Inc.	44,335	439,360
City Holding Co. (a)	4,695	163,010
Columbia Banking System, Inc. (a)	22,451	511,434
Community Bank System, Inc. (a)	11,973	344,583
F.N.B. Corp. (a)	79,214	956,905
First BanCorp- Puerto Rico (a)(b)	11,624	51,146
First Commonwealth Financial Corp.	59,619	364,868
First Financial Bancorp (a)	18,228	315,344
First Financial Bankshares, Inc. (a)	7,723	271,927
First Midwest Bancorp, Inc.	42,157	505,041
Glacier Bancorp, Inc. (a)	40,758	608,925
Hanmi Financial Corp. (b)	11,765	119,062
Home Bancshares, Inc.	7,569	201,411
Independent Bank Corp.-Massachusetts (a)	12,305	353,523
National Penn Bancshares, Inc. (a)	69,724	617,057
NBT Bancorp, Inc. (a)	18,807	415,259
Old National Bancorp (a)	53,731	706,025
PacWest Bancorp (a)	12,876	312,887
Pinnacle Financial Partners, Inc. (a)(b)	19,674	361,018
PrivateBancorp, Inc.	34,090	517,145
S&T Bancorp, Inc.	16,093	349,057
Simmons First National Corp. (a)	9,896	255,614
Sterling Bancorp (a)	17,770	170,414
Susquehanna Bancshares, Inc. (a)	106,026	1,047,537
Texas Capital Bancshares, Inc. (a)(b)	12,085	418,383
Tompkins Financial Corp. (a)	1,373	55,002
UMB Financial Corp. (a)	6,977	312,116
Umpqua Holdings Corp. (a)	63,093	855,541
United Bankshares, Inc. (a)	25,607	739,018
United Community Banks, Inc. (a)(b)	10,749	104,803
Wilshire Bancorp, Inc. (a)(b)	34,403	166,166
Wintrust Financial Corp. (a)	20,394	729,901

		14,045,965

COMMERCIAL SERVICES & SUPPLIES — 3.4%
ABM Industries, Inc.	27,259	662,394
Consolidated Graphics, Inc. (b)	2,014	91,133
Encore Capital Group, Inc. (b)	3,204	72,250
G & K Services, Inc. (Class A)	10,716	366,487
Healthcare Services Group, Inc. (a)	13,640	290,123
Interface, Inc. (Class A) (a)	32,968	459,904
Mobile Mini, Inc. (a)(b)	20,476	432,453
Sykes Enterprises, Inc. (b)	22,521	355,832
Tetra Tech, Inc. (b)	14,666	386,596
The Geo Group, Inc. (b)	34,443	654,761
The Standard Register Co. (a)	6,623	8,279
UniFirst Corp.	2,290	140,949
United Stationers, Inc.	23,758	737,211

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Viad Corp. (a)	11,530	$224,028

		4,882,400

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (b)	64,910	733,483
Bel Fuse, Inc. (Class B)	5,796	102,415
Black Box Corp.	9,751	248,748
Comtech Telecommunications Corp. (a)	11,643	379,329
Digi International, Inc. (a)(b)	14,775	162,377
Harmonic, Inc. (b)	65,885	360,391
Oplink Communications, Inc. (b)	4,024	68,811
PC-Tel, Inc. (a)	10,510	69,892
Symmetricom, Inc. (a)(b)	24,503	141,382

		2,266,828

COMPUTERS & PERIPHERALS — 0.7%
Avid Technology, Inc. (a)(b)	16,867	185,537
Intermec, Inc. (b)	28,911	223,482
Intevac, Inc. (a)(b)	13,228	112,438
Novatel Wireless, Inc. (a)(b)	18,422	61,714
Stratasys, Inc. (a)(b)	4,020	146,810
Super Micro Computer, Inc. (b)	15,552	271,538

		1,001,519

CONSTRUCTION & ENGINEERING — 1.5%
Aegion Corp. (a)(b)	22,079	393,669
Comfort Systems USA, Inc.	21,176	231,030
Dycom Industries, Inc. (b)	19,008	444,027
EMCOR Group, Inc.	37,632	1,043,159
Orion Marine Group, Inc. (b)	15,626	112,976

		2,224,861

CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	16,285	565,904
Headwaters, Inc. (a)(b)	20,702	86,534
Texas Industries, Inc. (a)	15,795	552,983

		1,205,421

CONTAINERS & PACKAGING — 0.2%
Myers Industries, Inc.	18,929	279,203

DISTRIBUTORS — 0.5%
Pool Corp.	14,265	533,796
VOXX International Corp. (b)	10,414	141,214

		675,010

DIVERSIFIED CONSUMER SERVICES — 0.6%
Career Education Corp. (a)(b)	30,392	244,959
Corinthian Colleges, Inc. (b)	48,768	201,900
Hillenbrand, Inc.	11,681	268,079
Lincoln Educational Services Corp.	13,042	103,162
Universal Technical Institute, Inc.	5,028	66,319

		884,419

DIVERSIFIED FINANCIAL SERVICES — 0.3%
Interactive Brokers Group, Inc. (Class A)	21,966	373,422

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
Cbeyond, Inc. (b)	17,418	139,344
Cincinnati Bell, Inc. (a)(b)	111,228	447,136
General Communication, Inc. (Class A) (b)	11,212	97,769
Lumos Networks Corp.	8,454	90,965
Neutral Tandem, Inc. (b)	5,248	63,973

		839,187

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	9,158	379,966
Central Vermont Public Service Corp.	3,948	138,970
El Paso Electric Co.	8,474	275,320
UIL Holdings Corp. (a)	17,695	615,078
Unisource Energy Corp. (a)	8,388	306,749

		1,716,083

ELECTRICAL EQUIPMENT — 2.1%
Belden, Inc.	16,272	616,871
Brady Corp. (Class A)	29,756	962,607
Encore Wire Corp. (a)	10,833	322,065
EnerSys (b)	27,158	941,025
Powell Industries, Inc. (a)(b)	5,115	175,189
Vicor Corp.	5,352	42,816

		3,060,573

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.3%
Agilysys, Inc. (b)	8,318	74,779
Anixter International, Inc. (b)	15,688	1,137,851
Badger Meter, Inc. (a)	2,717	92,351
Benchmark Electronics, Inc. (a)(b)	32,766	540,311
Brightpoint, Inc. (b)	39,029	314,183
Checkpoint Systems, Inc. (b)	22,586	254,770
CTS Corp.	19,695	207,191
Daktronics, Inc.	20,820	185,090
Electro Scientific Industries, Inc.	13,663	205,082
FEI Co. (b)	6,638	325,992
Insight Enterprises, Inc. (b)	24,942	546,978
Measurement Specialties, Inc. (a)(b)	2,696	90,855
Mercury Computer Systems, Inc. (a)(b)	8,144	107,908
Methode Electronics, Inc. (Class A) (a)	21,263	197,321
Newport Corp. (b)	21,466	380,378
Park Electrochemical Corp. (a)	6,753	204,143
Plexus Corp. (a)(b)	19,744	690,843
Pulse Electronics Corp. (a)	23,682	59,442
RadiSys Corp. (a)(b)	13,076	96,762
Rofin-Sinar Technologies, Inc. (a)(b)	8,360	220,453
Rogers Corp. (b)	3,325	128,844
Scansource, Inc. (a)(b)	15,471	577,378
SYNNEX Corp. (a)(b)	14,617	557,492
TTM Technologies, Inc. (a)(b)	29,070	334,014

		7,530,411

ENERGY EQUIPMENT & SERVICES — 2.3%
Basic Energy Services, Inc. (b)	10,703	185,697
Bristow Group, Inc.	20,179	963,144
Exterran Holdings, Inc. (a)(b)	35,638	470,065
Gulf Island Fabrication, Inc.	8,228	240,833
Hornbeck Offshore Services, Inc. (b)	9,490	398,865
ION Geophysical Corp. (a)(b)	49,089	316,624
Matrix Service Co. (b)	14,504	203,201
Pioneer Drilling Co. (b)	20,177	177,558
Tetra Technologies, Inc. (b)	44,178	416,157

		3,372,144

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 1.0%
Nash Finch Co. (a)	6,960	$197,803
Spartan Stores, Inc. (a)	13,129	237,898
The Andersons, Inc. (a)	10,488	510,661
United Natural Foods, Inc. (b)	11,349	529,544

		1,475,906

FOOD PRODUCTS — 1.7%
B&G Foods, Inc. (a)	14,736	331,707
Cal-Maine Foods, Inc. (a)	8,201	313,770
Calavo Growers, Inc. (a)	2,792	74,770
Darling International, Inc. (b)	35,118	611,756
Diamond Foods, Inc. (a)	5,011	114,351
Hain Celestial Group, Inc. (b)	9,282	406,644
Seneca Foods Corp. (a)(b)	5,289	139,312
Snyders-Lance, Inc. (a)	15,261	394,497

		2,386,807

GAS UTILITIES — 1.8%
New Jersey Resources Corp. (a)	10,883	485,055
Northwest Natural Gas Co. (a)	6,266	284,476
Piedmont Natural Gas Co., Inc.	22,064	685,529
Southwest Gas Corp.	14,075	601,566
The Laclede Group, Inc. (a)	12,721	496,373

		2,552,999

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Align Technology, Inc. (a)(b)	12,752	351,317
Cantel Medical Corp.	3,730	93,586
CONMED Corp. (a)	15,832	472,902
CryoLife, Inc. (b)	16,225	85,506
Greatbatch, Inc. (a)(b)	4,346	106,564
Integra LifeSciences Holdings Corp. (a)(b)	2,920	101,295
Invacare Corp.	18,014	298,492
Kensey Nash Corp. (a)	1,448	42,368
Meridian Bioscience, Inc. (a)	9,933	192,501
Merit Medical Systems, Inc. (b)	9,866	122,536
Natus Medical, Inc. (b)	16,917	201,820
Palomar Medical Technologies, Inc. (b)	11,229	104,879
SurModics, Inc. (b)	5,476	84,166
Symmetry Medical, Inc. (b)	20,854	147,438
West Pharmaceutical Services, Inc. (a)	6,681	284,143

		2,689,513

HEALTH CARE PROVIDERS & SERVICES — 2.4%
Almost Family, Inc. (a)(b)	4,694	122,091
Amedisys, Inc. (a)(b)	16,895	244,302
AMN Healthcare Services, Inc. (b)	22,306	135,174
AmSurg Corp. (b)	6,507	182,066
Bio-Reference Laboratories, Inc. (a)(b)	5,468	128,553
Centene Corp. (b)	9,428	461,689
Cross Country Healthcare, Inc. (a)(b)	17,054	85,441
Gentiva Health Services, Inc. (b)	17,756	155,187
Hanger Orthopedic Group, Inc. (b)	18,801	410,990
Healthways, Inc. (a)(b)	18,406	135,468
Kindred Healthcare, Inc. (a)(b)	29,806	257,524
LHC Group, Inc. (b)	9,076	168,178
Molina Healthcare, Inc. (a)(b)	16,075	540,602
PharMerica Corp. (b)	16,907	210,154
PSS World Medical, Inc. (a)(b)	10,557	267,514

		3,504,933

HEALTH CARE TECHNOLOGY — 0.1%
Omnicell, Inc. (b)	11,222	170,687

HOTELS, RESTAURANTS & LEISURE — 3.0%
Boyd Gaming Corp. (a)(b)	30,814	241,582
Cracker Barrel Old Country Store, Inc. (a)	4,580	255,564
Interval Leisure Group, Inc. (a)	12,088	210,331
Jack in the Box, Inc. (a)(b)	25,060	600,688
Marcus Corp.	11,180	140,309
Marriott Vacations Worldwide Corp. (b)	15,316	436,659
Monarch Casino & Resort, Inc. (b)	6,585	67,826
Multimedia Games Holding Co., Inc. (b)	10,159	111,343
O’Charleys, Inc. (a)(b)	10,589	104,196
P.F. Chang’s China Bistro, Inc. (a)	4,596	181,634
Pinnacle Entertainment, Inc. (b)	35,300	406,303
Red Robin Gourmet Burgers, Inc. (b)	6,274	233,330
Ruby Tuesday, Inc. (a)(b)	35,394	323,147
Ruth’s Hospitality Group, Inc. (a)(b)	20,266	153,819
Shuffle Master, Inc. (b)	16,995	299,112
Sonic Corp. (b)	34,943	268,362
Texas Roadhouse, Inc. (Class A) (a)	13,624	226,703

		4,260,908

HOUSEHOLD DURABLES — 1.7%
Blyth, Inc. (a)	911	68,170
Ethan Allen Interiors, Inc. (a)	14,865	376,382
Helen of Troy, Ltd. (b)	7,756	263,782
La-Z-Boy, Inc. (a)(b)	29,652	443,594
M/I Homes, Inc. (a)(b)	10,289	127,172
Meritage Homes Corp. (a)(b)	15,846	428,793
Standard Pacific Corp. (a)(b)	56,732	253,025
The Ryland Group, Inc. (a)	12,984	250,331
Universal Electronics, Inc. (b)	8,484	169,510

		2,380,759

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)(b)	23,974	230,870

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	7,228	297,721

INSURANCE — 3.5%
AMERISAFE, Inc. (b)	10,357	256,232
Delphi Financial Group, Inc.	31,075	1,391,228
eHealth, Inc. (a)(b)	3,572	58,259
Employers Holdings, Inc. (a)	18,748	332,027
Horace Mann Educators Corp.	22,514	396,697
Meadowbrook Insurance Group, Inc.	28,981	270,393
National Financial Partners Corp. (a)(b)	22,633	342,664
Presidential Life Corp.	12,245	139,960
Safety Insurance Group, Inc. (a)	8,648	360,103
Selective Insurance Group, Inc.	30,755	541,595
Stewart Information Services Corp. (a)	11,108	157,845
The Navigators Group, Inc. (b)	2,833	133,831
Tower Group, Inc. (a)	22,069	495,008

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

United Fire Group, Inc.	11,706	$209,420

		5,085,262

INTERNET & CATALOG RETAIL — 0.2%
NutriSystem, Inc. (a)	15,039	168,888
PetMed Express, Inc. (a)	10,818	133,927

		302,815

INTERNET SOFTWARE & SERVICES — 0.9%
DealerTrack Holdings, Inc. (b)	10,707	323,994
Digital River, Inc. (b)	19,938	373,040
Perficient, Inc. (b)	17,134	205,779
United Online, Inc. (a)	50,245	245,698
XO Group, Inc. (a)(b)	15,160	142,353

		1,290,864

IT SERVICES — 0.8%
Cardtronics, Inc. (b)	9,400	246,750
CIBER, Inc. (b)	41,532	176,096
CSG Systems International, Inc. (a)(b)	7,812	118,274
Heartland Payment Systems, Inc.	8,230	237,353
iGate Corp. (b)	9,272	155,399
NCI, Inc. (Class A) (a)(b)	4,555	29,106
TeleTech Holdings, Inc. (b)	9,166	147,572
Virtusa Corp. (b)	5,696	98,370

		1,208,920

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Arctic Cat, Inc. (b)	7,074	302,979
Brunswick Corp. (a)	34,418	886,264
Callaway Golf Co. (a)	36,659	247,815
JAKKS Pacific, Inc. (a)	14,345	250,320

		1,687,378

LIFE SCIENCES TOOLS & SERVICES — 0.6%
Affymetrix, Inc. (b)	40,484	172,867
Cambrex Corp. (b)	17,004	118,858
Enzo Biochem, Inc. (a)(b)	11,272	30,322
eResearch Technology, Inc. (b)	13,025	101,855
PAREXEL International Corp. (b)	18,786	506,658

		930,560

MACHINERY — 5.0%
Actuant Corp. (Class A) (a)	38,435	1,114,231
Albany International Corp. (Class A)	15,952	366,098
Astec Industries, Inc. (b)	11,403	415,982
Barnes Group, Inc.	26,421	695,137
Briggs & Stratton Corp. (a)	28,013	502,273
Cascade Corp.	2,564	128,508
CIRCOR International, Inc.	5,778	192,234
EnPro Industries, Inc. (a)(b)	11,546	474,541
ESCO Technologies, Inc.	15,057	553,646
Federal Signal Corp. (a)(b)	35,732	198,670
John Bean Technologies Corp.	16,437	266,279
Kaydon Corp. (a)	11,138	284,130
Lydall, Inc. (b)	9,828	100,147
Mueller Industries, Inc.	21,714	986,901
Robbins & Myers, Inc.	7,303	380,121
Tennant Co. (a)	3,562	156,728
Watts Water Technologies, Inc. (Class A) (a)	7,928	323,066

		7,138,692

MEDIA — 0.9%
Digital Generation, Inc. (a)(b)	15,450	157,745
Harte-Hanks, Inc. (a)	24,825	224,666
Live Nation Entertainment, Inc. (a)(b)	82,061	771,373
The E.W. Scripps Co. (Class A) (b)	17,909	176,762

		1,330,546

METALS & MINING — 2.1%
A.M. Castle & Co. (a)(b)	9,113	115,279
AK Steel Holding Corp. (a)	62,508	472,560
AMCOL International Corp. (a)	5,734	169,096
Century Aluminum Co. (a)(b)	30,919	274,561
Haynes International, Inc.	2,433	154,130
Kaiser Aluminum Corp. (a)	9,039	427,183
Materion Corp. (b)	11,620	333,843
Olympic Steel, Inc. (a)	5,260	126,240
RTI International Metals, Inc. (a)(b)	17,161	395,733
SunCoke Energy, Inc. (b)	39,996	568,343

		3,036,968

MULTI-UTILITIES — 1.0%
Avista Corp. (a)	33,138	847,670
CH Energy Group, Inc. (a)	3,326	221,944
NorthWestern Corp.	9,906	351,267

		1,420,881

MULTILINE RETAIL — 0.3%
Fred’s, Inc. (Class A) (a)	20,763	303,348
Tuesday Morning Corp. (a)(b)	24,385	93,638

		396,986

OIL, GAS & CONSUMABLE FUELS — 2.4%
Cloud Peak Energy, Inc. (b)	26,374	420,138
Comstock Resources, Inc. (a)(b)	27,054	428,265
Gulfport Energy Corp. (b)	8,508	247,753
Overseas Shipholding Group, Inc. (a)	14,814	187,101
Penn Virginia Corp. (a)	25,150	114,432
Petroleum Development Corp. (a)(b)	8,064	299,094
Petroquest Energy, Inc. (a)(b)	32,814	201,478
Stone Energy Corp. (b)	27,613	789,455
Swift Energy Co. (a)(b)	24,060	698,462

		3,386,178

PAPER & FOREST PRODUCTS — 0.8%
Buckeye Technologies, Inc.	7,602	258,240
Clearwater Paper Corp. (b)	5,238	173,954
KapStone Paper and Packaging Corp. (b)	6,700	131,990
Neenah Paper, Inc. (a)	8,588	255,407
Wausau Paper Corp. (a)	28,249	264,976

		1,084,567

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	4,576	71,797
Prestige Brands Holdings, Inc. (a)(b)	28,850	504,298

		576,095

PHARMACEUTICALS — 0.1%
Par Pharmaceutical Cos., Inc. (b)	5,360	207,593

PROFESSIONAL SERVICES — 1.8%
CDI Corp. (a)	7,319	131,230
Heidrick & Struggles International, Inc.	10,260	226,028
Insperity, Inc.	12,862	394,092

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Kelly Services, Inc. (Class A) (a)	16,043	$256,528
Navigant Consulting, Inc. (b)	29,642	412,320
On Assignment, Inc. (b)	20,848	364,214
Resources Connection, Inc.	24,200	340,010
TrueBlue, Inc. (b)	21,690	387,817

		2,512,239

REAL ESTATE INVESTMENT TRUSTS — 9.6%
Acadia Realty Trust (a)	9,289	209,374
BioMed Realty Trust, Inc.	87,579	1,662,249
Cedar Shopping Centers, Inc. (a)	32,110	164,403
Colonial Properties Trust	35,235	765,657
Cousins Properties, Inc.	58,916	446,583
DiamondRock Hospitality Co.	95,002	977,571
Entertainment Properties Trust	12,344	572,515
Extra Space Storage, Inc.	27,336	787,003
Franklin Street Properties Corp.	41,237	437,112
Getty Realty Corp. (a)	15,524	241,864
Healthcare Realty Trust, Inc.	26,183	576,026
Inland Real Estate Corp.	30,663	271,981
Kilroy Realty Corp. (a)	18,936	882,607
Kite Realty Group Trust	36,603	192,898
LaSalle Hotel Properties	48,370	1,361,132
Lexington Realty Trust (a)	76,259	685,568
LTC Properties, Inc.	7,928	253,696
Medical Properties Trust, Inc.	76,263	707,721
Parkway Properties, Inc. (a)	12,642	132,488
Pennsylvania Real Estate Investment Trust	31,603	482,578
Post Properties, Inc.	13,173	617,287
Saul Centers, Inc.	2,120	85,563
Sovran Self Storage, Inc.	7,468	372,130
Tanger Factory Outlet Centers, Inc.	20,930	622,249
Universal Health Realty Income Trust	2,453	97,212
Urstadt Biddle Properties, Inc. (Class A)	6,879	135,792

		13,741,259

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Forestar Group, Inc. (b)	19,386	298,350

ROAD & RAIL — 0.8%
Arkansas Best Corp.	14,438	271,579
Heartland Express, Inc. (a)	18,488	267,337
Knight Transportation, Inc. (a)	18,291	323,019
Old Dominion Freight Line, Inc. (b)	7,526	358,764

		1,220,699

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Advanced Energy Industries, Inc. (a)(b)	22,514	295,384
ATMI, Inc. (b)	10,048	234,118
Brooks Automation, Inc.	11,856	146,184
Cohu, Inc.	13,905	158,100
Diodes, Inc. (a)(b)	8,042	186,414
DSP Group, Inc. (b)	13,002	86,593
Kopin Corp. (a)(b)	20,654	84,062
Micrel, Inc. (a)	10,604	108,797
Microsemi Corp. (b)	14,447	309,744
MKS Instruments, Inc.	10,964	323,767
Monolithic Power Systems, Inc. (b)	5,922	116,486
Nanometrics, Inc. (a)(b)	3,128	57,899
Pericom Semiconductor Corp. (b)	14,017	113,397
Rudolph Technologies, Inc. (a)(b)	18,314	203,469
Sigma Designs, Inc. (a)(b)	18,505	95,856
Standard Microsystems Corp. (b)	6,911	178,788
STR Holdings, Inc. (b)	8,818	42,679
Supertex, Inc. (a)(b)	4,269	77,141
Tessera Technologies, Inc. (b)	10,116	174,501
TriQuint Semiconductor, Inc. (b)	39,284	270,863
Ultratech, Inc. (b)	4,687	135,829

		3,400,071

SOFTWARE — 1.2%
Bottomline Technologies, Inc. (b)	7,256	202,733
EPIQ Systems, Inc. (a)	9,721	117,624
Monotype Imaging Holdings, Inc. (b)	10,317	153,723
Progress Software Corp. (b)	18,434	435,411
Take-Two Interactive Software, Inc. (b)	50,492	776,819

		1,686,310

SPECIALTY RETAIL — 4.9%
Big 5 Sporting Goods Corp.	12,435	97,490
Brown Shoe Co., Inc. (a)	24,124	222,665
Cabela’s, Inc. (a)(b)	24,086	918,881
Christopher & Banks Corp.	19,615	36,484
Coldwater Creek, Inc. (a)(b)	47,381	54,962
Group 1 Automotive, Inc. (a)	12,907	724,986
Haverty Furniture Cos., Inc. (a)	10,550	117,105
Hot Topic, Inc. (a)	24,275	246,391
Kirkland’s, Inc. (b)	4,236	68,538
Lithia Motors, Inc. (Class A) (a)	12,163	318,671
Lumber Liquidators Holdings, Inc. (a)(b)	4,800	120,528
MarineMax, Inc. (a)(b)	12,806	105,393
Midas, Inc. (a)(b)	5,149	59,111
OfficeMax, Inc. (a)(b)	48,634	278,186
Pep Boys-Manny, Moe & Jack	29,796	444,556
Select Comfort Corp. (a)(b)	18,471	598,276
Sonic Automotive, Inc. (Class A) (a)	19,577	350,624
Stage Stores, Inc. (a)	17,449	283,372
Stein Mart, Inc. (b)	15,195	100,287
The Cato Corp. (Class A) (a)	6,751	186,598
The Finish Line, Inc. (Class A)	14,723	312,422
The Men’s Wearhouse, Inc.	28,976	1,123,400
Zale Corp. (a)(b)	14,024	43,334
Zumiez, Inc. (b)	4,018	145,090

		6,957,350

TEXTILES, APPAREL & LUXURY GOODS — 1.8%
Crocs, Inc. (b)	32,762	685,381
Iconix Brand Group, Inc. (a)(b)	11,336	197,020
K-Swiss, Inc. (Class A) (a)(b)	14,938	61,246
Liz Claiborne, Inc. (a)(b)	28,257	377,513
Maidenform Brands, Inc. (b)	6,362	143,208
Movado Group, Inc.	9,984	245,107
Oxford Industries, Inc.	4,472	227,267
Perry Ellis International, Inc. (b)	6,919	129,178
Quiksilver, Inc. (b)	69,342	280,142
Skechers U.S.A., Inc. (a)(b)	20,939	266,344

		2,612,406

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.6%
Bank Mutual Corp. (a)	25,509	$103,056
Brookline Bancorp, Inc.	40,106	375,793
Dime Community Bancshares	16,074	234,841
Northwest Bancshares, Inc.	55,358	703,047
Oritani Financial Corp.	6,852	100,587
Provident Financial Services, Inc.	30,622	444,938
TrustCo Bank Corp. NY (a)	52,888	301,991
ViewPoint Financial Group (a)	6,200	95,356

		2,359,609

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	50,286	189,578

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	10,795	443,998
Kaman Corp. (a)	6,903	234,357
Lawson Products, Inc. (a)	2,145	32,411

		710,766

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	8,442	174,749
USA Mobility, Inc.	12,713	177,092

		351,841

TOTAL COMMON STOCKS —
(Cost $137,176,637)		142,846,080

SHORT TERM INVESTMENTS — 18.7%
MONEY MARKET FUNDS — 18.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	26,417,026	26,417,026
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	342,170	342,170

TOTAL SHORT TERM INVESTMENTS —
(Cost $26,759,196)		26,759,196

TOTAL INVESTMENTS — 118.3% (f)
(Cost $163,935,833)		169,605,276
OTHER ASSETS & LIABILITIES — (18.3)%		(26,245,287)

NET ASSETS — 100.0%		$143,359,989

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.2%
BHP Billiton, Ltd.	15,380	$551,438
National Australia Bank, Ltd.	24,914	634,917

		1,186,355

BELGIUM — 0.9%
Anheuser-Busch InBev NV	11,705	853,886

BRAZIL — 2.0%
Cia Energetica de Minas Gerais Preference Shares	35,422	846,765
Petroleo Brasileiro SA Preference Shares	1,500	19,199
Petroleo Brasileiro SA Preference Shares ADR	23,881	610,399
Vale SA Preference Shares	24,737	562,186

		2,038,549

CANADA — 1.5%
Potash Corp. of Saskatchewan, Inc.	10,379	472,920
Research In Motion, Ltd. (a)	19,479	285,134
Royal Bank of Canada (b)	12,385	716,371

		1,474,425

CHINA — 3.1%
China Construction Bank Corp.	843,557	651,899
China Petroleum & Chemical Corp.	640,957	698,415
Industrial & Commercial Bank of China	966,680	623,785
PetroChina Co., Ltd.	496,895	702,718
Suntech Power Holdings Co., Ltd. ADR (a)	140,427	429,707

		3,106,524

DENMARK — 0.3%
Vestas Wind Systems A/S (a)(b)	32,605	330,337

FINLAND — 0.5%
Nokia Oyj	95,003	516,436

FRANCE — 5.7%
BNP Paribas	13,638	646,103
Carrefour SA	26,154	626,056
Compagnie de Saint-Gobain	13,655	608,903
GDF Suez	21,394	551,859
LVMH Moet Hennessy Louis Vuitton SA (b)	3,831	657,359
Societe Generale	22,870	668,966
Total SA	13,066	665,376
Veolia Environnement SA	40,393	668,895
Vinci SA	12,807	666,854

		5,760,371

GERMANY — 5.5%
Allianz SE	6,767	806,269
BASF SE	9,449	825,334
Daimler AG	13,086	787,858
Deutsche Bank AG	17,909	889,702
E.ON AG	31,576	755,213
SAP AG	11,827	824,671
Siemens AG	6,585	662,867

		5,551,914

HONG KONG — 2.9%
China Mobile, Ltd.	59,881	659,046
China Unicom (Hong Kong), Ltd. (b)	285,154	483,337
CLP Holdings, Ltd.	67,452	582,082
Esprit Holdings, Ltd.	250,610	503,544
Hutchison Whampoa, Ltd.	68,415	683,797

		2,911,806

INDIA — 2.2%
Bharti Airtel, Ltd.	74,492	494,079
Infosys Technologies, Ltd. ADR	12,125	691,489
Reliance Industries, Ltd. GDR (c)	16,646	485,231
Tata Steel, Ltd. GDR	57,629	529,034

		2,199,833

ITALY — 1.0%
Assicurazioni Generali SpA	38,079	590,262
UniCredit SpA	81,222	406,262

		996,524

JAPAN — 10.5%
Bridgestone Corp.	28,464	693,830
Canon, Inc.	13,521	642,410
Honda Motor Co., Ltd. (b)	20,330	776,935
Komatsu, Ltd.	25,661	735,577
Mitsubishi Corp. (b)	26,819	625,706
Mitsubishi UFJ Financial Group, Inc. (b)	147,908	740,484
Mitsui & Co., Ltd. (b)	37,877	624,571
Mizuho Financial Group, Inc. (b)	428,655	703,183
Nintendo Co., Ltd.	3,556	537,969
Nippon Steel Corp. (b)	205,553	566,991
Panasonic Corp. (b)	61,856	571,996
Seven & I Holdings Co., Ltd.	22,835	682,039
Sony Corp.	30,542	632,403
Takeda Pharmaceutical Co., Ltd. (b)	12,785	566,272
Toshiba Corp. (b)	161,659	715,036
Toyota Motor Corp. (b)	17,628	764,712

		10,580,114

LUXEMBOURG — 0.6%
ArcelorMittal	31,693	604,806

MEXICO — 0.6%
America Movil SAB de CV	503,214	625,752

NETHERLANDS — 0.7%
Royal Dutch Shell PLC (Class A)	19,005	664,360

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	8,151	569,999

NORWAY — 0.2%
Renewable Energy Corp. ASA (a)(b)	393,686	233,007

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	190,587	553,548

RUSSIA — 0.6%
Gazprom OAO ADR	52,143	636,145

SOUTH KOREA — 1.7%
LG Electronics, Inc.	10,457	764,167
Samsung Electronics Co., Ltd. GDR	1,682	951,171

		1,715,338

SPAIN — 1.7%
Banco Bilbao Vizcaya Argentaria SA	76,938	611,369
Banco Santander SA	75,691	581,602
Telefonica SA	31,853	521,113

		1,714,084

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SWEDEN — 0.6%
Telefonaktiebolaget LM Ericsson (Class B)	55,520	$573,579

SWITZERLAND — 3.9%
ABB, Ltd. (a)	32,031	656,319
Credit Suisse Group AG (a)	24,874	708,091
Nestle SA	10,783	677,628
Novartis AG	11,046	610,564
Roche Holding AG	3,756	652,838
UBS AG (a)	47,864	669,890

		3,975,330

TAIWAN — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	48,331	738,498

UNITED KINGDOM — 6.2%
Anglo American PLC	15,528	579,807
AstraZeneca PLC	13,617	604,615
BAE Systems PLC	137,921	660,870
BP PLC	100,236	740,784
GlaxoSmithKline PLC	29,103	649,363
HSBC Holdings PLC	75,100	665,710
HSBC Holdings PLC ADR	2	89
National Grid PLC	61,204	616,558
Rio Tinto PLC	10,336	569,084
Tesco PLC	100,817	531,565
Vodafone Group PLC	235,507	647,956

		6,266,401

UNITED STATES — 43.5%
3M Co.	7,890	703,867
Abbott Laboratories	12,031	737,380
Alcoa, Inc.	51,120	512,222
Amazon.com, Inc. (a)	2,864	579,989
American Express Co.	12,433	719,373
Amgen, Inc.	11,156	758,496
Apple, Inc. (a)	1,564	937,571
AT&T, Inc.	22,004	687,185
Bank of America Corp.	85,384	817,125
Baxter International, Inc.	11,226	671,090
Carnival Corp.	19,434	623,443
Caterpillar, Inc.	7,141	760,659
Chevron Corp.	6,334	679,258
Cisco Systems, Inc.	37,803	799,533
Colgate-Palmolive Co.	6,800	664,904
ConocoPhillips	9,504	722,399
Deere & Co.	8,115	656,504
E. I. du Pont de Nemours & Co.	13,421	709,971
eBay, Inc. (a)	20,393	752,298
Exxon Mobil Corp.	8,449	732,782
FedEx Corp.	8,290	762,348
First Solar, Inc. (a)	7,063	176,928
Freeport-McMoRan Copper & Gold, Inc.	14,119	537,087
General Electric Co.	39,784	798,465
Gilead Sciences, Inc. (a)	15,771	770,413
Google, Inc. (Class A) (a)	1,139	730,372
Hewlett-Packard Co.	26,197	624,275
Honeywell International, Inc.	13,621	831,562
Intel Corp.	30,954	870,117
International Business Machines Corp.	3,790	790,784
Johnson & Johnson	9,521	628,005
JPMorgan Chase & Co.	18,346	843,549
Kraft Foods, Inc. (Class A)	17,697	672,663
McDonald’s Corp.	7,000	686,700
Medco Health Solutions, Inc. (a)	11,656	819,417
Medtronic, Inc.	17,912	701,971
Merck & Co., Inc.	19,015	730,176
Microsoft Corp.	23,607	761,326
Monsanto Co.	9,268	739,216
News Corp. (Class A)	37,717	742,648
NIKE, Inc. (Class B)	7,256	786,841
Pfizer, Inc.	32,701	741,005
Philip Morris International, Inc.	8,977	795,452
Southwest Airlines Co.	76,204	627,921
SunPower Corp. (a)	49,153	313,596
The Bank of New York Mellon Corp.	31,050	749,237
The Boeing Co.	9,798	728,677
The Coca-Cola Co.	8,627	638,484
The Goldman Sachs Group, Inc.	5,855	728,186
The Home Depot, Inc.	18,971	954,431
The NASDAQ OMX Group, Inc. (a)	26,637	689,898
The Procter & Gamble Co.	9,791	658,053
The Travelers Cos., Inc.	12,623	747,282
The Walt Disney Co.	19,457	851,827
Time Warner, Inc.	20,630	778,783
United Parcel Service, Inc. (Class B)	9,645	778,544
United Technologies Corp.	8,630	715,772
Verizon Communications, Inc.	17,454	667,266
Visa, Inc. (Class A)	7,085	836,030
Wal-Mart Stores, Inc.	11,949	731,279
Wells Fargo & Co.	25,621	874,701

		43,837,336

TOTAL COMMON STOCKS —
(Cost $111,141,816)		100,215,257

SHORT TERM INVESTMENTS — 4.7%
MONEY MARKET FUNDS — 4.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,714,287	4,714,287
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	33,365	33,365

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,747,652)		4,747,652

TOTAL INVESTMENTS — 104.2% (g)
(Cost $115,889,468)		104,962,909
OTHER ASSETS & LIABILITIES — (4.2)%		(4,260,173)

NET ASSETS — 100.0%		$100,702,736

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.5%
Oil, Gas & Consumable Fuels	7.2
Pharmaceuticals	5.7
Metals & Mining	5.1
Capital Markets	3.7
Semiconductors & Semiconductor Equipment	3.6
Aerospace & Defense	2.9
Industrial Conglomerates	2.9
Chemicals	2.7
Electric Utilities	2.7
Food & Staples Retailing	2.5
Diversified Telecommunication Services	2.4
Automobiles	2.4
Wireless Telecommunication Services	2.3
Media	2.3
Diversified Financial Services	2.3
IT Services	2.3
Computers & Peripherals	2.2
Communications Equipment	2.2
Machinery	2.2
Insurance	2.1
Software	2.1
Household Durables	2.0
Multi-Utilities	1.8
Air Freight & Logistics	1.6
Biotechnology	1.6
Beverages	1.5
Specialty Retail	1.5
Internet Software & Services	1.4
Textiles, Apparel & Luxury Goods	1.4
Health Care Equipment & Supplies	1.4
Food Products	1.4
Household Products	1.4
Hotels, Restaurants & Leisure	1.3
Trading Companies & Distributors	1.2
Electrical Equipment	1.0
Health Care Providers & Services	0.8
Tobacco	0.8
Consumer Finance	0.7
Auto Components	0.7
Construction & Engineering	0.7
Office Electronics	0.6
Airlines	0.6
Building Products	0.6
Internet & Catalog Retail	0.6
Energy Equipment & Services	0.6
Short Term Investments	4.7
Other Assets & Liabilities	(4.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Financial Statements).

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
DIVERSIFIED REITS — 6.8%
Colonial Properties Trust (a)	418,436	$9,092,614
Cousins Properties, Inc.	402,763	3,052,944
Liberty Property Trust	549,516	19,628,712
PS Business Parks, Inc. (a)	89,862	5,889,555
Vornado Realty Trust	883,970	74,430,274
Washington Real Estate Investment Trust (a)	316,234	9,392,150

		121,486,249

INDUSTRIAL REITS — 6.0%
DCT Industrial Trust, Inc. (a)	1,178,680	6,954,212
DuPont Fabros Technology, Inc. (a)	299,619	7,325,684
EastGroup Properties, Inc. (a)	129,285	6,492,693
First Industrial Realty Trust, Inc. (b)	382,763	4,727,123
First Potomac Realty Trust	239,586	2,896,595
ProLogis	2,202,179	79,322,488

		107,718,795

OFFICE REITS — 16.2%
Alexandria Real Estate Equities, Inc.	297,141	21,729,921
BioMed Realty Trust, Inc. (a)	735,972	13,968,749
Boston Properties, Inc.	698,507	73,336,250
Brandywine Realty Trust (a)	645,142	7,406,230
CommonWealth REIT	401,289	7,472,001
Corporate Office Properties Trust (a)	345,011	8,007,705
Digital Realty Trust, Inc. (a)	503,583	37,250,034
Douglas Emmett, Inc. (a)	612,349	13,967,681
Duke Realty Corp.	1,209,580	17,345,377
Franklin Street Properties Corp.	353,086	3,742,712
Highwoods Properties, Inc. (a)	347,346	11,573,569
Kilroy Realty Corp. (a)	321,823	15,000,170
Mack-Cali Realty Corp. (a)	417,210	12,023,992
Parkway Properties, Inc. (a)	107,149	1,122,922
Piedmont Office Realty Trust, Inc. (Class A)	828,333	14,702,911
SL Green Realty Corp. (a)	410,090	31,802,479

		290,452,703

RESIDENTIAL REITS — 19.0%
American Campus Communities, Inc.	333,653	14,920,962
Apartment Investment & Management Co. (Class A)	579,541	15,305,678
AvalonBay Communities, Inc.	456,182	64,481,325
BRE Properties, Inc.	358,589	18,126,674
Camden Property Trust	378,113	24,860,930
Education Realty Trust, Inc.	440,900	4,779,356
Equity Lifestyle Properties, Inc.	198,087	13,814,587
Equity Residential	1,413,066	88,486,193
Essex Property Trust, Inc. (a)	162,204	24,575,528
Home Properties, Inc.	231,599	14,129,855
Mid-America Apartment Communities, Inc. (a)	178,193	11,944,277
Post Properties, Inc.	255,387	11,967,435
Sun Communities, Inc. (a)	114,455	4,959,335
UDR, Inc.	1,051,090	28,074,614

		340,426,749

RETAIL REITS — 25.7%
Acadia Realty Trust (a)	204,293	4,604,764
CBL & Associates Properties, Inc. (a)	675,218	12,775,125
Cedar Shopping Centers, Inc. (a)	258,967	1,325,911
DDR Corp. (a)	1,154,488	16,855,525
Equity One, Inc. (a)	297,026	6,005,866
Federal Realty Investment Trust	305,436	29,563,150
General Growth Properties, Inc.	1,845,663	31,357,814
Inland Real Estate Corp. (a)	369,933	3,281,306
Kimco Realty Corp.	1,950,158	37,560,043
Kite Realty Group Trust (a)	286,397	1,509,312
Pennsylvania Real Estate Investment Trust	265,646	4,056,414
Ramco-Gershenson Properties Trust	185,830	2,270,843
Regency Centers Corp.	431,352	19,186,537
Rouse Properties, Inc. (a)(b)	70,145	949,763
Saul Centers, Inc.	37,828	1,526,738
Simon Property Group, Inc.	1,404,847	204,658,111
Tanger Factory Outlet Centers, Inc.	412,160	12,253,517
Taubman Centers, Inc.	277,739	20,261,060
The Macerich Co. (a)	632,875	36,548,531
Weingarten Realty Investors (a)	579,790	15,323,850

		461,874,180

SPECIALIZED REITS — 26.1%
Ashford Hospitality Trust, Inc. (a)	326,368	2,940,576
CubeSmart	546,850	6,507,515
DiamondRock Hospitality Co.	807,389	8,308,033
Extra Space Storage, Inc. (a)	452,229	13,019,673
FelCor Lodging Trust, Inc. (a)(b)	596,028	2,145,701
HCP, Inc.	1,948,005	76,868,277
Health Care REIT, Inc.	1,008,888	55,448,484
Healthcare Realty Trust, Inc.	373,375	8,214,250
Hersha Hospitality Trust	720,508	3,933,974
Hospitality Properties Trust	591,948	15,668,864
Host Hotels & Resorts, Inc.	3,387,950	55,630,139
LaSalle Hotel Properties	408,244	11,487,986
Pebblebrook Hotel Trust (a)	243,968	5,508,797
Public Storage	676,556	93,479,742
Senior Housing Properties Trust	780,312	17,205,880
Sovran Self Storage, Inc. (a)	131,944	6,574,769
Sunstone Hotel Investors, Inc. (b)	564,678	5,499,964
Universal Health Realty Income Trust (a)	56,573	2,241,988
Ventas, Inc.	1,381,357	78,875,485

		469,560,097

TOTAL COMMON STOCKS —
(Cost $1,632,855,293)		1,791,518,773

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 7.4%
MONEY MARKET FUNDS — 7.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	128,711,787	$128,711,787
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	3,777,234	3,777,234

TOTAL SHORT TERM INVESTMENTS —
(Cost $132,489,021)		132,489,021

TOTAL INVESTMENTS — 107.2% (f)
(Cost $1,765,344,314)		1,924,007,794
OTHER ASSETS & LIABILITIES — (7.2)%		(128,877,802)

NET ASSETS — 100.0%		$1,795,129,992

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 5.3%
Northern Trust Corp.	1,039,865	$49,341,594
The Bank of New York Mellon Corp.	2,053,972	49,562,345

		98,903,939

DIVERSIFIED BANKS — 7.9%
Comerica, Inc.	1,512,663	48,949,775
U.S. Bancorp	1,549,428	49,085,879
Wells Fargo & Co.	1,454,507	49,656,869

		147,692,523

OTHER DIVERSIFIED FINANCIAL SERVICES — 8.4%
Bank of America Corp.	5,720,028	54,740,668
Citigroup, Inc.	1,346,547	49,216,293
JPMorgan Chase & Co.	1,122,265	51,601,744

		155,558,705

REGIONAL BANKS — 67.7%
Associated Banc-Corp.	3,464,724	48,367,547
Bank of Hawaii Corp. (a)	993,143	48,018,464
BB&T Corp.	1,563,132	49,066,713
CapitalSource, Inc.	6,732,021	44,431,339
CIT Group, Inc. (b)	1,162,974	47,961,048
City National Corp. (a)	965,503	50,659,942
Commerce Bancshares, Inc.	1,174,028	47,571,615
Cullen/Frost Bankers, Inc. (a)	793,382	46,166,899
East West Bancorp, Inc.	2,043,830	47,192,035
Fifth Third Bancorp	3,346,336	47,016,021
First Horizon National Corp. (a)	4,563,574	47,369,898
Fulton Financial Corp.	4,655,807	48,885,973
Hancock Holding Co. (a)	1,334,035	47,371,583
Huntington Bancshares, Inc.	7,857,640	50,681,778
Keycorp	5,741,533	48,803,030
M&T Bank Corp.	566,018	49,175,644
PNC Financial Services Group, Inc.	775,307	49,999,548
Popular, Inc. (b)	24,107,972	49,421,343
Prosperity Bancshares, Inc. (a)	972,052	44,519,982
Regions Financial Corp.	7,939,092	52,318,616
Signature Bank (a)(b)	748,708	47,198,552
SunTrust Banks, Inc.	2,052,920	49,619,076
SVB Financial Group (a)(b)	737,355	47,441,421
TCF Financial Corp. (a)	4,291,336	51,023,985
Valley National Bancorp (a)	3,707,399	48,010,817
Zions Bancorporation (a)	2,424,771	52,035,586

		1,260,328,455

THRIFTS & MORTGAGE FINANCE — 10.5%
First Niagara Financial Group, Inc.	4,919,464	48,407,526
Hudson City Bancorp, Inc.	6,781,505	49,572,801
New York Community Bancorp, Inc. (a)	3,544,613	49,305,567
People’s United Financial, Inc. (a)	3,671,808	48,614,738

		195,900,632

TOTAL COMMON STOCKS —
(Cost $1,764,778,521)		1,858,384,254

SHORT TERM INVESTMENTS — 7.6%
MONEY MARKET FUNDS — 7.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	140,394,451	140,394,451
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	2,087,039	2,087,039

TOTAL SHORT TERM INVESTMENTS —
(Cost $142,481,490)		142,481,490

TOTAL INVESTMENTS — 107.4% (f)
(Cost $1,907,260,011)		2,000,865,744
OTHER ASSETS & LIABILITIES — (7.4)%		(138,235,287)

NET ASSETS — 100.0%		$1,862,630,457

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
ASSET MANAGEMENT & CUSTODY BANKS — 62.4%
Affiliated Managers Group, Inc. (a)	9,352	$1,045,647
American Capital, Ltd. (a)	113,168	981,167
Ameriprise Financial, Inc.	18,161	1,037,538
Apollo Investment Corp.	144,212	1,034,000
Ares Capital Corp.	62,137	1,015,940
BlackRock Kelso Capital Corp.	29,054	285,310
BlackRock, Inc. (b)	5,137	1,052,571
Cohen & Steers, Inc. (b)	10,543	336,322
Eaton Vance Corp. (b)	36,284	1,036,997
Federated Investors, Inc. (Class B) (b)	49,727	1,114,382
Fifth Street Finance Corp. (b)	65,390	638,206
Financial Engines, Inc. (a)	23,499	525,438
Franklin Resources, Inc. (b)	8,500	1,054,255
Hercules Technology Growth Capital, Inc. (b)	25,424	281,698
Invesco, Ltd.	41,090	1,095,870
Janus Capital Group, Inc. (b)	115,303	1,027,350
Legg Mason, Inc.	37,119	1,036,734
Main Street Capital Corp. (b)	13,480	332,012
MCG Capital Corp. (b)	31,948	135,779
Northern Trust Corp. (b)	23,089	1,095,573
PennantPark Investment Corp. (b)	37,027	385,081
Prospect Capital Corp. (b)	95,871	1,052,664
SEI Investments Co.	50,962	1,054,404
State Street Corp. (c)	24,261	1,103,875
T. Rowe Price Group, Inc. (b)	16,167	1,055,705
The Bank of New York Mellon Corp. (b)	45,548	1,099,073
Triangle Capital Corp.	17,923	353,979
Waddell & Reed Financial, Inc. (Class A)	32,080	1,039,713

		23,307,283

INVESTMENT BANKING & BROKERAGE — 37.1%
BGC Partners, Inc. (Class A)	49,020	362,258
E*TRADE Financial Corp. (a)	105,606	1,156,386
Evercore Partners, Inc. (Class A)	11,936	346,980
Greenhill & Co., Inc. (b)	21,948	957,811
Investment Technology Group, Inc. (a)(b)	33,999	406,628
Jefferies Group, Inc. (b)	59,074	1,112,954
KBW, Inc. (b)	18,761	347,078
Knight Capital Group, Inc. (Class A) (a)(b)	69,259	891,363
Lazard, Ltd. (Class A)	33,347	952,390
LPL Investment Holdings, Inc. (a)(b)	16,891	640,845
Morgan Stanley (b)	55,599	1,091,964
Piper Jaffray Co., Inc. (a)(b)	11,030	293,619
Raymond James Financial, Inc. (b)	28,806	1,052,283
Stifel Financial Corp. (a)(b)	28,110	1,063,682
TD Ameritrade Holding Corp. (b)	53,787	1,061,755
The Charles Schwab Corp.	72,207	1,037,615
The Goldman Sachs Group, Inc.	8,752	1,088,486

		13,864,097

TOTAL COMMON STOCKS —
(Cost $41,200,191)		37,171,380

SHORT TERM INVESTMENTS — 23.9%
MONEY MARKET FUNDS — 23.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,820,139	8,820,139
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	123,616	123,616

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,943,755)		8,943,755

TOTAL INVESTMENTS — 123.4% (g)
(Cost $50,143,946)		46,115,135
OTHER ASSETS & LIABILITIES — (23.4)%		(8,751,835)

NET ASSETS — 100.0%		$37,363,300

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 9.7%
AON Corp.	67,716	$3,322,147
Arthur J. Gallagher & Co. (a)	92,658	3,311,597
Brown & Brown, Inc.	136,496	3,245,875
Marsh & McLennan Cos., Inc.	100,919	3,309,134

		13,188,753

LIFE & HEALTH INSURANCE — 19.8%
Aflac, Inc.	72,073	3,314,637
Lincoln National Corp.	131,771	3,473,484
MetLife, Inc.	84,761	3,165,823
Principal Financial Group, Inc.	119,939	3,539,400
Protective Life Corp. (a)	115,111	3,409,588
Prudential Financial, Inc.	52,506	3,328,355
Torchmark Corp.	66,717	3,325,842
Unum Group	137,016	3,354,152

		26,911,281

MULTI-LINE INSURANCE — 17.1%
American Financial Group, Inc.	86,589	3,340,604
American International Group, Inc. (b)	115,232	3,552,603
Assurant, Inc.	78,197	3,166,978
Genworth Financial, Inc. (Class A) (b)	365,829	3,043,697
Hartford Financial Services Group, Inc.	162,185	3,418,860
HCC Insurance Holdings, Inc.	104,972	3,271,977
Loews Corp.	84,233	3,358,370

		23,153,089

PROPERTY & CASUALTY INSURANCE — 33.9%
ACE, Ltd.	45,454	3,327,233
Alleghany Corp. (b)	9,836	3,237,028
Allied World Assurance Company Holdings, Ltd. (a)	47,296	3,247,816
Assured Guaranty, Ltd.	187,662	3,100,176
Axis Capital Holdings, Ltd.	101,488	3,366,357
Cincinnati Financial Corp. (a)	92,896	3,205,841
Fidelity National Financial, Inc. (Class A)	183,589	3,310,110
Old Republic International Corp. (a)	297,073	3,134,120
ProAssurance Corp.	36,263	3,195,133
The Allstate Corp.	102,828	3,385,098
The Chubb Corp.	48,468	3,349,623
The Progressive Corp.	150,355	3,485,229
The Travelers Cos., Inc.	56,483	3,343,794
W.R. Berkley Corp.	91,761	3,314,407

		46,001,965

REINSURANCE — 19.2%
Alterra Capital Holdings Ltd. (a)	113,522	2,608,736
Arch Capital Group, Ltd. (b)	87,085	3,243,045
Everest Re Group, Ltd.	35,678	3,300,928
PartnerRe, Ltd.	50,754	3,445,689
Reinsurance Group of America, Inc.	58,074	3,453,661
RenaissanceRe Holdings, Ltd.	44,364	3,359,686
Validus Holdings, Ltd.	105,641	3,269,589
XL Group PLC	153,374	3,326,682

		26,008,016

TOTAL COMMON STOCKS —
(Cost $133,817,513)		135,263,104

SHORT TERM INVESTMENTS — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	7,223,348	7,223,348
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	283,236	283,236

TOTAL SHORT TERM INVESTMENTS —
(Cost $7,506,584)		7,506,584

TOTAL INVESTMENTS — 105.2% (f)
(Cost $141,324,097)		142,769,688
OTHER ASSETS & LIABILITIES — (5.2)%		(7,008,543)

NET ASSETS — 100.0%		$135,761,145

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
HOUSEHOLD DURABLES — 19.0%
D.R. Horton, Inc. (a)	6,542	$99,242
Lennar Corp. (Class A) (a)	3,976	108,068
M.D.C. Holdings, Inc.	4,029	103,908
NVR, Inc. (a)(b)	140	101,686
Pulte Group, Inc. (a)(b)	11,219	99,288
The Ryland Group, Inc. (a)	5,293	102,049
Toll Brothers, Inc. (a)(b)	4,211	101,022

		715,263

INSURANCE — 55.3%
ACE, Ltd. (a)	1,412	103,358
Allied World Assurance Company Holdings, Ltd. (a)	1,471	101,014
Amtrust Financial Services, Inc. (a)	2,137	57,443
Aspen Insurance Holdings, Ltd. (a)	3,077	85,971
Assured Guaranty, Ltd. (a)	5,833	96,361
Axis Capital Holdings, Ltd.	3,155	104,651
Cincinnati Financial Corp. (a)	2,888	99,665
CNA Financial Corp.	1,303	38,217
Employers Holdings, Inc. (a)	1,493	26,441
Fidelity National Financial, Inc. (Class A)	5,708	102,915
First American Financial Corp. (a)	3,723	61,913
Harleysville Group, Inc. (a)	894	51,584
MBIA, Inc. (a)(b)	10,530	103,194
Mercury General Corp.	1,398	61,149
Old Republic International Corp. (a)	9,233	97,408
ProAssurance Corp. (a)	1,001	88,198
RLI Corp. (a)	787	56,381
The Allstate Corp. (a)	3,196	105,212
The Chubb Corp.	1,505	104,011
The Hanover Insurance Group, Inc.	1,775	72,988
The Progressive Corp. (a)	4,674	108,343
The Travelers Cos., Inc.	1,757	104,014
Tower Group, Inc. (a)	1,747	39,185
W.R. Berkley Corp. (a)	2,851	102,978
XL Group PLC	4,769	103,440

		2,076,034

THRIFTS & MORTGAGE FINANCE — 25.3%
Astoria Financial Corp. (a)	7,854	77,441
BankUnited, Inc. (a)	2,423	60,575
Brookline Bancorp, Inc. (a)	2,628	24,624
Capitol Federal Financial, Inc.	6,646	78,822
Hudson City Bancorp, Inc. (a)	14,904	108,948
MGIC Investment Corp. (b)	21,999	109,115
New York Community Bancorp, Inc. (a)	7,790	108,359
Northwest Bancshares, Inc. (a)	3,419	43,421
Ocwen Financial Corp. (b)	6,118	95,624
Oritani Financial Corp. (a)	1,785	26,204
People’s United Financial, Inc. (a)	8,070	106,847
Provident Financial Services, Inc. (a)	1,644	23,887
TFS Financial Corp. (a)(b)	1,929	18,326
Washington Federal, Inc. (a)	4,040	67,953

		950,146

TOTAL COMMON STOCKS —
(Cost $3,297,926)		3,741,443

SHORT TERM INVESTMENTS — 27.8%
MONEY MARKET FUNDS — 27.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,034,703	1,034,703
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	7,872	7,872

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,042,575)		1,042,575

TOTAL INVESTMENTS — 127.4% (f)
(Cost $4,340,501)		4,784,018
OTHER ASSETS & LIABILITIES — (27.4)%		(1,029,440)

NET ASSETS — 100.0%		$3,754,578

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 96.4%
Associated Banc-Corp.	1,486,309	$20,748,874
BancorpSouth, Inc.	1,612,504	21,720,429
Bank of Hawaii Corp.	426,347	20,613,877
Bank of the Ozarks, Inc. (a)	566,435	17,706,758
BB&T Corp.	670,501	21,047,026
BBCN Bancorp, Inc. (b)	1,023,891	11,395,907
BOK Financial Corp. (a)	230,375	12,965,505
Boston Private Financial Holdings, Inc.	1,015,424	10,062,852
CapitalSource, Inc.	2,887,853	19,059,830
Cathay General Bancorp (a)	825,122	14,604,659
Chemical Financial Corp. (a)	143,937	3,373,883
CIT Group, Inc. (b)	498,816	20,571,172
Citizens Republic Bancorp, Inc. (b)	441,197	6,887,085
City Holding Co. (a)	124,972	4,339,028
City National Corp. (a)	414,342	21,740,525
Columbia Banking System, Inc. (a)	546,398	12,446,946
Commerce Bancshares, Inc.	503,641	20,407,533
Community Bank System, Inc. (a)	568,148	16,351,299
Cullen/Frost Bankers, Inc. (a)	340,395	19,807,585
CVB Financial Corp. (a)	1,477,677	17,347,928
East West Bancorp, Inc.	876,740	20,243,927
F.N.B. Corp. (a)	1,676,814	20,255,913
Fifth Third Bancorp	1,435,530	20,169,197
First Commonwealth Financial Corp.	1,254,576	7,678,005
First Financial Bancorp	508,397	8,795,268
First Financial Bankshares, Inc. (a)	240,898	8,482,019
First Horizon National Corp.	1,957,684	20,320,760
First Midwest Bancorp, Inc.	1,016,111	12,173,010
First Republic Bank (b)	645,939	21,277,231
FirstMerit Corp.	1,200,786	20,245,252
Fulton Financial Corp.	1,997,266	20,971,293
Glacier Bancorp, Inc. (a)	830,825	12,412,526
Hancock Holding Co. (a)	572,587	20,332,564
Home Bancshares, Inc.	184,735	4,915,798
Huntington Bancshares, Inc.	3,370,822	21,741,802
IBERIABANK Corp. (a)	317,439	16,973,463
Independent Bank Corp.-Massachusetts (a)	145,286	4,174,067
International Bancshares Corp.	521,424	11,028,118
Investors Bancorp, Inc. (b)	367,319	5,517,131
Keycorp	2,462,959	20,935,152
M&T Bank Corp.	242,818	21,096,028
MB Financial, Inc.	575,390	12,077,436
National Penn Bancshares, Inc. (a)	1,613,133	14,276,227
Old National Bancorp (a)	1,261,364	16,574,323
Oriental Financial Group, Inc. (a)	522,100	6,317,410
PacWest Bancorp (a)	426,280	10,358,604
Park National Corp. (a)	85,948	5,945,023
Pinnacle Financial Partners, Inc. (a)(b)	517,447	9,495,152
PNC Financial Services Group, Inc.	332,544	21,445,763
Popular, Inc. (b)	10,341,922	21,200,940
PrivateBancorp, Inc. (a)	1,219,195	18,495,188
Prosperity Bancshares, Inc. (a)	444,578	20,361,672
Regions Financial Corp.	3,405,716	22,443,668
S&T Bancorp, Inc. (a)	177,006	3,839,260
Signature Bank (b)	321,127	20,243,846
State Bank Financial Corp. (b)	373,446	6,539,040
Sterling Financial Corp. (b)	194,606	4,063,373
SunTrust Banks, Inc.	880,648	21,285,262
Susquehanna Bancshares, Inc.	2,137,745	21,120,921
SVB Financial Group (b)	316,543	20,366,377
Synovus Financial Corp. (a)	9,976,219	20,451,249
TCF Financial Corp.	1,840,929	21,888,646
Texas Capital Bancshares, Inc. (a)(b)	570,886	19,764,073
Trustmark Corp. (a)	781,953	19,533,186
UMB Financial Corp. (a)	304,489	13,621,315
Umpqua Holdings Corp. (a)	1,627,105	22,063,544
United Bankshares, Inc. (a)	663,960	19,161,886
Valley National Bancorp (a)	1,590,414	20,595,861
Westamerica Bancorporation (a)	417,430	20,036,640
Western Alliance Bancorp (b)	855,882	7,249,321
Wintrust Financial Corp. (a)	564,915	20,218,308
Zions Bancorporation	1,040,190	22,322,477

		1,136,293,216

THRIFTS & MORTGAGE FINANCE — 3.5%
First Niagara Financial Group, Inc.	2,110,365	20,765,992
Webster Financial Corp.	888,565	20,143,768

		40,909,760

TOTAL COMMON STOCKS —
(Cost $1,143,964,046)		1,177,202,976

SHORT TERM INVESTMENTS — 10.5%
MONEY MARKET FUNDS — 10.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	124,039,892	124,039,892
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	250,301	250,301

TOTAL SHORT TERM INVESTMENTS —
(Cost $124,290,193)		124,290,193

TOTAL INVESTMENTS — 110.4% (f)
(Cost $1,268,254,239)		1,301,493,169
OTHER ASSETS & LIABILITIES — (10.4)%		(122,430,089)

NET ASSETS — 100.0%		$1,179,063,080

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 16.9%
Cisco Systems, Inc.	248,866	$5,263,516
F5 Networks, Inc. (a)	42,500	5,735,800
Juniper Networks, Inc. (a)	243,300	5,566,704
Nokia Oyj ADR (b)	953,805	5,236,389
QUALCOMM, Inc.	85,141	5,791,291
Telefonaktiebolaget LM Ericsson (Class B) ADR	476,403	4,911,715

		32,505,415

COMPUTERS & PERIPHERALS — 15.5%
Apple, Inc. (a)	11,721	7,026,388
Dell, Inc. (a)	297,200	4,933,520
EMC Corp. (a)	200,605	5,994,077
Hewlett-Packard Co.	172,734	4,116,251
Seagate Technology PLC	289,350	7,797,983

		29,868,219

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.9%
Flextronics International, Ltd. (a)	770,949	5,573,961

INTERNET & CATALOG RETAIL — 2.6%
Amazon.com, Inc. (a)	24,708	5,003,617

INTERNET SOFTWARE & SERVICES — 11.1%
eBay, Inc. (a)	146,875	5,418,219
Google, Inc. (Class A) (a)	7,128	4,570,758
LinkedIn Corp. (Class A) (a)	67,801	6,915,024
Yahoo!, Inc. (a)(b)	298,404	4,541,709

		21,445,710

IT SERVICES — 14.1%
Accenture PLC (Class A)	82,479	5,319,896
Cognizant Technology Solutions Corp. (Class A) (a)	68,200	5,247,990
International Business Machines Corp.	24,333	5,077,080
Teradata Corp. (a)	90,600	6,174,390
Visa, Inc. (Class A)	45,800	5,404,400

		27,223,756

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 16.9%
Analog Devices, Inc.	130,714	5,280,846
Applied Materials, Inc.	432,086	5,375,150
Broadcom Corp. (Class A) (a)	155,412	6,107,691
Intel Corp.	191,854	5,393,016
NVIDIA Corp. (a)	330,425	5,085,241
Texas Instruments, Inc.	155,578	5,228,976

		32,470,920

SOFTWARE — 19.7%
Activision Blizzard, Inc. (b)	375,794	4,817,679
Intuit, Inc.	86,180	5,182,004
Microsoft Corp.	171,681	5,536,712
Oracle Corp.	152,815	4,456,085
Salesforce.com, Inc. (a)(b)	41,666	6,437,814
SAP AG ADR	81,741	5,707,157
VMware, Inc. (Class A) (a)	52,000	5,843,240

		37,980,691

TOTAL COMMON STOCKS —
(Cost $174,687,718)		192,072,289

SHORT TERM INVESTMENTS — 5.5%
MONEY MARKET FUNDS — 5.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,975,755	9,975,755
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	555,260	555,260

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,531,015)		10,531,015

TOTAL INVESTMENTS — 105.2% (f)
(Cost $185,218,733)		202,603,304
OTHER ASSETS & LIABILITIES — (5.2)%		(9,947,550)

NET ASSETS — 100.0%		$192,655,754

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
BEVERAGES — 3.7%
PepsiCo, Inc.	2,739,678	$181,777,635
The Coca-Cola Co.	2,201,898	162,962,471

		344,740,106

CAPITAL MARKETS — 2.5%
Eaton Vance Corp. (a)	3,931,808	112,371,073
T. Rowe Price Group, Inc. (a)	1,888,916	123,346,215

		235,717,288

CHEMICALS — 4.9%
Air Products & Chemicals, Inc.	1,500,987	137,790,607
PPG Industries, Inc. (a)	1,442,618	138,202,804
RPM International, Inc. (a)(b)	6,913,707	181,069,986

		457,063,397

COMMERCIAL BANKS — 2.5%
Commerce Bancshares, Inc. (a)	3,250,938	131,728,008
United Bankshares, Inc. (a)(b)	3,581,405	103,359,348

		235,087,356

COMMERCIAL SERVICES & SUPPLIES — 4.7%
ABM Industries, Inc. (a)(b)	3,238,395	78,692,998
Pitney Bowes, Inc. (a)(b)	20,131,322	353,908,641

		432,601,639

COMPUTERS & PERIPHERALS — 1.5%
Diebold, Inc. (b)	3,584,870	138,089,193

CONTAINERS & PACKAGING — 3.5%
Bemis Co., Inc. (a)(b)	5,353,753	172,872,684
Sonoco Products Co. (a)	4,701,865	156,101,918

		328,974,602

DISTRIBUTORS — 1.8%
Genuine Parts Co.	2,655,213	166,614,616

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.3%
AT&T, Inc.	9,909,298	309,467,377

ELECTRICAL EQUIPMENT — 2.9%
Brady Corp. (Class A) (a)(b)	2,950,747	95,456,665
Emerson Electric Co.	3,330,460	173,783,403

		269,240,068

FOOD & STAPLES RETAILING — 5.2%
Sysco Corp. (a)	6,573,955	196,298,297
Wal-Mart Stores, Inc.	2,399,536	146,851,603
Walgreen Co.	4,312,282	144,418,324

		487,568,224

FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.	3,788,592	119,946,823
McCormick & Co., Inc. (a)	2,566,783	139,709,999

		259,656,822

GAS UTILITIES — 6.1%
National Fuel Gas Co. (a)	2,953,383	142,116,790
Northwest Natural Gas Co. (a)	1,049,104	47,629,321
Piedmont Natural Gas Co., Inc. (a)	2,815,699	87,483,768
Questar Corp. (a)(b)	9,180,158	176,809,843
WGL Holdings, Inc. (a)(b)	2,774,444	112,919,871

		566,959,593

HEALTH CARE EQUIPMENT & SUPPLIES — 2.9%
Becton, Dickinson and Co. (a)	1,632,443	126,759,199
Medtronic, Inc. (a)	3,516,832	137,824,646

		264,583,845

HOTELS, RESTAURANTS & LEISURE — 1.6%
McDonald’s Corp.	1,496,644	146,820,777

HOUSEHOLD DURABLES — 2.9%
Leggett & Platt, Inc. (a)(b)	11,522,336	265,128,951

HOUSEHOLD PRODUCTS — 7.6%
Colgate-Palmolive Co.	1,407,800	137,654,684
Kimberly-Clark Corp.	2,935,779	216,924,710
The Clorox Co.	2,765,903	190,155,831
The Procter & Gamble Co.	2,426,842	163,108,051

		707,843,276

INDUSTRIAL CONGLOMERATES — 1.6%
3M Co.	1,620,311	144,547,944

INSURANCE — 9.2%
Aflac, Inc.	3,115,032	143,260,322
Cincinnati Financial Corp. (a)	6,857,590	236,655,431
Mercury General Corp.	1,798,153	78,651,212
Old Republic International Corp. (a)(b)	25,059,389	264,376,554
The Chubb Corp.	1,870,777	129,289,398

		852,232,917

IT SERVICES — 1.7%
Automatic Data Processing, Inc.	2,821,178	155,700,814

MACHINERY — 5.4%
Dover Corp.	1,619,722	101,945,303
Illinois Tool Works, Inc. (a)	2,446,235	139,728,943
Pentair, Inc. (a)	3,126,729	148,863,568
Stanley Black & Decker, Inc.	1,464,887	112,737,703

		503,275,517

MEDIA — 1.3%
The McGraw-Hill Cos., Inc.	2,481,065	120,257,221

METALS & MINING — 1.9%
Nucor Corp. (a)	4,059,442	174,353,034

MULTI-UTILITIES — 4.5%
Black Hills Corp. (a)(b)	2,527,607	84,750,663
Consolidated Edison, Inc. (a)	3,777,105	220,658,474
Vectren Corp.	3,797,722	110,361,801

		415,770,938

MULTILINE RETAIL — 1.2%
Target Corp. (a)	1,967,272	114,632,940

OIL, GAS & CONSUMABLE FUELS — 1.2%
Exxon Mobil Corp.	1,323,780	114,811,439

PHARMACEUTICALS — 4.2%
Abbott Laboratories	3,353,787	205,553,605
Johnson & Johnson	2,836,174	187,074,037

		392,627,642

REAL ESTATE INVESTMENT TRUSTS — 4.5%
Federal Realty Investment Trust (a)	1,599,432	154,809,023
HCP, Inc.	6,753,441	266,490,782

		421,299,805

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SPECIALTY RETAIL — 1.2%
Lowe’s Cos., Inc.	3,663,108	$114,948,329

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
V.F. Corp.	711,393	103,849,150

TOTAL COMMON STOCKS —
(Cost $8,361,667,183)		9,244,464,820

SHORT TERM INVESTMENTS — 7.5%
MONEY MARKET FUNDS — 7.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	663,796,004	663,796,004
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	40,017,917	40,017,917

TOTAL SHORT TERM INVESTMENTS —
(Cost $703,813,921)		703,813,921

TOTAL INVESTMENTS — 106.9% (f)
(Cost $9,065,481,104)		9,948,278,741
OTHER ASSETS & LIABILITIES — (6.9)%		(646,308,656)

NET ASSETS — 100.0%		$9,301,970,085

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2012, outstanding total return swaps contracts were as follows:

Pay/Receive							Net Unrealized
Total Return on	Reference	Number of	Floating	Maturity	Notional	Market	Appreciation
Reference Entity	Entity	Shares	Rate	Date	Cost	Value	(Depreciation)	Counterparty

Receive	Eaton Vance	890,000	1-Week LIBOR	4/19/2012	$26,032,500	$25,436,200	$(596,300)	Goldman Sachs

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 99.9%
AAR Corp.	6,950	$126,837
Aerovironment, Inc. (a)	8,433	226,089
Alliant Techsystems, Inc.	7,323	367,029
American Science & Engineering, Inc.	1,688	113,180
BE Aerospace, Inc. (a)	14,046	652,718
Ceradyne, Inc.	6,116	199,137
Cubic Corp.	2,313	109,359
Curtiss-Wright Corp.	6,522	241,379
DigitalGlobe, Inc. (a)	12,565	167,617
Esterline Technologies Corp. (a)	6,065	433,405
Exelis, Inc.	39,884	499,348
General Dynamics Corp.	9,228	677,151
GeoEye, Inc. (a)	11,115	267,538
Goodrich Corp.	5,257	659,438
HEICO Corp.	5,783	298,345
Hexcel Corp. (a)	26,442	634,872
Honeywell International, Inc.	11,083	676,617
Huntington Ingalls Industries, Inc. (a)	7,454	299,949
L-3 Communications Holdings, Inc.	9,715	687,531
Lockheed Martin Corp.	7,452	669,637
Moog, Inc. (Class A) (a)	4,377	187,729
National Presto Industries, Inc.	1,217	92,322
Northrop Grumman Corp.	11,009	672,430
Orbital Sciences Corp. (a)	9,669	127,147
Precision Castparts Corp.	3,797	656,501
Raytheon Co.	12,781	674,581
Rockwell Collins, Inc.	11,257	647,953
Spirit Aerosystems Holdings, Inc. (Class A) (a)	25,847	632,218
Teledyne Technologies, Inc. (a)	4,727	298,037
Textron, Inc.	24,528	682,614
The Boeing Co.	9,040	672,305
TransDigm Group, Inc. (a)	5,822	673,955
Triumph Group, Inc.	10,414	652,541
United Technologies Corp.	7,929	657,631

TOTAL COMMON STOCKS —
(Cost $13,862,644)		15,335,140

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $18,409)	18,409	18,409

TOTAL INVESTMENTS — 100.0% (d)
(Cost $13,881,053)		15,353,549
OTHER ASSETS & LIABILITIES — 0.0% (e)		3,595

NET ASSETS — 100.0%		$15,357,144

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 99.8%
Achillion Pharmaceuticals, Inc. (a)	1,366,137	$13,087,592
Acorda Therapeutics, Inc. (a)	465,047	12,346,998
Alexion Pharmaceuticals, Inc. (a)	174,489	16,203,049
Alkermes PLC (a)(b)	858,912	15,932,818
Alnylam Pharmaceuticals, Inc. (a)(b)	391,642	4,335,477
Amgen, Inc.	217,358	14,778,170
Amylin Pharmaceuticals, Inc. (a)(b)	936,100	23,365,056
Ardea Biosciences, Inc. (a)(b)	225,690	4,911,014
ARIAD Pharmaceuticals, Inc. (a)	1,004,148	16,016,161
Aveo Pharmaceuticals, Inc. (a)(b)	427,322	5,303,066
Biogen Idec, Inc. (a)	122,531	15,435,230
BioMarin Pharmaceutical, Inc. (a)	430,095	14,730,754
Celgene Corp. (a)	196,652	15,244,463
Cepheid, Inc. (a)(b)	345,493	14,451,972
Cubist Pharmaceuticals, Inc. (a)(b)	342,749	14,823,894
Dendreon Corp. (a)(b)	1,466,373	15,624,204
Dynavax Technologies Corp. (a)	1,526,807	7,725,643
Emergent Biosolutions, Inc. (a)	165,669	2,650,704
Enzon Pharmaceuticals, Inc. (a)(b)	241,019	1,648,570
Exact Sciences Corp. (a)(b)	553,729	6,179,616
Exelixis, Inc. (a)(b)	1,806,975	9,360,130
Genomic Health, Inc. (a)(b)	169,232	5,180,192
Gilead Sciences, Inc. (a)	320,737	15,668,002
Halozyme Therapeutics, Inc. (a)(b)	688,595	8,786,472
Human Genome Sciences, Inc. (a)(b)	1,796,032	14,799,304
Idenix Pharmaceuticals, Inc. (a)(b)	1,324,493	12,966,786
ImmunoGen, Inc. (a)(b)	451,838	6,501,949
Incyte Corp. (a)(b)	861,376	16,624,557
InterMune, Inc. (a)(b)	1,013,151	14,862,925
Ironwood Pharmaceuticals, Inc. (a)(b)	473,554	6,303,004
Isis Pharmaceuticals, Inc. (a)(b)	560,002	4,911,218
Medivation, Inc. (a)	199,666	14,919,044
Momenta Pharmaceuticals, Inc. (a)(b)	980,798	15,025,825
Myriad Genetics, Inc. (a)	522,380	12,359,511
Neurocrine Biosciences, Inc. (a)	528,613	4,213,046
NPS Pharmaceuticals, Inc. (a)	853,975	5,841,189
Onyx Pharmaceuticals, Inc. (a)	387,495	14,600,812
Opko Health, Inc. (a)(b)	1,597,902	7,558,076
Pharmacyclics, Inc. (a)(b)	582,627	16,173,725
Regeneron Pharmaceuticals, Inc. (a)(b)	137,921	16,084,347
Rigel Pharmaceuticals, Inc. (a)	289,685	2,331,964
Seattle Genetics, Inc. (a)(b)	824,391	16,801,089
Spectrum Pharmaceuticals, Inc. (a)(b)	1,158,367	14,630,175
Theravance, Inc. (a)(b)	679,540	13,251,030
United Therapeutics Corp. (a)	315,545	14,871,636
Vertex Pharmaceuticals, Inc. (a)	353,695	14,505,032

TOTAL COMMON STOCKS —
(Cost $505,226,123)		533,925,491

SHORT TERM INVESTMENTS — 24.0%
MONEY MARKET FUNDS — 24.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	127,302,098	127,302,098
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	991,292	991,292

TOTAL SHORT TERM INVESTMENTS —
(Cost $128,293,390)		128,293,390

TOTAL INVESTMENTS — 123.8% (f)
(Cost $633,519,513)		662,218,881
OTHER ASSETS & LIABILITIES — (23.8)%		(127,394,640)

NET ASSETS — 100.0%		$534,824,241

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
HEALTH CARE EQUIPMENT — 83.4%
Abaxis, Inc. (a)	4,532	$132,017
ABIOMED, Inc. (a)	17,969	398,732
Accuray, Inc. (a)	20,700	146,142
Analogic Corp.	2,093	141,361
ArthroCare Corp. (a)	11,740	315,219
Baxter International, Inc.	8,743	522,656
Becton, Dickinson and Co.	6,693	519,711
Boston Scientific Corp. (a)	86,537	517,491
C.R. Bard, Inc.	5,473	540,295
CareFusion Corp. (a)	20,315	526,768
Conceptus, Inc. (a)	8,779	126,242
CONMED Corp.	5,770	172,350
Covidien PLC	9,828	537,395
Cyberonics, Inc. (a)	8,835	336,879
DexCom, Inc. (a)	21,833	227,718
Edwards Lifesciences Corp. (a)	7,471	543,366
Gen-Probe, Inc. (a)	7,692	510,826
Greatbatch, Inc. (a)	6,682	163,843
HeartWare International, Inc. (a)	3,458	227,156
Hill-Rom Holdings, Inc.	14,787	494,034
Hologic, Inc. (a)	24,475	527,436
IDEXX Laboratories, Inc. (a)	6,064	530,297
Insulet Corp. (a)	16,178	309,647
Integra LifeSciences Holdings Corp. (a)	14,004	485,799
Intuitive Surgical, Inc. (a)	983	532,540
Invacare Corp.	12,315	204,060
MAKO Surgical Corp. (a)	13,538	570,627
Masimo Corp. (a)	21,600	505,008
Medtronic, Inc.	13,645	534,748
NuVasive, Inc. (a)	32,383	545,330
NxStage Medical, Inc. (a)	26,410	508,921
Orthofix International NV (a)	3,459	129,989
Quidel Corp. (a)	7,710	141,633
ResMed, Inc. (a)	17,174	530,848
Sirona Dental Systems, Inc. (a)	10,368	534,367
St. Jude Medical, Inc.	12,297	544,880
STERIS Corp.	16,398	518,505
Stryker Corp.	9,732	539,931
Teleflex, Inc.	8,122	496,660
Thoratec Corp. (a)	15,174	511,515
Varian Medical Systems, Inc. (a)	7,665	528,578
Volcano Corp. (a)	17,651	500,406
Wright Medical Group, Inc. (a)	13,314	257,226
Zimmer Holdings, Inc.	8,371	538,088
Zoll Medical Corp. (a)	6,856	635,071

		18,762,311

HEALTH CARE SUPPLIES — 16.4%
Alere, Inc. (a)	19,782	514,530
Align Technology, Inc. (a)	19,397	534,387
DENTSPLY International, Inc.	13,335	535,134
Endologix, Inc. (a)	15,996	234,341
Haemonetics Corp. (a)	4,466	311,191
ICU Medical, Inc. (a)	2,559	125,800
Meridian Bioscience, Inc.	13,697	265,448
Merit Medical Systems, Inc. (a)	14,659	182,065
Neogen Corp. (a)	6,379	249,227
The Cooper Cos., Inc.	6,282	513,302
West Pharmaceutical Services, Inc.	5,018	213,416

		3,678,841

TOTAL COMMON STOCKS —
(Cost $21,667,659)		22,441,152

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $37,780)	37,780	37,780

TOTAL INVESTMENTS — 100.0% (d)
(Cost $21,705,439)		22,478,932
OTHER ASSETS & LIABILITIES — 0.0% (e)		4,307

NET ASSETS — 100.0%		$22,483,239

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 17.4%
AmerisourceBergen Corp.	6,854	$271,967
Cardinal Health, Inc.	6,148	265,040
Henry Schein, Inc. (a)	3,511	265,713
McKesson Corp.	3,004	263,661
MWI Veterinary Supply, Inc. (a)	1,600	140,800
Owens & Minor, Inc.	8,575	260,766
Patterson Cos., Inc.	8,361	279,257
PharMerica Corp. (a)	13,323	165,605
PSS World Medical, Inc. (a)	10,462	265,107

		2,177,916

HEALTH CARE FACILITIES — 23.6%
AmSurg Corp. (a)	3,441	96,279
Brookdale Senior Living, Inc. (a)	14,590	273,125
Community Health Systems, Inc. (a)	10,869	241,727
Emeritus Corp. (a)	3,269	57,730
Hanger Orthopedic Group, Inc. (a)	4,773	104,338
HCA Holdings, Inc.	10,131	250,641
Health Management Associates, Inc. (Class A) (a)	38,564	259,150
HEALTHSOUTH Corp. (a)	12,533	256,676
Kindred Healthcare, Inc. (a)	22,702	196,145
LifePoint Hospitals, Inc. (a)	6,659	262,631
Select Medical Holdings Corp. (a)	7,712	59,305
Sunrise Assisted Living, Inc. (a)	13,247	83,721
Tenet Healthcare Corp. (a)	47,448	251,949
The Ensign Group, Inc.	1,739	47,231
Universal Health Services, Inc. (Class B)	5,952	249,448
VCA Antech, Inc. (a)	11,498	266,869

		2,956,965

HEALTH CARE SERVICES — 32.2%
Accretive Health, Inc. (a)	9,133	182,386
Air Methods Corp. (a)	1,643	143,352
Amedisys, Inc. (a)	13,134	189,918
Bio-Reference Laboratories, Inc. (a)	6,235	146,585
Catalyst Health Solutions, Inc. (a)	4,105	261,612
Chemed Corp.	4,236	265,512
DaVita, Inc. (a)	3,009	271,321
Express Scripts, Inc. (a)	4,791	259,576
HMS Holdings Corp. (a)	8,280	258,419
IPC The Hospitalist Co. (a)	7,226	266,712
Laboratory Corp. of America Holdings (a)	2,924	267,663
Landauer, Inc.	949	50,316
Lincare Holdings, Inc.	9,710	251,295
Medco Health Solutions, Inc. (a)	3,785	266,085
MEDNAX, Inc. (a)	3,529	262,452
MModal, Inc. (a)	3,243	34,214
Omnicare, Inc.	7,669	272,786
Quest Diagnostics, Inc.	4,409	269,610
Team Health Holdings, Inc. (a)	5,665	116,472

		4,036,286

MANAGED HEALTH CARE — 26.7%
Aetna, Inc.	5,537	277,736
AMERIGROUP Corp. (a)	3,921	263,805
Centene Corp. (a)	5,548	271,686
CIGNA Corp.	5,744	282,892
Coventry Health Care, Inc.	7,825	278,335
Health Net, Inc. (a)	6,657	264,416
Humana, Inc.	2,981	275,683
Magellan Health Services, Inc. (a)	4,680	228,431
Molina Healthcare, Inc. (a)	7,778	261,574
UnitedHealth Group, Inc.	4,655	274,366
Universal American Corp.	9,086	97,947
WellCare Health Plans, Inc. (a)	3,829	275,228
WellPoint, Inc.	4,001	295,274

		3,347,373

TOTAL COMMON STOCKS —
(Cost $11,202,224)		12,518,540

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $11,551)	11,551	11,551

TOTAL INVESTMENTS — 100.0% (d)
(Cost $11,213,775)		12,530,091
OTHER ASSETS & LIABILITIES — 0.0% (e)		1,558

NET ASSETS — 100.0%		$12,531,649

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
BUILDING PRODUCTS — 26.9%
A.O. Smith Corp.	1,053,158	$47,339,452
Armstrong World Industries, Inc. (a)	525,738	25,640,242
Fortune Brands Home & Security, Inc. (b)	2,186,981	48,266,671
Griffon Corp.	460,987	4,932,561
Lennox International, Inc.	1,085,034	43,726,870
Masco Corp.	3,890,090	52,010,503
Owens Corning, Inc. (b)	1,409,559	50,786,411
Quanex Building Products Corp. (a)	707,987	12,481,811
Simpson Manufacturing Co., Inc. (a)	615,567	19,852,036
Universal Forest Products, Inc. (a)	318,770	10,991,190
USG Corp. (a)(b)	3,329,198	57,262,205

		373,289,952

HOME FURNISHINGS — 13.7%
Ethan Allen Interiors, Inc. (a)	822,890	20,835,575
La-Z-Boy, Inc. (a)(b)	1,538,009	23,008,614
Leggett & Platt, Inc. (a)	2,101,171	48,347,945
Mohawk Industries, Inc. (b)	745,586	49,588,925
Tempur-Pedic International, Inc. (a)(b)	571,868	48,282,815

		190,063,874

HOME FURNISHING RETAIL — 16.8%
Aaron’s, Inc.	1,498,317	38,806,410
Bed Bath & Beyond, Inc. (b)	751,791	49,445,294
Pier 1 Imports, Inc. (b)	2,746,880	49,938,279
Select Comfort Corp. (a)(b)	1,464,849	47,446,459
Williams-Sonoma, Inc.	1,298,439	48,665,494

		234,301,936

HOME IMPROVEMENT RETAIL — 8.8%
Lowe’s Cos., Inc.	1,582,398	49,655,649
Lumber Liquidators Holdings, Inc. (a)(b)	958,428	24,066,127
The Home Depot, Inc.	979,450	49,276,130

		122,997,906

HOMEBUILDING — 25.9%
D.R. Horton, Inc. (a)	3,045,148	46,194,895
Lennar Corp. (Class A)	1,851,015	50,310,588
M.D.C. Holdings, Inc.	1,875,342	48,365,070
NVR, Inc. (b)	65,330	47,451,139
Pulte Group, Inc. (a)(b)	5,222,770	46,221,514
Standard Pacific Corp. (a)(b)	5,940,384	26,494,113
The Ryland Group, Inc. (a)(c)	2,463,804	47,502,141
Toll Brothers, Inc. (a)(b)	1,960,466	47,031,579

		359,571,039

HOUSEHOLD APPLIANCES — 7.4%
Helen of Troy, Ltd. (b)	396,887	13,498,127
iRobot Corp. (a)(b)(c)	1,512,416	41,228,460
Whirlpool Corp.	625,565	48,080,926

		102,807,513

TOTAL COMMON STOCKS —
(Cost $1,298,110,423)		1,383,032,220

SHORT TERM INVESTMENTS — 11.7%
MONEY MARKET FUNDS — 11.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	160,839,134	160,839,134
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	1,268,807	1,268,807

TOTAL SHORT TERM INVESTMENTS —
(Cost $162,107,941)		162,107,941

TOTAL INVESTMENTS — 111.2% (g)
(Cost $1,460,218,364)		1,545,140,161
OTHER ASSETS & LIABILITIES — (11.2)%		(155,943,523)

NET ASSETS — 100.0%		$1,389,196,638

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.4%
Alcoa, Inc.	2,221,335	$22,257,777
Century Aluminum Co. (a)(b)	2,389,309	21,217,064
Kaiser Aluminum Corp. (a)	180,313	8,521,592
Noranda Aluminium Holding Corp.	396,984	3,957,930

		55,954,363

COAL & CONSUMABLE FUELS — 16.2%
Alpha Natural Resources, Inc. (b)	1,326,227	20,171,913
Arch Coal, Inc. (a)	1,803,847	19,319,201
Cloud Peak Energy, Inc. (b)	1,268,427	20,206,042
CONSOL Energy, Inc.	652,960	22,265,936
Patriot Coal Corp. (a)(b)	3,336,956	20,822,605
Peabody Energy Corp.	698,502	20,228,618

		123,014,315

DIVERSIFIED METALS & MINING — 24.8%
AMCOL International Corp. (a)	228,572	6,740,588
Compass Minerals International, Inc.	302,120	21,674,089
Freeport-McMoRan Copper & Gold, Inc.	562,038	21,379,926
General Moly, Inc. (a)(b)	806,489	2,701,738
Globe Specialty Metals, Inc. (a)	1,036,913	15,418,896
Horsehead Holding Corp. (a)(b)	540,728	6,158,892
Materion Corp. (b)	213,901	6,145,376
Molycorp, Inc. (a)(b)	705,440	23,865,035
RTI International Metals, Inc. (a)(b)	882,845	20,358,406
SunCoke Energy, Inc. (b)	1,524,962	21,669,710
Titanium Metals Corp.	1,571,073	21,303,750
Walter Energy, Inc.	350,268	20,739,368

		188,155,774

GOLD — 8.1%
Allied Nevada Gold Corp. (a)(b)	633,363	20,603,298
Newmont Mining Corp.	382,967	19,634,718
Royal Gold, Inc.	325,370	21,220,632

		61,458,648

PRECIOUS METALS & MINERALS — 10.4%
Coeur d’Alene Mines Corp. (b)	827,638	19,648,126
Hecla Mining Co. (a)	4,402,157	20,337,965
McEwen Mining, Inc. (a)(b)	4,036,550	17,922,282
Stillwater Mining Co. (a)(b)	1,643,274	20,770,984

		78,679,357

STEEL — 32.9%
AK Steel Holding Corp. (a)	2,976,923	22,505,538
Allegheny Technologies, Inc.	527,626	21,722,362
Carpenter Technology Corp.	423,665	22,128,023
Cliffs Natural Resources, Inc.	340,573	23,588,086
Commercial Metals Co.	1,621,384	24,028,911
Haynes International, Inc.	158,599	10,047,247
Nucor Corp.	515,698	22,149,229
Reliance Steel & Aluminum Co.	405,018	22,875,417
Schnitzer Steel Industries, Inc. (Class A) (a)	485,318	19,361,762
Steel Dynamics, Inc.	1,518,568	22,079,979
United States Steel Corp. (a)	811,596	23,836,574
Worthington Industries, Inc. (a)	780,274	14,965,655

		249,288,783

TOTAL COMMON STOCKS —
(Cost $1,053,571,392)		756,551,240

SHORT TERM INVESTMENTS — 13.9%
MONEY MARKET FUNDS — 13.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	104,578,505	104,578,505
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	473,982	473,982

TOTAL SHORT TERM INVESTMENTS —
(Cost $105,052,487)		105,052,487

TOTAL INVESTMENTS — 113.7% (f)
(Cost $1,158,623,879)		861,603,727
OTHER ASSETS & LIABILITIES — (13.7)%		(103,736,366)

NET ASSETS — 100.0%		$757,867,361

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
OIL & GAS DRILLING — 27.1%
Atwood Oceanics, Inc. (a)(b)	187,745	$8,427,873
Diamond Offshore Drilling, Inc.	126,327	8,432,327
Helmerich & Payne, Inc.	145,735	7,862,403
Hercules Offshore, Inc. (b)	1,780,275	8,420,701
Nabors Industries, Ltd. (b)	440,898	7,711,306
Noble Corp. (b)	226,215	8,476,276
Parker Drilling Co. (a)(b)	890,954	5,318,996
Patterson-UTI Energy, Inc.	469,053	8,109,926
Pioneer Drilling Co. (b)	593,582	5,223,522
Rowan Cos., Inc. (b)	249,205	8,206,321
Transocean, Ltd.	164,873	9,018,553
Unit Corp. (b)	187,037	7,997,702

		93,205,906

OIL & GAS EQUIPMENT & SERVICES — 72.7%
Baker Hughes, Inc.	181,696	7,620,330
Basic Energy Services, Inc. (b)	479,502	8,319,360
Bristow Group, Inc.	177,156	8,455,656
Cameron International Corp. (b)	163,382	8,631,471
CARBO Ceramics, Inc. (a)	90,470	9,540,061
Core Laboratories NV (a)	69,312	9,119,380
Dresser-Rand Group, Inc. (b)	170,807	7,923,737
Dril-Quip, Inc. (b)	129,193	8,400,129
Exterran Holdings, Inc. (a)(b)	636,919	8,400,962
FMC Technologies, Inc. (b)	171,014	8,622,526
Gulfmark Offshore, Inc. (Class A) (b)	113,272	5,205,981
Halliburton Co.	254,162	8,435,637
Heckmann Corp. (a)(b)	1,854,739	7,993,925
Helix Energy Solutions Group, Inc. (b)	479,771	8,539,924
Hornbeck Offshore Services, Inc. (b)	209,334	8,798,308
ION Geophysical Corp. (a)(b)	1,195,219	7,709,163
Key Energy Services, Inc. (a)(b)	506,607	7,827,078
Lufkin Industries, Inc. (a)	114,528	9,236,683
McDermott International, Inc. (b)	623,905	7,992,223
National Oilwell Varco, Inc.	108,930	8,656,667
Newpark Resources, Inc. (a)(b)	1,138,091	9,320,965
Oceaneering International, Inc.	161,595	8,708,355
Oil States International, Inc. (b)	105,683	8,249,615
OYO Geospace Corp. (b)	43,674	4,600,182
RPC, Inc. (a)	846,563	8,982,033
Schlumberger, Ltd.	116,942	8,177,754
SEACOR Holdings, Inc. (b)	91,519	8,765,690
Superior Energy Services, Inc. (b)	297,498	7,842,047
Tetra Technologies, Inc. (a)(b)	396,248	3,732,656
Tidewater, Inc.	151,381	8,177,602
Weatherford International, Ltd. (b)	535,659	8,083,094

		250,069,194

TOTAL COMMON STOCKS —
(Cost $356,595,742)		343,275,100

SHORT TERM INVESTMENTS — 10.3%
MONEY MARKET FUNDS — 10.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	34,637,789	34,637,789
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	676,013	676,013

TOTAL SHORT TERM INVESTMENTS —
(Cost $35,313,802)		35,313,802

TOTAL INVESTMENTS — 110.1% (f)
(Cost $391,909,544)		378,588,902
OTHER ASSETS & LIABILITIES — (10.1)%		(34,678,436)

NET ASSETS — 100.0%		$343,910,466

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INTEGRATED OIL & GAS — 10.1%
Chevron Corp.	120,509	$12,923,385
ConocoPhillips	171,179	13,011,316
Exxon Mobil Corp.	156,769	13,596,575
Hess Corp.	209,659	12,359,398
Marathon Oil Corp.	396,258	12,561,379
Murphy Oil Corp.	218,846	12,314,465
Occidental Petroleum Corp.	131,249	12,498,842

		89,265,360

OIL & GAS EXPLORATION & PRODUCTION — 76.8%
Abraxas Petroleum Corp. (a)(b)	1,997,183	6,231,211
Anadarko Petroleum Corp.	154,951	12,138,861
Apache Corp.	123,014	12,355,526
Approach Resources, Inc. (b)	372,819	13,775,662
ATP Oil & Gas Corp. (a)(b)	1,560,014	11,466,103
Berry Petroleum Co. (Class A) (a)	249,438	11,756,013
Bill Barrett Corp. (a)(b)	452,978	11,781,958
BPZ Resources, Inc. (a)(b)	2,513,405	10,129,022
Cabot Oil & Gas Corp.	378,499	11,797,814
Carrizo Oil & Gas, Inc. (a)(b)	451,676	12,764,364
Chesapeake Energy Corp.	538,281	12,471,971
Cimarex Energy Co.	160,144	12,086,068
Clayton Williams Energy, Inc. (b)	135,550	10,768,092
Cobalt International Energy, Inc. (b)	441,704	13,264,371
Comstock Resources, Inc. (a)(b)	866,489	13,716,521
Concho Resources, Inc. (b)	128,693	13,136,981
Contango Oil & Gas Co. (a)(b)	134,019	7,895,059
Continental Resources, Inc. (a)(b)	148,952	12,783,061
Denbury Resources, Inc. (b)	688,647	12,554,035
Devon Energy Corp.	184,106	13,093,619
Energen Corp.	251,888	12,380,295
Energy Partners, Ltd. (a)(b)	440,974	7,324,578
Energy XXI Bermuda, Ltd. (b)	356,409	12,869,929
EOG Resources, Inc.	114,894	12,764,723
EQT Corp.	254,659	12,277,110
EXCO Resources, Inc. (a)	1,901,151	12,604,631
Forest Oil Corp. (a)(b)	1,041,172	12,619,005
GeoResources, Inc. (b)	390,338	12,779,666
Goodrich Petroleum Corp. (a)(b)	720,018	13,694,742
Gulfport Energy Corp. (b)	398,966	11,617,890
Magnum Hunter Resources Corp. (a)(b)	1,923,284	12,328,250
McMoRan Exploration Co. (a)(b)	958,145	10,252,152
Newfield Exploration Co. (b)	371,658	12,889,099
Noble Energy, Inc.	136,916	13,387,646
Northern Oil and Gas, Inc. (a)(b)	566,067	11,740,230
Oasis Petroleum, Inc. (b)	428,205	13,201,560
Petroleum Development Corp. (a)(b)	346,447	12,849,719
Petroquest Energy, Inc. (a)(b)	1,992,365	12,233,121
Pioneer Natural Resources Co.	121,669	13,577,044
Plains Exploration & Production Co. (b)	290,166	12,375,580
QEP Resources, Inc.	413,025	12,597,262
Quicksilver Resources, Inc. (a)(b)	2,428,862	12,241,464
Range Resources Corp.	208,010	12,093,701
Resolute Energy Corp. (b)	1,282,786	14,598,105
Rex Energy Corp. (a)(b)	1,233,798	13,176,963
Rosetta Resources, Inc. (b)	261,396	12,745,669
SandRidge Energy, Inc. (a)(b)	1,615,255	12,647,447
SM Energy Co.	167,999	11,889,289
Southwestern Energy Co. (b)	394,251	12,064,081
Stone Energy Corp. (a)(b)	416,493	11,907,535
Swift Energy Co. (a)(b)	431,669	12,531,351
Ultra Petroleum Corp. (a)(b)	563,704	12,756,622
VAALCO Energy, Inc. (b)	1,080,992	10,215,374
W&T Offshore, Inc. (a)	556,321	11,727,247
Whiting Petroleum Corp. (b)	230,622	12,522,775
WPX Energy, Inc. (b)	707,689	12,745,479

		680,193,646

OIL & GAS REFINING & MARKETING — 12.8%
Clean Energy Fuels Corp. (a)(b)	636,107	13,536,357
CVR Energy, Inc. (b)	479,149	12,817,236
Hollyfrontier Corp.	368,272	11,839,945
Marathon Petroleum Corp.	301,001	13,051,403
Sunoco, Inc.	329,929	12,586,791
Tesoro Corp. (b)	448,571	12,039,646
Valero Energy Corp.	462,620	11,921,717
Western Refining, Inc.	667,612	12,564,458
World Fuel Services Corp. (a)	313,845	12,867,645

		113,225,198

TOTAL COMMON STOCKS —
(Cost $1,027,830,013)		882,684,204

SHORT TERM INVESTMENTS — 15.0%
MONEY MARKET FUNDS — 15.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	130,074,674	130,074,674
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	2,368,305	2,368,305

TOTAL SHORT TERM INVESTMENTS —
(Cost $132,442,979)		132,442,979

TOTAL INVESTMENTS — 114.7% (f)
(Cost $1,160,272,992)		1,015,127,183
OTHER ASSETS & LIABILITIES — (14.7)%		(129,811,347)

NET ASSETS — 100.0%		$885,315,836

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
Abbott Laboratories	232,918	$14,275,544
Akorn, Inc. (a)(b)	871,118	10,192,081
Allergan, Inc.	146,945	14,022,961
Auxilium Pharmaceuticals, Inc. (b)	307,166	5,704,073
Bristol-Myers Squibb Co.	410,190	13,843,913
Eli Lilly & Co.	341,245	13,741,936
Endo Pharmaceuticals Holdings, Inc. (b)	362,165	14,026,651
Forest Laboratories, Inc. (b)	403,615	14,001,404
Hi-Tech Pharmacal Co., Inc. (b)	152,855	5,492,080
Hospira, Inc. (a)(b)	375,580	14,042,936
Impax Laboratories, Inc. (b)	373,297	9,175,640
Jazz Pharmaceuticals PLC (b)	277,356	13,443,445
Johnson & Johnson	208,487	13,751,803
Medicis Pharmaceutical Corp. (Class A) (a)	368,260	13,842,893
Merck & Co., Inc.	359,001	13,785,638
Mylan, Inc. (b)	587,718	13,781,987
Nektar Therapeutics (a)(b)	694,276	5,498,666
Optimer Pharmaceuticals, Inc. (a)(b)	350,683	4,874,494
Par Pharmaceutical Cos., Inc. (b)	213,718	8,277,298
Perrigo Co.	128,485	13,273,785
Pfizer, Inc.	628,457	14,240,836
Questcor Pharmaceuticals, Inc. (a)(b)	376,709	14,171,793
Salix Pharmaceuticals, Ltd. (a)(b)	273,857	14,377,493
The Medicines Co. (b)	381,172	7,650,122
ViroPharma, Inc. (a)(b)	455,286	13,690,450
VIVUS, Inc. (a)(b)	653,462	14,611,410
Warner Chilcott PLC (b)	809,873	13,613,965
Watson Pharmaceuticals, Inc. (b)	226,517	15,190,230

TOTAL COMMON STOCKS —
(Cost $275,890,882)		336,595,527

SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,494,362	28,494,362
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	85,382	85,382

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,579,744)		28,579,744

TOTAL INVESTMENTS — 108.4% (f)
(Cost $304,470,626)		365,175,271
OTHER ASSETS & LIABILITIES — (8.4)%		(28,394,757)

NET ASSETS — 100.0%		$336,780,514

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
APPAREL RETAIL — 30.2%
Abercrombie & Fitch Co. (Class A)	167,852	$8,327,138
Aeropostale, Inc. (a)	436,072	9,427,877
American Eagle Outfitters, Inc.	529,455	9,101,331
ANN, Inc. (a)	311,018	8,907,556
Ascena Retail Group, Inc. (a)	200,578	8,889,617
Brown Shoe Co., Inc. (b)	761,000	7,024,030
Charming Shoppes, Inc. (a)(b)	1,454,620	8,582,258
Chico’s FAS, Inc.	552,446	8,341,935
Collective Brands, Inc. (a)(b)	467,828	9,197,498
DSW, Inc. (Class A) (b)	153,843	8,425,981
Express, Inc. (a)	333,534	8,331,679
Foot Locker, Inc.	281,767	8,748,865
Genesco, Inc. (a)	113,954	8,164,804
Guess?, Inc.	237,144	7,410,750
Jos. A. Bank Clothiers, Inc. (a)	160,925	8,112,229
Limited Brands, Inc.	182,351	8,752,848
Ross Stores, Inc.	152,250	8,845,725
Rue21, Inc. (a)(b)	311,488	9,139,058
Stage Stores, Inc. (b)	381,613	6,197,395
The Buckle, Inc. (b)	171,935	8,235,686
The Cato Corp. (Class A) (b)	228,356	6,311,760
The Children’s Place Retail Stores, Inc. (a)(b)	166,955	8,626,565
The Finish Line, Inc. (Class A)	356,103	7,556,506
The Gap, Inc.	340,972	8,913,008
The Men’s Wearhouse, Inc.	218,671	8,477,875
The Wet Seal, Inc. (Class A) (a)(b)	2,000,118	6,900,407
TJX Cos., Inc.	223,578	8,878,282
Urban Outfitters, Inc. (a)	289,048	8,414,187
Zumiez, Inc. (a)	248,279	8,965,355

		241,208,205

AUTOMOTIVE RETAIL — 12.8%
Advance Auto Parts, Inc.	97,603	8,644,698
Asbury Automotive Group, Inc. (a)(b)	313,493	8,464,311
AutoNation, Inc. (a)(b)	249,654	8,565,629
AutoZone, Inc. (a)	22,275	8,281,845
CarMax, Inc. (a)	253,181	8,772,722
Group 1 Automotive, Inc. (b)	154,915	8,701,575
Lithia Motors, Inc. (Class A) (b)	338,927	8,879,887
Monro Muffler Brake, Inc. (b)	191,458	7,943,592
O’Reilly Automotive, Inc. (a)	94,265	8,611,108
Penske Automotive Group, Inc. (b)	350,235	8,626,288
Pep Boys-Manny, Moe & Jack	566,026	8,445,108
Sonic Automotive, Inc. (Class A) (b)	466,069	8,347,296

		102,284,059

CATALOG RETAIL — 1.1%
HSN, Inc.	225,634	8,580,861

COMPUTER & ELECTRONICS RETAIL — 4.1%
Best Buy Co., Inc. (b)	344,066	8,147,483
GameStop Corp. (Class A) (b)	356,734	7,791,071
RadioShack Corp. (b)	1,217,763	7,574,486
Rent-A-Center, Inc.	244,994	9,248,523

		32,761,563

DEPARTMENT STORES — 7.2%
Dillard’s, Inc. (Class A)	135,604	8,545,764
J.C. Penney Co., Inc.	226,381	8,020,679
Kohl’s Corp.	169,638	8,486,989
Macy’s, Inc.	214,845	8,535,792
Nordstrom, Inc.	157,604	8,781,695
Saks, Inc. (a)(b)	729,226	8,466,314
Sears Holdings Corp. (a)(b)	105,942	7,018,657

		57,855,890

DRUG RETAIL — 3.1%
CVS Caremark Corp.	186,798	8,368,550
Rite Aid Corp. (a)(b)	4,632,863	8,061,182
Walgreen Co.	254,638	8,527,827

		24,957,559

FOOD RETAIL — 7.3%
Casey’s General Stores, Inc.	163,209	9,051,571
Harris Teeter Supermarkets, Inc.	206,621	8,285,502
Safeway, Inc. (b)	391,751	7,917,288
SUPERVALU, Inc. (b)	1,327,781	7,581,629
The Fresh Market, Inc. (a)	179,119	8,588,756
The Kroger Co.	350,568	8,494,263
Whole Foods Market, Inc.	101,565	8,450,208

		58,369,217

GENERAL MERCHANDISE STORES — 6.3%
Big Lots, Inc. (a)	187,641	8,072,316
Dollar General Corp. (a)	192,808	8,907,729
Dollar Tree, Inc. (a)	91,522	8,647,914
Family Dollar Stores, Inc.	148,300	9,384,424
Fred’s, Inc. (Class A) (b)	450,662	6,584,172
Target Corp.	147,751	8,609,451

		50,206,006

HYPERMARKETS & SUPER CENTERS — 3.3%
Costco Wholesale Corp.	95,419	8,664,045
PriceSmart, Inc. (b)	126,093	9,180,831
Wal-Mart Stores, Inc.	141,947	8,687,157

		26,532,033

INTERNET RETAIL — 7.9%
Amazon.com, Inc. (a)	46,290	9,374,188
Blue Nile, Inc. (a)(b)	243,466	8,029,509
Expedia, Inc. (b)	268,821	8,989,374
Netflix, Inc. (a)	78,147	8,990,031
Priceline.com, Inc. (a)	13,146	9,432,255
Shutterfly, Inc. (a)	265,788	8,327,138
TripAdvisor, Inc. (a)(b)	277,703	9,905,666

		63,048,161

SPECIALTY STORES — 16.6%
Barnes & Noble, Inc. (a)(b)	636,696	8,436,222
Cabela’s, Inc. (a)(b)	246,356	9,398,482
Dick’s Sporting Goods, Inc.	179,657	8,637,909
GNC Holdings, Inc. (Class A)	270,274	9,429,860
Hibbett Sports, Inc. (a)(b)	165,628	9,035,007
Office Depot, Inc. (a)	2,614,843	9,021,208
OfficeMax, Inc. (a)(b)	1,652,105	9,450,041
PetSmart, Inc.	145,926	8,349,886
Sally Beauty Holdings, Inc. (a)	333,129	8,261,599
Signet Jewelers, Ltd.	174,399	8,245,585
Staples, Inc.	553,568	8,956,730
Tiffany & Co.	123,926	8,567,004
Tractor Supply Co.	97,648	8,843,003
Ulta Salon Cosmetics & Fragrance, Inc.	95,479	8,869,044

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Vitamin Shoppe, Inc. (a)	196,773	$8,699,334

		132,200,914

TOTAL COMMON STOCKS —
(Cost $824,801,785)		798,004,468

SHORT TERM INVESTMENTS — 11.4%
MONEY MARKET FUNDS — 11.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	90,475,963	90,475,963
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	833,109	833,109

TOTAL SHORT TERM INVESTMENTS —
(Cost $91,309,072)		91,309,072

TOTAL INVESTMENTS — 111.3% (f)
(Cost $916,110,857)		889,313,540
OTHER ASSETS & LIABILITIES — (11.3)%		(89,940,825)

NET ASSETS — 100.0%		$799,372,715

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)	169,215	$1,357,104
Altera Corp.	33,714	1,342,491
Analog Devices, Inc.	32,996	1,333,038
Applied Micro Circuits Corp. (a)(b)	90,460	627,792
Atmel Corp. (a)(b)	128,260	1,264,644
Broadcom Corp. (Class A) (a)	35,206	1,383,596
Cavium, Inc. (a)(b)	38,504	1,191,314
CEVA, Inc. (a)(b)	37,460	850,717
Cirrus Logic, Inc. (a)(b)	53,922	1,283,344
Cree, Inc. (a)(b)	43,005	1,360,248
Cypress Semiconductor Corp. (a)(b)	80,417	1,256,918
Diodes, Inc. (a)(b)	28,413	658,613
Entropic Communications, Inc. (a)	136,955	798,448
Fairchild Semiconductor International, Inc. (a)	94,803	1,393,604
First Solar, Inc. (a)(b)	46,617	1,167,756
Freescale Semiconductor Holdings I, Ltd. (a)(b)	85,281	1,312,475
Hittite Microwave Corp. (a)(b)	23,615	1,282,531
Integrated Device Technology, Inc. (a)(b)	142,587	1,019,497
Intel Corp.	47,379	1,331,824
International Rectifier Corp. (a)	53,873	1,242,850
Intersil Corp. (Class A)	114,185	1,278,872
Lattice Semiconductor Corp. (a)	168,213	1,081,610
Linear Technology Corp.	38,683	1,303,617
LSI Corp. (a)	146,902	1,275,109
Marvell Technology Group, Ltd. (a)	86,201	1,355,942
Maxim Integrated Products, Inc.	45,963	1,314,082
Micrel, Inc. (b)	48,531	497,928
Microchip Technology, Inc. (b)	35,546	1,322,311
Micron Technology, Inc. (a)	153,943	1,246,938
Microsemi Corp. (a)(b)	52,164	1,118,396
Monolithic Power Systems, Inc. (a)	27,516	541,240
NVIDIA Corp. (a)	86,581	1,332,482
OmniVision Technologies, Inc. (a)(b)	70,800	1,416,000
ON Semiconductor Corp. (a)	145,606	1,311,910
PMC-Sierra, Inc. (a)	185,058	1,337,969
Power Integrations, Inc. (b)	22,466	833,938
Rambus, Inc. (a)	183,063	1,180,756
RF Micro Devices, Inc. (a)(b)	275,824	1,373,603
Semtech Corp. (a)(b)	47,226	1,344,052
Silicon Image, Inc. (a)	103,812	610,414
Silicon Laboratories, Inc. (a)	30,730	1,321,390
Skyworks Solutions, Inc. (a)	47,627	1,316,886
Spansion, Inc. (a)(b)	43,304	527,443
Standard Microsystems Corp. (a)	14,088	364,457
Texas Instruments, Inc.	39,729	1,335,292
TriQuint Semiconductor, Inc. (a)(b)	204,589	1,410,641
Volterra Semiconductor Corp. (a)(b)	25,353	872,523
Xilinx, Inc.	35,218	1,282,992

TOTAL COMMON STOCKS —
(Cost $54,783,646)		54,967,597

SHORT TERM INVESTMENTS — 17.9%
MONEY MARKET FUNDS — 17.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,753,762	9,753,762
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	102,027	102,027

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,855,789)		9,855,789

TOTAL INVESTMENTS — 117.7% (f)
(Cost $64,639,435)		64,823,386
OTHER ASSETS & LIABILITIES — (17.7)%		(9,758,380)

NET ASSETS — 100.0%		$55,065,006

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPLICATION SOFTWARE — 31.8%
ACI Worldwide, Inc. (a)	4,082	$164,382
Adobe Systems, Inc. (a)	4,752	163,041
Advent Software, Inc. (a)	6,299	161,254
Ansys, Inc. (a)	2,521	163,915
Aspen Technology, Inc. (a)	7,686	157,794
Autodesk, Inc. (a)	4,343	183,796
Blackbaud, Inc.	4,976	165,353
Bottomline Technologies, Inc. (a)	5,536	154,676
BroadSoft, Inc. (a)	4,328	165,546
Cadence Design Systems, Inc. (a)	13,311	157,602
Citrix Systems, Inc. (a)	2,096	165,395
Compuware Corp. (a)	17,080	156,965
Concur Technologies, Inc. (a)	2,641	151,541
Ebix, Inc.	7,159	165,802
Factset Research Systems, Inc.	1,774	175,697
Fair Isaac Corp.	3,815	167,479
Informatica Corp. (a)	3,239	171,343
Interactive Intelligence Group (a)	5,192	158,408
Intuit, Inc.	2,748	165,237
JDA Software Group, Inc. (a)	6,223	171,008
Kenexa Corp. (a)	5,584	174,444
Manhattan Associates, Inc. (a)	3,253	154,615
Mentor Graphics Corp. (a)	10,545	156,699
MicroStrategy, Inc. (a)	1,218	170,520
Monotype Imaging Holdings, Inc. (a)	9,120	135,888
Netscout Systems, Inc. (a)	7,463	151,797
Nuance Communications, Inc. (a)	6,182	158,136
Parametric Technology Corp. (a)	5,862	163,784
Pegasystems, Inc.	4,269	162,905
QLIK Technologies, Inc. (a)	5,231	167,392
Quest Software, Inc. (a)	6,642	154,559
RealPage, Inc. (a)	7,415	142,146
Salesforce.com, Inc. (a)	1,084	167,489
Solarwinds, Inc. (a)	4,273	165,152
Solera Holdings, Inc.	3,416	156,760
Synchronoss Technologies, Inc. (a)	5,082	162,217
Synopsys, Inc. (a)	5,309	162,774
Taleo Corp. (Class A) (a)	3,482	159,928
TIBCO Software, Inc. (a)	5,302	161,711
TiVo, Inc. (a)	14,173	169,934
Tyler Technologies, Inc. (a)	4,216	161,937
Ultimate Software Group, Inc. (a)	2,186	160,190
Verint Systems, Inc. (a)	5,714	185,077
VirnetX Holding Corp. (a)	6,633	158,728

		7,151,016

DATA PROCESSING & OUTSOURCED SERVICES — 21.2%
Alliance Data Systems Corp. (a)	1,301	163,874
Automatic Data Processing, Inc.	2,909	160,548
Broadridge Financial Solutions, Inc.	6,563	156,921
Cardtronics, Inc. (a)	5,837	153,221
Computer Sciences Corp.	5,080	152,095
Convergys Corp. (a)	12,769	170,466
CoreLogic, Inc. (a)	10,017	163,477
CSG Systems International, Inc. (a)	6,587	99,727
DST Systems, Inc.	2,943	159,599
Euronet Worldwide, Inc. (a)	8,511	177,795
ExlService Holdings, Inc. (a)	5,813	159,509
Fidelity National Information Services, Inc.	5,046	167,124
Fiserv, Inc. (a)	2,352	163,205
FleetCor Technologies, Inc. (a)	4,293	166,440
Genpact, Ltd. (a)	10,209	166,407
Global Payments, Inc.	3,078	146,113
Heartland Payment Systems, Inc.	5,526	159,370
Higher One Holdings, Inc. (a)	10,170	152,042
Jack Henry & Associates, Inc.	4,745	161,899
Lender Processing Services, Inc.	6,748	175,448
Mastercard, Inc. (Class A)	381	160,226
NeuStar, Inc. (Class A) (a)	4,608	171,648
Paychex, Inc.	5,077	157,336
Syntel, Inc.	2,997	167,832
TeleTech Holdings, Inc. (a)	7,391	118,995
The Western Union Co.	9,047	159,227
Total System Services, Inc.	7,162	165,227
VeriFone Systems, Inc. (a)	3,152	163,494
Visa, Inc. (Class A)	1,364	160,952
Wright Express Corp. (a)	2,567	166,162

		4,766,379

HOME ENTERTAINMENT SOFTWARE — 2.1%
Activision Blizzard, Inc.	13,423	172,083
Electronic Arts, Inc. (a)	9,262	152,638
Take-Two Interactive Software, Inc. (a)	10,099	155,373

		480,094

INTERNET SOFTWARE & SERVICES — 21.6%
Akamai Technologies, Inc. (a)	4,339	159,241
Ancestry.com, Inc. (a)	6,731	153,063
AOL, Inc. (a)	9,032	171,337
Bankrate, Inc. (a)	6,852	169,587
comScore, Inc. (a)	7,191	153,815
Constant Contact, Inc. (a)	5,357	159,585
DealerTrack Holdings, Inc. (a)	5,219	157,927
Dice Holdings, Inc. (a)	16,380	152,825
Digital River, Inc. (a)	9,371	175,331
EarthLink, Inc.	21,487	171,681
eBay, Inc. (a)	4,410	162,685
Equinix, Inc. (a)	1,155	181,855
Google, Inc. (Class A) (a)	266	170,570
IAC/InterActiveCorp.	3,286	161,310
j2 Global, Inc.	5,294	151,832
KIT Digital, Inc. (a)	17,320	124,704
LinkedIn Corp. (Class A) (a)	1,774	180,930
Liquidity Services, Inc. (a)	3,592	160,922
LivePerson, Inc. (a)	9,826	164,782
LogMeIn, Inc. (a)	4,373	154,061
LoopNet, Inc. (a)	8,651	162,466
Monster Worldwide, Inc. (a)	17,548	171,093
NIC, Inc.	12,400	150,412
OpenTable, Inc. (a)	3,724	150,710
Rackspace Hosting, Inc. (a)	2,981	172,272
United Online, Inc.	33,030	161,517
ValueClick, Inc. (a)	7,708	152,156
VeriSign, Inc.	4,327	165,897
WebMD Health Corp. (a)	6,277	160,566
Yahoo!, Inc. (a)	10,927	166,309

		4,851,441

IT CONSULTING & OTHER SERVICES — 10.5%
Accenture PLC (Class A)	2,627	169,441
Acxiom Corp. (a)	11,125	163,315
Booz Allen Hamilton Holding Corp.	9,125	155,399

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

CACI International, Inc. (Class A) (a)	2,626	$163,574
Cognizant Technology Solutions Corp. (Class A) (a)	2,199	169,213
Forrester Research, Inc.	2,850	92,340
Gartner, Inc. (a)	3,911	166,765
iGate Corp. (a)	8,078	135,387
International Business Machines Corp.	797	166,294
ManTech International Corp. (Class A)	4,646	160,101
MAXIMUS, Inc.	3,840	156,173
SAIC, Inc. (a)	12,668	167,218
Sapient Corp.	12,628	157,219
Teradata Corp. (a)	2,407	164,037
Unisys Corp. (a)	8,567	168,941

		2,355,417

SYSTEMS SOFTWARE — 12.5%
Ariba, Inc. (a)	4,982	162,961
BMC Software, Inc. (a)	4,225	169,676
CA, Inc.	5,921	163,183
CommVault Systems, Inc. (a)	3,104	154,083
Fortinet, Inc. (a)	6,012	166,232
MICROS Systems, Inc. (a)	2,962	163,769
Microsoft Corp.	4,997	161,153
NetSuite, Inc. (a)	3,248	163,342
OPNET Technologies, Inc.	5,297	153,613
Oracle Corp.	5,306	154,723
Progress Software Corp. (a)	6,823	161,159
Red Hat, Inc. (a)	3,161	189,312
Rovi Corp. (a)	4,668	151,943
Sourcefire, Inc. (a)	3,310	159,310
Symantec Corp. (a)	9,017	168,618
VMware, Inc. (Class A) (a)	1,590	178,668
Websense, Inc. (a)	8,275	174,520

		2,796,265

TOTAL COMMON STOCKS —
(Cost $19,928,207)		22,400,612

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $66,317)	66,317	66,317

TOTAL INVESTMENTS — 100.0% (d)
(Cost $19,994,524)		22,466,929
OTHER ASSETS & LIABILITIES — 0.0% (e)		1,263

NET ASSETS — 100.0%		$22,468,192

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 11.0%
AboveNet, Inc. (a)	2,561	$212,051
Cogent Communications Group, Inc. (a)	10,908	208,125
Iridium Communications, Inc. (a)	5,187	45,438
Level 3 Communications, Inc. (a)	8,388	215,823
Neutral Tandem, Inc. (a)	2,990	36,448
tw telecom, Inc. (a)	9,223	204,382
Vonage Holdings Corp. (a)	47,387	104,725

		1,026,992

COMMUNICATIONS EQUIPMENT — 61.0%
Acme Packet, Inc. (a)	7,106	195,557
ADTRAN, Inc.	6,209	193,659
Arris Group, Inc. (a)	14,783	167,048
Aruba Networks, Inc. (a)	8,672	193,212
Black Box Corp.	1,315	33,546
Brocade Communications Systems, Inc. (a)	35,467	203,935
Ciena Corp. (a)	13,463	217,966
Cisco Systems, Inc.	10,192	215,561
Comtech Telecommunications Corp.	4,561	148,597
Comverse Technology, Inc. (a)	32,341	222,183
EchoStar Corp. (Class A) (a)	4,140	116,500
Emulex Corp. (a)	19,902	206,583
F5 Networks, Inc. (a)	1,607	216,881
Finisar Corp. (a)	10,638	214,356
Harmonic, Inc. (a)	13,113	71,728
Harris Corp.	4,626	208,540
Infinera Corp. (a)	16,225	131,747
InterDigital, Inc.	5,290	184,409
Ixia (a)	4,820	60,202
JDS Uniphase Corp. (a)	14,926	216,278
Juniper Networks, Inc. (a)	9,421	215,552
Loral Space & Communications, Inc. (a)	561	44,656
Motorola Mobility Holdings, Inc. (a)	5,077	199,221
Motorola Solutions, Inc.	3,977	202,151
Netgear, Inc. (a)	5,207	198,907
Oplink Communications, Inc. (a)	2,069	35,380
Plantronics, Inc.	5,354	215,552
Polycom, Inc. (a)	10,672	203,515
QUALCOMM, Inc.	3,157	214,739
Riverbed Technology, Inc. (a)	7,406	207,960
Sonus Networks, Inc. (a)	28,718	83,282
Sycamore Networks, Inc. (a)	1,822	32,322
Tellabs, Inc.	51,350	207,968
ViaSat, Inc. (a)	4,469	215,450

		5,695,143

INTEGRATED TELECOMMUNICATION SERVICES — 12.1%
AT&T, Inc.	6,472	202,120
CenturyLink, Inc.	5,172	199,898
Cincinnati Bell, Inc. (a)	23,094	92,838
Consolidated Communications Holdings, Inc.	2,674	52,491
Frontier Communications Corp.	45,657	190,390
Verizon Communications, Inc.	5,161	197,305
Windstream Corp.	16,582	194,175

		1,129,217

WIRELESS TELECOMMUNICATION SERVICES — 15.7%
Crown Castle International Corp. (a)	3,708	197,785
Leap Wireless International, Inc. (a)	20,181	176,180
MetroPCS Communications, Inc. (a)	19,843	178,984
NII Holdings, Inc. (a)	11,638	213,092
NTELOS Holdings Corp.	1,783	36,908
SBA Communications Corp. (Class A) (a)	4,063	206,441
Sprint Nextel Corp. (a)	72,592	206,887
Telephone & Data Systems, Inc.	8,213	190,131
US Cellular Corp. (a)	1,503	61,518

		1,467,926

TOTAL COMMON STOCKS —
(Cost $9,814,691)		9,319,278

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $14,118)	14,118	14,118

TOTAL INVESTMENTS — 100.0% (d)
(Cost $9,828,809)		9,333,396
OTHER ASSETS & LIABILITIES — 0.0% (e)		2,583

NET ASSETS — 100.0%		$9,335,979

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AIR FREIGHT & LOGISTICS — 20.4%
Atlas Air Worldwide Holdings, Inc. (a)	8,150	$401,061
C.H. Robinson Worldwide, Inc.	6,048	396,084
Expeditors International of Washington, Inc.	9,053	421,055
FedEx Corp.	4,372	402,049
Forward Air Corp.	3,664	134,359
HUB Group, Inc. (Class A) (a)	5,757	207,425
United Parcel Service, Inc. (Class B)	5,201	419,825
UTI Worldwide, Inc.	9,222	158,895

		2,540,753

AIRLINES — 22.0%
Alaska Air Group, Inc. (a)	11,552	413,793
Allegiant Travel Co. (a)	3,455	188,297
Delta Air Lines, Inc. (a)	42,829	424,435
JetBlue Airways Corp. (a)	80,584	394,056
SkyWest, Inc.	5,806	64,156
Southwest Airlines Co.	47,324	389,950
United Continental Holdings, Inc. (a)	20,248	435,332
US Airways Group, Inc. (a)	57,085	433,275

		2,743,294

MARINE — 5.4%
Alexander & Baldwin, Inc.	5,921	286,872
Kirby Corp. (a)	5,839	384,148

		671,020

RAILROADS — 16.6%
CSX Corp.	19,201	413,205
Genesee & Wyoming, Inc. (Class A) (a)	6,844	373,546
Kansas City Southern (a)	5,795	415,444
Norfolk Southern Corp.	6,036	397,350
RailAmerica, Inc. (a)	3,018	64,766
Union Pacific Corp.	3,728	400,685

		2,064,996

TRUCKING — 35.5%
AMERCO, Inc.	648	68,370
Arkansas Best Corp.	8,718	163,986
Avis Budget Group, Inc. (a)	29,486	417,227
Con-way, Inc.	12,764	416,234
Dollar Thrifty Automotive Group, Inc. (a)	5,049	408,515
Heartland Express, Inc.	8,906	128,781
Hertz Global Holdings, Inc. (a)	27,079	407,268
J.B. Hunt Transport Services, Inc.	7,695	418,377
Knight Transportation, Inc.	12,944	228,591
Landstar System, Inc.	5,920	341,702
Old Dominion Freight Line, Inc. (a)	7,678	366,010
Ryder Systems, Inc.	7,501	396,052
Swift Transportation Co. (a)	34,927	403,058
Werner Enterprises, Inc.	9,996	248,501

		4,412,672

TOTAL COMMON STOCKS —
(Cost $12,192,000)		12,432,735

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $10,247)	10,247	10,247

TOTAL INVESTMENTS — 100.0% (d)
(Cost $12,202,247)		12,442,982
OTHER ASSETS & LIABILITIES — 0.0% (e)		1,165

NET ASSETS — 100.0%		$12,444,147

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.9%
CAPITAL MARKETS — 10.2%
Morgan Stanley Capital Trust III, 6.25% (a)	71,551	$1,728,672
Morgan Stanley Capital Trust IV, 6.25% (a)	50,411	1,223,475
Morgan Stanley Capital Trust V, 5.75% (a)	40,832	975,068
Morgan Stanley Capital Trust VI, 6.60%	70,128	1,740,577
Morgan Stanley Capital Trust VII, 6.60%	89,438	2,174,238
Morgan Stanley Capital Trust VIII, 6.45%	67,079	1,632,703
The Bank of New York Capital V Series F, 5.95% (a)	28,951	737,092
The Goldman Sachs Group, Inc., 6.50% (a)	47,562	1,219,014
The Goldman Sachs Group, Inc., 6.13% (a)	109,600	2,772,880
The Goldman Sachs Group, Inc. Series A, 3.75% (a)(b)	62,038	1,204,158
The Goldman Sachs Group, Inc. Series B, 6.20% (a)	66,174	1,654,350
The Goldman Sachs Group, Inc. Series D, 4.00% (a)(b)	111,668	2,267,977

		19,330,204

COMMERCIAL BANKS — 30.2%
Bank One Capital Trust VI, 7.20% (a)	43,427	1,109,560
Barclays Bank PLC Series 2, 6.63% (a)	47,377	1,134,205
Barclays Bank PLC Series 3, 7.10% (a)	88,103	2,180,549
Barclays Bank PLC Series 4, 7.75%	73,712	1,857,542
Barclays Bank PLC Series 5, 8.13%	169,536	4,312,996
BB&T Capital Trust V, 8.95% (a)(b)	37,223	962,587
BB&T Capital Trust VI, 9.60% (a)	47,562	1,250,881
BB&T Capital Trust VII, 8.10% (a)	28,951	753,016
Fifth Third Capital Trust V, 7.25% (a)(b)	47,562	1,202,367
Fifth Third Capital Trust VI, 7.25% (a)(b)	71,344	1,802,149
HSBC Holdings PLC, 8.13% (a)	86,676	2,265,711
HSBC Holdings PLC, 8.00% (a)	149,713	4,088,662
HSBC Holdings PLC, Series A, 6.20% (a)	57,127	1,422,462
HSBC USA, Inc. Series F, 3.50% (b)	20,410	412,690
HSBC USA, Inc. Series G, 4.00% (a)(b)	14,873	322,744
KeyCorp Capital X, 8.00% (a)	46,990	1,198,245
Lloyds Banking Group PLC, 7.75% (a)	71,344	1,877,774
M&T Capital Trust IV, 8.50%	28,951	757,069
National City Capital Trust III, 6.63% (a)	41,359	1,047,623
National City Capital Trust IV, 8.00% (a)	42,806	1,089,841
PNC Capital Trust D, 6.13%	24,815	623,849
PNC Capital Trust E, 7.75% (a)	37,223	975,987
Santander Finance Preferred SA Unipersonal, 10.50%	68,251	1,821,619
Suntrust Capital IX, 7.88% (a)	56,661	1,443,722
UBS Preferred Funding Trust IV Series D, 0.94% (a)(b)	24,815	395,303
US Bancorp Capital XI, 6.60% (a)	63,279	1,592,100
US Bancorp Capital XII, 6.30% (a)	44,254	1,116,528
US Bancorp Series B, 3.50% (a)(b)	82,717	1,851,206
US Bancorp Series D, 7.88%	41,359	1,110,903
US Bancorp Series F, 6.50% (a)(b)	90,989	2,473,991
Wachovia Capital Trust IV, 6.38%	72,378	1,817,412
Wachovia Capital Trust IX, 6.38% (a)	66,174	1,670,232
Wells Fargo & Co. Series J, 8.00% (a)	132,487	3,850,072
Wells Fargo Capital IX, 5.63% (a)	30,316	761,538
Wells Fargo Capital VII, 5.85% (a)	30,314	767,551
Wells Fargo Capital XI, 6.25% (a)	61,796	1,568,383
Wells Fargo Capital XII, 7.88%	97,072	2,525,813

		57,414,882

CONSUMER FINANCE — 0.9%
Capital One Capital II, 7.50% (a)	28,537	722,272
HSBC Finance Corp., 6.36% (a)	22,711	564,141
HSBC USA, Inc. Series H, 6.50%	14,760	369,443

		1,655,856

DIVERSIFIED FINANCIAL SERVICES — 27.4%
Citigroup Capital IX, 6.00%	27,095	649,467
Citigroup Capital VII, 7.13% (a)	28,388	715,945
Citigroup Capital VIII, 6.95%	34,575	864,375
Citigroup Capital X, 6.10%	11,719	282,897
Citigroup Capital XI, 6.00%	14,651	346,350
Citigroup Capital XII, 8.50% (a)(b)	73,246	1,875,098
Citigroup Capital XIII, 7.88% (a)(b)	71,526	1,945,507
Citigroup Capital XIV, 6.88%	9,736	241,745
Citigroup Capital XIX, 7.25%	17,899	450,160
Citigroup Capital XV, 6.50% (a)	20,317	499,392
Citigroup Capital XVI Series W, 6.45% (a)	30,173	733,204
Citigroup Capital XVII Series E, 6.35% (a)	22,411	545,932
Citigroup Capital XX, 7.88%	14,182	361,641
Credit Suisse Guernsey, 7.90% (a)	126,144	3,278,482
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	64,836	1,570,328
Deutsche Bank Capital Funding Trust VIII, 6.38%	34,317	819,490
Deutsche Bank Capital Funding Trust X, 7.35%	45,385	1,133,263
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	45,104	1,091,066
Deutsche Bank Contingent Capital Trust III, 7.60%	111,349	2,857,215
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	78,085	2,095,801
General Electric Capital Corp., 6.63% (a)	72,534	1,888,060
General Electric Capital Corp., 6.50% (a)	17,794	475,634
General Electric Capital Corp., 6.10% (a)	72,529	1,838,610
General Electric Capital Corp., 6.05%	43,145	1,092,000
General Electric Capital Corp., 6.00% (a)	72,526	1,841,435
General Electric Capital Corp., 5.88% (a)	54,448	1,372,090
General Electric Capital Corp. Series A, 6.45% (a)	35,677	910,120

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

ING Groep NV, 8.50% (a)	104,898	$2,653,919
ING Groep NV, 7.38% (a)	78,674	1,878,735
ING Groep NV, 7.20%	57,694	1,368,502
ING Groep NV, 7.05% (a)	42,409	991,098
ING Groep NV, 6.38% (a)	54,809	1,200,317
ING Groep NV, 6.20% (a)	26,368	566,385
ING Groep NV, 6.13% (a)	37,042	795,292
JP Morgan Chase & Co., 8.63% (a)	57,978	1,574,103
JP Morgan Chase Capital X, 7.00% (a)	32,244	820,610
JP Morgan Chase Capital XI Series K, 5.88% (a)	34,710	873,651
JP Morgan Chase Capital XII, 6.25%	12,938	328,625
JP Morgan Chase Capital XIV, 6.20% (a)	19,182	488,949
JP Morgan Chase Capital XIX Series S, 6.63% (a)	17,986	454,686
JP Morgan Chase Capital XVI, 6.35% (a)	16,049	407,163
JP Morgan Chase Capital XXIV Series X, 6.88%	22,461	573,205
JP Morgan Chase Capital XXIX, 6.70% (a)	48,359	1,235,572
JP Morgan Chase Capital XXVI, 8.00% (a)(b)	58,452	1,513,322
JP Morgan Chase Capital XXVIII, 7.20% (a)(b)	48,359	1,234,122
KKR Financial Holdings LLC, 8.38%	22,029	583,548
Raymond James Financial, Inc., 6.90%	28,951	752,147

		52,069,258

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.7%
Qwest Corp., 7.50%	47,562	1,241,844
Qwest Corp., 7.38% (a)	54,697	1,424,310
Telephone & Data Systems, 7.00%	24,815	650,401

		3,316,555

ELECTRIC UTILITIES — 4.4%
Alabama Power Co. Series B, 5.88% (a)	21,684	541,883
American Electric Power, 8.75% (a)	26,056	706,378
BGE Capital Trust II, 6.20%	20,679	526,281
Constellation Energy Group, Inc. Series A, 8.63%	37,223	1,010,604
FPC Capital I Series A, 7.10% (a)	24,815	634,023
FPL Group Capital Trust I, 5.88% (a)	24,815	641,964
Georgia Power Co. Series D, 6.38% (a)	24,815	645,438
NextEra Energy Capital Holdings, Inc., 8.75%	31,019	871,944
NextEra Energy Capital Holdings, Inc., 7.45% (a)	28,951	750,120
NextEra Energy Capital Holdings, Inc., 6.60%	28,951	732,171
Tennessee Valley Authority Series A, 4.50% (b)	22,633	597,059
Tennessee Valley Authority Series D, 4.73% (a)(b)	27,321	734,662

		8,392,527

INSURANCE — 13.5%
Aegon NV, 8.00%	43,427	1,135,182
Aegon NV, 7.25%	86,853	2,172,194
Aegon NV, 6.88%	45,495	1,112,353
Aegon NV, 6.50% (a)	41,359	976,072
Aegon NV, 6.38% (a)	82,717	1,993,480
Aegon NV Series 1, 4.00% (a)	20,679	451,836
American International Group, Inc., 7.70% (a)(b)	90,989	2,278,365
American International Group, Inc. Series A-4, 6.45% (a)(b)	62,038	1,466,578
Aviva PLC, 8.25% (a)	33,087	875,151
Axis Capital Holdings Series A, 7.25% (a)	20,679	519,456
Axis Capital Holdings Series C, 6.88%	33,087	860,262
Everest RE Capital Trust II Series B, 6.20% (a)	26,470	655,132
MetLife, Inc. Series A, 4.00% (a)(b)	49,630	1,216,928
MetLife, Inc. Series B, 6.50%	124,076	3,140,364
PartnerRe, Ltd. Series C, 6.75% (a)	23,988	600,420
PartnerRe, Ltd. Series E, 7.25%	30,915	806,881
Principal Financial Group, Inc. Series B, 6.52% (b)	20,679	529,176
Prudential Financial, Inc., 9.00%	76,100	2,058,505
Prudential PLC, 6.75% (a)	20,679	528,348
Prudential PLC, 6.50% (a)	24,815	626,579
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	20,679	516,561
RenaissanceRe Holdings, Ltd. Series D, 6.60%	24,815	621,864
W.R. Berkley Capital Trust II, 6.75%	20,679	521,111

		25,662,798

MEDIA — 1.2%
Comcast Corp., 6.63% (a)	47,562	1,203,319
Comcast Corp. Series B, 7.00% (a)	46,528	1,170,179

		2,373,498

MULTI-UTILITIES — 1.6%
Dominion Resources Inc. Series A, 8.38% (a)	56,661	1,608,039
DTE Energy Co., 6.50%	23,818	649,517
Xcel Energy, Inc., 7.60%	33,087	854,968

		3,112,524

REAL ESTATE INVESTMENT TRUSTS — 8.4%
CommonWealth REIT Series E, 7.25% (a)	22,747	572,087
Digital Realty Trust, Inc. Series E, 7.00%	23,781	626,867
Harris Preferred Capital Corp. Series A, 7.38%	20,679	526,281
Health Care REIT, Inc. Series J, 6.50%	23,781	597,854
Hospitality Properties Trust. Series C, 7.00%	26,263	659,727
Hospitality Properties Trust. Series J, 7.13%	23,988	603,778
Kimco Realty Corp. Series G, 7.75% (a)	38,050	966,470
Kimco Realty Corp. Series I, 6.00%	33,087	825,851
National Retail Properties, Inc. Series D, 6.63%	23,781	604,037
Public Storage, 5.90% (a)	38,050	959,240
Public Storage Series M, 6.63% (a)	39,425	986,808
Public Storage Series Q, 6.50% (a)	31,019	852,092
Public Storage Series R, 6.35% (a)	40,325	1,087,565

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Public Storage Series T, 5.75%	38,257	$958,338
Realty Income Corp. Series F, 6.63%	30,915	786,787
Regency Centers Corp. Series 6, 6.63%	20,679	526,281
Vornado Realty LP, 7.88%	38,050	1,047,136
Vornado Realty Trust Series I, 6.63% (a)	22,334	567,954
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	62,038	1,601,821
Weingarten Realty Investors Series F, 6.50% (a)	28,951	724,643

		16,081,617

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
US Cellular Corp., 6.95%	28,289	737,777

TOTAL PREFERRED STOCKS —
(Cost $185,857,503)		190,147,496

SHORT TERM INVESTMENTS — 15.1%
MONEY MARKET FUNDS — 15.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	28,274,656	28,274,656
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	459,472	459,472

TOTAL SHORT TERM INVESTMENTS —
(Cost $28,734,128)		28,734,128

TOTAL INVESTMENTS — 115.0% (f)
(Cost $214,591,631)		218,881,624
OTHER ASSETS & LIABILITIES — (15.0)%		(28,562,003)

NET ASSETS — 100.0%		$190,319,621

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Variable rate security. The interest rate shown reflects the rate as of March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.9%
Treasury Bills*
0.03%, 5/3/2012	$143,296,000	$143,290,906
0.03%, 5/10/2012	104,851,000	104,845,888
0.03%, 5/17/2012	104,851,000	104,843,632
0.03%, 5/24/2012	104,851,000	104,842,512
0.04%, 5/31/2012	146,790,000	146,776,550
0.04%, 6/14/2012	104,851,000	104,836,993
0.05%, 6/7/2012	104,851,000	104,838,313
0.06%, 6/21/2012	104,851,000	104,835,664
0.06%, 6/28/2012	143,296,000	143,269,730

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,062,369,917)		1,062,380,188

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (a)(b)(c) (Cost $758,395)	758,395	758,395

TOTAL INVESTMENTS — 100.0% (d)
(Cost $1,063,128,312)		1,063,138,583
OTHER ASSETS & LIABILITIES — 0.0% (e)		(60,985)

NET ASSETS — 100.0%		$1,063,077,598

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR Barclays Capital TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	$27,874,964	$29,447,391
0.50%, 4/15/2015	15,710,753	16,658,268
0.63%, 4/15/2013	11,198,370	11,494,119
1.13%, 1/15/2021	26,884,719	30,291,551
1.25%, 4/15/2014	11,574,071	12,277,543
1.25%, 7/15/2020	23,806,804	27,210,462
1.38%, 7/15/2018	11,134,082	12,757,209
1.38%, 1/15/2020	14,068,755	16,157,121
1.63%, 1/15/2015	15,954,310	17,390,198
1.63%, 1/15/2018	12,560,780	14,444,897
1.88%, 7/15/2013	17,466,562	18,388,971
1.88%, 7/15/2015	14,013,259	15,629,128
1.88%, 7/15/2019	11,407,081	13,563,703
2.00%, 1/15/2014	18,225,158	19,483,787
2.00%, 7/15/2014	16,162,788	17,609,842
2.00%, 1/15/2016	13,733,150	15,507,748
2.13%, 1/15/2019	11,021,311	13,194,603
2.38%, 1/15/2017	13,714,977	16,078,616
2.50%, 7/15/2016	15,878,149	18,545,202
2.63%, 7/15/2017 (a)	10,831,018	13,031,015
Treasury Inflation Protected Indexed Bonds
0.13%, 1/15/2022 (a)	20,768,129	21,277,571
0.63%, 7/15/2021 (a)	25,497,478	27,613,004
0.75%, 2/15/2042	6,478,248	6,190,743
1.75%, 1/15/2028	11,966,872	14,263,075
2.00%, 1/15/2026	16,156,177	19,808,927
2.13%, 2/15/2040	11,255,136	14,803,993
2.13%, 2/15/2041	17,562,253	23,165,666
2.38%, 1/15/2025	23,817,959	30,308,353
2.38%, 1/15/2027	13,104,748	16,817,062
2.50%, 1/15/2029 (a)	10,567,411	13,945,707
3.38%, 4/15/2032	4,527,568	6,895,351
3.63%, 4/15/2028	16,638,086	24,523,042
3.88%, 4/15/2029	19,019,166	29,325,271

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $548,931,369)		598,099,139

	Shares
SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	18,385,984	18,385,984
State Street Institutional Liquid Reserves Fund 0.23% (c)(d)	9,055	9,055

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $18,395,039)		18,395,039

TOTAL INVESTMENTS — 102.7% (f)
(Cost $567,326,408)		616,494,178
OTHER ASSETS & LIABILITIES — (2.7)%		(15,917,765)

NET ASSETS — 100.0%		$600,576,413

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
7.25%, 5/15/2016	$26,000	$32,757
7.50%, 11/15/2016	20,000	25,908
9.25%, 2/15/2016	6,000	7,955
9.88%, 11/15/2015	6,000	7,980
10.63%, 8/15/2015	4,000	5,338
11.25%, 2/15/2015	12,000	15,659
Treasury Notes
0.13%, 8/31/2013	63,000	62,857
0.13%, 9/30/2013	70,000	69,826
0.13%, 12/31/2013	60,000	59,795
0.25%, 10/31/2013	63,000	62,946
0.25%, 11/30/2013	68,000	67,929
0.25%, 1/31/2014	55,000	54,921
0.25%, 2/28/2014	60,000	59,911
0.25%, 3/31/2014	50,000	49,914
0.25%, 9/15/2014	52,000	51,764
0.25%, 12/15/2014	55,000	54,668
0.25%, 1/15/2015	45,000	44,712
0.25%, 2/15/2015	50,000	49,644
0.38%, 6/30/2013	68,000	68,097
0.38%, 7/31/2013	68,000	68,087
0.38%, 11/15/2014	62,000	61,847
0.38%, 3/15/2015	50,000	49,809
0.50%, 5/31/2013	68,000	68,194
0.50%, 10/15/2013	36,000	36,103
0.50%, 11/15/2013	48,000	48,149
0.50%, 8/15/2014	55,000	55,095
0.50%, 10/15/2014	52,000	52,060
0.63%, 4/30/2013	58,000	58,237
0.63%, 7/15/2014	62,000	62,304
0.75%, 8/15/2013	57,000	57,364
0.75%, 9/15/2013	54,000	54,358
0.75%, 12/15/2013	36,000	36,265
0.75%, 6/15/2014	62,000	62,477
0.88%, 11/30/2016	65,000	64,722
0.88%, 12/31/2016	53,000	52,724
0.88%, 1/31/2017	50,000	49,690
0.88%, 2/28/2017	55,000	54,611
1.00%, 7/15/2013	52,000	52,485
1.00%, 1/15/2014	28,000	28,337
1.00%, 5/15/2014	44,000	44,581
1.00%, 8/31/2016	68,000	68,288
1.00%, 9/30/2016	68,000	68,231
1.00%, 10/31/2016	68,000	68,165
1.13%, 6/15/2013	50,000	50,519
1.25%, 2/15/2014	34,000	34,579
1.25%, 3/15/2014	36,000	36,627
1.25%, 4/15/2014	40,000	40,718
1.25%, 8/31/2015	50,000	51,041
1.25%, 9/30/2015	60,000	61,221
1.25%, 10/31/2015	60,000	61,189
1.38%, 5/15/2013	64,000	64,796
1.38%, 11/30/2015	50,000	51,202
1.50%, 12/31/2013	45,000	45,923
1.50%, 6/30/2016	62,000	63,641
1.50%, 7/31/2016	68,000	69,771
1.75%, 4/15/2013	66,000	67,026
1.75%, 1/31/2014	46,000	47,190
1.75%, 3/31/2014	52,000	53,436
1.75%, 7/31/2015	54,000	56,004
1.75%, 5/31/2016	44,000	45,651
1.88%, 2/28/2014	36,000	37,049
1.88%, 4/30/2014	54,000	55,664
1.88%, 6/30/2015	46,000	47,882
2.00%, 11/30/2013	38,000	39,061
2.00%, 1/31/2016	58,000	60,742
2.00%, 4/30/2016	44,000	46,094
2.13%, 11/30/2014	76,000	79,295
2.13%, 5/31/2015	64,000	67,095
2.13%, 12/31/2015	28,000	29,455
2.13%, 2/29/2016	30,000	31,575
2.25%, 5/31/2014	54,000	56,164
2.25%, 1/31/2015	68,000	71,312
2.25%, 3/31/2016	42,000	44,422
2.38%, 8/31/2014	66,000	69,063
2.38%, 9/30/2014	70,000	73,331
2.38%, 10/31/2014	64,000	67,120
2.38%, 2/28/2015	76,000	80,046
2.38%, 3/31/2016	30,000	31,865
2.50%, 3/31/2015	78,000	82,545
2.50%, 4/30/2015	70,000	74,136
2.63%, 6/30/2014	62,000	65,095
2.63%, 7/31/2014	64,000	67,263
2.63%, 12/31/2014	70,000	74,036
2.63%, 2/29/2016	24,000	25,705
2.63%, 4/30/2016	26,000	27,880
2.75%, 10/31/2013	40,000	41,538
2.75%, 11/30/2016	42,000	45,370
2.88%, 3/31/2018	35,000	38,128
3.00%, 8/31/2016	44,000	47,973
3.00%, 9/30/2016	46,000	50,179
3.00%, 2/28/2017	20,000	21,889
3.13%, 4/30/2013	38,000	39,177
3.13%, 8/31/2013	42,000	43,678
3.13%, 9/30/2013	42,000	43,778
3.13%, 10/31/2016	50,000	54,851
3.13%, 1/31/2017	45,000	49,466
3.25%, 5/31/2016	32,000	35,153
3.25%, 6/30/2016	31,000	34,077
3.25%, 7/31/2016	44,000	48,412
3.25%, 12/31/2016	35,000	38,654
3.38%, 6/30/2013	38,000	39,472
3.38%, 7/31/2013	36,000	37,484
3.50%, 5/31/2013	34,000	35,279
3.63%, 5/15/2013	30,000	31,128
4.00%, 2/15/2014	48,000	51,250
4.00%, 2/15/2015	50,000	54,957
4.13%, 5/15/2015	42,000	46,604
4.25%, 8/15/2013	52,000	54,807
4.25%, 11/15/2013	54,000	57,432
4.25%, 8/15/2014	40,000	43,597
4.25%, 11/15/2014	42,000	46,107
4.25%, 8/15/2015	48,000	53,786
4.50%, 11/15/2015	40,000	45,436
4.50%, 2/15/2016	38,000	43,426
4.63%, 11/15/2016	36,000	41,949
4.63%, 2/15/2017	15,000	17,567
4.75%, 5/15/2014	46,000	50,233
4.88%, 8/15/2016	32,000	37,464

SPDR Barclays Capital Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.13%, 5/15/2016	$28,000	$32,885

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,942,256)		5,932,379

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (a)(b)(c) (Cost $4,751)	4,751	4,751

TOTAL INVESTMENTS — 99.1% (d)
(Cost $5,947,007)		5,937,130
OTHER ASSETS & LIABILITIES — 0.9%		54,771

NET ASSETS — 100.0%		$5,991,901

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
7.25%, 5/15/2016	$866,000	$1,091,073
7.50%, 11/15/2016	367,000	475,416
7.88%, 2/15/2021 (a)	190,000	282,038
8.00%, 11/15/2021	466,000	707,910
8.13%, 8/15/2019	419,000	608,698
8.13%, 5/15/2021	86,000	130,135
8.13%, 8/15/2021 (a)	87,000	132,420
8.50%, 2/15/2020 (a)	189,000	283,249
8.75%, 5/15/2017 (a)	291,000	402,331
8.75%, 5/15/2020 (a)	160,000	244,309
8.75%, 8/15/2020	283,000	435,062
8.88%, 8/15/2017 (a)	194,000	272,477
8.88%, 2/15/2019 (a)	287,000	425,432
9.00%, 11/15/2018 (a)	228,000	337,342
9.13%, 5/15/2018	307,000	448,533
9.25%, 2/15/2016 (a)	225,000	298,310
9.88%, 11/15/2015	263,000	349,795
10.63%, 8/15/2015	163,000	217,511
11.25%, 2/15/2015	500,000	652,475
Treasury Notes
0.13%, 8/31/2013	1,423,000	1,419,770
0.13%, 9/30/2013	1,463,000	1,459,372
0.13%, 12/31/2013	1,324,000	1,319,472
0.25%, 10/31/2013	1,463,000	1,461,742
0.25%, 11/30/2013	1,423,000	1,421,506
0.25%, 1/31/2014	1,458,000	1,455,915
0.25%, 2/28/2014 (a)	1,500,000	1,497,765
0.25%, 3/31/2014	1,200,000	1,197,937
0.25%, 9/15/2014	1,461,000	1,454,382
0.25%, 12/15/2014 (a)	946,000	940,286
0.25%, 1/15/2015	972,000	965,770
0.25%, 2/15/2015 (a)	1,500,000	1,489,335
0.38%, 6/30/2013	1,608,000	1,610,283
0.38%, 7/31/2013	1,423,000	1,424,821
0.38%, 11/15/2014	961,000	958,636
0.38%, 3/15/2015	750,000	747,128
0.50%, 5/31/2013	1,424,000	1,428,073
0.50%, 10/15/2013	1,254,000	1,257,574
0.50%, 11/15/2013	1,296,000	1,300,030
0.50%, 8/15/2014	1,237,000	1,239,128
0.50%, 10/15/2014	961,000	962,105
0.63%, 4/30/2013 (a)	1,419,000	1,424,804
0.63%, 7/15/2014	1,237,000	1,243,061
0.75%, 8/15/2013	1,310,000	1,318,371
0.75%, 9/15/2013	1,432,000	1,441,494
0.75%, 12/15/2013	1,035,000	1,042,607
0.75%, 6/15/2014	1,419,000	1,429,926
0.88%, 11/30/2016	1,423,000	1,416,910
0.88%, 12/31/2016	568,000	565,041
0.88%, 1/31/2017 (a)	1,264,000	1,256,176
0.88%, 2/28/2017 (a)	1,000,000	992,920
1.00%, 7/15/2013	1,204,000	1,215,221
1.00%, 1/15/2014	938,000	949,284
1.00%, 5/15/2014	1,594,000	1,615,041
1.00%, 8/31/2016	1,423,000	1,429,019
1.00%, 9/30/2016	963,000	966,274
1.00%, 10/31/2016	963,000	965,340
1.00%, 3/31/2017	800,000	798,216
1.13%, 6/15/2013 (a)	1,414,000	1,428,677
1.25%, 2/15/2014	943,000	959,059
1.25%, 3/15/2014 (a)	853,000	867,859
1.25%, 4/15/2014	946,000	962,971
1.25%, 8/31/2015	1,017,000	1,038,174
1.25%, 9/30/2015	1,363,000	1,390,737
1.25%, 10/31/2015	1,390,000	1,417,550
1.25%, 1/31/2019 (a)	778,000	761,631
1.38%, 5/15/2013	1,414,000	1,431,590
1.38%, 11/30/2015	1,432,000	1,466,425
1.38%, 9/30/2018	957,000	950,435
1.38%, 11/30/2018 (a)	957,000	947,880
1.38%, 12/31/2018 (a)	662,000	654,970
1.38%, 2/28/2019 (a)	500,000	492,850
1.50%, 12/31/2013	1,180,000	1,204,202
1.50%, 6/30/2016	1,380,000	1,416,529
1.50%, 7/31/2016	1,423,000	1,460,055
1.50%, 8/31/2018	1,138,000	1,140,868
1.50%, 3/31/2019	500,000	496,170
1.75%, 4/15/2013	1,471,000	1,493,874
1.75%, 1/31/2014	1,079,000	1,106,903
1.75%, 3/31/2014	1,199,000	1,232,116
1.75%, 7/31/2015	1,189,000	1,233,124
1.75%, 5/31/2016	1,061,000	1,100,819
1.75%, 10/31/2018	957,000	972,054
1.88%, 2/28/2014	962,000	990,023
1.88%, 4/30/2014	1,511,000	1,557,569
1.88%, 6/30/2015	1,184,000	1,232,438
1.88%, 8/31/2017 (a)	1,241,000	1,286,421
1.88%, 9/30/2017	1,052,000	1,089,357
1.88%, 10/31/2017	1,055,000	1,091,630
2.00%, 11/30/2013	1,037,000	1,065,943
2.00%, 1/31/2016	1,251,000	1,310,135
2.00%, 4/30/2016	950,000	995,220
2.00%, 11/15/2021	1,923,000	1,892,943
2.00%, 2/15/2022 (a)	800,000	784,560
2.13%, 11/30/2014	1,800,000	1,878,048
2.13%, 5/31/2015	1,504,000	1,576,733
2.13%, 12/31/2015 (a)	753,000	792,118
2.13%, 2/29/2016	664,000	698,867
2.13%, 8/15/2021	3,055,000	3,052,281
2.25%, 5/31/2014	1,191,000	1,238,735
2.25%, 1/31/2015	1,278,000	1,340,251
2.25%, 3/31/2016 (a)	948,000	1,002,671
2.25%, 11/30/2017	809,000	853,325
2.25%, 7/31/2018	857,000	899,439
2.38%, 8/31/2014	1,727,000	1,807,150
2.38%, 9/30/2014	1,742,000	1,824,884
2.38%, 10/31/2014	1,696,000	1,778,680
2.38%, 2/28/2015	1,910,000	2,011,688
2.38%, 3/31/2016 (a)	822,000	873,087
2.38%, 7/31/2017	1,069,000	1,136,603
2.38%, 5/31/2018	940,000	994,887
2.38%, 6/30/2018 (a)	948,000	1,002,813
2.50%, 3/31/2015	1,912,000	2,023,412
2.50%, 4/30/2015	1,566,000	1,658,519
2.50%, 6/30/2017	765,000	818,412
2.63%, 6/30/2014	1,516,000	1,591,679
2.63%, 7/31/2014	1,629,000	1,712,046
2.63%, 12/31/2014	1,645,000	1,739,851
2.63%, 2/29/2016	475,000	508,739
2.63%, 4/30/2016	829,000	888,928

SPDR Barclays Capital Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

2.63%, 1/31/2018 (a)	$552,000	$593,472
2.63%, 4/30/2018 (a)	753,000	809,151
2.63%, 8/15/2020	2,436,000	2,567,861
2.63%, 11/15/2020	3,067,000	3,225,012
2.75%, 10/31/2013	861,000	894,114
2.75%, 11/30/2016	1,229,000	1,327,603
2.75%, 5/31/2017	855,000	925,632
2.75%, 12/31/2017 (a)	804,000	870,330
2.75%, 2/28/2018 (a)	686,000	742,499
2.75%, 2/15/2019	1,497,000	1,612,434
2.88%, 3/31/2018 (a)	940,000	1,023,914
3.00%, 8/31/2016	1,025,000	1,117,547
3.00%, 9/30/2016	1,331,000	1,451,908
3.00%, 2/28/2017	643,000	703,744
3.13%, 4/30/2013	847,000	873,240
3.13%, 8/31/2013	1,010,000	1,050,350
3.13%, 9/30/2013	913,000	951,647
3.13%, 10/31/2016	772,000	846,900
3.13%, 1/31/2017	1,228,000	1,349,867
3.13%, 4/30/2017	854,000	940,339
3.13%, 5/15/2019 (a)	1,906,000	2,098,277
3.13%, 5/15/2021	2,659,000	2,894,056
3.25%, 5/31/2016	440,000	483,353
3.25%, 6/30/2016	908,000	998,128
3.25%, 7/31/2016 (a)	823,000	905,522
3.25%, 12/31/2016	858,000	947,575
3.25%, 3/31/2017	1,233,000	1,365,005
3.38%, 6/30/2013	708,000	735,435
3.38%, 7/31/2013 (a)	943,000	981,880
3.38%, 11/15/2019	1,993,000	2,224,547
3.50%, 5/31/2013	699,000	725,296
3.50%, 2/15/2018	1,316,000	1,478,829
3.50%, 5/15/2020	2,471,000	2,779,331
3.63%, 5/15/2013 (a)	609,000	631,892
3.63%, 8/15/2019 (a)	1,454,000	1,649,854
3.63%, 2/15/2020	2,785,000	3,158,803
3.63%, 2/15/2021	2,730,000	3,090,251
3.75%, 11/15/2018	1,153,000	1,318,513
3.88%, 5/15/2018	561,000	644,062
4.00%, 2/15/2014	841,000	897,936
4.00%, 2/15/2015 (a)	1,275,000	1,401,404
4.00%, 8/15/2018 (a)	419,000	485,541
4.13%, 5/15/2015	865,000	959,830
4.25%, 8/15/2013	1,185,000	1,248,966
4.25%, 11/15/2013	1,088,000	1,157,153
4.25%, 8/15/2014	854,000	930,792
4.25%, 11/15/2014	680,000	746,490
4.25%, 8/15/2015	1,235,000	1,383,879
4.25%, 11/15/2017	1,026,000	1,194,346
4.50%, 11/15/2015	933,000	1,059,804
4.50%, 2/15/2016	820,000	937,096
4.50%, 5/15/2017	608,000	711,390
4.63%, 11/15/2016	943,000	1,098,821
4.63%, 2/15/2017	508,000	594,929
4.75%, 5/15/2014	1,173,000	1,280,951
4.75%, 8/15/2017 (a)	936,000	1,111,556
4.88%, 8/15/2016	1,033,000	1,209,395
5.13%, 5/15/2016	1,062,000	1,247,287

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $196,048,024)		204,148,597

	Shares
SHORT TERM INVESTMENTS — 9.3%
MONEY MARKET FUNDS — 9.3%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	17,922,799	17,922,799
State Street Institutional Liquid Reserves Fund 0.23% (c)(d)	1,257,126	1,257,126

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $19,179,925)		19,179,925

TOTAL INVESTMENTS — 108.3% (f)
(Cost $215,227,949)		223,328,522
OTHER ASSETS & LIABILITIES — (8.3)%		(17,165,179)

NET ASSETS — 100.0%		$206,163,343

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Capital Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.0%
Treasury Bonds
3.13%, 11/15/2041	$2,357,000	$2,260,057
3.13%, 2/15/2042	1,725,000	1,653,171
3.50%, 2/15/2039	1,333,000	1,383,814
3.75%, 8/15/2041	2,308,000	2,494,256
3.88%, 8/15/2040	1,763,000	1,949,420
4.25%, 5/15/2039	1,499,000	1,765,192
4.25%, 11/15/2040 (a)	2,070,000	2,436,949
4.38%, 2/15/2038	808,000	969,430
4.38%, 11/15/2039 (a)	2,078,000	2,495,720
4.38%, 5/15/2040	2,140,000	2,570,589
4.38%, 5/15/2041	2,100,000	2,523,780
4.50%, 2/15/2036	1,098,000	1,339,285
4.50%, 5/15/2038	928,000	1,135,185
4.50%, 8/15/2039	1,243,000	1,522,128
4.63%, 2/15/2040 (a)	1,894,000	2,364,754
4.75%, 2/15/2037	575,000	727,248
4.75%, 2/15/2041	1,700,000	2,165,834
5.00%, 5/15/2037	735,000	962,747
5.25%, 11/15/2028	495,000	646,584
5.25%, 2/15/2029 (a)	496,000	649,239
5.38%, 2/15/2031 (a)	776,000	1,043,332
5.50%, 8/15/2028 (a)	421,000	563,243
6.00%, 2/15/2026	588,000	811,193
6.13%, 11/15/2027	855,000	1,207,824
6.13%, 8/15/2029	351,000	503,815
6.25%, 8/15/2023 (a)	927,000	1,283,969
6.25%, 5/15/2030	598,000	875,251
6.38%, 8/15/2027	316,000	455,795
6.50%, 11/15/2026	389,000	563,334
6.63%, 2/15/2027	317,000	465,166
6.75%, 8/15/2026 (a)	258,000	380,865
6.88%, 8/15/2025	383,000	566,013
7.13%, 2/15/2023	466,000	683,095
7.25%, 8/15/2022	439,000	644,650
7.50%, 11/15/2024 (a)	368,000	565,697
7.63%, 11/15/2022 (a)	236,000	356,334
7.63%, 2/15/2025	335,000	521,096

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $46,819,145)		45,506,054

	Shares
SHORT TERM INVESTMENTS — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,781,135	5,781,135
State Street Institutional Liquid Reserves Fund 0.23% (c)(d)	17,907	17,907

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $5,799,042)		5,799,042

TOTAL INVESTMENTS — 111.6% (f)
(Cost $52,618,187)		51,305,096
OTHER ASSETS & LIABILITIES — (11.6)%		(5,352,955)

NET ASSETS — 100.0%		$45,952,141

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 1.2%
General Dynamics Corp.:
1.38%, 1/15/2015	$1,438,000	$1,461,295
4.25%, 5/15/2013	1,438,000	1,497,660
5.25%, 2/1/2014	950,000	1,028,840
Northrop Grumman Corp. 3.70%, 8/1/2014	350,000	369,352
Raytheon Co. 1.40%, 12/15/2014	500,000	508,869
The Boeing Co.:
3.50%, 2/15/2015	1,000,000	1,076,336
5.00%, 3/15/2014	1,750,000	1,901,746

		7,844,098

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 7.38%, 1/15/2014	250,000	276,590
GATX Corp. 8.75%, 5/15/2014	250,000	281,331
United Parcel Service, Inc. 3.88%, 4/1/2014	1,325,000	1,410,143

		1,968,064

AIRLINES — 0.0% (a)
Southwest Airlines Co. 5.25%, 10/1/2014	122,000	131,199

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
1.75%, 3/1/2014	250,000	253,376
4.88%, 9/15/2013	250,000	263,080

		516,456

AUTOMOBILES — 0.5%
Daimler Finance North America LLC 6.50%, 11/15/2013	2,250,000	2,446,446
PACCAR Financial Corp.:
1.55%, 9/29/2014	500,000	508,789
2.05%, 6/17/2013	300,000	305,290
PACCAR, Inc. 6.88%, 2/15/2014	250,000	277,238

		3,537,763

BEVERAGES — 3.3%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	1,600,000	1,623,984
4.13%, 1/15/2015	1,000,000	1,082,679
5.38%, 11/15/2014	2,375,000	2,644,119
Bottling Group LLC 6.95%, 3/15/2014	1,625,000	1,815,596
Coca-Cola Enterprises, Inc. 1.13%, 11/12/2013	300,000	301,143
Coca-Cola HBC Finance BV 5.13%, 9/17/2013	350,000	364,193
Coca-Cola Refreshments USA, Inc. 7.38%, 3/3/2014	1,250,000	1,404,232
Diageo Capital PLC 7.38%, 1/15/2014	2,169,000	2,418,185
Diageo Finance BV 5.50%, 4/1/2013	250,000	262,359
PepsiAmericas, Inc. 4.38%, 2/15/2014	600,000	639,353
PepsiCo, Inc.:
3.10%, 1/15/2015	2,625,000	2,779,512
3.75%, 3/1/2014	1,825,000	1,933,068
The Coca-Cola Co.:
0.75%, 11/15/2013	1,450,000	1,457,340
0.75%, 3/13/2015	500,000	499,043
3.63%, 3/15/2014	1,875,000	1,985,611

		21,210,417

BIOTECHNOLOGY — 0.4%
Amgen, Inc.:
1.88%, 11/15/2014	188,000	193,300
4.85%, 11/18/2014	1,500,000	1,654,232
Gilead Sciences, Inc. 2.40%, 12/1/2014	1,000,000	1,038,450

		2,885,982

BUILDING MATERIALS — 0.0% (a)
CRH America, Inc. 5.30%, 10/15/2013	203,000	212,512

CAPITAL MARKETS — 7.1%
BlackRock, Inc. 3.50%, 12/10/2014	1,300,000	1,390,160
Morgan Stanley:
2.88%, 1/24/2014	1,750,000	1,741,947
2.88%, 7/28/2014	135,000	134,061
4.10%, 1/26/2015	3,500,000	3,508,544
4.20%, 11/20/2014	1,500,000	1,513,489
4.75%, 4/1/2014	4,375,000	4,459,691
6.00%, 5/13/2014	2,600,000	2,721,280
6.75%, 10/15/2013	625,000	657,696
Northern Trust Corp. 5.50%, 8/15/2013	1,000,000	1,064,908
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	1,070,000	1,134,113
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014	500,000	506,022
4.30%, 5/15/2014	2,800,000	3,012,786
5.13%, 8/27/2013	900,000	957,745
The Bear Stearns Cos. LLC 5.70%, 11/15/2014	5,500,000	6,071,251
The Charles Schwab Corp. 4.95%, 6/1/2014	950,000	1,029,439
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	2,875,000	2,973,663
5.00%, 10/1/2014	500,000	528,411
5.13%, 1/15/2015	2,750,000	2,919,826
5.15%, 1/15/2014	1,000,000	1,048,977
5.25%, 4/1/2013	1,675,000	1,735,641
5.25%, 10/15/2013	2,850,000	2,981,391
5.50%, 11/15/2014	1,250,000	1,333,522
6.00%, 5/1/2014	2,438,000	2,608,237

		46,032,800

CHEMICALS — 1.7%
Airgas, Inc.:
2.85%, 10/1/2013	250,000	254,291
4.50%, 9/15/2014	374,000	395,494
E.I. du Pont de Nemours & Co.:
1.75%, 3/25/2014	1,500,000	1,534,363
5.00%, 7/15/2013	750,000	791,435

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ecolab, Inc. 2.38%, 12/8/2014	$500,000	$517,006
ICI Wilmington, Inc. 5.63%, 12/1/2013	500,000	530,939
Potash Corp. of Saskatchewan, Inc. 5.25%, 5/15/2014	1,250,000	1,358,877
Praxair, Inc.:
2.13%, 6/14/2013	975,000	990,588
3.95%, 6/1/2013	350,000	362,831
The Dow Chemical Co.:
5.90%, 2/15/2015	2,000,000	2,249,104
7.60%, 5/15/2014	1,600,000	1,808,968
The Sherwin-Williams Co. 3.13%, 12/15/2014	500,000	525,043

		11,318,939

COMMERCIAL BANKS — 15.2%
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	875,000	869,579
American Express Bank FSB 5.50%, 4/16/2013	1,250,000	1,308,319
Banco Bradesco SA/Cayman Islands 8.75%, 4/24/2013	500,000	546,420
Bank of Montreal:
1.75%, 4/29/2014	250,000	254,434
2.13%, 6/28/2013	1,375,000	1,400,267
Bank of Nova Scotia:
1.85%, 1/12/2015	1,500,000	1,526,335
2.38%, 12/17/2013	1,250,000	1,284,756
3.40%, 1/22/2015	3,625,000	3,833,618
Barclays Bank PLC:
2.38%, 1/13/2014	1,000,000	1,008,163
2.75%, 2/23/2015	1,300,000	1,311,694
5.20%, 7/10/2014	3,000,000	3,187,772
BB&T Corp.:
2.05%, 4/28/2014	1,150,000	1,173,862
3.38%, 9/25/2013	750,000	775,750
BBVA US Senior SAU 3.25%, 5/16/2014	1,050,000	1,037,517
BNP Paribas 3.25%, 3/11/2015	4,000,000	4,038,540
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	1,700,000	1,717,461
Commonwealth Bank of Australia/New York, NY 1.95%, 3/16/2015	2,500,000	2,515,370
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 1.85%, 1/10/2014	1,625,000	1,639,577
Credit Suisse of New York, NY:
2.20%, 1/14/2014	2,600,000	2,625,659
3.50%, 3/23/2015	2,000,000	2,083,010
5.00%, 5/15/2013	2,000,000	2,076,743
5.50%, 5/1/2014	4,790,000	5,152,101
Deutsche Bank AG 4.88%, 5/20/2013	1,850,000	1,919,262
Deutsche Bank AG London 3.88%, 8/18/2014	2,150,000	2,251,597
Fifth Third Bancorp 6.25%, 5/1/2013	1,225,000	1,290,872
HSBC Bank USA NA 4.63%, 4/1/2014	750,000	786,352
HSBC Finance Corp.:
4.75%, 7/15/2013	785,000	811,430
5.25%, 1/15/2014	1,000,000	1,053,424
HSBC USA, Inc. 2.38%, 2/13/2015	1,925,000	1,939,320
JPMorgan Chase & Co. 3.70%, 1/20/2015	500,000	526,464
Key Bank NA 5.80%, 7/1/2014	1,050,000	1,135,231
KeyCorp 6.50%, 5/14/2013	1,250,000	1,320,912
Mercantile Bankshares Corp. 4.63%, 4/15/2013	450,000	465,690
National Australia Bank/New York 2.00%, 3/9/2015	2,000,000	2,003,072
National City Bank 4.63%, 5/1/2013	250,000	259,553
PNC Funding Corp.:
3.63%, 2/8/2015	1,500,000	1,590,580
5.40%, 6/10/2014	750,000	817,299
Royal Bank of Canada:
1.13%, 1/15/2014	500,000	503,000
1.45%, 10/30/2014	2,475,000	2,513,680
2.10%, 7/29/2013	1,000,000	1,019,316
SouthTrust Corp. 5.80%, 6/15/2014	750,000	811,396
The Bank Of New York Mellon Corp.:
1.20%, 2/20/2015	270,000	270,337
4.50%, 4/1/2013	1,250,000	1,300,628
The Royal Bank of Scotland PLC:
3.25%, 1/11/2014	500,000	505,715
3.40%, 8/23/2013	1,550,000	1,574,600
The Toronto-Dominion Bank 1.38%, 7/14/2014	650,000	657,908
UFJ Finance Aruba AEC 6.75%, 7/15/2013	1,105,000	1,171,300
Union Bank NA 2.13%, 12/16/2013	500,000	507,909
US Bancorp:
1.38%, 9/13/2013	1,250,000	1,260,584
2.00%, 6/14/2013	1,000,000	1,016,913
2.88%, 11/20/2014	500,000	524,508
4.20%, 5/15/2014	2,225,000	2,379,642
US Bank NA 6.30%, 2/4/2014	1,500,000	1,633,526
Wachovia Bank 4.80%, 11/1/2014	500,000	535,246
Wachovia Corp.:
4.88%, 2/15/2014	500,000	525,930
5.25%, 8/1/2014	1,950,000	2,094,346
5.50%, 5/1/2013	3,165,000	3,320,997
5.70%, 8/1/2013	350,000	370,109
Wells Fargo & Co.:
1.25%, 2/13/2015	2,500,000	2,492,579
3.75%, 10/1/2014	5,450,000	5,786,206
4.95%, 10/16/2013	2,250,000	2,373,639

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Westpac Banking Corp.:
2.10%, 8/2/2013	$2,100,000	$2,122,544
4.20%, 2/27/2015	2,225,000	2,371,841

		99,182,404

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Cornell University 4.35%, 2/1/2014	10,000	10,666
Pitney Bowes, Inc.:
3.88%, 6/15/2013	500,000	515,121
4.88%, 8/15/2014	300,000	317,467
The Board Of Trustees Of The Leland Stanford Junior University 3.63%, 5/1/2014	500,000	530,874
Waste Management, Inc. 5.00%, 3/15/2014	100,000	107,451

		1,481,579

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
1.63%, 3/14/2014	2,188,000	2,234,203
2.90%, 11/17/2014	900,000	952,999

		3,187,202

COMPUTERS & PERIPHERALS — 2.9%
Dell, Inc.:
1.40%, 9/10/2013	901,000	909,556
4.70%, 4/15/2013	500,000	521,270
5.63%, 4/15/2014	500,000	547,766
Hewlett-Packard Co.:
1.25%, 9/13/2013	1,250,000	1,252,931
1.55%, 5/30/2014	2,250,000	2,250,630
4.75%, 6/2/2014	500,000	533,037
6.13%, 3/1/2014	2,750,000	2,987,385
HP Enterprise Services LLC, Series B 6.00%, 8/1/2013	600,000	632,737
International Business Machines Corp.:
0.88%, 10/31/2014	1,500,000	1,509,142
1.00%, 8/5/2013	1,938,000	1,950,015
1.25%, 5/12/2014	773,000	782,941
2.10%, 5/6/2013	1,688,000	1,719,074
6.50%, 10/15/2013	1,775,000	1,932,686
International Business Machines Corp., Series A 7.50%, 6/15/2013	938,000	1,017,330
Lexmark International, Inc. 5.90%, 6/1/2013	350,000	365,293

		18,911,793

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	813,000	823,980
1.55%, 12/20/2013	1,250,000	1,269,493
1.65%, 4/1/2014	200,000	203,020
2.00%, 4/5/2013	405,000	410,969
4.60%, 1/15/2014	500,000	530,573
4.90%, 8/15/2013	1,000,000	1,058,151
6.13%, 2/17/2014	1,938,000	2,126,620
6.20%, 9/30/2013	1,250,000	1,347,594

		7,770,400

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	750,000	792,296

DIVERSIFIED FINANCIAL SERVICES — 18.4%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	2,125,000	2,229,694
American Express Co. 7.25%, 5/20/2014	2,468,000	2,774,281
American Express Credit Corp.:
5.13%, 8/25/2014	1,250,000	1,359,918
5.88%, 5/2/2013	1,925,000	2,025,316
7.30%, 8/20/2013	2,200,000	2,381,131
Bank of America Corp.:
4.75%, 8/15/2013	500,000	514,477
4.90%, 5/1/2013	2,500,000	2,561,343
5.38%, 6/15/2014	600,000	627,723
7.38%, 5/15/2014	4,625,000	5,019,243
BP Capital Markets PLC:
3.63%, 5/8/2014	1,250,000	1,313,642
3.88%, 3/10/2015	2,000,000	2,146,002
5.25%, 11/7/2013	3,263,000	3,484,351
Capital One Bank USA NA 6.50%, 6/13/2013	350,000	369,273
Capital One Financial Corp.:
2.13%, 7/15/2014	350,000	351,857
6.25%, 11/15/2013	250,000	267,341
7.38%, 5/23/2014	2,200,000	2,440,225
Citigroup, Inc.:
5.00%, 9/15/2014	4,200,000	4,343,286
5.13%, 5/5/2014	750,000	788,554
5.50%, 4/11/2013	3,760,000	3,902,724
5.50%, 10/15/2014	2,250,000	2,407,195
5.85%, 7/2/2013	1,438,000	1,504,524
6.00%, 12/13/2013	3,250,000	3,441,585
6.01%, 1/15/2015	2,250,000	2,445,208
6.38%, 8/12/2014	3,250,000	3,522,658
6.50%, 8/19/2013	3,325,000	3,514,596
CME Group, Inc. 5.75%, 2/15/2014	2,000,000	2,180,189
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	1,000,000	1,073,187
5.13%, 1/15/2014	500,000	527,430
5.50%, 8/15/2013	1,475,000	1,551,985
Franklin Resources, Inc. 2.00%, 5/20/2013	360,000	365,341
General Electric Capital Corp.:
1.88%, 9/16/2013	2,000,000	2,027,121
2.10%, 1/7/2014	2,125,000	2,168,961
2.15%, 1/9/2015	3,750,000	3,832,791
4.80%, 5/1/2013	1,250,000	1,304,005
5.50%, 6/4/2014	1,125,000	1,228,872
5.65%, 6/9/2014	1,125,000	1,234,446
5.90%, 5/13/2014	2,125,000	2,334,667
General Electric Capital Corp., Series A 3.75%, 11/14/2014	3,750,000	3,990,168
JPMorgan Chase & Co.:
1.65%, 9/30/2013	700,000	707,409
1.88%, 3/20/2015	3,000,000	3,010,298
2.05%, 1/24/2014	2,000,000	2,033,782
4.65%, 6/1/2014	1,500,000	1,598,457
4.75%, 5/1/2013	2,000,000	2,082,002

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.13%, 9/15/2014	$3,188,000	$3,426,610
Mellon Funding Corp.:
5.00%, 12/1/2014	625,000	680,477
5.20%, 5/15/2014	49,000	53,597
Merrill Lynch & Co., Inc.:
5.00%, 2/3/2014	1,050,000	1,080,858
5.00%, 1/15/2015	1,000,000	1,039,319
5.45%, 7/15/2014	3,500,000	3,653,660
6.15%, 4/25/2013	1,500,000	1,560,696
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	115,000	114,501
1.13%, 11/1/2013	500,000	501,477
4.75%, 3/1/2014	460,000	494,155
5.50%, 7/1/2013	1,237,000	1,308,568
Nomura Holdings, Inc. 5.00%, 3/4/2015	2,000,000	2,076,696
NYSE Euronext 4.80%, 6/28/2013	500,000	524,104
SLM Corp.:
5.00%, 10/1/2013	950,000	971,375
5.38%, 5/15/2014	1,600,000	1,656,000
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015	500,000	519,989
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	3,000,000	3,105,890
The Western Union Co. 6.50%, 2/26/2014	850,000	922,102
Toyota Motor Credit Corp.:
1.00%, 2/17/2015	750,000	749,239
1.25%, 11/17/2014	1,245,000	1,257,376
1.38%, 8/12/2013	1,150,000	1,161,042
UBS AG of Stamford, CT:
2.25%, 8/12/2013	1,625,000	1,635,088
2.25%, 1/28/2014	500,000	503,240
3.88%, 1/15/2015	2,000,000	2,089,768

		120,073,085

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Qwest Corp. 7.50%, 10/1/2014	300,000	333,536
Verizon Communications, Inc. 1.95%, 3/28/2014	1,250,000	1,279,185

		1,612,721

ELECTRIC UTILITIES — 4.0%
Baltimore Gas & Electric Co. 6.13%, 7/1/2013	250,000	266,078
Carolina Power & Light Co. 5.13%, 9/15/2013	800,000	849,528
Commonwealth Edison Co. 1.63%, 1/15/2014	1,750,000	1,776,009
Consolidated Edison Co. of New York, Inc. 5.55%, 4/1/2014	250,000	272,278
Consumers Energy Co., Series D 5.38%, 4/15/2013	114,000	119,584
Duke Energy Carolinas LLC 5.75%, 11/15/2013	1,000,000	1,076,460
Duke Energy Corp.:
3.95%, 9/15/2014	500,000	533,969
6.30%, 2/1/2014	1,500,000	1,642,986
Duke Energy Indiana, Inc. 5.00%, 9/15/2013	250,000	264,464
Enersis SA/Cayman Island 7.38%, 1/15/2014	625,000	678,050
Entergy Louisiana LLC 1.88%, 12/15/2014	1,225,000	1,235,943
Exelon Generation Co. LLC 5.35%, 1/15/2014	400,000	427,908
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	1,000,000	1,074,685
Georgia Power Co.:
1.30%, 9/15/2013	1,000,000	1,006,691
6.00%, 11/1/2013	1,250,000	1,348,202
NextEra Energy Capital Holdings, Inc. 5.35%, 6/15/2013	772,000	812,739
Nisource Finance Corp. 5.40%, 7/15/2014	600,000	650,511
Northeast Utilities 5.65%, 6/1/2013	150,000	157,642
Ohio Power Co., Series L 5.75%, 9/1/2013	250,000	264,884
Oncor Electric Delivery Co. LLC:
5.95%, 9/1/2013	1,500,000	1,595,679
6.38%, 1/15/2015	250,000	282,018
Pacific Gas & Electric Co. 6.25%, 12/1/2013	260,000	283,471
Peco Energy Co. 5.00%, 10/1/2014	50,000	54,878
PG&E Corp. 5.75%, 4/1/2014	2,150,000	2,332,198
PPL Energy Supply LLC:
5.40%, 8/15/2014	350,000	379,240
6.30%, 7/15/2013	500,000	531,929
Progress Energy, Inc. 6.05%, 3/15/2014	500,000	547,888
PSEG Power LLC:
2.50%, 4/15/2013	605,000	615,704
5.00%, 4/1/2014	350,000	371,646
Public Service Co. of Colorado 5.50%, 4/1/2014	1,000,000	1,092,303
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	345,000	345,919
6.33%, 11/1/2013	543,000	587,121
Sierra Pacific Power Co., Series Q 5.45%, 9/1/2013	250,000	264,927
Southern California Edison Co.:
4.15%, 9/15/2014	100,000	108,037
5.75%, 3/15/2014	350,000	384,365
Southern California Edison Co., Series 0 5.00%, 1/15/2014	500,000	538,742
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	267,021
The Dayton Power & Light Co. 5.13%, 10/1/2013	450,000	476,620
The Detroit Edison Co. 6.40%, 10/1/2013	250,000	270,102
Westar Energy, Inc. 6.00%, 7/1/2014	200,000	219,429
Wisconsin Electric Power Co. 4.50%, 5/15/2013	100,000	104,255

		26,112,103

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.63%, 11/15/2013	$500,000	$539,762
Roper Industries, Inc. 6.63%, 8/15/2013	400,000	428,092

		967,854

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Agilent Technologies, Inc. 2.50%, 7/15/2013	250,000	254,025
Arrow Electronics, Inc. 6.88%, 7/1/2013	625,000	667,751
Avnet, Inc. 5.88%, 3/15/2014	350,000	375,624

		1,297,400

FOOD & STAPLES RETAILING — 1.8%
CVS Caremark Corp. 4.88%, 9/15/2014	500,000	547,692
Safeway, Inc. 6.25%, 3/15/2014	750,000	822,423
Target Corp.:
1.13%, 7/18/2014	385,000	389,723
4.00%, 6/15/2013	335,000	349,129
The Kroger Co. 7.50%, 1/15/2014	938,000	1,041,604
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013	750,000	753,315
1.63%, 4/15/2014	510,000	521,451
3.00%, 2/3/2014	938,000	980,224
3.20%, 5/15/2014	1,438,000	1,518,710
4.25%, 4/15/2013	275,000	286,034
4.55%, 5/1/2013	1,750,000	1,828,297
7.25%, 6/1/2013	938,000	1,012,284
Walgreen Co. 4.88%, 8/1/2013	1,525,000	1,612,352

		11,663,238

FOOD PRODUCTS — 1.8%
Bunge Ltd. Finance Corp.:
5.35%, 4/15/2014	250,000	264,913
5.88%, 5/15/2013	287,000	299,645
Campbell Soup Co.:
3.38%, 8/15/2014	180,000	190,491
4.88%, 10/1/2013	250,000	265,794
ConAgra Foods, Inc. 5.88%, 4/15/2014	600,000	655,224
Delhaize Group SA 5.88%, 2/1/2014	250,000	268,113
General Mills, Inc.:
1.55%, 5/16/2014	250,000	252,690
5.25%, 8/15/2013	1,275,000	1,348,894
H.J. Heinz Co. 5.35%, 7/15/2013	975,000	1,032,976
Kraft Foods, Inc.:
2.63%, 5/8/2013	1,750,000	1,785,251
5.25%, 10/1/2013	1,250,000	1,327,225
6.75%, 2/19/2014	600,000	663,168
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	781,000	815,639
Sara Lee Corp. 3.88%, 6/15/2013	500,000	516,342
The Hershey Co. 5.00%, 4/1/2013	200,000	208,994
Tyson Foods, Inc. 10.50%, 3/1/2014	500,000	574,725
Unilever Capital Corp. 3.65%, 2/15/2014	1,125,000	1,184,747

		11,654,831

GAS UTILITIES — 0.1%
Atmos Energy Corp. 4.95%, 10/15/2014	300,000	326,185

HEALTH CARE EQUIPMENT & SUPPLIES — 0.9%
Baxter International, Inc. 4.00%, 3/1/2014	625,000	664,982
Boston Scientific Corp.:
4.50%, 1/15/2015	1,140,000	1,219,925
5.45%, 6/15/2014	646,000	696,941
CareFusion Corp. 5.13%, 8/1/2014	500,000	540,959
Covidien International Finance SA 1.88%, 6/15/2013	500,000	506,515
Hospira, Inc. 5.90%, 6/15/2014	350,000	379,799
Medtronic, Inc. 4.50%, 3/15/2014	550,000	587,889
St Jude Medical, Inc.:
2.20%, 9/15/2013	500,000	509,111
3.75%, 7/15/2014	500,000	531,191
Zimmer Holdings, Inc. 1.40%, 11/30/2014	450,000	453,100

		6,090,412

HEALTH CARE PROVIDERS & SERVICES — 0.6%
Cardinal Health, Inc. 5.50%, 6/15/2013	250,000	263,330
Coventry Health Care, Inc. 6.30%, 8/15/2014	350,000	383,949
Express Scripts, Inc. 6.25%, 6/15/2014	1,100,000	1,210,722
Howard Hughes Medical Institute 3.45%, 9/1/2014	350,000	372,706
UnitedHealth Group, Inc. 5.00%, 8/15/2014	850,000	931,890
WellPoint, Inc.:
5.00%, 12/15/2014	500,000	549,206
6.00%, 2/15/2014	325,000	353,876

		4,065,679

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp. 8.60%, 5/1/2014	607,000	674,001

HOUSEHOLD PRODUCTS — 1.1%
Colgate-Palmolive Co. 1.25%, 5/1/2014	350,000	354,801
Fortune Brands, Inc. 6.38%, 6/15/2014	162,000	178,001
Kimberly-Clark Corp. 5.00%, 8/15/2013	250,000	264,879
Newell Rubbermaid, Inc. 5.50%, 4/15/2013	975,000	1,018,291

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Clorox Co. 5.00%, 1/15/2015	$1,250,000	$1,356,307
The Procter & Gamble Co.:
0.70%, 8/15/2014	3,000,000	3,008,008
4.95%, 8/15/2014	850,000	937,244

		7,117,531

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	500,000	530,692

INDUSTRIAL CONGLOMERATES — 0.5%
3M Co. 4.38%, 8/15/2013	750,000	790,365
Tyco Electronics Group SA 5.95%, 1/15/2014	350,000	374,570
Tyco International Finance SA:
4.13%, 10/15/2014	1,350,000	1,445,411
6.00%, 11/15/2013	500,000	538,127

		3,148,473

INSURANCE — 3.1%
ACE INA Holdings, Inc. 5.88%, 6/15/2014	715,000	786,925
Aegon NV 4.75%, 6/1/2013	350,000	362,121
American International Group, Inc.:
3.65%, 1/15/2014	1,000,000	1,018,447
4.25%, 5/15/2013	300,000	306,315
4.25%, 9/15/2014	1,550,000	1,605,330
Assurant, Inc. 5.63%, 2/15/2014	150,000	157,850
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014	1,250,000	1,265,686
4.60%, 5/15/2013	1,125,000	1,175,424
4.63%, 10/15/2013	38,000	40,227
4.85%, 1/15/2015	944,000	1,042,164
5.00%, 8/15/2013	1,750,000	1,851,667
5.10%, 7/15/2014	625,000	684,530
Chubb Corp. 5.20%, 4/1/2013	260,000	271,274
Genworth Financial, Inc. 5.75%, 6/15/2014	800,000	832,000
Hartford Financial Services Group, Inc. 4.63%, 7/15/2013	250,000	256,732
Jefferson-Pilot Corp. 4.75%, 1/30/2014	250,000	261,202
MetLife, Inc.:
2.38%, 2/6/2014	1,438,000	1,474,451
5.00%, 11/24/2013	500,000	532,702
5.50%, 6/15/2014	250,000	271,971
Principal Financial Group, Inc. 7.88%, 5/15/2014	350,000	389,894
Principal Life Income Funding Trusts 5.30%, 4/24/2013	500,000	523,312
Prudential Financial, Inc.:
3.88%, 1/14/2015	500,000	525,886
4.50%, 7/15/2013	775,000	804,690
4.75%, 4/1/2014	670,000	709,520
5.10%, 9/20/2014	1,250,000	1,349,616
The Allstate Corp.:
5.00%, 8/15/2014	490,000	531,172
6.20%, 5/16/2014	500,000	552,441
XL Group PLC 5.25%, 9/15/2014	500,000	529,033

		20,112,582

INTERNET SOFTWARE & SERVICES — 0.3%
eBay, Inc. 0.88%, 10/15/2013	350,000	352,352
Google, Inc. 1.25%, 5/19/2014	1,425,000	1,444,405

		1,796,757

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.13%, 5/15/2014	350,000	379,946

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc. 2.05%, 2/21/2014	620,000	635,836

MACHINERY — 1.1%
Black & Decker Corp. 4.75%, 11/1/2014	245,000	263,569
Caterpillar, Inc. 1.38%, 5/27/2014	460,000	466,269
Danaher Corp. 1.30%, 6/23/2014	455,000	461,666
Deere & Co. 6.95%, 4/25/2014	160,000	180,352
Eaton Corp. 4.90%, 5/15/2013	350,000	366,860
Illinois Tool Works, Inc. 5.15%, 4/1/2014	500,000	543,732
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	645,000	684,841
9.50%, 4/15/2014	345,000	396,539
John Deere Capital Corp.:
1.25%, 12/2/2014	975,000	986,913
1.60%, 3/3/2014	500,000	508,707
1.88%, 6/17/2013	1,400,000	1,422,246
4.50%, 4/3/2013	600,000	624,932
Stanley Black & Decker, Inc. 6.15%, 10/1/2013	250,000	266,267

		7,172,893

MEDIA — 3.6%
CBS Corp. 8.20%, 5/15/2014	270,000	306,450
Comcast Cable Communications LLC 7.13%, 6/15/2013	750,000	805,969
Comcast Corp.:
5.30%, 1/15/2014	500,000	538,142
6.50%, 1/15/2015	1,800,000	2,044,564
Cox Communications, Inc.:
4.63%, 6/1/2013	750,000	782,912
5.45%, 12/15/2014	1,000,000	1,108,926
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.55%, 3/15/2015	2,000,000	2,102,901
4.75%, 10/1/2014	1,023,000	1,108,578
NBCUniversal Media LLC 2.10%, 4/1/2014	1,125,000	1,147,498
News America, Inc. 5.30%, 12/15/2014	312,000	345,185

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Reed Elsevier Capital, Inc. 7.75%, 1/15/2014	$250,000	$277,533
The Walt Disney Co.:
0.88%, 12/1/2014	1,600,000	1,607,108
4.50%, 12/15/2013	980,000	1,044,637
Thomson Reuters Corp.:
5.70%, 10/1/2014	500,000	550,866
5.95%, 7/15/2013	2,000,000	2,120,128
Time Warner Cable, Inc.:
6.20%, 7/1/2013	1,740,000	1,854,649
7.50%, 4/1/2014	1,438,000	1,606,267
8.25%, 2/14/2014	650,000	728,808
Turner Broadcasting System, Inc. 8.38%, 7/1/2013	250,000	272,885
Viacom, Inc.:
1.25%, 2/27/2015	1,000,000	998,411
4.38%, 9/15/2014	650,000	698,369
WPP Finance UK:
5.88%, 6/15/2014	750,000	815,152
8.00%, 9/15/2014	350,000	400,648

		23,266,586

METALS & MINING — 2.4%
Alcoa, Inc. 6.00%, 7/15/2013	350,000	368,927
ArcelorMittal:
3.75%, 2/25/2015	1,000,000	1,013,551
5.38%, 6/1/2013	1,688,000	1,740,702
9.00%, 2/15/2015	500,000	572,194
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	500,000	535,005
Barrick Gold Corp. 1.75%, 5/30/2014	550,000	558,018
Barrick Gold Finance Co. 4.88%, 11/15/2014	700,000	761,714
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	350,000	375,396
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	1,500,000	1,494,207
1.13%, 11/21/2014	1,000,000	1,005,422
4.80%, 4/15/2013	250,000	260,760
5.50%, 4/1/2014	1,500,000	1,635,945
Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	800,000	794,734
Nucor Corp. 5.00%, 6/1/2013	165,000	173,155
Rio Tinto Alcan, Inc. 4.50%, 5/15/2013	1,050,000	1,094,075
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	2,250,000	2,604,305
WMC Finance USA, Ltd. 5.13%, 5/15/2013	750,000	786,711

		15,774,821

MULTI-UTILITIES — 1.0%
Ameren Corp. 8.88%, 5/15/2014	400,000	453,826
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	900,000	961,071
Dominion Resources, Inc. 1.80%, 3/15/2014	1,000,000	1,020,610
DTE Energy Co. 7.63%, 5/15/2014	810,000	916,212
Midamerican Energy Holdings Co. 5.00%, 2/15/2014	850,000	909,832
Sempra Energy:
2.00%, 3/15/2014	750,000	764,685
8.90%, 11/15/2013	350,000	388,128
Veolia Environnement 5.25%, 6/3/2013	840,000	872,581

		6,286,945

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc. 5.75%, 7/15/2014	619,000	675,225
Nordstrom, Inc. 6.75%, 6/1/2014	500,000	563,347

		1,238,572

OFFICE ELECTRONICS — 0.5%
Xerox Corp.:
5.65%, 5/15/2013	500,000	524,223
8.25%, 5/15/2014	2,375,000	2,679,899

		3,204,122

OIL, GAS & CONSUMABLE FUELS — 5.3%
Anadarko Petroleum Corp.:
5.75%, 6/15/2014	775,000	841,998
7.63%, 3/15/2014	500,000	556,363
Apache Corp. 6.00%, 9/15/2013	600,000	646,092
BP Capital Markets PLC 1.70%, 12/5/2014	1,350,000	1,371,794
Canadian Natural Resources, Ltd. 1.45%, 11/14/2014	1,500,000	1,510,160
Cenovus Energy, Inc. 4.50%, 9/15/2014	1,500,000	1,618,032
Chevron Corp. 3.95%, 3/3/2014	2,188,000	2,328,456
ConocoPhillips:
4.40%, 5/15/2013	750,000	782,373
4.60%, 1/15/2015	2,600,000	2,863,893
4.75%, 2/1/2014	1,988,000	2,129,232
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013	238,000	250,222
Consolidated Natural Gas Co. 5.00%, 12/1/2014	300,000	330,355
Devon Energy Corp. 5.63%, 1/15/2014	500,000	542,417
Diamond Offshore Drilling, Inc. 5.15%, 9/1/2014	125,000	135,829
EnCana Corp. 4.75%, 10/15/2013	350,000	368,136
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	850,000	925,846
Energy Transfer Partners LP:
6.00%, 7/1/2013	500,000	525,912
8.50%, 4/15/2014	1,281,000	1,446,897
Enterprise Products Operating LLC:
5.65%, 4/1/2013	800,000	836,623
9.75%, 1/31/2014	150,000	172,001

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	$1,000,000	$1,102,112
EOG Resources, Inc. 6.13%, 10/1/2013	500,000	538,162
Hess Corp. 7.00%, 2/15/2014	300,000	330,716
Husky Energy, Inc. 5.90%, 6/15/2014	725,000	793,327
Kinder Morgan Energy Partners LP 5.00%, 12/15/2013	400,000	424,621
Magellan Midstream Partners LP 6.45%, 6/1/2014	250,000	275,789
Noble Holding International, Ltd. 7.38%, 3/15/2014	625,000	691,185
NuStar Pipeline Operating Partnership LP 5.88%, 6/1/2013	250,000	261,594
Occidental Petroleum Corp. 1.45%, 12/13/2013	650,000	659,479
Panhandle Eastern Pipeline Co. LP 6.05%, 8/15/2013	625,000	661,825
PC Financial Partnership 5.00%, 11/15/2014	876,000	957,224
Petro-Canada 4.00%, 7/15/2013	250,000	258,803
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/2013	750,000	800,748
Shell International Finance BV 4.00%, 3/21/2014	3,070,000	3,268,928
Spectra Energy Capital LLC 5.67%, 8/15/2014	500,000	541,829
Total Capital Canada, Ltd. 1.63%, 1/28/2014	1,125,000	1,124,760
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	500,000	496,979
4.00%, 6/15/2013	205,000	212,056
Valero Energy Corp. 4.50%, 2/1/2015	100,000	107,407
Weatherford International, Ltd. 4.95%, 10/15/2013	200,000	210,186
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	270,978

		34,171,339

PAPER & FOREST PRODUCTS — 0.1%
Celulosa Arauco y Constitucion SA 5.13%, 7/9/2013	625,000	646,275
International Paper Co. 7.40%, 6/15/2014	250,000	279,630

		925,905

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc. 5.63%, 3/1/2014	500,000	534,038

PHARMACEUTICALS — 4.6%
Abbott Laboratories 4.35%, 3/15/2014	250,000	268,776
Aristotle Holding, Inc. 2.75%, 11/21/2014 (b)	2,000,000	2,054,651
AstraZeneca PLC 5.40%, 6/1/2014	550,000	605,402
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	500,000	532,175
Eli Lilly & Co. 4.20%, 3/6/2014	932,000	994,690
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	3,025,000	3,250,518
4.85%, 5/15/2013	2,300,000	2,412,172
Johnson & Johnson:
1.20%, 5/15/2014	1,425,000	1,446,439
3.80%, 5/15/2013	871,000	904,559
McKesson Corp. 6.50%, 2/15/2014	875,000	965,125
Medco Health Solutions, Inc. 7.25%, 8/15/2013	575,000	617,789
Merck & Co, Inc. 5.30%, 12/1/2013	1,500,000	1,619,696
Novartis Capital Corp.:
1.90%, 4/24/2013	2,025,000	2,056,420
4.13%, 2/10/2014	1,850,000	1,968,315
Pfizer, Inc.:
4.50%, 2/15/2014	1,750,000	1,877,324
5.35%, 3/15/2015	2,500,000	2,823,287
Sanofi:
1.20%, 9/30/2014	650,000	658,250
1.63%, 3/28/2014	850,000	865,753
Teva Pharmaceutical Finance III 1.70%, 3/21/2014	250,000	252,740
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	1,325,000	1,345,845
Wyeth 5.50%, 2/1/2014	2,125,000	2,315,101

		29,835,027

PIPELINES — 0.2%
Buckeye Partners LP 4.63%, 7/15/2013	350,000	361,231
Enbridge, Inc. 5.80%, 6/15/2014	985,000	1,075,028

		1,436,259

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Duke Realty LP:
5.40%, 8/15/2014	200,000	213,814
6.25%, 5/15/2013	350,000	364,874
ERP Operating LP:
5.20%, 4/1/2013	250,000	257,916
5.25%, 9/15/2014	500,000	537,666
HCP, Inc.:
2.70%, 2/1/2014	560,000	565,635
5.65%, 12/15/2013	1,250,000	1,325,296
Health Care REIT, Inc. 6.00%, 11/15/2013	250,000	262,851
Hospitality Properties Trust 7.88%, 8/15/2014	350,000	378,578
ProLogis LP 7.63%, 8/15/2014	150,000	166,359
Simon Property Group LP:
4.20%, 2/1/2015	500,000	530,735
6.75%, 5/15/2014	500,000	555,325

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

UDR, Inc. 5.25%, 1/15/2015	$300,000	$320,358

		5,479,407

ROAD & RAIL — 0.8%
Burlington Northern Santa Fe LLC:
4.30%, 7/1/2013	250,000	260,582
4.88%, 1/15/2015	625,000	684,084
7.00%, 2/1/2014	1,750,000	1,942,399
Canadian National Railway Co. 4.95%, 1/15/2014	500,000	535,973
CSX Corp. 5.50%, 8/1/2013	650,000	688,309
Norfolk Southern Corp. 5.26%, 9/17/2014	350,000	386,253
Ryder System, Inc. 5.85%, 3/1/2014	250,000	268,072
Union Pacific Corp. 5.13%, 2/15/2014	225,000	242,229

		5,007,901

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Analog Devices, Inc. 5.00%, 7/1/2014	853,000	926,987
Broadcom Corp. 1.50%, 11/1/2013	250,000	251,814
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	250,000	257,496
Texas Instruments, Inc.:
0.88%, 5/15/2013	500,000	502,452
1.38%, 5/15/2014	925,000	940,359

		2,879,108

SOFTWARE — 1.1%
Adobe Systems, Inc. 3.25%, 2/1/2015	500,000	525,519
CA, Inc. 6.13%, 12/1/2014	1,000,000	1,108,316
Microsoft Corp.:
0.88%, 9/27/2013	750,000	754,875
2.95%, 6/1/2014	2,650,000	2,790,524
Oracle Corp.:
3.75%, 7/8/2014	1,838,000	1,968,881
4.95%, 4/15/2013	300,000	314,019

		7,462,134

SPECIALTY RETAIL — 0.7%
AutoZone, Inc.:
5.75%, 1/15/2015	500,000	551,948
6.50%, 1/15/2014	500,000	546,408
Best Buy Co., Inc. 6.75%, 7/15/2013	572,000	607,238
Home Depot, Inc. 5.25%, 12/16/2013	1,250,000	1,348,932
Staples, Inc. 9.75%, 1/15/2014	1,300,000	1,476,439

		4,530,965

TOBACCO — 1.0%
Altria Group, Inc.:
7.75%, 2/6/2014	938,000	1,051,058
8.50%, 11/10/2013	1,450,000	1,622,144
Philip Morris International, Inc.:
4.88%, 5/16/2013	1,821,000	1,910,540
6.88%, 3/17/2014	1,400,000	1,567,014
Reynolds American, Inc. 7.25%, 6/1/2013	250,000	266,597

		6,417,353

WIRELESS TELECOMMUNICATION SERVICES — 6.4%
America Movil SAB de CV:
5.50%, 3/1/2014 (c)	1,025,000	1,101,875
5.75%, 1/15/2015	1,000,000	1,110,133
AT&T, Inc.:
0.88%, 2/13/2015	1,500,000	1,493,202
4.85%, 2/15/2014	1,338,000	1,438,838
5.10%, 9/15/2014	2,250,000	2,478,032
6.70%, 11/15/2013	1,938,000	2,120,692
BellSouth Corp. 5.20%, 9/15/2014	749,000	819,815
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	4,900,000	5,297,728
7.38%, 11/15/2013	1,250,000	1,379,252
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014	550,000	588,872
5.25%, 7/22/2013	1,500,000	1,573,846
5.88%, 8/20/2013	938,000	994,918
Embarq Corp. 6.74%, 6/1/2013	350,000	367,614
France Telecom SA 4.38%, 7/8/2014	1,525,000	1,626,445
Rogers Communications, Inc.:
6.25%, 6/15/2013	100,000	106,228
6.38%, 3/1/2014	1,000,000	1,100,035
7.50%, 3/15/2015	1,000,000	1,158,450
Telecom Italia Capital SA:
4.95%, 9/30/2014	1,500,000	1,530,000
5.25%, 11/15/2013 (c)	2,350,000	2,402,875
6.18%, 6/18/2014	1,000,000	1,040,000
Telefonica Emisiones SAU:
2.58%, 4/26/2013	1,050,000	1,055,466
4.95%, 1/15/2015	3,375,000	3,466,987
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	300,000	326,817
Verizon Communications, Inc.:
1.25%, 11/3/2014	1,632,000	1,649,245
5.25%, 4/15/2013	717,000	751,580
Verizon Global Funding Corp. 4.38%, 6/1/2013	500,000	521,390
Verizon New England, Inc., Series C 4.75%, 10/1/2013	625,000	655,623
Vodafone Group PLC:
4.15%, 6/10/2014	1,638,000	1,750,057
5.00%, 12/16/2013	1,150,000	1,231,031
5.38%, 1/30/2015	500,000	555,610

		41,692,656

TOTAL CORPORATE BONDS & NOTES —
(Cost $639,595,383)		642,559,261

SPDR Barclays Capital Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 2.7%
MONEY MARKET FUND — 2.7%
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)(f) (Cost $17,480,150)	17,480,150	$17,480,150

TOTAL INVESTMENTS — 101.4% (g)
(Cost $657,075,533)		660,039,411
OTHER ASSETS & LIABILITIES — (1.4)%		(8,825,309)

NET ASSETS — 100.0%		$651,214,102

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.3% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.7%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.:
4.25%, 5/15/2013	$150,000	$156,223
5.25%, 2/1/2014	100,000	108,299
5.38%, 8/15/2015	150,000	171,406
Goodrich Corp. 3.60%, 2/1/2021	150,000	155,400
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	514,540
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	52,596
4.75%, 7/15/2020	250,000	257,432
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	149,774
4.25%, 11/15/2019	145,000	157,072
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	253,021
Raytheon Co. 3.13%, 10/15/2020	300,000	305,786
Textron, Inc. 4.63%, 9/21/2016	100,000	105,059
The Boeing Co. 3.50%, 2/15/2015	500,000	538,168
United Technologies Corp.:
4.50%, 4/15/2020 (a)	250,000	284,866
5.38%, 12/15/2017 (a)	260,000	308,691

		3,518,333

AIR FREIGHT & LOGISTICS — 0.2%
FedEx Corp. 8.00%, 1/15/2019	150,000	193,414
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	138,680
United Parcel Service, Inc. 5.13%, 4/1/2019	250,000	296,869

		628,963

AIRLINES — 0.3%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 10/15/2021	400,000	420,000
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/23/2019	142,983	151,204
United Air Lines, Inc. Pass Through Trust 9.75%, 1/15/2017 (b)	208,722	240,030

		811,234

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.88%, 9/15/2013	200,000	210,464
5.00%, 3/30/2020	150,000	167,588

		378,052

AUTOMOBILES — 0.2%
Daimler Finance North America LLC 6.50%, 11/15/2013	440,000	478,416
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	152,637

		631,053

BEVERAGES — 2.4%
Anheuser-Busch InBev Worldwide, Inc.:
1.50%, 7/14/2014	100,000	101,499
2.88%, 2/15/2016	45,000	47,378
3.63%, 4/15/2015	300,000	321,591
4.13%, 1/15/2015 (a)	195,000	211,122
5.38%, 1/15/2020	615,000	721,881
7.75%, 1/15/2019	300,000	390,812
Coca-Cola Enterprises, Inc.:
1.13%, 11/12/2013	150,000	150,572
3.50%, 9/15/2020	150,000	151,438
Diageo Capital PLC 4.83%, 7/15/2020	250,000	283,924
Diageo Finance BV 3.25%, 1/15/2015	390,000	412,899
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021	200,000	196,435
PepsiCo, Inc.:
0.88%, 10/25/2013	350,000	351,572
2.50%, 5/10/2016	250,000	260,982
3.00%, 8/25/2021 (a)	320,000	321,336
3.10%, 1/15/2015	160,000	169,418
3.13%, 11/1/2020	250,000	255,225
3.75%, 3/1/2014	250,000	264,804
5.00%, 6/1/2018	285,000	332,099
The Coca-Cola Co.:
0.75%, 3/13/2015	100,000	99,808
1.50%, 11/15/2015	500,000	510,562
1.65%, 3/14/2018	100,000	99,235
3.15%, 11/15/2020	270,000	281,004
3.30%, 9/1/2021	300,000	313,130

		6,248,726

BIOTECHNOLOGY — 0.8%
Amgen, Inc.:
2.30%, 6/15/2016	250,000	255,590
4.10%, 6/15/2021	350,000	362,786
5.70%, 2/1/2019 (a)	250,000	289,429
6.15%, 6/1/2018	350,000	419,345
Biogen Idec, Inc. 6.88%, 3/1/2018	150,000	183,148
Genentech, Inc. 4.75%, 7/15/2015	150,000	167,347
Gilead Sciences, Inc. 4.50%, 4/1/2021 (a)	375,000	396,156

		2,073,801

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	359,000	390,658

BUILDING PRODUCTS — 0.1%
Owens Corning 9.00%, 6/15/2019	265,000	324,507

CAPITAL MARKETS — 6.2%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	164,042
BlackRock, Inc. 5.00%, 12/10/2019	356,000	402,774
Jefferies Group, Inc. 5.13%, 4/13/2018	350,000	337,750

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Morgan Stanley:
2.88%, 7/28/2014 (a)	$40,000	$39,722
3.45%, 11/2/2015	1,500,000	1,474,829
3.80%, 4/29/2016	1,000,000	972,491
4.75%, 4/1/2014	1,245,000	1,269,101
5.50%, 7/28/2021	200,000	194,047
5.63%, 9/23/2019	1,235,000	1,220,646
5.75%, 1/25/2021	300,000	292,520
6.00%, 4/28/2015	150,000	157,682
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	153,723
3.45%, 11/4/2020	100,000	103,241
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	158,492
The Bank of New York Mellon Corp.:
1.50%, 1/31/2014	350,000	354,215
2.30%, 7/28/2016	70,000	71,608
3.10%, 1/15/2015	640,000	672,240
4.15%, 2/1/2021 (a)	250,000	267,770
The Bear Stearns Cos. LLC 7.25%, 2/1/2018	1,045,000	1,262,589
The Goldman Sachs Group, Inc.:
3.63%, 2/7/2016 (a)	250,000	249,360
3.70%, 8/1/2015	1,250,000	1,271,324
4.75%, 7/15/2013	250,000	258,579
5.25%, 10/15/2013	750,000	784,577
5.25%, 7/27/2021	550,000	540,478
5.38%, 3/15/2020	400,000	404,019
5.75%, 1/24/2022	400,000	408,425
5.95%, 1/18/2018	1,300,000	1,398,861
6.00%, 5/1/2014	160,000	171,172
6.00%, 6/15/2020	550,000	576,469
7.50%, 2/15/2019	150,000	169,537

		15,802,283

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	55,811
4.38%, 8/21/2019	100,000	110,314
Airgas, Inc. 2.85%, 10/1/2013	100,000	101,716
E.I. du Pont de Nemours & Co.:
3.25%, 1/15/2015	150,000	159,233
4.63%, 1/15/2020 (a)	350,000	397,855
5.00%, 7/15/2013	250,000	263,812
5.25%, 12/15/2016	250,000	291,247
Eastman Chemical Co. 3.00%, 12/15/2015 (a)	150,000	155,026
Ecolab, Inc.:
2.38%, 12/8/2014	250,000	258,503
4.35%, 12/8/2021	300,000	316,524
Lubrizol Corp. 8.88%, 2/1/2019	150,000	202,760
Monsanto Co. 2.75%, 4/15/2016	100,000	104,697
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	385,515
Praxair, Inc.:
2.13%, 6/14/2013	320,000	325,116
2.45%, 2/15/2022	250,000	240,008
4.05%, 3/15/2021	100,000	110,101
The Dow Chemical Co.:
4.13%, 11/15/2021	250,000	256,980
4.25%, 11/15/2020	40,000	41,958
7.60%, 5/15/2014	355,000	401,365
8.55%, 5/15/2019	560,000	734,041
The Mosaic Co. 3.75%, 11/15/2021	150,000	151,553
Valspar Corp. 4.20%, 1/15/2022	50,000	51,110

		5,115,245

COMMERCIAL BANKS — 10.2%
Abbey National Treasury Services PLC 4.00%, 4/27/2016 (a)	250,000	247,716
Bank of Montreal:
2.13%, 6/28/2013	250,000	254,594
2.50%, 1/11/2017	250,000	253,426
Bank of Nova Scotia:
1.85%, 1/12/2015	500,000	508,778
2.38%, 12/17/2013	250,000	256,951
2.55%, 1/12/2017	250,000	255,708
2.90%, 3/29/2016 (a)	250,000	260,593
Barclays Bank PLC:
2.38%, 1/13/2014	350,000	352,857
5.00%, 9/22/2016 (a)	400,000	429,002
5.13%, 1/8/2020	500,000	522,979
5.20%, 7/10/2014	355,000	377,220
BB&T Corp.:
2.05%, 4/28/2014	100,000	102,075
3.95%, 4/29/2016	125,000	135,284
4.90%, 6/30/2017	250,000	278,727
5.25%, 11/1/2019	250,000	274,223
BBVA US Senior SAU 3.25%, 5/16/2014	250,000	247,028
BNP Paribas:
3.25%, 3/11/2015	550,000	555,299
5.00%, 1/15/2021	250,000	250,535
Canadian Imperial Bank of Commerce/Canada 2.35%, 12/11/2015 (a)	250,000	256,645
Comerica Bank 5.20%, 8/22/2017	250,000	274,626
Commonwealth Bank of Australia/New York, NY 1.95%, 3/16/2015	250,000	251,537
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	502,022
4.50%, 1/11/2021	350,000	355,857
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	356,981
3.88%, 2/8/2022	100,000	96,700
Credit Suisse of New York, NY:
2.20%, 1/14/2014 (a)	100,000	100,987
4.38%, 8/5/2020	150,000	155,366
5.00%, 5/15/2013	600,000	623,023
5.30%, 8/13/2019 (a)	370,000	401,181
5.50%, 5/1/2014	800,000	860,476
Deutsche Bank AG London:
3.45%, 3/30/2015 (a)	250,000	257,871

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.88%, 8/18/2014 (a)	$670,000	$701,661
6.00%, 9/1/2017	370,000	418,270
Fifth Third Bancorp:
3.63%, 1/25/2016	150,000	157,242
4.50%, 6/1/2018	125,000	128,408
6.25%, 5/1/2013	250,000	263,443
First Tennessee Bank 5.65%, 4/1/2016	250,000	257,230
HSBC Bank USA NA 6.00%, 8/9/2017	500,000	541,588
HSBC USA, Inc. 2.38%, 2/13/2015	90,000	90,669
Huntington BancShares, Inc. 7.00%, 12/15/2020	25,000	28,362
JPMorgan Chase Bank NA 6.00%, 7/5/2017	350,000	396,255
KeyBank NA 4.95%, 9/15/2015	200,000	214,368
KeyCorp:
5.10%, 3/24/2021	40,000	44,025
6.50%, 5/14/2013 (a)	250,000	264,182
Lloyds TSB Bank PLC:
4.20%, 3/28/2017	350,000	352,887
4.88%, 1/21/2016	125,000	129,283
6.38%, 1/21/2021	300,000	323,116
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (c)	250,000	243,750
National Australia Bank/New York 2.75%, 3/9/2017	300,000	297,723
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	257,810
5.13%, 2/8/2020	360,000	407,273
5.40%, 6/10/2014	350,000	381,406
5.63%, 2/1/2017	350,000	388,608
Royal Bank of Canada:
1.13%, 1/15/2014 (a)	500,000	502,999
1.45%, 10/30/2014	100,000	101,563
2.30%, 7/20/2016 (a)	100,000	101,661
2.63%, 12/15/2015 (a)	250,000	262,353
SunTrust Banks, Inc.:
3.50%, 1/20/2017	150,000	152,011
3.60%, 4/15/2016	55,000	56,784
7.25%, 3/15/2018	150,000	172,215
The Royal Bank of Scotland PLC:
3.40%, 8/23/2013	150,000	152,381
4.38%, 3/16/2016	500,000	508,701
The Toronto-Dominion Bank 2.38%, 10/19/2016	500,000	511,492
Union Bank NA 5.95%, 5/11/2016	255,000	278,249
US Bancorp:
1.38%, 9/13/2013	250,000	252,117
3.15%, 3/4/2015	640,000	673,760
4.13%, 5/24/2021	400,000	431,556
Wachovia Bank 4.80%, 11/1/2014	250,000	267,623
Wachovia Corp.:
5.50%, 5/1/2013	769,000	806,903
5.63%, 10/15/2016	500,000	555,393
Wells Fargo & Co.:
1.25%, 2/13/2015	150,000	149,555
2.63%, 12/15/2016	250,000	255,329
3.63%, 4/15/2015	780,000	831,315
3.68%, 6/15/2016	250,000	267,388
4.60%, 4/1/2021	200,000	213,694
4.95%, 10/16/2013	250,000	263,738
5.63%, 12/11/2017	700,000	811,542
Westpac Banking Corp.:
1.85%, 12/9/2013	500,000	504,689
3.00%, 12/9/2015 (a)	500,000	517,582
4.20%, 2/27/2015	250,000	266,499

		26,212,918

COMMERCIAL SERVICES & SUPPLIES — 0.5%
Cintas Corp. 6.13%, 12/1/2017	100,000	115,628
Pitney Bowes, Inc.:
5.00%, 3/15/2015 (a)	250,000	265,817
6.25%, 3/15/2019 (a)	135,000	141,428
Republic Services, Inc. 5.50%, 9/15/2019	305,000	350,792
Waste Management, Inc.:
4.60%, 3/1/2021	150,000	164,121
6.38%, 3/11/2015	200,000	227,322

		1,265,108

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
1.63%, 3/14/2014	200,000	204,223
2.90%, 11/17/2014	150,000	158,833
4.45%, 1/15/2020	250,000	283,192
4.95%, 2/15/2019	320,000	370,118
5.50%, 2/22/2016	300,000	347,092
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,125
4.60%, 3/15/2021	100,000	105,878

		1,505,461

COMPUTERS & PERIPHERALS — 1.9%
Dell, Inc.:
4.70%, 4/15/2013 (a)	185,000	192,870
5.88%, 6/15/2019 (a)	165,000	195,895
Hewlett-Packard Co.:
2.65%, 6/1/2016	250,000	253,494
3.00%, 9/15/2016	250,000	257,949
3.30%, 12/9/2016	350,000	362,372
3.75%, 12/1/2020	500,000	497,469
4.75%, 6/2/2014	690,000	735,591
International Business Machines Corp.:
1.00%, 8/5/2013	150,000	150,930
1.25%, 5/12/2014 (a)	655,000	663,423
1.95%, 7/22/2016	350,000	359,115
5.70%, 9/14/2017	645,000	773,382
7.63%, 10/15/2018	250,000	334,051

		4,776,541

CONSUMER FINANCE — 1.0%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	30,000	30,405
2.05%, 8/1/2016	500,000	510,520
6.20%, 9/30/2013	785,000	846,289
7.15%, 2/15/2019	250,000	319,910
Discover Financial Services 10.25%, 7/15/2019	100,000	130,521

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SLM Corp.:
6.25%, 1/25/2016	$150,000	$156,000
8.45%, 6/15/2018	505,000	563,075

		2,556,720

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	159,138

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	305,000	322,200

DIVERSIFIED FINANCIAL SERVICES — 15.8%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	475,000	498,402
American Express Co.:
7.25%, 5/20/2014	1,240,000	1,393,885
8.13%, 5/20/2019	305,000	397,449
American Express Credit Corp.:
2.75%, 9/15/2015	400,000	415,323
2.80%, 9/19/2016	400,000	410,569
5.88%, 5/2/2013	200,000	210,422
Bank of America Corp.:
3.63%, 3/17/2016 (a)	1,000,000	1,001,053
3.75%, 7/12/2016	350,000	350,728
4.50%, 4/1/2015	755,000	779,460
4.90%, 5/1/2013 (a)	485,000	496,900
5.00%, 5/13/2021	350,000	349,508
5.25%, 12/1/2015 (a)	1,000,000	1,040,251
5.38%, 6/15/2014	350,000	366,172
5.63%, 7/1/2020	500,000	520,233
5.65%, 5/1/2018	600,000	628,346
5.70%, 1/24/2022	250,000	264,046
6.50%, 8/1/2016	350,000	382,349
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	102,866
2.90%, 8/15/2018	50,000	52,963
BP Capital Markets PLC:
3.88%, 3/10/2015	300,000	321,900
4.50%, 10/1/2020	450,000	493,987
5.25%, 11/7/2013	250,000	266,959
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	481,147
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	200,196
3.15%, 7/15/2016 (a)	60,000	61,217
6.15%, 9/1/2016	250,000	274,781
7.38%, 5/23/2014	185,000	205,201
Citigroup, Inc.:
4.59%, 12/15/2015	1,100,000	1,156,570
4.75%, 5/19/2015	400,000	421,928
5.00%, 9/15/2014	500,000	517,058
5.50%, 4/11/2013	710,000	736,951
5.50%, 2/15/2017	215,000	225,298
5.85%, 8/2/2016	500,000	544,850
6.01%, 1/15/2015	350,000	380,366
6.13%, 11/21/2017	250,000	277,287
6.13%, 5/15/2018	250,000	277,924
6.38%, 8/12/2014	250,000	270,974
6.50%, 8/19/2013	350,000	369,958
8.50%, 5/22/2019	815,000	999,936
CME Group, Inc. 5.75%, 2/15/2014	250,000	272,524
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,366
5.38%, 3/2/2016 (a)	300,000	330,873
5.85%, 8/16/2016 (a)	250,000	279,588
General Electric Capital Corp.:
3.50%, 6/29/2015	500,000	531,940
4.38%, 9/16/2020	450,000	476,287
4.63%, 1/7/2021	250,000	266,807
4.65%, 10/17/2021	250,000	265,873
4.80%, 5/1/2013	605,000	631,138
5.30%, 2/11/2021	245,000	263,468
5.40%, 2/15/2017	750,000	854,858
5.63%, 9/15/2017	250,000	285,282
5.63%, 5/1/2018	770,000	891,066
5.65%, 6/9/2014	500,000	548,643
5.90%, 5/13/2014	500,000	549,333
6.00%, 8/7/2019	250,000	290,735
General Electric Capital Corp., Series A 3.75%, 11/14/2014	350,000	372,416
HSBC Finance Corp.:
5.00%, 6/30/2015	810,000	872,599
5.25%, 4/15/2015	150,000	161,971
6.68%, 1/15/2021	500,000	532,653
JPMorgan Chase & Co.:
2.60%, 1/15/2016	600,000	607,665
3.15%, 7/5/2016 (a)	350,000	360,336
3.40%, 6/24/2015	500,000	524,092
3.45%, 3/1/2016	1,000,000	1,042,216
4.25%, 10/15/2020	800,000	819,070
4.40%, 7/22/2020	500,000	516,903
4.50%, 1/24/2022	500,000	518,512
4.63%, 5/10/2021	150,000	156,293
4.65%, 6/1/2014	1,020,000	1,086,951
Lazard Group LLC 6.85%, 6/15/2017	145,000	157,521
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	250,000	271,992
6.88%, 4/25/2018	1,167,000	1,267,793
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	149,349
5.45%, 2/1/2018 (a)	250,000	289,851
10.38%, 11/1/2018	185,000	266,006
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	102,000	101,389
5.00%, 3/4/2015 (a)	170,000	176,519
6.70%, 3/4/2020	155,000	164,576
Royal Bank of Scotland Group PLC 5.63%, 8/24/2020	500,000	520,540
SLM Corp.:
5.00%, 10/1/2013	265,000	270,963
8.00%, 3/25/2020	250,000	270,625
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	267,567
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	62,904
5.55%, 1/15/2020	246,000	252,726
The Royal Bank of Scotland Group PLC 4.88%, 3/16/2015	250,000	258,824

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Western Union Co. 5.25%, 4/1/2020	$135,000	$149,221
Toyota Motor Credit Corp.:
1.38%, 8/12/2013 (a)	200,000	201,920
2.00%, 9/15/2016	100,000	101,601
2.80%, 1/11/2016	150,000	156,706
3.20%, 6/17/2015	150,000	159,246
3.30%, 1/12/2022	300,000	303,283
3.40%, 9/15/2021	150,000	153,679
4.25%, 1/11/2021	150,000	162,578
UBS AG of Stamford, CT:
2.25%, 8/12/2013	250,000	251,552
2.25%, 1/28/2014	250,000	251,620
3.88%, 1/15/2015	250,000	261,221
4.88%, 8/4/2020	45,000	46,576
5.75%, 4/25/2018 (a)	555,000	610,106
5.88%, 12/20/2017	400,000	443,454

		40,462,779

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.0%
AT&T, Inc. 3.88%, 8/15/2021	150,000	158,779
British Telecommunications PLC 5.95%, 1/15/2018	300,000	345,044
CenturyLink, Inc. 6.45%, 6/15/2021	500,000	512,179
Harris Corp. 6.38%, 6/15/2019	100,000	115,964
Qwest Corp.:
7.50%, 10/1/2014	250,000	277,947
8.38%, 5/1/2016	205,000	241,037
Telecom Italia Capital SA 7.00%, 6/4/2018 (a)	250,000	265,000
Verizon Communications, Inc.:
1.95%, 3/28/2014	250,000	255,837
3.50%, 11/1/2021	150,000	153,205
8.75%, 11/1/2018	250,000	338,032

		2,663,024

ELECTRIC UTILITIES — 4.4%
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	238,706
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	174,032
Carolina Power & Light Co. 5.25%, 12/15/2015	320,000	365,505
CenterPoint Energy Houston Electric LLC, Series M 5.75%, 1/15/2014	210,000	226,909
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	101,486
3.40%, 9/1/2021	100,000	103,104
4.00%, 8/1/2020	60,000	64,537
5.80%, 3/15/2018	520,000	611,382
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	208,000	251,810
6.65%, 4/1/2019	155,000	191,379
Consumers Energy Co., Series M 5.50%, 8/15/2016	250,000	287,063
Duke Energy Carolinas LLC:
1.75%, 12/15/2016 (a)	350,000	353,227
3.90%, 6/15/2021 (a)	150,000	160,915
Duke Energy Corp. 3.95%, 9/15/2014	670,000	715,518
Edison International 3.75%, 9/15/2017	350,000	372,255
Entergy Corp. 5.13%, 9/15/2020	300,000	301,132
Entergy Louisiana LLC 1.88%, 12/15/2014	90,000	90,804
FirstEnergy Solutions Corp.:
4.80%, 2/15/2015	155,000	166,576
6.05%, 8/15/2021 (a)	250,000	282,030
Florida Power Corp. 3.10%, 8/15/2021	210,000	209,680
FPL Group Capital, Inc. 6.00%, 3/1/2019	320,000	366,250
Georgia Power Co.:
4.25%, 12/1/2019 (a)	360,000	390,126
6.00%, 11/1/2013	250,000	269,640
Great Plains Energy, Inc. 4.85%, 6/1/2021	75,000	80,034
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	202,449
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	253,664
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	298,490
Nevada Power Co. 6.50%, 8/1/2018	155,000	190,124
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	523,645
Ohio Power Co. 5.38%, 10/1/2021	250,000	286,116
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	394,825
Pacific Gas & Electric Co.:
3.50%, 10/1/2020 (a)	250,000	258,737
8.25%, 10/15/2018	150,000	198,578
PG&E Corp. 5.75%, 4/1/2014	105,000	113,898
Progress Energy, Inc. 7.05%, 3/15/2019	150,000	186,085
PSEG Power LLC 5.13%, 4/15/2020	280,000	307,142
Public Service Electric & Gas Co. 0.85%, 8/15/2014	20,000	20,053
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	231,273
Southern California Edison Co. 3.88%, 6/1/2021	35,000	37,897
TECO Finance, Inc. 5.15%, 3/15/2020	150,000	165,754
The Cleveland Electric Illuminating Co. 5.65%, 12/15/2013	250,000	267,021
The Detroit Edison Co. 3.45%, 10/1/2020	100,000	102,764
Union Electric Co.:
6.40%, 6/15/2017	250,000	298,705
6.70%, 2/1/2019	115,000	139,376
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	184,092

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin Electric Power Co. 4.25%, 12/15/2019	$150,000	$164,773

		11,199,561

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 5.00%, 4/15/2019	400,000	458,099

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.2%
Agilent Technologies, Inc. 5.00%, 7/15/2020	200,000	221,130
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	152,749
Avnet, Inc. 6.63%, 9/15/2016	160,000	181,547

		555,426

ENERGY EQUIPMENT & SERVICES — 0.2%
Cameron International Corp. 4.50%, 6/1/2021	50,000	53,410
Halliburton Co. 6.15%, 9/15/2019	125,000	152,354
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	155,896
9.25%, 1/15/2019 (a)	145,000	186,672

		548,332

FOOD & STAPLES RETAILING — 2.0%
Costco Wholesale Corp. 5.50%, 3/15/2017	300,000	357,166
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	267,374
5.75%, 6/1/2017	315,000	370,231
Safeway, Inc.:
5.00%, 8/15/2019	190,000	202,411
6.25%, 3/15/2014 (a)	300,000	328,969
Target Corp.:
2.90%, 1/15/2022	100,000	98,831
5.38%, 5/1/2017	250,000	293,945
6.00%, 1/15/2018	310,000	373,765
The Kroger Co.:
6.40%, 8/15/2017	250,000	301,570
7.50%, 1/15/2014	250,000	277,613
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	250,000	255,613
2.80%, 4/15/2016	250,000	265,257
3.00%, 2/3/2014	545,000	569,533
3.25%, 10/25/2020 (a)	500,000	524,079
5.38%, 4/5/2017	350,000	412,163
Walgreen Co. 5.25%, 1/15/2019	250,000	288,645

		5,187,165

FOOD PRODUCTS — 1.7%
Archer-Daniels-Midland Co. 4.48%, 3/1/2021 (a)	150,000	168,883
Bunge Ltd. 8.50%, 6/15/2019	150,000	182,753
Campbell Soup Co. 3.05%, 7/15/2017	100,000	106,299
ConAgra Foods, Inc. 7.00%, 4/15/2019	250,000	297,831
General Mills, Inc. 5.70%, 2/15/2017	500,000	588,110
H.J. Heinz Co. 3.13%, 9/12/2021	150,000	149,468
Kellogg Co.:
3.25%, 5/21/2018	35,000	36,594
4.15%, 11/15/2019	150,000	160,419
Kraft Foods, Inc.:
2.63%, 5/8/2013	300,000	306,043
4.13%, 2/9/2016	860,000	932,603
5.38%, 2/10/2020	410,000	472,476
Sara Lee Corp. 2.75%, 9/15/2015	200,000	205,958
The Hershey Co. 1.50%, 11/1/2016	250,000	247,848
Tyson Foods, Inc. 10.50%, 3/1/2014	150,000	172,417
Unilever Capital Corp.:
3.65%, 2/15/2014	155,000	163,232
4.25%, 2/10/2021	150,000	168,600

		4,359,534

GAS UTILITIES — 0.1%
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	195,204
National Grid PLC 6.30%, 8/1/2016	100,000	115,084

		310,288

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 4.00%, 3/1/2014	510,000	542,625
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	256,265
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	161,828
6.40%, 6/15/2016	350,000	401,953
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	78,372
CareFusion Corp. 5.13%, 8/1/2014	150,000	162,288
Covidien International Finance SA 2.80%, 6/15/2015	350,000	365,800
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	102,729
Hospira, Inc. 5.90%, 6/15/2014	250,000	271,285
Johnson & Johnson 2.95%, 9/1/2020	250,000	260,059
Medtronic, Inc.:
3.00%, 3/15/2015	300,000	318,733
4.45%, 3/15/2020	185,000	206,372
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	255,032
Stryker Corp. 2.00%, 9/30/2016	300,000	307,212
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	151,307

		3,841,860

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc. 6.00%, 6/15/2016	$350,000	$404,719
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	280,477
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	288,720
CIGNA Corp. 4.50%, 3/15/2021	150,000	157,688
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	207,296
Express Scripts, Inc. 6.25%, 6/15/2014	395,000	434,759
Humana, Inc. 7.20%, 6/15/2018	260,000	311,685
Laboratory Corp. of America Holdings 3.13%, 5/15/2016	250,000	259,102
McKesson Corp.:
3.25%, 3/1/2016	250,000	266,128
7.50%, 2/15/2019	135,000	173,254
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	159,990
UnitedHealth Group, Inc.:
1.88%, 11/15/2016	250,000	253,655
3.88%, 10/15/2020 (a)	250,000	265,601
4.88%, 3/15/2015	150,000	165,932
WellPoint, Inc.:
5.25%, 1/15/2016	200,000	224,018
5.88%, 6/15/2017	300,000	351,584
7.00%, 2/15/2019	45,000	55,103

		4,259,711

HOTELS, RESTAURANTS & LEISURE — 0.6%
Darden Restaurants, Inc. 6.20%, 10/15/2017	150,000	173,118
International Game Technology 5.50%, 6/15/2020	100,000	105,258
Marriott International, Inc. 6.38%, 6/15/2017	150,000	174,254
McDonald’s Corp.:
2.63%, 1/15/2022	150,000	148,160
3.50%, 7/15/2020	55,000	58,379
3.63%, 5/20/2021	50,000	53,434
5.35%, 3/1/2018	140,000	167,202
Wyndham Worldwide Corp. 5.63%, 3/1/2021	250,000	268,208
Yum! Brands, Inc.:
3.75%, 11/1/2021	30,000	30,267
5.30%, 9/15/2019	150,000	168,432
6.25%, 3/15/2018	100,000	117,926

		1,464,638

HOUSEHOLD DURABLES — 0.1%
Whirlpool Corp.:
4.85%, 6/15/2021	50,000	50,669
6.50%, 6/15/2016	250,000	274,503

		325,172

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. 2.95%, 11/1/2020 (a)	250,000	255,361
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	291,174
Kimberly-Clark Corp. 7.50%, 11/1/2018	195,000	259,765
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	168,836
The Clorox Co. 3.80%, 11/15/2021	250,000	252,230

		1,227,366

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 5.75%, 12/15/2013	200,000	212,277

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 4.38%, 8/15/2013 (a)	250,000	263,455
Cooper US, Inc.:
2.38%, 1/15/2016	100,000	101,926
3.88%, 12/15/2020	150,000	154,989
General Electric Co. 5.25%, 12/6/2017	1,010,000	1,162,209
Koninklijke Philips Electronics NV 5.75%, 3/11/2018	100,000	116,074
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	244,693
Tyco International Finance SA:
3.38%, 10/15/2015	115,000	121,972
3.75%, 1/15/2018	100,000	105,612
4.13%, 10/15/2014	170,000	182,014

		2,452,944

INSURANCE — 4.0%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	259,663
5.90%, 6/15/2019	155,000	184,272
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	105,460
Aflac, Inc. 8.50%, 5/15/2019	145,000	186,971
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	113,595
American International Group, Inc.:
5.85%, 1/16/2018	1,150,000	1,243,755
8.25%, 8/15/2018	600,000	718,043
AON Corp. 5.00%, 9/30/2020	225,000	246,700
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	105,672
Berkshire Hathaway Finance Corp.:
1.50%, 1/10/2014 (a)	100,000	101,255
4.25%, 1/15/2021	100,000	107,440
5.40%, 5/15/2018 (a)	145,000	170,838
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	504,709
3.20%, 2/11/2015	350,000	371,093
3.40%, 1/31/2022	150,000	150,762
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	200,850
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	161,336
6.50%, 8/15/2016	150,000	167,793

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Genworth Financial, Inc.:
5.75%, 6/15/2014 (a)	$45,000	$46,800
7.20%, 2/15/2021	150,000	152,250
8.63%, 12/15/2016	150,000	168,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	103,556
6.30%, 3/15/2018	130,000	142,487
Lincoln National Corp. 8.75%, 7/1/2019	300,000	381,966
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	102,946
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	54,318
5.75%, 9/15/2015	185,000	207,354
MetLife, Inc.:
2.38%, 2/6/2014	150,000	153,802
4.75%, 2/8/2021	250,000	274,229
6.75%, 6/1/2016	515,000	611,268
PartnerRe, Ltd. 5.50%, 6/1/2020 (a)	100,000	103,185
Principal Financial Group, Inc. 7.88%, 5/15/2014	250,000	278,496
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	131,472
4.75%, 4/1/2014	300,000	317,695
4.75%, 9/17/2015	320,000	347,541
7.38%, 6/15/2019	200,000	246,548
The Progressive Corp. 3.75%, 8/23/2021 (a)	150,000	158,912
The Travelers Cos., Inc. 6.25%, 6/20/2016	320,000	371,994
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	108,085
Unum Group 7.13%, 9/30/2016	100,000	114,758
Willis North America, Inc. 7.00%, 9/29/2019	250,000	283,963
XL Group PLC 5.25%, 9/15/2014	250,000	264,516

		10,226,348

INTERNET SOFTWARE & SERVICES — 0.2%
eBay, Inc. 3.25%, 10/15/2020	150,000	152,531
Google, Inc.:
1.25%, 5/19/2014	250,000	253,404
3.63%, 5/19/2021	150,000	162,442

		568,377

IT SERVICES — 0.1%
Fiserv, Inc. 6.80%, 11/20/2017	150,000	176,826

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Life Technologies Corp. 5.00%, 1/15/2021	250,000	270,398
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	250,000	257,948
3.20%, 5/1/2015	250,000	266,612
3.20%, 3/1/2016	40,000	42,583

		837,541

MACHINERY — 1.1%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,681
3.90%, 5/27/2021 (a)	250,000	272,729
Danaher Corp. 5.40%, 3/1/2019 (a)	250,000	294,590
Eaton Corp. 6.95%, 3/20/2019	150,000	185,749
Illinois Tool Works, Inc.:
3.38%, 9/15/2021 (d)	45,000	46,310
6.25%, 4/1/2019	250,000	304,152
Ingersoll-Rand Global Holding Co., Ltd.:
6.00%, 8/15/2013	100,000	106,177
9.50%, 4/15/2014	180,000	206,890
John Deere Capital Corp.:
1.25%, 12/2/2014	500,000	506,109
2.80%, 9/18/2017	250,000	262,342
3.90%, 7/12/2021	150,000	161,634
4.90%, 9/9/2013	250,000	264,684
Joy Global, Inc. 5.13%, 10/15/2021	80,000	85,644
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	100,000	100,665

		2,848,356

MEDIA — 4.4%
CBS Corp. 8.88%, 5/15/2019	145,000	189,277
Comcast Corp.:
5.70%, 5/15/2018	1,015,000	1,179,770
6.50%, 1/15/2015	500,000	567,934
Cox Communications, Inc. 4.63%, 6/1/2013	205,000	213,996
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.50%, 3/1/2016	250,000	261,689
3.55%, 3/15/2015	395,000	415,323
3.80%, 3/15/2022 (d)	250,000	249,201
5.00%, 3/1/2021	150,000	163,518
5.20%, 3/15/2020	350,000	385,924
7.63%, 5/15/2016	111,000	115,995
Discovery Communications LLC:
5.05%, 6/1/2020	200,000	225,347
5.63%, 8/15/2019	100,000	115,677
NBCUniversal Media LLC:
2.10%, 4/1/2014	150,000	153,000
3.65%, 4/30/2015	500,000	533,709
4.38%, 4/1/2021	250,000	267,389
5.15%, 4/30/2020	150,000	169,100
News America, Inc.:
4.50%, 2/15/2021 (a)	100,000	105,700
6.90%, 3/1/2019	260,000	310,904
Omnicom Group, Inc. 4.45%, 8/15/2020	250,000	267,686
Reed Elsevier Capital, Inc. 8.63%, 1/15/2019	150,000	190,173
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	100,000	109,000
The Walt Disney Co.:
3.75%, 6/1/2021 (a)	200,000	214,615
4.50%, 12/15/2013	380,000	405,063
5.50%, 3/15/2019	500,000	594,561

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Thomson Reuters Corp. 6.50%, 7/15/2018	$255,000	$311,582
Time Warner Cable, Inc.:
4.00%, 9/1/2021	250,000	257,143
5.00%, 2/1/2020 (a)	500,000	548,510
5.85%, 5/1/2017	500,000	582,182
6.20%, 7/1/2013	535,000	570,251
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	385,238
5.88%, 11/15/2016	290,000	338,729
Viacom, Inc.:
3.50%, 4/1/2017	100,000	106,388
4.50%, 3/1/2021	200,000	215,699
6.25%, 4/30/2016	200,000	231,477
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	125,000	135,045
WPP Finance UK 5.88%, 6/15/2014	250,000	271,717

		11,358,512

METALS & MINING — 3.4%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	250,000	256,717
6.15%, 8/15/2020	200,000	215,299
6.75%, 7/15/2018	205,000	233,662
ArcelorMittal:
3.75%, 3/1/2016 (a)	250,000	249,130
5.38%, 6/1/2013	250,000	257,805
5.50%, 3/1/2021 (a)	200,000	195,605
6.13%, 6/1/2018 (a)	300,000	314,521
6.25%, 2/25/2022	500,000	501,115
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,656
2.90%, 5/30/2016 (a)	50,000	52,102
6.95%, 4/1/2019	250,000	303,163
Barrick Gold Finance Co. LLC 6.13%, 9/15/2013	250,000	268,140
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	52,544
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022	300,000	290,572
3.25%, 11/21/2021	250,000	251,258
5.25%, 12/15/2015 (a)	500,000	569,543
5.50%, 4/1/2014	715,000	779,800
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021	100,000	103,359
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	500,000	475,840
Newmont Mining Corp. 3.50%, 3/15/2022	150,000	144,981
Nucor Corp. 5.75%, 12/1/2017	250,000	296,360
Rio Tinto Finance USA, Ltd.:
3.50%, 11/2/2020	400,000	407,473
3.75%, 9/20/2021	150,000	153,381
6.50%, 7/15/2018	300,000	367,541
8.95%, 5/1/2014	250,000	289,367
9.00%, 5/1/2019	300,000	403,410
Teck Resources, Ltd.:
10.25%, 5/15/2016	300,000	342,000
10.75%, 5/15/2019 (b)	225,000	279,000
Vale Overseas, Ltd.:
4.38%, 1/11/2022	100,000	100,678
5.63%, 9/15/2019	360,000	402,336
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	167,750

		8,770,108

MULTI-UTILITIES — 1.3%
Dominion Resources, Inc.:
1.80%, 3/15/2014	600,000	612,366
4.45%, 3/15/2021 (a)	250,000	273,783
5.60%, 11/15/2016	300,000	348,948
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	572,394
NSTAR 4.50%, 11/15/2019	150,000	161,843
Sempra Energy 6.50%, 6/1/2016	395,000	463,186
Veolia Environnement SA 6.00%, 6/1/2018	100,000	111,429
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	725,702

		3,269,651

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.00%, 11/1/2021 (a)	150,000	154,594
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	100,000	100,452
5.75%, 7/15/2014	200,000	218,166
Nordstrom, Inc. 6.75%, 6/1/2014	200,000	225,339

		698,551

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	419,614
5.63%, 12/15/2019	250,000	275,500

		695,114

OIL, GAS & CONSUMABLE FUELS — 8.0%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	550,000	631,382
6.95%, 6/15/2019	155,000	188,581
Apache Corp. 6.90%, 9/15/2018	300,000	377,302
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	241,177
Boardwalk Pipelines LP 5.75%, 9/15/2019	150,000	164,560
BP Capital Markets PLC:
3.20%, 3/11/2016 (a)	500,000	528,966
4.74%, 3/11/2021	500,000	558,783
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	355,000	416,825
Cenovus Energy, Inc. 4.50%, 9/15/2014 (a)	250,000	269,672
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	67,719
6.15%, 5/1/2016	250,000	289,992
Chevron Corp.:
3.95%, 3/3/2014	150,000	159,629
4.95%, 3/3/2019	205,000	242,185

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ConocoPhillips:
4.60%, 1/15/2015	$150,000	$165,225
5.75%, 2/1/2019 (a)	510,000	618,190
ConocoPhillips Australia Funding Co. 5.50%, 4/15/2013 (a)	350,000	367,973
Devon Energy Corp. 2.40%, 7/15/2016	250,000	256,601
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	166,252
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	277,114
Enbridge, Inc. 5.60%, 4/1/2017	250,000	285,256
EnCana Corp. 6.50%, 5/15/2019	310,000	363,077
Energy Transfer Partners LP:
6.70%, 7/1/2018	250,000	287,789
8.50%, 4/15/2014	257,000	290,283
Ensco PLC:
3.25%, 3/15/2016	250,000	260,123
4.70%, 3/15/2021	125,000	134,467
Enterprise Products Operating LLC:
3.20%, 2/1/2016	100,000	104,609
6.30%, 9/15/2017	360,000	423,413
9.75%, 1/31/2014	250,000	286,668
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	367,791
4.40%, 6/1/2020	500,000	547,747
EQT Corp. 8.13%, 6/1/2019	150,000	178,240
Hess Corp. 8.13%, 2/15/2019	100,000	128,249
Husky Energy, Inc. 7.25%, 12/15/2019 (a)	250,000	307,341
Kinder Morgan Energy Partners LP 6.00%, 2/1/2017	505,000	582,593
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	174,289
Marathon Oil Corp. 6.00%, 10/1/2017	300,000	350,354
Marathon Petroleum Corp. 5.13%, 3/1/2021 (a)	150,000	162,914
Nexen, Inc. 6.20%, 7/30/2019	155,000	179,256
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	187,989
Noble Holding International, Ltd. 4.90%, 8/1/2020	200,000	215,303
NuStar Logistics LP 4.75%, 2/1/2022 (a)	150,000	149,192
Occidental Petroleum Corp.:
1.45%, 12/13/2013 (a)	250,000	253,646
1.75%, 2/15/2017	200,000	201,438
2.50%, 2/1/2016	150,000	156,732
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	52,162
6.15%, 10/1/2016	150,000	172,849
ONEOK, Inc. 4.25%, 2/1/2022	150,000	150,954
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	169,595
PC Financial Partnership 5.00%, 11/15/2014	250,000	273,180
Phillips 66 2.95%, 5/1/2017 (d)	350,000	356,689
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	250,000	284,961
Rowan Cos., Inc. 7.88%, 8/1/2019 (a)	150,000	179,049
Shell International Finance BV:
3.10%, 6/28/2015	150,000	159,993
4.00%, 3/21/2014	680,000	724,062
4.30%, 9/22/2019	350,000	394,780
Southern Natural Gas Co. 4.40%, 6/15/2021	250,000	253,416
Southwestern Energy Co. 4.10%, 3/15/2022 (d)	250,000	247,600
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	270,914
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	179,295
Talisman Energy, Inc. 7.75%, 6/1/2019	150,000	183,286
Total Capital International SA 2.88%, 2/17/2022 (a)	150,000	143,819
Total Capital SA:
3.00%, 6/24/2015	250,000	259,723
3.13%, 10/2/2015	300,000	312,855
4.13%, 1/28/2021 (a)	250,000	264,323
TransCanada PipeLines, Ltd.:
3.80%, 10/1/2020	350,000	374,981
7.13%, 1/15/2019	150,000	189,333
Transocean, Inc.:
4.95%, 11/15/2015	350,000	373,177
6.38%, 12/15/2021	250,000	280,886
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	290,705
6.13%, 2/1/2020	145,000	166,919
Weatherford International, Ltd.:
4.95%, 10/15/2013	195,000	204,931
5.13%, 9/15/2020	250,000	265,970
Williams Partners LP:
3.80%, 2/15/2015	265,000	280,487
4.00%, 11/15/2021	150,000	151,566
XTO Energy, Inc. 5.75%, 12/15/2013	250,000	270,978

		20,450,325

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	269,157
International Paper Co.:
7.50%, 8/15/2021 (a)	250,000	314,052
7.95%, 6/15/2018	250,000	313,203
9.38%, 5/15/2019	130,000	170,857

		1,067,269

PERSONAL PRODUCTS — 0.5%
Avon Products, Inc. 4.20%, 7/15/2018 (a)	200,000	205,037
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	251,100

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

1.80%, 11/15/2015	$750,000	$773,843

		1,229,980

PHARMACEUTICALS — 3.6%
Abbott Laboratories 5.60%, 11/30/2017	780,000	943,770
Allergan, Inc. 5.75%, 4/1/2016	200,000	233,339
Aristotle Holding, Inc.:
3.90%, 2/15/2022 (d)	600,000	603,958
4.75%, 11/15/2021 (d)	250,000	267,139
AstraZeneca PLC 5.90%, 9/15/2017	250,000	299,925
Bristol-Myers Squibb Co. 5.25%, 8/15/2013	250,000	266,088
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	408,054
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	214,910
4.85%, 5/15/2013	395,000	414,264
5.65%, 5/15/2018	250,000	300,796
Johnson & Johnson 5.55%, 8/15/2017	350,000	423,984
Medco Health Solutions, Inc. 7.13%, 3/15/2018	205,000	246,514
Merck & Co, Inc.:
5.00%, 6/30/2019	310,000	365,147
5.30%, 12/1/2013	250,000	269,949
Novartis Capital Corp. 4.13%, 2/10/2014	570,000	606,454
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	500,000	586,065
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	395,260
6.20%, 3/15/2019	310,000	386,877
Sanofi:
2.63%, 3/29/2016	300,000	313,681
4.00%, 3/29/2021	250,000	270,633
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	303,660
Teva Pharmaceutical Finance Co. BV 3.65%, 11/10/2021	300,000	301,720
Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	263,090
Wyeth 5.45%, 4/1/2017	350,000	413,655

		9,098,932

PIPELINES — 0.2%
Buckeye Partners LP 4.88%, 2/1/2021	250,000	260,111
Williams Partners LP 4.13%, 11/15/2020	150,000	153,808

		413,919

REAL ESTATE INVESTMENT TRUSTS — 2.2%
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	113,866
Boston Properties LP:
5.63%, 4/15/2015	250,000	276,934
5.63%, 11/15/2020	150,000	171,571
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	203,167
Camden Property Trust 4.63%, 6/15/2021	50,000	50,394
CommonWealth REIT 6.25%, 6/15/2017	100,000	107,572
Digital Realty Trust LP 5.25%, 3/15/2021	100,000	103,473
Duke Realty LP 7.38%, 2/15/2015	300,000	339,780
ERP Operating LP:
4.63%, 12/15/2021	250,000	263,097
5.75%, 6/15/2017	110,000	123,653
6.58%, 4/13/2015	250,000	279,988
HCP, Inc.:
3.75%, 2/1/2016	55,000	56,490
5.38%, 2/1/2021	250,000	268,920
6.30%, 9/15/2016	150,000	166,885
Health Care REIT, Inc.:
4.95%, 1/15/2021	200,000	204,005
6.20%, 6/1/2016	100,000	109,987
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	165,199
Hospitality Properties Trust 7.88%, 8/15/2014	100,000	108,165
Kimco Realty Corp. 6.88%, 10/1/2019	100,000	116,928
Liberty Property LP 5.50%, 12/15/2016	250,000	274,968
ProLogis LP 6.25%, 3/15/2017	400,000	443,005
Realty Income Corp. 5.95%, 9/15/2016	250,000	278,928
Regency Centers LP 5.88%, 6/15/2017	150,000	165,714
Simon Property Group LP:
4.38%, 3/1/2021	150,000	159,164
5.10%, 6/15/2015	200,000	219,441
5.65%, 2/1/2020	400,000	456,311
5.88%, 3/1/2017 (a)	200,000	227,709
UDR, Inc. 4.63%, 1/10/2022	50,000	51,579
Ventas Realty LP/Ventas Capital Corp. 4.75%, 6/1/2021	100,000	101,340

		5,608,233

ROAD & RAIL — 0.8%
Burlington Northern Santa Fe LLC 7.00%, 2/1/2014	250,000	277,486
Canadian National Railway Co. 5.55%, 3/1/2019	150,000	176,095
CSX Corp.:
6.25%, 4/1/2015	250,000	287,445
7.38%, 2/1/2019	205,000	256,024
Norfolk Southern Corp. 5.90%, 6/15/2019 (a)	250,000	297,213
Ryder System, Inc. 3.15%, 3/2/2015	250,000	256,636
Union Pacific Corp. 5.13%, 2/15/2014	365,000	392,949

		1,943,848

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 4.30%, 6/15/2021	$100,000	$108,552
Intel Corp.:
1.95%, 10/1/2016	150,000	154,276
3.30%, 10/1/2021	227,000	234,328
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	162,480
Texas Instruments, Inc. 0.88%, 5/15/2013	250,000	251,226

		910,862

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	210,208
CA, Inc. 6.13%, 12/1/2014	150,000	166,247
Intuit, Inc. 5.75%, 3/15/2017	150,000	169,500
Microsoft Corp.:
2.50%, 2/8/2016 (a)	250,000	263,885
2.95%, 6/1/2014	250,000	263,257
4.20%, 6/1/2019	435,000	492,732
Oracle Corp.:
3.75%, 7/8/2014	505,000	540,960
5.00%, 7/8/2019	400,000	466,988
5.75%, 4/15/2018	250,000	300,776
Symantec Corp. 2.75%, 9/15/2015 (a)	125,000	128,090

		3,002,643

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	51,725
AutoZone, Inc. 5.75%, 1/15/2015	300,000	331,169
Best Buy Co., Inc. 3.75%, 3/15/2016 (a)	150,000	150,020
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	255,646
4.63%, 4/15/2020	125,000	139,709
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	105,535
Staples, Inc. 9.75%, 1/15/2014	100,000	113,572
The Home Depot, Inc.:
3.95%, 9/15/2020	250,000	273,113
5.40%, 3/1/2016	250,000	288,229
TJX Cos., Inc. 4.20%, 8/15/2015	150,000	163,237

		1,871,955

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	253,023

TOBACCO — 1.1%
Altria Group, Inc.:
4.75%, 5/5/2021	400,000	429,976
8.50%, 11/10/2013	250,000	279,680
9.70%, 11/10/2018	440,000	599,803
Lorillard Tobacco Co.:
3.50%, 8/4/2016	45,000	46,659
6.88%, 5/1/2020	150,000	175,923
Philip Morris International, Inc.:
2.90%, 11/15/2021	250,000	245,481
5.65%, 5/16/2018	500,000	595,300
6.88%, 3/17/2014	250,000	279,824
Reynolds American, Inc. 7.63%, 6/1/2016	155,000	185,928

		2,838,574

TRANSPORTATION INFRASTRUCTURE — 0.1%
Norfolk Southern Corp. 5.75%, 1/15/2016	150,000	172,518

WIRELESS TELECOMMUNICATION SERVICES — 4.6%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	253,713
5.00%, 3/30/2020	350,000	389,738
5.50%, 3/1/2014 (b)	250,000	268,750
American Tower Corp.:
4.50%, 1/15/2018	100,000	103,361
4.63%, 4/1/2015	250,000	262,630
5.05%, 9/1/2020	100,000	104,037
AT&T, Inc.:
2.95%, 5/15/2016	250,000	263,553
4.45%, 5/15/2021	400,000	440,984
5.10%, 9/15/2014	200,000	220,270
5.50%, 2/1/2018	798,000	938,252
BellSouth Corp. 5.20%, 9/15/2014	1,150,000	1,258,729
Cellco Partnership/Verizon Wireless Capital LLC:
5.55%, 2/1/2014	515,000	556,802
8.50%, 11/15/2018	310,000	424,768
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019	250,000	290,340
6.75%, 8/20/2018 (a)	150,000	180,569
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	115,000	123,128
Embarq Corp. 7.08%, 6/1/2016	265,000	297,707
France Telecom SA:
4.38%, 7/8/2014	205,000	218,637
5.38%, 7/8/2019	200,000	225,947
Rogers Communications, Inc. 6.80%, 8/15/2018	280,000	350,207
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	468,000
7.18%, 6/18/2019	150,000	159,000
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	103,868
4.95%, 1/15/2015	500,000	513,628
5.13%, 4/27/2020	255,000	241,511
6.22%, 7/3/2017	250,000	262,215
Verizon Communications, Inc.:
3.00%, 4/1/2016	250,000	264,048
5.25%, 4/15/2013	555,000	581,767
6.35%, 4/1/2019	800,000	972,666

SPDR Barclays Capital Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Vodafone Group PLC:
4.15%, 6/10/2014	$455,000	$486,127
4.38%, 3/16/2021	250,000	275,408
5.63%, 2/27/2017	250,000	291,937

		11,792,297

TOTAL CORPORATE BONDS & NOTES —
(Cost $243,647,451)		252,352,879

	Shares
SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	10,271,220	10,271,220
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	4,326,480	4,326,480

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $14,597,700)		14,597,700

TOTAL INVESTMENTS — 104.4% (i)
(Cost $258,245,151)		266,950,579
OTHER ASSETS & LIABILITIES — (4.4)%		(11,134,474)

NET ASSETS — 100.0%		$255,816,105

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.7% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.8%
AEROSPACE & DEFENSE — 2.1%
Honeywell International, Inc.:
5.38%, 3/1/2041 (a)	$50,000	$59,360
5.70%, 3/15/2036	100,000	120,895
Lockheed Martin Corp. 6.15%, 9/1/2036	260,000	308,268
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	206,942
Raytheon Co.:
4.70%, 12/15/2041	150,000	154,509
7.20%, 8/15/2027	50,000	67,236
The Boeing Co. 6.63%, 2/15/2038	115,000	156,606
United Technologies Corp.:
5.40%, 5/1/2035	150,000	169,376
6.13%, 7/15/2038	230,000	287,473

		1,530,665

AIR FREIGHT & LOGISTICS — 0.4%
United Parcel Service, Inc. 6.20%, 1/15/2038 (a)	225,000	293,540

AIRLINES — 0.4%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	150,000	148,687
Delta Air Lines 2007-1 Pass Through Trust, Class A 6.82%, 8/10/2022 (b)	109,940	120,110

		268,797

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.70%, 3/1/2041	50,000	55,362

AUTOMOBILES — 0.3%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	256,779

BEVERAGES — 1.4%
Anheuser-Busch InBev Worldwide, Inc.:
6.38%, 1/15/2040 (a)	190,000	251,878
8.00%, 11/15/2039	200,000	295,520
Diageo Capital PLC 5.88%, 9/30/2036	100,000	120,372
PepsiCo, Inc. 5.50%, 1/15/2040	200,000	235,255
The Pepsi Bottling Group, Inc., Series B 7.00%, 3/1/2029	100,000	133,009

		1,036,034

BIOTECHNOLOGY — 1.2%
Amgen, Inc.:
5.15%, 11/15/2041	400,000	400,291
6.38%, 6/1/2037	150,000	172,374
6.40%, 2/1/2039	150,000	173,594
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	107,108

		853,367

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	41,000	43,525

CAPITAL MARKETS — 1.9%
Jefferies Group, Inc. 6.25%, 1/15/2036 (a)	50,000	45,000
Morgan Stanley 6.25%, 8/9/2026	200,000	197,769
The Goldman Sachs Group, Inc.:
6.13%, 2/15/2033	200,000	196,068
6.25%, 2/1/2041	430,000	424,592
6.75%, 10/1/2037	522,000	506,898

		1,370,327

CHEMICALS — 1.3%
Agrium, Inc. 6.13%, 1/15/2041	125,000	143,287
E.I. du Pont de Nemours & Co. 5.60%, 12/15/2036	100,000	118,048
Ecolab, Inc. 5.50%, 12/8/2041 (a)	100,000	107,769
Monsanto Co. 5.88%, 4/15/2038	100,000	122,820
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	100,000	119,016
Rohm & Haas Co. 7.85%, 7/15/2029	100,000	127,368
The Dow Chemical Co.:
5.25%, 11/15/2041 (a)	100,000	102,337
9.40%, 5/15/2039	80,000	120,691

		961,336

COMMERCIAL BANKS — 4.4%
Bank One Corp. 7.63%, 10/15/2026	200,000	239,501
BB&T Capital Trust II 6.75%, 6/7/2036	150,000	150,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041 (a)	100,000	102,337
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	131,082
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	260,546
HSBC Holdings PLC:
6.10%, 1/14/2042	50,000	57,649
6.50%, 9/15/2037 (a)	320,000	356,718
6.80%, 6/1/2038	150,000	172,398
7.63%, 5/17/2032	100,000	113,193
JPMorgan Chase & Co.:
5.60%, 7/15/2041 (a)	350,000	379,539
6.40%, 5/15/2038	35,000	41,555
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	125,058
Santander UK PLC 7.95%, 10/26/2029	125,000	122,500
Wachovia Bank NA 6.60%, 1/15/2038	250,000	295,589
Wachovia Corp.:
5.50%, 8/1/2035	200,000	201,433
7.50%, 4/15/2035	300,000	355,998

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Wells Fargo Capital X 5.95%, 12/15/2036 (b)	$100,000	$99,750

		3,205,596

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Republic Services, Inc. 4.75%, 5/15/2023	200,000	217,690
Waste Management, Inc. 7.75%, 5/15/2032	200,000	272,558

		490,248

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc. 5.90%, 2/15/2039 (a)	395,000	476,161
Harris Corp. 6.15%, 12/15/2040	50,000	56,270
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	58,646

		591,077

COMPUTERS & PERIPHERALS — 0.9%
Dell, Inc. 7.10%, 4/15/2028	50,000	61,207
Hewlett-Packard Co. 6.00%, 9/15/2041 (a)	175,000	190,535
International Business Machines Corp.:
5.60%, 11/30/2039	187,000	228,013
6.50%, 1/15/2028	150,000	192,248

		672,003

DIVERSIFIED FINANCIAL SERVICES — 7.1%
American Express Co. 8.15%, 3/19/2038 (a)	100,000	146,585
Bank of America Corp. 5.88%, 2/7/2042	200,000	198,043
Citigroup, Inc.:
5.85%, 12/11/2034	200,000	201,365
6.13%, 8/25/2036	150,000	142,367
6.63%, 6/15/2032	300,000	309,462
6.88%, 3/5/2038	280,000	324,481
8.13%, 7/15/2039	250,000	321,077
Credit Suisse USA, Inc. 7.13%, 7/15/2032 (a)	50,000	60,236
General Electric Capital Corp.:
5.88%, 1/14/2038 (a)	510,000	558,939
6.75%, 3/15/2032	430,000	512,458
6.88%, 1/10/2039	630,000	776,794
Goldman Sachs Capital I 6.35%, 2/15/2034 (a)(b)	200,000	188,000
HJ Heinz Finance Co. 6.75%, 3/15/2032	50,000	61,730
JPMorgan Chase & Co. 5.50%, 10/15/2040	200,000	215,277
JPMorgan Chase Capital XXV 6.80%, 10/1/2037	200,000	201,000
JPMorgan Chase Capital XXVII 7.00%, 11/1/2039 (b)	150,000	151,500
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	265,000	247,852
6.75%, 6/1/2028	150,000	159,204
7.75%, 5/14/2038	120,000	129,274
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	75,000	102,642
The Western Union Co. 6.20%, 11/17/2036	100,000	103,270
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	111,389

		5,222,945

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.0%
British Telecommunications PLC 9.63%, 12/15/2030	245,000	358,578
CenturyLink, Inc. 7.65%, 3/15/2042	100,000	94,793
Qwest Corp.:
6.88%, 9/15/2033 (a)	150,000	148,500
7.25%, 10/15/2035 (a)	100,000	100,054
Verizon Communications, Inc.:
4.75%, 11/1/2041 (a)	300,000	303,105
6.25%, 4/1/2037	200,000	235,620
7.75%, 12/1/2030 (a)	570,000	771,886
8.95%, 3/1/2039	100,000	153,502

		2,166,038

ELECTRIC UTILITIES — 11.0%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	114,059
6.13%, 5/15/2038	170,000	215,419
Appalachian Power Co. 5.80%, 10/1/2035	50,000	57,040
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	97,647
Consolidated Edison Co. of New York:
5.70%, 12/1/2036	230,000	276,877
6.30%, 8/15/2037	50,000	64,937
Duke Energy Carolinas LLC 6.00%, 1/15/2038	150,000	188,273
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	230,000	299,921
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	110,923
Exelon Corp. 5.63%, 6/15/2035	150,000	160,741
Exelon Generation Co. LLC 6.25%, 10/1/2039	170,000	197,487
FirstEnergy Corp. 7.38%, 11/15/2031	100,000	122,397
Florida Power & Light Co.:
5.25%, 2/1/2041	250,000	289,814
5.69%, 3/1/2040	115,000	141,379
6.20%, 6/1/2036	150,000	193,238
Florida Power Corp.:
5.65%, 4/1/2040	100,000	119,197
6.40%, 6/15/2038	80,000	103,324
Georgia Power Co. 4.75%, 9/1/2040	100,000	104,563
Iberdrola International BV 6.75%, 7/15/2036	100,000	104,973
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	61,891
Kansas City Power & Light Co. 5.30%, 10/1/2041	50,000	52,325

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Kentucky Utilities Co. 5.13%, 11/1/2040	$75,000	$83,136
Nevada Power Co. 5.38%, 9/15/2040	175,000	196,554
Nisource Finance Corp. 5.95%, 6/15/2041	100,000	108,108
Northern States Power Co. 5.35%, 11/1/2039	50,000	58,478
Oglethorpe Power Corp. 5.38%, 11/1/2040	65,000	72,466
Ohio Edison Co. 6.88%, 7/15/2036	100,000	121,447
Ohio Power Co. 6.60%, 2/15/2033	102,000	127,672
Oncor Electric Delivery Co. LLC:
7.00%, 9/1/2022	50,000	61,149
7.00%, 5/1/2032	150,000	181,387
Pacific Gas & Electric Co.:
4.50%, 12/15/2041	100,000	99,273
5.40%, 1/15/2040	50,000	56,706
5.80%, 3/1/2037	150,000	177,901
6.05%, 3/1/2034	265,000	319,977
PacifiCorp:
2.95%, 2/1/2022	75,000	73,933
4.10%, 2/1/2042 (a)	125,000	118,897
6.00%, 1/15/2039 (a)	100,000	123,301
Potomac Electric Power Co. 7.90%, 12/15/2038 (a)	100,000	149,511
PPL Electric Utilities Corp.:
5.20%, 7/15/2041 (a)	5,000	5,624
6.25%, 5/15/2039	50,000	64,141
Progress Energy, Inc.:
6.00%, 12/1/2039 (a)	100,000	119,219
7.75%, 3/1/2031	40,000	54,898
Public Service Co. of Colorado 6.25%, 9/1/2037 (a)	150,000	195,092
Public Service Electric & Gas Co.:
5.50%, 3/1/2040	100,000	120,413
5.80%, 5/1/2037	100,000	123,859
Puget Sound Energy, Inc.:
5.64%, 4/15/2041	100,000	118,279
5.80%, 3/15/2040	55,000	66,317
San Diego Gas & Electric Co. 3.95%, 11/15/2041 (a)	25,000	23,967
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	120,922
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	48,415
5.30%, 5/15/2033	50,000	54,732
5.45%, 2/1/2041 (a)	50,000	56,734
Southern California Edison Co.:
5.95%, 2/1/2038	200,000	250,623
6.00%, 1/15/2034	200,000	248,914
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	153,908
Southwestern Public Service Co. Series F 6.00%, 10/1/2036	100,000	111,089
Tampa Electric Co. 6.55%, 5/15/2036	50,000	63,304
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	61,881
The Detroit Edison Co. 5.70%, 10/1/2037	50,000	58,669
The Toledo Edison Co. 6.15%, 5/15/2037	200,000	232,850
Union Electric Co. 8.45%, 3/15/2039	100,000	158,159
Virginia Electric and Power Co. 6.00%, 5/15/2037	250,000	306,299

		8,024,629

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	184,489

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc. 7.25%, 8/15/2036 (a)	50,000	59,190

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 5.95%, 6/1/2041	100,000	112,908
Halliburton Co. 6.70%, 9/15/2038 (a)	200,000	258,575

		371,483

FOOD & STAPLES RETAILING — 3.9%
CVS Caremark Corp.:
5.75%, 5/15/2041	50,000	55,926
6.13%, 9/15/2039	100,000	116,288
6.25%, 6/1/2027	100,000	118,852
Delhaize America LLC 9.00%, 4/15/2031	50,000	64,551
Safeway, Inc. 7.25%, 2/1/2031 (a)	50,000	57,640
Sysco Corp. 6.63%, 3/17/2039	100,000	137,001
Target Corp.:
6.35%, 11/1/2032	150,000	188,276
7.00%, 1/15/2038	215,000	292,649
The Kroger Co.:
5.40%, 7/15/2040	150,000	160,330
7.50%, 4/1/2031	65,000	83,421
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040 (a)	450,000	489,369
5.25%, 9/1/2035	430,000	490,265
5.88%, 4/5/2027	250,000	305,106
6.50%, 8/15/2037	200,000	262,888

		2,822,562

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	150,000	180,661
ConAgra Foods, Inc. 7.13%, 10/1/2026	50,000	60,181
Kellogg Co., Series B 7.45%, 4/1/2031	45,000	58,457
Kraft Foods, Inc.:
6.50%, 2/9/2040	165,000	200,702
6.88%, 1/26/2039	45,000	56,640
7.00%, 8/11/2037	350,000	441,379
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	150,000	147,754

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

The Hershey Co. 7.20%, 8/15/2027	$50,000	$67,415
Unilever Capital Corp. 5.90%, 11/15/2032	60,000	75,955

		1,289,144

GAS UTILITIES — 0.1%
AGL Capital Corp. 5.88%, 3/15/2041	70,000	79,966

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	119,898
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	127,886
Covidien International Finance SA 6.55%, 10/15/2037	100,000	127,434
Medtronic, Inc. 5.55%, 3/15/2040	100,000	118,487

		493,705

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc. 6.63%, 6/15/2036	100,000	124,374
CIGNA Corp. 5.88%, 3/15/2041 (a)	150,000	163,995
McKesson Corp. 6.00%, 3/1/2041	50,000	61,543
Quest Diagnostics, Inc. 6.95%, 7/1/2037	75,000	90,385
UnitedHealth Group, Inc.:
5.95%, 2/15/2041	100,000	120,088
6.63%, 11/15/2037	100,000	128,232
6.88%, 2/15/2038	215,000	281,657
WellPoint, Inc.:
5.95%, 12/15/2034	150,000	174,951
6.38%, 6/15/2037	130,000	159,855

		1,305,080

HOTELS, RESTAURANTS & LEISURE — 0.5%
McDonald’s Corp. 6.30%, 3/1/2038 (a)	175,000	232,871
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	127,862

		360,733

HOUSEHOLD PRODUCTS — 0.1%
Kimberly-Clark Corp. 5.30%, 3/1/2041 (a)	50,000	58,553

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
Constellation Energy Group, Inc. 7.60%, 4/1/2032	50,000	64,850

INDUSTRIAL CONGLOMERATES — 0.4%
3M Co. 5.70%, 3/15/2037 (a)	150,000	188,783
Koninklijke Philips Electronics NV 6.88%, 3/11/2038 (a)	100,000	122,966

		311,749

INSURANCE — 4.7%
ACE INA Holdings, Inc. 6.70%, 5/15/2036 (a)	100,000	127,905
Aflac, Inc.:
6.45%, 8/15/2040	50,000	55,506
6.90%, 12/17/2039	18,000	21,004
American International Group, Inc.:
6.25%, 3/15/2037	100,000	89,500
8.18%, 5/15/2058 (a)(c)	450,000	474,750
AON Corp. 8.21%, 1/1/2027 (a)	55,000	63,263
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,374
AXA SA 8.60%, 12/15/2030	115,000	125,815
Berkshire Hathaway Finance Corp. 5.75%, 1/15/2040	100,000	116,279
Chubb Corp. 6.50%, 5/15/2038	70,000	89,908
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	50,874
Hartford Financial Services Group, Inc. 6.63%, 3/30/2040	100,000	103,648
Lincoln National Corp. 6.30%, 10/9/2037	100,000	107,386
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033 (a)	50,000	54,351
MetLife, Inc.:
5.70%, 6/15/2035	250,000	287,208
6.40%, 12/15/2036	200,000	196,000
Principal Financial Group, Inc. 6.05%, 10/15/2036 (a)	50,000	52,672
Prudential Financial, Inc.:
5.63%, 5/12/2041	125,000	130,135
5.75%, 7/15/2033	75,000	78,829
6.63%, 12/1/2037	245,000	282,835
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	97,534
The Allstate Corp.:
5.20%, 1/15/2042	50,000	52,295
5.95%, 4/1/2036	130,000	147,253
6.13%, 12/15/2032	100,000	114,472
The Progressive Corp. 6.25%, 12/1/2032	50,000	58,384
The Travelers Cos., Inc. 6.25%, 6/15/2037	180,000	222,640
XL Group PLC 6.25%, 5/15/2027	200,000	206,018

		3,458,838

IT SERVICES — 0.1%
SAIC, Inc. 5.95%, 12/1/2040	100,000	105,776

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	53,457

MACHINERY — 1.1%
Caterpillar, Inc.:
5.20%, 5/27/2041 (a)	215,000	247,176
7.30%, 5/1/2031	100,000	138,063
Deere & Co. 5.38%, 10/16/2029	150,000	179,088
Dover Corp. 5.38%, 3/1/2041	50,000	58,856

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Illinois Tool Works, Inc. 4.88%, 9/15/2041 (d)	$25,000	$26,757
Parker Hannifin Corp. 3.50%, 9/15/2022	100,000	102,480
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	53,124

		805,544

MEDIA — 7.8%
CBS Corp.:
5.50%, 5/15/2033	150,000	156,411
7.88%, 7/30/2030	75,000	95,452
Comcast Cable Communications Holdings, Inc. 9.46%, 11/15/2022	100,000	144,450
Comcast Corp.:
5.65%, 6/15/2035	250,000	268,747
6.55%, 7/1/2039	150,000	180,691
6.95%, 8/15/2037	260,000	323,915
7.05%, 3/15/2033	150,000	180,934
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042 (d)	100,000	98,127
6.00%, 8/15/2040 (a)	250,000	266,103
Discovery Communications LLC 6.35%, 6/1/2040 (a)	50,000	59,582
Grupo Televisa SA 6.63%, 3/18/2025 (a)	150,000	179,922
NBCUniversal Media LLC 6.40%, 4/30/2040	250,000	296,333
News America, Inc.:
6.15%, 2/15/2041 (a)	70,000	79,367
6.40%, 12/15/2035	525,000	589,764
6.65%, 11/15/2037	140,000	162,083
The Walt Disney Co.:
4.13%, 12/1/2041 (a)	50,000	48,582
4.38%, 8/16/2041	50,000	50,247
7.00%, 3/1/2032	100,000	135,146
Thomson Reuters Corp. 5.85%, 4/15/2040	50,000	54,808
Time Warner Cable, Inc.:
5.50%, 9/1/2041 (a)	250,000	261,344
5.88%, 11/15/2040	150,000	163,811
7.30%, 7/1/2038	305,000	373,653
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	150,000	199,548
Time Warner, Inc.:
6.10%, 7/15/2040	150,000	167,596
6.20%, 3/15/2040	150,000	169,690
7.63%, 4/15/2031	340,000	431,905
7.70%, 5/1/2032	250,000	321,954
Viacom, Inc. 6.88%, 4/30/2036	180,000	225,619

		5,685,784

METALS & MINING — 3.7%
Alcoa, Inc. 6.75%, 1/15/2028	50,000	51,743
ArcelorMittal 6.75%, 3/1/2041	285,000	264,764
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	53,455
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	200,000	214,924
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042	125,000	116,850
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040	100,000	104,168
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	140,586
6.25%, 10/1/2039	90,000	98,903
Nucor Corp.:
4.13%, 9/15/2022	100,000	107,532
6.40%, 12/1/2037 (a)	50,000	63,076
Rio Tinto Alcan, Inc. 6.13%, 12/15/2033 (a)	165,000	188,810
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040	200,000	211,565
Southern Copper Corp. 6.75%, 4/16/2040	275,000	299,064
Teck Resources, Ltd.:
6.13%, 10/1/2035	50,000	54,131
6.25%, 7/15/2041	150,000	161,785
Vale Overseas, Ltd. 6.88%, 11/21/2036	470,000	547,791

		2,679,147

MULTI-UTILITIES — 1.2%
Dominion Resources, Inc. Series E 6.30%, 3/15/2033	150,000	181,889
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	250,000	289,883
6.13%, 4/1/2036	80,000	95,077
6.50%, 9/15/2037	80,000	99,932
SCANA Corp. 4.13%, 2/1/2022	50,000	49,228
Sempra Energy 6.00%, 10/15/2039	125,000	150,067

		866,076

MULTILINE RETAIL — 0.8%
Kohl’s Corp. 6.88%, 12/15/2037	100,000	119,969
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	98,197
6.65%, 7/15/2024	125,000	145,400
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	189,638

		553,204

OIL, GAS & CONSUMABLE FUELS — 12.9%
Anadarko Finance Co. 7.50%, 5/1/2031	150,000	185,274
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	75,000	84,965
6.45%, 9/15/2036 (a)	200,000	230,869
Apache Corp.:
5.10%, 9/1/2040	150,000	163,093
6.00%, 1/15/2037	125,000	150,822
Baker Hughes, Inc. 5.13%, 9/15/2040 (a)	200,000	225,341
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	80,000	97,316
7.20%, 1/15/2032	200,000	254,426

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Cenovus Energy, Inc. 6.75%, 11/15/2039	$100,000	$128,472
Conoco Funding Co. 7.25%, 10/15/2031	65,000	88,125
Conoco, Inc. 6.95%, 4/15/2029	165,000	219,948
ConocoPhillips 6.50%, 2/1/2039	325,000	429,058
Devon Energy Corp.:
5.60%, 7/15/2041	100,000	112,155
7.95%, 4/15/2032	100,000	140,340
Devon Financing Corp. ULC 7.88%, 9/30/2031 (a)	65,000	90,179
Enbridge Energy Partners LP Series B 7.50%, 4/15/2038	100,000	130,109
EnCana Corp.:
6.50%, 2/1/2038	150,000	158,449
6.63%, 8/15/2037	150,000	160,799
Energy Transfer Partners LP:
5.20%, 2/1/2022 (a)	—	—
6.05%, 6/1/2041	75,000	75,560
6.50%, 2/1/2042	130,000	137,138
6.63%, 10/15/2036	50,000	52,369
Enterprise Products Operating LLC:
6.13%, 10/15/2039	350,000	397,399
7.55%, 4/15/2038	115,000	147,524
Hess Corp.:
6.00%, 1/15/2040	50,000	56,684
7.30%, 8/15/2031	165,000	208,270
7.88%, 10/1/2029	100,000	134,053
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	61,506
Kinder Morgan Energy Partners LP:
5.63%, 9/1/2041	100,000	101,152
6.95%, 1/15/2038	100,000	115,355
7.40%, 3/15/2031	300,000	358,833
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	60,271
6.80%, 3/15/2032	150,000	180,742
Marathon Petroleum Corp. 6.50%, 3/1/2041	150,000	162,436
Nexen, Inc. 7.50%, 7/30/2039	265,000	322,383
Noble Energy, Inc. 6.00%, 3/1/2041	50,000	55,586
Noble Holding International, Ltd. 6.05%, 3/1/2041	50,000	54,380
ONEOK Partners LP:
6.13%, 2/1/2041	50,000	55,657
6.85%, 10/15/2037	100,000	120,837
Petro-Canada 6.80%, 5/15/2038 (a)	220,000	278,720
Phillips 66:
4.30%, 4/1/2022 (d)	150,000	154,064
5.88%, 5/1/2042 (d)	150,000	154,945
Plains All American Pipeline LP/PAA Finance Corp.:
3.65%, 6/1/2022	100,000	98,996
5.15%, 6/1/2042	100,000	99,308
6.65%, 1/15/2037	50,000	57,989
Shell International Finance BV:
5.50%, 3/25/2040	150,000	181,784
6.38%, 12/15/2038	190,000	251,693
Southern Natural Gas Co. 8.00%, 3/1/2032	65,000	78,741
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	256,600
Sunoco Logistics Partners Operations LP:
4.65%, 2/15/2022	30,000	31,281
6.10%, 2/15/2042 (a)	50,000	54,413
Talisman Energy, Inc. 6.25%, 2/1/2038	100,000	108,598
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027 (a)	100,000	114,396
Tosco Corp. 8.13%, 2/15/2030	150,000	214,063
TransCanada Pipelines, Ltd.:
6.10%, 6/1/2040 (a)	100,000	124,562
6.20%, 10/15/2037	220,000	271,617
7.63%, 1/15/2039	165,000	232,452
Transocean, Inc. 7.50%, 4/15/2031	155,000	177,430
Valero Energy Corp. 7.50%, 4/15/2032	225,000	264,190
Weatherford International, Ltd. 6.50%, 8/1/2036	125,000	133,855
Williams Cos., Inc. 8.75%, 3/15/2032 (a)	62,000	81,289
Williams Partners LP 6.30%, 4/15/2040 (a)	100,000	116,222

		9,445,083

PAPER & FOREST PRODUCTS — 0.6%
Georgia-Pacific LLC 8.88%, 5/15/2031	200,000	269,208
International Paper Co.:
6.00%, 11/15/2041	100,000	108,113
8.70%, 6/15/2038	50,000	66,933

		444,254

PERSONAL PRODUCTS — 0.3%
The Procter & Gamble Co. 5.55%, 3/5/2037	200,000	247,717

PHARMACEUTICALS — 4.7%
Abbott Laboratories:
5.30%, 5/27/2040 (a)	100,000	115,425
6.00%, 4/1/2039 (a)	250,000	310,783
AstraZeneca PLC 6.45%, 9/15/2037	250,000	324,575
Bristol-Myers Squibb Co. 5.88%, 11/15/2036	124,000	152,942
Eli Lilly & Co. 5.50%, 3/15/2027	165,000	194,316
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	230,000	301,624
Johnson & Johnson:
4.50%, 9/1/2040	150,000	160,674
6.73%, 11/15/2023	250,000	347,835
Merck & Co, Inc.:
5.85%, 6/30/2039 (a)	100,000	127,681
5.95%, 12/1/2028	100,000	126,095
6.50%, 12/1/2033	250,000	336,688

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Pfizer, Inc. 7.20%, 3/15/2039 (a)	$210,000	$302,511
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	121,551
Wyeth 6.50%, 2/1/2034	425,000	553,309

		3,476,009

PIPELINES — 0.2%
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	37,561
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	121,749

		159,310

REAL ESTATE INVESTMENT TRUSTS — 0.2%
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	89,488
Simon Property Group LP 6.75%, 2/1/2040	65,000	79,726

		169,214

ROAD & RAIL — 2.5%
Burlington Northern Santa Fe LLC:
5.40%, 6/1/2041	150,000	161,601
5.75%, 5/1/2040	150,000	168,805
7.95%, 8/15/2030	50,000	66,898
Canadian National Railway Co.:
6.38%, 11/15/2037	100,000	127,532
6.90%, 7/15/2028	95,000	123,122
Canadian Pacific Railway Co. 4.45%, 3/15/2023	100,000	102,011
CSX Corp.:
4.75%, 5/30/2042	115,000	110,800
6.22%, 4/30/2040	120,000	140,044
Norfolk Southern Corp.:
6.00%, 3/15/2105	100,000	111,136
7.25%, 2/15/2031	130,000	172,252
7.80%, 5/15/2027	150,000	204,975
Union Pacific Corp.:
4.16%, 7/15/2022	75,000	80,236
5.78%, 7/15/2040	200,000	233,776

		1,803,188

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Intel Corp. 4.80%, 10/1/2041	164,000	173,804

SOFTWARE — 1.1%
Microsoft Corp. 4.50%, 10/1/2040	300,000	318,767
Oracle Corp.:
5.38%, 7/15/2040	200,000	230,483
6.13%, 7/8/2039	205,000	253,845

		803,095

SPECIALTY RETAIL — 1.2%
Lowe’s Cos., Inc.:
5.80%, 10/15/2036	150,000	172,801
6.65%, 9/15/2037	150,000	190,661
The Home Depot, Inc.:
5.88%, 12/16/2036	265,000	316,105
5.95%, 4/1/2041 (a)	175,000	212,792

		892,359

TOBACCO — 1.0%
Altria Group, Inc. 9.95%, 11/10/2038	315,000	479,626
Lorillard Tobacco Co. 8.13%, 5/1/2040	50,000	60,461
Philip Morris International, Inc.:
4.38%, 11/15/2041	100,000	96,772
6.38%, 5/16/2038 (a)	100,000	125,488

		762,347

WIRELESS TELECOMMUNICATION SERVICES — 7.1%
Alltel Corp. 7.88%, 7/1/2032	100,000	142,927
America Movil SAB de CV:
6.13%, 3/30/2040	200,000	230,554
6.38%, 3/1/2035	100,000	117,945
AT&T Corp. 8.00%, 11/15/2031	219,000	307,602
AT&T, Inc.:
5.35%, 9/1/2040 (a)	870,000	923,467
6.15%, 9/15/2034	400,000	456,066
6.30%, 1/15/2038	165,000	194,680
6.55%, 2/15/2039	250,000	305,020
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	224,419
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	280,000	384,408
9.25%, 6/1/2032 (a)	50,000	73,592
Embarq Corp. 8.00%, 6/1/2036	200,000	205,398
France Telecom SA:
5.38%, 1/13/2042	100,000	105,213
8.50%, 3/1/2031	200,000	283,591
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	129,051
New Cingular Wireless Services, Inc. 8.75%, 3/1/2031	150,000	214,892
Telecom Italia Capital SA:
6.38%, 11/15/2033	150,000	133,125
7.72%, 6/4/2038	150,000	144,750
Telefonica Emisiones SAU 7.05%, 6/20/2036	100,000	97,719
Telefonica Europe BV 8.25%, 9/15/2030	195,000	211,636
Vodafone Group PLC:
6.15%, 2/27/2037	165,000	198,934
6.25%, 11/30/2032	100,000	119,678

		5,204,667

TOTAL CORPORATE BONDS & NOTES —
(Cost $68,826,408)		72,232,645

SPDR Barclays Capital Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	5,299,988	$5,299,988
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	946,202	946,202

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $6,246,190)		6,246,190

TOTAL INVESTMENTS — 107.3% (i)
(Cost $75,072,598)		78,478,835
OTHER ASSETS & LIABILITIES — (7.3)%		(5,330,823)

NET ASSETS — 100.0%		$73,148,012

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.6% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 2.5%
Exelis, Inc. 5.55%, 10/1/2021 (a)	$50,000	$51,988
General Dynamics Corp. 5.25%, 2/1/2014	50,000	54,150
Goodrich Corp. 3.60%, 2/1/2021	50,000	51,800
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	56,237
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,298
4.75%, 7/15/2020	25,000	25,743
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	50,487
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	50,604
Raytheon Co.:
3.13%, 10/15/2020	50,000	50,964
4.88%, 10/15/2040	15,000	15,787
Textron, Inc. 6.20%, 3/15/2015	60,000	65,115
The Boeing Co. 5.88%, 2/15/2040	20,000	25,298
United Technologies Corp. 6.13%, 7/15/2038	25,000	31,247

		555,718

AIR FREIGHT & LOGISTICS — 0.6%
Federal Express Corp. 9.65%, 6/15/2012	50,000	50,866
GATX Corp. 8.75%, 5/15/2014	50,000	56,266
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	27,792

		134,924

AIRLINES — 0.2%
Continental Airlines, Inc. 5.98%, 4/19/2022	46,474	50,308

AUTO COMPONENTS — 0.5%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	52,520
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	53,171

		105,691

AUTOMOBILES — 0.6%
Daimler Finance North America LLC:
6.50%, 11/15/2013	50,000	54,366
8.50%, 1/18/2031	25,000	36,268
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,879

		141,513

BEVERAGES — 1.5%
Anheuser-Busch InBev Worldwide, Inc. 2.50%, 3/26/2013	50,000	50,914
Beam, Inc. 5.88%, 1/15/2036	25,000	24,935
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,124
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	25,000	27,250
Diageo Capital PLC 5.20%, 1/30/2013	25,000	25,957
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	51,733
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	51,045
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	57,646

		340,604

BIOTECHNOLOGY — 1.4%
Amgen, Inc. 6.38%, 6/1/2037	25,000	28,729
Biogen Idec, Inc. 6.88%, 3/1/2018	25,000	30,525
Celgene Corp. 3.95%, 10/15/2020	50,000	50,839
Genentech, Inc. 4.75%, 7/15/2015	35,000	39,047
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,956
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	52,821
Life Technologies Corp. 4.40%, 3/1/2015	50,000	53,301

		309,218

BUILDING MATERIALS — 0.3%
CRH America, Inc. 6.00%, 9/30/2016	50,000	54,409

BUILDING PRODUCTS — 0.1%
Owens Corning 7.00%, 12/1/2036	25,000	26,540

CAPITAL MARKETS — 2.4%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	30,195
BlackRock, Inc. 3.50%, 12/10/2014	60,000	64,161
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	27,108
Jefferies Group, Inc. 3.88%, 11/9/2015	50,000	48,500
Morgan Stanley 6.25%, 8/9/2026	25,000	24,721
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	60,063
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,996
The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	55,000	59,180
5.45%, 5/15/2019	65,000	74,386
The Charles Schwab Corp. 4.95%, 6/1/2014	50,000	54,181
The Goldman Sachs Group, Inc. 5.50%, 11/15/2014	25,000	26,670

		522,161

CHEMICALS — 2.8%
Agrium, Inc. 6.13%, 1/15/2041	25,000	28,657

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Air Products & Chemicals, Inc. 2.00%, 8/2/2016	$15,000	$15,221
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	62,278
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	25,838
FMC Corp. 3.95%, 2/1/2022	50,000	50,939
ICI Wilmington, Inc. 5.63%, 12/1/2013	42,000	44,599
Monsanto Co. 2.75%, 4/15/2016	25,000	26,174
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	56,362
PPG Industries, Inc. 5.75%, 3/15/2013	50,000	52,358
Praxair, Inc. 5.25%, 11/15/2014	50,000	55,298
RPM International, Inc. 6.13%, 10/15/2019	25,000	27,374
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	63,136
The Mosaic Co.:
3.75%, 11/15/2021	25,000	25,259
4.88%, 11/15/2041	25,000	24,728
The Sherwin-Williams Co. 3.13%, 12/15/2014	50,000	52,504

		610,725

COMMERCIAL BANKS — 6.0%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	49,543
American Express Bank FSB 6.00%, 9/13/2017	25,000	29,160
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	89,385
Bank of Montreal 2.13%, 6/28/2013	50,000	50,919
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,878
Barclays Bank PLC 5.13%, 1/8/2020	50,000	52,298
BB&T Corp. 3.20%, 3/15/2016	50,000	52,473
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	49,406
BNP Paribas 5.00%, 1/15/2021	50,000	50,107
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	60,616
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	51,919
Deutsche Bank AG 4.88%, 5/20/2013	50,000	51,872
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	57,018
First Horizon National Corp. 5.38%, 12/15/2015	95,000	100,945
KeyCorp:
5.10%, 3/24/2021	50,000	55,032
6.50%, 5/14/2013	75,000	79,255
Lloyds TSB Bank PLC 4.88%, 1/21/2016	50,000	51,713
PNC Funding Corp. 3.63%, 2/8/2015	20,000	21,208
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,300
SVB Financial Group 5.38%, 9/15/2020	50,000	53,524
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	51,149
US Bancorp 4.20%, 5/15/2014	50,000	53,475
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	57,967
Westpac Banking Corp. 3.00%, 8/4/2015	25,000	25,799
Zions Bancorporation 7.75%, 9/23/2014	25,000	27,250

		1,325,211

COMMERCIAL SERVICES & SUPPLIES — 0.7%
Avery Dennison Corp. 5.38%, 4/15/2020	35,000	35,816
Block Financial LLC 7.88%, 1/15/2013	50,000	52,193
Pitney Bowes, Inc. 4.88%, 8/15/2014	25,000	26,456
Republic Services, Inc. 5.25%, 11/15/2021	20,000	22,718
Waste Management, Inc. 6.38%, 11/15/2012	25,000	25,840

		163,023

COMMUNICATIONS EQUIPMENT — 1.1%
Cisco Systems, Inc. 5.90%, 2/15/2039	25,000	30,137
Harris Corp. 5.00%, 10/1/2015	50,000	54,505
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	52,939
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	57,577
Nokia Oyj 5.38%, 5/15/2019	50,000	49,146

		244,304

COMPUTERS & PERIPHERALS — 0.8%
Dell, Inc. 5.40%, 9/10/2040	25,000	25,947
Hewlett-Packard Co. 4.75%, 6/2/2014	25,000	26,652
International Business Machines Corp. 5.70%, 9/14/2017	50,000	59,952
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	52,185

		164,736

CONSUMER FINANCE — 0.1%
SLM Corp. 5.00%, 4/15/2015	25,000	25,625

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc. 4.50%, 10/15/2021	$50,000	$53,046
Sonoco Products Co. 5.75%, 11/1/2040	40,000	42,041

		95,087

DIVERSIFIED FINANCIAL SERVICES — 4.8%
Allstate Life Global Funding Trusts 5.38%, 4/30/2013	50,000	52,463
Alterra Finance LLC 6.25%, 9/30/2020	50,000	52,801
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	36,389
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,889
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	52,873
Capital One Financial Corp. 6.75%, 9/15/2017	17,000	20,003
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	51,378
5.50%, 10/15/2014	60,000	64,192
CME Group, Inc. 5.40%, 8/1/2013	50,000	52,984
Countrywide Financial Corp. 5.80%, 6/7/2012	50,000	50,395
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	53,194
HSBC Finance Corp. 6.38%, 11/27/2012	25,000	25,827
JPMorgan Chase & Co.:
4.75%, 5/1/2013	25,000	26,025
5.50%, 10/15/2040	25,000	26,910
Lazard Group LLC 6.85%, 6/15/2017	95,000	103,203
Moody’s Corp. 5.50%, 9/1/2020	50,000	52,332
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	51,917
NYSE Euronext 4.80%, 6/28/2013	50,000	52,410
ORIX Corp. 5.00%, 1/12/2016	60,000	62,734
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	31,452
The Western Union Co. 5.25%, 4/1/2020	25,000	27,634
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,480
UBS AG of Stamford, CT 2.25%, 8/12/2013	50,000	50,310

		1,063,795

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
British Telecommunications PLC 5.15%, 1/15/2013	50,000	51,659

ELECTRIC UTILITIES — 4.9%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	28,520
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	64,509
Consolidated Edison Co. of New York 5.38%, 12/15/2015	50,000	57,140
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	54,753
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	30,792
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	27,663
Entergy Louisiana LLC 1.88%, 12/15/2014	15,000	15,134
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	58,483
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	24,576
Georgia Power Co. 5.65%, 3/1/2037	25,000	29,302
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	26,678
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	27,712
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	51,011
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	27,027
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	27,381
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	41,510
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	52,329
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	54,574
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,053
5.50%, 3/1/2040	15,000	18,062
Scottish Power Ltd. 5.38%, 3/15/2015	25,000	26,883
Southern California Edison Co. 3.88%, 6/1/2021	20,000	21,655
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	55,251
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	56,359
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	59,185
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	34,373
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	29,671
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	57,139

		1,077,725

ELECTRICAL EQUIPMENT — 0.5%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	54,841
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	58,313

		113,154

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilent Technologies, Inc. 6.50%, 11/1/2017	$50,000	$59,940
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,828
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,733
Corning, Inc. 5.75%, 8/15/2040	30,000	32,692

		201,193

ENERGY EQUIPMENT & SERVICES — 0.6%
Cameron International Corp. 5.95%, 6/1/2041	25,000	28,227
Halliburton Co. 6.70%, 9/15/2038	25,000	32,322
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	64,369

		124,918

FOOD & STAPLES RETAILING — 1.3%
Costco Wholesale Corp. 5.50%, 3/15/2017	25,000	29,764
CVS Caremark Corp. 6.13%, 8/15/2016	20,000	23,441
Safeway, Inc. 6.25%, 3/15/2014	50,000	54,828
Sysco Corp. 6.63%, 3/17/2039	25,000	34,250
Target Corp. 7.00%, 1/15/2038	25,000	34,029
The Kroger Co. 6.15%, 1/15/2020	50,000	60,599
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	25,456
Walgreen Co. 4.88%, 8/1/2013	25,000	26,432

		288,799

FOOD PRODUCTS — 3.1%
Archer-Daniels-Midland Co. 5.77%, 3/1/2041	25,000	30,110
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,982
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,316
ConAgra Foods, Inc. 7.00%, 4/15/2019	50,000	59,566
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	51,631
Delhaize Group SA 5.70%, 10/1/2040	25,000	23,042
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,811
HJ Heinz Finance Co. 6.75%, 3/15/2032	27,000	33,334
Kellogg Co. 4.15%, 11/15/2019	50,000	53,473
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	41,959
Ralcorp Holdings, Inc. 6.63%, 8/15/2039	25,000	24,626
Sara Lee Corp. 2.75%, 9/15/2015	50,000	51,490
The Hershey Co. 4.13%, 12/1/2020	50,000	54,588
Tyson Foods, Inc. 10.50%, 3/1/2014	50,000	57,472
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,592

		672,992

GAS UTILITIES — 0.8%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	56,267
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	58,551
National Grid PLC 6.30%, 8/1/2016	25,000	28,771
Southern California Gas Co. 5.45%, 4/15/2018	35,000	41,408

		184,997

HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	31,957
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	25,626
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	44,317
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	27,852
CareFusion Corp. 6.38%, 8/1/2019	50,000	58,279
Covidien International Finance SA 4.20%, 6/15/2020	50,000	54,643
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	51,365
Medtronic, Inc. 3.00%, 3/15/2015	25,000	26,561
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	35,705
Stryker Corp. 2.00%, 9/30/2016	50,000	51,202
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	28,636

		436,143

HEALTH CARE PROVIDERS & SERVICES — 2.2%
Aetna, Inc. 3.95%, 9/1/2020	50,000	52,488
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	56,095
Cardinal Health, Inc. 5.80%, 10/15/2016	50,000	57,744
Cigna Corp. 8.50%, 5/1/2019	50,000	64,765
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,910
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	20,648

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Humana, Inc. 8.15%, 6/15/2038	$25,000	$32,273
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	37,454
McKesson Corp. 4.75%, 3/1/2021	50,000	56,356
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,783
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	53,120

		481,636

HOTELS, RESTAURANTS & LEISURE — 1.0%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	28,147
International Game Technology 5.50%, 6/15/2020	35,000	36,840
Marriott International, Inc. 6.38%, 6/15/2017	50,000	58,085
McDonald’s Corp. 5.35%, 3/1/2018	20,000	23,886
Starbucks Corp. 6.25%, 8/15/2017	35,000	41,277
Yum! Brands, Inc. 3.88%, 11/1/2020	25,000	25,561

		213,796

HOUSEHOLD DURABLES — 0.5%
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	52,400
Whirlpool Corp. 8.00%, 5/1/2012	50,000	50,254

		102,654

HOUSEHOLD PRODUCTS — 0.9%
Church & Dwight Co., Inc. 3.35%, 12/15/2015	25,000	26,239
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,870
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	52,192
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	30,675
The Clorox Co. 3.80%, 11/15/2021	50,000	50,446

		186,422

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.3%
TransAlta Corp. 6.65%, 5/15/2018	50,000	57,346

INDUSTRIAL CONGLOMERATES — 1.0%
3M Co. 1.38%, 9/29/2016	50,000	50,281
Cooper US, Inc. 2.38%, 1/15/2016	50,000	50,963
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	30,741
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	53,524
Tyco International Finance SA 8.50%, 1/15/2019	25,000	32,025

		217,534

INSURANCE — 9.0%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	51,933
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	36,911
Aflac, Inc. 6.45%, 8/15/2040	50,000	55,506
Alleghany Corp. 5.63%, 9/15/2020	50,000	52,418
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	28,399
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	37,375
American International Group, Inc.:
5.05%, 10/1/2015	50,000	52,945
5.45%, 5/18/2017	35,000	37,590
6.40%, 12/15/2020	20,000	22,651
AON Corp. 3.13%, 5/27/2016	35,000	36,073
Assurant, Inc. 6.75%, 2/15/2034	50,000	52,374
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,514
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	51,742
CNA Financial Corp. 5.75%, 8/15/2021	25,000	26,796
Delphi Financial Group, Inc. 7.88%, 1/31/2020	25,000	28,702
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	50,874
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	31,733
Genworth Financial, Inc. 6.52%, 5/22/2018	25,000	25,687
Hartford Financial Services Group, Inc. 6.30%, 3/15/2018	50,000	54,803
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	55,347
Lincoln National Corp. 6.25%, 2/15/2020	25,000	28,460
Loews Corp. 6.00%, 2/1/2035	25,000	27,144
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	124,039
Markel Corp. 7.13%, 9/30/2019	50,000	57,016
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	27,159
5.75%, 9/15/2015	24,000	26,900
MetLife, Inc. 6.82%, 8/15/2018	25,000	30,503
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	51,593
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	63,484
Protective Life Corp. 7.38%, 10/15/2019	50,000	55,660

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Prudential Financial, Inc. 4.50%, 7/15/2013	$50,000	$51,915
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	55,824
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	55,836
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	53,053
The Progressive Corp. 3.75%, 8/23/2021	50,000	52,971
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	55,773
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	30,678
Unitrin, Inc. 6.00%, 5/15/2017	50,000	52,241
Unum Group 7.13%, 9/30/2016	50,000	57,379
Validus Holdings Ltd. 8.88%, 1/26/2040	25,000	26,848
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	50,028
Willis North America, Inc. 7.00%, 9/29/2019	50,000	56,792
XL Group PLC 6.38%, 11/15/2024	50,000	53,852

		1,988,521

INTERNET & CATALOG RETAIL — 0.2%
Expedia, Inc. 5.95%, 8/15/2020	35,000	36,138

IT SERVICES — 0.5%
Computer Sciences Corp., Series W 5.50%, 3/15/2013	25,000	25,948
Fiserv, Inc. 3.13%, 6/15/2016	35,000	35,803
SAIC, Inc. 4.45%, 12/1/2020	50,000	52,437

		114,188

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Mattel, Inc. 6.20%, 10/1/2040	10,000	10,857

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	25,724

MACHINERY — 2.9%
Cummins, Inc. 7.13%, 3/1/2028	25,000	31,433
Danaher Corp. 5.40%, 3/1/2019	50,000	58,918
Deere & Co. 5.38%, 10/16/2029	25,000	29,848
Dover Corp. 5.38%, 3/1/2041	35,000	41,199
Eaton Corp. 6.95%, 3/20/2019	50,000	61,916
Harsco Corp. 2.70%, 10/15/2015	50,000	51,352
IDEX Corp. 4.50%, 12/15/2020	50,000	51,937
Illinois Tool Works, Inc. 4.88%, 9/15/2041 (a)	25,000	26,757
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	42,257
Joy Global, Inc. 5.13%, 10/15/2021	20,000	21,411
Parker Hannifin Corp. 6.25%, 5/15/2038	25,000	31,255
Pentair, Inc. 5.00%, 5/15/2021	50,000	51,404
Snap-On, Inc. 6.13%, 9/1/2021	25,000	29,416
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	37,187
Timken Co. 6.00%, 9/15/2014	50,000	53,689
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	28,703

		648,682

MEDIA — 3.0%
CBS Corp. 7.88%, 7/30/2030	25,000	31,817
Comcast Cable Communications LLC 7.13%, 6/15/2013	25,000	26,866
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.20%, 3/15/2020	25,000	27,566
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. 6.38%, 3/1/2041	25,000	27,972
Discovery Communications LLC 5.63%, 8/15/2019	35,000	40,487
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	66,564
NBCUniversal Media LLC 5.15%, 4/30/2020	25,000	28,183
News America, Inc. 6.20%, 12/15/2034	50,000	55,230
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	58,013
The Mcgraw-Hill Cos, Inc. 6.55%, 11/15/2037	25,000	26,633
The Walt Disney Co. 2.75%, 8/16/2021	25,000	24,798
Time Warner Cable, Inc. 5.40%, 7/2/2012	50,000	50,571
Time Warner, Inc. 4.70%, 1/15/2021	50,000	54,667
Viacom, Inc. 4.25%, 9/15/2015	25,000	27,257
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	54,018
WPP Finance UK 8.00%, 9/15/2014	50,000	57,236

		657,878

METALS & MINING — 3.3%
Alcoa, Inc. 5.40%, 4/15/2021	25,000	25,672
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	62,970

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

AngloGold Ashanti Holdings PLC 5.38%, 4/15/2020	$50,000	$50,835
ArcelorMittal 5.50%, 3/1/2021	50,000	48,901
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	60,761
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	43,309
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	51,339
Kinross Gold Corp. 5.13%, 9/1/2021 (a)	50,000	50,580
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	26,233
Nucor Corp. 6.40%, 12/1/2037	25,000	31,538
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	57,874
Southern Copper Corp. 7.50%, 7/27/2035	25,000	29,585
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	29,495
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	40,271
6.88%, 11/10/2039	25,000	29,275
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	54,579
6.20%, 6/15/2035	25,000	25,859

		719,076

MULTI-UTILITIES — 2.0%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	40,771
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	35,000	37,375
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	58,158
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	50,725
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	59,423
NSTAR 4.50%, 11/15/2019	25,000	26,974
Sempra Energy 6.00%, 10/15/2039	25,000	30,013
United Utilities PLC 6.88%, 8/15/2028	50,000	55,941
Veolia Environnement SA 6.75%, 6/1/2038	25,000	26,784
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	55,823

		441,987

MULTILINE RETAIL — 0.6%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	29,993
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	25,113
6.70%, 7/15/2034	25,000	28,492
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	53,825

		137,423

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 4.50%, 5/15/2021	45,000	46,120

OIL, GAS & CONSUMABLE FUELS — 9.1%
Alberta Energy Co. Ltd. 7.38%, 11/1/2031	45,000	51,532
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	28,699
Apache Corp. 6.00%, 9/15/2013	25,000	26,921
Baker Hughes, Inc. 3.20%, 8/15/2021 (a)	50,000	50,530
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,799
Canadian Natural Resources, Ltd. 5.15%, 2/1/2013	25,000	25,916
Cenovus Energy, Inc. 6.75%, 11/15/2039	25,000	32,118
Chevron Corp. 4.95%, 3/3/2019	35,000	41,349
ConocoPhillips 4.60%, 1/15/2015	50,000	55,075
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	50,987
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	34,684
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	57,328
Enbridge, Inc. 5.60%, 4/1/2017	50,000	57,051
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	30,674
Eni USA, Inc. 7.30%, 11/15/2027	35,000	43,114
Ensco PLC 4.70%, 3/15/2021	50,000	53,787
Enterprise Products Operating LLC, Series G 5.60%, 10/15/2014	35,000	38,574
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	54,775
EQT Corp. 6.50%, 4/1/2018	50,000	57,194
Hess Corp. 7.88%, 10/1/2029	25,000	33,513
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	27,356
Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	35,000	38,625
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	58,096
Marathon Oil Corp. 6.80%, 3/15/2032	35,000	42,173
Nexen, Inc. 6.40%, 5/15/2037	30,000	32,849
Noble Energy, Inc. 8.25%, 3/1/2019	25,000	31,332

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Noble Holding International, Ltd. 4.63%, 3/1/2021	$50,000	$53,021
NuStar Logistics LP 4.80%, 9/1/2020	25,000	25,575
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	54,456
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,297
6.13%, 2/1/2041	65,000	72,354
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,526
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	28,266
Petro-Canada 6.05%, 5/15/2018	25,000	29,780
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	56,992
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	41,778
Shell International Finance BV 4.30%, 9/22/2019	25,000	28,199
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	30,285
Spectra Energy Capital LLC 8.00%, 10/1/2019	50,000	63,151
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	15,641
Talisman Energy, Inc. 5.85%, 2/1/2037	25,000	25,780
Total Capital SA 4.25%, 12/15/2021	25,000	26,491
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	30,866
Transocean, Inc. 6.50%, 11/15/2020	50,000	55,871
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	27,378
9.38%, 3/15/2019	35,000	45,780
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	57,505
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	61,563

		1,998,606

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co. 9.38%, 5/15/2019	50,000	65,714

PERSONAL PRODUCTS — 0.6%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	25,630
The Estee Lauder Cos, Inc. 6.00%, 5/15/2037	50,000	60,574
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,589

		137,793

PHARMACEUTICALS — 2.3%
Abbott Laboratories 5.13%, 4/1/2019	25,000	29,333
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	26,136
AstraZeneca PLC 5.90%, 9/15/2017	25,000	29,993
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	31,996
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	58,293
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	28,823
Hospira, Inc. 6.05%, 3/30/2017	50,000	55,809
Johnson & Johnson 5.85%, 7/15/2038	25,000	32,262
Medco Health Solutions, Inc. 6.13%, 3/15/2013	50,000	52,388
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	55,108
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,503
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	25,000	30,388
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	28,076
Wyeth 5.50%, 2/1/2014	25,000	27,236

		512,344

PIPELINES — 0.4%
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	31,343
Spectra Energy Partners LP 4.60%, 6/15/2021	60,000	61,917

		93,260

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,510

REAL ESTATE INVESTMENT TRUSTS — 6.5%
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	57,298
BioMed Realty LP 3.85%, 4/15/2016	50,000	50,850
Boston Properties LP 4.13%, 5/15/2021	50,000	51,754
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	50,792
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	54,522
Camden Property Trust 4.63%, 6/15/2021	25,000	25,197
CommonWealth REIT 6.25%, 8/15/2016	50,000	52,900
Duke Realty LP 6.75%, 3/15/2020	25,000	28,783
ERP Operating LP 5.25%, 9/15/2014	50,000	53,767
HCP, Inc. 5.65%, 12/15/2013	50,000	53,012
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	55,066
Highwoods Realty LP 5.85%, 3/15/2017	30,000	31,379

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Hospitality Properties Trust 6.75%, 2/15/2013	$50,000	$50,688
Kilroy Realty LP 5.00%, 11/3/2015	50,000	53,543
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	51,702
Liberty Property LP:
4.75%, 10/1/2020	70,000	71,380
6.63%, 10/1/2017	25,000	29,087
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	60,731
ProLogis LP 4.50%, 8/15/2017	40,000	41,257
Realty Income Corp. 6.75%, 8/15/2019	50,000	57,773
Regency Centers LP 5.25%, 8/1/2015	50,000	52,880
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	49,659
Simon Property Group LP 6.13%, 5/30/2018	50,000	58,898
Tanger Properties LP 6.15%, 11/15/2015	60,000	64,925
UDR, Inc. 5.25%, 1/15/2015	50,000	53,393
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,323
4.75%, 6/1/2021	25,000	25,335
Vornado Realty LP 4.25%, 4/1/2015	85,000	88,804
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	51,615

		1,442,313

ROAD & RAIL — 1.6%
Canadian National Railway Co. 6.20%, 6/1/2036	25,000	31,030
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	51,006
Con-way, Inc. 7.25%, 1/15/2018	25,000	28,405
CSX Corp. 3.70%, 10/30/2020	50,000	51,305
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,096
Norfolk Southern Corp.:
3.25%, 12/1/2021	25,000	25,085
7.25%, 2/15/2031	25,000	33,125
Ryder System, Inc. 3.15%, 3/2/2015	50,000	51,327
Union Pacific Corp. 5.13%, 2/15/2014	25,000	26,914

		349,293

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	52,435
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	34,171
Intel Corp. 4.80%, 10/1/2041	35,000	37,092
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	35,552
Maxim Integrated Products, Inc. 3.45%, 6/14/2013	60,000	61,799
National Semiconductor Corp. 6.15%, 6/15/2012	47,000	47,501

		268,550

SOFTWARE — 0.7%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	26,276
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,404
Oracle Corp. 6.13%, 7/8/2039	25,000	30,957
Symantec Corp. 2.75%, 9/15/2015	50,000	51,236

		159,873

SPECIALTY RETAIL — 1.4%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	56,106
AutoZone, Inc. 5.75%, 1/15/2015	21,000	23,182
Best Buy Co., Inc. 3.75%, 3/15/2016	30,000	30,004
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	52,805
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	26,384
Staples, Inc. 9.75%, 1/15/2014	35,000	39,750
The Gap, Inc. 5.95%, 4/12/2021	50,000	50,625
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	28,308

		307,164

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	25,000	30,221

THRIFTS & MORTGAGE FINANCE — 0.3%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	65,721

TOBACCO — 0.6%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	33,626
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	25,922
Philip Morris International, Inc. 6.38%, 5/16/2038	25,000	31,372
Reynolds American, Inc. 7.75%, 6/1/2018	25,000	31,087

		122,007

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
American Tower Corp. 4.50%, 1/15/2018	50,000	51,680
AT&T, Inc. 2.50%, 8/15/2015	50,000	52,098

SPDR Barclays Capital Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	$25,000	$34,255
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	27,458
Embarq Corp. 7.08%, 6/1/2016	50,000	56,171
France Telecom SA 4.38%, 7/8/2014	50,000	53,326
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	45,168
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	55,002
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	53,000
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	49,461
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	58,955
Vodafone Group PLC 6.15%, 2/27/2037	25,000	30,141

		566,715

TOTAL CORPORATE BONDS & NOTES —
(Cost $20,810,899)		21,342,238

	Shares
SHORT TERM INVESTMENT — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c)(d) (Cost $444,007)	444,007	444,007

TOTAL INVESTMENTS — 98.8% (e)
(Cost $21,254,906)		21,786,245
OTHER ASSETS & LIABILITIES — 1.2%		275,466

NET ASSETS — 100.0%		$22,061,711

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 72.4%
AEROSPACE & DEFENSE — 0.6%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$5,474,000	$5,358,937

AUTOMOBILES — 2.0%
Ford Motor Co. 4.25%, 11/15/2016	7,763,000	12,298,921
Navistar International Corp. 3.00%, 10/15/2014	4,522,000	4,957,242

		17,256,163

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013	4,544,000	4,759,022

BIOTECHNOLOGY — 7.9%
Amgen, Inc. 0.38%, 2/1/2013	20,383,000	20,843,452
Amylin Pharmaceuticals, Inc. 3.00%, 6/15/2014 (a)	4,320,000	4,286,555
Dendreon Corp. 2.88%, 1/15/2016	4,870,000	3,918,402
Gilead Sciences, Inc.:
0.63%, 5/1/2013	4,947,000	6,473,149
1.00%, 5/1/2014	10,488,000	12,823,992
1.63%, 5/1/2016	10,432,000	13,382,796
Illumina, Inc. 0.25%, 3/15/2016 (b)	7,000,000	6,703,809

		68,432,155

BUILDING PRODUCTS — 1.8%
Cemex SAB de CV:
3.25%, 3/15/2016	6,587,000	6,156,210
3.75%, 3/15/2018	4,788,000	4,484,441
4.88%, 3/15/2015 (a)	5,180,000	4,892,510

		15,533,161

CAPITAL MARKETS — 0.4%
Ares Capital Corp. 5.75%, 2/1/2016 (b)	3,657,000	3,822,296

COMMUNICATIONS EQUIPMENT — 1.2%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	7,248,000	7,164,894
Ciena Corp. 0.88%, 6/15/2017	3,800,000	3,344,019

		10,508,913

COMPUTERS & PERIPHERALS — 6.3%
EMC Corp. 1.75%, 12/1/2013	13,000,000	24,397,880
NetApp, Inc. 1.75%, 6/1/2013	9,899,000	14,416,211
SanDisk Corp.:
1.00%, 5/15/2013	7,358,000	7,371,171
1.50%, 8/15/2017	7,194,000	8,489,999

		54,675,261

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	4,903,000	4,806,656

ELECTRICAL EQUIPMENT — 0.4%
Suntech Power Holdings Co., Ltd. 3.00%, 3/15/2013 (a)	4,370,000	3,474,849

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	9,517,000	9,722,567

HEALTH CARE EQUIPMENT & SUPPLIES — 3.3%
Hologic, Inc.:
2.00%, 12/15/2037 (a)(c)	9,631,000	9,575,410
2.00%, 3/1/2042 (c)	1,000,000	1,004,780
Medtronic, Inc. 1.63%, 4/15/2013	18,087,000	18,198,416

		28,778,606

HEALTH CARE PROVIDERS & SERVICES — 1.2%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014	4,735,000	4,955,509
Omnicare, Inc. 3.75%, 12/15/2025 (a)	3,768,000	5,468,159

		10,423,668

HOTELS, RESTAURANTS & LEISURE — 2.0%
International Game Technology 3.25%, 5/1/2014	6,524,000	7,387,190
MGM Resorts International 4.25%, 4/15/2015	9,664,000	10,287,328

		17,674,518

HOUSEHOLD DURABLES — 0.6%
D.R. Horton, Inc. 2.00%, 5/15/2014	3,819,000	4,977,112

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	4,411,000	4,345,938

INTERNET & CATALOG RETAIL — 2.1%
priceline.com, Inc.:
1.00%, 3/15/2018 (b)	7,000,000	7,423,710
1.25%, 3/15/2015 (b)	4,420,000	10,574,452

		17,998,162

INTERNET SOFTWARE & SERVICES — 1.3%
VeriSign, Inc. 3.25%, 8/15/2037	8,948,000	11,466,862

IT SERVICES — 1.3%
Alliance Data Systems Corp. 1.75%, 8/1/2013	6,926,000	11,268,186

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	52,632	6,404,262

MARINE — 0.5%
DryShips, Inc. 5.00%, 12/1/2014	5,476,000	4,639,996

MEDIA — 3.3%
Liberty Media LLC 3.13%, 3/30/2023	8,690,000	10,464,498
Virgin Media, Inc. 6.50%, 11/15/2016	7,736,000	11,968,752
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	4,365,000	6,419,431

		28,852,681

METALS & MINING — 5.9%
Alcoa, Inc. 5.25%, 3/15/2014	4,520,000	7,533,484

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	$5,124,000	$5,498,001
ArcelorMittal 5.00%, 5/15/2014 (a)	6,431,000	6,954,483
Goldcorp, Inc. 2.00%, 8/1/2014 (a)	6,937,000	8,389,192
Newmont Mining Corp.:
1.25%, 7/15/2014	4,373,000	5,506,919
1.63%, 7/15/2017	4,271,000	5,610,855
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	3,400,000	3,203,650
United States Steel Corp. 4.00%, 5/15/2014	6,982,000	8,256,355

		50,952,939

OIL, GAS & CONSUMABLE FUELS — 5.0%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	19,173,000	17,673,671
Massey Energy Co. 3.25%, 8/1/2015 (a)	5,352,000	4,837,491
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	5,673,000	5,384,244
Transocean, Inc. Series C 1.50%, 12/15/2037	13,981,000	13,939,700
USEC, Inc. 3.00%, 10/1/2014	3,825,000	1,909,100

		43,744,206

PHARMACEUTICALS — 1.7%
Mylan, Inc. 3.75%, 9/15/2015	4,380,000	8,191,783
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019 (b)	3,000,000	3,133,500
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026 (a)	3,500,000	3,874,395

		15,199,678

REAL ESTATE INVESTMENT TRUSTS — 2.6%
Annaly Capital Management, Inc. 4.00%, 2/15/2015	4,551,000	5,314,613
Boston Properties LP 3.63%, 2/15/2014 (b)	5,827,000	6,363,550
iStar Financial, Inc. 0.97%, 10/1/2012 (d)	6,000,000	5,865,000
ProLogis 2.25%, 4/1/2037	4,750,000	4,773,655

		22,316,818

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.2%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	4,874,000	5,066,864
Intel Corp.:
2.95%, 12/15/2035	12,094,000	13,909,551
3.25%, 8/1/2039	16,020,000	22,525,402
Linear Technology Corp. Series A 3.00%, 5/1/2027	6,430,000	6,870,455
Microchip Technology, Inc. 2.13%, 12/15/2037	9,060,000	12,448,259
Micron Technology, Inc. 1.88%, 6/1/2014	6,823,000	6,971,810
Novellus Systems, Inc. 2.63%, 5/15/2041 (b)	5,450,000	7,596,210
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	4,490,000	6,070,480
3.13%, 3/15/2037	5,773,000	7,356,880

		88,815,911

SOFTWARE — 4.4%
Electronic Arts, Inc. 0.75%, 7/15/2016 (a)(b)	5,000,000	4,590,250
Microsoft Corp. Zero Coupon, 6/15/2013 (a)(b)(e)	9,543,000	10,424,105
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)(b)	5,700,000	6,460,950
Salesforce.com, Inc. 0.75%, 1/15/2015	4,464,000	8,367,143
Symantec Corp. 1.00%, 6/15/2013 (a)	7,502,000	8,406,741

		38,249,189

WIRELESS TELECOMMUNICATION SERVICES — 3.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a)(b)	6,523,000	5,025,319
NII Holdings, Inc. 3.13%, 6/15/2012	7,795,000	7,824,543
SBA Communications Corp.:
1.88%, 5/1/2013	4,139,000	5,207,897
4.00%, 10/1/2014	4,587,000	8,048,121

		26,105,880

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $616,308,105)		630,564,592

	Shares
CONVERTIBLE PREFERRED STOCKS — 26.2%
AUTO COMPONENTS — 0.4%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014	84,500	3,500,835

AUTOMOBILES — 3.9%
General Motors Co. 4.75%, 12/1/2013 (a)	814,727	34,096,325

COMMERCIAL BANKS — 4.2%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	32,943	36,787,448

DIVERSIFIED FINANCIAL SERVICES — 6.3%
Bank of America Corp. Series L 7.25%, 12/31/2049	27,258	26,682,856
Citigroup, Inc. 7.50%, 12/15/2012	270,471	28,001,863

		54,684,719

ELECTRIC UTILITIES — 2.6%
AES Trust III 6.75%, 10/15/2029 (a)	83,478	4,164,717
PPL Corp.:
9.50%, 7/1/2013	187,474	10,159,216
8.75%, 5/1/2014	157,000	8,438,750

		22,762,683

SPDR Barclays Capital Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 0.5%
Bunge, Ltd. 4.88%, 12/31/2049 (a)	49,500	$4,954,158

HEALTH CARE EQUIPMENT & SUPPLIES — 0.4%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	14,961	3,605,601

INSURANCE — 3.9%
Hartford Financial Services Group, Inc. 7.25%, 4/1/2013 (a)	192,200	4,118,846
MetLife, Inc. 5.00%, 9/11/2013	318,800	22,545,536
Vale Capital II 6.75%, 6/15/2012	105,266	7,492,834

		34,157,216

METALS & MINING — 0.6%
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013 (a)	118,112	5,085,903

OIL, GAS & CONSUMABLE FUELS — 1.6%
Apache Corp. 6.00%, 8/1/2013 (a)	200,000	11,108,000
CenterPoint Energy, Inc. 0.47%, 9/15/2029 (d)	70,921	2,634,098

		13,742,098

REAL ESTATE INVESTMENT TRUST — 0.7%
Health Care REIT, Inc. Series I 3.00%, 12/31/2049	118,145	6,176,621

THRIFTS & MORTGAGE FINANCE — 0.5%
Sovereign Capital Trust IV 4.38%, 3/1/2034 (a)	87,300	4,365,000

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017	6,105	4,960,312

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $242,991,925) (f)		228,878,919

COMMON STOCKS — 0.5%
AUTO COMPONENTS — 0.5%
Dana Holding Corp. (a)	296,500	4,595,750

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(e)	100,000	29,450

TOTAL COMMON STOCKS —
(Cost $5,394,421) (f)		4,625,200

SHORT TERM INVESTMENTS — 9.0%
MONEY MARKET FUNDS — 9.0%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	76,094,934	76,094,934
State Street Institutional Liquid Reserves Fund 0.23% (i)(j)	2,091,729	2,091,729

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $78,186,663)		78,186,663

TOTAL INVESTMENTS — 108.1% (k)
(Cost $942,881,114)		942,255,374
OTHER ASSETS & LIABILITIES — (8.1)%		(70,942,226)

NET ASSETS — 100.0%		$871,313,148

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 10.2% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2012. Maturity date disclosed is the ultimate maturity.
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Non-income producing security.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Capital Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.4%
Fannie Mae
3.50%, 15yr TBA	$1,500,000	$1,573,828
3.50%, 30yr TBA	500,000	513,594
4.00%, 15yr TBA	500,000	530,000
4.00%, 30yr TBA	3,000,000	3,145,781
4.50%, 15yr TBA	500,000	536,016
4.50%, 30yr TBA	2,500,000	2,659,375
5.00%, 15yr TBA	850,000	919,062
5.00%, 30yr TBA	1,850,000	1,998,578
5.50%, 15yr TBA	500,000	545,000
5.50%, 30yr TBA	2,500,000	2,724,219
6.00%, 30yr TBA	1,000,000	1,102,031
6.50%, 30yr TBA	500,000	559,219
Freddie Mac
4.00%, 15yr TBA	750,000	792,422
4.50%, 15yr TBA	400,000	427,062
4.50%, 30yr TBA	2,250,000	2,386,055
5.00%, 30yr TBA	1,750,000	1,884,805
5.50%, 30yr TBA	1,000,000	1,087,187
6.00%, 30yr TBA	1,250,000	1,378,320
6.50%, 30yr TBA	400,000	447,000
Ginnie Mae
4.00%, 30yr TBA	96,630	103,862
4.00%, 30yr TBA	1,250,000	1,341,797
4.50%, 30yr TBA	2,500,000	2,720,508
5.00%, 30yr TBA	1,550,000	1,712,266
5.50%, 30yr TBA	750,000	837,656
6.00%, 30yr TBA	550,000	621,070
6.50%, 30yr TBA	250,000	288,047

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $32,815,654)		32,834,760

	Shares
SHORT TERM INVESTMENT — 99.6%
MONEY MARKET FUND — 99.6%
State Street Institutional Liquid Reserves Fund 0.23% (a)(b)(c)(d) (Cost $32,873,849)	32,873,849	32,873,849

TOTAL INVESTMENTS — 199.0% (e)
(Cost $65,689,503)		65,708,609
OTHER ASSETS & LIABILITIES — (99.0)%		(32,688,214)

NET ASSETS — 100.0%		$33,020,395

(a)	Security, or a portion of the security has been designated as collateral for TBA securities.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 22.6%
AEROSPACE & DEFENSE — 0.4%
General Dynamics Corp. 5.25%, 2/1/2014	$220,000	$238,258
Honeywell International, Inc. 4.25%, 3/1/2021 (a)	50,000	56,237
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	105,191
Lockheed Martin Corp. 3.35%, 9/15/2021	100,000	99,849
Raytheon Co. 1.40%, 12/15/2014	100,000	101,774
The Boeing Co. 6.13%, 2/15/2033	165,000	206,341
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	68,368
5.70%, 4/15/2040	60,000	72,003
6.05%, 6/1/2036	100,000	122,775

		1,070,796

AIR FREIGHT & LOGISTICS — 0.1%
United Parcel Service, Inc.:
3.88%, 4/1/2014	100,000	106,426
6.20%, 1/15/2038	100,000	130,462

		236,888

AIRLINES — 0.1%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	100,000	99,125
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 5/13/2019	95,322	100,803

		199,928

AUTO COMPONENTS — 0.0% (b)
Johnson Controls, Inc. 4.25%, 3/1/2021	60,000	63,805

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 6.50%, 11/15/2013	100,000	108,731

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 1/15/2020	335,000	393,220
Bottling Group LLC 6.95%, 3/15/2014 (a)	200,000	223,458
Diageo Capital PLC 5.75%, 10/23/2017	250,000	299,165
PepsiCo, Inc.:
2.75%, 3/5/2022	100,000	97,962
4.50%, 1/15/2020	100,000	112,425
The Coca-Cola Co.:
0.75%, 11/15/2013	100,000	100,506
1.50%, 11/15/2015	100,000	102,112
3.15%, 11/15/2020	70,000	72,853

		1,401,701

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	100,000	102,819
4.10%, 6/15/2021	100,000	103,653
4.50%, 3/15/2020 (a)	50,000	54,100
5.15%, 11/15/2041	74,000	74,054
5.75%, 3/15/2040	55,000	59,220
Life Technologies Corp. 6.00%, 3/1/2020	100,000	114,779

		508,625

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	108,818

CAPITAL MARKETS — 0.9%
BlackRock, Inc. 3.50%, 12/10/2014	200,000	213,871
Jefferies Group, Inc. 5.13%, 4/13/2018	100,000	96,500
Morgan Stanley:
5.75%, 1/25/2021	150,000	146,260
6.00%, 5/13/2014	560,000	586,122
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	234,543
The Bank of New York Mellon Corp.:
3.55%, 9/23/2021	100,000	102,277
4.30%, 5/15/2014 (a)	100,000	107,599
The Goldman Sachs Group, Inc.:
4.75%, 7/15/2013	200,000	206,864
5.35%, 1/15/2016	555,000	590,176
5.95%, 1/15/2027	595,000	588,109

		2,872,321

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co. 5.25%, 12/15/2016	255,000	297,072
Ecolab, Inc. 4.35%, 12/8/2021	100,000	105,508
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	119,602
PPG Industries, Inc. 6.65%, 3/15/2018	100,000	120,399
Praxair, Inc. 2.13%, 6/14/2013 (a)	100,000	101,599
The Dow Chemical Co. 8.55%, 5/15/2019	330,000	432,560

		1,176,740

COMMERCIAL BANKS — 4.3%
African Development Bank 1.25%, 9/2/2016 (a)	100,000	100,753
Asian Development Bank:
2.50%, 3/15/2016	200,000	212,470
2.75%, 5/21/2014	205,000	215,098
Bank of Nova Scotia:
2.38%, 12/17/2013 (a)	100,000	102,781
2.90%, 3/29/2016 (a)	100,000	104,237
Barclays Bank PLC:
3.90%, 4/7/2015 (a)	150,000	156,172
5.13%, 1/8/2020	100,000	104,596
BB&T Corp.:
2.05%, 4/28/2014	100,000	102,075
3.95%, 4/29/2016 (a)	100,000	108,227
BNP Paribas 5.00%, 1/15/2021	100,000	100,214

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 4.50%, 1/11/2021	$100,000	$101,673
Corp. Andina de Fomento 3.75%, 1/15/2016 (a)	100,000	104,136
Council Of Europe Development Bank 1.25%, 9/22/2016 (a)	100,000	98,744
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	350,000	362,521
5.50%, 5/1/2014	300,000	322,679
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	282,615
European Bank for Reconstruction & Development 2.50%, 3/15/2016 (a)	200,000	212,149
European Investment Bank:
2.38%, 3/14/2014 (a)	545,000	562,886
2.50%, 5/16/2016 (a)	450,000	470,598
2.75%, 3/23/2015	300,000	316,168
3.25%, 5/15/2013 (a)	200,000	206,046
4.00%, 2/16/2021	150,000	166,045
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	209,779
5.88%, 1/14/2015	205,000	223,916
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	104,828
HSBC Bank USA NA 4.63%, 4/1/2014 (a)	220,000	230,663
HSBC Finance Corp. 5.25%, 1/15/2014 (a)	200,000	210,685
HSBC Holdings PLC:
6.50%, 9/15/2037	100,000	111,474
6.80%, 6/1/2038	100,000	114,932
Inter-American Development Bank 5.13%, 9/13/2016	405,000	476,215
International Bank for Reconstruction & Development:
1.00%, 9/15/2016	100,000	99,976
1.75%, 7/15/2013	100,000	101,855
2.38%, 5/26/2015	300,000	315,965
4.75%, 2/15/2035	80,000	94,536
International Finance Corp. 2.25%, 4/11/2016	200,000	210,946
JPMorgan Chase & Co.:
3.70%, 1/20/2015 (a)	300,000	315,878
6.00%, 1/15/2018	150,000	172,917
6.40%, 5/15/2038	105,000	124,665
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	460,771
Key Bank NA 5.80%, 7/1/2014	205,000	221,640
Korea Development Bank 4.00%, 9/9/2016	100,000	104,155
Kreditanstalt fuer Wiederaufbau:
2.38%, 8/25/2021	200,000	195,988
2.63%, 2/16/2016	450,000	476,290
2.75%, 9/8/2020	100,000	102,408
4.00%, 10/15/2013	720,000	757,369
4.50%, 7/16/2018 (a)	215,000	248,196
Landwirtschaftliche Rentenbank 3.13%, 7/15/2015	200,000	213,621
Lloyds TSB Bank PLC 6.38%, 1/21/2021	100,000	107,705
Nordic Investment Bank 2.50%, 7/15/2015	100,000	105,562
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016 (a)	200,000	202,825
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	169,697
5.25%, 11/15/2015	100,000	110,539
Royal Bank of Canada 1.13%, 1/15/2014 (a)	100,000	100,600
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	16,895
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	68,886
The Royal Bank of Scotland PLC:
3.40%, 8/23/2013	100,000	101,587
6.13%, 1/11/2021	100,000	106,308
The Toronto-Dominion Bank 2.38%, 10/19/2016	100,000	102,298
Union Bank NA 5.95%, 5/11/2016	100,000	109,117
US Bancorp:
1.38%, 9/13/2013	100,000	100,847
2.45%, 7/27/2015	100,000	104,205
Wachovia Bank NA 5.85%, 2/1/2037	200,000	216,682
Wachovia Corp.:
5.50%, 5/1/2013	100,000	104,929
5.63%, 10/15/2016	200,000	222,157
Wells Fargo & Co. 5.63%, 12/11/2017	150,000	173,902
Wells Fargo Bank NA 4.75%, 2/9/2015	245,000	262,504
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	100,000	103,516
4.88%, 11/19/2019	100,000	107,276

		13,110,588

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc. 5.25%, 1/15/2037	100,000	100,000
Republic Services, Inc. 5.00%, 3/1/2020 (a)	100,000	111,619
Waste Management, Inc. 7.38%, 3/11/2019 (a)	100,000	124,972

		336,591

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc. 5.50%, 2/22/2016	240,000	277,673

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc. 2.30%, 9/10/2015	100,000	103,506
Hewlett-Packard Co.:
3.00%, 9/15/2016	100,000	103,180
4.30%, 6/1/2021 (a)	100,000	102,135
6.13%, 3/1/2014	200,000	217,264
International Business Machines Corp.:
5.70%, 9/14/2017	210,000	251,799

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.88%, 11/29/2032 (a)	$165,000	$204,358

		982,242

CONSUMER FINANCE — 0.1%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	100,000	101,510
7.15%, 2/15/2019	70,000	89,575
SLM Corp. 6.25%, 1/25/2016	200,000	208,000

		399,085

DIVERSIFIED CONSUMER SERVICES — 0.0% (b)
Stanford University 4.75%, 5/1/2019	110,000	127,006

DIVERSIFIED FINANCIAL SERVICES — 2.4%
American Express Co. 8.13%, 5/20/2019	150,000	195,467
American Express Credit Corp. 5.88%, 5/2/2013	265,000	278,810
Bank of America NA 5.30%, 3/15/2017	385,000	399,472
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	121,809
Capital One Capital VI 8.88%, 5/15/2040	—	—
Citigroup, Inc.:
4.59%, 12/15/2015	200,000	210,286
5.50%, 2/15/2017	150,000	157,184
6.00%, 12/13/2013	379,000	401,342
6.00%, 10/31/2033	100,000	95,407
6.13%, 11/21/2017	250,000	277,287
6.63%, 6/15/2032	100,000	103,154
8.13%, 7/15/2039	150,000	192,646
General Electric Capital Corp.:
1.88%, 9/16/2013 (a)	250,000	253,390
2.25%, 11/9/2015	200,000	205,345
4.75%, 9/15/2014	200,000	216,791
5.63%, 5/1/2018	485,000	561,256
6.75%, 3/15/2032	340,000	405,199
JPMorgan Chase & Co.:
3.45%, 3/1/2016	200,000	208,443
4.25%, 10/15/2020	250,000	255,960
JPMorgan Chase Capital XXVII 7.00%, 11/1/2039 (c)	100,000	101,000
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016 (a)	200,000	209,654
6.11%, 1/29/2037	100,000	93,529
6.88%, 4/25/2018	580,000	630,094
Morgan Stanley 6.63%, 4/1/2018	390,000	409,207
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	287,398
Nomura Holdings, Inc.:
5.00%, 3/4/2015 (a)	70,000	72,684
6.70%, 3/4/2020	21,000	22,297
ORIX Corp. 5.00%, 1/12/2016	100,000	104,557
Private Export Funding Corp. 1.38%, 2/15/2017	25,000	25,107
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	205,468
Toyota Motor Credit Corp.:
1.38%, 8/12/2013 (a)	100,000	100,960
3.30%, 1/12/2022	150,000	151,642
UBS AG of Stamford, CT 2.25%, 8/12/2013	250,000	251,552

		7,204,397

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
British Telecommunications PLC 9.63%, 12/15/2030	100,000	146,358
CenturyLink, Inc. 6.45%, 6/15/2021	100,000	102,436
Qwest Corp. 8.38%, 5/1/2016	15,000	17,637
Verizon Communications, Inc.:
1.95%, 3/28/2014 (a)	150,000	153,502
6.40%, 2/15/2038	300,000	360,828
8.75%, 11/1/2018	200,000	270,426
8.95%, 3/1/2039	100,000	153,502

		1,204,689

ELECTRIC UTILITIES — 1.3%
Ameren Illinois Co. 6.25%, 4/1/2018	100,000	116,555
Commonwealth Edison Co.:
1.63%, 1/15/2014	100,000	101,486
Series 1 5.90%, 3/15/2036	100,000	120,482
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	98,575
4.45%, 6/15/2020 (a)	100,000	111,099
Duke Energy Carolinas LLC 7.00%, 11/15/2018	220,000	279,361
Edison International 3.75%, 9/15/2017	50,000	53,179
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	30,012
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	244,795
Florida Power & Light Co. 5.69%, 3/1/2040	65,000	79,910
Georgia Power Co. 4.75%, 9/1/2040	100,000	104,563
Great Plains Energy, Inc. 4.85%, 6/1/2021 (a)	50,000	53,356
Hydro Quebec 2.00%, 6/30/2016	100,000	103,170
LG&E and KU Energy LLC 3.75%, 11/15/2020	100,000	99,497
Nevada Power Co. 5.45%, 5/15/2041	60,000	68,122
NextEra Energy Capital Holdings, Inc. 4.50%, 6/1/2021 (a)	100,000	105,494
Nisource Finance Corp. 6.40%, 3/15/2018 (a)	100,000	116,366
Northern States Power Co.:
1.95%, 8/15/2015	100,000	103,122
4.85%, 8/15/2040	100,000	109,051
Oncor Electric Delivery Co. LLC 6.80%, 9/1/2018 (a)	100,000	119,794
Pacific Gas & Electric Co. 4.80%, 3/1/2014 (a)	430,000	461,908

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

PacifiCorp 4.10%, 2/1/2042 (a)	$50,000	$47,559
PPL Electric Utilities Corp. 5.20%, 7/15/2041	50,000	56,237
Progress Energy, Inc. 7.75%, 3/1/2031	255,000	349,976
PSEG Power LLC 5.13%, 4/15/2020	80,000	87,755
Public Service Co. of Oklahoma 4.40%, 2/1/2021	100,000	108,217
Puget Sound Energy, Inc. 5.64%, 4/15/2041	80,000	94,624
San Diego Gas & Electric Co. 6.13%, 9/15/2037	115,000	147,390
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	113,468
Southern California Edison Co. 3.88%, 6/1/2021	70,000	75,794
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	116,574
The Southern Co. 1.95%, 9/1/2016	100,000	100,439

		3,977,930

ELECTRICAL EQUIPMENT — 0.0% (b)
Emerson Electric Co. 4.88%, 10/15/2019 (a)	100,000	114,609

FOOD & STAPLES RETAILING — 0.6%
CVS Caremark Corp.:
5.75%, 6/1/2017	100,000	117,534
6.25%, 6/1/2027	150,000	178,278
Safeway, Inc. 5.63%, 8/15/2014 (a)	215,000	232,253
Target Corp. 7.00%, 1/15/2038	220,000	299,455
The Kroger Co. 6.15%, 1/15/2020	100,000	121,198
Wal-Mart Stores, Inc.:
0.75%, 10/25/2013 (a)	150,000	150,663
2.80%, 4/15/2016 (a)	150,000	159,154
5.00%, 10/25/2040 (a)	100,000	110,661
5.88%, 4/5/2027	200,000	244,085
Walgreen Co. 4.88%, 8/1/2013	100,000	105,728

		1,719,009

FOOD PRODUCTS — 0.4%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	266,707
General Mills, Inc. 5.70%, 2/15/2017	305,000	358,747
Kellogg Co. 3.25%, 5/21/2018 (a)	65,000	67,961
Kraft Foods, Inc.:
2.63%, 5/8/2013	100,000	102,014
5.38%, 2/10/2020	150,000	172,857
6.50%, 2/9/2040	100,000	121,638

		1,089,924

GAS UTILITIES — 0.1%
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	113,589
National Grid PLC 6.30%, 8/1/2016	100,000	115,084

		228,673

HEALTH CARE EQUIPMENT & SUPPLIES — 0.1%
Baxter International, Inc. 6.25%, 12/1/2037 (a)	155,000	198,134
Boston Scientific Corp. 6.40%, 6/15/2016	100,000	114,844
Covidien International Finance SA 2.80%, 6/15/2015 (a)	100,000	104,514

		417,492

HEALTH CARE PRODUCTS — 0.0% (b)
Medtronic, Inc. 2.63%, 3/15/2016 (a)	100,000	104,321

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc. 3.95%, 9/1/2020	150,000	157,464
Cigna Corp.:
2.75%, 11/15/2016	50,000	50,879
4.00%, 2/15/2022	50,000	50,738
5.38%, 2/15/2042	50,000	51,119
Express Scripts, Inc. 6.25%, 6/15/2014	205,000	225,635
McKesson Corp. 4.75%, 3/1/2021	100,000	112,711
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	120,513
UnitedHealth Group, Inc. 6.00%, 2/15/2018	200,000	241,329
WellPoint, Inc.:
5.80%, 8/15/2040	55,000	64,282
5.95%, 12/15/2034 (a)	100,000	116,634

		1,191,304

HOTELS, RESTAURANTS & LEISURE — 0.1%
McDonald’s Corp. 5.35%, 3/1/2018	210,000	250,802

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	104,799

HOUSEHOLD PRODUCTS — 0.1%
Colgate-Palmolive Co. 1.30%, 1/15/2017 (a)	100,000	99,787
Fortune Brands, Inc. 6.38%, 6/15/2014 (a)	100,000	109,877
Kimberly-Clark Corp.:
5.00%, 8/15/2013	115,000	121,844
5.30%, 3/1/2041 (a)	45,000	52,698

		384,206

INDUSTRIAL CONGLOMERATES — 0.2%
3M Co. 4.38%, 8/15/2013 (a)	100,000	105,382
Cooper US, Inc. 3.88%, 12/15/2020	50,000	51,663
Koninklijke Philips Electronics NV 3.75%, 3/15/2022	100,000	100,671

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Tyco Electronics Group SA 4.88%, 1/15/2021	$100,000	$107,048
Tyco International Finance SA 3.38%, 10/15/2015	100,000	106,062

		470,826

INSURANCE — 0.9%
ACE INA Holdings, Inc. 5.70%, 2/15/2017	100,000	116,860
Aflac, Inc. 3.45%, 8/15/2015 (a)	100,000	105,019
American International Group, Inc.:
5.45%, 5/18/2017	490,000	526,258
8.18%, 5/15/2058 (d)	100,000	105,500
AON Corp. 3.13%, 5/27/2016	100,000	103,066
Berkshire Hathaway Finance Corp. 5.00%, 8/15/2013	215,000	227,490
Berkshire Hathaway, Inc. 3.75%, 8/15/2021 (a)	100,000	103,692
CNA Financial Corp. 7.35%, 11/15/2019 (a)	100,000	116,328
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	103,500
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	103,556
6.63%, 3/30/2040	100,000	103,648
Lincoln National Corp. 6.30%, 10/9/2037	100,000	107,386
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	112,083
MetLife, Inc. 5.70%, 6/15/2035	305,000	350,394
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	141,989
4.50%, 11/16/2021	100,000	105,855
5.80%, 11/16/2041 (a)	50,000	53,363
The Allstate Corp. 5.95%, 4/1/2036	165,000	186,898
The Travelers Cos., Inc. 3.90%, 11/1/2020 (a)	100,000	107,009

		2,879,894

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 0.88%, 10/15/2013	35,000	35,235
Google, Inc. 2.13%, 5/19/2016 (a)	100,000	103,448

		138,683

IT SERVICES — 0.0% (b)
Fiserv, Inc. 3.13%, 6/15/2016	100,000	102,293

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016	100,000	101,537

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.05%, 2/21/2014	30,000	30,767
2.25%, 8/15/2016	100,000	103,179

		133,946

MACHINERY — 0.2%
Caterpillar, Inc. 6.05%, 8/15/2036	165,000	207,033
Danaher Corp. 2.30%, 6/23/2016	100,000	103,073
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018 (a)	100,000	120,734
John Deere Capital Corp.:
1.88%, 6/17/2013	100,000	101,589
2.80%, 9/18/2017	100,000	104,937
Stanley Black & Decker, Inc. 3.40%, 12/1/2021	60,000	60,399

		697,765

MEDIA — 1.1%
CBS Corp. 8.20%, 5/15/2014	210,000	238,350
Comcast Corp.:
6.40%, 5/15/2038	210,000	247,628
6.50%, 1/15/2017	330,000	390,097
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 5.20%, 3/15/2020	265,000	292,200
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc. 6.38%, 3/1/2041	100,000	111,888
Discovery Communications LLC 4.38%, 6/15/2021 (a)	100,000	107,331
NBCUniversal Media LLC:
3.65%, 4/30/2015	75,000	80,056
5.15%, 4/30/2020	35,000	39,457
News America, Inc.:
4.50%, 2/15/2021 (a)	50,000	52,850
6.15%, 3/1/2037	240,000	262,921
Omnicom Group, Inc. 4.45%, 8/15/2020	35,000	37,476
The Walt Disney Co.:
2.75%, 8/16/2021 (a)	100,000	99,192
3.75%, 6/1/2021 (a)	100,000	107,308
Thomson Reuters Corp. 4.70%, 10/15/2019 (a)	100,000	109,845
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	102,857
5.85%, 5/1/2017	330,000	384,240
6.55%, 5/1/2037	100,000	115,017
Time Warner, Inc.:
4.88%, 3/15/2020	100,000	110,068
7.70%, 5/1/2032	240,000	309,076
Viacom, Inc. 3.50%, 4/1/2017	100,000	106,387

		3,304,244

METALS & MINING — 0.7%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	154,030
ArcelorMittal:
4.50%, 2/25/2017	100,000	99,797
5.38%, 6/1/2013	100,000	103,122

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 3/1/2021 (a)	$100,000	$97,802
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	106,910
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	109,316
BHP Billiton Finance USA, Ltd.:
5.50%, 4/1/2014 (a)	100,000	109,063
6.50%, 4/1/2019	100,000	123,740
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	109,893
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015 (a)	300,000	305,116
3.75%, 9/20/2021	100,000	102,254
Teck Resources, Ltd.:
6.25%, 7/15/2041	200,000	215,714
10.75%, 5/15/2019 (c)	50,000	62,000
Vale Overseas, Ltd. 6.88%, 11/21/2036	330,000	384,619

		2,083,376

MULTI-UTILITIES — 0.1%
Dominion Resources, Inc. 1.80%, 3/15/2014	100,000	102,061
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	303,056

		405,117

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	60,000	65,450
6.70%, 7/15/2034	50,000	56,984
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	107,651

		230,085

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 5.65%, 5/15/2013	280,000	293,565

OIL, GAS & CONSUMABLE FUELS — 2.3%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	130,000	149,236
6.45%, 9/15/2036	100,000	115,434
Apache Corp. 5.10%, 9/1/2040	100,000	108,729
BP Capital Markets PLC:
3.56%, 11/1/2021	100,000	102,969
4.74%, 3/11/2021	200,000	223,513
Canadian Natural Resources, Ltd. 6.25%, 3/15/2038	105,000	127,727
Cenovus Energy, Inc. 4.50%, 9/15/2014	100,000	107,869
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017 (a)	100,000	114,317
Chevron Corp. 3.95%, 3/3/2014	100,000	106,419
Conoco, Inc. 6.95%, 4/15/2029	100,000	133,302
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	683,314
Devon Energy Corp. 6.30%, 1/15/2019	100,000	120,001
Encana Corp. 5.90%, 12/1/2017	100,000	115,027
Energy Transfer Partners LP 6.70%, 7/1/2018	100,000	115,115
Ensco PLC 4.70%, 3/15/2021	100,000	107,573
Enterprise Products Operating LLC 5.20%, 9/1/2020 (a)	200,000	223,535
EOG Resources, Inc. 4.10%, 2/1/2021 (a)	100,000	107,924
Halliburton Co. 7.45%, 9/15/2039	100,000	139,324
Hess Corp. 5.60%, 2/15/2041	100,000	107,590
Kinder Morgan Energy Partners LP:
5.63%, 9/1/2041 (a)	50,000	50,576
5.80%, 3/15/2035	175,000	177,337
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	120,495
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	56,840
6.50%, 3/1/2041	25,000	27,073
Nexen, Inc. 5.88%, 3/10/2035	100,000	103,330
Noble Holding International, Ltd.:
3.05%, 3/1/2016	100,000	102,430
3.95%, 3/15/2022	100,000	100,248
Occidental Petroleum Corp. 2.50%, 2/1/2016 (a)	100,000	104,488
ONEOK Partners LP 6.13%, 2/1/2041	100,000	111,314
Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (a)	100,000	113,000
6.63%, 6/15/2035	115,000	129,950
Petro-Canada 5.95%, 5/15/2035	100,000	114,203
Petrobras International Finance Co.:
3.50%, 2/6/2017	100,000	102,678
3.88%, 1/27/2016	100,000	105,006
5.75%, 1/20/2020	105,000	116,325
6.88%, 1/20/2040	105,000	122,510
Plains All American Pipeline LP/PAA Finance Corp. 6.50%, 5/1/2018	100,000	118,132
Shell International Finance BV 6.38%, 12/15/2038	220,000	291,434
Southern Natural Gas Co. 5.90%, 4/1/2017 (e)	580,000	640,660
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	126,301
Statoil ASA:
3.13%, 8/17/2017 (a)	100,000	106,518
3.15%, 1/23/2022	50,000	50,426
4.25%, 11/23/2041	50,000	49,707
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	147,351
Total Capital Canada, Ltd. 1.63%, 1/28/2014 (a)	100,000	99,979
TransCanada PipeLines, Ltd.:
6.10%, 6/1/2040	100,000	124,562
6.50%, 8/15/2018	100,000	122,921

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Transocean, Inc. 6.00%, 3/15/2018	$55,000	$60,789
Valero Energy Corp. 6.13%, 2/1/2020 (a)	65,000	74,826
Weatherford International, Inc. 6.80%, 6/15/2037	239,000	265,501
Williams Partners LP 5.25%, 3/15/2020	110,000	121,109

		7,166,937

PAPER & FOREST PRODUCTS — 0.0% (b)
International Paper Co. 7.50%, 8/15/2021 (a)	100,000	125,621

PERSONAL PRODUCTS — 0.1%
The Procter & Gamble Co.:
1.80%, 11/15/2015	100,000	103,179
5.55%, 3/5/2037	100,000	123,858

		227,037

PHARMACEUTICALS — 0.8%
Abbott Laboratories 5.13%, 4/1/2019	250,000	293,329
AstraZeneca PLC 6.45%, 9/15/2037	75,000	97,373
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	262,320
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/2038	155,000	203,269
Johnson & Johnson:
2.15%, 5/15/2016	100,000	103,826
4.85%, 5/15/2041	100,000	114,262
Novartis Capital Corp. 1.90%, 4/24/2013	160,000	162,483
Pfizer, Inc. 6.20%, 3/15/2019	135,000	168,479
Sanofi 2.63%, 3/29/2016	100,000	104,560
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	370,465
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	50,000	50,287
Teva Pharmaceutical Finance IV LLC 1.70%, 11/10/2014	100,000	101,573
Wyeth 5.95%, 4/1/2037	240,000	303,980

		2,336,206

REAL ESTATE INVESTMENT TRUSTS — 0.3%
Boston Properties LP 4.13%, 5/15/2021	100,000	103,507
Duke Realty LP 6.75%, 3/15/2020	25,000	28,783
HCP, Inc. 5.38%, 2/1/2021	100,000	107,568
Health Care REIT, Inc. 5.25%, 1/15/2022	100,000	104,041
ProLogis LP 7.63%, 8/15/2014	100,000	110,906
Realty Income Corp. 5.88%, 3/15/2035	50,000	50,188
Simon Property Group LP 4.20%, 2/1/2015 (a)	300,000	318,441
Vornado Realty LP 4.25%, 4/1/2015 (a)	100,000	104,475

		927,909

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC 4.95%, 9/15/2041	100,000	101,003
Canadian National Railway Co. 2.85%, 12/15/2021	100,000	99,002
CSX Corp. 6.15%, 5/1/2037	165,000	189,491
Norfolk Southern Corp. 7.70%, 5/15/2017	230,000	289,099
Union Pacific Corp. 6.13%, 2/15/2020	100,000	120,606

		799,201

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	113,902
Intel Corp. 4.80%, 10/1/2041	185,000	196,059
Texas Instruments, Inc. 2.38%, 5/16/2016	100,000	104,115

		414,076

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020 (a)	200,000	209,670
Oracle Corp.:
5.75%, 4/15/2018	200,000	240,621
6.13%, 7/8/2039	100,000	123,827

		574,118

SPECIALTY RETAIL — 0.2%
Best Buy Co., Inc. 3.75%, 3/15/2016 (a)	100,000	100,013
Lowe’s Cos., Inc. 2.13%, 4/15/2016	100,000	102,259
Staples, Inc. 9.75%, 1/15/2014	100,000	113,572
The Home Depot, Inc. 5.40%, 3/1/2016	255,000	293,993

		609,837

TOBACCO — 0.3%
Altria Group, Inc.:
9.70%, 11/10/2018	200,000	272,638
9.95%, 11/10/2038	100,000	152,262
Lorillard Tobacco Co. 3.50%, 8/4/2016	45,000	46,659
Philip Morris International, Inc. 4.88%, 5/16/2013	280,000	293,768
Reynolds American, Inc. 7.63%, 6/1/2016 (a)	100,000	119,954

		885,281

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
5.00%, 3/30/2020	100,000	111,354
6.13%, 3/30/2040 (a)	100,000	115,277
American Tower Corp. 5.90%, 11/1/2021	100,000	109,421

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

AT&T Corp. 8.00%, 11/15/2031	$16,000	$22,473
AT&T, Inc.:
2.40%, 8/15/2016	150,000	155,073
4.45%, 5/15/2021	200,000	220,492
5.35%, 9/1/2040	320,000	339,666
5.63%, 6/15/2016	200,000	231,145
BellSouth Corp. 6.55%, 6/15/2034	100,000	114,837
Cellco Partnership/Verizon Wireless Capital LLC 5.55%, 2/1/2014	200,000	216,234
Deutsche Telekom International Finance BV 6.75%, 8/20/2018 (a)	210,000	252,797
Embarq Corp. 7.08%, 6/1/2016	165,000	185,364
France Telecom SA:
2.13%, 9/16/2015	100,000	101,739
4.13%, 9/14/2021 (a)	100,000	104,022
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	187,611
Telecom Italia Capital 5.25%, 10/1/2015	200,000	205,500
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	215,724
Vodafone Group PLC 5.63%, 2/27/2017	240,000	280,260

		3,168,989

TOTAL CORPORATE BONDS & NOTES —
(Cost $64,159,384)		69,050,236

FOREIGN GOVERNMENT OBLIGATIONS — 1.9%
Brazilian Government International Bond:
7.88%, 3/7/2015	100,000	119,200
11.00%, 8/17/2040	150,000	198,300
Chile Government International Bond 3.25%, 9/14/2021	100,000	100,829
Colombia Government International Bond:
7.38%, 3/18/2019	100,000	128,500
7.38%, 9/18/2037	100,000	139,750
Export Development Canada 2.25%, 5/28/2015	200,000	210,196
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	546,300
Israel Government International Bond 5.13%, 3/26/2019	100,000	110,750
Japan Finance Corp. 2.25%, 7/13/2016	250,000	259,217
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	111,122
Panama Government International Bond:
5.20%, 1/30/2020 (c)	50,000	57,375
6.70%, 1/26/2036 (c)	50,000	65,000
Poland Government International Bond 5.13%, 4/21/2021	200,000	214,500
Province of British Columbia 2.10%, 5/18/2016	100,000	104,578
Province of Manitoba 1.38%, 4/28/2014	100,000	101,795
Province of Nova Scotia Canada 5.13%, 1/26/2017	100,000	115,301
Province of Ontario:
2.30%, 5/10/2016	300,000	312,073
4.10%, 6/16/2014	400,000	430,653
Province of Quebec 7.50%, 9/15/2029	455,000	671,696
Republic of Italy:
2.13%, 9/16/2013	200,000	200,742
6.88%, 9/27/2023	200,000	205,728
Republic of Korea 5.75%, 4/16/2014	100,000	108,096
Republic of Peru:
7.13%, 3/30/2019	100,000	127,650
8.75%, 11/21/2033	100,000	155,250
Republic of South Africa 5.50%, 3/9/2020	100,000	111,875
United Mexican States 5.63%, 1/15/2017	880,000	1,017,720

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $5,538,319)		5,924,196

U.S. GOVERNMENT AGENCY MBS TBA — 30.1%
Fannie Mae
3.50%, 15yr TBA	3,350,000	3,514,883
3.50%, 30yr TBA	1,500,000	1,540,781
4.00%, 15yr TBA	1,500,000	1,590,000
4.00%, 30yr TBA	6,350,000	6,658,570
4.50%, 30yr TBA	7,500,000	7,978,125
4.50%, 15yr TBA	1,500,000	1,608,047
5.00%, 15yr TBA	2,000,000	2,162,500
5.50%, 30yr TBA	10,000,000	10,896,875
6.00%, 30yr TBA	2,250,000	2,479,570
6.50%, 30yr TBA	1,850,000	2,069,109
Freddie Mac
4.00%, 15yr TBA	3,500,000	3,697,969
4.00%, 30yr TBA	2,350,000	2,457,311
4.50%, 15yr TBA	1,000,000	1,067,656
4.50%, 30yr TBA	5,750,000	6,097,695
5.00%, 30yr TBA	11,500,000	12,385,859
5.50%, 15yr TBA	1,000,000	1,083,750
6.00%, 30yr TBA	3,750,000	4,134,961
Ginnie Mae
4.00%, 30yr TBA	3,850,000	4,132,734
4.50%, 30yr TBA	5,800,000	6,311,578
5.00%, 30yr TBA	4,800,000	5,302,500
5.50%, 30yr TBA	2,500,000	2,792,188
6.00%, 30yr TBA	1,200,000	1,355,063
6.50%, 30yr TBA	750,000	864,141

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $92,158,824)		92,181,865

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.4%
Federal Home Loan Bank
0.40%, 2/26/2014	100,000	99,722
0.50%, 3/12/2014	100,000	99,847

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

0.50%, 8/28/2014	$100,000	$99,697
0.88%, 12/27/2013	250,000	252,166
1.38%, 5/28/2014 (a)	750,000	765,238
4.75%, 12/16/2016 (a)	500,000	584,265
4.88%, 5/17/2017 (a)	200,000	236,633
5.00%, 11/17/2017	300,000	358,973
5.13%, 8/14/2013 (a)	1,510,000	1,608,987
Federal Home Loan Mortgage Corp.
0.38%, 10/30/2013	500,000	500,255
0.40%, 2/27/2014	100,000	99,928
0.50%, 10/3/2013	100,000	100,000
0.50%, 10/18/2013	100,000	100,020
0.55%, 12/27/2013	100,000	99,898
0.55%, 2/27/2015	100,000	99,690
0.80%, 1/13/2015	100,000	100,019
0.85%, 1/9/2015	100,000	100,059
0.88%, 12/19/2014	100,000	100,115
1.00%, 11/3/2014	100,000	100,054
1.00%, 12/5/2014	100,000	100,254
1.00%, 12/19/2014	100,000	100,343
1.00%, 6/30/2015	100,000	100,206
1.00%, 2/24/2016	100,000	99,888
1.05%, 9/28/2015	100,000	100,017
1.50%, 7/13/2015	100,000	100,282
2.00%, 2/1/2017	100,000	100,478
2.25%, 1/23/2017	100,000	102,546
2.38%, 1/13/2022	300,000	294,486
3.50%, 5/29/2013 (a)	1,000,000	1,037,293
4.00%, 6/12/2013	200,000	208,856
4.13%, 9/27/2013	500,000	527,961
4.38%, 7/17/2015	500,000	559,224
5.00%, 4/18/2017	723,000	853,364
6.75%, 3/15/2031	200,000	287,857
Federal National Mortgage Association
0.50%, 8/9/2013	1,000,000	1,002,235
0.50%, 12/27/2013	100,000	99,833
0.60%, 10/25/2013	100,000	99,986
0.63%, 12/6/2013	200,000	199,997
0.70%, 9/19/2014	100,000	99,917
0.70%, 10/17/2014	100,000	99,902
0.90%, 12/29/2014	100,000	100,014
1.00%, 12/5/2014	100,000	100,066
1.13%, 10/8/2013	100,000	100,869
1.75%, 5/7/2013	500,000	507,916
1.75%, 11/14/2016	100,000	100,399
1.75%, 1/30/2019	100,000	98,854
2.25%, 3/15/2016	300,000	314,844
2.25%, 6/6/2016	100,000	100,305
2.50%, 5/15/2014 (a)	1,235,000	1,288,839
2.63%, 11/20/2014 (a)	300,000	316,242
4.50%, 10/1/2040	1,353,226	1,440,834
5.00%, 5/11/2017 (a)	510,000	603,146
6.00%, 6/1/2017	173,469	187,317
7.13%, 1/15/2030 (a)	525,000	777,031
Government National Mortgage Association
4.00%, 6/15/2040	233,530	251,007
4.50%, 7/15/2039	1,083,204	1,179,473
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	72,652
4.75%, 8/1/2013	100,000	105,885
5.25%, 9/15/2039	200,000	239,404

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $18,844,539)		19,565,588

U.S. TREASURY OBLIGATIONS — 35.4%
Treasury Bonds
3.13%, 11/15/2041	650,000	623,265
3.88%, 8/15/2040	2,500,000	2,764,350
4.38%, 5/15/2040	3,050,000	3,663,691
4.38%, 5/15/2041	600,000	721,080
4.50%, 8/15/2039	2,300,000	2,816,488
4.75%, 2/15/2041	500,000	637,010
5.38%, 2/15/2031	1,000,000	1,344,500
6.50%, 11/15/2026	300,000	434,448
6.88%, 8/15/2025	750,000	1,108,380
7.13%, 2/15/2023	500,000	732,935
7.50%, 11/15/2016	515,000	667,136
8.75%, 8/15/2020	1,130,000	1,737,172
8.88%, 8/15/2017 (a)	713,000	1,001,423
Treasury Inflation Protected Indexed Bonds 0.75%, 2/15/2042	401,192	383,387
Treasury Notes
0.13%, 12/31/2013	1,000,000	996,580
0.25%, 2/28/2014 (a)	1,350,000	1,347,988
0.25%, 12/15/2014 (a)	1,200,000	1,192,752
0.25%, 2/15/2015 (a)	3,750,000	3,723,338
0.50%, 5/31/2013	—	—
0.50%, 11/15/2013	6,000,000	6,018,659
0.50%, 8/15/2014	1,000,000	1,001,720
0.75%, 8/15/2013	2,000,000	2,012,780
0.88%, 12/31/2016	3,000,000	2,984,370
0.88%, 2/28/2017 (a)	1,250,000	1,241,150
1.00%, 5/15/2014	4,000,000	4,052,800
1.25%, 2/15/2014	3,500,000	3,559,605
1.38%, 5/15/2013	—	—
1.38%, 11/30/2018 (a)	250,000	247,617
1.38%, 12/31/2018 (a)	300,000	296,814
1.38%, 2/28/2019 (a)	1,300,000	1,281,410
1.50%, 12/31/2013	300,000	306,153
1.50%, 6/30/2016	2,000,000	2,052,940
1.88%, 6/30/2015	1,750,000	1,821,593
1.88%, 9/30/2017	2,000,000	2,071,020
2.00%, 11/15/2021	900,000	885,933
2.00%, 2/15/2022 (a)	1,000,000	980,700
2.13%, 12/31/2015 (a)	1,800,000	1,893,510
2.13%, 8/15/2021	1,000,000	999,110
2.25%, 7/31/2018	1,000,000	1,049,520
2.38%, 10/31/2014	4,555,000	4,777,057
2.63%, 2/29/2016	1,500,000	1,606,545
2.63%, 4/30/2018 (a)	1,000,000	1,074,570
2.63%, 8/15/2020	3,500,000	3,689,455
2.63%, 11/15/2020	1,000,000	1,051,520
2.75%, 10/31/2013 (f)	2,565,000	2,663,650
2.75%, 11/30/2016	4,380,000	4,731,408
2.75%, 5/31/2017	300,000	324,783
3.00%, 2/28/2017	1,000,000	1,094,470
3.13%, 8/31/2013	4,945,000	5,142,553
3.13%, 10/31/2016	1,750,000	1,919,785
3.13%, 5/15/2019 (a)(f)	5,500,000	6,054,840
3.13%, 5/15/2021	3,250,000	3,537,300

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

3.38%, 11/15/2019	$1,000,000	$1,116,180
3.50%, 5/15/2020	600,000	674,868
4.00%, 2/15/2014	3,100,000	3,309,870
4.13%, 5/15/2015	1,000,000	1,109,630
4.75%, 8/15/2017 (a)	2,425,000	2,879,833
5.13%, 5/15/2016	810,000	951,321

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $103,693,418)		108,362,965

COMMERCIAL MORTGAGE BACKED SECURITIES — 2.0%
Bank of America Commercial Mortgage, Inc. 5.63%, 6/10/2049 (d)	250,000	277,634
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	591,363
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	434,301
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	270,769
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (d)	250,000	269,699
5.55%, 4/10/2038 (d)	250,000	276,097
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.87%, 3/15/2046	250,000	261,878
4.88%, 1/12/2038 (d)	235,450	244,471
5.44%, 6/12/2047	510,000	568,741
5.81%, 6/12/2043 (d)	500,000	565,136
LB-UBS Commercial Mortgage Trust:
4.37%, 3/15/2036	450,000	473,653
5.13%, 6/15/2029 (d)	159,743	163,289
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	430,522
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	537,786
5.61%, 4/15/2049	156,854	163,433
Wachovia Bank Commercial Mortgage Trust:
4.96%, 11/15/2035 (d)	250,000	261,720
5.20%, 10/15/2044 (d)	300,000	331,126

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,754,669)		6,121,618

ASSET BACKED — 0.3%
CREDIT CARD RECEIVABLES — 0.3%
Capital One Multi-Asset Execution Trust 5.05%, 2/15/2016	245,000	256,092
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	218,361
5.35%, 2/7/2020	295,000	349,426

TOTAL ASSET BACKED —
(Cost $743,816)		823,879

MUNICIPAL BONDS & NOTES — 0.7%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	40,105
7.30%, 10/1/2039	300,000	375,627
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	59,387

		475,119

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	110,007

GEORGIA — 0.1%
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	231,848

ILLINOIS — 0.1%
Illinois, State General Obligation:
4.07%, 1/1/2014	100,000	103,647
5.10%, 6/1/2033	200,000	188,532

		292,179

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	113,612

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	112,404
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	96,493

		208,897

NEW YORK — 0.1%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	65,000	80,755
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	117,434
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	98,936

		297,125

OHIO — 0.0% (b)
Ohio State University 4.91%, 6/1/2040	100,000	112,447

PENNSYLVANIA — 0.1%
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	110,690
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	83,901

		194,591

SPDR Barclays Capital Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue Series B 5.18%, 4/1/2030	$100,000	$116,670

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,890,022)		2,152,495

	Shares
SHORT TERM INVESTMENTS — 36.2%
MONEY MARKET FUNDS — 36.2%
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)(h)	93,625,003	93,625,003
State Street Navigator Securities Lending Prime Portfolio (g)(i)	17,002,914	17,002,914

TOTAL SHORT TERM INVESTMENTS — (j)
(Cost $110,627,917)		110,627,917

TOTAL INVESTMENTS — 135.6% (k)
(Cost $402,410,908)		414,810,759
OTHER ASSETS & LIABILITIES — (35.6)%		(108,903,878)

NET ASSETS — 100.0%		$305,906,881

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Investments of cash collateral for securities loaned.
(j)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.9%
Alabama, Auburn University, General Fee Revenue 5.00%, 6/1/2038 (a)	$2,200,000	$2,344,782
Alabama, Public School & College Authority Revenue:
5.00%, 12/1/2017	4,315,000	5,123,545
5.00%, 12/1/2023	1,500,000	1,701,750

		9,170,077

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,066,175

ARIZONA — 2.5%
Arizona, Salt River Project, Agricultural Improvement & Power District:
Series A 5.00%, 1/1/2016	500,000	576,850
Series A 5.00%, 1/1/2027	500,000	562,465
Series A 5.00%, 1/1/2033	5,000,000	5,500,250
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2021	1,500,000	1,712,400
Arizona, State Transportation Board, Highway Revenue Series A 5.00%, 7/1/2028	7,145,000	7,987,038
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,367,900
Maricopa County, AZ, Community College District, General Obligation Series C 3.00%, 7/1/2022	2,000,000	2,063,140
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,218,150
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,044,000

		27,032,193

CALIFORNIA — 12.0%
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	12,226,600
Series AG 5.00%, 12/1/2025	5,760,000	6,722,842
California, State University Revenue:
Series D 4.50%, 11/1/2037 (a)	3,120,000	3,159,437
Series A 4.50%, 11/1/2044 (a)	3,050,000	3,081,598
Series A 5.00%, 11/1/2033 (a)	3,500,000	3,681,230
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	4,035,000	4,324,753
Los Angeles, CA, Community College District, General Obligation:
Series A 5.00%, 8/1/2027	1,000,000	1,104,970
Series A 5.00%, 8/1/2032 (a)	1,345,000	1,467,422
Los Angeles, CA, Department of Water & Power Revenue:
Series A 4.00%, 7/1/2013	1,000,000	1,046,590
Series A 5.00%, 7/1/2020	7,400,000	9,110,436
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	11,835,600
Los Angeles, CA, Unified School District:
5.00%, 7/1/2018	330,000	394,871
Series H 5.00%, 7/1/2021 (a)	2,695,000	3,125,931
Los Angeles, CA, Unified School District, General Obligation Series A-1 4.00%, 7/1/2016	1,250,000	1,402,025
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,097,530
5.00%, 6/1/2039	1,845,000	1,972,988
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,495,650
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,513,039
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	2,105,000	2,232,353
Palomar, CA, Community College District Series A 4.75%, 5/1/2032 (a)	3,000,000	3,143,040
Sacramento, CA, Municipal Utility District Revenue Series U 5.00%, 8/15/2024 (a)	1,500,000	1,695,750
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	4,029,165
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	1,000,000	1,102,040
San Diego, CA, Unified School District Series A Zero Coupon, 7/1/2025 (b)	485,000	260,818
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	2,000,000	886,880
San Francisco, CA, Bay Area Rapid Transit District Series B 5.00%, 8/1/2032	1,600,000	1,785,536
San Francisco, CA, Bay Area Rapid Transit District Election of 2004 Series B 5.00%, 8/1/2022	1,500,000	1,739,355
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	702,566
San Francisco, CA, Community College District, General Obligation Series B 5.00%, 6/15/2028 (a)	5,225,000	5,399,201
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,455,492
Subseries A 5.00%, 11/1/2024	6,750,000	7,983,292
5.00%, 6/15/2027	500,000	538,320

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	$4,700,000	$5,340,704
University of California, Revenue:
Series S 5.00%, 5/15/2040	1,000,000	1,072,820
Series Q 5.25%, 5/15/2028	2,855,000	3,202,082

		129,332,926

COLORADO — 0.9%
City & County of Denver Co. 5.25%, 8/1/2018	325,000	398,054
City & County of Denver, CO, School District No. 1 Series C 5.00%, 12/1/2023	500,000	621,140
Metro Wastewater Reclamation District, Sewer Revenue:
Series A 3.00%, 4/1/2028	5,415,000	5,168,834
Series A 3.00%, 4/1/2029	650,000	613,431
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,445,220
Series HH 5.00%, 6/1/2029	1,000,000	1,118,370

		9,365,049

CONNECTICUT — 2.1%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	576,250
Series B 5.00%, 12/1/2016	1,575,000	1,863,398
5.00%, 12/1/2020	7,500,000	9,090,075
5.00%, 12/1/2021	7,500,000	8,989,950
Series C 5.50%, 11/1/2016	1,380,000	1,659,078

		22,178,751

DELAWARE — 0.3%
Delaware, State General Obligation 5.00%, 3/1/2013	1,000,000	1,043,630
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,731,775

		3,775,405

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,622,500
Metropolitan Washington, DC, Airport Authority System Revenue Series C 5.00%, 10/1/2028	5,000,000	5,426,100

		11,048,600

FLORIDA — 4.9%
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (a)	800,000	862,208
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	856,725
Series B 5.00%, 6/1/2015	2,600,000	2,945,098
Series A 5.00%, 6/1/2016	1,215,000	1,414,612
Series A 5.00%, 6/1/2017	5,000,000	5,939,250
Series A 5.00%, 6/1/2018	4,000,000	4,815,320
Series D 5.00%, 6/1/2024	7,550,000	8,762,228
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,087,940
Florida, State General Obligation 3.25%, 7/1/2030	1,000,000	935,590
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	1,045,000	1,132,791
Florida, Water Pollution Control Financing Revenue:
Series A 5.00%, 7/15/2013	2,575,000	2,730,582
Series A 5.00%, 7/15/2014	1,375,000	1,517,436
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,343,050
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,769,587
5.00%, 10/1/2023 (a)	500,000	542,310
5.00%, 7/1/2031	1,980,000	2,167,189
6.00%, 10/1/2023	1,270,000	1,498,143
Miami-Dade County, FL, School Board Certificates of Participation Series B 4.00%, 5/1/2017 (a)	1,000,000	1,092,510
Orlando Utilities Commission 5.00%, 10/1/2029	1,400,000	1,546,594
Palm Beach County, FL, Public Improvement Revenue 5.00%, 5/1/2038	5,000,000	5,317,050

		52,276,213

GEORGIA — 4.1%
Atlanta, GA, Metropolitan Rapid Transit Authority, Sales Tax Revenue Series B 5.00%, 7/1/2037 (a)	6,875,000	7,270,037
Augusta, GA, Water & Sewer Revenue 5.00%, 10/1/2014 (a)	1,085,000	1,200,325
County of Douglas GA 5.00%, 8/1/2016	4,000,000	4,670,000
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,671,799
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,000,000	5,599,050
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	593,560
Series B 5.00%, 7/1/2022	4,500,000	5,343,525
Series I 5.00%, 7/1/2022	1,000,000	1,205,770
Series B 5.00%, 7/1/2024	1,145,000	1,333,891
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	4,500,000	5,636,385
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,577,588
Gwinnett County, GA, Water & Sewerage Authority 5.00%, 8/1/2024	2,500,000	3,037,775

		44,139,705

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

HAWAII — 1.1%
City & County of Honolulu HI, General Obligation Series A 5.25%, 8/1/2034	$1,500,000	$1,747,470
City & County of Honolulu HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	7,000,000	7,712,180
Hawaii, State General Obligation:
Series EA 5.00%, 12/1/2016	955,000	1,126,518
Series DJ 5.00%, 4/1/2023 (a)	1,090,000	1,235,188

		11,821,356

IDAHO — 0.5%
Idaho Housing & Finance Association Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,642,150

ILLINOIS — 3.2%
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (b)	600,000	227,580
Series A 5.25%, 1/1/2037	5,000,000	5,338,650
Chicago, IL, O’Hare International Airport Revenue Series A 5.00%, 1/1/2038 (a)	1,500,000	1,555,920
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	546,850
Chicago, IL, Water Revenue 5.25%, 11/1/2038	2,500,000	2,700,025
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,334,080
Series A 5.25%, 11/15/2033	8,520,000	9,295,661
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	1,000,000	1,070,170
Illinois, State General Obligation 5.00%, 1/1/2015 (a)	955,000	1,045,782
Illinois, State Toll Highway Authority 5.00%, 1/1/2028	1,300,000	1,408,238
Illinois, University of Chicago, Finance Authority Revenue Series B 6.25%, 7/1/2038	5,000,000	5,918,450
Kendall, Kane, & Will Counties, IL, School District No. 308, General Obligation Zero Coupon, 2/1/2022 (a)(b)	4,000,000	2,731,560

		34,172,966

INDIANA — 1.2%
Indiana, State Finance Authority, Highway Revenue Series A 4.50%, 6/1/2027 (a)	6,600,000	7,089,588
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,383,130
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	1,995,000	2,400,384

		12,873,102

IOWA — 0.1%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2020	600,000	729,360

KANSAS — 0.2%
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,152,434

KENTUCKY — 0.7%
Kentucky, State Economic Development Finance Authority Revenue Series A-1 6.00%, 12/1/2033 (a)	1,045,000	1,136,615
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 11/1/2017 (a)	450,000	531,549
Series A 5.00%, 11/1/2017	375,000	442,958
5.00%, 11/1/2018	1,000,000	1,200,320
5.00%, 8/1/2020	2,475,000	2,957,897
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,639,934

		7,909,273

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,149,420

MARYLAND — 2.7%
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,728,259
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,500,000	1,686,660
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025 (a)	480,000	481,123
Maryland, State General Obligation:
Series C 5.00%, 3/1/2017	2,900,000	3,452,711
Series E 5.00%, 8/1/2018	4,000,000	4,890,360
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2017	1,355,000	1,625,824
Montgomery County:
Series A 4.00%, 7/1/2030	5,000,000	5,293,050
Series A 5.00%, 7/1/2017	5,000,000	6,001,800

		29,159,787

MASSACHUSETTS — 2.0%
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,130,000	4,319,113
Series D 4.25%, 10/1/2027	2,750,000	3,003,577
Series A 5.00%, 3/1/2025	965,000	1,126,502
Series B 5.00%, 8/1/2025	5,000,000	5,815,650

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	$2,000,000	$2,387,820
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	438,198
Massachusetts, State School Building Authority Revenue:
Series A 4.35%, 8/15/2025	3,580,000	3,869,300
Series 2009-1 5.00%, 5/1/2019	815,000	987,511

		21,947,671

MICHIGAN — 0.9%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	500,000	523,765
5.25%, 11/1/2035	550,000	573,886
Michigan, Municipal Bond Authority Revenue:
4.63%, 10/1/2025	3,000,000	3,270,510
5.00%, 10/1/2023	1,000,000	1,178,810
5.00%, 10/1/2029	2,905,000	3,291,133
Michigan, State Grant Anticipation Revenue 5.25%, 9/15/2021 (a)	450,000	509,220

		9,347,324

MINNESOTA — 0.8%
Minnesota, State General Obligation:
Series D 5.00%, 8/1/2018	2,000,000	2,439,740
Series D 5.00%, 8/1/2019	2,275,000	2,807,600
Minnesota, State Public Facilities Authority, Clean Water Revenue Series B 5.00%, 3/1/2018	—	—
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,359,620

		8,606,960

MISSISSIPPI — 0.4%
Mississippi, State General Obligation:
Series B 5.00%, 12/1/2013	1,000,000	1,075,430
Series A 5.00%, 10/1/2036	3,000,000	3,347,910

		4,423,340

MISSOURI — 0.7%
Missouri, State Board of Public Buildings Special Obligation Series A 1.00%, 10/1/2026	965,000	661,710
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	613,960
Missouri, State Highways & Transit Commission, State Road Revenue, Second Lien:
5.25%, 5/1/2019	4,000,000	4,715,320
5.25%, 5/1/2020	1,000,000	1,170,300

		7,161,290

NEVADA — 0.7%
Clark County, NV, General Obligation 5.00%, 6/1/2026	390,000	423,263
Las Vegas Valley, NV, Water District, General Obligation:
Series B 5.00%, 6/1/2015	1,500,000	1,705,155
Series A 5.00%, 2/1/2033	350,000	372,120
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,830,795

		7,331,333

NEW JERSEY — 2.0%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	3,200,000	3,542,464
4.00%, 9/1/2027	2,520,000	2,702,347
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,706,931
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,604,439
New Jersey, State Transportation Trust Fund Authority Series A Zero Coupon, 12/15/2034 (b)	10,000,000	3,030,300

		21,586,481

NEW MEXICO — 1.8%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,351,243
New Mexico, Severance Tax Series A-1 4.00%, 7/1/2014	2,000,000	2,092,920
New Mexico, State Finance Authority 5.00%, 6/15/2017	3,000,000	3,579,360
New Mexico, State General Obligation 5.00%, 3/1/2017	5,000,000	5,952,950

		18,976,473

NEW YORK — 18.4%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,200,420
Erie County, NY, Industrial Development Agency Revenue:
5.25%, 5/1/2029	1,390,000	1,558,510
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,816,425
Series A 5.75%, 5/1/2021 (a)	3,000,000	3,575,430
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,440,648
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	1,000,000	1,018,840
156th Series 4.75%, 11/1/2036	7,000,000	7,498,680
5.00%, 7/15/2039	4,500,000	4,957,560
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,185,220
4.50%, 6/15/2032	1,000,000	1,056,950
Series DD 4.50%, 6/15/2038	2,310,000	2,402,308
Series DD 4.63%, 6/15/2031	1,030,000	1,099,329
5.00%, 6/15/2026	3,000,000	3,492,120
5.00%, 6/15/2027	545,000	617,736

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 6/15/2038	$1,000,000	$1,077,560
5.00%, 6/15/2043	3,500,000	3,780,910
Series GG-2 5.25%, 6/15/2040	625,000	686,513
Series A 5.50%, 6/15/2021	1,150,000	1,393,915
New York, NY, City Transitional Finance Authority:
Series B 5.00%, 11/1/2014	1,050,000	1,169,301
Series B 5.00%, 11/1/2016	1,000,000	1,178,920
5.00%, 11/1/2020	1,000,000	1,215,370
5.00%, 5/1/2023	865,000	1,004,421
Series B 5.00%, 11/1/2026	7,000,000	7,882,420
Series C 5.00%, 11/1/2028	2,000,000	2,309,100
5.50%, 11/1/2035	4,435,000	5,169,214
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	1,012,606
Series C 5.00%, 8/1/2015	5,000,000	5,684,100
Series C 5.00%, 11/15/2016	5,000,000	5,887,200
5.00%, 3/1/2017	5,000,000	5,869,050
Series C 5.25%, 8/1/2017	550,000	658,592
Series B-1 5.25%, 9/1/2023	7,180,000	8,323,846
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,750,000	6,158,652
5.63%, 1/15/2046	1,000,000	1,104,150
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series A-2 5.00%, 11/15/2029	12,620,000	14,171,881
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,530,640
Series A 5.00%, 7/1/2038	3,350,000	3,548,387
5.25%, 7/1/2048	3,065,000	3,306,185
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	530,100
Series E 5.00%, 8/15/2018	400,000	479,824
Series A 5.00%, 3/15/2020	1,000,000	1,215,320
Series C 5.00%, 3/15/2025	4,550,000	5,321,635
Series B 5.25%, 2/15/2022	500,000	605,150
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	830,985
Series A 5.00%, 2/15/2020	7,850,000	9,562,006
5.00%, 7/1/2021	700,000	844,571
5.00%, 2/15/2029	750,000	840,420
New York, State Environmental Facilities Corp. Revenue:
Series A 4.50%, 6/15/2036	1,500,000	1,567,740
Series A 5.13%, 6/15/2038	1,000,000	1,105,230
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,638,120
4.00%, 3/1/2018	1,030,000	1,185,128
Series E 5.00%, 8/1/2018	635,000	759,301
Series A-1 5.25%, 8/15/2028	760,000	866,871
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	2,985,023
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2020	3,000,000	3,539,220
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,930,482
Series A 5.00%, 3/15/2028	2,000,000	2,293,420
Series A 5.00%, 3/15/2029	2,000,000	2,243,800
New York, State Thruway Authority, Second General Highway & Bridge Trust Fund Series A 5.00%, 4/1/2021	500,000	572,750
New York, State Urban Development Corp., Revenue:
Series A 4.00%, 3/15/2041	1,470,000	1,476,571
Series A-1 5.00%, 12/15/2016	2,630,000	3,110,185
Series B 5.00%, 3/15/2020	2,480,000	2,909,164
Series B-1 5.00%, 3/15/2036	1,000,000	1,088,560
New York, Triborough Bridge & Tunnel Authority Revenue Series A 5.00%, 1/1/2023	11,500,000	13,938,460
Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	3,910,000	4,152,107

		197,635,252

NORTH CAROLINA — 3.3%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	571,344
Charlotte, NC, Water & Sewer System Revenue 5.00%, 7/1/2038	8,585,000	9,406,842
Mecklenburg County, NC, General Obligation:
Series A 4.00%, 8/1/2015	3,135,000	3,482,076
Series A 5.00%, 8/1/2015	1,000,000	1,143,560
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	4,500,000	4,975,650
Series A 5.00%, 5/1/2016	3,000,000	3,454,620
Series A 5.00%, 5/1/2017	2,125,000	2,505,333
North Carolina, State General Obligation Series A 5.00%, 3/1/2018	2,165,000	2,627,357
North Carolina, State Grant Anticipation Revenue 5.00%, 3/1/2019	1,930,000	2,332,270
North Carolina, State Turnpike Authority 5.00%, 7/1/2041	1,000,000	1,097,630
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	4,032,101

		35,628,783

OHIO — 2.7%
Columbus, OH, General Obligation:
Series A 4.00%, 6/1/2014	10,000,000	10,754,900
Series A 5.00%, 9/1/2018	300,000	356,751
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,712,600
Ohio, State General Obligation 5.00%, 8/1/2021	4,885,000	5,981,536

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, State Water Development Authority, Water Pollution Control Revenue 5.00%, 12/1/2020	$2,630,000	$3,214,754
Ohio, University of Akron, General Receipts:
Series A 5.00%, 1/1/2033 (a)	1,000,000	1,060,790
Series B 5.25%, 1/1/2023 (a)	1,970,000	2,223,145

		29,304,476

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2023	2,000,000	2,381,720
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	535,000	624,206

		3,005,926

OREGON — 1.4%
Oregon, State Department of Transportation Revenue:
Series C 5.00%, 11/15/2015	1,500,000	1,728,600
Series A 5.00%, 11/15/2033	1,500,000	1,672,530
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	5,050,955
Salem-Keizer, OR, School District No. 24J, General Obligation:
Series B Zero Coupon, 6/15/2021 (b)	2,010,000	1,574,895
Series B Zero Coupon, 6/15/2028 (b)	9,745,000	5,432,935

		15,459,915

PENNSYLVANIA — 2.9%
Central Bucks, PA, School District 5.00%, 5/15/2023	2,500,000	3,050,125
Pennsylvania, State General Obligation:
Series A 4.50%, 11/1/2021	1,390,000	1,581,876
Series A 5.00%, 11/1/2013	1,000,000	1,073,790
5.00%, 3/15/2015	4,750,000	5,353,677
5.00%, 5/15/2015	1,000,000	1,133,540
5.00%, 7/1/2015	5,000,000	5,691,300
5.00%, 3/15/2017	2,630,000	3,114,183
5.00%, 4/15/2021	4,000,000	4,815,360
Series A 5.00%, 5/1/2021	1,340,000	1,630,566
5.00%, 11/15/2023	755,000	916,117
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	308,799
Series C 6.00%, 6/1/2023 (a)	755,000	892,636
Philadelphia, PA, General Obligation Series A 5.00%, 8/1/2018 (a)	1,870,000	2,099,692

		31,661,661

PUERTO RICO — 0.7%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,590,113
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	10,000,000	2,463,100
Series C Zero Coupon, 8/1/2038 (b)	5,000,000	1,156,350
Series A Zero Coupon, 8/1/2044 (a)(b)	4,500,000	731,475

		7,941,038

RHODE ISLAND — 0.1%
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	539,377

SOUTH CAROLINA — 1.1%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,082,670
5.00%, 11/1/2023	1,035,000	1,272,915
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	990,000	1,073,467
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,851,410
South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	2,500,000	2,915,200
Series E 5.00%, 1/1/2040	2,200,000	2,431,418

		11,627,080

TENNESSEE — 2.0%
Chattanooga, TN, Electric Revenue Series A 5.00%, 9/1/2027	3,950,000	4,420,090
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,834,650
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue:
Series A 5.00%, 10/1/2013	2,000,000	2,137,940
Series B 5.00%, 10/1/2039	1,000,000	1,097,410
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	856,716
Series A 5.00%, 3/1/2024	5,000,000	6,210,450
Tennessee, State General Obligation:
Series A 5.00%, 10/1/2021	1,900,000	2,394,285
Series A 5.00%, 10/1/2031	2,500,000	2,921,575

		21,873,116

TEXAS — 8.1%
Austin, TX, General Obligation 5.00%, 9/1/2022	570,000	708,738
Austin, TX, Water & Wastewater System Revenue 5.00%, 11/15/2041	1,500,000	1,657,770
County of Harris TX 5.00%, 10/1/2025	400,000	471,724
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (a)	500,000	588,805
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.50%, 12/1/2027 (a)	2,000,000	2,180,320
Series A 5.00%, 12/1/2015	6,785,000	7,786,466

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (a)	$700,000	$764,288
5.25%, 8/15/2038 (a)	510,000	550,627
Dallas, TX, General Obligation 5.00%, 2/15/2021	425,000	504,777
Eagle Mountain & Saginaw, TX, Independent School District 5.00%, 8/15/2037 (a)	3,200,000	3,534,848
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	475,060
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Series A 5.00%, 11/1/2031	5,395,000	6,090,577
Harris County, TX, Flood Control District:
Series A 5.00%, 10/1/2039	1,585,000	1,747,336
Series A 5.25%, 10/1/2018	580,000	716,080
Series A 5.25%, 10/1/2021	1,975,000	2,513,701
Harris County, TX, General Obligation 5.00%, 10/1/2024	7,000,000	8,313,760
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,224,400
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,024,251
Houston, TX, General Obligation Series A 5.00%, 3/1/2022	2,000,000	2,370,920
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,192,434
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	2,979,400
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,580,269
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,108,400
San Antonio, TX, General Obligation:
5.00%, 2/1/2018	500,000	600,340
5.00%, 2/1/2019	3,000,000	3,650,430
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025	2,000,000	2,351,780
Texas, State General Obligation:
4.75%, 4/1/2037	1,940,000	2,097,276
5.00%, 4/1/2019	1,485,000	1,774,248
Series A 5.00%, 8/1/2024	—	—
Series A 5.00%, 8/1/2027	1,000,000	1,147,280
5.00%, 4/1/2029	1,850,000	2,097,067
Texas, State Public Finance Authority:
Series A 5.00%, 7/1/2014	1,225,000	1,350,036
Series A 5.00%, 1/1/2017	1,100,000	1,268,190
Series B 5.00%, 7/1/2018	700,000	798,000
Texas, State Transportation Commission 5.00%, 4/1/2024	2,125,000	2,435,122
Texas, State Water Development Board, Revenue, Sub Lien A-1 5.00%, 7/15/2015	6,370,000	7,270,145
University of Texas, Revenue Series A 4.00%, 8/15/2021	500,000	578,065
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	702,825

		87,205,755

UTAH — 0.4%
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	458,007
Series A 5.00%, 6/15/2036 (a)	3,850,000	4,191,418

		4,649,425

VIRGINIA — 2.1%
Fairfax County, VA, General Obligation Series A 5.00%, 4/1/2030	450,000	525,101
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	492,975
Virginia, College Building Authority, Educational Facilities Revenue:
5.00%, 9/1/2022	5,945,000	7,028,060
5.00%, 2/1/2027	3,620,000	4,186,675
Virginia, Commonwealth Transportation Board Revenue 5.00%, 5/15/2014	500,000	547,250
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,000,000	3,588,030
Series B 5.25%, 8/1/2027	2,000,000	2,285,880
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	3,993,332

		22,647,303

WASHINGTON — 5.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue:
Series A 5.00%, 11/1/2032 (a)	3,000,000	3,262,470
Series A 5.00%, 11/1/2036	2,000,000	2,150,700
Energy Northwest, WA, Electric Revenue:
Series A 5.00%, 7/1/2014	1,000,000	1,099,940
Series A 5.00%, 7/1/2017	4,195,000	4,983,618
Seattle, WA, Municipal Light & Power Revenue 5.50%, 4/1/2022	1,435,000	1,722,832
Snohomish County, WA, School District No. 201 5.25%, 12/1/2024	2,825,000	3,306,239
Washington, State General Obligation:
Series D 4.00%, 2/1/2030	1,000,000	1,031,140
Series D 4.00%, 2/1/2037	12,500,000	12,441,000
Series R 5.00%, 7/1/2016	10,000,000	11,652,400
Series A 5.00%, 7/1/2023	900,000	1,034,181
Series D 5.00%, 1/1/2027	6,945,000	7,804,791
Series A 5.00%, 7/1/2032	2,000,000	2,254,620

SPDR Nuveen Barclays Capital Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Series C 5.00%, 6/1/2041	$7,000,000	$7,683,970

		60,427,901

WISCONSIN — 1.6%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,353,816
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,300,000	1,471,483
Series C 5.00%, 5/1/2014	2,000,000	2,187,300

		17,012,599

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,003,334,936)		1,062,995,421

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $1,011,109)	1,011,109	1,011,109

TOTAL INVESTMENTS — 98.9% (f)
(Cost $1,004,346,045)		1,064,006,530
OTHER ASSETS & LIABILITIES — 1.1%		12,278,711

NET ASSETS — 100.0%		$1,076,285,241

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	5.33%
	Assured Guaranty Corp.	1.74%
	National Public Finance Guarantee Corp.	0.86%
	Permanent School Fund Guaranteed	0.82%
	Ambac Financial Group	0.32%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
Escrow to Maturity = Bonds bearing this description are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.7%
CALIFORNIA — 98.1%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,829,256
Anaheim, CA, Public Financing Authority Revenue 4.50%, 10/1/2037 (a)	300,000	302,133
Antelope Valley-East Kern, CA, Water Agency, Certificates of Participation Series A-1 4.38%, 6/1/2037	550,000	545,413
Bakersfield, CA, Wastewater Revenue Series A 5.00%, 9/15/2032 (a)	300,000	317,556
California, Bay Area Toll Authority Revenue 5.13%, 4/1/2039	125,000	136,529
California, State Department of Water Resources:
Series M 4.00%, 5/1/2019	2,000,000	2,298,200
Series H 4.38%, 5/1/2022 (a)	1,150,000	1,278,351
Series L 5.00%, 5/1/2019	1,540,000	1,871,670
Series AJ 5.00%, 12/1/2021	400,000	507,320
Series AE 5.00%, 12/1/2022	1,000,000	1,162,290
Series AF 5.00%, 12/1/2026	660,000	748,777
California, State Public Works Board, Lease Revenue:
5.00%, 9/1/2020 (a)	250,000	298,590
5.00%, 4/1/2034	340,000	359,921
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,577,670
Chabot-Las Positas, CA, Community College District, General Obligation Series B Zero Coupon, 8/1/2024 (a)(b)	1,400,000	791,112
Chaffey Community College District, CA, Election of 2002 Series C 5.00%, 6/1/2032 (a)	1,000,000	1,086,410
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	171,490
Series H 5.00%, 7/1/2035	1,000,000	1,064,920
El Dorado, CA, Irrigation District, Certificates of Participation Series A 6.25%, 8/1/2029 (a)	1,200,000	1,269,972
Foothill-De Anza, CA, Community College District, General Obligation Series B 5.00%, 8/1/2027 (a)	1,000,000	1,103,410
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	1,910,385
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,360,997
5.00%, 7/1/2026	2,450,000	2,825,266
Los Angeles, CA, Community College District, General Obligation:
Series F-1 5.00%, 8/1/2026	100,000	112,421
Series A 5.00%, 8/1/2032 (a)	1,000,000	1,091,020
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,171,220
Series D 5.00%, 5/15/2040	1,000,000	1,078,730
Series C 5.25%, 5/15/2038	145,000	154,982
Los Angeles, CA, Department of Water & Power:
Series A 4.00%, 7/1/2013	100,000	104,659
Series A-1 5.00%, 7/1/2023 (a)	400,000	449,664
5.00%, 7/1/2037 (a)	200,000	210,908
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,687,558
Series C 5.25%, 8/1/2023	700,000	824,502
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	280,405
Series KY 5.00%, 7/1/2015	2,325,000	2,636,038
Series F 5.00%, 1/1/2034	1,000,000	1,086,500
Series D 5.25%, 7/1/2025	1,500,000	1,730,805
Los Angeles, CA, Wastewater System Revenue 5.00%, 6/1/2039	500,000	534,685
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,148,240
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	340,000	373,704
Marin, CA, Community College District Election of 2004 Series B 4.75%, 8/1/2034	1,000,000	1,086,170
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	287,670
Series A 5.00%, 1/1/2031	850,000	949,178
Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	4,000,000	619,760
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	800,000	848,400
Palomar, CA, Community College District Election of 2006 Series B Zero Coupon, 8/1/2039 (b)	1,410,000	744,720
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	6,000,000	880,380
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	917,339
Sacramento County, CA, Sanitation District Financing Authority Revenue Series A 5.25%, 12/1/2022 (a)	535,000	655,600
Sacramento, CA, Municipal Utility District, Electric Revenue:
Series U 5.00%, 8/15/2022 (a)	550,000	629,723
Series U 5.00%, 8/15/2023 (a)	1,000,000	1,138,010
San Bernardino, CA, Community College District:
Series B Zero Coupon, 8/1/2028 (b)	1,050,000	473,372
Series D Zero Coupon, 8/1/2032 (b)	2,290,000	803,469

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	$200,000	$224,878
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	238,320
San Diego, CA, Community College District Election of 2006 5.00%, 8/1/2032 (a)	1,000,000	1,087,950
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue Series A 5.25%, 5/15/2039	500,000	551,020
San Diego, CA, Public Facilities Financing Authority, Water Revenue Series A 5.00%, 8/1/2024	1,000,000	1,169,610
San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	3,000,000	1,330,320
San Francisco, CA, Bay Area Rapid Transit District Election of 2004 Series B 5.00%, 8/1/2022	500,000	579,785
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	560,289
Series D 5.00%, 11/1/2015	1,000,000	1,147,730
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	934,872
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,126,970
Series A 5.50%, 3/1/2041	300,000	340,896
San Juan, CA, Public Power Agency Project Revenue Series L 5.00%, 7/1/2022 (a)	100,000	110,822
San Marcos, CA, Schools Financing Authority, Lease Revenue:
Zero Coupon, 8/15/2031 (a)(b)	1,000,000	367,290
Zero Coupon, 8/15/2034 (a)(b)	1,110,000	335,664
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,072,310
San Mateo, CA, Unified High School District, General Obligation Series C Zero Coupon, 9/1/2027 (a)(b)	2,535,000	1,244,710
Santa Clara County, CA, Financing Authority, Lease Revenue:
Series L 5.00%, 5/15/2028	750,000	812,273
Series L 5.25%, 5/15/2036	1,000,000	1,074,450
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue Series A 5.00%, 4/1/2036 (a)	500,000	533,370
Santa Clara Valley, CA, Water District, Certificates of Participation:
Series A 5.00%, 2/1/2030	200,000	213,294
Series A 5.00%, 6/1/2037 (a)	500,000	524,020
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,177,790
5.00%, 7/1/2030	1,500,000	1,654,155
Stanford University, Educational Facilities Authority Revenue:
Series T-4 5.00%, 3/15/2014	450,000	489,924
Series T-1 5.00%, 3/15/2039	350,000	465,472
Sweetwater, CA, Union High School District Election of 2006 Series A 5.00%, 8/1/2038 (a)	565,000	588,572
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,276,727
Series J 4.50%, 5/15/2035 (a)	1,750,000	1,776,180
Series K 5.00%, 5/15/2020 (a)	250,000	279,475
Series Q 5.25%, 5/15/2023	1,000,000	1,150,950
University of Southern California, Educational Facilities Authority Revenue:
Series A 4.75%, 10/1/2037	740,000	792,340
Series A 5.00%, 10/1/2039	500,000	548,995
Yosemite, CA, Community College District, General Obligation Zero Coupon, 8/1/2042 (b)	500,000	167,935

		77,476,828

PUERTO RICO — 0.6%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2038 (b)	1,000,000	231,270
Series A Zero Coupon, 8/1/2044 (a)(b)	1,500,000	243,825

		475,095

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $71,962,868)		77,951,923

	Shares
SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $128,346)	128,346	128,346

TOTAL INVESTMENTS — 98.9% (f)
(Cost $72,091,214)		78,080,269
OTHER ASSETS & LIABILITIES — 1.1%		856,668

NET ASSETS — 100.0%		$78,936,937

SPDR Nuveen Barclays Capital California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	15.73%
	National Public Finance Guarantee Corp.	7.25%
	Ambac Financial Group	3.91%
	Assured Guaranty Corp.	2.68%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
NEW YORK — 95.4%
Albany County, NY, Airport Authority Revenue Series A 4.00%, 12/15/2024 (a)	$300,000	$307,155
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	500,000	585,835
Nassau County, NY, General Obligation:
Series C 5.00%, 7/1/2015 (a)	500,000	553,985
Series C 5.13%, 10/1/2035 (a)	100,000	107,555
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	423,680
Series A 5.00%, 11/15/2014	100,000	111,090
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	451,968
New York & New Jersey, Port Authority Revenue:
4.25%, 7/15/2040	500,000	509,420
5.00%, 7/15/2022	100,000	114,820
5.00%, 7/15/2039	500,000	550,840
New York City, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	328,482
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	152,828
Series B 5.00%, 11/1/2015	200,000	230,234
Series E 5.00%, 11/1/2017	500,000	600,365
Series A 5.00%, 11/1/2018	100,000	120,722
Series B 5.00%, 11/1/2018	200,000	241,306
Series S-5 5.00%, 1/15/2026	200,000	225,020
Series S-1A 5.25%, 7/15/2037	500,000	556,640
Series S-4 5.50%, 1/15/2033	500,000	565,345
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	216,470
Series E 4.00%, 8/1/2022	250,000	279,938
Series K 5.00%, 8/1/2013	200,000	212,392
Series E 5.00%, 8/1/2021	300,000	359,034
Series G 5.00%, 8/1/2023	105,000	120,035
Series C 5.00%, 8/1/2024	950,000	1,090,220
Series E 5.00%, 8/1/2025	775,000	884,972
Series A-1 5.00%, 8/1/2035	250,000	276,460
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	500,000	535,535
5.25%, 12/15/2043	500,000	556,175
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	250,385
Series DD 4.75%, 6/15/2035	100,000	105,111
Series HH 5.00%, 6/15/2032	1,000,000	1,115,370
Series GG-2 5.00%, 6/15/2035	100,000	108,406
Series AA 5.00%, 6/15/2044	500,000	539,330
Series DD 5.25%, 6/15/2024	200,000	229,654
Series EE 5.38%, 6/15/2043	370,000	412,794
Series A 5.63%, 6/15/2024	130,000	154,497
New York, State Dormitory Authority Revenue:
4.00%, 1/15/2022	500,000	533,020
Series C 5.00%, 10/1/2031 (a)	600,000	648,180
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	276,608
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	393,816
Series A 5.00%, 7/1/2039	300,000	328,149
New York, State Dormitory Authority Revenue, Fordham University:
Series A 5.00%, 3/15/2017	100,000	118,199
5.00%, 10/1/2019 (a)	125,000	142,894
Series B 5.00%, 7/1/2033 (a)	500,000	533,605
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	260,856
New York, State Dormitory Authority Revenue, Non State Supported Debt Series E 5.00%, 1/1/2019	250,000	295,517
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series B 5.00%, 2/15/2018	125,000	148,850
Series B 5.00%, 3/15/2028	260,000	301,753
New York, State Environmental Facilities Corp. Revenue:
5.00%, 6/15/2036	500,000	549,435
5.00%, 6/15/2041	250,000	273,293
Series A 5.25%, 12/15/2026	200,000	235,740
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	594,841
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	240,986
Series A 5.00%, 4/1/2019	580,000	692,607
Series A 5.00%, 4/1/2020	435,000	513,187
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	225,456
New York, State Power Authority Series C 5.00%, 11/15/2020 (a)	250,000	289,202
New York, State Thruway Authority, General Revenue Series B 5.00%, 4/1/2027	300,000	328,737
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	363,285
Series B 5.00%, 4/1/2029	300,000	330,822
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	545,950
Series A 5.00%, 3/15/2016	250,000	289,132
5.00%, 12/15/2017	200,000	240,872
New York, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	606,020
5.00%, 11/15/2033	250,000	275,823

SPDR Nuveen Barclays Capital New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Oyster Bay, NY, General Obligation 4.00%, 8/15/2026	$740,000	$785,821
State of New York, General Obligation Series C 4.50%, 2/1/2020	200,000	238,120
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	526,410
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	618,810

		26,930,064

PUERTO RICO — 3.1%
Puerto Rico, Electric Power Authority Revenue Series UU 5.00%, 7/1/2016 (a)	500,000	561,995
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2038 (b)	500,000	115,635
Series A Zero Coupon, 8/1/2044 (a)(b)	1,335,000	217,004

		894,634

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $26,486,862)		27,824,698

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $80,215)	80,215	80,215

TOTAL INVESTMENTS — 98.8% (f)
(Cost $26,567,077)		27,904,913
OTHER ASSETS & LIABILITIES — 1.2%		327,319

NET ASSETS — 100.0%		$28,232,232

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	7.62%
	Assured Guaranty Corp.	5.37%
	National Public Finance Guarantee Corp.	1.79%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.7%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,526,850
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	924,239
Series A 5.00%, 5/1/2014	1,500,000	1,631,010
Series A 5.00%, 5/1/2016	600,000	694,032
Series A 5.00%, 3/1/2017	1,000,000	1,171,210

		9,947,341

ALASKA — 0.1%
Alaska Municipal Bond Bank Authority 5.00%, 9/1/2016	1,000,000	1,165,020

ARIZONA — 2.4%
Arizona, Salt River Project, Electrical Systems Revenue:
Series A 3.00%, 1/1/2014	1,070,000	1,118,043
Series B 3.00%, 1/1/2014	5,000,000	5,224,500
Arizona, State Certificates of Participation:
Series A 5.00%, 10/1/2013 (a)	6,500,000	6,914,050
5.00%, 10/1/2014 (a)	10,375,000	11,254,489
Arizona, State Transportation Board, Excise Tax Revenue 5.00%, 7/1/2013	2,750,000	2,909,335
Gilbert, AZ, General Obligation 5.00%, 7/1/2013	8,740,000	9,198,151

		36,618,568

ARKANSAS — 1.2%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	18,386,010

CALIFORNIA — 9.3%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,394,602
Series M 4.00%, 5/1/2015	6,000,000	6,601,260
Series L 5.00%, 5/1/2014	5,075,000	5,548,041
Series M 5.00%, 5/1/2014	550,000	601,266
Series L 5.00%, 5/1/2015	6,000,000	6,783,480
Series M 5.00%, 5/1/2016	4,900,000	5,687,087
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,646,760
Los Angeles County, CA, Metropolitan Transportation Authority Sales Tax Revenue:
3.00%, 7/1/2013	3,000,000	3,098,790
4.00%, 6/1/2013	2,300,000	2,397,773
Series A 5.00%, 7/1/2013 (a)	1,000,000	1,057,430
Los Angeles, CA, Department of Water & Power Revenue Series A 4.00%, 7/1/2013	5,000,000	5,232,950
Los Angeles, CA, General Obligation Series A 2.50%, 9/1/2014	8,825,000	9,223,096
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,804,050
Series I 5.00%, 7/1/2013	2,250,000	2,380,950
Series H 5.00%, 7/1/2014 (a)	3,975,000	4,381,682
Series I 5.00%, 7/1/2014	2,000,000	2,197,060
Northern California Power Agency Revenue, Hydroelectric No-1 Series C 5.00%, 7/1/2014 (a)	1,500,000	1,627,410
San Diego County Water Authority 5.00%, 7/1/2016	10,000,000	11,616,200
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	750,000	818,708
5.00%, 5/15/2015	2,165,000	2,439,803
San Francisco, CA, City & County Public Utilities Commission, Water Revenue Series D 5.00%, 11/1/2015	5,360,000	6,151,833
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,457,350
Series B 5.00%, 9/1/2016	5,260,000	6,037,586
San Francisco, CA, City & County, General Obligation:
Series 2008-R1 5.00%, 6/15/2013	3,000,000	3,168,000
Series A 5.00%, 6/15/2014	10,075,000	11,092,474
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,670,747
Southern California Public Power Authority 5.00%, 7/1/2016	725,000	840,217
University of California, Revenue Series O 5.00%, 5/15/2013	3,000,000	3,155,970

		141,112,575

COLORADO — 1.1%
Colorado State, Certificates of Participation 5.00%, 11/1/2016	2,085,000	2,399,501
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	10,000,000	11,815,700
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,265,446

		16,480,647

CONNECTICUT — 4.5%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,818,815
5.00%, 3/15/2013	2,670,000	2,791,485
Series D 5.00%, 11/1/2013	1,000,000	1,073,130
Series A 5.00%, 1/1/2014	900,000	971,775
Series D 5.00%, 1/1/2014	450,000	485,888
Series F 5.00%, 12/1/2014	13,750,000	15,358,612
Series A 5.00%, 1/1/2015	12,750,000	14,273,115
5.00%, 3/15/2015	5,000,000	5,637,000
Series D 5.00%, 12/1/2016	500,000	591,555

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Connecticut, State Health & Educational Facility Authority Revenue Series A-4 5.00%, 7/1/2049 (b)	$5,000,000	$5,596,150
Connecticut, State Special Tax Obligation Revenue:
Series A 5.00%, 12/1/2013	5,575,000	6,002,268
Series A 5.00%, 12/1/2014	3,750,000	4,184,475
5.00%, 11/1/2015	500,000	574,625
Series 1 5.00%, 2/1/2016	3,100,000	3,574,269
Series A 5.00%, 11/1/2016	2,650,000	3,116,347
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	434,779

		68,484,288

DELAWARE — 0.4%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	233,861
Series 2009A 5.00%, 1/1/2014	1,200,000	1,296,804
Series A 5.00%, 7/1/2015	4,000,000	4,568,320

		6,098,985

DISTRICT OF COLUMBIA — 0.1%
District of Columbia, Income Tax Revenue Series B 4.00%, 12/1/2013	2,000,000	2,121,960

FLORIDA — 4.6%
Florida, State Board of Education, General Obligation:
Series D 5.00%, 6/1/2013	1,000,000	1,054,900
Series C 5.00%, 6/1/2014	9,585,000	10,527,205
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,891,849
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	2,000,000	2,168,020
Florida, State Hurricane Catastrophe Fund, Finance Corp. Revenue Series A 5.00%, 7/1/2016	5,485,000	6,172,271
Jacksonville, FL, Special Tax Revenue:
Series B 5.00%, 10/1/2013	7,705,000	8,192,187
5.00%, 10/1/2014	9,120,000	10,118,184
Series B 5.00%, 10/1/2015	7,705,000	8,765,670
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,387,318
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	157,356
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,547,245
Tampa Bay, FL, Water Revenue 5.00%, 10/1/2013	1,500,000	1,604,145

		69,586,350

GEORGIA — 4.0%
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,671,799
Georgia, State Environmental Loan Acquisition Corp. Revenue 2.40%, 3/15/2016	5,295,000	5,322,799
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	209,194
Series B 4.00%, 1/1/2015	1,000,000	1,094,890
Series E-2 4.00%, 9/1/2016	4,400,000	4,994,308
Series F 5.00%, 12/1/2013	2,250,000	2,424,802
Series C 5.00%, 7/1/2014	5,000,000	5,511,550
Series G 5.00%, 11/1/2014	6,535,000	7,291,818
Series D 5.00%, 5/1/2015	600,000	681,102
Series E 5.00%, 7/1/2016	2,990,000	3,505,835
Series I 5.00%, 11/1/2016	7,480,000	8,858,863
Series F 5.00%, 12/1/2016	4,790,000	5,686,305
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	544,080
Series A 5.00%, 3/1/2016	4,590,000	5,303,424
Series A 5.00%, 6/1/2016	2,000,000	2,329,460
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,682,960
State of Georgia 5.00%, 12/1/2014	500,000	559,620

		60,672,809

HAWAII — 1.2%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	257,575
Series DT 4.00%, 11/1/2014	2,000,000	2,175,100
Series DG 5.00%, 7/1/2012 (a)	120,000	121,397
Series DK 5.00%, 5/1/2014	1,000,000	1,093,210
Series DY 5.00%, 2/1/2015	1,000,000	1,121,860
Series EA 5.00%, 12/1/2016	1,715,000	2,023,014
Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	1,750,000	1,830,430
Series C 4.00%, 4/1/2013	2,035,000	2,111,373
Series B 5.25%, 7/1/2014 (a)	3,875,000	4,278,349
5.25%, 7/1/2016 (a)	2,250,000	2,641,005

		17,653,313

ILLINOIS — 1.2%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,635,690
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	2,014,283
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,758,097
3.00%, 6/15/2016	2,000,000	2,150,320
5.00%, 6/15/2015	2,575,000	2,909,570
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,125,700
University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015 (a)	2,420,000	2,646,536

		18,240,196

INDIANA — 0.7%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,400,075

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Indiana, State Finance Authority, Lease Revenue:
Series A-1 5.00%, 11/1/2014	$5,000,000	$5,487,000
Series A-1 5.00%, 11/1/2016	2,665,000	3,061,898
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	550,565

		10,499,538

IOWA — 0.2%
Iowa, State Finance Authority Revenue 5.00%, 8/1/2016	1,000,000	1,170,270
Iowa, State Special Obligation Series A 4.00%, 6/1/2013	1,200,000	1,251,156

		2,421,426

KENTUCKY — 0.6%
Kentucky Turnpike Authority 4.00%, 7/1/2017	500,000	568,455
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	247,106
Series A 5.00%, 11/1/2014	1,000,000	1,108,720
Series A 5.00%, 8/1/2016	4,690,000	5,438,852
Kentucky, State Turnpike Authority Revenue 5.00%, 7/1/2016	1,865,000	2,170,655

		9,533,788

LOUISIANA — 0.7%
Louisiana, Public Facilities Authority Revenue 4.00%, 6/1/2013 (a)	4,800,000	4,941,696
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,467,150

		10,408,846

MARYLAND — 5.3%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,167,250
Baltimore County, MD, General Obligation:
5.00%, 2/1/2014	3,230,000	3,501,126
5.00%, 2/1/2016	2,000,000	2,319,080
Maryland, State Department of Transportation Revenue 5.00%, 2/15/2015	1,100,000	1,236,884
Maryland, State Department of Transportation, Revenue:
4.00%, 2/15/2014	2,500,000	2,666,475
5.00%, 5/1/2016	2,000,000	2,326,480
Maryland, State General Obligation:
Series A 3.00%, 3/1/2014	2,875,000	3,017,514
5.00%, 7/15/2013	1,175,000	1,246,311
Series B 5.00%, 8/1/2013	1,000,000	1,062,650
Series C 5.00%, 3/1/2016	2,240,000	2,598,467
Series B 5.00%, 8/1/2016	4,875,000	5,725,444
Series E 5.00%, 8/1/2016	14,500,000	17,029,525
Series C 5.00%, 11/1/2016	1,025,000	1,212,934
Series B 5.25%, 8/15/2014	200,000	222,698
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2015	1,025,000	1,160,936
Montgomery County, MD, General Obligation:
Series A 5.00%, 5/1/2013	1,500,000	1,576,935
Series A 5.00%, 8/1/2015	16,250,000	18,588,537
Series A 5.00%, 7/1/2016	3,835,000	4,501,868
Series A 5.00%, 7/1/2016	4,900,000	5,752,061
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	3,050,298
Series A 5.00%, 6/1/2013	500,000	527,450

		80,490,923

MASSACHUSETTS — 3.1%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,262,294
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	5,068,857
Massachusetts Bay Transportation Authority, Sales Tax Revenue Series A 5.00%, 7/1/2015	1,000,000	1,142,080
Massachusetts, State General Obligation:
Series C 3.00%, 1/1/2014	4,125,000	4,313,884
Series B 4.00%, 6/1/2013	1,000,000	1,043,460
Series C 4.00%, 12/1/2015	2,790,000	3,126,251
Series A 5.00%, 9/1/2014	1,500,000	1,662,915
Series C 5.00%, 1/1/2015	1,000,000	1,121,210
Series B 5.00%, 7/1/2016	1,000,000	1,170,240
Series A 5.00%, 8/1/2016	3,290,000	3,859,367
Series B 5.00%, 8/1/2016	10,000,000	11,730,600
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 4.00%, 5/15/2013	2,275,000	2,369,822
Series A 5.00%, 8/15/2013 (a)	160,000	170,249
Massachusetts, State Special Obligation Series A 5.00%, 6/15/2015	2,100,000	2,392,152

		47,433,381

MICHIGAN — 0.4%
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,212,922

MINNESOTA — 3.1%
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	350,000	388,871
Series A 5.00%, 6/1/2013	1,310,000	1,381,919
Series A 5.00%, 8/1/2013	9,075,000	9,644,820
Series H 5.00%, 11/1/2013	1,000,000	1,074,620
Series A 5.00%, 6/1/2014	1,675,000	1,838,882
Series D 5.00%, 8/1/2014	2,825,000	3,124,026
Series A 5.00%, 6/1/2015	1,685,000	1,916,603
Series D 5.00%, 8/1/2015	7,675,000	8,779,509
Series A 5.00%, 8/1/2016	400,000	469,408
Series D 5.00%, 8/1/2016	1,000,000	1,173,520
Series E 5.00%, 8/1/2016	1,550,000	1,818,956
Series A 5.00%, 10/1/2016	5,000,000	5,898,000

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Northern Municipal Power Agency, Electric System Revenue Series A 5.00%, 1/1/2014 (a)	$1,000,000	$1,074,660
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	8,046,850

		46,630,644

MISSOURI — 0.5%
Missouri, State Highways & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2014	7,350,000	8,035,094

NEBRASKA — 0.2%
Omaha, NE, General Obligation 3.75%, 6/1/2013	1,000,000	1,040,100
Omaha, NE, Public Power District Electric Revenue Series A 5.00%, 2/1/2016	2,000,000	2,309,240

		3,349,340

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	3,069,734
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,150,399
Las Vegas Valley, NV, Water District General Obligation Series A 5.00%, 2/1/2013	275,000	285,359

		6,505,492

NEW JERSEY — 1.6%
New Jersey, Princeton University, State Educational Facilities Authority Revenue Series K 5.00%, 7/1/2013	500,000	529,425
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	14,328,210
Series A 5.00%, 6/15/2015	220,000	241,340
5.00%, 8/1/2015	2,445,000	2,782,117
Series Q 5.00%, 8/15/2016	4,850,000	5,658,204
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	271,552

		23,810,848

NEW MEXICO — 1.2%
Albuquerque, NM, Municipal School District No 12 Series A 3.00%, 8/1/2015	8,250,000	8,844,330
New Mexico, State Severance Tax Revenue Series B 5.00%, 7/1/2014	8,230,000	9,042,795

		17,887,125

NEW YORK — 16.5%
City of New York, NY:
Series B 4.00%, 8/1/2015	1,000,000	1,104,090
5.00%, 8/1/2012	290,000	294,547
5.00%, 8/1/2013	1,645,000	1,746,924
5.00%, 8/1/2013	2,050,000	2,177,018
5.00%, 8/15/2013	685,000	728,689
Series A-1 5.00%, 8/1/2014	100,000	110,192
Series B 5.00%, 8/1/2014	115,000	126,721
5.00%, 6/1/2015	6,110,000	6,906,622
5.00%, 8/1/2015	3,000,000	3,410,460
Series E 5.00%, 8/1/2015	2,000,000	2,273,640
Series I-1 5.00%, 8/1/2015	6,300,000	7,161,966
Series B 5.00%, 8/1/2016	5,000,000	5,821,350
Series A-1 5.00%, 8/15/2016	2,470,000	2,879,304
Series H-1 5.00%, 3/1/2017	3,785,000	4,442,871
County of Westchester NY 5.00%, 11/1/2016	600,000	715,068
New York, Metropolitan Transportation Authority Revenue Series A 5.00%, 11/15/2015	6,525,000	7,499,248
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue Series BB 5.00%, 6/15/2013	5,375,000	5,676,645
New York, NY, City Transitional Finance Authority Revenue:
3.00%, 11/1/2013	4,500,000	4,689,315
5.00%, 11/1/2014	395,000	441,393
5.00%, 11/1/2014	4,605,000	5,128,220
Series B 5.00%, 11/1/2014	6,735,000	7,500,231
Series B 5.00%, 11/1/2015	5,000,000	5,755,850
Series C 5.00%, 11/1/2015	9,865,000	11,356,292
Series E 5.00%, 11/1/2015	5,000,000	5,755,850
Series A 5.00%, 11/1/2016	1,500,000	1,768,380
New York, NY, City Transitional Finance Authority, Building Aid Revenue Series 1A 3.00%, 7/15/2013	7,000,000	7,239,540
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue Series C 5.00%, 11/1/2016	500,000	589,460
New York, NY, General Obligation:
Series C 4.00%, 8/1/2014	4,000,000	4,315,440
Series K 5.00%, 8/1/2013	5,000,000	5,309,800
New York, State Dormitory Authority:
4.00%, 5/15/2015	500,000	549,430
5.00%, 3/15/2013	210,000	219,513
5.00%, 3/15/2013	700,000	731,850
Series E 5.00%, 8/15/2013	500,000	532,100
5.00%, 10/1/2013 (a)	2,500,000	2,652,300
5.00%, 2/15/2014	1,000,000	1,085,330
5.00%, 3/15/2014	320,000	347,933
Series E 5.00%, 2/15/2015	250,000	280,502
Series A 5.00%, 2/15/2016	5,025,000	5,799,403
5.00%, 6/15/2016	1,300,000	1,514,370
Series A 5.00%, 12/15/2016	1,265,000	1,495,964
New York, State Dormitory Authority, Personal Income Tax Revenue Series A 5.00%, 3/15/2014	3,980,000	4,327,414
New York, State Environmental Facilities Revenue:
Series A 3.50%, 12/15/2013	2,500,000	2,627,900
4.00%, 8/15/2015	1,400,000	1,558,270
Series A 5.00%, 12/15/2013	2,200,000	2,368,256
Series A 5.00%, 6/15/2015	750,000	852,292

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 6/15/2016	$3,690,000	$4,295,160
Series A 5.00%, 8/15/2016	1,595,000	1,874,205
Series A 5.00%, 12/15/2016	765,000	904,674
New York, State General Obligation:
Series C 3.00%, 2/1/2014	15,000,000	15,700,050
Series A 3.00%, 3/1/2015	13,245,000	14,140,229
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2013	2,220,000	2,325,517
Series A 5.00%, 4/1/2014	1,005,000	1,097,671
Series A 5.00%, 4/1/2015	3,200,000	3,605,664
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 3.50%, 3/15/2014	2,330,000	2,470,895
Series A 4.00%, 3/15/2013	5,000,000	5,179,200
Series A 5.00%, 3/15/2017	3,105,000	3,670,079
New York, State Thruway Authority, General Revenue 5.00%, 4/1/2014	2,310,000	2,514,781
New York, State Thruway Authority, Highway & Bridge Revenue Series B 5.00%, 4/1/2012 (a)	55,000	55,000
New York, State Urban Development Corp. Revenue 5.00%, 12/15/2013	1,400,000	1,510,558
New York, State Urban Development Corp. Revenue:
5.00%, 1/1/2014	3,695,000	3,987,681
Series A 5.00%, 1/1/2014	2,780,000	3,000,204
Series A 5.00%, 3/15/2014	510,000	554,936
Series A-1 5.00%, 1/1/2015	7,390,000	8,240,663
Series A-2 5.00%, 1/1/2015	2,610,000	2,910,437
Series B 5.00%, 1/1/2016	10,000,000	11,398,000
Series D 5.00%, 1/1/2016	2,075,000	2,365,085
Series A 5.00%, 3/15/2016	11,100,000	12,837,483
Oyster Bay, NY, General Obligation 3.00%, 8/15/2016	4,430,000	4,777,799
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	526,410
Westchester County, NY, General Obligation Series A 2.00%, 10/15/2013	1,245,000	1,277,295

		251,087,629

NORTH CAROLINA — 4.0%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,949,168
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	629,547
Guilford County, NC, General Obligation:
Series A 4.00%, 2/1/2014	6,005,000	6,403,372
Series A 5.00%, 3/1/2017	9,220,000	10,938,331
Mecklenburg County, NC, General Obligation:
Series A 3.00%, 8/1/2014	1,970,000	2,085,107
Series C 5.00%, 12/1/2016	4,000,000	4,738,440
North Carolina, State Annual Appropriation Series A 5.00%, 5/1/2016	1,190,000	1,370,333
North Carolina, State Capital Improvement Obligation Series A 4.50%, 5/1/2014	1,745,000	1,880,604
North Carolina, State Capital Improvement Revenue Series A 5.00%, 5/1/2016	6,000,000	6,909,240
North Carolina, State General Obligation:
5.00%, 6/1/2013	1,000,000	1,055,140
Series B 5.00%, 6/1/2015	1,125,000	1,281,150
Series A 5.00%, 3/1/2016	4,070,000	4,729,828
Series A 5.00%, 3/1/2016	5,000,000	5,810,600
Series A 5.00%, 5/1/2016	4,745,000	5,464,057
North Carolina, State Grant & Revenue Anticipation:
4.00%, 3/1/2016	830,000	925,201
5.00%, 3/1/2014	1,050,000	1,141,518

		61,311,636

OHIO — 3.8%
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,456,575
Series C 4.00%, 10/1/2016	3,000,000	3,334,260
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	11,425,200
5.00%, 7/1/2016	3,225,000	3,763,768
Series A 5.00%, 9/15/2016	1,000,000	1,169,760
Series C 5.00%, 9/15/2016	2,000,000	2,339,520
Ohio, State Highway Capital Improvements, General Obligation 5.00%, 5/1/2014	1,975,000	2,157,371
Ohio, State Infrastructure Project Revenue:
5.00%, 6/15/2012	375,000	378,548
Series 2007-1 5.00%, 6/15/2013 (a)	4,960,000	5,239,000
Series 2008-1 5.00%, 6/15/2013	3,000,000	3,168,750
5.00%, 6/15/2015	475,000	536,237
Series 3 5.00%, 12/15/2016	12,930,000	15,180,337
Series 2008-1 6.00%, 6/15/2017	1,445,000	1,777,856
Ohio, State Water Development Authority Revenue:
5.00%, 6/1/2013	2,670,000	2,814,981
5.00%, 12/1/2015	715,000	824,724

		57,566,887

OKLAHOMA — 0.8%
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	980,021
Oklahoma, State Turnpike Authority Series A 5.00%, 1/1/2017	5,000,000	5,865,550
Tulsa County, OK, Industrial Authority, Educational Facilities Lease Revenue 4.00%, 9/1/2013	5,410,000	5,680,878

		12,526,449

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

OREGON — 0.8%
Oregon, State General Obligation Series J 5.00%, 5/1/2016	$1,000,000	$1,162,810
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,779,987
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,373,925

		12,316,722

PENNSYLVANIA — 2.9%
Pennsylvania, Economic Development Financing Authority Revenue Series A 5.00%, 6/15/2014	9,175,000	9,755,411
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,189,940
5.00%, 6/15/2015	5,000,000	5,653,050
Pennsylvania, State General Obligation:
5.00%, 5/15/2013	3,350,000	3,527,651
5.00%, 7/1/2013	2,000,000	2,117,440
5.00%, 3/15/2014	8,920,000	9,711,382
Series A 5.00%, 2/15/2015	1,000,000	1,123,830
5.00%, 7/1/2016	1,700,000	1,982,455
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 6/15/2015	7,110,000	8,014,605

		44,075,764

RHODE ISLAND — 0.4%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,508,936

SOUTH CAROLINA — 1.9%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	15,000,000	16,598,100
5.00%, 3/1/2015	650,000	733,135
5.00%, 3/1/2016	5,000,000	5,804,350
South Carolina, State Public Service Authority Revenue:
Series E 5.00%, 1/1/2014	1,200,000	1,295,268
Series B 5.00%, 12/1/2016	3,500,000	4,130,350

		28,561,203

TENNESSEE — 1.7%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2014	3,500,000	3,877,055
Murfreesboro, TN, General Obligation:
5.00%, 6/1/2013	1,500,000	1,582,170
5.00%, 6/1/2014	1,605,000	1,760,203
Nashville & Davidson County, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,108,390
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,082,050
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2013	320,000	335,178
Series A 5.00%, 4/1/2013	1,280,000	1,340,442
Series A 5.00%, 4/1/2017	5,360,000	6,389,870
Tennessee, Metropolitan Government of Nashville & Davidson County 5.00%, 7/1/2016	2,800,000	3,269,028
Tennessee, State General Obligation:
Series A 4.00%, 5/1/2013	150,000	156,084
Series A 5.00%, 10/1/2013	500,000	535,105
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,043,873
4.00%, 5/1/2015	2,000,000	2,196,580
5.00%, 5/1/2013 (a)	60,000	63,051

		25,739,079

TEXAS — 5.9%
Arlington, TX, Independent School District, General Obligation 5.00%, 2/15/2014 (a)	1,640,000	1,778,334
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,453,552
Dallas, TX, Independent School District, General Obligation 4.00%, 2/15/2016	2,000,000	2,234,100
El Paso, TX, Independent School District, General Obligation Zero Coupon, 8/15/2013 (a)(c)	1,980,000	1,971,644
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,619,720
Houston, TX, General Obligation:
Series A 5.00%, 3/1/2016	5,000,000	5,773,000
Series A 5.00%, 3/1/2017	455,000	536,695
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2013	1,905,000	2,048,389
Series C 5.00%, 11/15/2015	4,685,000	5,388,125
Series E 5.00%, 11/15/2016	13,775,000	16,212,349
Lamar, TX, Consolidated Independent School District, General Obligation 5.00%, 2/15/2013 (a)	180,000	187,405
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,261,095
San Antonio, TX, Electric and Gas:
Series A 5.00%, 2/1/2014	200,000	216,596
Series D 5.00%, 2/1/2017	1,700,000	2,008,057
Texas State University, Revenue:
5.00%, 3/15/2015	500,000	562,295
5.00%, 3/15/2016	1,000,000	1,156,110
Texas, State A&M University Revenue:
Series D 4.00%, 5/15/2016	750,000	841,425
Series B 5.00%, 5/15/2016	1,000,000	1,162,130
Texas, State General Obligation:
Series B 5.00%, 4/1/2013	3,600,000	3,767,400
5.00%, 10/1/2015	3,495,000	4,009,883
Series A 5.00%, 10/1/2015	8,000,000	9,178,560

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

5.00%, 10/1/2016	$4,000,000	$4,706,840
Series A 5.00%, 10/1/2016	2,110,000	2,482,858
Texas, State Public Finance Authority Revenue 4.00%, 7/1/2013	7,220,000	7,554,503
Texas, Tech University, Revenue:
Series A 3.00%, 8/15/2016	1,000,000	1,087,420
5.00%, 2/15/2017	1,300,000	1,534,728
University of Texas, Revenue:
Series A 3.25%, 8/15/2013	2,650,000	2,756,689
Series A 5.00%, 8/15/2015	3,100,000	3,547,950

		90,037,852

UTAH — 1.1%
Utah, State General Obligation:
4.00%, 7/1/2013	2,000,000	2,092,920
Series A 5.00%, 7/1/2013	1,150,000	1,217,677
Series A 5.00%, 7/1/2015	6,800,000	7,768,524
Series C 5.00%, 7/1/2015	400,000	456,972
Series A 5.00%, 7/1/2016	4,550,000	5,337,059

		16,873,152

VIRGINIA — 3.3%
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,331,620
Virginia, College Building Authority, Educational Facilities Revenue Series A 5.00%, 9/1/2013	2,000,000	2,131,700
Virginia, State Public Building Authority, Building Revenue Bonds:
Series B 5.00%, 8/1/2013	8,575,000	9,109,908
Series B 5.00%, 8/1/2014	1,500,000	1,653,990
Series B 5.00%, 8/1/2016	5,600,000	6,563,928
Virginia, State Public School Authority Series C 5.00%, 8/1/2013	8,570,000	9,104,597
Virginia, State Transportation Board Revenue 5.00%, 5/15/2016	16,170,000	18,784,527

		49,680,270

WASHINGTON — 4.5%
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,481,810
Series A 5.00%, 7/1/2013	4,495,000	4,756,025
Series D 5.00%, 7/1/2014	850,000	934,949
Series C 5.00%, 7/1/2016	4,755,000	5,547,183
Series A 5.25%, 7/1/2016	1,960,000	2,306,861
Energy Northwest, WA, Electric Revenue Series A 5.00%, 7/1/2014	1,485,000	1,633,411
King County, WA, School District No 1:
Series A 5.00%, 6/1/2013	1,250,000	1,318,325
Series B 5.00%, 1/1/2016	4,500,000	5,173,695
Seattle, WA, General Obligation 5.00%, 5/1/2013	6,540,000	6,872,559
Seattle, WA, Municipal Light & Power Revenue:
5.00%, 4/1/2013	3,000,000	3,141,660
Series B 5.00%, 2/1/2015	7,540,000	8,449,776
Snohomish County, WA, Public Utility Revenue:
4.00%, 12/1/2013	3,625,000	3,840,470
5.00%, 12/1/2016	425,000	500,059
Washington, State General Obligation:
Series B-2 4.00%, 8/1/2013	5,000,000	5,243,050
Series R 5.00%, 1/1/2015	10,500,000	11,748,240
Series A 5.00%, 8/1/2015	4,110,000	4,689,798
5.00%, 7/1/2016	1,240,000	1,444,898

		69,082,769

WISCONSIN — 2.3%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,916,299
Series N3 5.00%, 5/15/2016	2,590,000	3,025,897
Wisconsin, State General Obligation:
3.00%, 5/1/2013	1,000,000	1,029,280
Series C 4.00%, 5/1/2013	5,000,000	5,200,050
4.00%, 11/1/2016	1,950,000	2,207,225
Series A 5.00%, 5/1/2015	1,380,000	1,560,200
Series C 5.00%, 5/1/2015	10,000,000	11,305,800
Series C 5.00%, 5/1/2017	400,000	475,484

		34,720,235

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,472,333,485)		1,498,876,012

	Shares
SHORT TERM INVESTMENT — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Tax Free Money Market Fund 0.00% (e)(f)(g) (Cost $176,312)	176,312	176,312

TOTAL INVESTMENTS — 98.7% (h)
(Cost $1,472,509,797)		1,499,052,324
OTHER ASSETS & LIABILITIES — 1.3%		19,773,047

NET ASSETS — 100.0%		$1,518,825,371

SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	3.79%
	Ambac Financial Group	0.33%
	Permanent School Fund Guaranteed	0.26%
	National Public Finance Guarantee Corp.	0.00%

(b)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(c)	Non-income producing security.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.0%
ALABAMA — 0.7%
Alabama, State University Revenue Series B 0.27%, 9/1/2031 (a)	$100,000	$100,000

CALIFORNIA — 5.0%
California, Eastern Municipal Water District, Certificates of Participation Series G 0.15%, 7/1/2038 (a)	400,000	400,000
California, Statewide Communities Development Authority 0.57%, 7/1/2036 (a)	200,000	200,000
Riverside, CA, Electric Revenue Series C 0.17%, 10/1/2035 (a)	150,000	150,000

		750,000

COLORADO — 6.0%
Broomfield, CO, Urban Renewal Authority 1.10%, 12/1/2030 (a)	400,000	400,000
Denver, CO, City & County Airport Revenue Series C 0.16%, 11/15/2022 (a)	500,000	500,000

		900,000

CONNECTICUT — 6.0%
Connecticut, State Health & Educational Facility Authority Revenue Series M 1.25%, 7/1/2024 (a)	200,000	200,000
Connecticut, State Housing Finance Authority Revenue Series E 0.27%, 5/15/2039 (a)	700,000	700,000

		900,000

ILLINOIS — 5.3%
Illinois, State Finance Authority Revenue:
0.23%, 11/15/2037 (a)(b)	400,000	400,000
Series C 0.25%, 5/15/2035 (a)	400,000	400,000

		800,000

MASSACHUSETTS — 6.0%
Massachusetts, Health & Educational Facilities Authority Revenue Series A 0.33%, 11/1/2037 (a)	400,000	400,000
Massachusetts, State Water Resources Authority Revenue Series B 0.21%, 8/1/2031 (a)	500,000	500,000

		900,000

NEBRASKA — 0.7%
Nebraska, Central Plains Energy Project Revenue 0.19%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.7%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.19%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 15.2%
New York, NY, City Municipal Water Finance Authority Revenue:
Series B-4 0.16%, 6/15/2023 (a)	100,000	100,000
Series F-2 0.16%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.40%, 11/1/2022 (a)	400,000	400,000
New York, NY, Metropolitan Transportation Authority Revenue 0.19%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B-3 0.25%, 1/1/2032 (a)	390,000	390,000
Series B-4 0.26%, 1/1/2032 (a)	100,000	100,000
New York, State Housing Finance Agency:
Series A 0.26%, 11/1/2037 (a)	400,000	400,000
0.55%, 11/1/2041 (a)	400,000	400,000

		2,290,000

NORTH CAROLINA — 3.3%
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.24%, 12/1/2028 (a)	100,000	100,000
Person County, NC, Industrial Facilities & Pollution Control Financing Authority Revenue 0.70%, 11/1/2035 (a)	400,000	400,000

		500,000

OHIO — 5.1%
Ohio State University, Revenue 2.10%, 12/1/2026 (a)(b)	380,000	380,000
Ohio, State Higher Educational Facility Commission Revenue 0.32%, 9/1/2036 (a)	385,000	385,000

		765,000

PENNSYLVANIA — 4.1%
Emmaus, PA, General Authority Revenue Series A 0.16%, 3/1/2030 (a)	400,000	400,000
Lower Merion, PA, School District, General Obligation Series B 0.14%, 4/1/2027 (a)	100,000	100,000
Pittsburgh, PA, Water & Sewer Authority 0.24%, 9/1/2033 (a)(b)	110,000	110,000

		610,000

RHODE ISLAND — 2.7%
Rhode Island, Health & Educational Building Corp., Revenue 0.43%, 10/1/2033 (a)	410,000	410,000

TENNESSEE — 6.6%
Clarksville, TN, Public Building Authority Revenue 0.32%, 6/1/2024 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.29%, 9/1/2029 (a)	700,000	700,000
Nashville & Davidson County, TN, Industrial Development Board Revenue 0.26%, 12/1/2031 (a)	187,000	187,000

		987,000

TEXAS — 13.3%
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue Series C 0.16%, 6/1/2024 (a)	400,000	400,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Harris County, TX, Health Facilities Development Authority Revenue Series C 0.44%, 11/15/2047 (a)	$400,000	$400,000
Katy, TX, Independent School District, General Obligation Series C 0.29%, 8/15/2036 (a)(b)	500,000	500,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue 0.25%, 7/1/2047 (a)	700,000	700,000

		2,000,000

VIRGINIA — 7.3%
Farmville, VA, Industrial Development Authority Revenue 0.38%, 9/1/2036 (a)(b)	700,000	700,000
Virginia, Small Business Financing Authority Revenue 0.38%, 10/1/2024 (a)	400,000	400,000

		1,100,000

WASHINGTON — 2.7%
Washington, State General Obligation Series 96A 0.16%, 6/1/2020 (a)	400,000	400,000

WEST VIRGINIA — 5.6%
West Virginia, Hospital Finance Authority Revenue:
0.28%, 6/1/2030 (a)	700,000	700,000
Series A-1 0.32%, 10/1/2033 (a)	140,000	140,000

		840,000

WISCONSIN — 0.7%
Wisconsin, State Health & Educational Facilities Authority Revenue 0.24%, 3/15/2036 (a)(b)	100,000	100,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $14,552,000)		14,552,000

	Shares
SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $52,033)	52,033	52,033

TOTAL INVESTMENTS (f) — 97.3%
(Cost $14,604,033)		14,604,033
OTHER ASSETS & LIABILITIES — 2.7%		403,414

NET ASSETS — 100.0%		$15,007,447

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	6.60%
	Assured Guaranty Corp.	4.66%
	Permanent School Fund Guaranteed	3.33%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 99.0%
ALABAMA — 1.3%
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	$1,000,000	$940,540

ARIZONA — 4.2%
Phoenix, AZ, Industrial Development Authority Education Revenue:
7.50%, 7/1/2042	500,000	498,135
Series A 7.50%, 7/1/2042	1,000,000	1,001,650
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Series A 9.75%, 5/1/2025	1,000,000	999,980
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037	500,000	496,390

		2,996,155

CALIFORNIA — 15.2%
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	1,000,000	760,040
Series A-1 5.13%, 6/1/2047	850,000	585,591
Series A-1 5.75%, 6/1/2047	1,380,000	1,054,858
California, Health Facilities Financing Authority Revenue Series A 5.00%, 4/1/2037	1,000,000	1,015,460
California, State Municipal Finance Authority Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	436,335
California, Statewide Communities Development Authority Revenue:
5.00%, 8/15/2047	260,000	253,913
Series A 5.13%, 7/15/2031	500,000	476,805
California, Statewide Communities Development Authority Sewage & Solid Waste Facilities Revenue 4.80%, 9/1/2046	620,000	620,236
Hesperia, CA, Public Financing Authority, Tax Allocation Series A 5.50%, 9/1/2022	1,000,000	938,040
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,134,240
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	170,182
Pittsburg, CA, Redevelopment Agency, Tax Allocation 6.50%, 9/1/2028	1,000,000	1,024,650
Rancho Mirage, CA, Joint Powers Financing Authority Series A 5.00%, 7/1/2027	1,000,000	1,010,500
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	982,050
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue Series A1 5.13%, 6/1/2046	455,000	333,292

		10,796,192

COLORADO — 6.9%
Colorado, Health Facilities Authority Revenue Series A 5.90%, 8/1/2037	1,000,000	881,600
Compark Business Campus Metropolitan District, CO, General Obligation Series A 5.75%, 12/1/2027	1,000,000	955,200
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	925,510
Prairie Center, CO, Metropolitan District No. 3 Property Tax Supported, General Obligation Series A 5.40%, 12/15/2031	1,000,000	932,180
Public Authority for Colorado Energy, Natural Gas Purchase Revenue 6.50%, 11/15/2038	1,000,000	1,241,710

		4,936,200

CONNECTICUT — 1.6%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,107,950

FLORIDA — 10.2%
Alachua County, FL, Health Facilities Authority Revenue 7.38%, 11/15/2019	300,000	299,877
Escambia County, FL, Health Facilities Authority, Revenue Series A 5.75%, 8/15/2029	1,000,000	1,057,050
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,053,780
Lakes by the Bay South, FL, Community Development District, Special Assessment 5.75%, 11/1/2042	500,000	477,845
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	902,440
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	750,000	701,272
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,046,870
Renaissance Community, FL, Development District, Special Assessment 5.55%, 5/1/2033	500,000	493,855
Seven Oaks, FL, Community Development District Series A-2 6.50%, 5/1/2033	750,000	769,740
Tolomato, FL, Community Development District, Special Assessment 6.65%, 5/1/2040	1,000,000	424,600

		7,227,329

GUAM — 2.9%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,072,740

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	$1,000,000	$989,710

		2,062,450

HAWAII — 1.5%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,065,430

ILLINOIS — 7.4%
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,075,860
Illinois, Finance Authority Revenue:
6.13%, 5/15/2027	1,000,000	1,074,300
7.13%, 2/1/2034	1,000,000	1,024,530
7.13%, 2/15/2039	1,100,000	1,114,916
Illinois, Finance Authority Student Housing Revenue Series A 5.00%, 6/1/2024	500,000	397,480
Railsplitter, IL, Tobacco Settlement Authority, Revenue 5.50%, 6/1/2023	475,000	540,156

		5,227,242

INDIANA — 4.2%
Indiana, Finance Authority, Environmental Revenue 6.00%, 12/1/2019	1,000,000	1,054,570
Indiana, Finance Authority, Hospital Revenue 5.50%, 8/15/2040	1,000,000	967,870
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (a)	1,000,000	957,110

		2,979,550

LOUISIANA — 0.8%
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	500,000	548,690

MAINE — 0.7%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026	500,000	475,190

MASSACHUSETTS — 0.4%
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (b)	50,000	43,016
Series A 5.50%, 1/1/2016 (b)	250,000	249,977

		292,993

MICHIGAN — 2.9%
Conner Creek Academy East, MI, Public School Academy Revenue 5.00%, 11/1/2026	1,000,000	819,750
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	740,000	740,592
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	500,000	465,585

		2,025,927

MINNESOTA — 1.8%
Minnesota, Tobacco Securitization Authority Revenue Series B 5.25%, 3/1/2031	375,000	405,712
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	875,000	899,745

		1,305,457

NEVADA — 0.3%
Las Vegas, NV, Local Improvement Bonds 6.25%, 6/1/2024	200,000	201,586

NEW JERSEY — 4.4%
New Jersey, Economic Development Authority, Revenue:
6.40%, 9/15/2023	1,000,000	1,003,030
7.10%, 11/1/2031	1,000,000	430,030
New Jersey, Tobacco Settlement Financing Corp., Revenue:
Series 1A 4.75%, 6/1/2034	1,000,000	753,890
Series 1A 5.00%, 6/1/2029	1,020,000	909,514

		3,096,464

NEW MEXICO — 0.6%
Mariposa, NM, East Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	422,200

NEW YORK — 8.8%
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,064,080
New York, NY, Industrial Development Agency Revenue:
5.00%, 1/1/2031 (b)	1,000,000	974,980
5.00%, 9/1/2035	1,000,000	1,000,240
Series A 6.50%, 3/1/2035	1,000,000	1,001,250
New York, NY, Industrial Development Agency Revenue, Civic Facility Revenue 5.75%, 10/1/2037	1,000,000	503,360
Syracuse, NY, Industrial Development Agency, Revenue Series A 5.00%, 1/1/2036	1,000,000	972,160
TSASC, Inc., NY, Revenue Series 1 5.13%, 6/1/2042	1,000,000	723,080

		6,239,150

OHIO — 5.4%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.88%, 6/1/2030	1,000,000	771,280
Series A-2 5.88%, 6/1/2047	500,000	375,080
Series A-2 6.00%, 6/1/2042	1,000,000	772,400
Series A-2 6.50%, 6/1/2047	1,000,000	823,250
Cleveland, OH, Airport System Revenue Series A 5.00%, 1/1/2028 (b)	900,000	953,379

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Ohio, State Air Quality Development Authority Series E 5.63%, 10/1/2019	$120,000	$136,360

		3,831,749

OKLAHOMA — 1.5%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,000,000	1,076,480

PENNSYLVANIA — 1.2%
Allegheny County, PA, Hospital Development Authority Series A 5.38%, 11/15/2040	500,000	407,950
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	500,000	434,720

		842,670

PUERTO RICO — 5.8%
Puerto Rico Commonwealth, Aqueduct & Sewer Authority Revenue Series A 5.25%, 7/1/2042	1,000,000	985,010
Puerto Rico Commonwealth, General Obligation Series A 5.00%, 7/1/2022	1,000,000	1,051,130
Puerto Rico, Electric Power Authority, Revenue Series XX 5.25%, 7/1/2040	1,000,000	1,033,730
Puerto Rico, Sales Tax Financing Corp., Revenue Series A 5.38%, 8/1/2039	1,000,000	1,064,650

		4,134,520

TENNESSEE — 1.1%
Tennessee Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	806,157

TEXAS — 5.1%
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,089,850
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,073,790
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (c)	1,000,000	378,140
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,106,360

		3,648,140

VIRGIN ISLANDS — 1.1%
Virgin Islands, Public Finance Authority Revenue 5.00%, 10/1/2031	785,000	808,236

VIRGINIA — 1.0%
Virginia, Tobacco Settlement Financing Corp. Series B1 5.00%, 6/1/2047	1,050,000	694,974

WASHINGTON — 0.7%
Washington, State Higher Education Facilities Authority 5.25%, 10/1/2046	500,000	506,600

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $66,748,868)		70,296,221

	Shares
SHORT TERM INVESTMENT — 2.7%
MONEY MARKET FUND — 2.7%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $1,934,436)	1,934,436	1,934,436

TOTAL INVESTMENTS — 101.7% (g)
(Cost $68,683,304)		72,230,657
OTHER ASSETS & LIABILITIES — (1.7)%		(1,224,821)

NET ASSETS — 100.0%		$71,005,836

(a)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	1.79%
	Assured Guaranty Municipal Corp.	1.34%

(c)	Variable rate security. The interest rate shown reflects the rate currently in effect.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ARIZONA — 0.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$200,000	$228,098
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	125,000	141,826

		369,924

CALIFORNIA — 35.5%
California, Bay Area Toll Authority 7.04%, 4/1/2050	550,000	732,204
California, State General Obligation:
5.65%, 4/1/2039	50,000	52,442
5.70%, 11/1/2021	200,000	225,940
6.65%, 3/1/2022	450,000	539,919
7.30%, 10/1/2039	870,000	1,089,318
7.35%, 11/1/2039	450,000	566,811
7.50%, 4/1/2034	1,105,000	1,403,836
7.55%, 4/1/2039	1,335,000	1,732,136
7.60%, 11/1/2040	1,325,000	1,736,200
7.63%, 3/1/2040	875,000	1,139,652
7.70%, 11/1/2030	800,000	939,136
7.95%, 3/1/2036	475,000	550,625
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	265,000	327,821
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	245,000	305,118
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	310,000	374,151
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	250,000	311,175
7.62%, 8/1/2040	25,000	32,189
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	405,000	519,530
6.75%, 8/1/2049	200,000	259,816
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	70,000	86,126
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	265,000	313,487
6.17%, 7/1/2040	105,000	116,211
6.57%, 7/1/2045	685,000	917,016
6.60%, 7/1/2050	150,000	205,053
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	100,000	120,360
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	660,000	765,739
5.76%, 7/1/2029	50,000	57,718
6.76%, 7/1/2034	985,000	1,265,715
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	250,000	334,795
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	175,000	210,704
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	160,000	203,619
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	315,000	398,762
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	745,000	974,527
6.79%, 4/1/2030	355,000	434,360
6.91%, 10/1/2050	170,000	226,299
6.92%, 4/1/2040	350,000	456,103
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	150,000	178,161
6.00%, 11/1/2040	275,000	328,468
6.95%, 11/1/2050	200,000	269,950
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	245,000	296,056
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	100,000	118,021
University of California, Revenue:
5.77%, 5/15/2043	210,000	246,162
5.95%, 5/15/2045	540,000	637,578
6.27%, 5/15/2031	60,000	67,506
6.55%, 5/15/2048	250,000	313,505
6.58%, 5/15/2049	400,000	494,464

		22,874,484

COLORADO — 1.3%
Colorado, Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	100,000	124,813
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	150,000	192,060
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	365,000	443,581
Denver, CO, General Obligation 5.65%, 8/1/2030	100,000	111,780

		872,234

CONNECTICUT — 0.7%
Connecticut, State General Obligation:
5.09%, 10/1/2030	225,000	247,516
5.63%, 12/1/2029	200,000	237,562

		485,078

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	100,000	120,266
5.59%, 12/1/2034	110,000	132,971
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	100,000	116,264

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	$260,000	$286,536

		656,037

GEORGIA — 2.9%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	780,000	867,485
6.66%, 4/1/2057	550,000	608,685
7.06%, 4/1/2057	275,000	287,512
Georgia, State General Obligation 4.50%, 11/1/2025	115,000	133,313

		1,896,995

ILLINOIS — 5.5%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	210,000	233,274
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	300,000	372,285
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	340,000	426,968
6.85%, 1/1/2038	115,000	128,905
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	320,000	362,125
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	200,000	247,966
Chicago, IL, Water Revenue 6.74%, 11/1/2040	80,000	103,067
Cook County, IL, General Obligation 6.23%, 11/15/2034	270,000	311,939
Illinois, State General Obligation:
6.63%, 2/1/2035	345,000	377,468
6.73%, 4/1/2035	220,000	243,096
7.35%, 7/1/2035	320,000	374,592
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	270,000	314,836
6.18%, 1/1/2034	45,000	54,167

		3,550,688

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	100,000	123,931

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	140,000	151,382

KENTUCKY — 0.2%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	100,000	129,219

LOUISIANA — 0.2%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	100,000	108,409

MARYLAND — 1.0%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	500,000	624,050

MASSACHUSETTS — 2.9%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	345,000	385,889
4.91%, 5/1/2029	200,000	227,224
5.46%, 12/1/2039	360,000	433,293
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	300,000	356,001
5.72%, 8/15/2039	275,000	341,003
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	105,000	120,357

		1,863,767

MICHIGAN — 0.4%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	200,000	232,006

MISSISSIPPI — 0.2%
Mississippi, State General Obligation 5.25%, 11/1/2034	125,000	144,174

MISSOURI — 0.7%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	130,000	151,777
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	128,825
5.96%, 11/1/2039	150,000	188,508

		469,110

NEVADA — 1.1%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	75,000	98,951
6.88%, 7/1/2042	265,000	296,731
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	225,000	288,310

		683,992

NEW JERSEY — 6.6%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	360,000	409,338
6.10%, 12/15/2028	330,000	370,933
6.56%, 12/15/2040	205,000	264,548
6.88%, 12/15/2039	210,000	235,536
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	1,110,000	1,518,525
7.41%, 1/1/2040	925,000	1,308,089
Rutgers University, Revenue 5.67%, 5/1/2040	100,000	120,616

		4,227,585

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

NEW YORK — 15.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	$255,000	$305,398
5.72%, 6/15/2042	280,000	347,869
5.75%, 6/15/2041	300,000	372,792
5.79%, 6/15/2041	405,000	443,540
5.88%, 6/15/2044	200,000	255,196
5.95%, 6/15/2042	200,000	255,858
6.01%, 6/15/2042	165,000	212,579
6.28%, 6/15/2042	125,000	142,880
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	285,000	334,687
5.57%, 11/1/2038	300,000	356,268
5.77%, 8/1/2036	85,000	102,543
6.83%, 7/15/2040	175,000	227,318
New York, NY, General Obligation:
5.21%, 10/1/2031	155,000	172,620
5.52%, 10/1/2037	100,000	116,395
5.85%, 6/1/2040	150,000	183,200
Series G-1 5.97%, 3/1/2036	175,000	215,206
5.99%, 12/1/2036	395,000	477,832
6.25%, 6/1/2035	225,000	255,116
6.27%, 12/1/2037	220,000	280,852
6.65%, 12/1/2031	100,000	117,495
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	80,000	90,681
6.09%, 11/15/2040	230,000	276,430
6.55%, 11/15/2031	150,000	181,058
6.65%, 11/15/2039	150,000	186,590
6.67%, 11/15/2039	380,000	476,011
6.69%, 11/15/2040	355,000	445,404
6.81%, 11/15/2040	300,000	381,531
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	370,000	517,556
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	85,601
5.39%, 3/15/2040	90,000	105,165
5.43%, 3/15/2039	355,000	414,274
5.50%, 3/15/2030	125,000	146,221
5.60%, 3/15/2040	400,000	472,360
5.63%, 3/15/2039	180,000	215,093
New York, State Urban Development Corp. Revenue 5.77%, 3/15/2039	515,000	606,665

		9,776,284

NORTH CAROLINA — 0.3%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	150,000	169,681

OHIO — 4.7%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	360,000	404,809
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	355,000	385,722
6.05%, 2/15/2043	80,000	89,227
Series E 6.27%, 2/15/2050	115,000	126,758
6.45%, 2/15/2044	15,000	17,038
7.50%, 2/15/2050	370,000	475,091
7.83%, 2/15/2041	575,000	766,895
8.08%, 2/15/2050	100,000	138,080
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	180,000	201,306
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	380,000	425,239

		3,030,165

OREGON — 0.2%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	130,000	161,136

PENNSYLVANIA — 1.9%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	10,000	12,116
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	150,000	169,572
5.35%, 5/1/2030	150,000	164,027
5.45%, 2/15/2030	100,000	117,637
5.85%, 7/15/2030	150,000	168,786
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	200,000	223,736
5.56%, 12/1/2049	225,000	251,505
6.11%, 12/1/2039	95,000	115,059

		1,222,438

PUERTO RICO — 0.2%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	100,000	100,757

SOUTH CAROLINA — 0.3%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	150,000	202,059

TENNESSEE — 0.6%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	215,000	253,560
Nashville & Davidson County, TN, Metropolitan Government, General Obligation 5.71%, 7/1/2034	90,000	106,430

		359,990

TEXAS — 10.1%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	285,000	346,286

SPDR Nuveen Barclays Capital Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	$205,000	$226,027
5.02%, 12/1/2048	165,000	184,675
6.00%, 12/1/2044	330,000	421,232
6.25%, 12/1/2034	105,000	117,657
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	175,000	202,165
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035	225,000	272,486
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	370,000	475,631
8.91%, 2/1/2030	385,000	434,965
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	184,491
5.99%, 2/1/2039	385,000	492,762
Texas, State General Obligation:
4.63%, 4/1/2033	110,000	121,471
4.68%, 4/1/2040	170,000	187,202
5.52%, 4/1/2039	880,000	1,092,379
Texas, State Transportation Commission, Revenue:
5.03%, 4/1/2026	545,000	631,949
Series B 5.18%, 4/1/2030	315,000	367,511
University of Texas, Revenue:
4.79%, 8/15/2046	40,000	45,520
5.13%, 8/15/2042	260,000	305,399
5.26%, 7/1/2039	300,000	366,006

		6,475,814

UTAH — 1.3%
Utah, State General Obligation 4.55%, 7/1/2024	500,000	571,035
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	205,000	261,383

		832,418

VIRGINIA — 0.7%
University of Virginia, Revenue 6.20%, 9/1/2039	140,000	189,409
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	205,000	237,753

		427,162

WASHINGTON — 1.8%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	195,000	238,462
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	115,000	138,196
Washington, State General Obligation:
5.09%, 8/1/2033	180,000	207,583
5.14%, 8/1/2040	325,000	379,528
Series D 5.48%, 8/1/2039	145,000	174,822

		1,138,591

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $58,096,074)		63,359,560

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.23% (b)(c)(d) (Cost $16,964)	16,964	16,964

TOTAL INVESTMENTS — 98.5% (e)
(Cost $58,113,038)		63,376,524
OTHER ASSETS & LIABILITIES — 1.5%		964,237

NET ASSETS — 100.0%		$64,340,761

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 100.0%
AUSTRALIA — 4.6%
Commonwealth of Australia:
2.50%, 9/20/2030	AUD	5,797,550	$6,891,403
3.00%, 9/20/2025	AUD	15,878,940	19,608,793
4.00%, 8/20/2015	AUD	12,165,891	13,700,493
4.00%, 8/20/2020	AUD	14,777,078	18,581,417

			58,782,106

BRAZIL — 4.4%
Federal Republic of Brazil:
6.00%, 8/15/2014	BRL	4,800,453	2,749,597
6.00%, 5/15/2017	BRL	41,307,370	24,043,867
6.00%, 8/15/2024	BRL	32,749,763	19,476,691
6.00%, 5/15/2035	BRL	16,679,977	10,160,944

			56,431,099

CANADA — 4.5%
Government of Canada:
1.50%, 12/1/2044	CAD	2,870,945	3,661,378
2.00%, 12/1/2041	CAD	7,183,428	10,096,115
3.00%, 12/1/2036	CAD	7,283,784	11,639,625
4.00%, 12/1/2031	CAD	5,553,333	9,455,641
4.25%, 12/1/2021	CAD	6,958,289	9,863,651
4.25%, 12/1/2026	CAD	8,158,210	12,997,629

			57,714,039

CHILE — 4.5%
Republic of Chile:
3.00%, 5/1/2017	CLP	2,095,616,430	4,450,955
3.00%, 1/1/2018	CLP	11,018,886,389	23,150,925
3.00%, 3/1/2028	CLP	3,537,761,070	7,401,008
3.00%, 1/1/2030	CLP	6,985,388,101	14,649,085
3.00%, 2/1/2031	CLP	1,216,809,540	2,547,338
5.00%, 1/1/2016	CLP	2,253,351,000	5,089,210

			57,288,521

FRANCE — 16.3%
Republic of France:
1.00%, 7/25/2017	EUR	31,062,701	43,583,419
1.60%, 7/25/2015	EUR	24,359,833	35,262,263
1.80%, 7/25/2040	EUR	9,546,746	13,731,742
2.25%, 7/25/2020	EUR	38,694,306	57,625,103
2.50%, 7/25/2013	EUR	10,132,366	14,271,832
3.15%, 7/25/2032	EUR	15,654,724	26,768,053
3.40%, 7/25/2029	EUR	10,356,081	17,858,213

			209,100,625

GERMANY — 4.5%
Federal Republic of Germany:
1.50%, 4/15/2016	EUR	19,801,777	29,281,272
1.75%, 4/15/2020	EUR	12,579,142	19,577,643
2.25%, 4/15/2013	EUR	6,490,957	8,989,766

			57,848,681

ISRAEL — 4.6%
State of Israel:
2.75%, 8/30/2041	ILS	7,778,010	2,023,535
4.00%, 7/30/2021	ILS	73,744,249	23,269,156
4.00%, 7/31/2024	ILS	49,802,700	15,802,874
5.00%, 4/30/2015	ILS	56,307,232	17,347,488

			58,443,053

ITALY — 4.6%
Republic of Italy:
2.10%, 9/15/2021	EUR	7,308,490	8,469,408
2.15%, 9/15/2014	EUR	12,972,383	17,669,197
2.35%, 9/15/2019	EUR	3,200,370	3,987,038
2.35%, 9/15/2035	EUR	8,588,384	8,551,556
2.60%, 9/15/2023	EUR	18,131,626	20,767,873

			59,445,072

JAPAN — 4.6%
Government of Japan 10 Year Bond 1.10%, 12/10/2016	JPY	4,620,805,800	59,125,202

MEXICO — 4.5%
United Mexican States:
3.50%, 12/19/2013	MXN	89,781,127	7,215,868
4.50%, 11/22/2035	MXN	322,151,609	28,377,793
5.00%, 6/16/2016	MXN	259,567,076	22,805,470

			58,399,131

POLAND — 4.3%
Republic of Poland:
2.75%, 8/25/2023	PLN	60,882,810	19,257,693
3.00%, 8/24/2016	PLN	109,910,550	36,521,963

			55,779,656

SOUTH AFRICA — 6.2%
Republic of South Africa:
2.50%, 1/31/2017	ZAR	162,943,682	22,762,497
3.45%, 12/7/2033	ZAR	208,643,967	32,292,414
6.25%, 3/31/2013	ZAR	175,402,402	24,355,648

			79,410,559

SOUTH KOREA — 3.6%
Republic of South Korea:
2.75%, 3/10/2017	KRW	14,842,710,443	14,252,819
2.75%, 6/10/2020	KRW	31,322,534,000	31,616,279

			45,869,098

SWEDEN — 5.3%
Kingdom of Sweden:
3.50%, 12/1/2015	SEK	142,056,692	24,281,898
3.50%, 12/1/2028	SEK	103,921,648	23,329,285
4.00%, 12/1/2020	SEK	101,640,697	20,326,152

			67,937,335

TURKEY — 4.5%
Republic of Turkey:
4.00%, 4/1/2020	TRY	38,080,155	22,223,569
9.00%, 5/21/2014	TRY	55,790,926	35,109,888

			57,333,457

UNITED KINGDOM — 19.0%
United Kingdom Treasury Bond:
0.38%, 3/22/2062	GBP	4,643,240	8,736,544
0.63%, 11/22/2042	GBP	5,994,140	11,368,783
0.75%, 11/22/2047	GBP	6,507,746	13,106,494
1.13%, 11/22/2037	GBP	6,867,970	14,098,410
1.25%, 11/22/2017	GBP	9,311,695	17,344,497
1.25%, 11/22/2027	GBP	24,851,321	48,930,952
1.25%, 11/22/2032	GBP	2,685,960	5,448,690
1.25%, 11/22/2055	GBP	6,056,412	14,785,897
1.88%, 11/22/2022	GBP	21,326,569	43,312,548

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

2.00%, 1/26/2035	GBP	8,366,734	$19,137,555
2.50%, 7/26/2016	GBP	5,610,230	10,571,532
2.50%, 4/16/2020	GBP	1,977,798	4,059,313
4.13%, 7/22/2030	GBP	11,932,062	33,523,940

			244,425,155

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,191,035,179)			1,283,332,789

	Shares
SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid
Reserves Fund 0.23% (a)(b)(c) (Cost $9,647,370)		9,647,370	9,647,370

TOTAL INVESTMENTS — 100.7% (d)
(Cost $1,200,682,549)			1,292,980,159
OTHER ASSETS & LIABILITIES — (0.7)%			(9,166,657)

NET ASSETS — 100.0%			$1,283,813,502

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.2%
AUSTRALIA — 3.6%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	2,550,000	$2,707,053
5.50%, 12/15/2013 (a)	AUD	1,800,000	1,926,785
6.25%, 6/15/2014	AUD	1,425,000	1,562,573
6.50%, 5/15/2013	AUD	2,425,000	2,591,336

			8,787,747

AUSTRIA — 3.5%
Republic of Austria:
3.40%, 10/20/2014	EUR	2,050,000	2,905,932
3.80%, 10/20/2013 (b)	EUR	2,025,000	2,830,987
4.13%, 1/15/2014	EUR	600,000	848,639
4.30%, 7/15/2014	EUR	1,450,000	2,083,627

			8,669,185

BELGIUM — 4.2%
Kingdom of Belgium:
3.50%, 3/28/2015	EUR	500,000	701,539
4.00%, 3/28/2014	EUR	2,255,000	3,162,051
4.25%, 9/28/2013	EUR	2,350,000	3,278,146
4.25%, 9/28/2014	EUR	2,275,000	3,234,722

			10,376,458

CANADA — 4.5%
Government of Canada:
0.75%, 5/1/2014	CAD	500,000	495,648
1.00%, 2/1/2014	CAD	550,000	548,443
1.00%, 2/1/2015	CAD	1,000,000	991,265
2.00%, 3/1/2014	CAD	2,100,000	2,132,820
2.25%, 8/1/2014	CAD	1,250,000	1,279,216
2.50%, 9/1/2013	CAD	1,300,000	1,325,351
3.00%, 6/1/2014	CAD	2,350,000	2,440,195
3.50%, 6/1/2013	CAD	1,650,000	1,696,407

			10,909,345

DENMARK — 2.9%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	18,350,000	3,422,368
5.00%, 11/15/2013	DKK	19,200,000	3,697,819

			7,120,187

FRANCE — 4.5%
Republic of France:
2.50%, 1/12/2014	EUR	1,250,000	1,721,052
2.50%, 1/15/2015	EUR	300,000	416,949
3.00%, 7/12/2014	EUR	1,175,000	1,645,003
4.00%, 4/25/2013	EUR	950,000	1,314,885
4.00%, 10/25/2013	EUR	1,050,000	1,474,491
4.00%, 4/25/2014	EUR	1,000,000	1,422,500
4.00%, 10/25/2014	EUR	1,200,000	1,727,641
4.50%, 7/12/2013	EUR	975,000	1,367,275

			11,089,796

GERMANY — 10.4%
Federal Republic of Germany:
0.25%, 12/13/2013	EUR	2,175,000	2,899,509
0.25%, 3/14/2014	EUR	1,000,000	1,332,795
1.75%, 6/14/2013	EUR	600,000	814,169
2.25%, 4/11/2014	EUR	2,000,000	2,773,523
2.50%, 10/10/2014	EUR	2,350,000	3,305,090
2.50%, 2/27/2015	EUR	400,000	565,813
3.75%, 7/4/2013	EUR	2,900,000	4,033,901
3.75%, 1/4/2015	EUR	1,250,000	1,820,933
4.00%, 10/11/2013	EUR	2,925,000	4,119,976
4.25%, 7/4/2014	EUR	2,525,000	3,664,653

			25,330,362

ITALY — 9.7%
Republic of Italy:
Zero Coupon, 4/30/2013 (c)	EUR	2,635,000	3,448,042
2.25%, 11/1/2013	EUR	2,700,000	3,577,540
3.00%, 4/1/2014	EUR	2,750,000	3,672,721
3.50%, 6/1/2014	EUR	1,850,000	2,484,462
3.75%, 12/15/2013	EUR	1,325,000	1,793,617
4.25%, 4/15/2013	EUR	796,000	1,080,598
4.25%, 8/1/2013	EUR	925,000	1,258,183
4.25%, 7/1/2014	EUR	300,000	409,178
4.25%, 8/1/2014	EUR	2,750,000	3,741,644
6.00%, 11/15/2014	EUR	1,500,000	2,131,445

			23,597,430

JAPAN — 22.8%
Government of Japan 2 Year Bond:
0.10%, 1/15/2014	JPY	125,000,000	1,518,440
0.10%, 3/15/2014	JPY	125,000,000	1,518,370
0.20%, 6/15/2013	JPY	80,000,000	973,100
0.20%, 4/15/2013	JPY	123,450,000	1,501,261
0.20%, 5/15/2013	JPY	265,000,000	3,223,179
0.20%, 8/15/2013	JPY	290,000,000	3,527,946
Government of Japan 5 Year Bond:
0.50%, 12/20/2014	JPY	360,000,000	4,415,023
1.00%, 6/20/2013	JPY	375,250,000	4,608,628
0.70%, 12/20/2013	JPY	185,950,000	2,282,039
0.80%, 3/20/2014	JPY	198,950,000	2,449,799
0.90%, 12/20/2013	JPY	215,000,000	2,647,477
0.70%, 6/20/2014	JPY	365,000,000	4,491,955
0.70%, 9/20/2014	JPY	400,000,000	4,926,948
Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	210,000,000	2,636,941
1.40%, 9/20/2013	JPY	341,750,000	4,230,640
1.40%, 12/20/2013	JPY	206,650,000	2,566,111
1.50%, 3/20/2014	JPY	227,950,000	2,844,900
1.50%, 9/20/2014	JPY	435,000,000	5,461,987

			55,824,744

MEXICO — 3.1%
United Mexican States:
7.00%, 6/19/2014	MXN	42,350,000	3,456,938
8.00%, 12/19/2013	MXN	49,650,000	4,080,950

			7,537,888

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
1.00%, 1/15/2014	EUR	2,900,000	3,904,762
2.75%, 1/15/2015	EUR	2,000,000	2,818,569
3.75%, 7/15/2014	EUR	2,050,000	2,930,639
4.25%, 7/15/2013	EUR	1,000,000	1,400,149

			11,054,119

SPDR Barclays Capital Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

POLAND — 3.1%
Republic of Poland:
Zero Coupon, 7/25/2013 (c)	PLN	2,650,000	$802,273
Zero Coupon, 1/25/2014 (c)	PLN	4,150,000	1,226,983
5.00%, 10/24/2013	PLN	5,500,000	1,774,754
5.25%, 4/25/2013	PLN	5,575,000	1,800,953
5.75%, 4/25/2014	PLN	6,275,000	2,055,451

			7,660,414

SINGAPORE — 2.9%
Government of Singapore:
0.25%, 2/1/2014	SGD	250,000	198,955
1.38%, 10/1/2014	SGD	2,600,000	2,125,798
2.25%, 7/1/2013	SGD	3,725,000	3,039,960
3.63%, 7/1/2014	SGD	1,875,000	1,604,207

			6,968,920

SOUTH AFRICA — 2.5%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	32,750,000	4,388,971
8.75%, 12/21/2014	ZAR	12,250,000	1,703,608

			6,092,579

SOUTH KOREA — 4.5%
Korea Monetary Stabilization Bond:
3.59%, 10/2/2013	KRW	2,250,000,000	1,986,924
3.83%, 4/2/2013	KRW	975,000,000	863,351
3.90%, 8/2/2013	KRW	2,000,000,000	1,771,954
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	1,895,000,000	1,658,283
3.25%, 12/10/2014	KRW	1,690,000,000	1,480,367
3.50%, 6/10/2014	KRW	2,000,000,000	1,763,836
3.75%, 6/10/2013	KRW	1,750,000,000	1,549,028

			11,073,743

SPAIN — 4.5%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	1,500,000	2,005,540
3.30%, 10/31/2014	EUR	2,175,000	2,938,271
3.40%, 4/30/2014	EUR	1,625,000	2,200,043
4.20%, 7/30/2013	EUR	1,550,000	2,119,206
4.25%, 1/31/2014	EUR	1,250,000	1,716,754

			10,979,814

SWEDEN — 2.6%
Kingdom of Sweden:
1.50%, 8/30/2013	SEK	7,500,000	1,135,509
6.75%, 5/5/2014	SEK	30,775,000	5,155,178

			6,290,687

UNITED KINGDOM — 4.4%
United Kingdom Treasury Bond:
2.25%, 3/7/2014	GBP	2,925,000	4,837,784
2.75%, 1/22/2015	GBP	2,175,000	3,688,652
5.00%, 9/7/2014	GBP	350,000	621,045
8.00%, 9/27/2013	GBP	900,000	1,598,755

			10,746,236

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $241,779,671)			240,109,654

	Shares
SHORT TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS — 0.4%
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)		482,459	482,459
State Street Navigator Securities Lending Prime Portfolio (d)(f)		394,600	394,600

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $877,059)			877,059

TOTAL INVESTMENTS — 98.6% (h)
(Cost $242,656,730)			240,986,713
OTHER ASSETS & LIABILITIES — 1.4%			3,452,286

NET ASSETS — 100.0%			$244,438,999

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.2% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Investments of cash collateral for securities loaned.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.4%
AUSTRALIA — 4.2%
Commonwealth of Australia:
4.25%, 7/21/2017	AUD	1,500,000	$1,598,304
4.50%, 10/21/2014	AUD	5,700,000	6,051,059
4.50%, 4/15/2020	AUD	7,750,000	8,348,469
4.75%, 10/21/2015	AUD	700,000	754,628
4.75%, 6/15/2016	AUD	6,050,000	6,562,631
4.75%, 4/21/2027	AUD	2,600,000	2,799,430
5.25%, 3/15/2019	AUD	5,285,000	5,959,859
5.50%, 12/15/2013	AUD	4,225,000	4,522,593
5.50%, 1/21/2018	AUD	3,525,000	3,991,843
5.75%, 5/15/2021	AUD	5,550,000	6,515,758
5.75%, 7/15/2022	AUD	3,500,000	4,127,130
6.00%, 2/15/2017 (a)	AUD	5,630,000	6,462,994
6.25%, 6/15/2014	AUD	5,800,000	6,359,945
6.25%, 4/15/2015	AUD	5,250,000	5,869,320
6.50%, 5/15/2013	AUD	5,050,000	5,396,391

			75,320,354

AUSTRIA — 4.6%
Republic of Austria:
3.20%, 2/20/2017 (b)	EUR	1,900,000	2,707,599
3.40%, 10/20/2014	EUR	4,900,000	6,945,886
3.50%, 7/15/2015	EUR	3,500,000	5,024,503
3.50%, 9/15/2021 (b)	EUR	6,950,000	9,852,281
3.65%, 4/20/2022	EUR	1,500,000	2,146,607
3.65%, 4/20/2022	EUR	375,000	536,652
3.80%, 10/20/2013 (b)	EUR	4,460,000	6,235,162
3.90%, 7/15/2020 (b)	EUR	4,600,000	6,725,230
4.00%, 9/15/2016 (b)	EUR	4,700,000	6,923,193
4.15%, 3/15/2037 (b)	EUR	4,675,000	6,912,391
4.30%, 7/15/2014	EUR	3,350,000	4,813,896
4.30%, 9/15/2017 (b)	EUR	2,975,000	4,458,618
4.65%, 1/15/2018	EUR	5,545,000	8,459,426
4.85%, 3/15/2026 (b)	EUR	900,000	1,410,933
6.25%, 7/15/2027	EUR	4,365,000	7,832,377

			80,984,754

BELGIUM — 4.4%
Kingdom of Belgium:
3.25%, 9/28/2016	EUR	2,925,000	4,064,664
3.50%, 3/28/2015	EUR	2,650,000	3,718,159
3.50%, 6/28/2017	EUR	2,300,000	3,205,029
3.75%, 9/28/2015	EUR	4,425,000	6,279,219
4.00%, 3/28/2014	EUR	3,475,000	4,872,784
4.00%, 3/28/2019	EUR	4,220,000	5,999,670
4.00%, 3/28/2022	EUR	6,750,000	9,427,006
4.25%, 9/28/2013	EUR	2,400,000	3,347,893
4.25%, 9/28/2014	EUR	4,225,000	6,007,341
4.25%, 9/28/2021	EUR	3,750,000	5,334,107
4.25%, 9/28/2022	EUR	750,000	1,057,023
4.25%, 3/28/2041	EUR	2,525,000	3,565,256
5.00%, 3/28/2035	EUR	6,025,000	9,333,727
5.50%, 9/28/2017	EUR	5,210,000	7,957,371
5.50%, 3/28/2028	EUR	2,020,000	3,251,928

			77,421,177

CANADA — 4.5%
Government of Canada:
1.00%, 2/1/2014	CAD	3,500,000	3,490,090
1.50%, 3/1/2017	CAD	3,150,000	3,139,126
2.00%, 3/1/2014	CAD	4,750,000	4,824,236
2.00%, 12/1/2014	CAD	4,500,000	4,583,881
2.50%, 9/1/2013	CAD	4,800,000	4,893,603
2.75%, 9/1/2016	CAD	2,550,000	2,682,469
2.75%, 6/1/2022	CAD	2,125,000	2,229,756
3.00%, 6/1/2014	CAD	5,250,000	5,451,501
3.25%, 6/1/2021	CAD	3,000,000	3,283,206
3.50%, 6/1/2013	CAD	3,200,000	3,290,001
3.50%, 6/1/2020	CAD	3,000,000	3,335,855
3.75%, 6/1/2019	CAD	3,575,000	4,024,446
4.00%, 6/1/2016	CAD	7,530,000	8,286,503
4.00%, 6/1/2041	CAD	3,975,000	5,052,221
4.50%, 6/1/2015	CAD	4,750,000	5,210,766
5.00%, 6/1/2037	CAD	4,250,000	6,045,040
5.25%, 6/1/2013	CAD	3,300,000	3,459,280
5.75%, 6/1/2029	CAD	3,990,000	5,773,593
8.00%, 6/1/2027	CAD	1,000,000	1,704,838

			80,760,411

DENMARK — 3.7%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	21,500,000	4,009,859
3.00%, 11/15/2021	DKK	35,150,000	6,944,367
4.00%, 11/15/2015	DKK	53,900,000	10,836,828
4.00%, 11/15/2017	DKK	34,580,000	7,183,959
4.00%, 11/15/2019	DKK	49,100,000	10,405,785
4.50%, 11/15/2039	DKK	57,985,000	14,697,221
5.00%, 11/15/2013	DKK	44,125,000	8,498,242
7.00%, 11/10/2024	DKK	14,300,000	3,929,528

			66,505,789

FRANCE — 10.0%
French Treasury Note:
2.00%, 9/25/2013	EUR	6,775,000	9,223,102
2.00%, 7/12/2015	EUR	3,275,000	4,492,069
2.25%, 2/25/2016	EUR	4,000,000	5,503,116
Republic of France:
2.50%, 1/12/2014	EUR	2,775,000	3,820,736
2.50%, 1/15/2015	EUR	4,480,000	6,226,431
2.50%, 10/25/2020	EUR	4,600,000	6,046,796
3.00%, 7/12/2014	EUR	3,000,000	4,200,008
3.00%, 10/25/2015	EUR	5,250,000	7,409,511
3.25%, 4/25/2016	EUR	4,450,000	6,366,311
3.25%, 10/25/2021	EUR	3,500,000	4,829,042
3.50%, 4/25/2015	EUR	3,900,000	5,587,826
3.50%, 4/25/2020	EUR	5,250,000	7,452,690
3.50%, 4/25/2026	EUR	3,200,000	4,333,117
3.75%, 4/25/2017	EUR	3,550,000	5,171,450
3.75%, 10/25/2019	EUR	2,430,000	3,523,002
3.75%, 4/25/2021	EUR	4,100,000	5,881,479
4.00%, 4/25/2013	EUR	3,140,000	4,346,039
4.00%, 4/25/2014	EUR	4,900,000	6,970,252
4.00%, 4/25/2018	EUR	3,250,000	4,808,998
4.00%, 10/25/2038	EUR	4,675,000	6,597,993
4.00%, 4/25/2055	EUR	2,150,000	3,019,855
4.00%, 4/25/2060	EUR	1,000,000	1,423,440
4.25%, 10/25/2017	EUR	2,600,000	3,884,142
4.25%, 10/25/2018	EUR	3,200,000	4,782,741
4.25%, 4/25/2019	EUR	3,500,000	5,239,373
4.25%, 10/25/2023	EUR	6,500,000	9,642,838
4.50%, 7/12/2013	EUR	4,750,000	6,661,082
4.50%, 4/25/2041	EUR	2,200,000	3,363,341

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.75%, 4/25/2035	EUR	3,125,000	$4,889,419
5.00%, 10/25/2016	EUR	3,850,000	5,899,177
5.50%, 4/25/2029	EUR	4,250,000	7,078,051
5.75%, 10/25/2032	EUR	2,335,000	4,089,639
6.00%, 10/25/2025	EUR	100,000	172,735
8.50%, 4/25/2023	EUR	2,500,000	5,037,853

			177,973,654

GERMANY — 4.6%
Federal Republic of Germany:
2.25%, 4/11/2014	EUR	3,950,000	5,477,708
2.25%, 4/10/2015	EUR	4,630,000	6,515,061
2.50%, 10/10/2014	EUR	6,125,000	8,614,332
2.50%, 1/4/2021	EUR	2,500,000	3,564,627
3.00%, 7/4/2020	EUR	2,150,000	3,189,554
3.25%, 7/4/2021	EUR	2,650,000	3,990,598
3.25%, 7/4/2042	EUR	1,770,000	2,752,396
3.50%, 1/4/2016	EUR	3,900,000	5,769,083
3.50%, 7/4/2019	EUR	6,225,000	9,527,503
3.75%, 7/4/2013	EUR	3,400,000	4,729,401
4.00%, 7/4/2016	EUR	4,900,000	7,440,180
4.00%, 1/4/2037	EUR	3,000,000	5,078,770
4.25%, 7/4/2017	EUR	3,390,000	5,288,241
5.50%, 1/4/2031	EUR	2,150,000	4,120,652
5.63%, 1/4/2028	EUR	3,115,000	5,854,833

			81,912,939

ITALY — 4.6%
Republic of Italy:
Zero Coupon, 4/30/2013	EUR	1,925,000	2,518,968
3.00%, 4/1/2014	EUR	1,750,000	2,337,187
3.00%, 6/15/2015	EUR	3,200,000	4,203,910
3.00%, 11/1/2015	EUR	2,100,000	2,746,595
3.50%, 6/1/2014	EUR	2,000,000	2,685,905
3.75%, 12/15/2013	EUR	1,600,000	2,165,877
3.75%, 8/1/2016	EUR	2,250,000	2,972,354
3.75%, 3/1/2021	EUR	1,980,000	2,421,606
3.75%, 8/1/2021	EUR	2,600,000	3,153,918
4.00%, 9/1/2020	EUR	2,250,000	2,839,797
4.00%, 2/1/2037	EUR	4,065,000	4,254,359
4.25%, 8/1/2013	EUR	2,200,000	2,992,436
4.25%, 2/1/2015	EUR	4,850,000	6,617,629
4.25%, 2/1/2019	EUR	1,750,000	2,293,886
4.25%, 9/1/2019	EUR	2,350,000	3,059,769
4.25%, 3/1/2020	EUR	1,500,000	1,926,357
4.50%, 8/1/2018	EUR	1,475,000	1,960,918
4.50%, 2/1/2020	EUR	1,750,000	2,302,702
4.75%, 9/15/2016	EUR	3,700,000	5,068,604
4.75%, 9/1/2021	EUR	3,600,000	4,703,031
4.75%, 8/1/2023	EUR	1,475,000	1,877,437
5.00%, 3/1/2025 (b)	EUR	525,000	673,889
5.00%, 9/1/2040	EUR	525,000	616,294
5.25%, 8/1/2017	EUR	1,525,000	2,123,164
5.25%, 11/1/2029	EUR	1,750,000	2,240,285
5.75%, 2/1/2033	EUR	2,275,000	3,000,036
6.00%, 5/1/2031	EUR	2,750,000	3,736,150
6.50%, 11/1/2027	EUR	2,885,000	4,140,858

			81,633,921

JAPAN — 22.7%
Government of Japan 2 Year Bond:
0.10%, 9/15/2013	JPY	575,000,000	6,985,410
0.10%, 1/15/2014	JPY	800,000,000	9,718,014
0.20%, 6/15/2013	JPY	640,000,000	7,784,801
0.20%, 8/15/2013	JPY	475,000,000	5,778,533
Government of Japan 5 Year Bond:
0.30%, 6/20/2016	JPY	545,000,000	6,632,046
0.40%, 6/20/2015	JPY	400,000,000	4,893,401
0.40%, 6/20/2016	JPY	400,000,000	4,887,898
0.50%, 12/20/2014	JPY	475,000,000	5,825,378
0.50%, 3/20/2015	JPY	510,000,000	6,257,535
0.50%, 3/20/2016	JPY	400,000,000	4,909,421
0.60%, 12/20/2015	JPY	459,750,000	5,663,682
0.60%, 3/20/2016	JPY	480,000,000	5,914,298
0.80%, 3/20/2014	JPY	510,000,000	6,279,956
1.50%, 6/20/2013	JPY	481,250,000	5,945,787
Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	735,000,000	8,928,319
0.80%, 9/20/2020	JPY	240,000,000	2,914,287
1.00%, 9/20/2020	JPY	579,000,000	7,145,597
1.00%, 12/20/2021	JPY	250,000,000	3,048,022
1.00%, 3/20/2022	JPY	400,000,000	4,864,295
1.10%, 9/20/2021	JPY	715,000,000	8,809,604
1.20%, 12/20/2020	JPY	748,250,000	9,364,395
1.20%, 6/20/2021	JPY	625,000,000	7,791,079
1.30%, 12/20/2019	JPY	447,000,000	5,674,295
1.30%, 3/20/2020	JPY	600,000,000	7,606,523
1.30%, 3/20/2021	JPY	275,000,000	3,463,155
1.40%, 12/20/2013	JPY	875,000,000	10,865,460
1.50%, 9/20/2014	JPY	2,692,200,000	33,804,048
1.50%, 9/20/2015	JPY	625,000,000	7,933,099
1.50%, 9/20/2018	JPY	425,000,000	5,480,277
1.60%, 12/20/2015	JPY	409,500,000	5,228,428
1.70%, 9/20/2016	JPY	377,000,000	4,868,039
1.70%, 12/20/2016	JPY	505,100,000	6,540,184
1.70%, 3/20/2017	JPY	680,000,000	8,824,920
1.70%, 9/20/2017	JPY	848,000,000	11,038,519
1.80%, 6/20/2017	JPY	300,000,000	3,916,412
1.90%, 6/20/2016	JPY	202,600,000	2,630,252
Government of Japan 20 Year Bond:
1.80%, 9/20/2030	JPY	251,350,000	3,100,006
1.80%, 9/20/2031	JPY	585,000,000	7,181,706
1.80%, 12/20/2031	JPY	400,000,000	4,901,960
1.90%, 12/20/2023	JPY	175,000,000	2,296,556
1.90%, 3/20/2029	JPY	804,300,000	10,178,835
1.90%, 9/20/2030	JPY	231,000,000	2,893,320
1.90%, 3/20/2031	JPY	305,000,000	3,816,816
2.10%, 9/20/2024	JPY	200,000,000	2,670,330
2.10%, 9/20/2025	JPY	340,000,000	4,517,457
2.10%, 9/20/2029	JPY	457,750,000	5,947,713
2.10%, 12/20/2030	JPY	150,000,000	1,934,591
2.30%, 6/20/2027	JPY	2,181,200,000	29,348,782
2.60%, 3/20/2019	JPY	1,228,300,000	16,962,525
2.90%, 9/20/2019	JPY	1,556,200,000	21,992,390

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 30 Year Bond:
2.00%, 9/20/2040	JPY	575,000,000	$7,107,495
2.00%, 3/20/2042	JPY	40,000,000	492,041
2.20%, 3/20/2041	JPY	290,000,000	3,734,613
2.30%, 3/20/2039	JPY	367,500,000	4,846,508
2.30%, 3/20/2040	JPY	343,250,000	4,529,194
2.40%, 3/20/2037	JPY	560,700,000	7,525,910

			404,194,117

MEXICO — 3.8%
Mexican Bonos:
6.00%, 6/18/2015	MXN	42,500,000	3,408,513
6.25%, 6/16/2016	MXN	39,000,000	3,157,504
6.50%, 6/10/2021	MXN	92,500,000	7,364,698
7.50%, 6/3/2027	MXN	44,250,000	3,656,738
7.75%, 5/29/2031	MXN	25,300,000	2,084,477
8.50%, 5/31/2029	MXN	51,400,000	4,594,259
9.00%, 6/20/2013	MXN	37,500,000	3,075,913
9.50%, 12/18/2014	MXN	71,250,000	6,202,034
10.00%, 11/20/2036	MXN	60,000,000	6,002,145
United Mexican States:
7.00%, 6/19/2014	MXN	40,000,000	3,265,112
7.25%, 12/15/2016	MXN	75,850,000	6,397,387
8.00%, 12/19/2013	MXN	67,500,000	5,548,120
8.50%, 12/13/2018	MXN	50,750,000	4,597,319
10.00%, 12/5/2024	MXN	71,220,000	7,266,514

			66,620,733

NETHERLANDS — 4.6%
Kingdom of the Netherlands:
1.00%, 1/15/2014	EUR	1,575,000	2,120,690
2.50%, 1/15/2017 (b)	EUR	5,150,000	7,243,688
3.25%, 7/15/2015	EUR	8,650,000	12,431,524
3.25%, 7/15/2021	EUR	5,200,000	7,525,984
3.50%, 7/15/2020	EUR	5,880,000	8,676,312
3.75%, 7/15/2014	EUR	7,025,000	10,042,797
3.75%, 1/15/2023	EUR	4,025,000	6,037,607
3.75%, 1/15/2042	EUR	2,550,000	4,134,836
4.00%, 7/15/2018	EUR	4,160,000	6,307,143
4.00%, 1/15/2037	EUR	2,470,000	4,019,194
4.50%, 7/15/2017	EUR	5,580,000	8,583,415
5.50%, 1/15/2028	EUR	2,430,000	4,365,988

			81,489,178

POLAND — 3.6%
Poland Government Bond:
5.00%, 4/25/2016	PLN	16,750,000	5,396,972
5.25%, 10/25/2017	PLN	16,100,000	5,221,608
5.25%, 10/25/2020	PLN	15,650,000	4,959,246
5.50%, 4/25/2015	PLN	22,750,000	7,452,762
5.75%, 10/25/2021	PLN	20,000,000	6,528,152
5.75%, 4/25/2029	PLN	5,000,000	1,613,441
Republic of Poland:
Zero Coupon, 7/25/2013	PLN	6,025,000	1,824,036
5.00%, 10/24/2013	PLN	18,450,000	5,953,491
5.25%, 4/25/2013	PLN	13,273,000	4,287,722
5.50%, 10/25/2019	PLN	10,025,000	3,255,521
5.75%, 4/25/2014	PLN	22,100,000	7,239,118
5.75%, 9/23/2022	PLN	11,260,000	3,673,544
6.25%, 10/24/2015	PLN	18,715,000	6,283,939

			63,689,552

SOUTH AFRICA — 3.4%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	42,100,000	5,642,005
8.25%, 9/15/2017	ZAR	66,350,000	9,004,763
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	40,000,000	3,852,213
6.75%, 3/31/2021	ZAR	43,000,000	5,204,566
7.00%, 2/28/2031	ZAR	35,000,000	3,802,112
7.25%, 1/15/2020	ZAR	72,285,000	9,125,869
8.00%, 12/21/2018	ZAR	48,750,000	6,454,116
10.50%, 12/21/2026	ZAR	57,600,000	8,850,281
10.50%, 12/21/2026	ZAR	6,000,000	921,904
13.50%, 9/15/2015	ZAR	52,025,000	8,176,030

			61,033,859

SPAIN — 4.4%
Kingdom of Spain:
2.50%, 10/31/2013	EUR	5,500,000	7,353,646
3.15%, 1/31/2016	EUR	4,410,000	5,714,231
3.25%, 4/30/2016	EUR	2,300,000	2,993,228
3.30%, 10/31/2014	EUR	3,850,000	5,201,079
3.40%, 4/30/2014	EUR	3,475,000	4,704,707
3.80%, 1/31/2017	EUR	4,200,000	5,483,793
4.00%, 4/30/2020	EUR	3,250,000	4,034,844
4.20%, 1/31/2037	EUR	3,985,000	4,043,906
4.25%, 10/31/2016	EUR	4,250,000	5,675,401
4.40%, 1/31/2015	EUR	3,000,000	4,165,091
4.60%, 7/30/2019	EUR	5,220,000	6,845,727
4.65%, 7/30/2025	EUR	3,350,000	3,956,633
4.70%, 7/30/2041	EUR	3,850,000	4,160,135
5.50%, 4/30/2021	EUR	7,400,000	9,979,633
6.00%, 1/31/2029	EUR	3,150,000	4,199,888

			78,511,942

SWEDEN — 3.4%
Kingdom of Sweden:
3.00%, 7/12/2016	SEK	35,000,000	5,600,865
3.50%, 6/1/2022	SEK	49,100,000	8,414,268
3.50%, 3/30/2039	SEK	28,800,000	5,286,767
3.75%, 8/12/2017	SEK	36,635,000	6,115,707
4.25%, 3/12/2019	SEK	50,155,000	8,770,275
4.50%, 8/12/2015	SEK	50,350,000	8,353,486
5.00%, 12/1/2020	SEK	41,850,000	7,855,906
6.75%, 5/5/2014	SEK	62,800,000	10,519,746

			60,917,020

UNITED KINGDOM — 11.9%
United Kingdom Treasury Bond:
1.75%, 1/22/2017	GBP	6,700,000	11,070,501
2.00%, 1/22/2016	GBP	4,500,000	7,516,656
2.25%, 3/7/2014	GBP	4,975,000	8,228,368
2.75%, 1/22/2015	GBP	4,875,000	8,267,669
3.75%, 9/7/2019	GBP	4,750,000	8,697,506
3.75%, 9/7/2020	GBP	4,300,000	7,858,279
3.75%, 9/7/2021	GBP	2,250,000	4,099,308
3.75%, 7/22/2052	GBP	650,000	1,115,909
4.00%, 9/7/2016	GBP	4,650,000	8,435,945
4.00%, 3/7/2022	GBP	4,650,000	8,616,111
4.00%, 1/22/2060	GBP	3,200,000	5,888,924
4.25%, 12/7/2027	GBP	4,850,000	9,127,420

SPDR Barclays Capital International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

4.25%, 6/7/2032	GBP	2,625,000	$4,878,026
4.25%, 12/7/2040	GBP	5,000,000	9,281,332
4.25%, 12/7/2046	GBP	2,825,000	5,312,560
4.25%, 12/7/2049	GBP	4,025,000	7,594,882
4.25%, 12/7/2055	GBP	2,700,000	5,160,448
4.50%, 3/7/2019	GBP	4,200,000	8,032,799
4.50%, 9/7/2034	GBP	5,650,000	10,824,623
4.50%, 12/7/2042	GBP	2,725,000	5,297,789
4.75%, 9/7/2015	GBP	5,415,000	9,863,159
4.75%, 3/7/2020	GBP	3,600,000	7,020,195
4.75%, 12/7/2030	GBP	4,150,000	8,207,635
4.75%, 12/7/2038	GBP	3,414,000	6,852,219
5.00%, 9/7/2014	GBP	5,400,000	9,581,834
5.00%, 3/7/2018	GBP	2,975,000	5,767,663
5.00%, 3/7/2025	GBP	1,625,000	3,297,591
6.00%, 12/7/2028	GBP	3,350,000	7,598,036
8.00%, 6/7/2021	GBP	3,775,000	9,075,609

			212,568,996

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,676,378,627)			1,751,538,396

	Shares
SHORT TERM INVESTMENTS — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		3,324,825	3,324,825
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)		805,366	805,366

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $4,130,191)			4,130,191

TOTAL INVESTMENTS — 98.6% (g)
(Cost $1,680,508,818)			1,755,668,587
OTHER ASSETS & LIABILITIES — 1.4%			25,089,506

NET ASSETS — 100.0%			$1,780,758,093

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.0% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.2%
AUSTRALIA — 2.8%
Australia & New Zealand Banking Group, Ltd.:
3.75%, 3/10/2017	EUR	100,000	$140,449
5.25%, 5/20/2013	EUR	100,000	139,149
BHP Billiton Finance, Ltd. 6.38%, 4/4/2016	EUR	50,000	78,837
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	100,000	143,951
4.38%, 2/25/2020	EUR	50,000	71,824
National Australia Bank, Ltd.:
3.50%, 1/23/2015	EUR	100,000	139,251
4.00%, 7/13/2020	EUR	100,000	139,844
4.75%, 7/15/2016	EUR	50,000	73,038
5.50%, 5/20/2015	EUR	100,000	147,213
6.25%, 4/1/2013	AUD	100,000	105,324
Telstra Corp., Ltd.:
4.25%, 3/23/2020	EUR	100,000	146,012
4.75%, 3/21/2017	EUR	100,000	149,262
Westpac Banking Corp. 4.25%, 9/22/2016	EUR	250,000	358,127

			1,832,281

AUSTRIA — 0.3%
Erste Group Bank AG 4.75%, 9/18/2013	EUR	50,000	69,215
OMV AG 6.25%, 4/7/2014	EUR	50,000	72,718
Raiffeisen Bank International AG 3.63%, 1/27/2014	EUR	50,000	68,270

			210,203

BELGIUM — 0.4%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	50,000	95,156
Fortis Bank SA/NV 4.50%, 5/30/2014	EUR	100,000	139,735

			234,891

CANADA — 0.2%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	100,000	148,302

DENMARK — 0.9%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	100,000	138,191
6.00%, 5/28/2014	EUR	50,000	72,402
Danske Bank A/S:
3.88%, 5/18/2016	EUR	100,000	137,178
4.75%, 6/4/2014	EUR	150,000	209,968

			557,739

FINLAND — 0.2%
Nokia OYJ 5.50%, 2/4/2014	EUR	100,000	140,175

FRANCE — 12.5%
Autoroutes du Sud de la France 5.63%, 7/4/2022	EUR	100,000	154,675
AXA SA 4.50%, 1/23/2015	EUR	150,000	214,543
Banque Federative du Credit Mutuel:
4.13%, 7/20/2020	EUR	100,000	137,070
4.25%, 2/5/2014	EUR	100,000	139,162
4.38%, 5/31/2016	EUR	100,000	142,363
Banque PSA Finance SA 4.25%, 2/25/2016	EUR	100,000	134,119
BNP Paribas SA:
2.88%, 7/13/2015	EUR	100,000	137,063
3.00%, 2/24/2017	EUR	100,000	136,154
3.50%, 3/7/2016	EUR	50,000	69,723
3.75%, 11/25/2020	EUR	200,000	277,765
4.50%, 3/21/2023	EUR	100,000	147,402
5.00%, 12/16/2013	EUR	150,000	210,869
Bouygues SA:
4.25%, 7/22/2020	EUR	100,000	142,569
6.13%, 7/3/2015	EUR	100,000	150,497
Caisse Centrale du Credit Immobilier de France 3.75%, 3/10/2014	EUR	50,000	67,396
Carrefour SA:
3.88%, 4/25/2021	EUR	100,000	133,918
4.00%, 4/9/2020	EUR	50,000	68,155
5.13%, 10/10/2014	EUR	100,000	143,301
5.38%, 6/12/2015	EUR	100,000	145,668
Cie de St-Gobain 4.75%, 4/11/2017	EUR	150,000	219,974
Cie Financiere et Industrielle des Autoroutes 5.00%, 5/24/2021	EUR	50,000	74,378
Credit Agricole SA/London:
3.00%, 7/20/2015	EUR	100,000	136,512
3.63%, 3/8/2016	EUR	100,000	138,238
5.13%, 4/18/2023	EUR	100,000	145,614
6.00%, 6/24/2013	EUR	100,000	140,269
Credit Mutuel Arkea:
5.00%, 6/28/2017	EUR	50,000	71,606
5.38%, 4/22/2014	EUR	100,000	142,337
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	125,127
France Telecom SA:
3.63%, 10/14/2015	EUR	50,000	71,185
3.88%, 4/9/2020	EUR	50,000	71,319
3.88%, 1/14/2021	EUR	100,000	142,050
4.75%, 2/21/2017	EUR	100,000	149,475
5.00%, 1/22/2014	EUR	100,000	141,707
5.00%, 5/12/2016	GBP	50,000	87,458
5.63%, 5/22/2018	EUR	100,000	156,928
8.13%, 1/28/2033	EUR	100,000	193,315
GDF Suez:
2.75%, 10/18/2017	EUR	50,000	69,304
3.50%, 10/18/2022	EUR	100,000	139,131
5.00%, 10/1/2060	GBP	50,000	77,930
5.63%, 1/18/2016	EUR	50,000	76,192
6.13%, 2/11/2021	GBP	50,000	93,745
6.38%, 1/18/2021	EUR	50,000	85,027
6.88%, 1/24/2019	EUR	150,000	254,243
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	50,000	81,755
HSBC France:
4.88%, 1/15/2014	EUR	100,000	140,983
5.75%, 6/19/2013	EUR	100,000	140,039

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	50,000	$70,788
Pernod-Ricard SA 4.88%, 3/18/2016	EUR	150,000	215,480
Sanofi:
3.13%, 10/10/2014	EUR	50,000	69,833
3.50%, 5/17/2013	EUR	100,000	136,890
4.50%, 5/18/2016	EUR	100,000	149,290
Schneider Electric SA 4.00%, 8/11/2017	EUR	50,000	72,357
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	100,000	143,299
Societe Generale SA:
3.00%, 3/31/2015	EUR	100,000	135,870
3.13%, 9/21/2017	EUR	150,000	200,264
3.75%, 8/21/2014	EUR	150,000	207,571
5.13%, 12/19/2013	EUR	100,000	140,705
Total Capital SA:
3.50%, 2/27/2014	EUR	50,000	69,140
4.75%, 12/10/2013	EUR	50,000	70,389
4.88%, 1/28/2019	EUR	100,000	152,323
Veolia Environnement SA:
4.38%, 1/16/2017	EUR	50,000	72,318
5.13%, 5/24/2022	EUR	50,000	73,161
Vinci SA 4.13%, 2/20/2017	EUR	100,000	143,369
Vivendi SA 3.50%, 7/13/2015	EUR	100,000	138,356

			8,379,656

GERMANY — 4.6%
Bayer AG 4.50%, 5/23/2013	EUR	50,000	69,215
Bertelsmann AG 4.75%, 9/26/2016	EUR	50,000	73,838
BPCE SA:
2.88%, 9/22/2015	EUR	100,000	136,366
3.75%, 7/21/2017	EUR	50,000	69,855
Commerzbank AG:
3.88%, 3/22/2017	EUR	100,000	138,931
4.00%, 9/16/2020	EUR	100,000	135,340
4.75%, 1/26/2015	EUR	50,000	71,286
5.00%, 2/6/2014	EUR	100,000	140,751
Daimler AG:
1.75%, 5/21/2015	EUR	100,000	134,015
3.00%, 7/19/2013	EUR	50,000	68,108
4.13%, 1/19/2017	EUR	50,000	72,957
4.63%, 9/2/2014	EUR	100,000	143,153
Deutsche Bank AG 5.13%, 8/31/2017	EUR	300,000	450,944
Evonik Degussa GmbH 5.13%, 12/10/2013	EUR	100,000	140,510
Henkel AG & Co. KGaA 4.63%, 3/19/2014	EUR	100,000	141,981
MAN SE 5.38%, 5/20/2013	EUR	50,000	69,681
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	100,000	139,587
4.50%, 3/24/2020	EUR	50,000	74,635
Metro AG 7.63%, 3/5/2015	EUR	50,000	76,850
ThyssenKrupp AG:
4.38%, 2/28/2017	EUR	100,000	136,301
8.00%, 6/18/2014	EUR	100,000	147,355
Volkswagen Bank GmbH 2.38%, 6/28/2013	EUR	50,000	67,491
Volkswagen Financial Services AG:
3.38%, 7/28/2014	EUR	100,000	138,924
6.88%, 1/15/2014	EUR	100,000	145,853
Volkswagen Leasing GmbH 2.75%, 7/13/2015	EUR	50,000	68,824

			3,052,751

HONG KONG — 0.3%
Hutchison Whampoa Finance 03/13, Ltd. 5.88%, 7/8/2013	EUR	50,000	69,961
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	100,000	144,955

			214,916

IRELAND — 2.4%
GE Capital European Funding:
2.00%, 2/27/2015	EUR	100,000	133,985
2.88%, 10/28/2014	EUR	100,000	137,622
2.88%, 9/17/2015	EUR	100,000	138,008
3.75%, 4/4/2016	EUR	100,000	141,722
4.13%, 10/27/2016	EUR	150,000	215,105
4.25%, 2/6/2014	EUR	100,000	139,748
4.25%, 3/1/2017	EUR	100,000	143,915
4.75%, 7/30/2014	EUR	130,000	185,158
5.25%, 5/18/2015	EUR	100,000	146,213
5.38%, 1/16/2018	EUR	100,000	151,100
5.38%, 1/23/2020	EUR	50,000	76,200

			1,608,776

ITALY — 7.3%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	100,000	132,430
Atlantia SpA:
3.38%, 9/18/2017	EUR	150,000	199,959
4.50%, 2/8/2019	EUR	100,000	138,412
5.63%, 5/6/2016	EUR	200,000	294,326
Banca Monte dei Paschi di Siena SpA:
4.13%, 11/11/2013	EUR	100,000	132,497
4.50%, 3/7/2014	EUR	100,000	132,232
4.75%, 4/30/2014	EUR	100,000	133,818
Banca Popolaire di Milano Scarl 4.00%, 4/15/2013	EUR	100,000	133,269
Banco Popolare SC 4.13%, 10/22/2014	EUR	150,000	198,836
Enel SpA 5.25%, 6/20/2017	EUR	100,000	142,884
ENI SpA:
3.50%, 1/29/2018	EUR	50,000	68,626
4.00%, 6/29/2020	EUR	50,000	68,952
4.13%, 9/16/2019	EUR	100,000	140,188
4.25%, 2/3/2020	EUR	100,000	140,099
4.63%, 4/30/2013	EUR	100,000	137,503
4.75%, 11/14/2017	EUR	50,000	73,144
5.00%, 1/28/2016	EUR	100,000	146,194

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

5.88%, 1/20/2014	EUR	100,000	$142,758
Intesa Sanpaolo SpA:
3.38%, 1/19/2015	EUR	100,000	133,355
3.75%, 11/23/2016	EUR	100,000	131,199
4.00%, 11/8/2018	EUR	100,000	126,338
4.13%, 1/14/2016	EUR	100,000	133,886
4.13%, 4/14/2020	EUR	150,000	189,241
4.75%, 6/15/2017	EUR	100,000	134,221
5.38%, 12/19/2013	EUR	150,000	206,846
Telecom Italia SpA:
5.13%, 1/25/2016	EUR	100,000	139,461
5.25%, 2/10/2022	EUR	100,000	131,863
6.38%, 6/24/2019	GBP	100,000	159,048
7.38%, 12/15/2017	GBP	50,000	84,390
Terna Rete Elettrica Nazionale SpA 4.75%, 3/15/2021	EUR	100,000	139,131
UniCredit SpA:
3.63%, 8/21/2013	EUR	100,000	134,006
4.38%, 2/10/2014	EUR	50,000	67,918
4.88%, 3/7/2017	EUR	100,000	132,940
5.25%, 1/14/2014	EUR	100,000	137,694
Unione di Banche Italiane SCPA 4.13%, 10/21/2013	EUR	100,000	134,283

			4,871,947

LUXEMBOURG — 2.1%
ArcelorMittal:
4.63%, 11/17/2017	EUR	50,000	68,123
8.25%, 6/3/2013	EUR	100,000	142,078
9.38%, 6/3/2016	EUR	50,000	78,533
Enel Finance International NV:
4.00%, 9/14/2016	EUR	150,000	205,970
5.63%, 8/14/2024	GBP	100,000	146,776
5.75%, 9/14/2040	GBP	100,000	131,519
Enel Finance International SA 5.00%, 9/14/2022	EUR	150,000	206,836
Glencore Finance Europe SA 5.25%, 3/22/2017	EUR	100,000	140,328
Novartis Finance SA 4.25%, 6/15/2016	EUR	100,000	148,750
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	100,000	139,772

			1,408,685

MEXICO — 0.2%
America Movil SAB de CV 3.75%, 6/28/2017	EUR	100,000	143,171

NETHERLANDS — 23.6%
ABB Finance BV 2.63%, 3/26/2019	EUR	100,000	133,641
ABN Amro Bank NV:
2.75%, 10/29/2013	EUR	200,000	270,189
3.63%, 10/6/2017	EUR	100,000	137,080
4.13%, 3/28/2022	EUR	100,000	133,486
4.25%, 4/11/2016	EUR	100,000	141,759
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	100,000	138,568
4.00%, 11/23/2016	EUR	100,000	146,721
4.75%, 7/22/2019	EUR	100,000	152,114
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	100,000	145,489
5.13%, 6/9/2015	EUR	100,000	148,629
6.00%, 12/4/2013	EUR	100,000	143,970
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	100,000	144,106
BMW Finance NV:
2.13%, 1/13/2015	EUR	100,000	135,390
2.88%, 4/18/2013	EUR	50,000	67,818
3.25%, 1/28/2016	EUR	100,000	140,401
3.25%, 1/14/2019	EUR	100,000	138,764
3.63%, 1/29/2018	EUR	100,000	142,178
3.88%, 1/18/2017	EUR	100,000	143,804
4.00%, 9/17/2014	EUR	100,000	141,134
4.25%, 1/22/2014	EUR	100,000	139,994
8.88%, 9/19/2013	EUR	100,000	147,751
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.38%, 1/18/2016	EUR	350,000	487,220
3.38%, 4/21/2017	EUR	400,000	552,545
3.88%, 4/20/2016	EUR	280,000	394,970
4.00%, 9/10/2015	GBP	100,000	168,815
4.13%, 1/12/2021	EUR	200,000	279,480
4.13%, 7/14/2025	EUR	510,000	701,063
4.25%, 4/22/2014	EUR	100,000	140,428
4.38%, 1/22/2014	EUR	350,000	489,924
4.75%, 1/15/2018	EUR	200,000	293,422
4.75%, 6/6/2022	EUR	200,000	291,546
Daimler International Finance BV 7.88%, 1/16/2014	EUR	150,000	222,312
Deutsche Telekom International Finance BV:
4.00%, 1/19/2015	EUR	50,000	70,872
4.25%, 7/13/2022	EUR	100,000	146,367
4.50%, 10/25/2013	EUR	150,000	209,117
5.75%, 4/14/2015	EUR	100,000	148,875
6.00%, 1/20/2017	EUR	100,000	155,347
6.50%, 4/8/2022	GBP	50,000	94,963
Diageo Capital BV 5.50%, 7/1/2013	EUR	100,000	140,107
E.ON International Finance BV:
4.88%, 1/28/2014	EUR	50,000	70,844
5.13%, 5/7/2013	EUR	50,000	69,415
5.25%, 9/8/2015	EUR	50,000	74,831
5.50%, 1/19/2016	EUR	100,000	151,788
5.50%, 10/2/2017	EUR	150,000	235,380
5.75%, 5/7/2020	EUR	100,000	164,569
5.88%, 10/30/2037	GBP	50,000	91,907
6.00%, 10/30/2019	GBP	100,000	191,041
6.38%, 6/7/2032	GBP	50,000	97,079
6.75%, 1/27/2039	GBP	50,000	102,167
EADS Finance BV 4.63%, 8/12/2016	EUR	50,000	74,003
Enel Finance International NV 4.63%, 6/24/2015	EUR	100,000	139,988
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	150,000	210,436
4.63%, 7/9/2014	EUR	100,000	141,068
Generali Finance BV 4.75%, 5/12/2014	EUR	100,000	140,418
Heineken NV 7.13%, 4/7/2014	EUR	100,000	147,683

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

HIT Finance BV 4.88%, 10/27/2021	EUR	100,000	$126,511
ING Bank NV:
2.25%, 9/23/2013	EUR	100,000	134,429
3.38%, 3/3/2015	EUR	200,000	276,543
3.88%, 5/24/2016	EUR	100,000	140,523
4.50%, 2/21/2022	EUR	100,000	139,921
ING Groep NV:
4.75%, 5/31/2017	EUR	100,000	141,043
5.63%, 9/3/2013	EUR	100,000	139,412
ING Verzekeringen NV 4.00%, 9/18/2013	EUR	50,000	67,976
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	100,000	133,662
4.50%, 9/17/2014	EUR	150,000	204,281
4.50%, 3/27/2017	EUR	100,000	133,263
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	150,000	201,605
4.75%, 1/17/2017	EUR	100,000	144,874
Linde Finance BV 4.75%, 4/24/2017	EUR	50,000	76,021
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	100,000	139,093
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	100,000	139,036
4.88%, 2/19/2019	EUR	100,000	133,861
5.00%, 7/22/2013	EUR	50,000	68,888
6.50%, 3/27/2014	EUR	50,000	71,293
Royal Bank Of Scotland NV:
4.25%, 5/11/2016	EUR	50,000	68,498
4.75%, 1/4/2014	EUR	100,000	137,794
RWE Finance BV:
5.00%, 2/10/2015	EUR	150,000	218,948
5.75%, 11/20/2013	EUR	50,000	71,506
6.13%, 7/6/2039	GBP	50,000	93,047
6.25%, 6/3/2030	GBP	100,000	188,828
6.50%, 8/10/2021	EUR	50,000	86,163
Schlumberger Finance BV:
2.75%, 12/1/2015	EUR	50,000	69,755
4.50%, 3/25/2014	EUR	100,000	141,643
Shell International Finance BV:
3.00%, 5/14/2013	EUR	100,000	136,306
4.38%, 5/14/2018	EUR	200,000	304,640
4.50%, 2/9/2016	EUR	100,000	148,685
4.63%, 5/22/2017	EUR	100,000	152,608
Siemens Financieringsmaatschappij NV:
5.13%, 2/20/2017	EUR	150,000	231,497
5.38%, 6/11/2014	EUR	50,000	72,637
5.63%, 6/11/2018	EUR	100,000	160,634
ThyssenKrupp Finance Nederland BV 8.50%, 2/25/2016	EUR	50,000	77,802
Volkswagen International Finance NV:
2.13%, 1/19/2015	EUR	100,000	135,421
3.25%, 1/21/2019	EUR	100,000	137,948
3.50%, 2/2/2015	EUR	100,000	140,252
4.88%, 5/22/2013	EUR	50,000	69,311
5.38%, 11/15/2013	EUR	100,000	141,759
7.00%, 2/9/2016	EUR	50,000	79,307

			15,800,200

NORWAY — 1.3%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	200,000	279,546
4.38%, 2/24/2021	EUR	100,000	142,854
4.50%, 5/29/2014	EUR	100,000	141,581
5.88%, 6/20/2013	EUR	150,000	210,425
Telenor ASA 4.88%, 5/29/2017	EUR	50,000	76,203

			850,609

SPAIN — 5.7%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	50,000	67,504
5.13%, 6/12/2017	EUR	50,000	68,583
BBVA Senior Finance SAU:
3.00%, 8/22/2013	EUR	100,000	133,813
3.25%, 4/23/2015	EUR	100,000	130,956
3.88%, 8/6/2015	EUR	50,000	66,421
4.88%, 1/23/2014	EUR	150,000	206,428
Caja Ahorros Barcelona 3.75%, 11/5/2013	EUR	50,000	67,021
Criteria Caixacorp SA 4.13%, 11/20/2014	EUR	100,000	133,974
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	100,000	136,616
5.25%, 7/9/2014	EUR	100,000	139,817
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	100,000	132,171
4.88%, 3/4/2014	EUR	100,000	139,554
7.50%, 11/25/2015	EUR	50,000	76,663
Santander International Debt SA Unipersonal:
2.88%, 9/20/2013	EUR	100,000	132,892
3.38%, 12/1/2015	EUR	100,000	129,481
3.50%, 8/12/2014	EUR	200,000	265,735
3.50%, 3/10/2015	EUR	100,000	132,197
4.13%, 10/4/2017	EUR	100,000	130,933
Telefonica Emisiones SAU:
3.41%, 3/24/2015	EUR	100,000	134,904
3.66%, 9/18/2017	EUR	100,000	129,376
4.38%, 2/2/2016	EUR	100,000	136,555
4.67%, 2/7/2014	EUR	100,000	137,836
4.69%, 11/11/2019	EUR	100,000	133,024
4.75%, 2/7/2017	EUR	100,000	136,747
4.80%, 2/21/2018	EUR	100,000	134,776
5.38%, 2/2/2018	GBP	50,000	79,927
5.43%, 2/3/2014	EUR	100,000	139,594
5.50%, 4/1/2016	EUR	100,000	141,154
5.58%, 6/12/2013	EUR	50,000	69,166
5.60%, 3/12/2020	GBP	100,000	156,354

			3,820,172

SWEDEN — 2.2%
Nordea Bank AB:
2.75%, 8/11/2015	EUR	50,000	68,942
3.63%, 2/11/2016	EUR	100,000	140,549
3.75%, 2/24/2017	EUR	100,000	141,533
4.00%, 6/29/2020	EUR	150,000	211,429
4.50%, 5/12/2014	EUR	150,000	212,244
Skandinaviska Enskilda Banken AB 5.50%, 5/6/2014	EUR	100,000	143,898

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

Svenska Handelsbanken AB:
3.75%, 2/24/2017	EUR	100,000	$142,471
4.38%, 10/20/2021	EUR	100,000	145,609
4.88%, 3/25/2014	EUR	150,000	213,196
Volvo Treasury AB 5.00%, 5/31/2017	EUR	50,000	74,286

			1,494,157

SWITZERLAND — 1.1%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	70,000	91,102
Swisscom AG 3.25%, 9/14/2018	CHF	150,000	184,238
UBS AG/London:
3.13%, 1/18/2016	EUR	100,000	136,656
5.63%, 5/19/2014	EUR	100,000	143,556
6.63%, 4/11/2018	GBP	100,000	182,759

			738,311

UNITED KINGDOM — 14.9%
Abbey National Treasury Services PLC/London 3.38%, 10/20/2015	EUR	150,000	200,170
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	50,000	74,245
Bank of Scotland PLC 5.63%, 5/23/2013	EUR	50,000	69,219
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	150,000	207,184
4.00%, 1/20/2017	EUR	100,000	140,719
4.88%, 8/13/2019	EUR	150,000	219,287
5.25%, 5/27/2014	EUR	200,000	284,946
5.75%, 8/17/2021	GBP	50,000	85,385
5.75%, 8/17/2021	GBP	50,000	85,385
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	50,000	76,770
5.88%, 3/12/2015	EUR	100,000	149,081
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	100,000	136,951
5.13%, 12/1/2025	GBP	50,000	89,384
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	100,000	134,952
2.99%, 2/18/2019	EUR	100,000	136,033
3.10%, 10/7/2014	EUR	150,000	207,461
3.83%, 10/6/2017	EUR	50,000	71,795
British Telecommunications PLC 6.50%, 7/7/2015	EUR	100,000	152,133
Centrica PLC 7.00%, 9/19/2033	GBP	50,000	102,327
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	100,000	136,794
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	150,000	211,965
4.75%, 8/5/2019	EUR	150,000	221,123
5.13%, 9/18/2017	EUR	100,000	149,447
6.13%, 8/5/2013	EUR	250,000	352,959
Diageo Finance PLC 6.63%, 12/5/2014	EUR	50,000	75,607
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	50,000	71,875
5.25%, 12/19/2033	GBP	100,000	183,406
5.25%, 4/10/2042	GBP	50,000	90,425
5.63%, 12/13/2017	EUR	100,000	159,264
6.38%, 3/9/2039	GBP	50,000	104,589
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	50,000	69,379
3.75%, 11/30/2016	EUR	100,000	142,746
3.88%, 10/24/2018	EUR	100,000	142,236
4.00%, 1/15/2021	EUR	100,000	142,735
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	50,000	70,629
Imperial Tobacco Finance PLC:
4.38%, 11/22/2013	EUR	100,000	138,950
8.38%, 2/17/2016	EUR	100,000	162,142
9.00%, 2/17/2022	GBP	50,000	108,700
Lloyds TSB Bank PLC:
3.75%, 9/7/2015	EUR	150,000	203,846
4.50%, 9/15/2014	EUR	100,000	138,152
4.63%, 2/2/2017	EUR	100,000	136,304
5.38%, 9/3/2019	EUR	100,000	139,923
6.38%, 6/17/2016	EUR	150,000	219,634
6.50%, 9/17/2040	GBP	100,000	151,642
Nationwide Building Society 3.75%, 1/20/2015	EUR	150,000	206,834
SABMiller PLC 4.50%, 1/20/2015	EUR	50,000	71,845
Scottish & Southern Energy PLC 5.75%, 2/5/2014	GBP	50,000	85,513
Standard Chartered PLC:
3.63%, 12/15/2015	EUR	50,000	70,483
4.13%, 1/18/2019	EUR	100,000	140,751
5.75%, 4/30/2014	EUR	200,000	288,438
Tesco PLC:
5.88%, 9/12/2016	EUR	100,000	155,423
6.13%, 2/24/2022	GBP	50,000	91,975
The Royal Bank of Scotland Group PLC:
4.75%, 5/18/2016	EUR	150,000	209,669
4.88%, 7/15/2015	EUR	50,000	69,900
4.88%, 1/20/2017	EUR	100,000	138,115
5.25%, 5/15/2013	EUR	150,000	205,697
5.38%, 9/30/2019	EUR	200,000	271,222
5.50%, 3/23/2020	EUR	50,000	67,971
5.75%, 5/21/2014	EUR	100,000	140,773
6.63%, 9/17/2018	GBP	100,000	174,499
6.88%, 5/17/2025	GBP	50,000	84,523
UBS AG/London:
3.50%, 7/15/2015	EUR	100,000	139,446
6.00%, 4/18/2018	EUR	100,000	154,433
6.25%, 9/3/2013	EUR	100,000	141,543
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	50,000	85,480
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	50,000	85,339
4.65%, 1/20/2022	EUR	50,000	76,531
6.25%, 1/15/2016	EUR	100,000	155,092
6.88%, 12/4/2013	EUR	100,000	145,531
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	176,521

			9,981,446

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

UNITED STATES — 14.2%
3M Co. 5.00%, 7/14/2014	EUR	50,000	$72,149
American Express Credit Corp. 5.38%, 10/1/2014	GBP	50,000	85,405
ASIF III Jersey, Ltd. 4.75%, 9/11/2013	EUR	50,000	68,371
AT&T, Inc.:
5.88%, 4/28/2017	GBP	50,000	92,743
6.13%, 4/2/2015	EUR	100,000	151,572
6.13%, 4/2/2015	EUR	50,000	75,786
7.00%, 4/30/2040	GBP	50,000	107,716
BAA Funding, Ltd.:
6.45%, 12/10/2031	GBP	100,000	177,836
6.75%, 12/3/2026	GBP	100,000	188,786
Bank of America Corp.:
4.63%, 2/18/2014	EUR	50,000	68,764
4.63%, 8/7/2017	EUR	100,000	135,793
4.75%, 4/3/2017	EUR	100,000	137,237
5.13%, 9/26/2014	EUR	100,000	139,569
6.13%, 9/15/2021	GBP	50,000	82,650
7.00%, 6/15/2016	EUR	100,000	149,573
7.00%, 7/31/2028	GBP	100,000	169,914
BMW US Capital LLC 5.00%, 5/28/2015	EUR	100,000	146,810
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	50,000	67,764
3.95%, 10/10/2013	EUR	100,000	136,530
4.00%, 11/26/2015	EUR	100,000	137,192
4.38%, 1/30/2017	EUR	100,000	139,607
4.75%, 11/12/2013	EUR	50,000	69,134
5.00%, 8/2/2019	EUR	150,000	209,309
7.38%, 6/16/2014	EUR	100,000	146,320
7.38%, 9/4/2019	EUR	100,000	157,884
7.63%, 4/3/2018	GBP	50,000	93,476
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	50,000	69,288
4.88%, 5/30/2017	EUR	50,000	72,529
Johnson & Johnson 4.75%, 11/6/2019	EUR	50,000	78,577
JPMorgan Chase & Co.:
3.75%, 6/15/2016	EUR	100,000	141,070
3.88%, 9/23/2020	EUR	100,000	139,108
5.25%, 5/8/2013	EUR	100,000	138,498
5.25%, 1/14/2015	EUR	150,000	218,286
6.13%, 4/1/2014	EUR	100,000	144,552
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	100,000	146,628
Merrill Lynch & Co., Inc.:
4.45%, 1/31/2014	EUR	50,000	68,255
4.63%, 10/2/2013	EUR	100,000	136,337
4.88%, 5/30/2014	EUR	100,000	138,045
6.75%, 5/21/2013	EUR	100,000	139,072
7.75%, 4/30/2018	GBP	50,000	87,753
Morgan Stanley:
4.00%, 11/17/2015	EUR	100,000	133,647
4.50%, 10/29/2014	EUR	100,000	136,323
4.50%, 2/23/2016	EUR	100,000	135,093
5.38%, 8/10/2020	EUR	100,000	132,212
5.50%, 10/2/2017	EUR	100,000	138,062
NYSE Euronext 5.38%, 6/30/2015	EUR	100,000	143,466
Pfizer, Inc.:
3.63%, 6/3/2013	EUR	100,000	137,208
4.75%, 6/3/2016	EUR	150,000	224,700
5.75%, 6/3/2021	EUR	100,000	167,099
6.50%, 6/3/2038	GBP	100,000	213,485
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	50,000	89,139
5.63%, 3/4/2016	EUR	200,000	308,421
6.50%, 3/4/2021	EUR	150,000	262,317
The Goldman Sachs Group, Inc.:
4.00%, 2/2/2015	EUR	80,000	109,331
4.38%, 3/16/2017	EUR	100,000	133,976
4.50%, 5/9/2016	EUR	100,000	137,212
4.50%, 1/30/2017	EUR	50,000	67,681
4.75%, 1/28/2014	EUR	100,000	138,237
5.13%, 10/16/2014	EUR	100,000	140,329
5.13%, 10/23/2019	EUR	50,000	67,188
6.38%, 5/2/2018	EUR	100,000	144,563
The Procter & Gamble Co.:
4.50%, 5/12/2014	EUR	100,000	142,732
4.88%, 5/11/2027	EUR	100,000	157,202
5.13%, 10/24/2017	EUR	50,000	78,178
Toyota Motor Credit Corp. 6.63%, 2/3/2016	EUR	150,000	237,653
Wal-Mart Stores, Inc.:
4.88%, 1/19/2039	GBP	100,000	173,600
5.25%, 9/28/2035	GBP	100,000	182,396
5.63%, 3/27/2034	GBP	50,000	96,483
Wells Fargo & Co.:
4.13%, 11/3/2016	EUR	100,000	143,970
4.63%, 11/2/2035	GBP	50,000	79,897
Zurich Finance USA, Inc. 4.50%, 9/17/2014	EUR	100,000	141,893

			9,519,581

TOTAL CORPORATE BONDS & NOTES —
(Cost $65,015,391)			65,007,969

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.23% (b)(c)(d) (Cost $9,272)		9,272	9,272

TOTAL INVESTMENTS — 97.2% (e)
(Cost $65,024,663)			65,017,241
OTHER ASSETS & LIABILITIES — 2.8%			1,903,759

NET ASSETS — 100.0%			$66,921,000

SPDR Barclays Capital International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

4/10/2012	115,900,000	JPY	1,064,080	EUR	$8,649	Morgan Stanley & Co.
4/10/2012	37,059	EUR	4,000,000	JPY	(744)	UBS AG/London
4/10/2012	1,033,357	EUR	111,900,000	JPY	(16,343)	HSBC Bank PLC
5/10/2012	1,064,231	EUR	115,900,000	JPY	(8,691)	Morgan Stanley & Co.

					$(17,129)

AUD — Australian Dollar
CHF — Swiss Franc
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 96.0%
BRAZIL — 11.9%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 7/1/2013 (a)	BRL	7,675,000	$3,772,319
Zero Coupon, 1/1/2014 (a)	BRL	1,950,000	909,821
Zero Coupon, 4/1/2014 (a)	BRL	9,000,000	4,089,921
Zero Coupon, 1/1/2015 (a)	BRL	3,500,000	1,466,387
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2014	BRL	4,750,000	2,619,826
10.00%, 1/1/2015	BRL	3,000,000	1,638,158
10.00%, 1/1/2017	BRL	6,600,000	3,525,647
10.00%, 1/1/2021	BRL	2,280,000	1,174,377
Brazilian Government International Bond:
10.25%, 1/10/2028 (b)	BRL	500,000	327,523
12.50%, 1/5/2016	BRL	500,000	330,812
12.50%, 1/5/2022	BRL	250,000	181,988

			20,036,779

CHILE — 1.9%
Bonos del Banco Central de Chile en Pesos:
6.00%, 1/1/2015	CLP	220,000,000	446,747
6.00%, 5/1/2015	CLP	125,000,000	251,752
6.00%, 2/1/2016	CLP	315,000,000	645,013
6.00%, 8/1/2016	CLP	200,000,000	410,106
6.00%, 2/1/2021	CLP	320,000,000	652,957
8.00%, 6/1/2014	CLP	150,000,000	306,464
Chile Government International Bond 5.50%, 8/5/2020	CLP	200,000,000	427,164

			3,140,203

COLOMBIA — 4.3%
Colombia Government International Bond:
7.75%, 4/14/2021	COP	170,000,000	112,778
9.85%, 6/28/2027	COP	200,000,000	156,553
12.00%, 10/22/2015	COP	160,000,000	111,676
Colombian TES:
7.25%, 6/15/2016	COP	3,000,000,000	1,719,296
7.50%, 8/26/2026	COP	1,000,000,000	558,735
8.00%, 10/28/2015	COP	500,000,000	292,395
10.00%, 7/24/2024	COP	500,000,000	338,631
10.25%, 11/14/2013	COP	1,000,000,000	593,030
11.00%, 7/24/2020	COP	3,000,000,000	2,066,362
13.50%, 9/12/2014	COP	2,000,000,000	1,293,620

			7,243,076

CZECH REPUBLIC — 4.4%
Czech Republic Government Bond:
2.75%, 3/31/2014	CZK	1,700,000	92,997
2.80%, 9/16/2013	CZK	20,850,000	1,139,684
3.40%, 9/1/2015	CZK	14,500,000	809,911
3.70%, 6/16/2013	CZK	2,300,000	126,623
3.75%, 9/12/2020	CZK	11,000,000	609,228
3.85%, 9/29/2021	CZK	27,600,000	1,514,815
4.00%, 4/11/2017	CZK	18,200,000	1,041,404
4.20%, 12/4/2036	CZK	7,400,000	405,166
4.60%, 8/18/2018	CZK	7,900,000	465,839
5.00%, 4/11/2019	CZK	9,600,000	576,799
5.70%, 5/25/2024	CZK	6,000,000	379,692
6.95%, 1/26/2016	CZK	4,300,000	270,338

			7,432,496

EGYPT — 2.3%
Egypt Government International Bond 5.75%, 4/29/2020	USD	150,000	142,500
Egypt Treasury Bills:
Zero Coupon, 6/12/2012 (a)	EGP	2,000,000	321,954
Zero Coupon, 9/11/2012 (a)	EGP	3,000,000	465,581
Zero Coupon, 2/5/2013 (a)	EGP	10,000,000	1,450,662
Zero Coupon, 2/19/2013 (a)	EGP	10,000,000	1,441,556

			3,822,253

HUNGARY — 3.3%
Hungary Government Bond:
5.50%, 2/12/2014	HUF	55,000,000	236,477
5.50%, 2/12/2016	HUF	152,000,000	615,192
6.00%, 11/24/2023	HUF	9,000,000	31,619
6.75%, 8/22/2014	HUF	215,000,000	941,134
6.75%, 2/24/2017	HUF	67,000,000	277,296
6.75%, 11/24/2017	HUF	310,000,000	1,266,776
7.00%, 6/24/2022	HUF	144,000,000	563,178
7.50%, 10/24/2013	HUF	174,500,000	781,484
7.50%, 11/12/2020	HUF	80,200,000	328,107
8.00%, 2/12/2015	HUF	109,500,000	484,884

			5,526,147

INDONESIA — 4.5%
Indonesia Treasury Bond:
6.25%, 4/15/2017	IDR	4,200,000,000	481,310
6.38%, 4/15/2042	IDR	2,500,000,000	270,689
7.00%, 5/15/2022	IDR	8,100,000,000	959,513
7.00%, 5/15/2027	IDR	4,100,000,000	477,725
7.38%, 9/15/2016	IDR	2,020,000,000	240,456
8.25%, 7/15/2021	IDR	8,840,000,000	1,116,938
8.25%, 6/15/2032	IDR	4,060,000,000	518,306
8.38%, 9/15/2026	IDR	500,000,000	64,270
9.00%, 9/15/2013	IDR	1,030,000,000	120,064
9.50%, 6/15/2015	IDR	6,000,000,000	745,749
9.50%, 7/15/2031	IDR	4,580,000,000	640,573
9.50%, 5/15/2041	IDR	2,000,000,000	293,319
9.75%, 5/15/2037	IDR	1,250,000,000	183,455
10.00%, 9/15/2024	IDR	1,000,000,000	142,552
10.00%, 2/15/2028	IDR	1,400,000,000	201,573
10.50%, 8/15/2030	IDR	2,600,000,000	391,076
11.00%, 11/15/2020	IDR	2,900,000,000	423,885
11.00%, 9/15/2025	IDR	2,000,000,000	305,488

			7,576,941

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

ISRAEL — 4.3%
Israel Government Bond — Fixed:
3.50%, 9/30/2013	ILS	1,700,000	$463,445
3.50%, 8/31/2014	ILS	3,250,000	887,134
4.25%, 8/31/2016	ILS	5,600,000	1,550,595
4.50%, 1/30/2015	ILS	2,260,000	632,609
5.00%, 1/31/2020	ILS	650,000	182,294
5.50%, 2/28/2017	ILS	500,000	145,439
5.50%, 1/31/2022	ILS	2,620,000	751,102
6.00%, 2/28/2019	ILS	4,200,000	1,253,621
6.25%, 10/30/2026	ILS	2,110,000	638,488
Israel Government Bond — Shahar:
6.50%, 1/31/2016	ILS	2,000,000	598,593
7.50%, 3/31/2014	ILS	550,000	161,514

			7,264,834

MALAYSIA — 6.2%
Malaysia Government Bond:
3.42%, 8/15/2022	MYR	300,000	95,393
3.43%, 8/15/2014	MYR	4,880,000	1,602,964
3.46%, 7/31/2013	MYR	600,000	196,837
3.50%, 5/31/2027	MYR	600,000	185,664
3.58%, 9/28/2018	MYR	3,750,000	1,225,607
3.74%, 2/27/2015	MYR	4,825,000	1,597,844
4.01%, 9/15/2017	MYR	3,970,000	1,331,389
4.16%, 7/15/2021	MYR	3,390,000	1,149,127
4.23%, 6/30/2031	MYR	900,000	298,949
4.26%, 9/15/2016	MYR	2,310,000	782,406
4.38%, 11/29/2019	MYR	840,000	288,112
4.39%, 4/15/2026	MYR	2,400,000	823,645
4.50%, 4/15/2030	MYR	100,000	34,506
5.09%, 4/30/2014	MYR	2,050,000	695,462

			10,307,905

MEXICO — 8.5%
Mexican Bonos:
6.00%, 6/18/2015	MXN	7,100,000	569,422
6.50%, 6/10/2021	MXN	24,500,000	1,950,650
7.50%, 6/3/2027	MXN	15,120,000	1,249,489
7.75%, 12/14/2017	MXN	3,800,000	329,307
8.00%, 6/11/2020	MXN	5,400,000	475,378
8.50%, 5/31/2029	MXN	19,350,000	1,729,551
8.50%, 11/18/2038	MXN	12,000,000	1,045,075
9.00%, 6/20/2013	MXN	20,300,000	1,665,094
9.50%, 12/18/2014	MXN	8,800,000	766,006
10.00%, 11/20/2036	MXN	5,800,000	580,207
United Mexican States:
7.00%, 6/19/2014	MXN	23,100,000	1,885,602
7.25%, 12/15/2016	MXN	8,800,000	742,215
8.50%, 12/13/2018	MXN	14,800,000	1,340,696

			14,328,692

PERU — 2.3%
Peru Government Bond:
6.95%, 8/12/2031	PEN	1,130,000	456,872
8.20%, 8/12/2026	PEN	730,000	333,441
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	1,720,000	679,423
6.90%, 8/12/2037	PEN	150,000	60,146
7.84%, 8/12/2020	PEN	1,550,000	673,468
8.20%, 8/12/2026	PEN	1,880,000	858,724
8.60%, 8/12/2017	PEN	1,100,000	488,793
9.91%, 5/5/2015	PEN	695,000	302,261

			3,853,128

PHILIPPINES — 4.0%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	1,000,000	23,779
5.88%, 1/31/2018	PHP	19,400,000	481,782
5.88%, 12/16/2020	PHP	26,000,000	641,979
7.00%, 1/27/2016	PHP	36,700,000	936,358
7.00%, 3/31/2017	PHP	12,000,000	310,467
7.75%, 2/18/2020	PHP	13,100,000	362,411
7.88%, 2/19/2019	PHP	13,500,000	373,197
8.00%, 7/19/2031	PHP	67,687,338	1,969,241
8.13%, 12/16/2035	PHP	39,200,000	1,139,923
8.38%, 5/22/2015	PHP	4,000,000	104,867
Philippine Government International Bond:
4.95%, 1/15/2021	PHP	5,000,000	121,209
6.25%, 1/14/2036	PHP	10,000,000	248,771

			6,713,984

POLAND — 7.8%
Poland Government Bond:
4.75%, 10/25/2016	PLN	4,300,000	1,368,671
5.00%, 4/25/2016	PLN	2,150,000	692,746
5.25%, 10/25/2017	PLN	2,400,000	778,376
5.25%, 10/25/2020	PLN	3,040,000	963,329
5.50%, 4/25/2015	PLN	5,590,000	1,831,250
5.75%, 10/25/2021	PLN	5,600,000	1,827,883
5.75%, 4/25/2029	PLN	1,080,000	348,503
Republic of Poland:
Zero Coupon, 7/25/2013 (a)	PLN	3,180,000	962,728
Zero Coupon, 1/25/2014 (a)	PLN	7,900,000	2,335,703
5.25%, 4/25/2013	PLN	820,000	264,894
5.50%, 10/25/2019	PLN	2,300,000	746,903
5.75%, 4/25/2014	PLN	700,000	229,293
6.25%, 10/24/2015	PLN	2,000,000	671,540

			13,021,819

RUSSIA — 4.3%
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018 (b)	RUB	205,000,000	7,261,381

SOUTH AFRICA — 4.5%
Republic of South Africa:
7.50%, 1/15/2014	ZAR	1,800,000	241,226
8.25%, 9/15/2017	ZAR	6,600,000	895,726
8.75%, 12/21/2014	ZAR	6,500,000	903,955
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	1,900,000	182,980
6.50%, 2/28/2041	ZAR	3,000,000	289,776
6.75%, 3/31/2021	ZAR	12,600,000	1,525,059
7.00%, 2/28/2031	ZAR	6,700,000	727,833
7.25%, 1/15/2020	ZAR	2,450,000	309,309
8.00%, 12/21/2018	ZAR	10,400,000	1,376,878
10.50%, 12/21/2026	ZAR	4,500,000	691,428

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount		Value

13.50%, 9/15/2015	ZAR	2,620,000	$411,748

			7,555,918

SOUTH KOREA — 12.5%
Korea Treasury Bond:
3.00%, 12/10/2013	KRW	2,120,000,000	1,855,176
3.25%, 12/10/2014	KRW	2,700,000,000	2,365,084
3.50%, 6/10/2014	KRW	2,300,000,000	2,028,411
3.50%, 9/10/2016	KRW	3,120,000,000	2,731,411
3.75%, 6/10/2013	KRW	3,400,000,000	3,009,539
4.00%, 3/10/2016	KRW	720,000,000	642,799
4.00%, 12/10/2031	KRW	700,000,000	617,063
4.25%, 9/10/2014	KRW	530,000,000	475,225
4.25%, 6/10/2021	KRW	2,220,000,000	2,002,871
4.50%, 3/10/2015	KRW	600,000,000	542,698
4.75%, 12/10/2030	KRW	1,120,000,000	1,083,485
5.00%, 6/10/2020	KRW	1,250,000,000	1,184,584
5.25%, 9/10/2015	KRW	590,000,000	546,945
5.50%, 12/10/2029	KRW	280,000,000	293,477
5.75%, 9/10/2018	KRW	1,560,000,000	1,524,122

			20,902,890

THAILAND — 4.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	22,700,000	702,478
3.13%, 12/11/2015	THB	18,050,000	575,573
3.25%, 6/16/2017	THB	20,300,000	643,913
3.45%, 3/8/2019	THB	17,500,000	556,669
3.63%, 5/22/2015	THB	22,400,000	727,455
3.65%, 12/17/2021	THB	18,500,000	594,046
3.65%, 6/20/2031	THB	8,000,000	241,385
3.78%, 6/25/2032	THB	5,000,000	152,697
3.85%, 12/12/2025	THB	22,000,000	700,344
3.88%, 6/13/2019	THB	1,000,000	32,871
4.13%, 11/18/2016	THB	4,500,000	148,654
4.75%, 12/20/2024	THB	7,000,000	243,914
4.88%, 6/22/2029	THB	14,500,000	513,017
5.13%, 3/13/2018	THB	2,500,000	87,018
5.25%, 5/12/2014	THB	33,800,000	1,135,171
5.40%, 7/27/2016	THB	1,100,000	38,129
5.67%, 3/13/2028	THB	1,700,000	65,740
5.85%, 3/31/2021	THB	11,700,000	436,120

			7,595,194

TURKEY — 4.5%
Turkey Government Bond:
Zero Coupon, 5/15/2013 (a)	TRY	720,000	364,588
8.00%, 10/9/2013	TRY	1,930,000	1,065,727
9.00%, 1/27/2016	TRY	1,610,000	896,251
9.50%, 1/12/2022	TRY	450,000	252,019
10.00%, 12/4/2013	TRY	5,650,000	3,203,853
10.00%, 6/17/2015	TRY	1,750,000	1,002,159
10.50%, 1/15/2020	TRY	1,130,000	672,778

			7,457,375

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $163,781,297)			161,041,015

	Shares
SHORT TERM INVESTMENTS — 3.8%
MONEY MARKET FUNDS — 3.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		3,565,520	3,565,520
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)		2,905,187	2,905,187

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $6,470,707)			6,470,707

TOTAL INVESTMENTS — 99.8% (g)
(Cost $170,252,004)			167,511,722
OTHER ASSETS & LIABILITIES — 0.2%			265,042

NET ASSETS — 100.0%			$167,776,764

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Capital Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

At March 31, 2012, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2012	for U.S. $	(Depreciation)	Counterparty

4/10/2012	430,000	BRL	$235,355	$(247,098)	$(11,743)	UBS AG London
4/10/2012	8,300,000	EGP	1,371,840	(1,356,597)	15,243	UBS AG London
4/10/2012	900,000	EGP	148,754	(147,355)	1,399	UBS AG London
4/10/2012	700,000	EGP	115,697	(115,297)	400	UBS AG London
4/10/2012	350,000	EGP	57,849	(57,671)	178	UBS AG London
4/10/2012	950,000	EGP	157,018	(156,812)	206	UBS AG London
4/10/2012	720,000	EGP	119,003	(119,025)	(22)	UBS AG London
4/10/2012	600,000	EGP	99,169	(99,056)	113	UBS AG London
4/10/2012	720,000	EGP	119,003	(119,117)	(114)	UBS AG London
4/10/2012	14,500,000	RUB	491,949	(493,802)	(1,853)	UBS AG London
4/10/2012	300,000	RUB	10,178	(10,251)	(73)	UBS AG London
4/10/2012	1,600,000	RUB	54,284	(54,732)	(448)	UBS AG London
5/10/2012	13,240,000	EGP	2,170,379	(2,171,026)	(647)	UBS AG London
5/10/2012	8,650,000	RUB	292,233	(292,240)	(7)	UBS AG London

					$2,632

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2012	for U.S. $	(Depreciation)	Counterparty

4/10/2012	430,000	BRL	$235,355	$249,023	$13,668	UBS AG London
4/10/2012	13,240,000	EGP	2,188,333	2,185,179	(3,154)	UBS AG London
4/10/2012	1,200,000	RUB	40,713	40,622	(91)	UBS AG London
4/10/2012	1,000,000	RUB	33,928	34,127	199	UBS AG London
4/10/2012	880,000	RUB	29,856	29,961	105	UBS AG London
4/10/2012	550,000	RUB	18,660	18,735	75	UBS AG London
4/10/2012	320,000	RUB	10,857	10,993	136	UBS AG London
4/10/2012	12,450,000	RUB	422,398	422,299	(99)	UBS AG London

					$10,839

					$13,471

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.0%
AEROSPACE & DEFENSE — 1.8%
BE Aerospace, Inc. 6.88%, 10/1/2020	$34,807,000	$38,113,665
Bombardier, Inc. 7.75%, 3/15/2020 (a)	45,723,000	50,981,145
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	33,592,000	36,363,340
TransDigm, Inc. 7.75%, 12/15/2018	84,323,000	91,279,647

		216,737,797

AIRLINES — 0.9%
Air Canada 9.25%, 8/1/2015 (a)	32,185,000	31,380,375
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	42,420,000	42,579,075
Delta Air Lines, Inc. 9.50%, 9/15/2014 (a)	32,439,000	34,547,535

		108,506,985

AUTO COMPONENTS — 1.2%
Exide Technologies 8.63%, 2/1/2018	36,222,000	30,335,925
The Goodyear Tire & Rubber Co. 8.25%, 8/15/2020	53,742,000	57,100,875
Tomkins LLC/Tomkins, Inc. 9.00%, 10/1/2018	55,587,000	61,562,603

		148,999,403

AUTOMOBILES — 1.2%
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	94,145,000	95,086,450
Navistar International Corp. 8.25%, 11/1/2021	49,976,000	54,473,840

		149,560,290

BUILDING PRODUCTS — 1.4%
Associated Materials LLC 9.13%, 11/1/2017	39,320,000	38,238,700
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	53,120,000	56,373,600
Ply Gem Industries, Inc. 8.25%, 2/15/2018	41,325,000	41,583,281
Texas Industries, Inc. 9.25%, 8/15/2020	33,343,000	32,009,280

		168,204,861

CAPITAL MARKETS — 0.6%
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	64,815,000	71,296,500

CHEMICALS — 3.5%
Ashland, Inc. 9.13%, 6/1/2017	35,180,000	39,005,825
Celanese US Holdings LLC 6.63%, 10/15/2018	32,306,000	34,405,890
CF Industries, Inc. 7.13%, 5/1/2020	43,060,000	51,295,225
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	53,485,000	55,356,975
Huntsman International LLC 5.50%, 6/30/2016	31,810,000	31,770,238
Ineos Finance PLC 8.38%, 2/15/2019 (a)	43,600,000	46,107,000
Lyondell Chemical Co. 11.00%, 5/1/2018	101,432,736	112,083,173
LyondellBasell Industries NV 5.00%, 4/15/2019 (a)	19,860,000	19,860,000
Momentive Performance Materials, Inc. 9.00%, 1/15/2021	38,900,000	34,037,500

		423,921,826

COMMERCIAL SERVICES & SUPPLIES — 2.3%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	33,907,000	34,754,675
Interactive Data Corp. 10.25%, 8/1/2018	36,980,000	42,018,525
RR Donnelley & Sons Co. 7.25%, 5/15/2018	32,200,000	31,234,000
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.25%, 2/1/2021	34,840,000	37,104,600
ServiceMaster Co. 8.00%, 2/15/2020 (a)	15,000,000	15,975,000
The Hertz Corp.:
6.75%, 4/15/2019	37,325,000	38,631,375
7.50%, 10/15/2018	15,540,000	16,491,825
UR Financing Escrow Corp. 7.63%, 4/15/2022 (a)	63,530,000	65,277,075

		281,487,075

COMPUTERS & PERIPHERALS — 1.6%
Fidelity National Information Services, Inc. 5.00%, 3/15/2022 (a)	39,500,000	38,907,500
iGate Corp. 9.00%, 5/1/2016	41,530,000	45,111,963
Lawson Software, Inc. 9.38%, 4/1/2019 (a)	12,418,000	12,852,630
Seagate HDD Cayman 7.75%, 12/15/2018	40,517,000	44,366,115
SunGard Data Systems, Inc. 7.38%, 11/15/2018	47,993,000	50,992,562

		192,230,770

CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co. 7.50%, 6/15/2021	32,325,000	35,799,938

CONTAINERS & PACKAGING — 1.7%
Ball Corp. 5.00%, 3/15/2022	40,305,000	40,405,763
Berry Plastics Corp. 9.75%, 1/15/2021	42,700,000	46,649,750
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	38,435,000	41,317,625
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	32,315,000	36,354,375

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Sealed Air Corp. 8.38%, 9/15/2021 (a)	$40,282,000	$45,266,897

		209,994,410

DISTRIBUTORS — 0.5%
McJunkin Red Man Corp. 9.50%, 12/15/2016	55,101,000	60,060,090

DIVERSIFIED CONSUMER SERVICES — 0.7%
Reynolds Group Issuer, Inc. 9.00%, 4/15/2019 (a)	81,830,000	80,602,550

DIVERSIFIED FINANCIAL SERVICES — 6.1%
Ally Financial, Inc. 8.30%, 2/12/2015	108,728,000	118,377,610
Capital One Capital V 10.25%, 8/15/2039	18,000,000	18,495,000
CEVA Group PLC:
8.38%, 12/1/2017 (a)	33,000,000	32,670,000
11.50%, 4/1/2018 (a)	8,475,000	8,390,250
CIT Group, Inc. 7.00%, 5/2/2017 (a)(b)	171,087,000	171,514,717
Ford Motor Credit Co. LLC 5.88%, 8/2/2021	108,720,000	117,264,305
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	77,480,000	80,579,200
International Lease Finance Corp. 8.75%, 3/15/2017	80,895,000	89,995,688
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	35,798,000	41,973,155
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	53,020,000	54,080,400

		733,340,325

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.8%
Cricket Communications, Inc. 7.75%, 10/15/2020	84,350,000	82,873,875
Frontier Communications Corp. 8.50%, 4/15/2020	63,500,000	66,833,750
Hughes Satellite Systems Corp. 6.50%, 6/15/2019	59,876,000	62,570,420
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	33,300,000	35,547,750
Intelsat Jackson Holdings SA 7.25%, 4/1/2019	78,950,000	82,996,187
Level 3 Financing, Inc.:
8.13%, 7/1/2019 (a)	57,285,000	59,146,762
10.00%, 2/1/2018	6,325,000	6,925,875
Virgin Media Finance PLC 9.50%, 8/15/2016	29,939,000	33,756,223
West Corp. 7.88%, 1/15/2019	36,220,000	38,574,300
Wind Acquisition Finance SA 11.75%, 7/15/2017 (a)	108,609,000	106,979,865

		576,205,007

ELECTRIC UTILITIES — 4.0%
Calpine Corp. 7.50%, 2/15/2021 (a)	110,195,000	117,633,162
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	67,475,000	72,366,938
EDP Finance BV 4.90%, 10/1/2019 (a)	11,700,000	9,510,930
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 10.00%, 12/1/2020	115,882,000	126,311,380
GenOn Energy, Inc. 9.50%, 10/15/2018	38,330,000	35,263,600
NRG Energy, Inc. 7.88%, 5/15/2021	65,850,000	63,216,000
The AES Corp. 7.38%, 7/1/2021 (a)	55,219,000	61,016,995

		485,319,005

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.1%
CDW LLC/CDW Finance Corp. 8.50%, 4/1/2019	64,279,000	68,296,438
NXP BV/NXP Funding LLC, Series 1 9.75%, 8/1/2018 (a)	51,545,000	58,245,850

		126,542,288

ENGINEERING & CONSTRUCTION — 0.3%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	37,480,000	37,292,600

FOOD PRODUCTS — 1.6%
Del Monte Corp. 7.63%, 2/15/2019	69,455,000	69,107,725
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	37,061,000	43,176,065
Post Holdings, Inc. 7.38%, 2/15/2022 (a)	43,000,000	45,042,500
Smithfield Foods, Inc. 10.00%, 7/15/2014	32,931,000	38,529,270

		195,855,560

HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
Kinetic Concepts, Inc. 10.50%, 11/1/2018 (a)	95,110,000	98,795,513

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	36,950,000	38,658,938
CHS/Community Health Systems, Inc.:
8.00%, 11/15/2019 (a)	52,940,000	54,660,550
8.00%, 11/15/2019 (a)	125,000	129,375
DaVita, Inc. 6.63%, 11/1/2020	42,250,000	44,151,250
Emergency Medical Services Corp. 8.13%, 6/1/2019	51,867,000	53,293,342
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	21,160,000	21,794,800
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	22,996,000	23,800,860
HCA, Inc. 6.50%, 2/15/2020	162,221,000	170,332,050
Health Management Associates, Inc. 7.38%, 1/15/2020 (a)	46,255,000	47,180,100

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	$49,950,000	$48,576,375
Multiplan, Inc. 9.88%, 9/1/2018 (a)	35,975,000	38,853,000
Tenet Healthcare Corp. 8.88%, 7/1/2019	51,159,000	57,298,080
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. Series 1 8.00%, 2/1/2018	62,535,000	63,785,700

		662,514,420

HOTELS, RESTAURANTS & LEISURE — 3.5%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	42,614,000	44,691,433
Burger King Corp. 9.88%, 10/15/2018	43,546,000	48,771,520
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	54,000,000	56,970,000
Harrah’s Operating Co., Inc. 10.00%, 12/15/2018	180,521,000	139,452,472
MGM Resorts International:
7.75%, 3/15/2022	53,100,000	54,029,250
11.13%, 11/15/2017	—	—
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	72,320,000	79,461,600

		423,376,275

HOUSEHOLD DURABLES — 1.1%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	42,875,000	38,748,281
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019 (a)	41,020,000	42,660,800
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	41,733,000	47,053,958

		128,463,039

INDUSTRIAL CONGLOMERATES — 0.5%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	60,340,000	64,714,650

INTERNET SOFTWARE & SERVICES — 0.4%
Equinix, Inc. 8.13%, 3/1/2018	40,505,000	44,555,500

INVESTMENT COMPANIES — 0.3%
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	33,390,000	34,057,800

IT SERVICES — 1.6%
First Data Corp. 12.63%, 1/15/2021	160,942,000	161,344,355
GXS Worldwide, Inc. 9.75%, 6/15/2015	36,415,000	35,413,587

		196,757,942

MACHINERY — 1.7%
Case New Holland, Inc. 7.88%, 12/1/2017	80,500,000	93,581,250
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	32,625,000	34,949,531
SPX Corp. 6.88%, 9/1/2017	32,535,000	35,625,825
The Manitowoc Co, Inc. 8.50%, 11/1/2020	32,460,000	35,706,000

		199,862,606

MEDIA — 8.9%
AMC Entertainment, Inc. 9.75%, 12/1/2020	32,243,000	30,389,028
AMC Networks, Inc. 7.75%, 7/15/2021 (a)	37,528,000	41,843,720
CCO Holdings LLC/CCO Holdings Capital Corp. 6.50%, 4/30/2021	79,700,000	82,489,500
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	99,145,000	106,456,944
Clear Channel Communications, Inc. 9.00%, 3/1/2021	57,325,000	51,592,500
Clear Channel Worldwide Holdings, Inc. 9.25%, 12/15/2017	108,820,000	119,293,925
CSC Holdings LLC 6.75%, 11/15/2021 (a)	53,685,000	55,899,506
Cumulus Media, Inc. 7.75%, 5/1/2019 (a)	33,045,000	31,227,525
DISH DBS Corp. 6.75%, 6/1/2021	107,134,000	115,436,885
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	53,110,000	50,454,500
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018	57,550,000	63,448,875
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	42,745,000	48,515,575
The McClatchy Co. 11.50%, 2/15/2017	45,580,000	48,428,750
Unitymedia Hessen Gmbh & Co. 8.13%, 12/1/2017 (a)	23,100,000	24,948,000
Univision Communications, Inc.:
6.88%, 5/15/2019 (a)	52,700,000	53,424,625
8.50%, 5/15/2021 (a)	1,000	990
Videotron Ltee 5.00%, 7/15/2022 (a)	43,090,000	42,659,100
Visant Corp. 10.00%, 10/1/2017	39,538,000	36,918,607
WMG Acquisition Corp. 9.50%, 6/15/2016	59,830,000	65,214,700

		1,068,643,255

METALS & MINING — 2.5%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	109,095,000	111,276,900
JMC Steel Group 8.25%, 3/15/2018 (a)	45,168,000	46,974,720
Novelis, Inc. 8.75%, 12/15/2020	74,085,000	81,123,075

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Schaeffler Finance BV 7.75%, 2/15/2017 (a)	$31,791,000	$33,618,982
United States Steel Corp. 7.38%, 4/1/2020	32,268,000	32,913,360

		305,907,037

MULTILINE RETAIL — 0.9%
Sears Holdings Corp. 6.63%, 10/15/2018	53,215,000	47,294,831
SUPERVALU, Inc. 8.00%, 5/1/2016	53,568,000	56,112,480

		103,407,311

OIL, GAS & CONSUMABLE FUELS — 14.2%
Alpha Natural Resources, Inc. 6.00%, 6/1/2019	42,464,000	38,429,920
Arch Coal, Inc. 7.25%, 6/15/2021 (a)	56,036,000	51,693,210
ATP Oil & Gas Corp. 11.88%, 5/1/2015	81,390,000	59,414,700
Berry Petroleum Co. 6.38%, 9/15/2022	32,885,000	33,789,338
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	5,645,000	5,941,363
Chesapeake Energy Corp.:
6.63%, 8/15/2020	59,594,000	60,636,895
6.78%, 3/15/2019	8,500,000	8,436,250
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	34,625,000	35,317,500
Cimarex Energy Co. 5.88%, 5/1/2022	14,100,000	14,382,000
Concho Resources, Inc. 7.00%, 1/15/2021	32,491,000	34,846,598
Consol Energy, Inc. 8.00%, 4/1/2017	81,191,000	84,641,617
Continental Resources, Inc. 5.00%, 9/15/2022 (a)	24,400,000	24,522,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	39,543,000	42,014,437
Denbury Resources, Inc. 8.25%, 2/15/2020	52,582,000	58,760,385
Energy Transfer Equity LP 7.50%, 10/15/2020	95,987,000	106,545,570
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	39,960,000	43,256,700
EXCO Resources, Inc. 7.50%, 9/15/2018	40,425,000	35,978,250
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	80,537,000	77,516,862
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019 (a)	35,380,000	37,414,350
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (a)	39,500,000	38,315,000
8.63%, 4/15/2020	52,635,000	56,714,212
MEG Energy Corp. 6.50%, 3/15/2021 (a)	40,535,000	42,460,412
Murray Energy Corp. 10.25%, 10/15/2015 (a)	37,740,000	36,702,150
Newfield Exploration Co. 5.75%, 1/30/2022	40,136,000	42,042,460
Oil States International, Inc. 6.50%, 6/1/2019	31,835,000	33,426,750
Peabody Energy Corp.:
6.00%, 11/15/2018 (a)	67,663,000	66,309,740
6.50%, 9/15/2020	20,635,000	20,635,000
PetroBakken Energy Ltd. 8.63%, 2/1/2020 (a)	48,025,000	50,066,062
Plains Exploration & Production Co.:
6.63%, 5/1/2021	21,450,000	22,737,000
6.75%, 2/1/2022	32,645,000	34,114,025
Precision Drilling Corp. 6.63%, 11/15/2020	34,247,000	35,873,733
QEP Resources, Inc. 6.88%, 3/1/2021	32,924,000	36,381,020
Range Resources Corp. 5.00%, 8/15/2022	36,040,000	35,589,500
Samson Investment Co. 9.75%, 2/15/2020 (a)	112,850,000	114,260,625
SandRidge Energy, Inc.:
7.50%, 3/15/2021	43,300,000	42,650,500
8.00%, 6/1/2018 (a)(b)	4,920,000	5,018,400
SESI LLC 7.13%, 12/15/2021 (a)	43,160,000	46,612,800
W&T Offshore, Inc. 8.50%, 6/15/2019	32,215,000	34,067,363
WPX Energy, Inc. 6.00%, 1/15/2022 (a)	59,926,000	59,926,000

		1,707,440,697

PHARMACEUTICALS — 3.1%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	39,825,000	40,920,188
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/2016	34,930,000	38,466,663
Grifols, Inc. 8.25%, 2/1/2018	59,781,000	64,712,932
Mylan, Inc. 7.88%, 7/15/2020 (a)	55,210,000	61,559,150
NBTY, Inc. 9.00%, 10/1/2018	34,880,000	38,411,600
Valeant Pharmaceuticals International 6.88%, 12/1/2018 (a)	52,850,000	53,246,375
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	66,305,000	69,122,962

		366,439,870

PIPELINES — 1.6%
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.13%, 7/15/2022 (a)	40,600,000	40,904,500
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	41,151,000	43,671,499
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 6.25%, 6/15/2022	37,750,000	39,637,500

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Regency Energy Partners LP/Regency Energy Finance Corp. 6.88%, 12/1/2018	$32,179,000	$34,029,292
Rockies Express Pipeline LLC 5.63%, 4/15/2020 (a)	37,900,000	32,215,000

		190,457,791

REAL ESTATE INVESTMENT TRUSTS — 0.8%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	61,225,000	59,541,313
The Rouse Co. LP 6.75%, 11/9/2015	32,685,000	34,360,106

		93,901,419

REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.1%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	26,325,000	24,482,250
Atlantic Finance, Ltd., Series 1 10.75%, 5/27/2014 (a)	57,425,000	63,178,411
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	47,772,000	46,577,700
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	28,790,000	27,206,550
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	32,450,000	32,612,250
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	37,065,000	37,065,000
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	28,306,000	17,266,660

		248,388,821

REGIONAL BANKS — 0.1%
Regions Bank 7.50%, 5/15/2018	10,685,000	12,100,763
Regions Financial Corp. 7.75%, 11/10/2014	2,000,000	2,192,500

		14,293,263

SEMICONDUCTORS — 1.2%
Freescale Semiconductor, Inc. Series 1 9.25%, 4/15/2018 (a)	73,446,000	80,423,370
Sensata Technologies BV 6.50%, 5/15/2019 (a)	37,190,000	38,910,038
STATS ChipPAC, Ltd. 7.50%, 8/12/2015 (a)	28,210,000	30,255,225

		149,588,633

SPECIALTY RETAIL — 3.4%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7.00%, 5/20/2022	52,910,000	53,968,200
DineEquity, Inc. 9.50%, 10/30/2018	42,144,000	46,147,680
Inergy LP/Inergy Finance Corp.:
6.88%, 8/1/2021	15,176,000	14,606,900
7.00%, 10/1/2018	17,960,000	17,511,000
Ltd Brands, Inc. 6.63%, 4/1/2021	54,100,000	58,630,875
Michaels Stores, Inc. 7.75%, 11/1/2018	42,990,000	45,784,350
Phillips-Van Heusen Corp. 7.38%, 5/15/2020	32,215,000	35,517,037
Rite Aid Corp. 8.00%, 8/15/2020	34,007,000	39,150,559
Sally Holdings LLC/Sally Capital, Inc. 6.88%, 11/15/2019 (a)	41,405,000	44,096,325
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	50,156,000	54,920,820

		410,333,746

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Hanesbrands, Inc. 6.38%, 12/15/2020	55,946,000	57,484,515

TOBACCO — 0.3%
Alliance One International, Inc. 10.00%, 7/15/2016	34,392,000	34,563,960

TRANSPORTATION INFRASTRUCTURE — 0.5%
CHC Helicopter SA 9.25%, 10/15/2020 (a)	58,500,000	58,061,250

WIRELESS TELECOMMUNICATION SERVICES — 5.9%
Avaya, Inc. 7.00%, 4/1/2019 (a)	55,833,000	55,972,583
Cincinnati Bell, Inc. 8.38%, 10/15/2020	41,950,000	42,159,750
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	108,910,000	107,276,350
CommScope, Inc. 8.25%, 1/15/2019 (a)	78,203,000	83,286,195
MetroPCS Wireless, Inc. 7.88%, 9/1/2018	54,425,000	57,282,313
NII Capital Corp. 7.63%, 4/1/2021	83,160,000	81,288,900
Sprint Nextel Corp. 9.00%, 11/15/2018 (a)	161,525,000	177,273,687
Telesat Canada/Telesat LLC 11.00%, 11/1/2015	34,350,000	36,668,625
Windstream Corp. 7.88%, 11/1/2017	59,335,000	65,416,837

		706,625,240

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,506,795,972)		11,670,591,833

	Shares
SHORT TERM INVESTMENT — 1.0%
MONEY MARKET FUND — 1.0%
State Street Institutional Liquid Reserves Fund 0.23% (c)(d)(e) (Cost $115,459,311)	115,459,311	115,459,311

TOTAL INVESTMENTS — 98.0% (f)
(Cost $11,622,255,283)		11,786,051,144
OTHER ASSETS & LIABILITIES — 2.0%		241,843,305

NET ASSETS — 100.0%		$12,027,894,449

SPDR Barclays Capital High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 36.3% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.1%
AEROSPACE & DEFENSE — 1.5%
Alliant Techsystems, Inc. 6.75%, 4/1/2016	$250,000	$255,625
L-3 Communications Corp. Series B 6.38%, 10/15/2015	250,000	255,937
Sequa Corp. 11.75%, 12/1/2015 (a)	250,000	265,625

		777,187

AIRLINES — 2.0%
Air Canada 9.25%, 8/1/2015 (a)	250,000	243,750
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	250,000	250,937
Delta Air Lines, Inc. 12.25%, 3/15/2015 (a)	250,000	269,375
United Air Lines, Inc. 9.88%, 8/1/2013 (a)	250,000	262,500

		1,026,562

BEVERAGES — 0.6%
Constellation Brands, Inc. 8.38%, 12/15/2014	250,000	282,188

BUILDING PRODUCTS — 2.0%
China Shanshui Cement Group, Ltd. 8.50%, 5/25/2016 (a)	250,000	241,250
Lafarge SA 6.50%, 7/15/2016	250,000	265,368
Masco Corp. 6.13%, 10/3/2016	500,000	528,540

		1,035,158

CAPITAL MARKETS — 1.1%
Offshore Group Investments, Ltd. 11.50%, 8/1/2015	500,000	550,000

CHEMICALS — 1.0%
Huntsman International LLC 5.50%, 6/30/2016	250,000	249,688
Ineos Group Holdings, Ltd. 8.50%, 2/15/2016 (a)	250,000	236,250

		485,938

COMMERCIAL BANKS — 2.8%
CIT Group, Inc.:
5.25%, 4/1/2014 (a)	500,000	510,625
7.00%, 5/2/2016 (a)	400,000	401,000
Royal Bank of Scotland Group PLC 5.00%, 10/1/2014	500,000	493,930

		1,405,555

COMMERCIAL SERVICES — 2.5%
Ashtead Capital, Inc. 9.00%, 8/15/2016 (a)	250,000	260,937
Ceridian Corp. 11.25%, 11/15/2015	250,000	225,625
National Money Mart Co. 10.38%, 12/15/2016	250,000	276,250
PHH Corp. 9.25%, 3/1/2016	250,000	254,063
RR Donnelley & Sons Co. 6.13%, 1/15/2017	250,000	238,750

		1,255,625

COMMERCIAL SERVICES & SUPPLIES — 1.5%
ARAMARK Holdings Corp. PIK 8.63%, 5/1/2016 (a)	500,000	512,500
Clean Harbors, Inc. 7.63%, 8/15/2016	250,000	263,125

		775,625

COMPUTERS & PERIPHERALS — 1.8%
iGate Corp. 9.00%, 5/1/2016	250,000	271,562
Seagate Technology HDD Holdings 6.80%, 10/1/2016	250,000	275,625
SunGard Data Systems, Inc.:
10.25%, 8/15/2015	74,000	76,868
10.63%, 5/15/2015	250,000	263,282

		887,337

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016	250,000	281,250

DISTRIBUTORS — 1.1%
McJunkin Red Man Corp. 9.50%, 12/15/2016	500,000	545,000

DIVERSIFIED CONSUMER SERVICES — 1.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU 8.75%, 10/15/2016 (a)	250,000	264,375
RSC Equipment Rental, Inc./RSC Holdings III LLC 9.50%, 12/1/2014	250,000	256,875

		521,250

DIVERSIFIED FINANCIAL SERVICES — 9.7%
Ally Financial, Inc.:
4.50%, 2/11/2014	500,000	500,625
6.88%, 8/28/2012	250,000	254,375
8.30%, 2/12/2015	250,000	272,188
CNH Capital LLC 6.25%, 11/1/2016 (a)	250,000	268,125
Ford Motor Credit Co. LLC:
7.00%, 10/1/2013	500,000	533,137
7.00%, 4/15/2015	500,000	546,179
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75%, 1/15/2016	500,000	517,500
International Lease Finance Corp.:
5.63%, 9/20/2013	250,000	253,125
6.38%, 3/25/2013	500,000	513,750
8.63%, 9/15/2015	250,000	275,000
Nuveen Investments, Inc. 10.50%, 11/15/2015	500,000	518,125
Springleaf Finance Corp. 5.85%, 6/1/2013	500,000	461,250

		4,913,379

DIVERSIFIED TELECOMMUNICATION SERVICES — 7.2%
Cricket Communications, Inc. 7.75%, 5/15/2016	250,000	263,750

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Frontier Communications Corp. 8.25%, 5/1/2014	$250,000	$271,250
Integra Telecom Holdings, Inc. 10.75%, 4/15/2016 (a)	250,000	230,000
Intelsat Jackson Holdings SA:
9.50%, 6/15/2016	250,000	261,250
11.25%, 6/15/2016	250,000	263,125
Intelsat Luxembourg SA 11.25%, 2/4/2017	500,000	520,000
Level 3 Financing, Inc. 8.75%, 2/15/2017	500,000	522,500
Nextel Communications, Inc. Series E 6.88%, 10/31/2013	500,000	500,000
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	250,000	261,250
SBA Telecommunications, Inc. 8.00%, 8/15/2016	250,000	268,750
Virgin Media Finance PLC 9.50%, 8/15/2016	250,000	281,875

		3,643,750

ELECTRIC UTILITIES — 3.8%
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.00%, 6/1/2016 (a)	250,000	271,875
Dubai Electricity & Water Authority 8.50%, 4/22/2015 (a)	250,000	278,125
EDP Finance BV 5.38%, 11/2/2012 (a)	250,000	250,125
GenOn Energy, Inc. 7.63%, 6/15/2014	250,000	251,875
NRG Energy, Inc. 7.38%, 1/15/2017	250,000	260,000
The AES Corp. 9.75%, 4/15/2016	500,000	585,000

		1,897,000

FOOD PRODUCTS — 2.4%
Dean Foods Co. 7.00%, 6/1/2016	250,000	256,875
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	250,000	291,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 9.25%, 4/1/2015	340,000	349,350
Smithfield Foods, Inc. 10.00%, 7/15/2014	250,000	292,500

		1,189,975

HEALTH CARE EQUIPMENT & SUPPLIES — 1.6%
Bausch & Lomb, Inc. 9.88%, 11/1/2015	250,000	263,125
DJO Finance LLC/DJO Finance Corp. 10.88%, 11/15/2014	250,000	253,750
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	250,000	288,125

		805,000

HEALTH CARE PROVIDERS & SERVICES — 4.3%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	350,000	366,187
Community Health Systems, Inc. 8.88%, 7/15/2015	500,000	518,125
HCA, Inc.:
6.25%, 2/15/2013	500,000	513,125
6.50%, 2/15/2016	500,000	532,500
Health Management Associates, Inc. 6.13%, 4/15/2016	250,000	261,563

		2,191,500

HOTELS, RESTAURANTS & LEISURE — 3.8%
Caesars Entertainment Operating Co., Inc. 10.75%, 2/1/2016	74,000	64,565
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	250,000	263,750
Marina District Finance Co., Inc. 9.50%, 10/15/2015	250,000	228,125
MGM Mirage, Inc. 13.00%, 11/15/2013	250,000	289,687
MGM Resorts International:
7.50%, 6/1/2016	500,000	515,000
10.00%, 11/1/2016	500,000	560,000

		1,921,127

HOUSEHOLD DURABLES — 1.0%
K Hovnanian Enterprises, Inc. 10.63%, 10/15/2016	250,000	225,938
Lennar Corp. Series B 5.60%, 5/31/2015	250,000	261,250

		487,188

HOUSEHOLD PRODUCTS — 0.4%
ACCO Brands Corp. 10.63%, 3/15/2015	200,000	218,252

INDUSTRIAL CONGLOMERATES — 0.6%
SPX Corp. 7.63%, 12/15/2014	250,000	277,500

IT SERVICES — 2.1%
First Data Corp.:
9.88%, 9/24/2015	250,000	251,250
11.25%, 3/31/2016	500,000	452,500
GXS Worldwide, Inc. 9.75%, 6/15/2015	384,000	373,440

		1,077,190

LEISURE EQUIPMENT & PRODUCTS — 1.0%
Royal Caribbean Cruises, Ltd.:
6.88%, 12/1/2013	250,000	263,750
7.00%, 6/15/2013	250,000	261,250

		525,000

MEDIA — 8.4%
CCH II LLC/CH II Capital Corp. 13.50%, 11/30/2016	250,000	285,000
Clear Channel Communications, Inc. 5.50%, 9/15/2014	250,000	221,250
CSC Holdings LLC 8.50%, 4/15/2014	500,000	556,250
DISH DBS Corp.:
6.63%, 10/1/2014	350,000	381,500
7.13%, 2/1/2016	500,000	553,125
Mediacom Broadband LLC/Mediacom Broadband Corp. 8.50%, 10/15/2015	250,000	257,500

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 (a)	$100,000	$86,250
Quebecor Media, Inc. 7.75%, 3/15/2016	500,000	513,125
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	500,000	567,500
The McClatchy Co. 11.50%, 2/15/2017	250,000	265,625
WMG Acquisition Corp. 9.50%, 6/15/2016	500,000	545,000

		4,232,125

METALS & MINING — 2.0%
FMG Resources August 2006 Pty, Ltd. 7.00%, 11/1/2015 (a)	750,000	765,000
Steel Dynamics, Inc. 6.75%, 4/1/2015	250,000	254,375

		1,019,375

MULTILINE RETAIL — 0.5%
SUPERVALU, Inc. 8.00%, 5/1/2016	250,000	261,875

OIL, GAS & CONSUMABLE FUELS — 10.7%
Arch Coal, Inc. 8.75%, 8/1/2016	250,000	262,500
ATP Oil & Gas Corp. 11.88%, 5/1/2015	250,000	182,500
Chesapeake Energy Corp. 9.50%, 2/15/2015	500,000	572,500
CITIC Resources Finance 2007, Ltd. 6.75%, 5/15/2014 (a)	250,000	255,000
Coffeyville Resources LLC/Coffeyville Finance, Inc. 9.00%, 4/1/2015 (a)	250,000	267,500
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	250,000	240,625
Forest Oil Corp. 8.50%, 2/15/2014	250,000	267,500
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	250,000	263,750
Kinder Morgan Kansas, Inc. 6.50%, 9/1/2012	250,000	255,000
Newfield Exploration Co. 6.63%, 4/15/2016	250,000	255,625
NGPL PipeCo LLC 6.51%, 12/15/2012 (a)	250,000	241,247
Peabody Energy Corp. 7.38%, 11/1/2016	250,000	274,375
Pioneer Natural Resources Co.:
5.88%, 7/15/2016	250,000	277,364
6.65%, 3/15/2017	250,000	285,824
Quicksilver Resources, Inc. 11.75%, 1/1/2016	250,000	264,375
Rockies Express Pipeline LLC 3.90%, 4/15/2015 (a)	250,000	230,000
Sabine Pass LNG LP 7.50%, 11/30/2016	750,000	804,375
Tesoro Corp. 6.63%, 11/1/2015	200,000	204,500

		5,404,560

PAPER & FOREST PRODUCTS — 0.5%
Longview Fibre Paper & Packaging, Inc. 8.00%, 6/1/2016 (a)	250,000	254,688

PHARMACEUTICALS — 1.0%
Elan Finance PLC/Elan Finance Corp. 8.75%, 10/15/2016	250,000	275,313
Valeant Pharmaceuticals International 6.50%, 7/15/2016 (a)	250,000	254,375

		529,688

REAL ESTATE INVESTMENT TRUSTS — 3.2%
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	250,000	243,125
Host Hotels & Resorts LP 6.88%, 11/1/2014	500,000	510,000
iStar Financial, Inc. Series B 5.95%, 10/15/2013	250,000	238,125
Residential Capital LLC 9.63%, 5/15/2015	80,000	68,000
The Rouse Co. LP 6.75%, 11/9/2015	546,000	573,982

		1,633,232

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.5%
Atlantic Finance, Ltd., Series 1 10.75%, 5/27/2014 (a)	250,000	275,048
Kaisa Group Holdings, Ltd. 13.50%, 4/28/2015 (a)	250,000	236,250
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	250,000	251,250

		762,548

RETAIL — 0.5%
Tops Holding Corp./Tops Markets LLC 10.13%, 10/15/2015	250,000	266,875

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Freescale Semiconductor, Inc. 10.13%, 12/15/2016	250,000	266,875

SPECIALTY RETAIL — 2.3%
Landry’s, Inc. 11.63%, 12/1/2015	250,000	278,437
Rite Aid Corp.:
9.38%, 12/15/2015	250,000	256,875
10.38%, 7/15/2016	100,000	106,500
The Wendy’s Co. 10.00%, 7/15/2016	250,000	273,125
Toys R Us, Inc. 7.88%, 4/15/2013	250,000	258,750

		1,173,687

TELECOMMUNICATIONS — 0.4%
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	250,000	206,250

TEXTILES, APPAREL & LUXURY GOODS — 1.6%
Hanesbrands, Inc. 8.00%, 12/15/2016	250,000	275,000
Mohawk Industries, Inc. 6.38%, 1/15/2016	500,000	552,500

		827,500

SPDR Barclays Capital Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

TOBACCO — 0.5%
Alliance One International, Inc. 10.00%, 7/15/2016	$250,000	$251,250

WIRELESS TELECOMMUNICATION SERVICES — 6.1%
Avaya, Inc. 9.75%, 11/1/2015	250,000	246,250
Clearwire Communications LLC/Clearwire Finance, Inc. 12.00%, 12/1/2015 (a)	750,000	738,750
Crown Castle International Corp. 9.00%, 1/15/2015	500,000	550,000
Nextel Communications, Inc. Series D 7.38%, 8/1/2015	500,000	482,500
NII Capital Corp. 10.00%, 8/15/2016	250,000	283,125
Sprint Nextel Corp. 9.13%, 3/1/2017 (a)	250,000	248,750
Telesat Canada/Telesat LLC 11.00%, 11/1/2015	250,000	266,875
Windstream Corp. 8.13%, 8/1/2013	250,000	266,250

		3,082,500

TOTAL CORPORATE BONDS & NOTES —
(Cost $49,458,705)		49,148,564

	Shares
SHORT TERM INVESTMENT — 2.0%
MONEY MARKET FUND — 2.0%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c)(d) (Cost $998,421)	998,421	998,421

TOTAL INVESTMENTS — 99.1% (e)
(Cost $50,457,126)		50,146,985
OTHER ASSETS & LIABILITIES — 0.9%		480,503

NET ASSETS — 100.0%		$50,627,488

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 21.6% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 94.9%
AUTOMOBILES — 1.8%
Daimler Finance North America LLC 1.67%, 9/13/2013 (a)(b)	$114,000	$114,459
Volkswagen International Finance NV 1.19%, 4/1/2014 (a)(b)	50,000	49,844

		164,303

BEVERAGES — 2.9%
Anheuser-Busch InBev Worldwide, Inc. 1.20%, 3/26/2013 (a)	91,000	91,523
PepsiCo, Inc. 0.59%, 5/10/2013 (a)	50,000	50,141
The Coca-Cola Co.:
0.42%, 3/14/2014 (a)	75,000	75,059
0.55%, 5/15/2012 (a)	50,000	50,029

		266,752

CAPITAL MARKETS — 8.5%
Morgan Stanley 2.16%, 1/24/2014 (a)	438,000	426,132
The Goldman Sachs Group, Inc. 1.07%, 9/29/2014 (a)	366,000	351,880

		778,012

CHEMICALS — 0.6%
EI du Pont de Nemours & Co. 0.89%, 3/25/2014 (a)	50,000	50,365

COMMERCIAL BANKS — 45.2%
Abbey National Treasury Services PLC 2.14%, 4/25/2014 (a)	111,000	107,736
African Development Bank:
0.69%, 7/22/2012 (a)	50,000	50,006
0.86%, 8/4/2014 (a)	76,000	76,423
American Express Bank FSB 0.37%, 5/29/2012 (a)	50,000	50,006
ANZ National International Ltd./New Zealand 1.47%, 12/20/2013 (a)(b)	50,000	49,764
Australia & New Zealand Banking Group Ltd. 1.32%, 1/10/2014 (a)(b)	95,000	95,030
Bank of Montreal 1.02%, 4/29/2014 (a)	20,000	20,034
Bank of Nova Scotia 0.86%, 10/18/2012 (a)	92,000	92,111
Barclays Bank PLC 1.62%, 1/13/2014 (a)	138,000	137,537
BB&T Corp. 1.25%, 4/28/2014 (a)	50,000	50,229
BNP Paribas SA:
0.98%, 4/8/2013 (a)	122,000	120,985
1.48%, 1/10/2014 (a)	65,000	63,655
Commonwealth Bank of Australia:
1.02%, 3/19/2013 (a)(b)	300,000	301,072
1.23%, 8/7/2013 (a)	30,000	30,002
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 0.76%, 7/25/2013 (a)	92,000	91,776
Credit Agricole SA/London 2.01%, 1/21/2014 (a)(b)	114,000	111,413
Danske Bank A/S 0.84%, 5/24/2012 (a)(b)	74,000	73,992
Dexia Credit Local/New York 0.88%, 3/5/2013 (a)(b)	92,000	88,159
Fifth Third Bank/Ohio 0.61%, 5/17/2013 (a)	50,000	49,566
HSBC Bank PLC 0.93%, 5/15/2013 (a)(b)	244,000	243,929
ING Bank NV 1.52%, 3/15/2013 (a)(b)	164,000	164,056
Inter-American Development Bank 0.94%, 5/20/2014 (a)	76,000	76,968
Intesa Sanpaolo SpA 2.89%, 2/24/2014 (a)(b)	114,000	111,194
Kfw Bakengruppe:
0.47%, 3/17/2014 (a)	140,000	139,819
0.75%, 1/17/2014 (a)	75,000	74,963
Kommunalbanken AS 0.67%, 4/1/2015 (a)(b)	100,000	99,900
Landwirtschaftliche Rentenbank 0.68%, 1/28/2014 (a)(b)	76,000	75,923
Lloyds TSB Bank PLC 2.91%, 1/24/2014 (a)	92,000	91,634
National Australia Bank, Ltd. 1.23%, 12/10/2013 (a)(b)	182,000	182,217
PNC Funding Corp. 0.75%, 1/31/2014 (a)	116,000	115,129
Royal Bank of Canada 0.87%, 4/17/2014 (a)	92,000	92,233
Societe Financement de l’Economie Francaise 0.77%, 7/16/2012 (a)(b)	74,000	74,041
Standard Chartered PLC 1.46%, 5/12/2014 (a)(b)	15,000	14,882
The Bank Of New York Mellon Corp. 0.83%, 1/31/2014 (a)	76,000	76,211
The Toronto-Dominion Bank:
0.74%, 7/26/2013 (a)	74,000	74,212
0.87%, 7/14/2014 (a)	100,000	100,378
US Bank NA 0.78%, 10/26/2012 (a)	76,000	76,101
Wachovia Corp. 2.32%, 5/1/2013 (a)	232,000	236,263
Wells Fargo & Co. 0.75%, 10/28/2015 (a)	50,000	48,916
Westpac Banking Corp.:
0.66%, 12/14/2012 (a)(b)	80,000	80,061
0.89%, 6/14/2013 (a)(b)	214,000	213,808

		4,122,334

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc. 0.72%, 3/14/2014 (a)	90,000	90,459

COMPUTERS & PERIPHERALS — 2.0%
Dell, Inc. 1.18%, 4/1/2014 (a)	45,000	45,240
Hewlett-Packard Co.:
0.60%, 9/13/2012 (a)	43,000	42,977
0.77%, 5/24/2013 (a)	92,000	91,792

		180,009

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Principal
Security Description	Amount	Value

DIVERSIFIED FINANCIAL SERVICES — 20.8%
American Express Credit Corp. 1.32%, 6/24/2014 (a)	$92,000	$91,715
Bank of America Corp. 1.97%, 1/30/2014 (a)	291,000	285,706
BlackRock, Inc. 0.79%, 5/24/2013 (a)	50,000	50,173
BRFkredit A/S 0.82%, 4/15/2013 (a)(b)	50,000	50,007
Citigroup, Inc.:
0.81%, 11/5/2014 (a)	50,000	47,925
1.35%, 2/15/2013 (a)	214,000	212,973
Credit Suisse USA, Inc. 0.83%, 4/12/2013 (a)	76,000	75,700
General Electric Capital Corp. 0.67%, 5/8/2013 (a)	438,000	438,236
HSBC Finance Corp. 0.92%, 6/1/2016 (a)	80,000	72,482
John Deere Capital Corp. 0.72%, 7/15/2013 (a)	50,000	50,019
JPMorgan Chase & Co.:
1.14%, 2/26/2013 (a)	292,000	293,789
1.52%, 3/20/2015 (a)	50,000	50,188
Nationwide Building Society 0.68%, 5/17/2012 (a)(b)	76,000	75,996
SLM Corp. 0.86%, 1/27/2014 (a)	50,000	47,757
The Western Union Co. 1.05%, 3/7/2013 (a)	50,000	50,281

		1,892,947

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.5%
Verizon Communications, Inc. 1.08%, 3/28/2014 (a)	42,000	42,348

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.67%, 8/13/2012 (a)	50,000	50,072
Kraft Foods, Inc. 1.46%, 7/10/2013 (a)	50,000	50,319

		100,391

INSURANCE — 3.4%
Berkshire Hathaway, Inc. 0.94%, 2/11/2013 (a)	138,000	138,687
Metropolitan Life Global Funding I:
1.08%, 4/10/2012 (a)(b)	92,000	92,003
1.33%, 1/10/2014 (a)(b)	50,000	50,042
Sun Life Financial Global Funding III LLC 0.85%, 10/6/2013 (a)(b)	30,000	29,683

		310,415

MACHINERY — 0.8%
Caterpillar, Inc. 0.66%, 5/21/2013 (a)	76,000	76,219

MULTI-UTILITIES — 0.7%
DTE Energy Co. 1.18%, 6/3/2013 (a)	10,000	10,037
Sempra Energy 1.23%, 3/15/2014 (a)	50,000	50,012

		60,049

MULTILINE RETAIL — 0.5%
Target Corp. 0.73%, 7/18/2014 (a)	45,000	45,129

OFFICE ELECTRONICS — 0.2%
Xerox Corp. 1.87%, 9/13/2013 (a)	20,000	20,177

OIL, GAS & CONSUMABLE FUELS — 2.4%
BP Capital Markets PLC 1.07%, 3/11/2014 (a)	50,000	50,331
Shell International Finance BV 0.82%, 6/22/2012 (a)	50,000	50,072
Total Capital Canada, Ltd. 0.60%, 5/13/2013 (a)	114,000	113,866

		214,269

PERSONAL PRODUCTS — 0.5%
The Procter & Gamble Co. 0.45%, 2/6/2014 (a)	50,000	50,066

PHARMACEUTICALS — 1.3%
Sanofi 0.67%, 3/28/2013 (a)	114,000	114,421

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Texas Instruments, Inc. 0.68%, 5/15/2013 (a)	50,000	50,175

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
VF Corp. 1.24%, 8/23/2013 (a)	15,000	15,001

TOTAL CORPORATE BONDS & NOTES —
(Cost $8,574,654)		8,643,841

	Shares
SHORT TERM INVESTMENT — 6.6%
MONEY MARKET FUND — 6.6%
State Street Institutional Liquid Reserves Fund 0.23% (c)(d)(e) (Cost $605,060)	605,060	605,060

TOTAL INVESTMENTS — 101.5% (f)
(Cost $9,179,714)		9,248,901
OTHER ASSETS & LIABILITIES — (1.5)%		(137,348)

NET ASSETS — 100.0%		$9,111,553

SPDR Barclays Capital Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2012. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 26.8% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2012:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$180,400,094	$—	$—	$180,400,094
SPDR Dow Jones Large Cap ETF	49,397,320	—	—	49,397,320
SPDR S&P 500 Growth ETF	235,294,132	—	—	235,294,132
SPDR S&P 500 Value ETF	185,772,456	—	—	185,772,456
SPDR Dow Jones Mid Cap ETF	84,081,680	—	—	84,081,680
SPDR S&P 400 Mid Cap Growth ETF	76,245,798	—	—	76,245,798
SPDR S&P 400 Mid Cap Value ETF	36,894,212	—	—	36,894,212
SPDR S&P 600 Small Cap ETF	129,753,806	—	—	129,753,806
SPDR S&P 600 Small Cap Growth ETF	190,085,921	—	—	190,085,921
SPDR S&P 600 Small Cap Value ETF	169,605,276	—	—	169,605,276
SPDR Global Dow ETF	104,962,909	—	—	104,962,909
SPDR Dow Jones REIT ETF	1,924,007,794	—	—	1,924,007,794
SPDR S&P Bank ETF	2,000,865,744	—	—	2,000,865,744
SPDR S&P Capital Markets ETF	46,115,135	—	—	46,115,135
SPDR S&P Insurance ETF	142,769,688	—	—	142,769,688
SPDR S&P Mortgage Finance ETF	4,784,018	—	—	4,784,018
SPDR S&P Regional Banking ETF	1,301,493,169	—	—	1,301,493,169
SPDR Morgan Stanley Technology ETF	202,603,304	—	—	202,603,304
SPDR S&P Dividend ETF	9,948,278,741	—	—	9,948,278,741
SPDR S&P Aerospace & Defense ETF	15,353,549	—	—	15,353,549
SPDR S&P Biotech ETF	662,218,881	—	—	662,218,881
SPDR S&P Health Care Equipment ETF	22,478,932	—	—	22,478,932
SPDR S&P Health Care Services ETF	12,530,091	—	—	12,530,091
SPDR S&P Homebuilders ETF	1,545,140,161	—	—	1,545,140,161
SPDR S&P Metals & Mining ETF	861,603,727	—	—	861,603,727
SPDR S&P Oil & Gas Equipment & Services ETF	378,588,902	—	—	378,588,902
SPDR S&P Oil & Gas Exploration & Production ETF	1,015,127,183	—	—	1,015,127,183
SPDR S&P Pharmaceuticals ETF	365,175,271	—	—	365,175,271
SPDR S&P Retail ETF	889,313,540	—	—	889,313,540
SPDR S&P Semiconductor ETF	64,823,386	—	—	64,823,386
SPDR S&P Software & Services ETF	22,466,929	—	—	22,466,929
SPDR S&P Telecom ETF	9,333,396	—	—	9,333,396
SPDR S&P Transportation ETF	12,442,982	—	—	12,442,982
SPDR Wells Fargo Preferred Stock ETF	218,881,624	—	—	218,881,624
SPDR Barclays Capital 1-3 Month T-Bill ETF	758,395	1,062,380,188	—	1,063,138,583
SPDR Barclays Capital TIPS ETF	18,395,039	598,099,139	—	616,494,178
SPDR Barclays Capital Short Term Treasury ETF	4,751	5,932,379	—	5,937,130
SPDR Barclays Capital Intermediate Term Treasury ETF	19,179,925	204,148,597	—	223,328,522

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays Capital Long Term Treasury ETF	$5,799,042	$45,506,054	$—	$51,305,096
SPDR Barclays Capital Short Term Corporate Bond ETF	17,480,150	642,559,261	—	660,039,411
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	14,597,700	252,352,879	—	266,950,579
SPDR Barclays Capital Long Term Corporate Bond ETF	6,246,190	72,232,645	—	78,478,835
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	444,007	21,342,238	—	21,786,245
SPDR Barclays Capital Convertible Securities ETF	311,690,782	630,564,592	—	942,255,374
SPDR Barclays Capital Mortgage Backed Bond ETF	32,873,849	32,834,760	—	65,708,609
SPDR Barclays Capital Aggregate Bond ETF	110,627,917	304,182,842	—	414,810,759
SPDR Nuveen Barclays Capital Municipal Bond ETF	1,011,109	1,062,995,421	—	1,064,006,530
SPDR Nuveen Barclays Capital California Municipal Bond ETF	128,346	77,951,923	—	78,080,269
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	80,215	27,824,698	—	27,904,913
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	176,312	1,498,876,012	—	1,499,052,324
SPDR Nuveen S&P VRDO Municipal Bond ETF	52,033	14,552,000	—	14,604,033
SPDR Nuveen S&P High Yield Municipal Bond ETF	1,934,436	70,296,221	—	72,230,657
SPDR Nuveen Barclays Capital Build America Bond ETF	16,964	63,359,560	—	63,376,524
SPDR DB International Government Inflation-Protected Bond ETF	9,647,370	1,283,332,789	—	1,292,980,159
SPDR Barclays Capital Short Term International Treasury Bond ETF	877,059	240,109,654	—	240,986,713
SPDR Barclays Capital International Treasury Bond ETF	4,130,191	1,751,538,396	—	1,755,668,587
SPDR Barclays Capital International Corporate Bond ETF	9,272	65,007,969	—	65,017,241
SPDR Barclays Capital Emerging Markets Local Bond ETF	6,470,707	161,041,015	—	167,511,722
SPDR Barclays Capital High Yield Bond ETF	115,459,311	11,670,591,833	—	11,786,051,144
SPDR Barclays Capital Short Term High Yield Bond ETF	998,421	49,148,564	—	50,146,985
SPDR Barclays Capital Investment Grade Floating Rate ETF	605,060	8,643,841	—	9,248,901

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Dividend ETF	$—	$(596,300)	$—	$(596,300)
SPDR Barclays Capital International Corporate Bond ETF	—	(17,129)	—	(17,129)
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	13,471	—	13,471

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as total return swaps and forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no material transfers between levels for the nine months ended March 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2012:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Dividend ETF	Total Return Swap Contract	$—	$—	$—	$(596,300)	$—	$—	$(596,300)
SPDR Barclays Capital International Corporate Bond ETF	Forward Contract	—	(17,129)	—	—	—	—	(17,129)
SPDR Barclays Capital Emerging Markets Local Bond ETF	Forward Contract	—	13,471	—	—	—	—	13,471

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 3/31/12	3/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	6,713	$302,689	$—	—	$43,123	1,034	5,679	$258,394	$3,656	$3,003
SPDR Dow Jones Large Cap ETF	1,453	65,516	34,320	827	29,281	709	1,571	71,481	900	1,818
SPDR S&P 500 Value ETF	14,810	667,783	12,011	300	—	—	15,110	687,505	9,012	—
SPDR S&P Bank ETF	1,000,018	45,090,812	33,697,114	967,441	72,030,069	1,967,459	—	—	145,222	(12,421,425)
SPDR S&P Capital Markets ETF	120,246	5,421,892	2,682,206	70,345	6,387,134	166,330	24,261	1,103,875	25,681	(2,332,018)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

The Funds listed below had affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at March 31, 2012 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 3/31/12	3/31/12	Income	Gain/(Loss)

ABM Industries, Inc.	—	$—	$73,632,104	3,406,107	$3,906,994	167,712	3,238,395	$78,692,998	$344,576	$406,845
Bemis Co., Inc.	3,417,152	115,431,394	78,572,297	2,615,336	20,722,756	678,735	5,353,753	172,872,684	1,333,393	1,068,530
Black Hills Corp.	1,644,026	49,468,742	47,666,451	1,494,930	20,027,888	611,349	2,527,607	84,750,663	2,549,366	1,389,482
Brady Corp (Class A)	—	—	99,493,837	3,103,806	5,068,226	153,059	2,950,747	95,456,665	406,483	212,723
Cincinnati Financial Corp.	6,354,160	185,414,389	121,556,225	4,163,444	120,264,063	3,660,014	6,857,590	236,655,431	9,071,457	10,463,710
Diebold, Inc.	2,693,163	83,514,985	52,810,738	1,664,795	24,610,770	773,088	3,584,870	138,089,193	2,738,075	(614,340)
Eaton Vance Corp.	2,824,256	85,377,259	98,236,689	4,035,796	78,463,545	2,928,244	3,931,808	112,371,073	2,377,287	(7,106,556)
Leggett & Platt, Inc.	6,320,500	154,093,790	135,717,061	6,170,799	21,313,939	968,963	11,522,336	265,128,951	8,323,194	2,786,333
National Retail Properties, Inc.	4,183,440	102,536,114	105,791,506	3,993,902	211,108,627	8,177,342	—	—	4,392,029	(4,254,668)
Old Republic International Corp.	—	—	267,935,681	28,200,355	33,365,235	3,140,966	25,059,389	264,376,554	4,763,976	1,286,297
Pitney Bowes, Inc.	10,125,240	232,779,268	220,898,728	11,609,391	29,455,466	1,603,309	20,131,322	353,908,641	16,174,622	(1,347,265)
Questar Corp.	7,930,631	140,451,475	87,003,566	4,541,861	60,443,981	3,292,334	9,180,158	176,809,843	1,371,354	940,631
RPM International, Inc.	4,339,695	99,899,779	86,989,481	3,789,787	28,891,907	1,215,775	6,913,707	181,069,986	3,516,645	4,175,707
United Bankshares, Inc.	—	—	106,721,334	3,763,221	5,423,043	181,816	3,581,405	103,359,348	792,354	324,315
Universal Corp	1,242,266	46,796,160	32,804,178	809,184	89,573,583	2,051,450	—	—	1,391,022	7,699,748
WGL Holdings, Inc.	1,281,754	49,334,712	89,124,691	2,144,691	26,427,999	652,001	2,774,444	112,919,871	2,491,167	600,078

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR Homebuilders ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 3/31/12	3/31/12	Income	Gain/(Loss)

iRobot Corp.	475,699	$16,787,418	$57,107,320	2,001,212	$28,587,640	964,495	1,512,416	$41,228,460	$—	$989,455
The Ryland Group, Inc.	1,663,075	27,490,630	62,828,248	4,041,476	50,711,926	3,240,747	2,463,804	47,502,141	183,217	894,669

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR Metals & Mining ETF	at 6/30/11	6/30/11	Cost	Shares	Proceeds	Shares	at 3/31/12	3/31/12	Income	Gain/(Loss)

James River Coal Co.	1,435,774	$29,892,815	$52,726,572	5,133,513	$59,114,626	6,569,287	—	$—	$—	$(26,960,068)

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), each a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at March 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$245,149	$4,049,929	4,049,929	$4,159,506	4,159,506	$135,572	$779	$—
SPDR Dow Jones Large Cap ETF	38,518	1,022,829	1,022,829	995,325	995,325	66,022	121	—
SPDR S&P 500 Growth ETF	373,817	4,874,176	4,874,176	4,968,178	4,968,178	279,815	545	—
SPDR S&P 500 Value ETF	266,800	4,998,906	4,998,906	5,060,131	5,060,131	205,575	478	—
SPDR Dow Jones Mid Cap ETF	125,811	3,199,529	3,199,529	3,058,860	3,058,860	266,480	225	—
SPDR S&P 400 Mid Cap Growth ETF	69,605	4,269,186	4,269,186	4,209,318	4,209,318	129,473	175	—
SPDR S&P 400 Mid Cap Value ETF	34,030	1,782,170	1,782,170	1,677,581	1,677,581	138,619	106	—
SPDR S&P 600 Small Cap ETF	171,881	3,489,752	3,489,752	3,385,726	3,385,726	275,907	148	—
SPDR S&P 600 Small Cap Growth ETF	699,650	6,884,522	6,884,522	6,967,626	6,967,626	616,546	305	—
SPDR S&P 600 Small Cap Value ETF	225,206	4,569,338	4,569,338	4,452,374	4,452,374	342,170	220	—
SPDR Global Dow ETF	5,427	2,007,714	2,007,714	1,979,776	1,979,776	33,365	76	—
SPDR Dow Jones REIT ETF	2,477,912	74,477,475	74,477,475	73,178,153	73,178,153	3,777,234	2,557	—
SPDR S&P Bank ETF	1,109,909	34,425,803	34,425,803	33,448,673	33,448,673	2,087,039	2,336	—
SPDR S&P Capital Markets ETF	77,276	1,133,430	1,133,430	1,087,090	1,087,090	123,616	130	—
SPDR S&P Insurance ETF	168,814	4,148,331	4,148,331	4,033,909	4,033,909	283,236	203	—
SPDR S&P Mortgage Finance ETF	12,930	119,668	119,668	124,726	124,726	7,872	10	—
SPDR S&P Regional Banking ETF	390,216	21,269,449	21,269,449	21,409,364	21,409,364	250,301	1,234	—
SPDR Morgan Stanley Technology ETF	254,424	2,358,477	2,358,477	2,057,641	2,057,641	555,260	488	—
SPDR S&P Dividend ETF	6,949,460	380,740,625	380,740,625	347,672,168	347,672,168	40,017,917	37,237	—
SPDR S&P Aerospace & Defense ETF	—	85,793	85,793	67,384	67,384	18,409	12	—
SPDR S&P Biotech ETF	440,877	5,668,930	5,668,930	5,118,515	5,118,515	991,292	427	—
SPDR S&P Health Care Equipment ETF	28,004	403,449	403,449	393,673	393,673	37,780	39	—
SPDR S&P Health Care Services ETF	—	228,449	228,449	216,898	216,898	11,551	13	—
SPDR S&P Homebuilders ETF	574,922	13,696,451	13,696,451	13,002,566	13,002,566	1,268,807	1,362	—
SPDR S&P Metals & Mining ETF	1,488,044	18,728,672	18,728,672	19,742,734	19,742,734	473,982	2,246	—
SPDR S&P Oil & Gas Equipment & Services ETF	438,931	2,502,968	2,502,968	2,265,886	2,265,886	676,013	611	—
SPDR S&P Oil & Gas Exploration & Production ETF	711,179	19,491,461	19,491,461	17,834,335	17,834,335	2,368,305	2,088	—
SPDR S&P Pharmaceuticals ETF	160,236	3,047,562	3,047,562	3,122,416	3,122,416	85,382	397	—
SPDR S&P Retail ETF	552,703	30,058,307	30,058,307	29,777,901	29,777,901	833,109	1,429	—
SPDR S&P Semiconductor ETF	245,872	2,082,814	2,082,814	2,226,659	2,226,659	102,027	139	—
SPDR S&P Software & Services ETF	—	352,454	352,454	286,137	286,137	66,317	33	—
SPDR S&P Telecom ETF	21,474	179,675	179,675	187,031	187,031	14,118	21	—
SPDR S&P Transportation ETF	17,450	79,923	79,923	87,126	87,126	10,247	22	—
SPDR Wells Fargo Preferred Stock ETF	347,984	20,205,777	20,205,777	20,094,289	20,094,289	459,472	759	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	226,280	3,202,515	3,202,515	2,670,400	2,670,400	758,395	777	—
SPDR Barclays Capital TIPS ETF	129,656	25,984,127	25,984,127	26,104,728	26,104,728	9,055	1,198	—
SPDR Barclays Capital Short Term Treasury Bond ETF	—	547,762	547,762	543,011	543,011	4,751	14	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR Barclays Capital Intermediate Term Treasury ETF	$323,743	$50,198,998	50,198,998	$49,265,615	49,265,615	$1,257,126	$1,529	$—
SPDR Barclays Capital Long Term Treasury ETF	34,859	7,961,352	7,961,352	7,978,304	7,978,304	17,907	215	—
SPDR Barclays Capital Short Term Corporate Bond ETF	8,323,883	153,212,391	153,212,391	144,056,124	144,056,124	17,480,150	5,877	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	2,268,396	25,373,349	25,373,349	23,315,265	23,315,265	4,326,480	1,320	—
SPDR Barclays Capital Long Term Corporate Bond ETF	357,309	11,887,553	11,887,553	11,298,660	11,298,660	946,202	610	—
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	115,794	5,196,035	5,196,035	4,867,822	4,867,822	444,007	351	—
SPDR Barclays Capital Convertible Securities ETF	7,049,069	106,909,422	106,909,422	111,866,762	111,866,762	2,091,729	4,698	—
SPDR Barclays Capital Mortgage Backed Bond ETF	35,610,780	20,858,689	20,858,689	23,595,620	23,595,620	32,873,849	40,789	—
SPDR Barclays Capital Aggregate Bond ETF	82,330,487	53,143,640	53,143,640	41,849,124	41,849,124	93,625,003	106,335	—
SPDR Nuveen Barclays Capital Build America Bond ETF	133,062	28,106,357	28,106,357	28,222,455	28,222,455	16,964	446	—
SPDR DB International Government Inflation-Protected Bond ETF	678,762	137,365,056	137,365,056	128,396,448	128,396,448	9,647,370	4,402	—
SPDR Barclays Capital Short Term International Treasury Bond ETF	2,669,507	52,912,739	52,912,739	55,099,787	55,099,787	482,459	3,024	—
SPDR Barclays Capital International Treasury Bond ETF	11,380,351	151,216,802	151,216,802	161,791,787	161,791,787	805,366	15,693	—
SPDR Barclays Capital International Corporate Bond ETF	47,951	1,276,628	1,276,628	1,315,307	1,315,307	9,272	46	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	510,500	27,966,223	27,966,223	25,571,536	25,571,536	2,905,187	1,657	—
SPDR Barclays Capital High Yield Bond ETF	53,523,887	1,597,381,443	1,597,381,443	1,535,446,019	1,535,446,019	115,459,311	103,132	—
SPDR Barclays Capital Short Term High Yield Bond ETF	—	1,024,552	1,024,552	26,131	26,131	998,421	44	—
SPDR Barclays Capital Investment Grade Floating Rate ETF	—	1,308,143	1,308,143	703,083	703,083	605,060	110	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR Nuveen Barclays Capital Municipal Bond ETF	$623,561	$83,803,539	83,803,539	$83,415,991	83,415,991	$1,011,109	$—	$—
SPDR Nuveen Barclays Capital California Municipal Bond ETF	1,235,075	3,567,220	3,567,220	4,673,949	4,673,949	128,346	—	—
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	961,409	1,994,118	1,994,118	2,875,312	2,875,312	80,215	—	—
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	4,806,799	133,488,758	133,488,758	138,119,245	138,119,245	176,312	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	441,285	13,813,391	13,813,391	14,202,643	14,202,643	52,033	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	136,806	18,961,057	18,961,057	17,163,427	17,163,427	1,934,436	—	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$13,804,801	$39,764,323	39,764,323	$46,430,390	46,430,390	$7,138,734	$33,405	$—
SPDR Dow Jones Large Cap ETF	3,694,022	35,471,366	35,471,366	32,642,025	32,642,025	6,523,363	8,297	—
SPDR S&P 500 Growth ETF	11,843,174	60,960,444	60,960,444	65,702,701	65,702,701	7,100,917	13,777	—
SPDR S&P 500 Value ETF	11,171,737	62,642,488	62,642,488	67,795,239	67,795,239	6,018,986	17,065	—
SPDR Dow Jones Mid Cap ETF	14,783,115	33,296,354	33,296,354	39,129,644	39,129,644	8,949,825	26,741	—
SPDR S&P 400 Mid Cap Growth ETF	13,974,938	39,563,702	39,563,702	44,171,921	44,171,921	9,366,719	20,895	—
SPDR S&P 400 Mid Cap Value ETF	6,382,274	20,327,955	20,327,955	18,935,807	18,935,807	7,774,422	12,483	—
SPDR S&P 600 Small Cap ETF	21,819,706	37,359,173	37,359,173	32,223,746	32,223,746	26,955,133	45,685	—
SPDR S&P 600 Small Cap Growth ETF	39,363,170	83,772,022	83,772,022	94,507,381	94,507,381	28,627,811	75,569	—
SPDR S&P 600 Small Cap Value ETF	28,516,005	58,525,918	58,525,918	60,624,897	60,624,897	26,417,026	53,225	—
SPDR Global Dow ETF	—	20,878,938	20,878,938	16,164,651	16,164,651	4,714,287	13,921	—
SPDR Dow Jones REIT ETF	191,378,900	479,925,940	479,925,940	542,593,053	542,593,053	128,711,787	213,754	—
SPDR S&P Bank ETF	136,108,076	536,734,092	536,734,092	532,447,717	532,447,717	140,394,451	153,998	—
SPDR S&P Capital Markets ETF	5,330,408	67,006,113	67,006,113	63,516,382	63,516,382	8,820,139	16,800	—
SPDR S&P Insurance ETF	9,780,219	133,423,532	133,423,532	135,980,403	135,980,403	7,223,348	27,090	—
SPDR S&P Mortgage Finance ETF	1,089,305	4,107,530	4,107,530	4,162,132	4,162,132	1,034,703	1,934	—
SPDR S&P Regional Banking ETF	147,505,337	347,437,668	347,437,668	370,903,113	370,903,113	124,039,892	234,449	—
SPDR Morgan Stanley Technology ETF	11,458,990	148,071,129	148,071,129	149,554,364	149,554,364	9,975,755	23,761	—
SPDR S&P Dividend ETF	555,570,004	2,314,396,339	2,314,396,339	2,206,170,339	2,206,170,339	663,796,004	1,020,278	—
SPDR S&P Biotech ETF	120,553,488	374,973,095	374,973,095	368,224,485	368,224,485	127,302,098	239,350	—
SPDR S&P Homebuilders ETF	166,233,073	602,067,772	602,067,772	607,461,711	607,461,711	160,839,134	309,548	—
SPDR S&P Metals & Mining ETF	192,488,820	534,433,353	534,433,353	622,343,668	622,343,668	104,578,505	365,922	—
SPDR S&P Oil & Gas Equipment & Services ETF	55,863,720	214,333,800	214,333,800	235,559,731	235,559,731	34,637,789	78,444	—
SPDR S&P Oil & Gas Exploration & Production ETF	197,417,176	656,349,918	656,349,918	723,692,420	723,692,420	130,074,674	2,187,796	—
SPDR S&P Pharmaceuticals ETF	33,652,274	161,396,391	161,396,391	166,554,303	166,554,303	28,494,362	406,595	—
SPDR S&P Retail ETF	109,987,556	653,957,745	653,957,745	673,469,338	673,469,338	90,475,963	693,617	—
SPDR S&P Semiconductor ETF	21,669,501	63,089,749	63,089,749	75,005,488	75,005,488	9,753,762	292,337	—
SPDR Wells Fargo Preferred Stock ETF	11,691,297	116,985,679	116,985,679	100,402,320	100,402,320	28,274,656	88,458	—
SPDR Barclays Capital 1-3 Month T-Bill ETF	—	5,514,905,228	5,514,905,228	5,514,905,228	5,514,905,228	—	319,294	—
SPDR Barclays Capital TIPS ETF	47,365,200	194,489,159	194,489,159	223,468,375	223,468,375	18,385,984	32,938	—
SPDR Barclays Capital Intermediate Term Treasury ETF	37,531,952	104,326,491	104,326,491	123,935,644	123,935,644	17,922,799	45,585	—
SPDR Barclays Capital Long Term Treasury ETF	4,287,060	45,425,628	45,425,628	43,931,553	43,931,553	5,781,135	9,836	—
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	12,787,112	39,099,113	39,099,113	41,615,005	41,615,005	10,271,220	18,485	—
SPDR Barclays Capital Long Term Corporate Bond ETF	3,188,498	23,465,835	23,465,835	21,354,345	21,354,345	5,299,988	8,103	—
SPDR Barclays Capital Convertible Securities ETF	98,903,836	381,748,936	381,748,936	404,557,838	404,557,838	76,094,934	226,983	—
SPDR Barclays Capital Aggregate Bond ETF	19,466,516	69,229,835	69,229,835	71,693,437	71,693,437	17,002,914	32,209	—
SPDR DB International Government Inflation-Protected Bond ETF	—	34,123,178	34,123,178	34,123,178	34,123,178	—	16,422	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR Barclays Capital Short Term International Treasury Bond ETF	$—	$1,977,089	1,977,089	$1,582,489	1,582,489	$394,600	$1,383	$—
SPDR Barclays Capital International Treasury Bond ETF	4,774,225	23,544,785	23,544,785	24,994,185	24,994,185	3,324,825	8,653	—
SPDR Barclays Capital Emerging Markets Local Bond ETF	—	5,037,163	5,037,163	1,471,643	1,471,643	3,565,520	1,826	—

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$158,052,557	$42,170,143	$19,822,606	$22,347,537
SPDR Dow Jones Large Cap ETF	44,652,465	6,100,396	1,355,541	4,744,855
SPDR S&P 500 Growth ETF	181,838,487	56,056,791	2,601,146	53,455,645
SPDR S&P 500 Value ETF	174,407,184	26,657,913	15,292,641	11,365,272
SPDR Dow Jones Mid Cap ETF	75,137,438	11,857,343	2,913,101	8,944,242
SPDR S&P 400 Mid Cap Growth ETF	68,363,785	10,311,190	2,429,177	7,882,013
SPDR S&P 400 Mid Cap Value ETF	34,072,705	3,767,910	946,403	2,821,507
SPDR S&P 600 Small Cap ETF	124,395,435	11,401,790	6,043,419	5,358,371
SPDR S&P 600 Small Cap Growth ETF	173,825,549	23,158,114	6,897,742	16,260,372
SPDR S&P 600 Small Cap Value ETF	163,935,833	15,389,974	9,720,531	5,669,443
SPDR Global Dow ETF	115,889,468	7,593,353	18,519,912	(10,926,559)
SPDR Dow Jones REIT ETF	1,765,344,314	251,017,964	92,354,484	158,663,480
SPDR S&P Bank ETF	1,907,260,011	123,755,460	30,149,727	93,605,733
SPDR S&P Capital Markets ETF	50,143,946	1,810,376	5,839,187	(4,028,811)
SPDR S&P Insurance ETF	141,324,097	6,736,276	5,290,685	1,445,591
SPDR S&P Mortgage Finance ETF	4,340,501	458,903	15,386	443,517
SPDR S&P Regional Banking ETF	1,268,254,239	48,765,617	15,526,687	33,238,930
SPDR Morgan Stanley Technology ETF	185,218,733	36,697,550	19,312,979	17,384,571
SPDR S&P Dividend ETF	9,065,481,104	975,099,202	92,301,565	882,797,637
SPDR S&P Aerospace & Defense ETF	13,881,053	1,595,021	122,525	1,472,496
SPDR S&P Biotech ETF	633,519,513	74,622,725	45,923,357	28,699,368
SPDR S&P Health Care Equipment ETF	21,705,439	1,808,141	1,034,648	773,493
SPDR S&P Health Care Services ETF	11,213,775	1,414,065	97,749	1,316,316
SPDR S&P Homebuilders ETF	1,460,218,364	98,902,794	13,980,997	84,921,797
SPDR S&P Metals & Mining ETF	1,158,623,879	358,794	297,378,946	(297,020,152)
SPDR S&P Oil & Gas Equipment & Services ETF	391,909,544	19,133,562	32,454,204	(13,320,642)
SPDR S&P Oil & Gas Exploration & Production ETF	1,160,272,992	9,018,733	154,164,542	(145,145,809)
SPDR S&P Pharmaceuticals ETF	304,470,626	63,726,477	3,021,832	60,704,645
SPDR S&P Retail ETF	916,110,857	9,530,720	36,328,037	(26,797,317)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P Semiconductor ETF	$64,639,435	$3,461,126	$3,277,175	$183,951
SPDR S&P Software & Services ETF	19,994,524	2,770,269	297,864	2,472,405
SPDR S&P Telecom ETF	9,828,809	397,493	892,906	(495,413)
SPDR S&P Transportation ETF	12,202,247	913,599	672,864	240,735
SPDR Wells Fargo Preferred Stock ETF	214,591,631	4,955,879	665,886	4,289,993
SPDR Barclays Capital 1-3 Month T-Bill ETF	1,063,128,312	24,660	14,389	10,271
SPDR Barclays Capital TIPS ETF	567,326,408	49,706,640	538,870	49,167,770
SPDR Barclays Capital Short Term Treasury ETF	5,947,007	36	9,913	(9,877)
SPDR Barclays Capital Intermediate Term Treasury ETF	215,227,949	8,268,604	168,031	8,100,573
SPDR Barclays Capital Long Term Treasury ETF	52,618,187	—	1,313,091	(1,313,091)
SPDR Barclays Capital Short Term Corporate Bond ETF	657,075,533	3,510,092	546,214	2,963,878
SPDR Barclays Capital Intermediate Term Corporate Bond ETF	258,245,151	9,113,189	407,761	8,705,428
SPDR Barclays Capital Long Term Corporate Bond ETF	75,072,598	4,000,793	594,556	3,406,237
SPDR Barclays Capital Issuer Scored Corporate Bond ETF	21,254,906	630,822	99,483	531,339
SPDR Barclays Capital Convertible Securities ETF	942,881,114	39,334,681	39,960,421	(625,740)
SPDR Barclays Capital Mortgage Backed Bond ETF	65,689,503	60,119	41,013	19,106
SPDR Barclays Capital Aggregate Bond ETF	402,410,908	12,805,506	405,655	12,399,851
SPDR Nuveen Barclays Capital Municipal Bond ETF	1,004,346,045	61,711,355	2,050,870	59,660,485
SPDR Nuveen Barclays Capital California Municipal Bond ETF	72,091,214	6,027,322	38,267	5,989,055
SPDR Nuveen Barclays Capital New York Municipal Bond ETF	26,567,077	1,408,982	71,146	1,337,836
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	1,472,509,797	27,373,561	831,034	26,542,527
SPDR Nuveen S&P VRDO Municipal Bond ETF	14,604,033	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	68,683,304	4,645,020	1,097,667	3,547,353
SPDR Nuveen Barclays Capital Build America Bond ETF	58,113,038	5,354,433	90,947	5,263,486
SPDR DB International Government Inflation-Protected Bond ETF	1,200,682,549	103,605,698	11,308,088	92,297,610
SPDR Barclays Capital Short Term International Treasury Bond ETF	242,656,730	2,197,925	3,867,942	(1,670,017)
SPDR Barclays Capital International Treasury Bond ETF	1,680,508,818	94,696,770	19,537,001	75,159,769
SPDR Barclays Capital International Corporate Bond ETF	65,024,663	1,263,879	1,271,301	(7,422)
SPDR Barclays Capital Emerging Markets Local Bond ETF	170,252,004	693,134	3,433,416	(2,740,282)
SPDR Barclays Capital High Yield Bond ETF	11,622,255,283	259,426,750	95,630,889	163,795,861
SPDR Barclays Capital Short Term High Yield Bond ETF	50,457,126	44,912	355,053	(310,141)
SPDR Barclays Capital Investment Grade Floating Rate ETF	9,179,714	70,578	1,391	69,187

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

TABLE OF CONTENTS

Item 2. Controls and Procedures
SIGNATURES
Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
Date: May 21, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
Date: May 21, 2012